As filed with the Securities and Exchange Commission on July 3, 2025

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-233-4339

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2025*

*This Form N-CSR pertains to each series of the registrant except Transamerica Stock Index, which has a fiscal year end of December 31.

Item 1.	Reports to Stockholders.

(a)

Semi-Annual Shareholder Report

Transamerica Balanced II

Class I3

TBLTX

April 30, 2025

Fund Overview

Transamerica Balanced II (the "Fund") seeks to provide a high total investment return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$65,653,498
Number of Portfolio Holdings	533
Portfolio Turnover Rate	29%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.5%
Corporate Debt Securities	12.4
U.S. Government Obligations	11.4
U.S. Government Agency Obligations	10.3
Commercial Paper	7.2
Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.7
Repurchase Agreements	1.0
Other Investment Company	0.3
Foreign Government Obligations	0.2
Net Other Assets (Liabilities)Footnote Reference^	(7.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Balanced II

Class I3

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.4%
Apple, Inc.	4.0
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.5
Meta Platforms, Inc., Class A	1.8
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.6
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	1.2
Broadcom, Inc.	1.2
Berkshire Hathaway, Inc., Class B	1.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Balanced II

Class I3

Semi-Annual Shareholder Report

Transamerica Balanced II

Class R

TBLRX

April 30, 2025

Fund Overview

Transamerica Balanced II (the "Fund") seeks to provide a high total investment return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$54	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$65,653,498
Number of Portfolio Holdings	533
Portfolio Turnover Rate	29%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.5%
Corporate Debt Securities	12.4
U.S. Government Obligations	11.4
U.S. Government Agency Obligations	10.3
Commercial Paper	7.2
Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.7
Repurchase Agreements	1.0
Other Investment Company	0.3
Foreign Government Obligations	0.2
Net Other Assets (Liabilities)Footnote Reference^	(7.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Balanced II

Class R

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.4%
Apple, Inc.	4.0
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.5
Meta Platforms, Inc., Class A	1.8
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.6
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	1.2
Broadcom, Inc.	1.2
Berkshire Hathaway, Inc., Class B	1.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Balanced II

Class R

Semi-Annual Shareholder Report

Transamerica Bond

Class A

IDITX

April 30, 2025

Fund Overview

Transamerica Bond (the "Fund") seeks to provide high total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$2,361,924,034
Number of Portfolio Holdings	553
Portfolio Turnover Rate	27%
Average MaturityFootnote Reference§	8.22 years
DurationFootnote Reference†	5.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	36.9%
U.S. Government Obligations	28.0
Asset-Backed Securities	11.3
Mortgage-Backed Securities	10.2
U.S. Government Agency Obligations	9.4
Commercial Paper	5.5
Foreign Government Obligations	0.8
Other Investment Company	0.7
Repurchase Agreements	0.7
Short-Term U.S. Government Obligation	0.5
Loan Assignments	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Bond

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	37.4%
AAA	15.4
AA	1.2
A	11.6
BBB	20.7
BB	7.7
B	1.7
CCC	0.4
Below CCC	0.2
NR (Not Rated)	6.0
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.6%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2055	2.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.3
U.S. Treasury Bonds, 4.25%, 05/15/2039	1.2
U.S. Treasury Notes, 2.63%, 01/31/2026	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.1
U.S. Treasury Notes, 3.88%, 03/15/2028	1.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Bond

Class A

Semi-Annual Shareholder Report

Transamerica Bond

Class C

IFLLX

April 30, 2025

Fund Overview

Transamerica Bond (the "Fund") seeks to provide high total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$2,361,924,034
Number of Portfolio Holdings	553
Portfolio Turnover Rate	27%
Average MaturityFootnote Reference§	8.22 years
DurationFootnote Reference†	5.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	36.9%
U.S. Government Obligations	28.0
Asset-Backed Securities	11.3
Mortgage-Backed Securities	10.2
U.S. Government Agency Obligations	9.4
Commercial Paper	5.5
Foreign Government Obligations	0.8
Other Investment Company	0.7
Repurchase Agreements	0.7
Short-Term U.S. Government Obligation	0.5
Loan Assignments	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Bond

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	37.4%
AAA	15.4
AA	1.2
A	11.6
BBB	20.7
BB	7.7
B	1.7
CCC	0.4
Below CCC	0.2
NR (Not Rated)	6.0
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.6%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2055	2.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.3
U.S. Treasury Bonds, 4.25%, 05/15/2039	1.2
U.S. Treasury Notes, 2.63%, 01/31/2026	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.1
U.S. Treasury Notes, 3.88%, 03/15/2028	1.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Bond

Class C

Semi-Annual Shareholder Report

Transamerica Bond

Class I

TFXIX

April 30, 2025

Fund Overview

Transamerica Bond (the "Fund") seeks to provide high total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$2,361,924,034
Number of Portfolio Holdings	553
Portfolio Turnover Rate	27%
Average MaturityFootnote Reference§	8.22 years
DurationFootnote Reference†	5.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	36.9%
U.S. Government Obligations	28.0
Asset-Backed Securities	11.3
Mortgage-Backed Securities	10.2
U.S. Government Agency Obligations	9.4
Commercial Paper	5.5
Foreign Government Obligations	0.8
Other Investment Company	0.7
Repurchase Agreements	0.7
Short-Term U.S. Government Obligation	0.5
Loan Assignments	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Bond

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	37.4%
AAA	15.4
AA	1.2
A	11.6
BBB	20.7
BB	7.7
B	1.7
CCC	0.4
Below CCC	0.2
NR (Not Rated)	6.0
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.6%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2055	2.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.3
U.S. Treasury Bonds, 4.25%, 05/15/2039	1.2
U.S. Treasury Notes, 2.63%, 01/31/2026	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.1
U.S. Treasury Notes, 3.88%, 03/15/2028	1.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Bond

Class I

Semi-Annual Shareholder Report

Transamerica Bond

Class I2

Ticker: N/A

April 30, 2025

Fund Overview

Transamerica Bond (the "Fund") seeks to provide high total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$2,361,924,034
Number of Portfolio Holdings	553
Portfolio Turnover Rate	27%
Average MaturityFootnote Reference§	8.22 years
DurationFootnote Reference†	5.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	36.9%
U.S. Government Obligations	28.0
Asset-Backed Securities	11.3
Mortgage-Backed Securities	10.2
U.S. Government Agency Obligations	9.4
Commercial Paper	5.5
Foreign Government Obligations	0.8
Other Investment Company	0.7
Repurchase Agreements	0.7
Short-Term U.S. Government Obligation	0.5
Loan Assignments	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Bond

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	37.4%
AAA	15.4
AA	1.2
A	11.6
BBB	20.7
BB	7.7
B	1.7
CCC	0.4
Below CCC	0.2
NR (Not Rated)	6.0
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.6%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2055	2.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.3
U.S. Treasury Bonds, 4.25%, 05/15/2039	1.2
U.S. Treasury Notes, 2.63%, 01/31/2026	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.1
U.S. Treasury Notes, 3.88%, 03/15/2028	1.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Bond

Class I2

Semi-Annual Shareholder Report

Transamerica Bond

Class R

TAADX

April 30, 2025

Fund Overview

Transamerica Bond (the "Fund") seeks to provide high total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$2,361,924,034
Number of Portfolio Holdings	553
Portfolio Turnover Rate	27%
Average MaturityFootnote Reference§	8.22 years
DurationFootnote Reference†	5.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	36.9%
U.S. Government Obligations	28.0
Asset-Backed Securities	11.3
Mortgage-Backed Securities	10.2
U.S. Government Agency Obligations	9.4
Commercial Paper	5.5
Foreign Government Obligations	0.8
Other Investment Company	0.7
Repurchase Agreements	0.7
Short-Term U.S. Government Obligation	0.5
Loan Assignments	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Bond

Class R

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	37.4%
AAA	15.4
AA	1.2
A	11.6
BBB	20.7
BB	7.7
B	1.7
CCC	0.4
Below CCC	0.2
NR (Not Rated)	6.0
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.6%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2055	2.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.3
U.S. Treasury Bonds, 4.25%, 05/15/2039	1.2
U.S. Treasury Notes, 2.63%, 01/31/2026	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.1
U.S. Treasury Notes, 3.88%, 03/15/2028	1.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Bond

Class R

Semi-Annual Shareholder Report

Transamerica Bond

Class R6

TAFLX

April 30, 2025

Fund Overview

Transamerica Bond (the "Fund") seeks to provide high total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$2,361,924,034
Number of Portfolio Holdings	553
Portfolio Turnover Rate	27%
Average MaturityFootnote Reference§	8.22 years
DurationFootnote Reference†	5.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	36.9%
U.S. Government Obligations	28.0
Asset-Backed Securities	11.3
Mortgage-Backed Securities	10.2
U.S. Government Agency Obligations	9.4
Commercial Paper	5.5
Foreign Government Obligations	0.8
Other Investment Company	0.7
Repurchase Agreements	0.7
Short-Term U.S. Government Obligation	0.5
Loan Assignments	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Bond

Class R6

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	37.4%
AAA	15.4
AA	1.2
A	11.6
BBB	20.7
BB	7.7
B	1.7
CCC	0.4
Below CCC	0.2
NR (Not Rated)	6.0
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.6%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2055	2.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.3
U.S. Treasury Bonds, 4.25%, 05/15/2039	1.2
U.S. Treasury Notes, 2.63%, 01/31/2026	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.1
U.S. Treasury Notes, 3.88%, 03/15/2028	1.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Bond

Class R6

Semi-Annual Shareholder Report

Transamerica Capital Growth

Class A

IALAX

April 30, 2025

Fund Overview

Transamerica Capital Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,334,180,902
Number of Portfolio Holdings	30
Portfolio Turnover Rate	48%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.4%
Consumer Discretionary	25.9
Financials	9.8
Health Care	8.0
Communication Services	4.8
Industrials	0.5
Repurchase Agreements	6.7
Other Investment Company	1.1
Purchased Options	0.2
Net Other Assets (Liabilities)Footnote Reference^	(1.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Capital Growth

Class A

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	11.1%
MicroStrategy, Inc., Class A	7.5
DoorDash, Inc., Class A	7.4
Tesla, Inc.	7.1
MercadoLibre, Inc.	6.6
Aurora Innovation, Inc.	5.3
Crowdstrike Holdings, Inc., Class A	4.9
ROBLOX Corp., Class A	4.8
Snowflake, Inc., Class A	4.8
Royalty Pharma PLC, Class A	4.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Capital Growth

Class A

Semi-Annual Shareholder Report

Transamerica Capital Growth

Class C

ILLLX

April 30, 2025

Fund Overview

Transamerica Capital Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,334,180,902
Number of Portfolio Holdings	30
Portfolio Turnover Rate	48%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.4%
Consumer Discretionary	25.9
Financials	9.8
Health Care	8.0
Communication Services	4.8
Industrials	0.5
Repurchase Agreements	6.7
Other Investment Company	1.1
Purchased Options	0.2
Net Other Assets (Liabilities)Footnote Reference^	(1.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Capital Growth

Class C

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	11.1%
MicroStrategy, Inc., Class A	7.5
DoorDash, Inc., Class A	7.4
Tesla, Inc.	7.1
MercadoLibre, Inc.	6.6
Aurora Innovation, Inc.	5.3
Crowdstrike Holdings, Inc., Class A	4.9
ROBLOX Corp., Class A	4.8
Snowflake, Inc., Class A	4.8
Royalty Pharma PLC, Class A	4.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Capital Growth

Class C

Semi-Annual Shareholder Report

Transamerica Capital Growth

Class I

TFOIX

April 30, 2025

Fund Overview

Transamerica Capital Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,334,180,902
Number of Portfolio Holdings	30
Portfolio Turnover Rate	48%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.4%
Consumer Discretionary	25.9
Financials	9.8
Health Care	8.0
Communication Services	4.8
Industrials	0.5
Repurchase Agreements	6.7
Other Investment Company	1.1
Purchased Options	0.2
Net Other Assets (Liabilities)Footnote Reference^	(1.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Capital Growth

Class I

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	11.1%
MicroStrategy, Inc., Class A	7.5
DoorDash, Inc., Class A	7.4
Tesla, Inc.	7.1
MercadoLibre, Inc.	6.6
Aurora Innovation, Inc.	5.3
Crowdstrike Holdings, Inc., Class A	4.9
ROBLOX Corp., Class A	4.8
Snowflake, Inc., Class A	4.8
Royalty Pharma PLC, Class A	4.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Capital Growth

Class I

Semi-Annual Shareholder Report

Transamerica Capital Growth

Class I2

Ticker: N/A

April 30, 2025

Fund Overview

Transamerica Capital Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$39	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,334,180,902
Number of Portfolio Holdings	30
Portfolio Turnover Rate	48%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.4%
Consumer Discretionary	25.9
Financials	9.8
Health Care	8.0
Communication Services	4.8
Industrials	0.5
Repurchase Agreements	6.7
Other Investment Company	1.1
Purchased Options	0.2
Net Other Assets (Liabilities)Footnote Reference^	(1.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Capital Growth

Class I2

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	11.1%
MicroStrategy, Inc., Class A	7.5
DoorDash, Inc., Class A	7.4
Tesla, Inc.	7.1
MercadoLibre, Inc.	6.6
Aurora Innovation, Inc.	5.3
Crowdstrike Holdings, Inc., Class A	4.9
ROBLOX Corp., Class A	4.8
Snowflake, Inc., Class A	4.8
Royalty Pharma PLC, Class A	4.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Capital Growth

Class I2

Semi-Annual Shareholder Report

Transamerica Capital Growth

Class R

TAAEX

April 30, 2025

Fund Overview

Transamerica Capital Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$75	1.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,334,180,902
Number of Portfolio Holdings	30
Portfolio Turnover Rate	48%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.4%
Consumer Discretionary	25.9
Financials	9.8
Health Care	8.0
Communication Services	4.8
Industrials	0.5
Repurchase Agreements	6.7
Other Investment Company	1.1
Purchased Options	0.2
Net Other Assets (Liabilities)Footnote Reference^	(1.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Capital Growth

Class R

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	11.1%
MicroStrategy, Inc., Class A	7.5
DoorDash, Inc., Class A	7.4
Tesla, Inc.	7.1
MercadoLibre, Inc.	6.6
Aurora Innovation, Inc.	5.3
Crowdstrike Holdings, Inc., Class A	4.9
ROBLOX Corp., Class A	4.8
Snowflake, Inc., Class A	4.8
Royalty Pharma PLC, Class A	4.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Capital Growth

Class R

Semi-Annual Shareholder Report

Transamerica Capital Growth

Class R6

TCPWX

April 30, 2025

Fund Overview

Transamerica Capital Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,334,180,902
Number of Portfolio Holdings	30
Portfolio Turnover Rate	48%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.4%
Consumer Discretionary	25.9
Financials	9.8
Health Care	8.0
Communication Services	4.8
Industrials	0.5
Repurchase Agreements	6.7
Other Investment Company	1.1
Purchased Options	0.2
Net Other Assets (Liabilities)Footnote Reference^	(1.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Capital Growth

Class R6

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	11.1%
MicroStrategy, Inc., Class A	7.5
DoorDash, Inc., Class A	7.4
Tesla, Inc.	7.1
MercadoLibre, Inc.	6.6
Aurora Innovation, Inc.	5.3
Crowdstrike Holdings, Inc., Class A	4.9
ROBLOX Corp., Class A	4.8
Snowflake, Inc., Class A	4.8
Royalty Pharma PLC, Class A	4.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Capital Growth

Class R6

Semi-Annual Shareholder Report

Transamerica Core Bond

Class A

TABDX

April 30, 2025

Fund Overview

Transamerica Core Bond (the "Fund") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,658,796,466
Number of Portfolio Holdings	485
Portfolio Turnover Rate	36%
Average MaturityFootnote Reference§	8.46 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Government Obligations	30.7%
Corporate Debt Securities	30.4
U.S. Government Agency Obligations	25.5
Commercial Paper	17.6
Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.4
Repurchase Agreements	1.8
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.8
Other Investment Company	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(18.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Core Bond

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	57.5%
AAA	9.0
AA	1.4
A	10.4
BBB	17.7
BB	2.8
CCC	0.0Footnote Reference*
Below CCC	0.2
NR (Not Rated)	17.9
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	3.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.4
U.S. Treasury Notes, 4.63%, 02/15/2035	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2055	1.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 06/01/2052	1.8
U.S. Treasury Notes, 4.13%, 02/28/2027	1.6
Thunder Bay Funding LLC, 4.58%, 05/16/2025	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 03/01/2052	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Core Bond

Class A

Semi-Annual Shareholder Report

Transamerica Core Bond

Class C

TABEX

April 30, 2025

Fund Overview

Transamerica Core Bond (the "Fund") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,658,796,466
Number of Portfolio Holdings	485
Portfolio Turnover Rate	36%
Average MaturityFootnote Reference§	8.46 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Government Obligations	30.7%
Corporate Debt Securities	30.4
U.S. Government Agency Obligations	25.5
Commercial Paper	17.6
Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.4
Repurchase Agreements	1.8
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.8
Other Investment Company	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(18.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Core Bond

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	57.5%
AAA	9.0
AA	1.4
A	10.4
BBB	17.7
BB	2.8
CCC	0.0Footnote Reference*
Below CCC	0.2
NR (Not Rated)	17.9
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	3.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.4
U.S. Treasury Notes, 4.63%, 02/15/2035	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2055	1.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 06/01/2052	1.8
U.S. Treasury Notes, 4.13%, 02/28/2027	1.6
Thunder Bay Funding LLC, 4.58%, 05/16/2025	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 03/01/2052	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Core Bond

Class C

Semi-Annual Shareholder Report

Transamerica Core Bond

Class I

TABGX

April 30, 2025

Fund Overview

Transamerica Core Bond (the "Fund") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,658,796,466
Number of Portfolio Holdings	485
Portfolio Turnover Rate	36%
Average MaturityFootnote Reference§	8.46 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Government Obligations	30.7%
Corporate Debt Securities	30.4
U.S. Government Agency Obligations	25.5
Commercial Paper	17.6
Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.4
Repurchase Agreements	1.8
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.8
Other Investment Company	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(18.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Core Bond

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	57.5%
AAA	9.0
AA	1.4
A	10.4
BBB	17.7
BB	2.8
CCC	0.0Footnote Reference*
Below CCC	0.2
NR (Not Rated)	17.9
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	3.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.4
U.S. Treasury Notes, 4.63%, 02/15/2035	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2055	1.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 06/01/2052	1.8
U.S. Treasury Notes, 4.13%, 02/28/2027	1.6
Thunder Bay Funding LLC, 4.58%, 05/16/2025	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 03/01/2052	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Core Bond

Class I

Semi-Annual Shareholder Report

Transamerica Core Bond

Class I2

Ticker: N/A

April 30, 2025

Fund Overview

Transamerica Core Bond (the "Fund") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,658,796,466
Number of Portfolio Holdings	485
Portfolio Turnover Rate	36%
Average MaturityFootnote Reference§	8.46 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Government Obligations	30.7%
Corporate Debt Securities	30.4
U.S. Government Agency Obligations	25.5
Commercial Paper	17.6
Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.4
Repurchase Agreements	1.8
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.8
Other Investment Company	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(18.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Core Bond

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	57.5%
AAA	9.0
AA	1.4
A	10.4
BBB	17.7
BB	2.8
CCC	0.0Footnote Reference*
Below CCC	0.2
NR (Not Rated)	17.9
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	3.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.4
U.S. Treasury Notes, 4.63%, 02/15/2035	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2055	1.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 06/01/2052	1.8
U.S. Treasury Notes, 4.13%, 02/28/2027	1.6
Thunder Bay Funding LLC, 4.58%, 05/16/2025	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 03/01/2052	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Core Bond

Class I2

Semi-Annual Shareholder Report

Transamerica Core Bond

Class I3

TMBTX

April 30, 2025

Fund Overview

Transamerica Core Bond (the "Fund") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,658,796,466
Number of Portfolio Holdings	485
Portfolio Turnover Rate	36%
Average MaturityFootnote Reference§	8.46 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Government Obligations	30.7%
Corporate Debt Securities	30.4
U.S. Government Agency Obligations	25.5
Commercial Paper	17.6
Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.4
Repurchase Agreements	1.8
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.8
Other Investment Company	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(18.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Core Bond

Class I3

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	57.5%
AAA	9.0
AA	1.4
A	10.4
BBB	17.7
BB	2.8
CCC	0.0Footnote Reference*
Below CCC	0.2
NR (Not Rated)	17.9
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	3.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.4
U.S. Treasury Notes, 4.63%, 02/15/2035	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2055	1.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 06/01/2052	1.8
U.S. Treasury Notes, 4.13%, 02/28/2027	1.6
Thunder Bay Funding LLC, 4.58%, 05/16/2025	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 03/01/2052	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Core Bond

Class I3

Semi-Annual Shareholder Report

Transamerica Core Bond

Class R

TMBRX

April 30, 2025

Fund Overview

Transamerica Core Bond (the "Fund") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,658,796,466
Number of Portfolio Holdings	485
Portfolio Turnover Rate	36%
Average MaturityFootnote Reference§	8.46 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Government Obligations	30.7%
Corporate Debt Securities	30.4
U.S. Government Agency Obligations	25.5
Commercial Paper	17.6
Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.4
Repurchase Agreements	1.8
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.8
Other Investment Company	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(18.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Core Bond

Class R

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	57.5%
AAA	9.0
AA	1.4
A	10.4
BBB	17.7
BB	2.8
CCC	0.0Footnote Reference*
Below CCC	0.2
NR (Not Rated)	17.9
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	3.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.4
U.S. Treasury Notes, 4.63%, 02/15/2035	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2055	1.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 06/01/2052	1.8
U.S. Treasury Notes, 4.13%, 02/28/2027	1.6
Thunder Bay Funding LLC, 4.58%, 05/16/2025	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 03/01/2052	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Core Bond

Class R

Semi-Annual Shareholder Report

Transamerica Core Bond

Class R4

TMBFX

April 30, 2025

Fund Overview

Transamerica Core Bond (the "Fund") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,658,796,466
Number of Portfolio Holdings	485
Portfolio Turnover Rate	36%
Average MaturityFootnote Reference§	8.46 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Government Obligations	30.7%
Corporate Debt Securities	30.4
U.S. Government Agency Obligations	25.5
Commercial Paper	17.6
Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.4
Repurchase Agreements	1.8
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.8
Other Investment Company	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(18.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Core Bond

Class R4

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	57.5%
AAA	9.0
AA	1.4
A	10.4
BBB	17.7
BB	2.8
CCC	0.0Footnote Reference*
Below CCC	0.2
NR (Not Rated)	17.9
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	3.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.4
U.S. Treasury Notes, 4.63%, 02/15/2035	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2055	1.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 06/01/2052	1.8
U.S. Treasury Notes, 4.13%, 02/28/2027	1.6
Thunder Bay Funding LLC, 4.58%, 05/16/2025	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 03/01/2052	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Core Bond

Class R4

Semi-Annual Shareholder Report

Transamerica Core Bond

Class R6

TAGMX

April 30, 2025

Fund Overview

Transamerica Core Bond (the "Fund") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,658,796,466
Number of Portfolio Holdings	485
Portfolio Turnover Rate	36%
Average MaturityFootnote Reference§	8.46 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Government Obligations	30.7%
Corporate Debt Securities	30.4
U.S. Government Agency Obligations	25.5
Commercial Paper	17.6
Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.4
Repurchase Agreements	1.8
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.8
Other Investment Company	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(18.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Core Bond

Class R6

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	57.5%
AAA	9.0
AA	1.4
A	10.4
BBB	17.7
BB	2.8
CCC	0.0Footnote Reference*
Below CCC	0.2
NR (Not Rated)	17.9
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	3.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.4
U.S. Treasury Notes, 4.63%, 02/15/2035	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2055	1.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 06/01/2052	1.8
U.S. Treasury Notes, 4.13%, 02/28/2027	1.6
Thunder Bay Funding LLC, 4.58%, 05/16/2025	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 03/01/2052	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Core Bond

Class R6

Semi-Annual Shareholder Report

Transamerica Emerging Markets Debt

Class A

EMTAX

April 30, 2025

Fund Overview

Transamerica Emerging Markets Debt (the "Fund") seeks to generate a high total return through a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$229,514,495
Number of Portfolio Holdings	223
Portfolio Turnover Rate	100%
Average MaturityFootnote Reference§	10.29 years
DurationFootnote Reference†	5.05 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	57.5%
Corporate Debt Securities	35.1
Repurchase Agreements	5.5
Other Investment Company	3.1
Short-Term Foreign Government Obligations	1.1
U.S. Government Obligations	0.4
Convertible Bonds	0.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Emerging Markets Debt

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	0.4%
AAA	3.0
AA	4.3
A	8.2
BBB	25.9
BB	21.5
B	15.9
CCC	6.1
Below CCC	1.4
NR (Not Rated)	6.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	2.0%
Mexico Government International Bonds, 7.38%, 05/13/2055	2.0
Mexico Government International Bonds, 6.88%, 05/13/2037	1.5
Republic of Poland Government International Bonds, 5.50%, 03/18/2054	1.3
Philippines Government International Bonds, 5.50%, 02/04/2035	1.3
Mexico Bonos, 10.00%, 11/20/2036	1.1
Egypt Treasury Bills, 26.40%, 10/21/2025	1.1
Turkiye Government Bonds, 12.60%, 10/01/2025	1.0
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2033	1.0
Petroleos Mexicanos, 6.84%, 01/23/2030	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Emerging Markets Debt

Class A

Semi-Annual Shareholder Report

Transamerica Emerging Markets Debt

Class C

EMTCX

April 30, 2025

Fund Overview

Transamerica Emerging Markets Debt (the "Fund") seeks to generate a high total return through a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$229,514,495
Number of Portfolio Holdings	223
Portfolio Turnover Rate	100%
Average MaturityFootnote Reference§	10.29 years
DurationFootnote Reference†	5.05 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	57.5%
Corporate Debt Securities	35.1
Repurchase Agreements	5.5
Other Investment Company	3.1
Short-Term Foreign Government Obligations	1.1
U.S. Government Obligations	0.4
Convertible Bonds	0.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Emerging Markets Debt

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	0.4%
AAA	3.0
AA	4.3
A	8.2
BBB	25.9
BB	21.5
B	15.9
CCC	6.1
Below CCC	1.4
NR (Not Rated)	6.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	2.0%
Mexico Government International Bonds, 7.38%, 05/13/2055	2.0
Mexico Government International Bonds, 6.88%, 05/13/2037	1.5
Republic of Poland Government International Bonds, 5.50%, 03/18/2054	1.3
Philippines Government International Bonds, 5.50%, 02/04/2035	1.3
Mexico Bonos, 10.00%, 11/20/2036	1.1
Egypt Treasury Bills, 26.40%, 10/21/2025	1.1
Turkiye Government Bonds, 12.60%, 10/01/2025	1.0
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2033	1.0
Petroleos Mexicanos, 6.84%, 01/23/2030	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Emerging Markets Debt

Class C

Semi-Annual Shareholder Report

Transamerica Emerging Markets Debt

Class I

EMTIX

April 30, 2025

Fund Overview

Transamerica Emerging Markets Debt (the "Fund") seeks to generate a high total return through a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$229,514,495
Number of Portfolio Holdings	223
Portfolio Turnover Rate	100%
Average MaturityFootnote Reference§	10.29 years
DurationFootnote Reference†	5.05 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	57.5%
Corporate Debt Securities	35.1
Repurchase Agreements	5.5
Other Investment Company	3.1
Short-Term Foreign Government Obligations	1.1
U.S. Government Obligations	0.4
Convertible Bonds	0.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Emerging Markets Debt

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	0.4%
AAA	3.0
AA	4.3
A	8.2
BBB	25.9
BB	21.5
B	15.9
CCC	6.1
Below CCC	1.4
NR (Not Rated)	6.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	2.0%
Mexico Government International Bonds, 7.38%, 05/13/2055	2.0
Mexico Government International Bonds, 6.88%, 05/13/2037	1.5
Republic of Poland Government International Bonds, 5.50%, 03/18/2054	1.3
Philippines Government International Bonds, 5.50%, 02/04/2035	1.3
Mexico Bonos, 10.00%, 11/20/2036	1.1
Egypt Treasury Bills, 26.40%, 10/21/2025	1.1
Turkiye Government Bonds, 12.60%, 10/01/2025	1.0
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2033	1.0
Petroleos Mexicanos, 6.84%, 01/23/2030	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Emerging Markets Debt

Class I

Semi-Annual Shareholder Report

Transamerica Emerging Markets Debt

Class I2

IAADX

April 30, 2025

Fund Overview

Transamerica Emerging Markets Debt (the "Fund") seeks to generate a high total return through a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$229,514,495
Number of Portfolio Holdings	223
Portfolio Turnover Rate	100%
Average MaturityFootnote Reference§	10.29 years
DurationFootnote Reference†	5.05 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	57.5%
Corporate Debt Securities	35.1
Repurchase Agreements	5.5
Other Investment Company	3.1
Short-Term Foreign Government Obligations	1.1
U.S. Government Obligations	0.4
Convertible Bonds	0.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Emerging Markets Debt

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	0.4%
AAA	3.0
AA	4.3
A	8.2
BBB	25.9
BB	21.5
B	15.9
CCC	6.1
Below CCC	1.4
NR (Not Rated)	6.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	2.0%
Mexico Government International Bonds, 7.38%, 05/13/2055	2.0
Mexico Government International Bonds, 6.88%, 05/13/2037	1.5
Republic of Poland Government International Bonds, 5.50%, 03/18/2054	1.3
Philippines Government International Bonds, 5.50%, 02/04/2035	1.3
Mexico Bonos, 10.00%, 11/20/2036	1.1
Egypt Treasury Bills, 26.40%, 10/21/2025	1.1
Turkiye Government Bonds, 12.60%, 10/01/2025	1.0
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2033	1.0
Petroleos Mexicanos, 6.84%, 01/23/2030	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Emerging Markets Debt

Class I2

Semi-Annual Shareholder Report

Transamerica Emerging Markets Debt

Class R6

TAEDX

April 30, 2025

Fund Overview

Transamerica Emerging Markets Debt (the "Fund") seeks to generate a high total return through a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$229,514,495
Number of Portfolio Holdings	223
Portfolio Turnover Rate	100%
Average MaturityFootnote Reference§	10.29 years
DurationFootnote Reference†	5.05 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	57.5%
Corporate Debt Securities	35.1
Repurchase Agreements	5.5
Other Investment Company	3.1
Short-Term Foreign Government Obligations	1.1
U.S. Government Obligations	0.4
Convertible Bonds	0.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Emerging Markets Debt

Class R6

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	0.4%
AAA	3.0
AA	4.3
A	8.2
BBB	25.9
BB	21.5
B	15.9
CCC	6.1
Below CCC	1.4
NR (Not Rated)	6.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	2.0%
Mexico Government International Bonds, 7.38%, 05/13/2055	2.0
Mexico Government International Bonds, 6.88%, 05/13/2037	1.5
Republic of Poland Government International Bonds, 5.50%, 03/18/2054	1.3
Philippines Government International Bonds, 5.50%, 02/04/2035	1.3
Mexico Bonos, 10.00%, 11/20/2036	1.1
Egypt Treasury Bills, 26.40%, 10/21/2025	1.1
Turkiye Government Bonds, 12.60%, 10/01/2025	1.0
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2033	1.0
Petroleos Mexicanos, 6.84%, 01/23/2030	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Emerging Markets Debt

Class R6

Semi-Annual Shareholder Report

Transamerica Emerging Markets Equity

Class I

TEOIX

April 30, 2025

Fund Overview

Transamerica Emerging Markets Equity (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$130,530,255
Number of Portfolio Holdings	68
Portfolio Turnover Rate	20%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	20.3%
Consumer Discretionary	20.0
Financials	17.6
Communication Services	13.2
Consumer Staples	8.1
Industrials	6.3
Energy	6.0
Health Care	3.3
Materials	2.8
Real Estate	2.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Emerging Markets Equity

Class I

Top Country Allocation (Percentage of Net Assets)

China	21.1%
India	13.7
Taiwan	13.3
Republic of Korea	10.6
Brazil	5.3
Republic of South Africa	4.9
Mexico	4.2
Greece	4.0
Turkey	3.1
Uruguay	2.6

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.4
Alibaba Group Holding Ltd.	4.3
Naspers Ltd., Class N	3.6
NetEase, Inc.	3.4
Samsung Electronics Co. Ltd.	3.2
Reliance Industries Ltd.	2.3
HDFC Bank Ltd.	2.3
AIA Group Ltd.	2.1
Fairfax India Holdings Corp.	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Emerging Markets Equity

Class I

Semi-Annual Shareholder Report

Transamerica Emerging Markets Equity

Class I2

TEOJX

April 30, 2025

Fund Overview

Transamerica Emerging Markets Equity (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$130,530,255
Number of Portfolio Holdings	68
Portfolio Turnover Rate	20%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	20.3%
Consumer Discretionary	20.0
Financials	17.6
Communication Services	13.2
Consumer Staples	8.1
Industrials	6.3
Energy	6.0
Health Care	3.3
Materials	2.8
Real Estate	2.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Emerging Markets Equity

Class I2

Top Country Allocation (Percentage of Net Assets)

China	21.1%
India	13.7
Taiwan	13.3
Republic of Korea	10.6
Brazil	5.3
Republic of South Africa	4.9
Mexico	4.2
Greece	4.0
Turkey	3.1
Uruguay	2.6

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.4
Alibaba Group Holding Ltd.	4.3
Naspers Ltd., Class N	3.6
NetEase, Inc.	3.4
Samsung Electronics Co. Ltd.	3.2
Reliance Industries Ltd.	2.3
HDFC Bank Ltd.	2.3
AIA Group Ltd.	2.1
Fairfax India Holdings Corp.	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Emerging Markets Equity

Class I2

Semi-Annual Shareholder Report

Transamerica Emerging Markets Equity

Class R6

TEOOX

April 30, 2025

Fund Overview

Transamerica Emerging Markets Equity (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$130,530,255
Number of Portfolio Holdings	68
Portfolio Turnover Rate	20%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	20.3%
Consumer Discretionary	20.0
Financials	17.6
Communication Services	13.2
Consumer Staples	8.1
Industrials	6.3
Energy	6.0
Health Care	3.3
Materials	2.8
Real Estate	2.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Emerging Markets Equity

Class R6

Top Country Allocation (Percentage of Net Assets)

China	21.1%
India	13.7
Taiwan	13.3
Republic of Korea	10.6
Brazil	5.3
Republic of South Africa	4.9
Mexico	4.2
Greece	4.0
Turkey	3.1
Uruguay	2.6

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.4
Alibaba Group Holding Ltd.	4.3
Naspers Ltd., Class N	3.6
NetEase, Inc.	3.4
Samsung Electronics Co. Ltd.	3.2
Reliance Industries Ltd.	2.3
HDFC Bank Ltd.	2.3
AIA Group Ltd.	2.1
Fairfax India Holdings Corp.	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Emerging Markets Equity

Class R6

Semi-Annual Shareholder Report

Transamerica Energy Infrastructure

Class A

TMLAX

April 30, 2025

Fund Overview

Transamerica Energy Infrastructure (the "Fund") seeks long-term growth of capital while providing current income. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$142,953,173
Number of Portfolio Holdings	26
Portfolio Turnover Rate	36%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	69.6%
Master Limited Partnerships	23.7
Repurchase Agreements	6.2
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Energy Infrastructure

Class A

Top Holdings (Percentage of Net Assets)

Williams Cos., Inc.	9.6%
Cheniere Energy, Inc.	8.8
Enterprise Products Partners LP	7.5
Energy Transfer LP	6.8
Kinder Morgan, Inc.	6.4
MPLX LP	6.1
TC Energy Corp.	4.5
Enbridge, Inc.	4.4
DT Midstream, Inc.	4.2
Targa Resources Corp.	4.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Energy Infrastructure

Class A

Semi-Annual Shareholder Report

Transamerica Energy Infrastructure

Class C

TMCLX

April 30, 2025

Fund Overview

Transamerica Energy Infrastructure (the "Fund") seeks long-term growth of capital while providing current income. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$142,953,173
Number of Portfolio Holdings	26
Portfolio Turnover Rate	36%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	69.6%
Master Limited Partnerships	23.7
Repurchase Agreements	6.2
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Energy Infrastructure

Class C

Top Holdings (Percentage of Net Assets)

Williams Cos., Inc.	9.6%
Cheniere Energy, Inc.	8.8
Enterprise Products Partners LP	7.5
Energy Transfer LP	6.8
Kinder Morgan, Inc.	6.4
MPLX LP	6.1
TC Energy Corp.	4.5
Enbridge, Inc.	4.4
DT Midstream, Inc.	4.2
Targa Resources Corp.	4.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Energy Infrastructure

Class C

Semi-Annual Shareholder Report

Transamerica Energy Infrastructure

Class I

TMLPX

April 30, 2025

Fund Overview

Transamerica Energy Infrastructure (the "Fund") seeks long-term growth of capital while providing current income. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$142,953,173
Number of Portfolio Holdings	26
Portfolio Turnover Rate	36%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	69.6%
Master Limited Partnerships	23.7
Repurchase Agreements	6.2
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Energy Infrastructure

Class I

Top Holdings (Percentage of Net Assets)

Williams Cos., Inc.	9.6%
Cheniere Energy, Inc.	8.8
Enterprise Products Partners LP	7.5
Energy Transfer LP	6.8
Kinder Morgan, Inc.	6.4
MPLX LP	6.1
TC Energy Corp.	4.5
Enbridge, Inc.	4.4
DT Midstream, Inc.	4.2
Targa Resources Corp.	4.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Energy Infrastructure

Class I

Semi-Annual Shareholder Report

Transamerica Energy Infrastructure

Class I2

Ticker: N/A

April 30, 2025

Fund Overview

Transamerica Energy Infrastructure (the "Fund") seeks long-term growth of capital while providing current income. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$142,953,173
Number of Portfolio Holdings	26
Portfolio Turnover Rate	36%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	69.6%
Master Limited Partnerships	23.7
Repurchase Agreements	6.2
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Energy Infrastructure

Class I2

Top Holdings (Percentage of Net Assets)

Williams Cos., Inc.	9.6%
Cheniere Energy, Inc.	8.8
Enterprise Products Partners LP	7.5
Energy Transfer LP	6.8
Kinder Morgan, Inc.	6.4
MPLX LP	6.1
TC Energy Corp.	4.5
Enbridge, Inc.	4.4
DT Midstream, Inc.	4.2
Targa Resources Corp.	4.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Energy Infrastructure

Class I2

Semi-Annual Shareholder Report

Transamerica Floating Rate

Class A

TFLAX

April 30, 2025

Fund Overview

Transamerica Floating Rate (the "Fund") seeks to achieve a high level of current income with capital appreciation as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$269,338,039
Number of Portfolio Holdings	290
Portfolio Turnover Rate	21%
Average MaturityFootnote Reference§	4.23 years
DurationFootnote Reference†	0.43 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Loan Assignments	86.4%
Corporate Debt Securities	7.3
Repurchase Agreements	4.9
Asset-Backed Securities	2.4
Other Investment Company	1.0
Exchange-Traded Funds	0.6
Common Stocks	0.1
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Floating Rate

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	2.4%
BBB	0.9
BB	16.5
B	69.7
CCC	3.7
Below CCC	0.2
NR (Not Rated)	2.8
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Tenet Healthcare Corp., 6.13%, 06/15/2030	1.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.9
Bausch & Lomb Corp., Term Loan, 1-Month Term SOFR + 3.25%, 7.67%, 05/10/2027	0.9
Magenta Security Holdings LLC, Super Priority Term Loan, 3-Month Term SOFR + 6.25%, 10.53%, 07/27/2028	0.8
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 1-Month Term SOFR + 4.00%, 8.44%, 06/09/2028	0.8
PetSmart, Inc., Term Loan B, 1-Month Term SOFR + 3.75%, 8.17%, 02/11/2028	0.8
First Brands Group LLC, Term Loan, 3-Month Term SOFR + 5.00%, 9.54%, 03/30/2027	0.7
Apro LLC, Term Loan B, 3-Month Term SOFR + 3.75%, 8.05%, 07/09/2031	0.7
Veritiv Corp., Term Loan B, 3-Month Term SOFR + 4.00%, 8.30%, 11/30/2030	0.7
Upfield BV, Term Loan B12, 3-Month Term SOFR + 3.75%, 8.07%, 01/03/2028	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Floating Rate

Class A

Semi-Annual Shareholder Report

Transamerica Floating Rate

Class C

TFLCX

April 30, 2025

Fund Overview

Transamerica Floating Rate (the "Fund") seeks to achieve a high level of current income with capital appreciation as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$269,338,039
Number of Portfolio Holdings	290
Portfolio Turnover Rate	21%
Average MaturityFootnote Reference§	4.23 years
DurationFootnote Reference†	0.43 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Loan Assignments	86.4%
Corporate Debt Securities	7.3
Repurchase Agreements	4.9
Asset-Backed Securities	2.4
Other Investment Company	1.0
Exchange-Traded Funds	0.6
Common Stocks	0.1
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Floating Rate

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	2.4%
BBB	0.9
BB	16.5
B	69.7
CCC	3.7
Below CCC	0.2
NR (Not Rated)	2.8
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Tenet Healthcare Corp., 6.13%, 06/15/2030	1.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.9
Bausch & Lomb Corp., Term Loan, 1-Month Term SOFR + 3.25%, 7.67%, 05/10/2027	0.9
Magenta Security Holdings LLC, Super Priority Term Loan, 3-Month Term SOFR + 6.25%, 10.53%, 07/27/2028	0.8
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 1-Month Term SOFR + 4.00%, 8.44%, 06/09/2028	0.8
PetSmart, Inc., Term Loan B, 1-Month Term SOFR + 3.75%, 8.17%, 02/11/2028	0.8
First Brands Group LLC, Term Loan, 3-Month Term SOFR + 5.00%, 9.54%, 03/30/2027	0.7
Apro LLC, Term Loan B, 3-Month Term SOFR + 3.75%, 8.05%, 07/09/2031	0.7
Veritiv Corp., Term Loan B, 3-Month Term SOFR + 4.00%, 8.30%, 11/30/2030	0.7
Upfield BV, Term Loan B12, 3-Month Term SOFR + 3.75%, 8.07%, 01/03/2028	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Floating Rate

Class C

Semi-Annual Shareholder Report

Transamerica Floating Rate

Class I

TFLIX

April 30, 2025

Fund Overview

Transamerica Floating Rate (the "Fund") seeks to achieve a high level of current income with capital appreciation as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$269,338,039
Number of Portfolio Holdings	290
Portfolio Turnover Rate	21%
Average MaturityFootnote Reference§	4.23 years
DurationFootnote Reference†	0.43 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Loan Assignments	86.4%
Corporate Debt Securities	7.3
Repurchase Agreements	4.9
Asset-Backed Securities	2.4
Other Investment Company	1.0
Exchange-Traded Funds	0.6
Common Stocks	0.1
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Floating Rate

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	2.4%
BBB	0.9
BB	16.5
B	69.7
CCC	3.7
Below CCC	0.2
NR (Not Rated)	2.8
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Tenet Healthcare Corp., 6.13%, 06/15/2030	1.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.9
Bausch & Lomb Corp., Term Loan, 1-Month Term SOFR + 3.25%, 7.67%, 05/10/2027	0.9
Magenta Security Holdings LLC, Super Priority Term Loan, 3-Month Term SOFR + 6.25%, 10.53%, 07/27/2028	0.8
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 1-Month Term SOFR + 4.00%, 8.44%, 06/09/2028	0.8
PetSmart, Inc., Term Loan B, 1-Month Term SOFR + 3.75%, 8.17%, 02/11/2028	0.8
First Brands Group LLC, Term Loan, 3-Month Term SOFR + 5.00%, 9.54%, 03/30/2027	0.7
Apro LLC, Term Loan B, 3-Month Term SOFR + 3.75%, 8.05%, 07/09/2031	0.7
Veritiv Corp., Term Loan B, 3-Month Term SOFR + 4.00%, 8.30%, 11/30/2030	0.7
Upfield BV, Term Loan B12, 3-Month Term SOFR + 3.75%, 8.07%, 01/03/2028	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Floating Rate

Class I

Semi-Annual Shareholder Report

Transamerica Floating Rate

Class I2

Ticker: N/A

April 30, 2025

Fund Overview

Transamerica Floating Rate (the "Fund") seeks to achieve a high level of current income with capital appreciation as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$269,338,039
Number of Portfolio Holdings	290
Portfolio Turnover Rate	21%
Average MaturityFootnote Reference§	4.23 years
DurationFootnote Reference†	0.43 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Loan Assignments	86.4%
Corporate Debt Securities	7.3
Repurchase Agreements	4.9
Asset-Backed Securities	2.4
Other Investment Company	1.0
Exchange-Traded Funds	0.6
Common Stocks	0.1
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Floating Rate

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	2.4%
BBB	0.9
BB	16.5
B	69.7
CCC	3.7
Below CCC	0.2
NR (Not Rated)	2.8
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Tenet Healthcare Corp., 6.13%, 06/15/2030	1.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.9
Bausch & Lomb Corp., Term Loan, 1-Month Term SOFR + 3.25%, 7.67%, 05/10/2027	0.9
Magenta Security Holdings LLC, Super Priority Term Loan, 3-Month Term SOFR + 6.25%, 10.53%, 07/27/2028	0.8
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 1-Month Term SOFR + 4.00%, 8.44%, 06/09/2028	0.8
PetSmart, Inc., Term Loan B, 1-Month Term SOFR + 3.75%, 8.17%, 02/11/2028	0.8
First Brands Group LLC, Term Loan, 3-Month Term SOFR + 5.00%, 9.54%, 03/30/2027	0.7
Apro LLC, Term Loan B, 3-Month Term SOFR + 3.75%, 8.05%, 07/09/2031	0.7
Veritiv Corp., Term Loan B, 3-Month Term SOFR + 4.00%, 8.30%, 11/30/2030	0.7
Upfield BV, Term Loan B12, 3-Month Term SOFR + 3.75%, 8.07%, 01/03/2028	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Floating Rate

Class I2

Semi-Annual Shareholder Report

Transamerica Government Money Market

Class A

IATXX

April 30, 2025

Fund Overview

Transamerica Government Money Market (the "Fund") seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$266,871,937
Number of Portfolio Holdings	92
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Government Money Market

Class A

What did the Fund invest in?

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.32%, 08/05/2025	3.3%
U.S. Treasury Bills, 4.50%, 05/29/2025	2.5
U.S. Treasury Floating Rate Notes, 4.37%, 01/31/2027	2.4
U.S. Treasury Floating Rate Notes, 4.40%, 07/31/2025	2.1
U.S. Treasury Bills, 4.29%, 07/01/2025	1.8
U.S. Treasury Notes, 0.75%, 03/31/2026	1.7
U.S. Treasury Bills, 4.31%, 09/02/2025	1.7
Federal Home Loan Banks, 4.37%, 07/03/2025	1.6
U.S. Treasury Bills, 4.37%, 08/12/2025	1.5
U.S. Treasury Bills, 4.18%, 03/19/2026	1.4

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	54.1%
Short-Term U.S. Government Obligations	20.0
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Agency Obligations	8.2
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Government Money Market

Class A

Semi-Annual Shareholder Report

Transamerica Government Money Market

Class C

IMLXX

April 30, 2025

Fund Overview

Transamerica Government Money Market (the "Fund") seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$266,871,937
Number of Portfolio Holdings	92
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Government Money Market

Class C

What did the Fund invest in?

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.32%, 08/05/2025	3.3%
U.S. Treasury Bills, 4.50%, 05/29/2025	2.5
U.S. Treasury Floating Rate Notes, 4.37%, 01/31/2027	2.4
U.S. Treasury Floating Rate Notes, 4.40%, 07/31/2025	2.1
U.S. Treasury Bills, 4.29%, 07/01/2025	1.8
U.S. Treasury Notes, 0.75%, 03/31/2026	1.7
U.S. Treasury Bills, 4.31%, 09/02/2025	1.7
Federal Home Loan Banks, 4.37%, 07/03/2025	1.6
U.S. Treasury Bills, 4.37%, 08/12/2025	1.5
U.S. Treasury Bills, 4.18%, 03/19/2026	1.4

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	54.1%
Short-Term U.S. Government Obligations	20.0
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Agency Obligations	8.2
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Government Money Market

Class C

Semi-Annual Shareholder Report

Transamerica Government Money Market

Class I

TAMXX

April 30, 2025

Fund Overview

Transamerica Government Money Market (the "Fund") seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$266,871,937
Number of Portfolio Holdings	92
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Government Money Market

Class I

What did the Fund invest in?

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.32%, 08/05/2025	3.3%
U.S. Treasury Bills, 4.50%, 05/29/2025	2.5
U.S. Treasury Floating Rate Notes, 4.37%, 01/31/2027	2.4
U.S. Treasury Floating Rate Notes, 4.40%, 07/31/2025	2.1
U.S. Treasury Bills, 4.29%, 07/01/2025	1.8
U.S. Treasury Notes, 0.75%, 03/31/2026	1.7
U.S. Treasury Bills, 4.31%, 09/02/2025	1.7
Federal Home Loan Banks, 4.37%, 07/03/2025	1.6
U.S. Treasury Bills, 4.37%, 08/12/2025	1.5
U.S. Treasury Bills, 4.18%, 03/19/2026	1.4

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	54.1%
Short-Term U.S. Government Obligations	20.0
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Agency Obligations	8.2
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Government Money Market

Class I

Semi-Annual Shareholder Report

Transamerica Government Money Market

Class I2

Ticker: N/A

April 30, 2025

Fund Overview

Transamerica Government Money Market (the "Fund") seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$266,871,937
Number of Portfolio Holdings	92
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Government Money Market

Class I2

What did the Fund invest in?

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.32%, 08/05/2025	3.3%
U.S. Treasury Bills, 4.50%, 05/29/2025	2.5
U.S. Treasury Floating Rate Notes, 4.37%, 01/31/2027	2.4
U.S. Treasury Floating Rate Notes, 4.40%, 07/31/2025	2.1
U.S. Treasury Bills, 4.29%, 07/01/2025	1.8
U.S. Treasury Notes, 0.75%, 03/31/2026	1.7
U.S. Treasury Bills, 4.31%, 09/02/2025	1.7
Federal Home Loan Banks, 4.37%, 07/03/2025	1.6
U.S. Treasury Bills, 4.37%, 08/12/2025	1.5
U.S. Treasury Bills, 4.18%, 03/19/2026	1.4

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	54.1%
Short-Term U.S. Government Obligations	20.0
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Agency Obligations	8.2
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Government Money Market

Class I2

Semi-Annual Shareholder Report

Transamerica Government Money Market

Class I3

TGTXX

April 30, 2025

Fund Overview

Transamerica Government Money Market (the "Fund") seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$266,871,937
Number of Portfolio Holdings	92
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Government Money Market

Class I3

What did the Fund invest in?

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.32%, 08/05/2025	3.3%
U.S. Treasury Bills, 4.50%, 05/29/2025	2.5
U.S. Treasury Floating Rate Notes, 4.37%, 01/31/2027	2.4
U.S. Treasury Floating Rate Notes, 4.40%, 07/31/2025	2.1
U.S. Treasury Bills, 4.29%, 07/01/2025	1.8
U.S. Treasury Notes, 0.75%, 03/31/2026	1.7
U.S. Treasury Bills, 4.31%, 09/02/2025	1.7
Federal Home Loan Banks, 4.37%, 07/03/2025	1.6
U.S. Treasury Bills, 4.37%, 08/12/2025	1.5
U.S. Treasury Bills, 4.18%, 03/19/2026	1.4

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	54.1%
Short-Term U.S. Government Obligations	20.0
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Agency Obligations	8.2
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Government Money Market

Class I3

Semi-Annual Shareholder Report

Transamerica Government Money Market

Class R2

TGRXX

April 30, 2025

Fund Overview

Transamerica Government Money Market (the "Fund") seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$266,871,937
Number of Portfolio Holdings	92
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Government Money Market

Class R2

What did the Fund invest in?

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.32%, 08/05/2025	3.3%
U.S. Treasury Bills, 4.50%, 05/29/2025	2.5
U.S. Treasury Floating Rate Notes, 4.37%, 01/31/2027	2.4
U.S. Treasury Floating Rate Notes, 4.40%, 07/31/2025	2.1
U.S. Treasury Bills, 4.29%, 07/01/2025	1.8
U.S. Treasury Notes, 0.75%, 03/31/2026	1.7
U.S. Treasury Bills, 4.31%, 09/02/2025	1.7
Federal Home Loan Banks, 4.37%, 07/03/2025	1.6
U.S. Treasury Bills, 4.37%, 08/12/2025	1.5
U.S. Treasury Bills, 4.18%, 03/19/2026	1.4

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	54.1%
Short-Term U.S. Government Obligations	20.0
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Agency Obligations	8.2
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Government Money Market

Class R2

Semi-Annual Shareholder Report

Transamerica Government Money Market

Class R4

TFGXX

April 30, 2025

Fund Overview

Transamerica Government Money Market (the "Fund") seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$266,871,937
Number of Portfolio Holdings	92
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Government Money Market

Class R4

What did the Fund invest in?

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.32%, 08/05/2025	3.3%
U.S. Treasury Bills, 4.50%, 05/29/2025	2.5
U.S. Treasury Floating Rate Notes, 4.37%, 01/31/2027	2.4
U.S. Treasury Floating Rate Notes, 4.40%, 07/31/2025	2.1
U.S. Treasury Bills, 4.29%, 07/01/2025	1.8
U.S. Treasury Notes, 0.75%, 03/31/2026	1.7
U.S. Treasury Bills, 4.31%, 09/02/2025	1.7
Federal Home Loan Banks, 4.37%, 07/03/2025	1.6
U.S. Treasury Bills, 4.37%, 08/12/2025	1.5
U.S. Treasury Bills, 4.18%, 03/19/2026	1.4

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	54.1%
Short-Term U.S. Government Obligations	20.0
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Agency Obligations	8.2
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Government Money Market

Class R4

Semi-Annual Shareholder Report

Transamerica High Yield Bond

Class A

IHIYX

April 30, 2025

Fund Overview

Transamerica High Yield Bond (the "Fund") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,193,433,291
Number of Portfolio Holdings	270
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	5.46 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	90.0%
Other Investment Company	12.7
Loan Assignments	6.2
Repurchase Agreements	0.8
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica High Yield Bond

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	8.1%
BB	44.4
B	35.7
CCC	7.9
Below CCC	0.3
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.6%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.3
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.12%, 12/21/2065	1.2
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.1
Constellium SE, 6.38%, 08/15/2032	1.0
Graphic Packaging International LLC, 6.38%, 07/15/2032	0.9
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.8
UKG, Inc., Term Loan B, 1-Month Term SOFR + 3.00%, 7.32%, 02/10/2031	0.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Bond

Class A

Semi-Annual Shareholder Report

Transamerica High Yield Bond

Class C

INCLX

April 30, 2025

Fund Overview

Transamerica High Yield Bond (the "Fund") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,193,433,291
Number of Portfolio Holdings	270
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	5.46 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	90.0%
Other Investment Company	12.7
Loan Assignments	6.2
Repurchase Agreements	0.8
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica High Yield Bond

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	8.1%
BB	44.4
B	35.7
CCC	7.9
Below CCC	0.3
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.6%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.3
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.12%, 12/21/2065	1.2
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.1
Constellium SE, 6.38%, 08/15/2032	1.0
Graphic Packaging International LLC, 6.38%, 07/15/2032	0.9
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.8
UKG, Inc., Term Loan B, 1-Month Term SOFR + 3.00%, 7.32%, 02/10/2031	0.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Bond

Class C

Semi-Annual Shareholder Report

Transamerica High Yield Bond

Class I

TDHIX

April 30, 2025

Fund Overview

Transamerica High Yield Bond (the "Fund") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,193,433,291
Number of Portfolio Holdings	270
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	5.46 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	90.0%
Other Investment Company	12.7
Loan Assignments	6.2
Repurchase Agreements	0.8
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica High Yield Bond

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	8.1%
BB	44.4
B	35.7
CCC	7.9
Below CCC	0.3
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.6%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.3
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.12%, 12/21/2065	1.2
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.1
Constellium SE, 6.38%, 08/15/2032	1.0
Graphic Packaging International LLC, 6.38%, 07/15/2032	0.9
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.8
UKG, Inc., Term Loan B, 1-Month Term SOFR + 3.00%, 7.32%, 02/10/2031	0.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Bond

Class I

Semi-Annual Shareholder Report

Transamerica High Yield Bond

Class I2

Ticker: N/A

April 30, 2025

Fund Overview

Transamerica High Yield Bond (the "Fund") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$30	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,193,433,291
Number of Portfolio Holdings	270
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	5.46 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	90.0%
Other Investment Company	12.7
Loan Assignments	6.2
Repurchase Agreements	0.8
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica High Yield Bond

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	8.1%
BB	44.4
B	35.7
CCC	7.9
Below CCC	0.3
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.6%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.3
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.12%, 12/21/2065	1.2
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.1
Constellium SE, 6.38%, 08/15/2032	1.0
Graphic Packaging International LLC, 6.38%, 07/15/2032	0.9
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.8
UKG, Inc., Term Loan B, 1-Month Term SOFR + 3.00%, 7.32%, 02/10/2031	0.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Bond

Class I2

Semi-Annual Shareholder Report

Transamerica High Yield Bond

Class I3

TAHTX

April 30, 2025

Fund Overview

Transamerica High Yield Bond (the "Fund") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$30	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,193,433,291
Number of Portfolio Holdings	270
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	5.46 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	90.0%
Other Investment Company	12.7
Loan Assignments	6.2
Repurchase Agreements	0.8
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica High Yield Bond

Class I3

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	8.1%
BB	44.4
B	35.7
CCC	7.9
Below CCC	0.3
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.6%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.3
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.12%, 12/21/2065	1.2
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.1
Constellium SE, 6.38%, 08/15/2032	1.0
Graphic Packaging International LLC, 6.38%, 07/15/2032	0.9
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.8
UKG, Inc., Term Loan B, 1-Month Term SOFR + 3.00%, 7.32%, 02/10/2031	0.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Bond

Class I3

Semi-Annual Shareholder Report

Transamerica High Yield Bond

Class R

TAHRX

April 30, 2025

Fund Overview

Transamerica High Yield Bond (the "Fund") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,193,433,291
Number of Portfolio Holdings	270
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	5.46 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	90.0%
Other Investment Company	12.7
Loan Assignments	6.2
Repurchase Agreements	0.8
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica High Yield Bond

Class R

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	8.1%
BB	44.4
B	35.7
CCC	7.9
Below CCC	0.3
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.6%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.3
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.12%, 12/21/2065	1.2
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.1
Constellium SE, 6.38%, 08/15/2032	1.0
Graphic Packaging International LLC, 6.38%, 07/15/2032	0.9
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.8
UKG, Inc., Term Loan B, 1-Month Term SOFR + 3.00%, 7.32%, 02/10/2031	0.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Bond

Class R

Semi-Annual Shareholder Report

Transamerica High Yield Bond

Class R4

TAHFX

April 30, 2025

Fund Overview

Transamerica High Yield Bond (the "Fund") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,193,433,291
Number of Portfolio Holdings	270
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	5.46 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	90.0%
Other Investment Company	12.7
Loan Assignments	6.2
Repurchase Agreements	0.8
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica High Yield Bond

Class R4

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	8.1%
BB	44.4
B	35.7
CCC	7.9
Below CCC	0.3
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.6%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.3
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.12%, 12/21/2065	1.2
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.1
Constellium SE, 6.38%, 08/15/2032	1.0
Graphic Packaging International LLC, 6.38%, 07/15/2032	0.9
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.8
UKG, Inc., Term Loan B, 1-Month Term SOFR + 3.00%, 7.32%, 02/10/2031	0.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Bond

Class R4

Semi-Annual Shareholder Report

Transamerica High Yield Bond

Class R6

TAHBX

April 30, 2025

Fund Overview

Transamerica High Yield Bond (the "Fund") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,193,433,291
Number of Portfolio Holdings	270
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	5.46 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	90.0%
Other Investment Company	12.7
Loan Assignments	6.2
Repurchase Agreements	0.8
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica High Yield Bond

Class R6

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	8.1%
BB	44.4
B	35.7
CCC	7.9
Below CCC	0.3
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.6%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.3
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.12%, 12/21/2065	1.2
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.1
Constellium SE, 6.38%, 08/15/2032	1.0
Graphic Packaging International LLC, 6.38%, 07/15/2032	0.9
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.8
UKG, Inc., Term Loan B, 1-Month Term SOFR + 3.00%, 7.32%, 02/10/2031	0.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Bond

Class R6

Semi-Annual Shareholder Report

Transamerica High Yield Muni

Class A

THAYX

April 30, 2025

Fund Overview

Transamerica High Yield Muni (the "Fund") seeks to maximize total return through investment in medium- and lower-grade municipal securities that are exempt from federal income tax. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$112,632,407
Number of Portfolio Holdings	259
Portfolio Turnover Rate	32%
Average MaturityFootnote Reference§	16.66 years
DurationFootnote Reference†	9.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	95.6%
Repurchase Agreements	2.5
Corporate Debt Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	1.8
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica High Yield Muni

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	0.2%
AA	6.9
A	6.3
BBB	18.4
BB	6.5
NR (Not Rated)	57.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 9.50%, 01/01/2065	3.4%
Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	2.0
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.5
New Hampshire Business Finance Authority, Revenue Bonds, Zero Coupon, 12/01/2031	1.5
James City County Economic Development Authority, Revenue Bonds, Series A, 6.88%, 12/01/2058	1.4
Delaware State Economic Development Authority, Revenue Bonds, Series B, 5.25%, 11/15/2053	1.3
Mida Mountain Village Public Infrastructure District, Tax Allocation, Series 2, 6.00%, 06/15/2054	1.3
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited, Series A, 6.00%, 03/01/2053	1.3
Washington State Housing Finance Commission, Revenue Bonds, 6.38%, 07/01/2063	1.3
District of Columbia, Tax Allocation, Series B, Zero Coupon, 06/01/2049	1.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Muni

Class A

Semi-Annual Shareholder Report

Transamerica High Yield Muni

Class C

THCYX

April 30, 2025

Fund Overview

Transamerica High Yield Muni (the "Fund") seeks to maximize total return through investment in medium- and lower-grade municipal securities that are exempt from federal income tax. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$112,632,407
Number of Portfolio Holdings	259
Portfolio Turnover Rate	32%
Average MaturityFootnote Reference§	16.66 years
DurationFootnote Reference†	9.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	95.6%
Repurchase Agreements	2.5
Corporate Debt Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	1.8
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica High Yield Muni

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	0.2%
AA	6.9
A	6.3
BBB	18.4
BB	6.5
NR (Not Rated)	57.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 9.50%, 01/01/2065	3.4%
Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	2.0
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.5
New Hampshire Business Finance Authority, Revenue Bonds, Zero Coupon, 12/01/2031	1.5
James City County Economic Development Authority, Revenue Bonds, Series A, 6.88%, 12/01/2058	1.4
Delaware State Economic Development Authority, Revenue Bonds, Series B, 5.25%, 11/15/2053	1.3
Mida Mountain Village Public Infrastructure District, Tax Allocation, Series 2, 6.00%, 06/15/2054	1.3
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited, Series A, 6.00%, 03/01/2053	1.3
Washington State Housing Finance Commission, Revenue Bonds, 6.38%, 07/01/2063	1.3
District of Columbia, Tax Allocation, Series B, Zero Coupon, 06/01/2049	1.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Muni

Class C

Semi-Annual Shareholder Report

Transamerica High Yield Muni

Class I

THYIX

April 30, 2025

Fund Overview

Transamerica High Yield Muni (the "Fund") seeks to maximize total return through investment in medium- and lower-grade municipal securities that are exempt from federal income tax. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$112,632,407
Number of Portfolio Holdings	259
Portfolio Turnover Rate	32%
Average MaturityFootnote Reference§	16.66 years
DurationFootnote Reference†	9.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	95.6%
Repurchase Agreements	2.5
Corporate Debt Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	1.8
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica High Yield Muni

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	0.2%
AA	6.9
A	6.3
BBB	18.4
BB	6.5
NR (Not Rated)	57.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 9.50%, 01/01/2065	3.4%
Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	2.0
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.5
New Hampshire Business Finance Authority, Revenue Bonds, Zero Coupon, 12/01/2031	1.5
James City County Economic Development Authority, Revenue Bonds, Series A, 6.88%, 12/01/2058	1.4
Delaware State Economic Development Authority, Revenue Bonds, Series B, 5.25%, 11/15/2053	1.3
Mida Mountain Village Public Infrastructure District, Tax Allocation, Series 2, 6.00%, 06/15/2054	1.3
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited, Series A, 6.00%, 03/01/2053	1.3
Washington State Housing Finance Commission, Revenue Bonds, 6.38%, 07/01/2063	1.3
District of Columbia, Tax Allocation, Series B, Zero Coupon, 06/01/2049	1.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Muni

Class I

Semi-Annual Shareholder Report

Transamerica High Yield Muni

Class I2

THYTX

April 30, 2025

Fund Overview

Transamerica High Yield Muni (the "Fund") seeks to maximize total return through investment in medium- and lower-grade municipal securities that are exempt from federal income tax. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$112,632,407
Number of Portfolio Holdings	259
Portfolio Turnover Rate	32%
Average MaturityFootnote Reference§	16.66 years
DurationFootnote Reference†	9.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	95.6%
Repurchase Agreements	2.5
Corporate Debt Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	1.8
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica High Yield Muni

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	0.2%
AA	6.9
A	6.3
BBB	18.4
BB	6.5
NR (Not Rated)	57.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 9.50%, 01/01/2065	3.4%
Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	2.0
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.5
New Hampshire Business Finance Authority, Revenue Bonds, Zero Coupon, 12/01/2031	1.5
James City County Economic Development Authority, Revenue Bonds, Series A, 6.88%, 12/01/2058	1.4
Delaware State Economic Development Authority, Revenue Bonds, Series B, 5.25%, 11/15/2053	1.3
Mida Mountain Village Public Infrastructure District, Tax Allocation, Series 2, 6.00%, 06/15/2054	1.3
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited, Series A, 6.00%, 03/01/2053	1.3
Washington State Housing Finance Commission, Revenue Bonds, 6.38%, 07/01/2063	1.3
District of Columbia, Tax Allocation, Series B, Zero Coupon, 06/01/2049	1.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Muni

Class I2

Semi-Annual Shareholder Report

Transamerica Inflation Opportunities

Class A

TIOAX

April 30, 2025

Fund Overview

Transamerica Inflation Opportunities (the "Fund") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$139,088,221
Number of Portfolio Holdings	105
Portfolio Turnover Rate	14%
Average MaturityFootnote Reference§	7.17 years
DurationFootnote Reference†	6.20 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	72.7%
Corporate Debt Securities	13.7
Foreign Government Obligations	9.8
Short-Term U.S. Government Obligations	2.2
Short-Term Investment Companies	1.3
Asset-Backed Securities	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Inflation Opportunities

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	74.9%
AAA	1.6
AA	1.2
A	6.7
BBB	14.5
NR (Not Rated)	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	3.5%
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.4
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.2
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 07/15/2026	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Inflation Opportunities

Class A

Semi-Annual Shareholder Report

Transamerica Inflation Opportunities

Class C

TIOCX

April 30, 2025

Fund Overview

Transamerica Inflation Opportunities (the "Fund") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$139,088,221
Number of Portfolio Holdings	105
Portfolio Turnover Rate	14%
Average MaturityFootnote Reference§	7.17 years
DurationFootnote Reference†	6.20 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	72.7%
Corporate Debt Securities	13.7
Foreign Government Obligations	9.8
Short-Term U.S. Government Obligations	2.2
Short-Term Investment Companies	1.3
Asset-Backed Securities	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Inflation Opportunities

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	74.9%
AAA	1.6
AA	1.2
A	6.7
BBB	14.5
NR (Not Rated)	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	3.5%
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.4
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.2
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 07/15/2026	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Inflation Opportunities

Class C

Semi-Annual Shareholder Report

Transamerica Inflation Opportunities

Class I

ITIOX

April 30, 2025

Fund Overview

Transamerica Inflation Opportunities (the "Fund") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$139,088,221
Number of Portfolio Holdings	105
Portfolio Turnover Rate	14%
Average MaturityFootnote Reference§	7.17 years
DurationFootnote Reference†	6.20 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	72.7%
Corporate Debt Securities	13.7
Foreign Government Obligations	9.8
Short-Term U.S. Government Obligations	2.2
Short-Term Investment Companies	1.3
Asset-Backed Securities	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Inflation Opportunities

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	74.9%
AAA	1.6
AA	1.2
A	6.7
BBB	14.5
NR (Not Rated)	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	3.5%
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.4
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.2
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 07/15/2026	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Inflation Opportunities

Class I

Semi-Annual Shareholder Report

Transamerica Inflation Opportunities

Class I2

Ticker: N/A

April 30, 2025

Fund Overview

Transamerica Inflation Opportunities (the "Fund") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$139,088,221
Number of Portfolio Holdings	105
Portfolio Turnover Rate	14%
Average MaturityFootnote Reference§	7.17 years
DurationFootnote Reference†	6.20 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	72.7%
Corporate Debt Securities	13.7
Foreign Government Obligations	9.8
Short-Term U.S. Government Obligations	2.2
Short-Term Investment Companies	1.3
Asset-Backed Securities	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Inflation Opportunities

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	74.9%
AAA	1.6
AA	1.2
A	6.7
BBB	14.5
NR (Not Rated)	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	3.5%
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.4
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.2
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 07/15/2026	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Inflation Opportunities

Class I2

Semi-Annual Shareholder Report

Transamerica Inflation Opportunities

Class I3

TIOBX

April 30, 2025

Fund Overview

Transamerica Inflation Opportunities (the "Fund") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$139,088,221
Number of Portfolio Holdings	105
Portfolio Turnover Rate	14%
Average MaturityFootnote Reference§	7.17 years
DurationFootnote Reference†	6.20 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	72.7%
Corporate Debt Securities	13.7
Foreign Government Obligations	9.8
Short-Term U.S. Government Obligations	2.2
Short-Term Investment Companies	1.3
Asset-Backed Securities	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Inflation Opportunities

Class I3

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	74.9%
AAA	1.6
AA	1.2
A	6.7
BBB	14.5
NR (Not Rated)	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	3.5%
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.4
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.2
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 07/15/2026	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Inflation Opportunities

Class I3

Semi-Annual Shareholder Report

Transamerica Inflation Opportunities

Class R

TIODX

April 30, 2025

Fund Overview

Transamerica Inflation Opportunities (the "Fund") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$139,088,221
Number of Portfolio Holdings	105
Portfolio Turnover Rate	14%
Average MaturityFootnote Reference§	7.17 years
DurationFootnote Reference†	6.20 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	72.7%
Corporate Debt Securities	13.7
Foreign Government Obligations	9.8
Short-Term U.S. Government Obligations	2.2
Short-Term Investment Companies	1.3
Asset-Backed Securities	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Inflation Opportunities

Class R

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	74.9%
AAA	1.6
AA	1.2
A	6.7
BBB	14.5
NR (Not Rated)	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	3.5%
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.4
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.2
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 07/15/2026	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Inflation Opportunities

Class R

Semi-Annual Shareholder Report

Transamerica Inflation Opportunities

Class R4

TIOEX

April 30, 2025

Fund Overview

Transamerica Inflation Opportunities (the "Fund") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$139,088,221
Number of Portfolio Holdings	105
Portfolio Turnover Rate	14%
Average MaturityFootnote Reference§	7.17 years
DurationFootnote Reference†	6.20 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	72.7%
Corporate Debt Securities	13.7
Foreign Government Obligations	9.8
Short-Term U.S. Government Obligations	2.2
Short-Term Investment Companies	1.3
Asset-Backed Securities	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Inflation Opportunities

Class R4

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	74.9%
AAA	1.6
AA	1.2
A	6.7
BBB	14.5
NR (Not Rated)	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	3.5%
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.4
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.2
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 07/15/2026	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Inflation Opportunities

Class R4

Semi-Annual Shareholder Report

Transamerica Inflation Opportunities

Class R6

RTIOX

April 30, 2025

Fund Overview

Transamerica Inflation Opportunities (the "Fund") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$139,088,221
Number of Portfolio Holdings	105
Portfolio Turnover Rate	14%
Average MaturityFootnote Reference§	7.17 years
DurationFootnote Reference†	6.20 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	72.7%
Corporate Debt Securities	13.7
Foreign Government Obligations	9.8
Short-Term U.S. Government Obligations	2.2
Short-Term Investment Companies	1.3
Asset-Backed Securities	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Inflation Opportunities

Class R6

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	74.9%
AAA	1.6
AA	1.2
A	6.7
BBB	14.5
NR (Not Rated)	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	3.5%
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.4
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.2
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 07/15/2026	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Inflation Opportunities

Class R6

Semi-Annual Shareholder Report

Transamerica Intermediate Muni

Class A

TAMUX

April 30, 2025

Fund Overview

Transamerica Intermediate Muni (the "Fund") seeks to maximize total return through a combination of current income that is exempt from federal income tax and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$980,877,617
Number of Portfolio Holdings	662
Portfolio Turnover Rate	66%
Average MaturityFootnote Reference§	7.67 years
DurationFootnote Reference†	5.81 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	97.4%
Repurchase Agreements	4.3
Net Other Assets (Liabilities)Footnote Reference^	(1.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Intermediate Muni

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	9.0%
AA	62.1
A	13.3
BBB	6.5
BB	0.6
NR (Not Rated)	5.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

County of Montgomery, General Obligation Unlimited, Series E, 2.30%, 11/01/2037	2.4%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series A-4-1, 2.10%, 07/01/2049	1.8
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A4, 2.50%, 08/01/2045	1.7
New York City Municipal Water Finance Authority, Revenue Bonds, Series AA-6, 2.50%, 06/15/2048	1.2
Development Authority of Burke County, Revenue Bonds, 2.40%, 11/01/2052	1.1
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.8
Isle Wight County Industrial Development Authority, Revenue Bonds, (AGM), 5.25%, 07/01/2048	0.8
California Health Facilities Financing Authority, Revenue Bonds, Series B, 5.00%, 10/01/2039	0.8
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Series A, (AGM), 4.00%, 11/15/2039	0.8
Fishers Town Hall Building Corp., Revenue Bonds, Series A, (BAM), 5.75%, 07/15/2058	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Intermediate Muni

Class A

Semi-Annual Shareholder Report

Transamerica Intermediate Muni

Class C

TCMUX

April 30, 2025

Fund Overview

Transamerica Intermediate Muni (the "Fund") seeks to maximize total return through a combination of current income that is exempt from federal income tax and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$980,877,617
Number of Portfolio Holdings	662
Portfolio Turnover Rate	66%
Average MaturityFootnote Reference§	7.67 years
DurationFootnote Reference†	5.81 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	97.4%
Repurchase Agreements	4.3
Net Other Assets (Liabilities)Footnote Reference^	(1.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Intermediate Muni

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	9.0%
AA	62.1
A	13.3
BBB	6.5
BB	0.6
NR (Not Rated)	5.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

County of Montgomery, General Obligation Unlimited, Series E, 2.30%, 11/01/2037	2.4%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series A-4-1, 2.10%, 07/01/2049	1.8
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A4, 2.50%, 08/01/2045	1.7
New York City Municipal Water Finance Authority, Revenue Bonds, Series AA-6, 2.50%, 06/15/2048	1.2
Development Authority of Burke County, Revenue Bonds, 2.40%, 11/01/2052	1.1
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.8
Isle Wight County Industrial Development Authority, Revenue Bonds, (AGM), 5.25%, 07/01/2048	0.8
California Health Facilities Financing Authority, Revenue Bonds, Series B, 5.00%, 10/01/2039	0.8
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Series A, (AGM), 4.00%, 11/15/2039	0.8
Fishers Town Hall Building Corp., Revenue Bonds, Series A, (BAM), 5.75%, 07/15/2058	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Intermediate Muni

Class C

Semi-Annual Shareholder Report

Transamerica Intermediate Muni

Class I

TIMUX

April 30, 2025

Fund Overview

Transamerica Intermediate Muni (the "Fund") seeks to maximize total return through a combination of current income that is exempt from federal income tax and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$980,877,617
Number of Portfolio Holdings	662
Portfolio Turnover Rate	66%
Average MaturityFootnote Reference§	7.67 years
DurationFootnote Reference†	5.81 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	97.4%
Repurchase Agreements	4.3
Net Other Assets (Liabilities)Footnote Reference^	(1.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Intermediate Muni

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	9.0%
AA	62.1
A	13.3
BBB	6.5
BB	0.6
NR (Not Rated)	5.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

County of Montgomery, General Obligation Unlimited, Series E, 2.30%, 11/01/2037	2.4%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series A-4-1, 2.10%, 07/01/2049	1.8
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A4, 2.50%, 08/01/2045	1.7
New York City Municipal Water Finance Authority, Revenue Bonds, Series AA-6, 2.50%, 06/15/2048	1.2
Development Authority of Burke County, Revenue Bonds, 2.40%, 11/01/2052	1.1
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.8
Isle Wight County Industrial Development Authority, Revenue Bonds, (AGM), 5.25%, 07/01/2048	0.8
California Health Facilities Financing Authority, Revenue Bonds, Series B, 5.00%, 10/01/2039	0.8
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Series A, (AGM), 4.00%, 11/15/2039	0.8
Fishers Town Hall Building Corp., Revenue Bonds, Series A, (BAM), 5.75%, 07/15/2058	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Intermediate Muni

Class I

Semi-Annual Shareholder Report

Transamerica Intermediate Muni

Class I2

TIMTX

April 30, 2025

Fund Overview

Transamerica Intermediate Muni (the "Fund") seeks to maximize total return through a combination of current income that is exempt from federal income tax and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$24	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$980,877,617
Number of Portfolio Holdings	662
Portfolio Turnover Rate	66%
Average MaturityFootnote Reference§	7.67 years
DurationFootnote Reference†	5.81 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	97.4%
Repurchase Agreements	4.3
Net Other Assets (Liabilities)Footnote Reference^	(1.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Intermediate Muni

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	9.0%
AA	62.1
A	13.3
BBB	6.5
BB	0.6
NR (Not Rated)	5.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

County of Montgomery, General Obligation Unlimited, Series E, 2.30%, 11/01/2037	2.4%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series A-4-1, 2.10%, 07/01/2049	1.8
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A4, 2.50%, 08/01/2045	1.7
New York City Municipal Water Finance Authority, Revenue Bonds, Series AA-6, 2.50%, 06/15/2048	1.2
Development Authority of Burke County, Revenue Bonds, 2.40%, 11/01/2052	1.1
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.8
Isle Wight County Industrial Development Authority, Revenue Bonds, (AGM), 5.25%, 07/01/2048	0.8
California Health Facilities Financing Authority, Revenue Bonds, Series B, 5.00%, 10/01/2039	0.8
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Series A, (AGM), 4.00%, 11/15/2039	0.8
Fishers Town Hall Building Corp., Revenue Bonds, Series A, (BAM), 5.75%, 07/15/2058	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Intermediate Muni

Class I2

Semi-Annual Shareholder Report

Transamerica International Equity

Class A

TRWAX

April 30, 2025

Fund Overview

Transamerica International Equity (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$4,200,210,441
Number of Portfolio Holdings	108
Portfolio Turnover Rate	6%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.7%
Industrials	15.0
Consumer Discretionary	11.5
Information Technology	11.3
Consumer Staples	10.3
Health Care	9.9
Materials	6.6
Energy	5.9
Utilities	1.9
Communication Services	1.3
Real Estate	0.5
Other Investment Company	0.8
Repurchase Agreements	0.6
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Equity

Class A

Top Country Allocation (Percentage of Net Assets)

Japan	19.2%
United Kingdom	15.8
Germany	12.7
France	11.9
Switzerland	7.5
Netherlands	4.7
Ireland	4.6
Australia	2.9
Belgium	2.8
Hong Kong	2.8

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.6%
Roche Holding AG	2.3
SAP SE	2.0
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Veolia Environnement SA	1.9
Lloyds Banking Group PLC	1.8
Hitachi Ltd.	1.8
Societe Generale SA	1.8
Toyota Industries Corp.	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Equity

Class A

Semi-Annual Shareholder Report

Transamerica International Equity

Class C

TRWCX

April 30, 2025

Fund Overview

Transamerica International Equity (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$4,200,210,441
Number of Portfolio Holdings	108
Portfolio Turnover Rate	6%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.7%
Industrials	15.0
Consumer Discretionary	11.5
Information Technology	11.3
Consumer Staples	10.3
Health Care	9.9
Materials	6.6
Energy	5.9
Utilities	1.9
Communication Services	1.3
Real Estate	0.5
Other Investment Company	0.8
Repurchase Agreements	0.6
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Equity

Class C

Top Country Allocation (Percentage of Net Assets)

Japan	19.2%
United Kingdom	15.8
Germany	12.7
France	11.9
Switzerland	7.5
Netherlands	4.7
Ireland	4.6
Australia	2.9
Belgium	2.8
Hong Kong	2.8

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.6%
Roche Holding AG	2.3
SAP SE	2.0
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Veolia Environnement SA	1.9
Lloyds Banking Group PLC	1.8
Hitachi Ltd.	1.8
Societe Generale SA	1.8
Toyota Industries Corp.	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Equity

Class C

Semi-Annual Shareholder Report

Transamerica International Equity

Class I

TSWIX

April 30, 2025

Fund Overview

Transamerica International Equity (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$4,200,210,441
Number of Portfolio Holdings	108
Portfolio Turnover Rate	6%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.7%
Industrials	15.0
Consumer Discretionary	11.5
Information Technology	11.3
Consumer Staples	10.3
Health Care	9.9
Materials	6.6
Energy	5.9
Utilities	1.9
Communication Services	1.3
Real Estate	0.5
Other Investment Company	0.8
Repurchase Agreements	0.6
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Equity

Class I

Top Country Allocation (Percentage of Net Assets)

Japan	19.2%
United Kingdom	15.8
Germany	12.7
France	11.9
Switzerland	7.5
Netherlands	4.7
Ireland	4.6
Australia	2.9
Belgium	2.8
Hong Kong	2.8

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.6%
Roche Holding AG	2.3
SAP SE	2.0
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Veolia Environnement SA	1.9
Lloyds Banking Group PLC	1.8
Hitachi Ltd.	1.8
Societe Generale SA	1.8
Toyota Industries Corp.	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Equity

Class I

Semi-Annual Shareholder Report

Transamerica International Equity

Class I2

TRWIX

April 30, 2025

Fund Overview

Transamerica International Equity (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$4,200,210,441
Number of Portfolio Holdings	108
Portfolio Turnover Rate	6%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.7%
Industrials	15.0
Consumer Discretionary	11.5
Information Technology	11.3
Consumer Staples	10.3
Health Care	9.9
Materials	6.6
Energy	5.9
Utilities	1.9
Communication Services	1.3
Real Estate	0.5
Other Investment Company	0.8
Repurchase Agreements	0.6
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Equity

Class I2

Top Country Allocation (Percentage of Net Assets)

Japan	19.2%
United Kingdom	15.8
Germany	12.7
France	11.9
Switzerland	7.5
Netherlands	4.7
Ireland	4.6
Australia	2.9
Belgium	2.8
Hong Kong	2.8

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.6%
Roche Holding AG	2.3
SAP SE	2.0
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Veolia Environnement SA	1.9
Lloyds Banking Group PLC	1.8
Hitachi Ltd.	1.8
Societe Generale SA	1.8
Toyota Industries Corp.	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Equity

Class I2

Semi-Annual Shareholder Report

Transamerica International Equity

Class I3

TRWTX

April 30, 2025

Fund Overview

Transamerica International Equity (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$4,200,210,441
Number of Portfolio Holdings	108
Portfolio Turnover Rate	6%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.7%
Industrials	15.0
Consumer Discretionary	11.5
Information Technology	11.3
Consumer Staples	10.3
Health Care	9.9
Materials	6.6
Energy	5.9
Utilities	1.9
Communication Services	1.3
Real Estate	0.5
Other Investment Company	0.8
Repurchase Agreements	0.6
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Equity

Class I3

Top Country Allocation (Percentage of Net Assets)

Japan	19.2%
United Kingdom	15.8
Germany	12.7
France	11.9
Switzerland	7.5
Netherlands	4.7
Ireland	4.6
Australia	2.9
Belgium	2.8
Hong Kong	2.8

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.6%
Roche Holding AG	2.3
SAP SE	2.0
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Veolia Environnement SA	1.9
Lloyds Banking Group PLC	1.8
Hitachi Ltd.	1.8
Societe Generale SA	1.8
Toyota Industries Corp.	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Equity

Class I3

Semi-Annual Shareholder Report

Transamerica International Equity

Class R

TRWRX

April 30, 2025

Fund Overview

Transamerica International Equity (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$67	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$4,200,210,441
Number of Portfolio Holdings	108
Portfolio Turnover Rate	6%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.7%
Industrials	15.0
Consumer Discretionary	11.5
Information Technology	11.3
Consumer Staples	10.3
Health Care	9.9
Materials	6.6
Energy	5.9
Utilities	1.9
Communication Services	1.3
Real Estate	0.5
Other Investment Company	0.8
Repurchase Agreements	0.6
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Equity

Class R

Top Country Allocation (Percentage of Net Assets)

Japan	19.2%
United Kingdom	15.8
Germany	12.7
France	11.9
Switzerland	7.5
Netherlands	4.7
Ireland	4.6
Australia	2.9
Belgium	2.8
Hong Kong	2.8

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.6%
Roche Holding AG	2.3
SAP SE	2.0
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Veolia Environnement SA	1.9
Lloyds Banking Group PLC	1.8
Hitachi Ltd.	1.8
Societe Generale SA	1.8
Toyota Industries Corp.	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Equity

Class R

Semi-Annual Shareholder Report

Transamerica International Equity

Class R4

TRWFX

April 30, 2025

Fund Overview

Transamerica International Equity (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$54	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$4,200,210,441
Number of Portfolio Holdings	108
Portfolio Turnover Rate	6%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.7%
Industrials	15.0
Consumer Discretionary	11.5
Information Technology	11.3
Consumer Staples	10.3
Health Care	9.9
Materials	6.6
Energy	5.9
Utilities	1.9
Communication Services	1.3
Real Estate	0.5
Other Investment Company	0.8
Repurchase Agreements	0.6
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Equity

Class R4

Top Country Allocation (Percentage of Net Assets)

Japan	19.2%
United Kingdom	15.8
Germany	12.7
France	11.9
Switzerland	7.5
Netherlands	4.7
Ireland	4.6
Australia	2.9
Belgium	2.8
Hong Kong	2.8

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.6%
Roche Holding AG	2.3
SAP SE	2.0
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Veolia Environnement SA	1.9
Lloyds Banking Group PLC	1.8
Hitachi Ltd.	1.8
Societe Generale SA	1.8
Toyota Industries Corp.	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Equity

Class R4

Semi-Annual Shareholder Report

Transamerica International Equity

Class R6

TAINX

April 30, 2025

Fund Overview

Transamerica International Equity (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$4,200,210,441
Number of Portfolio Holdings	108
Portfolio Turnover Rate	6%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.7%
Industrials	15.0
Consumer Discretionary	11.5
Information Technology	11.3
Consumer Staples	10.3
Health Care	9.9
Materials	6.6
Energy	5.9
Utilities	1.9
Communication Services	1.3
Real Estate	0.5
Other Investment Company	0.8
Repurchase Agreements	0.6
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Equity

Class R6

Top Country Allocation (Percentage of Net Assets)

Japan	19.2%
United Kingdom	15.8
Germany	12.7
France	11.9
Switzerland	7.5
Netherlands	4.7
Ireland	4.6
Australia	2.9
Belgium	2.8
Hong Kong	2.8

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.6%
Roche Holding AG	2.3
SAP SE	2.0
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Veolia Environnement SA	1.9
Lloyds Banking Group PLC	1.8
Hitachi Ltd.	1.8
Societe Generale SA	1.8
Toyota Industries Corp.	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Equity

Class R6

Semi-Annual Shareholder Report

Transamerica International Focus

Class A

TGRHX

April 30, 2025

Fund Overview

Transamerica International Focus (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$728,470,830
Number of Portfolio Holdings	33
Portfolio Turnover Rate	25%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	20.3%
Consumer Discretionary	20.1
Industrials	19.4
Financials	9.1
Consumer Staples	8.6
Materials	7.3
Communication Services	6.0
Health Care	4.4
Repurchase Agreements	4.3
Other Investment Company	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Focus

Class A

Top Country Allocation (Percentage of Net Assets)

Japan	18.1%
Canada	13.2
United States	9.1
Netherlands	9.0
Germany	7.1
France	6.5
Switzerland	6.4
United Kingdom	4.0
Sweden	4.0
Italy	3.5

Top Holdings (Percentage of Net Assets)

ITOCHU Corp.	4.3%
Compass Group PLC	4.0
Safran SA	4.0
Waste Connections, Inc.	3.9
Constellation Software, Inc.	3.9
SAP SE	3.9
Linde PLC	3.7
Sika AG	3.7
Wolters Kluwer NV	3.5
Ferrari NV	3.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Focus

Class A

Semi-Annual Shareholder Report

Transamerica International Focus

Class I

TGRGX

April 30, 2025

Fund Overview

Transamerica International Focus (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$728,470,830
Number of Portfolio Holdings	33
Portfolio Turnover Rate	25%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	20.3%
Consumer Discretionary	20.1
Industrials	19.4
Financials	9.1
Consumer Staples	8.6
Materials	7.3
Communication Services	6.0
Health Care	4.4
Repurchase Agreements	4.3
Other Investment Company	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Focus

Class I

Top Country Allocation (Percentage of Net Assets)

Japan	18.1%
Canada	13.2
United States	9.1
Netherlands	9.0
Germany	7.1
France	6.5
Switzerland	6.4
United Kingdom	4.0
Sweden	4.0
Italy	3.5

Top Holdings (Percentage of Net Assets)

ITOCHU Corp.	4.3%
Compass Group PLC	4.0
Safran SA	4.0
Waste Connections, Inc.	3.9
Constellation Software, Inc.	3.9
SAP SE	3.9
Linde PLC	3.7
Sika AG	3.7
Wolters Kluwer NV	3.5
Ferrari NV	3.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Focus

Class I

Semi-Annual Shareholder Report

Transamerica International Focus

Class I2

Ticker: N/A

April 30, 2025

Fund Overview

Transamerica International Focus (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$728,470,830
Number of Portfolio Holdings	33
Portfolio Turnover Rate	25%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	20.3%
Consumer Discretionary	20.1
Industrials	19.4
Financials	9.1
Consumer Staples	8.6
Materials	7.3
Communication Services	6.0
Health Care	4.4
Repurchase Agreements	4.3
Other Investment Company	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Focus

Class I2

Top Country Allocation (Percentage of Net Assets)

Japan	18.1%
Canada	13.2
United States	9.1
Netherlands	9.0
Germany	7.1
France	6.5
Switzerland	6.4
United Kingdom	4.0
Sweden	4.0
Italy	3.5

Top Holdings (Percentage of Net Assets)

ITOCHU Corp.	4.3%
Compass Group PLC	4.0
Safran SA	4.0
Waste Connections, Inc.	3.9
Constellation Software, Inc.	3.9
SAP SE	3.9
Linde PLC	3.7
Sika AG	3.7
Wolters Kluwer NV	3.5
Ferrari NV	3.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Focus

Class I2

Semi-Annual Shareholder Report

Transamerica International Focus

Class R6

TGRFX

April 30, 2025

Fund Overview

Transamerica International Focus (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$728,470,830
Number of Portfolio Holdings	33
Portfolio Turnover Rate	25%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	20.3%
Consumer Discretionary	20.1
Industrials	19.4
Financials	9.1
Consumer Staples	8.6
Materials	7.3
Communication Services	6.0
Health Care	4.4
Repurchase Agreements	4.3
Other Investment Company	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Focus

Class R6

Top Country Allocation (Percentage of Net Assets)

Japan	18.1%
Canada	13.2
United States	9.1
Netherlands	9.0
Germany	7.1
France	6.5
Switzerland	6.4
United Kingdom	4.0
Sweden	4.0
Italy	3.5

Top Holdings (Percentage of Net Assets)

ITOCHU Corp.	4.3%
Compass Group PLC	4.0
Safran SA	4.0
Waste Connections, Inc.	3.9
Constellation Software, Inc.	3.9
SAP SE	3.9
Linde PLC	3.7
Sika AG	3.7
Wolters Kluwer NV	3.5
Ferrari NV	3.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Focus

Class R6

Semi-Annual Shareholder Report

Transamerica International Small Cap Value

Class I

TISVX

April 30, 2025

Fund Overview

Transamerica International Small Cap Value (the "Fund") seeks maximum long-term total return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$849,877,710
Number of Portfolio Holdings	113
Portfolio Turnover Rate	4%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	24.8%
Financials	21.2
Consumer Discretionary	12.5
Information Technology	9.0
Communication Services	7.3
Consumer Staples	5.7
Materials	5.4
Health Care	5.1
Energy	4.1
Real Estate	2.9
Other Investment Company	1.3
Preferred Stocks	0.5
Repurchase Agreements	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Small Cap Value

Class I

Top Country Allocation (Percentage of Net Assets)

Japan	34.0%
United Kingdom	14.5
France	6.1
Netherlands	5.4
Germany	5.0
Australia	4.7
Norway	3.4
Ireland	3.4
Switzerland	3.3
Italy	3.3

Top Holdings (Percentage of Net Assets)

Swissquote Group Holding SA	3.3%
Bank of Ireland Group PLC	2.9
Sanwa Holdings Corp.	2.8
Van Lanschot Kempen NV	2.7
Capcom Co. Ltd.	2.6
Hikari Tsushin, Inc.	1.9
Square Enix Holdings Co. Ltd.	1.9
Barratt Redrow PLC	1.8
Logista Integral SA	1.8
Buzzi SpA	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Small Cap Value

Class I

Semi-Annual Shareholder Report

Transamerica International Small Cap Value

Class I2

Ticker: N/A

April 30, 2025

Fund Overview

Transamerica International Small Cap Value (the "Fund") seeks maximum long-term total return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$49	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$849,877,710
Number of Portfolio Holdings	113
Portfolio Turnover Rate	4%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	24.8%
Financials	21.2
Consumer Discretionary	12.5
Information Technology	9.0
Communication Services	7.3
Consumer Staples	5.7
Materials	5.4
Health Care	5.1
Energy	4.1
Real Estate	2.9
Other Investment Company	1.3
Preferred Stocks	0.5
Repurchase Agreements	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Small Cap Value

Class I2

Top Country Allocation (Percentage of Net Assets)

Japan	34.0%
United Kingdom	14.5
France	6.1
Netherlands	5.4
Germany	5.0
Australia	4.7
Norway	3.4
Ireland	3.4
Switzerland	3.3
Italy	3.3

Top Holdings (Percentage of Net Assets)

Swissquote Group Holding SA	3.3%
Bank of Ireland Group PLC	2.9
Sanwa Holdings Corp.	2.8
Van Lanschot Kempen NV	2.7
Capcom Co. Ltd.	2.6
Hikari Tsushin, Inc.	1.9
Square Enix Holdings Co. Ltd.	1.9
Barratt Redrow PLC	1.8
Logista Integral SA	1.8
Buzzi SpA	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Small Cap Value

Class I2

Semi-Annual Shareholder Report

Transamerica International Small Cap Value

Class R6

TSLSX

April 30, 2025

Fund Overview

Transamerica International Small Cap Value (the "Fund") seeks maximum long-term total return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$849,877,710
Number of Portfolio Holdings	113
Portfolio Turnover Rate	4%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	24.8%
Financials	21.2
Consumer Discretionary	12.5
Information Technology	9.0
Communication Services	7.3
Consumer Staples	5.7
Materials	5.4
Health Care	5.1
Energy	4.1
Real Estate	2.9
Other Investment Company	1.3
Preferred Stocks	0.5
Repurchase Agreements	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Small Cap Value

Class R6

Top Country Allocation (Percentage of Net Assets)

Japan	34.0%
United Kingdom	14.5
France	6.1
Netherlands	5.4
Germany	5.0
Australia	4.7
Norway	3.4
Ireland	3.4
Switzerland	3.3
Italy	3.3

Top Holdings (Percentage of Net Assets)

Swissquote Group Holding SA	3.3%
Bank of Ireland Group PLC	2.9
Sanwa Holdings Corp.	2.8
Van Lanschot Kempen NV	2.7
Capcom Co. Ltd.	2.6
Hikari Tsushin, Inc.	1.9
Square Enix Holdings Co. Ltd.	1.9
Barratt Redrow PLC	1.8
Logista Integral SA	1.8
Buzzi SpA	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Small Cap Value

Class R6

Semi-Annual Shareholder Report

Transamerica International Stock

Class A

TIHAX

April 30, 2025

Fund Overview

Transamerica International Stock (the "Fund") seeks capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$453,665,934
Number of Portfolio Holdings	144
Portfolio Turnover Rate	11%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.4%
Industrials	16.4
Health Care	11.7
Information Technology	10.2
Consumer Discretionary	8.1
Consumer Staples	7.0
Communication Services	5.2
Utilities	4.2
Materials	3.5
Real Estate	1.9
Energy	1.8
Repurchase Agreements	4.2
Other Investment Company	3.5
Preferred Stocks	1.3
Exchange-Traded Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(2.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Stock

Class A

Top Country Allocation (Percentage of Net Assets)

Japan	23.6%
United Kingdom	17.5
Germany	10.5
France	8.9
Switzerland	6.8
Netherlands	4.7
Spain	4.4
Australia	4.1
Singapore	3.4
Italy	2.9

Top Holdings (Percentage of Net Assets)

SAP SE	2.1%
Banco Santander SA	2.1
3i Group PLC	2.1
ASML Holding NV	1.8
HSBC Holdings PLC	1.8
DBS Group Holdings Ltd.	1.6
Renault SA	1.5
KDDI Corp.	1.5
Rolls-Royce Holdings PLC	1.5
Novartis AG	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Stock

Class A

Semi-Annual Shareholder Report

Transamerica International Stock

Class I

TIHBX

April 30, 2025

Fund Overview

Transamerica International Stock (the "Fund") seeks capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$453,665,934
Number of Portfolio Holdings	144
Portfolio Turnover Rate	11%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.4%
Industrials	16.4
Health Care	11.7
Information Technology	10.2
Consumer Discretionary	8.1
Consumer Staples	7.0
Communication Services	5.2
Utilities	4.2
Materials	3.5
Real Estate	1.9
Energy	1.8
Repurchase Agreements	4.2
Other Investment Company	3.5
Preferred Stocks	1.3
Exchange-Traded Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(2.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Stock

Class I

Top Country Allocation (Percentage of Net Assets)

Japan	23.6%
United Kingdom	17.5
Germany	10.5
France	8.9
Switzerland	6.8
Netherlands	4.7
Spain	4.4
Australia	4.1
Singapore	3.4
Italy	2.9

Top Holdings (Percentage of Net Assets)

SAP SE	2.1%
Banco Santander SA	2.1
3i Group PLC	2.1
ASML Holding NV	1.8
HSBC Holdings PLC	1.8
DBS Group Holdings Ltd.	1.6
Renault SA	1.5
KDDI Corp.	1.5
Rolls-Royce Holdings PLC	1.5
Novartis AG	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Stock

Class I

Semi-Annual Shareholder Report

Transamerica International Stock

Class I2

TIHIX

April 30, 2025

Fund Overview

Transamerica International Stock (the "Fund") seeks capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$40	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$453,665,934
Number of Portfolio Holdings	144
Portfolio Turnover Rate	11%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.4%
Industrials	16.4
Health Care	11.7
Information Technology	10.2
Consumer Discretionary	8.1
Consumer Staples	7.0
Communication Services	5.2
Utilities	4.2
Materials	3.5
Real Estate	1.9
Energy	1.8
Repurchase Agreements	4.2
Other Investment Company	3.5
Preferred Stocks	1.3
Exchange-Traded Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(2.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Stock

Class I2

Top Country Allocation (Percentage of Net Assets)

Japan	23.6%
United Kingdom	17.5
Germany	10.5
France	8.9
Switzerland	6.8
Netherlands	4.7
Spain	4.4
Australia	4.1
Singapore	3.4
Italy	2.9

Top Holdings (Percentage of Net Assets)

SAP SE	2.1%
Banco Santander SA	2.1
3i Group PLC	2.1
ASML Holding NV	1.8
HSBC Holdings PLC	1.8
DBS Group Holdings Ltd.	1.6
Renault SA	1.5
KDDI Corp.	1.5
Rolls-Royce Holdings PLC	1.5
Novartis AG	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Stock

Class I2

Semi-Annual Shareholder Report

Transamerica International Stock

Class R6

TIHJX

April 30, 2025

Fund Overview

Transamerica International Stock (the "Fund") seeks capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$453,665,934
Number of Portfolio Holdings	144
Portfolio Turnover Rate	11%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.4%
Industrials	16.4
Health Care	11.7
Information Technology	10.2
Consumer Discretionary	8.1
Consumer Staples	7.0
Communication Services	5.2
Utilities	4.2
Materials	3.5
Real Estate	1.9
Energy	1.8
Repurchase Agreements	4.2
Other Investment Company	3.5
Preferred Stocks	1.3
Exchange-Traded Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(2.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Stock

Class R6

Top Country Allocation (Percentage of Net Assets)

Japan	23.6%
United Kingdom	17.5
Germany	10.5
France	8.9
Switzerland	6.8
Netherlands	4.7
Spain	4.4
Australia	4.1
Singapore	3.4
Italy	2.9

Top Holdings (Percentage of Net Assets)

SAP SE	2.1%
Banco Santander SA	2.1
3i Group PLC	2.1
ASML Holding NV	1.8
HSBC Holdings PLC	1.8
DBS Group Holdings Ltd.	1.6
Renault SA	1.5
KDDI Corp.	1.5
Rolls-Royce Holdings PLC	1.5
Novartis AG	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Stock

Class R6

Semi-Annual Shareholder Report

Transamerica International Sustainable Equity

Class A

TISDX

April 30, 2025

Fund Overview

Transamerica International Sustainable Equity (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$5,843,576
Number of Portfolio Holdings	78
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	19.4%
Industrials	16.6
Information Technology	14.5
Health Care	13.1
Consumer Discretionary	13.0
Consumer Staples	6.8
Materials	6.6
Utilities	3.6
Communication Services	2.2
Real Estate	1.3
Other Investment Company	3.2
Repurchase Agreements	2.5
Rights	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Sustainable Equity

Class A

Top Country Allocation (Percentage of Net Assets)

Japan	13.1%
United Kingdom	10.6
France	9.0
Ireland	6.2
Germany	6.1
China	4.4
Switzerland	4.3
Hong Kong	4.0
Spain	3.8
Taiwan	3.8

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Sony Group Corp., ADR	2.9
BYD Co. Ltd., Class H	2.9
SAP SE	2.8
HDFC Bank Ltd., ADR	2.8
AIA Group Ltd.	2.3
Kerry Group PLC, Class A	2.1
Hitachi Ltd.	2.0
Aviva PLC	1.8
Koninklijke Ahold Delhaize NV	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Sustainable Equity

Class A

Semi-Annual Shareholder Report

Transamerica International Sustainable Equity

Class R6

TISLX

April 30, 2025

Fund Overview

Transamerica International Sustainable Equity (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$5,843,576
Number of Portfolio Holdings	78
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	19.4%
Industrials	16.6
Information Technology	14.5
Health Care	13.1
Consumer Discretionary	13.0
Consumer Staples	6.8
Materials	6.6
Utilities	3.6
Communication Services	2.2
Real Estate	1.3
Other Investment Company	3.2
Repurchase Agreements	2.5
Rights	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica International Sustainable Equity

Class R6

Top Country Allocation (Percentage of Net Assets)

Japan	13.1%
United Kingdom	10.6
France	9.0
Ireland	6.2
Germany	6.1
China	4.4
Switzerland	4.3
Hong Kong	4.0
Spain	3.8
Taiwan	3.8

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Sony Group Corp., ADR	2.9
BYD Co. Ltd., Class H	2.9
SAP SE	2.8
HDFC Bank Ltd., ADR	2.8
AIA Group Ltd.	2.3
Kerry Group PLC, Class A	2.1
Hitachi Ltd.	2.0
Aviva PLC	1.8
Koninklijke Ahold Delhaize NV	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Sustainable Equity

Class R6

Semi-Annual Shareholder Report

Transamerica Large Cap Value

Class A

TWQAX

April 30, 2025

Fund Overview

Transamerica Large Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,878,122,293
Number of Portfolio Holdings	47
Portfolio Turnover Rate	15%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Health Care	19.0
Industrials	15.9
Communication Services	7.8
Energy	6.9
Information Technology	6.5
Consumer Discretionary	5.5
Materials	5.2
Consumer Staples	5.2
Real Estate	3.7
Utilities	2.2
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Cap Value

Class A

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.5%
Wells Fargo & Co.	3.7
Exxon Mobil Corp.	3.5
Abbott Laboratories	3.3
Blackrock, Inc.	3.1
Intercontinental Exchange, Inc.	3.1
RTX Corp.	3.0
Hartford Insurance Group, Inc.	2.9
AbbVie, Inc.	2.8
Boston Scientific Corp.	2.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Cap Value

Class A

Semi-Annual Shareholder Report

Transamerica Large Cap Value

Class C

TWQCX

April 30, 2025

Fund Overview

Transamerica Large Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,878,122,293
Number of Portfolio Holdings	47
Portfolio Turnover Rate	15%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Health Care	19.0
Industrials	15.9
Communication Services	7.8
Energy	6.9
Information Technology	6.5
Consumer Discretionary	5.5
Materials	5.2
Consumer Staples	5.2
Real Estate	3.7
Utilities	2.2
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Cap Value

Class C

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.5%
Wells Fargo & Co.	3.7
Exxon Mobil Corp.	3.5
Abbott Laboratories	3.3
Blackrock, Inc.	3.1
Intercontinental Exchange, Inc.	3.1
RTX Corp.	3.0
Hartford Insurance Group, Inc.	2.9
AbbVie, Inc.	2.8
Boston Scientific Corp.	2.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Cap Value

Class C

Semi-Annual Shareholder Report

Transamerica Large Cap Value

Class I

TWQIX

April 30, 2025

Fund Overview

Transamerica Large Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,878,122,293
Number of Portfolio Holdings	47
Portfolio Turnover Rate	15%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Health Care	19.0
Industrials	15.9
Communication Services	7.8
Energy	6.9
Information Technology	6.5
Consumer Discretionary	5.5
Materials	5.2
Consumer Staples	5.2
Real Estate	3.7
Utilities	2.2
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Cap Value

Class I

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.5%
Wells Fargo & Co.	3.7
Exxon Mobil Corp.	3.5
Abbott Laboratories	3.3
Blackrock, Inc.	3.1
Intercontinental Exchange, Inc.	3.1
RTX Corp.	3.0
Hartford Insurance Group, Inc.	2.9
AbbVie, Inc.	2.8
Boston Scientific Corp.	2.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Cap Value

Class I

Semi-Annual Shareholder Report

Transamerica Large Cap Value

Class I2

TWQZX

April 30, 2025

Fund Overview

Transamerica Large Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,878,122,293
Number of Portfolio Holdings	47
Portfolio Turnover Rate	15%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Health Care	19.0
Industrials	15.9
Communication Services	7.8
Energy	6.9
Information Technology	6.5
Consumer Discretionary	5.5
Materials	5.2
Consumer Staples	5.2
Real Estate	3.7
Utilities	2.2
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Cap Value

Class I2

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.5%
Wells Fargo & Co.	3.7
Exxon Mobil Corp.	3.5
Abbott Laboratories	3.3
Blackrock, Inc.	3.1
Intercontinental Exchange, Inc.	3.1
RTX Corp.	3.0
Hartford Insurance Group, Inc.	2.9
AbbVie, Inc.	2.8
Boston Scientific Corp.	2.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Cap Value

Class I2

Semi-Annual Shareholder Report

Transamerica Large Cap Value

Class R6

TALCX

April 30, 2025

Fund Overview

Transamerica Large Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,878,122,293
Number of Portfolio Holdings	47
Portfolio Turnover Rate	15%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Health Care	19.0
Industrials	15.9
Communication Services	7.8
Energy	6.9
Information Technology	6.5
Consumer Discretionary	5.5
Materials	5.2
Consumer Staples	5.2
Real Estate	3.7
Utilities	2.2
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Cap Value

Class R6

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.5%
Wells Fargo & Co.	3.7
Exxon Mobil Corp.	3.5
Abbott Laboratories	3.3
Blackrock, Inc.	3.1
Intercontinental Exchange, Inc.	3.1
RTX Corp.	3.0
Hartford Insurance Group, Inc.	2.9
AbbVie, Inc.	2.8
Boston Scientific Corp.	2.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Cap Value

Class R6

Semi-Annual Shareholder Report

Transamerica Large Core ESG

Class A

TLACX

April 30, 2025

Fund Overview

Transamerica Large Core ESG (the "Fund") seeks to provide capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$150,062,929
Number of Portfolio Holdings	160
Portfolio Turnover Rate	55%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Financials	15.5
Health Care	10.2
Consumer Discretionary	9.9
Industrials	9.6
Communication Services	8.1
Consumer Staples	5.4
Energy	4.1
Utilities	2.5
Real Estate	1.6
Materials	1.5
Exchange-Traded Funds	0.4
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Core ESG

Class A

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	6.5%
Microsoft Corp.	6.3
Apple, Inc.	5.6
Amazon.com, Inc.	2.6
JPMorgan Chase & Co.	2.4
Visa, Inc., Class A	2.2
Broadcom, Inc.	2.0
Mastercard, Inc., Class A	2.0
Eli Lilly & Co.	1.6
Alphabet, Inc., Class A	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Core ESG

Class A

Semi-Annual Shareholder Report

Transamerica Large Core ESG

Class I3

TLATX

April 30, 2025

Fund Overview

Transamerica Large Core ESG (the "Fund") seeks to provide capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$27	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$150,062,929
Number of Portfolio Holdings	160
Portfolio Turnover Rate	55%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Financials	15.5
Health Care	10.2
Consumer Discretionary	9.9
Industrials	9.6
Communication Services	8.1
Consumer Staples	5.4
Energy	4.1
Utilities	2.5
Real Estate	1.6
Materials	1.5
Exchange-Traded Funds	0.4
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Core ESG

Class I3

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	6.5%
Microsoft Corp.	6.3
Apple, Inc.	5.6
Amazon.com, Inc.	2.6
JPMorgan Chase & Co.	2.4
Visa, Inc., Class A	2.2
Broadcom, Inc.	2.0
Mastercard, Inc., Class A	2.0
Eli Lilly & Co.	1.6
Alphabet, Inc., Class A	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Core ESG

Class I3

Semi-Annual Shareholder Report

Transamerica Large Core ESG

Class R

TLARX

April 30, 2025

Fund Overview

Transamerica Large Core ESG (the "Fund") seeks to provide capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$51	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$150,062,929
Number of Portfolio Holdings	160
Portfolio Turnover Rate	55%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Financials	15.5
Health Care	10.2
Consumer Discretionary	9.9
Industrials	9.6
Communication Services	8.1
Consumer Staples	5.4
Energy	4.1
Utilities	2.5
Real Estate	1.6
Materials	1.5
Exchange-Traded Funds	0.4
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Core ESG

Class R

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	6.5%
Microsoft Corp.	6.3
Apple, Inc.	5.6
Amazon.com, Inc.	2.6
JPMorgan Chase & Co.	2.4
Visa, Inc., Class A	2.2
Broadcom, Inc.	2.0
Mastercard, Inc., Class A	2.0
Eli Lilly & Co.	1.6
Alphabet, Inc., Class A	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Core ESG

Class R

Semi-Annual Shareholder Report

Transamerica Large Core ESG

Class R4

TLAFX

April 30, 2025

Fund Overview

Transamerica Large Core ESG (the "Fund") seeks to provide capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$150,062,929
Number of Portfolio Holdings	160
Portfolio Turnover Rate	55%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Financials	15.5
Health Care	10.2
Consumer Discretionary	9.9
Industrials	9.6
Communication Services	8.1
Consumer Staples	5.4
Energy	4.1
Utilities	2.5
Real Estate	1.6
Materials	1.5
Exchange-Traded Funds	0.4
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Core ESG

Class R4

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	6.5%
Microsoft Corp.	6.3
Apple, Inc.	5.6
Amazon.com, Inc.	2.6
JPMorgan Chase & Co.	2.4
Visa, Inc., Class A	2.2
Broadcom, Inc.	2.0
Mastercard, Inc., Class A	2.0
Eli Lilly & Co.	1.6
Alphabet, Inc., Class A	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Core ESG

Class R4

Semi-Annual Shareholder Report

Transamerica Large Core ESG

Class R6

TLASX

April 30, 2025

Fund Overview

Transamerica Large Core ESG (the "Fund") seeks to provide capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$150,062,929
Number of Portfolio Holdings	160
Portfolio Turnover Rate	55%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Financials	15.5
Health Care	10.2
Consumer Discretionary	9.9
Industrials	9.6
Communication Services	8.1
Consumer Staples	5.4
Energy	4.1
Utilities	2.5
Real Estate	1.6
Materials	1.5
Exchange-Traded Funds	0.4
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Core ESG

Class R6

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	6.5%
Microsoft Corp.	6.3
Apple, Inc.	5.6
Amazon.com, Inc.	2.6
JPMorgan Chase & Co.	2.4
Visa, Inc., Class A	2.2
Broadcom, Inc.	2.0
Mastercard, Inc., Class A	2.0
Eli Lilly & Co.	1.6
Alphabet, Inc., Class A	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Core ESG

Class R6

Semi-Annual Shareholder Report

Transamerica Large Growth

Class I3

TGWTX

April 30, 2025

Fund Overview

Transamerica Large Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$319,143,083
Number of Portfolio Holdings	87
Portfolio Turnover Rate	34%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.6%
Consumer Discretionary	19.2
Communication Services	10.6
Financials	9.1
Health Care	7.7
Industrials	1.8
Consumer Staples	1.4
Real Estate	0.8
Materials	0.8
Energy	0.1
Repurchase Agreements	4.0
Purchased Options	0.1
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Growth

Class I3

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	5.7%
Tesla, Inc.	4.5
Apple, Inc.	4.2
NVIDIA Corp.	4.1
DoorDash, Inc., Class A	4.1
MicroStrategy, Inc., Class A	3.6
Microsoft Corp.	3.6
MercadoLibre, Inc.	3.4
Shopify, Inc., Class A	3.0
Affirm Holdings, Inc.	2.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Growth

Class I3

Semi-Annual Shareholder Report

Transamerica Large Growth

Class R

TGWRX

April 30, 2025

Fund Overview

Transamerica Large Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$63	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$319,143,083
Number of Portfolio Holdings	87
Portfolio Turnover Rate	34%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.6%
Consumer Discretionary	19.2
Communication Services	10.6
Financials	9.1
Health Care	7.7
Industrials	1.8
Consumer Staples	1.4
Real Estate	0.8
Materials	0.8
Energy	0.1
Repurchase Agreements	4.0
Purchased Options	0.1
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Growth

Class R

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	5.7%
Tesla, Inc.	4.5
Apple, Inc.	4.2
NVIDIA Corp.	4.1
DoorDash, Inc., Class A	4.1
MicroStrategy, Inc., Class A	3.6
Microsoft Corp.	3.6
MercadoLibre, Inc.	3.4
Shopify, Inc., Class A	3.0
Affirm Holdings, Inc.	2.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Growth

Class R

Semi-Annual Shareholder Report

Transamerica Large Growth

Class R4

TGWFX

April 30, 2025

Fund Overview

Transamerica Large Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$46	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$319,143,083
Number of Portfolio Holdings	87
Portfolio Turnover Rate	34%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.6%
Consumer Discretionary	19.2
Communication Services	10.6
Financials	9.1
Health Care	7.7
Industrials	1.8
Consumer Staples	1.4
Real Estate	0.8
Materials	0.8
Energy	0.1
Repurchase Agreements	4.0
Purchased Options	0.1
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Growth

Class R4

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	5.7%
Tesla, Inc.	4.5
Apple, Inc.	4.2
NVIDIA Corp.	4.1
DoorDash, Inc., Class A	4.1
MicroStrategy, Inc., Class A	3.6
Microsoft Corp.	3.6
MercadoLibre, Inc.	3.4
Shopify, Inc., Class A	3.0
Affirm Holdings, Inc.	2.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Growth

Class R4

Semi-Annual Shareholder Report

Transamerica Large Growth

Class R6

TAGDX

April 30, 2025

Fund Overview

Transamerica Large Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$319,143,083
Number of Portfolio Holdings	87
Portfolio Turnover Rate	34%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.6%
Consumer Discretionary	19.2
Communication Services	10.6
Financials	9.1
Health Care	7.7
Industrials	1.8
Consumer Staples	1.4
Real Estate	0.8
Materials	0.8
Energy	0.1
Repurchase Agreements	4.0
Purchased Options	0.1
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Growth

Class R6

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	5.7%
Tesla, Inc.	4.5
Apple, Inc.	4.2
NVIDIA Corp.	4.1
DoorDash, Inc., Class A	4.1
MicroStrategy, Inc., Class A	3.6
Microsoft Corp.	3.6
MercadoLibre, Inc.	3.4
Shopify, Inc., Class A	3.0
Affirm Holdings, Inc.	2.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Growth

Class R6

Semi-Annual Shareholder Report

Transamerica Large Value Opportunities

Class I3

TLOTX

April 30, 2025

Fund Overview

Transamerica Large Value Opportunities (the "Fund") seeks to provide long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$26	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$233,215,370
Number of Portfolio Holdings	157
Portfolio Turnover Rate	62%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	24.6%
Health Care	14.1
Industrials	10.8
Consumer Staples	9.7
Information Technology	9.7
Consumer Discretionary	7.8
Energy	6.7
Utilities	4.8
Communication Services	3.6
Materials	3.5
Real Estate	2.7
Exchange-Traded Funds	1.7
Other Investment Company	1.6
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(1.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Value Opportunities

Class I3

Top Holdings (Percentage of Net Assets)

Berkshire Hathaway, Inc., Class B	3.9%
JPMorgan Chase & Co.	3.6
Exxon Mobil Corp.	2.9
Home Depot, Inc.	1.9
iShares Russell 1000 Value ETF	1.7
PepsiCo, Inc.	1.7
QUALCOMM, Inc.	1.6
TJX Cos., Inc.	1.5
Progressive Corp.	1.5
Altria Group, Inc.	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Value Opportunities

Class I3

Semi-Annual Shareholder Report

Transamerica Large Value Opportunities

Class R

TLORX

April 30, 2025

Fund Overview

Transamerica Large Value Opportunities (the "Fund") seeks to provide long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$49	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$233,215,370
Number of Portfolio Holdings	157
Portfolio Turnover Rate	62%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	24.6%
Health Care	14.1
Industrials	10.8
Consumer Staples	9.7
Information Technology	9.7
Consumer Discretionary	7.8
Energy	6.7
Utilities	4.8
Communication Services	3.6
Materials	3.5
Real Estate	2.7
Exchange-Traded Funds	1.7
Other Investment Company	1.6
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(1.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Value Opportunities

Class R

Top Holdings (Percentage of Net Assets)

Berkshire Hathaway, Inc., Class B	3.9%
JPMorgan Chase & Co.	3.6
Exxon Mobil Corp.	2.9
Home Depot, Inc.	1.9
iShares Russell 1000 Value ETF	1.7
PepsiCo, Inc.	1.7
QUALCOMM, Inc.	1.6
TJX Cos., Inc.	1.5
Progressive Corp.	1.5
Altria Group, Inc.	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Value Opportunities

Class R

Semi-Annual Shareholder Report

Transamerica Large Value Opportunities

Class R4

TLOFX

April 30, 2025

Fund Overview

Transamerica Large Value Opportunities (the "Fund") seeks to provide long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$233,215,370
Number of Portfolio Holdings	157
Portfolio Turnover Rate	62%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	24.6%
Health Care	14.1
Industrials	10.8
Consumer Staples	9.7
Information Technology	9.7
Consumer Discretionary	7.8
Energy	6.7
Utilities	4.8
Communication Services	3.6
Materials	3.5
Real Estate	2.7
Exchange-Traded Funds	1.7
Other Investment Company	1.6
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(1.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Large Value Opportunities

Class R4

Top Holdings (Percentage of Net Assets)

Berkshire Hathaway, Inc., Class B	3.9%
JPMorgan Chase & Co.	3.6
Exxon Mobil Corp.	2.9
Home Depot, Inc.	1.9
iShares Russell 1000 Value ETF	1.7
PepsiCo, Inc.	1.7
QUALCOMM, Inc.	1.6
TJX Cos., Inc.	1.5
Progressive Corp.	1.5
Altria Group, Inc.	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Value Opportunities

Class R4

Semi-Annual Shareholder Report

Transamerica Long Credit

Class A

TLCDX

April 30, 2025

Fund Overview

Transamerica Long Credit (the "Fund") seeks to provide total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$560,449,538
Number of Portfolio Holdings	271
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	22.66 years
DurationFootnote Reference†	12.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	86.2%
U.S. Government Obligations	7.5
Foreign Government Obligations	2.5
Other Investment Company	1.7
Asset-Backed Securities	1.4
Repurchase Agreements	0.9
U.S. Government Agency Obligations	0.5
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Long Credit

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	8.0%
AAA	2.3
AA	4.8
A	31.5
BBB	50.1
BB	1.3
B	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 1.25%, 05/15/2050	1.6%
U.S. Treasury Bonds, 1.88%, 11/15/2051	1.5
Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	1.4
Oracle Corp., 6.90%, 11/09/2052	1.2
JPMorgan Chase & Co., 3-Month Term SOFR, 3.11%, 04/22/2041	1.1
Verizon Communications, Inc., 3.70%, 03/22/2061	1.1
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.0
AT&T, Inc., 3.55%, 09/15/2055	1.0
U.S. Treasury Notes, 4.63%, 02/15/2035	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Long Credit

Class A

Semi-Annual Shareholder Report

Transamerica Long Credit

Class I

TLCJX

April 30, 2025

Fund Overview

Transamerica Long Credit (the "Fund") seeks to provide total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$560,449,538
Number of Portfolio Holdings	271
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	22.66 years
DurationFootnote Reference†	12.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	86.2%
U.S. Government Obligations	7.5
Foreign Government Obligations	2.5
Other Investment Company	1.7
Asset-Backed Securities	1.4
Repurchase Agreements	0.9
U.S. Government Agency Obligations	0.5
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Long Credit

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	8.0%
AAA	2.3
AA	4.8
A	31.5
BBB	50.1
BB	1.3
B	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 1.25%, 05/15/2050	1.6%
U.S. Treasury Bonds, 1.88%, 11/15/2051	1.5
Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	1.4
Oracle Corp., 6.90%, 11/09/2052	1.2
JPMorgan Chase & Co., 3-Month Term SOFR, 3.11%, 04/22/2041	1.1
Verizon Communications, Inc., 3.70%, 03/22/2061	1.1
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.0
AT&T, Inc., 3.55%, 09/15/2055	1.0
U.S. Treasury Notes, 4.63%, 02/15/2035	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Long Credit

Class I

Semi-Annual Shareholder Report

Transamerica Long Credit

Class I2

Ticker: N/A

April 30, 2025

Fund Overview

Transamerica Long Credit (the "Fund") seeks to provide total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$560,449,538
Number of Portfolio Holdings	271
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	22.66 years
DurationFootnote Reference†	12.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	86.2%
U.S. Government Obligations	7.5
Foreign Government Obligations	2.5
Other Investment Company	1.7
Asset-Backed Securities	1.4
Repurchase Agreements	0.9
U.S. Government Agency Obligations	0.5
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Long Credit

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	8.0%
AAA	2.3
AA	4.8
A	31.5
BBB	50.1
BB	1.3
B	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 1.25%, 05/15/2050	1.6%
U.S. Treasury Bonds, 1.88%, 11/15/2051	1.5
Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	1.4
Oracle Corp., 6.90%, 11/09/2052	1.2
JPMorgan Chase & Co., 3-Month Term SOFR, 3.11%, 04/22/2041	1.1
Verizon Communications, Inc., 3.70%, 03/22/2061	1.1
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.0
AT&T, Inc., 3.55%, 09/15/2055	1.0
U.S. Treasury Notes, 4.63%, 02/15/2035	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Long Credit

Class I2

Semi-Annual Shareholder Report

Transamerica Mid Cap Growth

Class A

MCGAX

April 30, 2025

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$128,996,440
Number of Portfolio Holdings	37
Portfolio Turnover Rate	49%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Industrials	19.4
Financials	12.4
Communication Services	10.1
Health Care	9.5
Consumer Staples	5.5
Consumer Discretionary	5.2
Energy	4.1
Real Estate	2.9
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Mid Cap Growth

Class A

Top Holdings (Percentage of Net Assets)

Palantir Technologies, Inc., Class A	6.3%
ARES Management Corp., Class A	4.4
Targa Resources Corp.	4.1
Clean Harbors, Inc.	4.1
Axon Enterprise, Inc.	3.6
Gartner, Inc.	3.6
Tradeweb Markets, Inc., Class A	3.3
CDW Corp.	3.3
Veeva Systems, Inc., Class A	3.3
HubSpot, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class A

Semi-Annual Shareholder Report

Transamerica Mid Cap Growth

Class C

MGTCX

April 30, 2025

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$128,996,440
Number of Portfolio Holdings	37
Portfolio Turnover Rate	49%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Industrials	19.4
Financials	12.4
Communication Services	10.1
Health Care	9.5
Consumer Staples	5.5
Consumer Discretionary	5.2
Energy	4.1
Real Estate	2.9
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Mid Cap Growth

Class C

Top Holdings (Percentage of Net Assets)

Palantir Technologies, Inc., Class A	6.3%
ARES Management Corp., Class A	4.4
Targa Resources Corp.	4.1
Clean Harbors, Inc.	4.1
Axon Enterprise, Inc.	3.6
Gartner, Inc.	3.6
Tradeweb Markets, Inc., Class A	3.3
CDW Corp.	3.3
Veeva Systems, Inc., Class A	3.3
HubSpot, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class C

Semi-Annual Shareholder Report

Transamerica Mid Cap Growth

Class I

IMCGX

April 30, 2025

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$128,996,440
Number of Portfolio Holdings	37
Portfolio Turnover Rate	49%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Industrials	19.4
Financials	12.4
Communication Services	10.1
Health Care	9.5
Consumer Staples	5.5
Consumer Discretionary	5.2
Energy	4.1
Real Estate	2.9
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Mid Cap Growth

Class I

Top Holdings (Percentage of Net Assets)

Palantir Technologies, Inc., Class A	6.3%
ARES Management Corp., Class A	4.4
Targa Resources Corp.	4.1
Clean Harbors, Inc.	4.1
Axon Enterprise, Inc.	3.6
Gartner, Inc.	3.6
Tradeweb Markets, Inc., Class A	3.3
CDW Corp.	3.3
Veeva Systems, Inc., Class A	3.3
HubSpot, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class I

Semi-Annual Shareholder Report

Transamerica Mid Cap Growth

Class I2

Ticker: N/A

April 30, 2025

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$128,996,440
Number of Portfolio Holdings	37
Portfolio Turnover Rate	49%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Industrials	19.4
Financials	12.4
Communication Services	10.1
Health Care	9.5
Consumer Staples	5.5
Consumer Discretionary	5.2
Energy	4.1
Real Estate	2.9
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Mid Cap Growth

Class I2

Top Holdings (Percentage of Net Assets)

Palantir Technologies, Inc., Class A	6.3%
ARES Management Corp., Class A	4.4
Targa Resources Corp.	4.1
Clean Harbors, Inc.	4.1
Axon Enterprise, Inc.	3.6
Gartner, Inc.	3.6
Tradeweb Markets, Inc., Class A	3.3
CDW Corp.	3.3
Veeva Systems, Inc., Class A	3.3
HubSpot, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class I2

Semi-Annual Shareholder Report

Transamerica Mid Cap Growth

Class I3

TMITX

April 30, 2025

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$128,996,440
Number of Portfolio Holdings	37
Portfolio Turnover Rate	49%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Industrials	19.4
Financials	12.4
Communication Services	10.1
Health Care	9.5
Consumer Staples	5.5
Consumer Discretionary	5.2
Energy	4.1
Real Estate	2.9
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Mid Cap Growth

Class I3

Top Holdings (Percentage of Net Assets)

Palantir Technologies, Inc., Class A	6.3%
ARES Management Corp., Class A	4.4
Targa Resources Corp.	4.1
Clean Harbors, Inc.	4.1
Axon Enterprise, Inc.	3.6
Gartner, Inc.	3.6
Tradeweb Markets, Inc., Class A	3.3
CDW Corp.	3.3
Veeva Systems, Inc., Class A	3.3
HubSpot, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class I3

Semi-Annual Shareholder Report

Transamerica Mid Cap Growth

Class R

TMIRX

April 30, 2025

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$66	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$128,996,440
Number of Portfolio Holdings	37
Portfolio Turnover Rate	49%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Industrials	19.4
Financials	12.4
Communication Services	10.1
Health Care	9.5
Consumer Staples	5.5
Consumer Discretionary	5.2
Energy	4.1
Real Estate	2.9
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Mid Cap Growth

Class R

Top Holdings (Percentage of Net Assets)

Palantir Technologies, Inc., Class A	6.3%
ARES Management Corp., Class A	4.4
Targa Resources Corp.	4.1
Clean Harbors, Inc.	4.1
Axon Enterprise, Inc.	3.6
Gartner, Inc.	3.6
Tradeweb Markets, Inc., Class A	3.3
CDW Corp.	3.3
Veeva Systems, Inc., Class A	3.3
HubSpot, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class R

Semi-Annual Shareholder Report

Transamerica Mid Cap Growth

Class R4

TMIFX

April 30, 2025

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$47	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$128,996,440
Number of Portfolio Holdings	37
Portfolio Turnover Rate	49%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Industrials	19.4
Financials	12.4
Communication Services	10.1
Health Care	9.5
Consumer Staples	5.5
Consumer Discretionary	5.2
Energy	4.1
Real Estate	2.9
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Mid Cap Growth

Class R4

Top Holdings (Percentage of Net Assets)

Palantir Technologies, Inc., Class A	6.3%
ARES Management Corp., Class A	4.4
Targa Resources Corp.	4.1
Clean Harbors, Inc.	4.1
Axon Enterprise, Inc.	3.6
Gartner, Inc.	3.6
Tradeweb Markets, Inc., Class A	3.3
CDW Corp.	3.3
Veeva Systems, Inc., Class A	3.3
HubSpot, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class R4

Semi-Annual Shareholder Report

Transamerica Mid Cap Growth

Class R6

TAGFX

April 30, 2025

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$128,996,440
Number of Portfolio Holdings	37
Portfolio Turnover Rate	49%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Industrials	19.4
Financials	12.4
Communication Services	10.1
Health Care	9.5
Consumer Staples	5.5
Consumer Discretionary	5.2
Energy	4.1
Real Estate	2.9
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Mid Cap Growth

Class R6

Top Holdings (Percentage of Net Assets)

Palantir Technologies, Inc., Class A	6.3%
ARES Management Corp., Class A	4.4
Targa Resources Corp.	4.1
Clean Harbors, Inc.	4.1
Axon Enterprise, Inc.	3.6
Gartner, Inc.	3.6
Tradeweb Markets, Inc., Class A	3.3
CDW Corp.	3.3
Veeva Systems, Inc., Class A	3.3
HubSpot, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class R6

Semi-Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class A

MCVAX

April 30, 2025

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$964,066,658
Number of Portfolio Holdings	68
Portfolio Turnover Rate	30%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.8%
Consumer Staples	13.8
Communication Services	11.8
Industrials	11.7
Financials	11.5
Materials	9.2
Utilities	7.9
Energy	6.2
Information Technology	4.3
Real Estate	2.6
Consumer Discretionary	2.6
Repurchase Agreements	1.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class A

Top Holdings (Percentage of Net Assets)

Mosaic Co.	2.7%
Huntington Ingalls Industries, Inc.	2.5
Dominion Energy, Inc.	2.4
HF Sinclair Corp.	2.3
Baxter International, Inc.	2.3
Evergy, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
Archer-Daniels-Midland Co.	2.1
Liberty Broadband Corp., Class C	2.1
LKQ Corp.	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class A

Semi-Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class C

MCVCX

April 30, 2025

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$964,066,658
Number of Portfolio Holdings	68
Portfolio Turnover Rate	30%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.8%
Consumer Staples	13.8
Communication Services	11.8
Industrials	11.7
Financials	11.5
Materials	9.2
Utilities	7.9
Energy	6.2
Information Technology	4.3
Real Estate	2.6
Consumer Discretionary	2.6
Repurchase Agreements	1.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class C

Top Holdings (Percentage of Net Assets)

Mosaic Co.	2.7%
Huntington Ingalls Industries, Inc.	2.5
Dominion Energy, Inc.	2.4
HF Sinclair Corp.	2.3
Baxter International, Inc.	2.3
Evergy, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
Archer-Daniels-Midland Co.	2.1
Liberty Broadband Corp., Class C	2.1
LKQ Corp.	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class C

Semi-Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class I

MVTIX

April 30, 2025

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$964,066,658
Number of Portfolio Holdings	68
Portfolio Turnover Rate	30%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.8%
Consumer Staples	13.8
Communication Services	11.8
Industrials	11.7
Financials	11.5
Materials	9.2
Utilities	7.9
Energy	6.2
Information Technology	4.3
Real Estate	2.6
Consumer Discretionary	2.6
Repurchase Agreements	1.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class I

Top Holdings (Percentage of Net Assets)

Mosaic Co.	2.7%
Huntington Ingalls Industries, Inc.	2.5
Dominion Energy, Inc.	2.4
HF Sinclair Corp.	2.3
Baxter International, Inc.	2.3
Evergy, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
Archer-Daniels-Midland Co.	2.1
Liberty Broadband Corp., Class C	2.1
LKQ Corp.	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class I

Semi-Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class I2

IAAEX

April 30, 2025

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$964,066,658
Number of Portfolio Holdings	68
Portfolio Turnover Rate	30%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.8%
Consumer Staples	13.8
Communication Services	11.8
Industrials	11.7
Financials	11.5
Materials	9.2
Utilities	7.9
Energy	6.2
Information Technology	4.3
Real Estate	2.6
Consumer Discretionary	2.6
Repurchase Agreements	1.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class I2

Top Holdings (Percentage of Net Assets)

Mosaic Co.	2.7%
Huntington Ingalls Industries, Inc.	2.5
Dominion Energy, Inc.	2.4
HF Sinclair Corp.	2.3
Baxter International, Inc.	2.3
Evergy, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
Archer-Daniels-Midland Co.	2.1
Liberty Broadband Corp., Class C	2.1
LKQ Corp.	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class I2

Semi-Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class I3

TOTTX

April 30, 2025

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$964,066,658
Number of Portfolio Holdings	68
Portfolio Turnover Rate	30%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.8%
Consumer Staples	13.8
Communication Services	11.8
Industrials	11.7
Financials	11.5
Materials	9.2
Utilities	7.9
Energy	6.2
Information Technology	4.3
Real Estate	2.6
Consumer Discretionary	2.6
Repurchase Agreements	1.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class I3

Top Holdings (Percentage of Net Assets)

Mosaic Co.	2.7%
Huntington Ingalls Industries, Inc.	2.5
Dominion Energy, Inc.	2.4
HF Sinclair Corp.	2.3
Baxter International, Inc.	2.3
Evergy, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
Archer-Daniels-Midland Co.	2.1
Liberty Broadband Corp., Class C	2.1
LKQ Corp.	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class I3

Semi-Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class R

TOTRX

April 30, 2025

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$61	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$964,066,658
Number of Portfolio Holdings	68
Portfolio Turnover Rate	30%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.8%
Consumer Staples	13.8
Communication Services	11.8
Industrials	11.7
Financials	11.5
Materials	9.2
Utilities	7.9
Energy	6.2
Information Technology	4.3
Real Estate	2.6
Consumer Discretionary	2.6
Repurchase Agreements	1.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class R

Top Holdings (Percentage of Net Assets)

Mosaic Co.	2.7%
Huntington Ingalls Industries, Inc.	2.5
Dominion Energy, Inc.	2.4
HF Sinclair Corp.	2.3
Baxter International, Inc.	2.3
Evergy, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
Archer-Daniels-Midland Co.	2.1
Liberty Broadband Corp., Class C	2.1
LKQ Corp.	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class R

Semi-Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class R4

TOTFX

April 30, 2025

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$44	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$964,066,658
Number of Portfolio Holdings	68
Portfolio Turnover Rate	30%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.8%
Consumer Staples	13.8
Communication Services	11.8
Industrials	11.7
Financials	11.5
Materials	9.2
Utilities	7.9
Energy	6.2
Information Technology	4.3
Real Estate	2.6
Consumer Discretionary	2.6
Repurchase Agreements	1.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class R4

Top Holdings (Percentage of Net Assets)

Mosaic Co.	2.7%
Huntington Ingalls Industries, Inc.	2.5
Dominion Energy, Inc.	2.4
HF Sinclair Corp.	2.3
Baxter International, Inc.	2.3
Evergy, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
Archer-Daniels-Midland Co.	2.1
Liberty Broadband Corp., Class C	2.1
LKQ Corp.	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class R4

Semi-Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class R6

MVTRX

April 30, 2025

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$964,066,658
Number of Portfolio Holdings	68
Portfolio Turnover Rate	30%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.8%
Consumer Staples	13.8
Communication Services	11.8
Industrials	11.7
Financials	11.5
Materials	9.2
Utilities	7.9
Energy	6.2
Information Technology	4.3
Real Estate	2.6
Consumer Discretionary	2.6
Repurchase Agreements	1.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class R6

Top Holdings (Percentage of Net Assets)

Mosaic Co.	2.7%
Huntington Ingalls Industries, Inc.	2.5
Dominion Energy, Inc.	2.4
HF Sinclair Corp.	2.3
Baxter International, Inc.	2.3
Evergy, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
Archer-Daniels-Midland Co.	2.1
Liberty Broadband Corp., Class C	2.1
LKQ Corp.	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class R6

Semi-Annual Shareholder Report

Transamerica Multi-Asset Income

Class A

TASHX

April 30, 2025

Fund Overview

Transamerica Multi-Asset Income (the "Fund") seeks current income while providing long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$717,364,639
Number of Portfolio Holdings	222
Portfolio Turnover Rate	33%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	52.0%
Common Stocks	41.8
Other Investment Company	6.1
Preferred Stocks	4.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(5.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Multi-Asset Income

Class A

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	2.6%
Alphabet, Inc., Class C	2.5
Apple, Inc.	2.2
International Business Machines Corp.	2.2
Goldman Sachs Group, Inc.	1.9
Merck & Co., Inc.	1.8
AbbVie, Inc.	1.6
Broadcom, Inc.	1.6
Blackrock, Inc.	1.5
Meta Platforms, Inc., Class A	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Asset Income

Class A

Semi-Annual Shareholder Report

Transamerica Multi-Asset Income

Class C

TCSHX

April 30, 2025

Fund Overview

Transamerica Multi-Asset Income (the "Fund") seeks current income while providing long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$717,364,639
Number of Portfolio Holdings	222
Portfolio Turnover Rate	33%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	52.0%
Common Stocks	41.8
Other Investment Company	6.1
Preferred Stocks	4.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(5.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Multi-Asset Income

Class C

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	2.6%
Alphabet, Inc., Class C	2.5
Apple, Inc.	2.2
International Business Machines Corp.	2.2
Goldman Sachs Group, Inc.	1.9
Merck & Co., Inc.	1.8
AbbVie, Inc.	1.6
Broadcom, Inc.	1.6
Blackrock, Inc.	1.5
Meta Platforms, Inc., Class A	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Asset Income

Class C

Semi-Annual Shareholder Report

Transamerica Multi-Asset Income

Class I

TSHIX

April 30, 2025

Fund Overview

Transamerica Multi-Asset Income (the "Fund") seeks current income while providing long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$717,364,639
Number of Portfolio Holdings	222
Portfolio Turnover Rate	33%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	52.0%
Common Stocks	41.8
Other Investment Company	6.1
Preferred Stocks	4.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(5.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Multi-Asset Income

Class I

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	2.6%
Alphabet, Inc., Class C	2.5
Apple, Inc.	2.2
International Business Machines Corp.	2.2
Goldman Sachs Group, Inc.	1.9
Merck & Co., Inc.	1.8
AbbVie, Inc.	1.6
Broadcom, Inc.	1.6
Blackrock, Inc.	1.5
Meta Platforms, Inc., Class A	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Asset Income

Class I

Semi-Annual Shareholder Report

Transamerica Multi-Asset Income

Class I2

Ticker: N/A

April 30, 2025

Fund Overview

Transamerica Multi-Asset Income (the "Fund") seeks current income while providing long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$717,364,639
Number of Portfolio Holdings	222
Portfolio Turnover Rate	33%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	52.0%
Common Stocks	41.8
Other Investment Company	6.1
Preferred Stocks	4.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(5.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Multi-Asset Income

Class I2

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	2.6%
Alphabet, Inc., Class C	2.5
Apple, Inc.	2.2
International Business Machines Corp.	2.2
Goldman Sachs Group, Inc.	1.9
Merck & Co., Inc.	1.8
AbbVie, Inc.	1.6
Broadcom, Inc.	1.6
Blackrock, Inc.	1.5
Meta Platforms, Inc., Class A	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Asset Income

Class I2

Semi-Annual Shareholder Report

Transamerica Multi-Managed Balanced

Class A

IBALX

April 30, 2025

Fund Overview

Transamerica Multi-Managed Balanced (the "Fund") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,329,929,622
Number of Portfolio Holdings	639
Portfolio Turnover Rate	26%
Average MaturityFootnote Reference§	8.32 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.2%
U.S. Government Obligations	12.3
Corporate Debt Securities	11.7
U.S. Government Agency Obligations	10.1
Commercial Paper	7.3
Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.7
Short-Term U.S. Government Obligations	1.3
Repurchase Agreements	1.3
Foreign Government Obligations	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Multi-Managed Balanced

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	23.6%
AAA	3.6
AA	0.3
A	3.9
BBB	6.9
BB	0.9
NR (Not Rated)	7.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.3%
Apple, Inc.	4.0
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.5
Meta Platforms, Inc., Class A	1.8
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.6
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	1.2
Broadcom, Inc.	1.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	1.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced

Class A

Semi-Annual Shareholder Report

Transamerica Multi-Managed Balanced

Class C

IBLLX

April 30, 2025

Fund Overview

Transamerica Multi-Managed Balanced (the "Fund") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,329,929,622
Number of Portfolio Holdings	639
Portfolio Turnover Rate	26%
Average MaturityFootnote Reference§	8.32 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.2%
U.S. Government Obligations	12.3
Corporate Debt Securities	11.7
U.S. Government Agency Obligations	10.1
Commercial Paper	7.3
Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.7
Short-Term U.S. Government Obligations	1.3
Repurchase Agreements	1.3
Foreign Government Obligations	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Multi-Managed Balanced

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	23.6%
AAA	3.6
AA	0.3
A	3.9
BBB	6.9
BB	0.9
NR (Not Rated)	7.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.3%
Apple, Inc.	4.0
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.5
Meta Platforms, Inc., Class A	1.8
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.6
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	1.2
Broadcom, Inc.	1.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	1.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced

Class C

Semi-Annual Shareholder Report

Transamerica Multi-Managed Balanced

Class I

TBLIX

April 30, 2025

Fund Overview

Transamerica Multi-Managed Balanced (the "Fund") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,329,929,622
Number of Portfolio Holdings	639
Portfolio Turnover Rate	26%
Average MaturityFootnote Reference§	8.32 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.2%
U.S. Government Obligations	12.3
Corporate Debt Securities	11.7
U.S. Government Agency Obligations	10.1
Commercial Paper	7.3
Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.7
Short-Term U.S. Government Obligations	1.3
Repurchase Agreements	1.3
Foreign Government Obligations	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Multi-Managed Balanced

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	23.6%
AAA	3.6
AA	0.3
A	3.9
BBB	6.9
BB	0.9
NR (Not Rated)	7.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.3%
Apple, Inc.	4.0
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.5
Meta Platforms, Inc., Class A	1.8
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.6
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	1.2
Broadcom, Inc.	1.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	1.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced

Class I

Semi-Annual Shareholder Report

Transamerica Multi-Managed Balanced

Class R

TAAHX

April 30, 2025

Fund Overview

Transamerica Multi-Managed Balanced (the "Fund") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$60	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,329,929,622
Number of Portfolio Holdings	639
Portfolio Turnover Rate	26%
Average MaturityFootnote Reference§	8.32 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.2%
U.S. Government Obligations	12.3
Corporate Debt Securities	11.7
U.S. Government Agency Obligations	10.1
Commercial Paper	7.3
Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.7
Short-Term U.S. Government Obligations	1.3
Repurchase Agreements	1.3
Foreign Government Obligations	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Multi-Managed Balanced

Class R

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	23.6%
AAA	3.6
AA	0.3
A	3.9
BBB	6.9
BB	0.9
NR (Not Rated)	7.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.3%
Apple, Inc.	4.0
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.5
Meta Platforms, Inc., Class A	1.8
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.6
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	1.2
Broadcom, Inc.	1.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	1.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced

Class R

Semi-Annual Shareholder Report

Transamerica Multi-Managed Balanced

Class R6

TAMMX

April 30, 2025

Fund Overview

Transamerica Multi-Managed Balanced (the "Fund") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,329,929,622
Number of Portfolio Holdings	639
Portfolio Turnover Rate	26%
Average MaturityFootnote Reference§	8.32 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.2%
U.S. Government Obligations	12.3
Corporate Debt Securities	11.7
U.S. Government Agency Obligations	10.1
Commercial Paper	7.3
Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.7
Short-Term U.S. Government Obligations	1.3
Repurchase Agreements	1.3
Foreign Government Obligations	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Multi-Managed Balanced

Class R6

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	23.6%
AAA	3.6
AA	0.3
A	3.9
BBB	6.9
BB	0.9
NR (Not Rated)	7.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.3%
Apple, Inc.	4.0
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.5
Meta Platforms, Inc., Class A	1.8
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.6
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	1.2
Broadcom, Inc.	1.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	1.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced

Class R6

Semi-Annual Shareholder Report

Transamerica Short-Term Bond

Class A

ITAAX

April 30, 2025

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$3,352,686,129
Number of Portfolio Holdings	345
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.97 years
DurationFootnote Reference†	1.89 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	63.8%
Asset-Backed Securities	13.8
Mortgage-Backed Securities	9.9
U.S. Government Obligations	8.5
Repurchase Agreements	2.0
U.S. Government Agency Obligations	1.3
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Short-Term Bond

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	9.9%
AAA	19.3
AA	2.5
A	21.5
BBB	42.7
BB	2.6
Below CCC	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	3.4%
U.S. Treasury Notes, 4.25%, 02/15/2028	2.5
U.S. Treasury Notes, 3.88%, 03/15/2028	1.8
Wells Fargo & Co., Fixed until 05/22/2027, 3.58%, 05/22/2028	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., Fixed until 06/09/2026, 1.46%, 06/09/2027	0.8
Barclays PLC, Fixed until 11/02/2025, 7.33%, 11/02/2026	0.8
Bank of America Corp., Fixed until 04/27/2027, 4.38%, 04/27/2028	0.8
Infor LLC, 1.75%, 07/15/2025	0.8
PNC Financial Services Group, Inc., Fixed until 01/21/2027, 5.30%, 01/21/2028	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class A

Semi-Annual Shareholder Report

Transamerica Short-Term Bond

Class C

ITACX

April 30, 2025

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$3,352,686,129
Number of Portfolio Holdings	345
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.97 years
DurationFootnote Reference†	1.89 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	63.8%
Asset-Backed Securities	13.8
Mortgage-Backed Securities	9.9
U.S. Government Obligations	8.5
Repurchase Agreements	2.0
U.S. Government Agency Obligations	1.3
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Short-Term Bond

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	9.9%
AAA	19.3
AA	2.5
A	21.5
BBB	42.7
BB	2.6
Below CCC	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	3.4%
U.S. Treasury Notes, 4.25%, 02/15/2028	2.5
U.S. Treasury Notes, 3.88%, 03/15/2028	1.8
Wells Fargo & Co., Fixed until 05/22/2027, 3.58%, 05/22/2028	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., Fixed until 06/09/2026, 1.46%, 06/09/2027	0.8
Barclays PLC, Fixed until 11/02/2025, 7.33%, 11/02/2026	0.8
Bank of America Corp., Fixed until 04/27/2027, 4.38%, 04/27/2028	0.8
Infor LLC, 1.75%, 07/15/2025	0.8
PNC Financial Services Group, Inc., Fixed until 01/21/2027, 5.30%, 01/21/2028	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class C

Semi-Annual Shareholder Report

Transamerica Short-Term Bond

Class I

TSTIX

April 30, 2025

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$3,352,686,129
Number of Portfolio Holdings	345
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.97 years
DurationFootnote Reference†	1.89 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	63.8%
Asset-Backed Securities	13.8
Mortgage-Backed Securities	9.9
U.S. Government Obligations	8.5
Repurchase Agreements	2.0
U.S. Government Agency Obligations	1.3
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Short-Term Bond

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	9.9%
AAA	19.3
AA	2.5
A	21.5
BBB	42.7
BB	2.6
Below CCC	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	3.4%
U.S. Treasury Notes, 4.25%, 02/15/2028	2.5
U.S. Treasury Notes, 3.88%, 03/15/2028	1.8
Wells Fargo & Co., Fixed until 05/22/2027, 3.58%, 05/22/2028	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., Fixed until 06/09/2026, 1.46%, 06/09/2027	0.8
Barclays PLC, Fixed until 11/02/2025, 7.33%, 11/02/2026	0.8
Bank of America Corp., Fixed until 04/27/2027, 4.38%, 04/27/2028	0.8
Infor LLC, 1.75%, 07/15/2025	0.8
PNC Financial Services Group, Inc., Fixed until 01/21/2027, 5.30%, 01/21/2028	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class I

Semi-Annual Shareholder Report

Transamerica Short-Term Bond

Class I2

TSIWX

April 30, 2025

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$3,352,686,129
Number of Portfolio Holdings	345
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.97 years
DurationFootnote Reference†	1.89 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	63.8%
Asset-Backed Securities	13.8
Mortgage-Backed Securities	9.9
U.S. Government Obligations	8.5
Repurchase Agreements	2.0
U.S. Government Agency Obligations	1.3
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Short-Term Bond

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	9.9%
AAA	19.3
AA	2.5
A	21.5
BBB	42.7
BB	2.6
Below CCC	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	3.4%
U.S. Treasury Notes, 4.25%, 02/15/2028	2.5
U.S. Treasury Notes, 3.88%, 03/15/2028	1.8
Wells Fargo & Co., Fixed until 05/22/2027, 3.58%, 05/22/2028	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., Fixed until 06/09/2026, 1.46%, 06/09/2027	0.8
Barclays PLC, Fixed until 11/02/2025, 7.33%, 11/02/2026	0.8
Bank of America Corp., Fixed until 04/27/2027, 4.38%, 04/27/2028	0.8
Infor LLC, 1.75%, 07/15/2025	0.8
PNC Financial Services Group, Inc., Fixed until 01/21/2027, 5.30%, 01/21/2028	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class I2

Semi-Annual Shareholder Report

Transamerica Short-Term Bond

Class I3

TAAQX

April 30, 2025

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$3,352,686,129
Number of Portfolio Holdings	345
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.97 years
DurationFootnote Reference†	1.89 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	63.8%
Asset-Backed Securities	13.8
Mortgage-Backed Securities	9.9
U.S. Government Obligations	8.5
Repurchase Agreements	2.0
U.S. Government Agency Obligations	1.3
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Short-Term Bond

Class I3

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	9.9%
AAA	19.3
AA	2.5
A	21.5
BBB	42.7
BB	2.6
Below CCC	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	3.4%
U.S. Treasury Notes, 4.25%, 02/15/2028	2.5
U.S. Treasury Notes, 3.88%, 03/15/2028	1.8
Wells Fargo & Co., Fixed until 05/22/2027, 3.58%, 05/22/2028	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., Fixed until 06/09/2026, 1.46%, 06/09/2027	0.8
Barclays PLC, Fixed until 11/02/2025, 7.33%, 11/02/2026	0.8
Bank of America Corp., Fixed until 04/27/2027, 4.38%, 04/27/2028	0.8
Infor LLC, 1.75%, 07/15/2025	0.8
PNC Financial Services Group, Inc., Fixed until 01/21/2027, 5.30%, 01/21/2028	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class I3

Semi-Annual Shareholder Report

Transamerica Short-Term Bond

Class R

TAASX

April 30, 2025

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$46	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$3,352,686,129
Number of Portfolio Holdings	345
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.97 years
DurationFootnote Reference†	1.89 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	63.8%
Asset-Backed Securities	13.8
Mortgage-Backed Securities	9.9
U.S. Government Obligations	8.5
Repurchase Agreements	2.0
U.S. Government Agency Obligations	1.3
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Short-Term Bond

Class R

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	9.9%
AAA	19.3
AA	2.5
A	21.5
BBB	42.7
BB	2.6
Below CCC	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	3.4%
U.S. Treasury Notes, 4.25%, 02/15/2028	2.5
U.S. Treasury Notes, 3.88%, 03/15/2028	1.8
Wells Fargo & Co., Fixed until 05/22/2027, 3.58%, 05/22/2028	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., Fixed until 06/09/2026, 1.46%, 06/09/2027	0.8
Barclays PLC, Fixed until 11/02/2025, 7.33%, 11/02/2026	0.8
Bank of America Corp., Fixed until 04/27/2027, 4.38%, 04/27/2028	0.8
Infor LLC, 1.75%, 07/15/2025	0.8
PNC Financial Services Group, Inc., Fixed until 01/21/2027, 5.30%, 01/21/2028	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class R

Semi-Annual Shareholder Report

Transamerica Short-Term Bond

Class R4

TAAUX

April 30, 2025

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$3,352,686,129
Number of Portfolio Holdings	345
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.97 years
DurationFootnote Reference†	1.89 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	63.8%
Asset-Backed Securities	13.8
Mortgage-Backed Securities	9.9
U.S. Government Obligations	8.5
Repurchase Agreements	2.0
U.S. Government Agency Obligations	1.3
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Short-Term Bond

Class R4

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	9.9%
AAA	19.3
AA	2.5
A	21.5
BBB	42.7
BB	2.6
Below CCC	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	3.4%
U.S. Treasury Notes, 4.25%, 02/15/2028	2.5
U.S. Treasury Notes, 3.88%, 03/15/2028	1.8
Wells Fargo & Co., Fixed until 05/22/2027, 3.58%, 05/22/2028	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., Fixed until 06/09/2026, 1.46%, 06/09/2027	0.8
Barclays PLC, Fixed until 11/02/2025, 7.33%, 11/02/2026	0.8
Bank of America Corp., Fixed until 04/27/2027, 4.38%, 04/27/2028	0.8
Infor LLC, 1.75%, 07/15/2025	0.8
PNC Financial Services Group, Inc., Fixed until 01/21/2027, 5.30%, 01/21/2028	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class R4

Semi-Annual Shareholder Report

Transamerica Short-Term Bond

Class R6

TASTX

April 30, 2025

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$3,352,686,129
Number of Portfolio Holdings	345
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.97 years
DurationFootnote Reference†	1.89 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	63.8%
Asset-Backed Securities	13.8
Mortgage-Backed Securities	9.9
U.S. Government Obligations	8.5
Repurchase Agreements	2.0
U.S. Government Agency Obligations	1.3
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Short-Term Bond

Class R6

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	9.9%
AAA	19.3
AA	2.5
A	21.5
BBB	42.7
BB	2.6
Below CCC	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	3.4%
U.S. Treasury Notes, 4.25%, 02/15/2028	2.5
U.S. Treasury Notes, 3.88%, 03/15/2028	1.8
Wells Fargo & Co., Fixed until 05/22/2027, 3.58%, 05/22/2028	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., Fixed until 06/09/2026, 1.46%, 06/09/2027	0.8
Barclays PLC, Fixed until 11/02/2025, 7.33%, 11/02/2026	0.8
Bank of America Corp., Fixed until 04/27/2027, 4.38%, 04/27/2028	0.8
Infor LLC, 1.75%, 07/15/2025	0.8
PNC Financial Services Group, Inc., Fixed until 01/21/2027, 5.30%, 01/21/2028	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class R6

Semi-Annual Shareholder Report

Transamerica Small Cap Growth

Class A

ASGTX

April 30, 2025

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$83,766,123
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	26.9%
Industrials	23.0
Information Technology	15.4
Consumer Discretionary	11.1
Energy	9.2
Financials	7.1
Consumer Staples	5.1
Repurchase Agreements	2.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small Cap Growth

Class A

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.9%
Texas Roadhouse, Inc.	4.2
Casella Waste Systems, Inc., Class A	3.7
AAON, Inc.	3.5
ADMA Biologics, Inc.	3.4
HealthEquity, Inc.	3.4
Chemed Corp.	3.0
Paylocity Holding Corp.	3.0
Excelerate Energy, Inc., Class A	2.9
LeMaitre Vascular, Inc.	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class A

Semi-Annual Shareholder Report

Transamerica Small Cap Growth

Class C

CSGTX

April 30, 2025

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	2.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$83,766,123
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	26.9%
Industrials	23.0
Information Technology	15.4
Consumer Discretionary	11.1
Energy	9.2
Financials	7.1
Consumer Staples	5.1
Repurchase Agreements	2.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small Cap Growth

Class C

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.9%
Texas Roadhouse, Inc.	4.2
Casella Waste Systems, Inc., Class A	3.7
AAON, Inc.	3.5
ADMA Biologics, Inc.	3.4
HealthEquity, Inc.	3.4
Chemed Corp.	3.0
Paylocity Holding Corp.	3.0
Excelerate Energy, Inc., Class A	2.9
LeMaitre Vascular, Inc.	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class C

Semi-Annual Shareholder Report

Transamerica Small Cap Growth

Class I

ISCGX

April 30, 2025

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$83,766,123
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	26.9%
Industrials	23.0
Information Technology	15.4
Consumer Discretionary	11.1
Energy	9.2
Financials	7.1
Consumer Staples	5.1
Repurchase Agreements	2.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small Cap Growth

Class I

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.9%
Texas Roadhouse, Inc.	4.2
Casella Waste Systems, Inc., Class A	3.7
AAON, Inc.	3.5
ADMA Biologics, Inc.	3.4
HealthEquity, Inc.	3.4
Chemed Corp.	3.0
Paylocity Holding Corp.	3.0
Excelerate Energy, Inc., Class A	2.9
LeMaitre Vascular, Inc.	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class I

Semi-Annual Shareholder Report

Transamerica Small Cap Growth

Class I2

TSPIX

April 30, 2025

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$48	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$83,766,123
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	26.9%
Industrials	23.0
Information Technology	15.4
Consumer Discretionary	11.1
Energy	9.2
Financials	7.1
Consumer Staples	5.1
Repurchase Agreements	2.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small Cap Growth

Class I2

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.9%
Texas Roadhouse, Inc.	4.2
Casella Waste Systems, Inc., Class A	3.7
AAON, Inc.	3.5
ADMA Biologics, Inc.	3.4
HealthEquity, Inc.	3.4
Chemed Corp.	3.0
Paylocity Holding Corp.	3.0
Excelerate Energy, Inc., Class A	2.9
LeMaitre Vascular, Inc.	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class I2

Semi-Annual Shareholder Report

Transamerica Small Cap Growth

Class I3

TSPTX

April 30, 2025

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$48	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$83,766,123
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	26.9%
Industrials	23.0
Information Technology	15.4
Consumer Discretionary	11.1
Energy	9.2
Financials	7.1
Consumer Staples	5.1
Repurchase Agreements	2.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small Cap Growth

Class I3

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.9%
Texas Roadhouse, Inc.	4.2
Casella Waste Systems, Inc., Class A	3.7
AAON, Inc.	3.5
ADMA Biologics, Inc.	3.4
HealthEquity, Inc.	3.4
Chemed Corp.	3.0
Paylocity Holding Corp.	3.0
Excelerate Energy, Inc., Class A	2.9
LeMaitre Vascular, Inc.	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class I3

Semi-Annual Shareholder Report

Transamerica Small Cap Growth

Class R

TSPRX

April 30, 2025

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$72	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$83,766,123
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	26.9%
Industrials	23.0
Information Technology	15.4
Consumer Discretionary	11.1
Energy	9.2
Financials	7.1
Consumer Staples	5.1
Repurchase Agreements	2.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small Cap Growth

Class R

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.9%
Texas Roadhouse, Inc.	4.2
Casella Waste Systems, Inc., Class A	3.7
AAON, Inc.	3.5
ADMA Biologics, Inc.	3.4
HealthEquity, Inc.	3.4
Chemed Corp.	3.0
Paylocity Holding Corp.	3.0
Excelerate Energy, Inc., Class A	2.9
LeMaitre Vascular, Inc.	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class R

Semi-Annual Shareholder Report

Transamerica Small Cap Growth

Class R4

TSPFX

April 30, 2025

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$56	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$83,766,123
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	26.9%
Industrials	23.0
Information Technology	15.4
Consumer Discretionary	11.1
Energy	9.2
Financials	7.1
Consumer Staples	5.1
Repurchase Agreements	2.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small Cap Growth

Class R4

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.9%
Texas Roadhouse, Inc.	4.2
Casella Waste Systems, Inc., Class A	3.7
AAON, Inc.	3.5
ADMA Biologics, Inc.	3.4
HealthEquity, Inc.	3.4
Chemed Corp.	3.0
Paylocity Holding Corp.	3.0
Excelerate Energy, Inc., Class A	2.9
LeMaitre Vascular, Inc.	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class R4

Semi-Annual Shareholder Report

Transamerica Small Cap Growth

Class R6

RTSGX

April 30, 2025

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$83,766,123
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	26.9%
Industrials	23.0
Information Technology	15.4
Consumer Discretionary	11.1
Energy	9.2
Financials	7.1
Consumer Staples	5.1
Repurchase Agreements	2.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small Cap Growth

Class R6

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.9%
Texas Roadhouse, Inc.	4.2
Casella Waste Systems, Inc., Class A	3.7
AAON, Inc.	3.5
ADMA Biologics, Inc.	3.4
HealthEquity, Inc.	3.4
Chemed Corp.	3.0
Paylocity Holding Corp.	3.0
Excelerate Energy, Inc., Class A	2.9
LeMaitre Vascular, Inc.	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class R6

Semi-Annual Shareholder Report

Transamerica Small Cap Value

Class A

TSLAX

April 30, 2025

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$73,325,580
Number of Portfolio Holdings	155
Portfolio Turnover Rate	22%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.5%
Industrials	19.2
Consumer Discretionary	11.6
Information Technology	10.2
Health Care	10.0
Real Estate	7.5
Energy	6.1
Materials	3.0
Consumer Staples	2.9
Utilities	2.9
Communication Services	1.9
Repurchase Agreements	1.1
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small Cap Value

Class A

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.0%
Northwestern Energy Group, Inc.	2.0
Magnolia Oil & Gas Corp., Class A	1.9
EMCOR Group, Inc.	1.8
OSI Systems, Inc.	1.8
Webster Financial Corp.	1.6
Encompass Health Corp.	1.5
Atlantic Union Bankshares Corp.	1.5
Stride, Inc.	1.5
WaFd, Inc.	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class A

Semi-Annual Shareholder Report

Transamerica Small Cap Value

Class C

TSLCX

April 30, 2025

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	2.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$73,325,580
Number of Portfolio Holdings	155
Portfolio Turnover Rate	22%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.5%
Industrials	19.2
Consumer Discretionary	11.6
Information Technology	10.2
Health Care	10.0
Real Estate	7.5
Energy	6.1
Materials	3.0
Consumer Staples	2.9
Utilities	2.9
Communication Services	1.9
Repurchase Agreements	1.1
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small Cap Value

Class C

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.0%
Northwestern Energy Group, Inc.	2.0
Magnolia Oil & Gas Corp., Class A	1.9
EMCOR Group, Inc.	1.8
OSI Systems, Inc.	1.8
Webster Financial Corp.	1.6
Encompass Health Corp.	1.5
Atlantic Union Bankshares Corp.	1.5
Stride, Inc.	1.5
WaFd, Inc.	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class C

Semi-Annual Shareholder Report

Transamerica Small Cap Value

Class I

TSLIX

April 30, 2025

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$73,325,580
Number of Portfolio Holdings	155
Portfolio Turnover Rate	22%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.5%
Industrials	19.2
Consumer Discretionary	11.6
Information Technology	10.2
Health Care	10.0
Real Estate	7.5
Energy	6.1
Materials	3.0
Consumer Staples	2.9
Utilities	2.9
Communication Services	1.9
Repurchase Agreements	1.1
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small Cap Value

Class I

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.0%
Northwestern Energy Group, Inc.	2.0
Magnolia Oil & Gas Corp., Class A	1.9
EMCOR Group, Inc.	1.8
OSI Systems, Inc.	1.8
Webster Financial Corp.	1.6
Encompass Health Corp.	1.5
Atlantic Union Bankshares Corp.	1.5
Stride, Inc.	1.5
WaFd, Inc.	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class I

Semi-Annual Shareholder Report

Transamerica Small Cap Value

Class I2

Ticker: N/A

April 30, 2025

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$42	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$73,325,580
Number of Portfolio Holdings	155
Portfolio Turnover Rate	22%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.5%
Industrials	19.2
Consumer Discretionary	11.6
Information Technology	10.2
Health Care	10.0
Real Estate	7.5
Energy	6.1
Materials	3.0
Consumer Staples	2.9
Utilities	2.9
Communication Services	1.9
Repurchase Agreements	1.1
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small Cap Value

Class I2

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.0%
Northwestern Energy Group, Inc.	2.0
Magnolia Oil & Gas Corp., Class A	1.9
EMCOR Group, Inc.	1.8
OSI Systems, Inc.	1.8
Webster Financial Corp.	1.6
Encompass Health Corp.	1.5
Atlantic Union Bankshares Corp.	1.5
Stride, Inc.	1.5
WaFd, Inc.	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class I2

Semi-Annual Shareholder Report

Transamerica Small Cap Value

Class I3

TSLTX

April 30, 2025

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$42	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$73,325,580
Number of Portfolio Holdings	155
Portfolio Turnover Rate	22%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.5%
Industrials	19.2
Consumer Discretionary	11.6
Information Technology	10.2
Health Care	10.0
Real Estate	7.5
Energy	6.1
Materials	3.0
Consumer Staples	2.9
Utilities	2.9
Communication Services	1.9
Repurchase Agreements	1.1
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small Cap Value

Class I3

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.0%
Northwestern Energy Group, Inc.	2.0
Magnolia Oil & Gas Corp., Class A	1.9
EMCOR Group, Inc.	1.8
OSI Systems, Inc.	1.8
Webster Financial Corp.	1.6
Encompass Health Corp.	1.5
Atlantic Union Bankshares Corp.	1.5
Stride, Inc.	1.5
WaFd, Inc.	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class I3

Semi-Annual Shareholder Report

Transamerica Small Cap Value

Class R

TRSLX

April 30, 2025

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$73,325,580
Number of Portfolio Holdings	155
Portfolio Turnover Rate	22%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.5%
Industrials	19.2
Consumer Discretionary	11.6
Information Technology	10.2
Health Care	10.0
Real Estate	7.5
Energy	6.1
Materials	3.0
Consumer Staples	2.9
Utilities	2.9
Communication Services	1.9
Repurchase Agreements	1.1
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small Cap Value

Class R

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.0%
Northwestern Energy Group, Inc.	2.0
Magnolia Oil & Gas Corp., Class A	1.9
EMCOR Group, Inc.	1.8
OSI Systems, Inc.	1.8
Webster Financial Corp.	1.6
Encompass Health Corp.	1.5
Atlantic Union Bankshares Corp.	1.5
Stride, Inc.	1.5
WaFd, Inc.	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class R

Semi-Annual Shareholder Report

Transamerica Small Cap Value

Class R4

TSLFX

April 30, 2025

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$52	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$73,325,580
Number of Portfolio Holdings	155
Portfolio Turnover Rate	22%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.5%
Industrials	19.2
Consumer Discretionary	11.6
Information Technology	10.2
Health Care	10.0
Real Estate	7.5
Energy	6.1
Materials	3.0
Consumer Staples	2.9
Utilities	2.9
Communication Services	1.9
Repurchase Agreements	1.1
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small Cap Value

Class R4

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.0%
Northwestern Energy Group, Inc.	2.0
Magnolia Oil & Gas Corp., Class A	1.9
EMCOR Group, Inc.	1.8
OSI Systems, Inc.	1.8
Webster Financial Corp.	1.6
Encompass Health Corp.	1.5
Atlantic Union Bankshares Corp.	1.5
Stride, Inc.	1.5
WaFd, Inc.	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class R4

Semi-Annual Shareholder Report

Transamerica Small Cap Value

Class R6

TSLRX

April 30, 2025

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$73,325,580
Number of Portfolio Holdings	155
Portfolio Turnover Rate	22%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.5%
Industrials	19.2
Consumer Discretionary	11.6
Information Technology	10.2
Health Care	10.0
Real Estate	7.5
Energy	6.1
Materials	3.0
Consumer Staples	2.9
Utilities	2.9
Communication Services	1.9
Repurchase Agreements	1.1
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small Cap Value

Class R6

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.0%
Northwestern Energy Group, Inc.	2.0
Magnolia Oil & Gas Corp., Class A	1.9
EMCOR Group, Inc.	1.8
OSI Systems, Inc.	1.8
Webster Financial Corp.	1.6
Encompass Health Corp.	1.5
Atlantic Union Bankshares Corp.	1.5
Stride, Inc.	1.5
WaFd, Inc.	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class R6

Semi-Annual Shareholder Report

Transamerica Small/Mid Cap Value

Class A

IIVAX

April 30, 2025

Fund Overview

Transamerica Small/Mid Cap Value (the "Fund") seeks to maximize total return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$609,652,953
Number of Portfolio Holdings	216
Portfolio Turnover Rate	23%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.4%
Industrials	14.5
Health Care	13.8
Consumer Staples	9.5
Communication Services	7.5
Information Technology	6.6
Materials	6.3
Consumer Discretionary	6.0
Utilities	5.8
Energy	5.7
Real Estate	4.4
Repurchase Agreements	4.7
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small/Mid Cap Value

Class A

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Huntington Ingalls Industries, Inc.	1.5
Dominion Energy, Inc.	1.5
Jazz Pharmaceuticals PLC	1.5
Kraft Heinz Co.	1.4
Commercial Metals Co.	1.3
Archer-Daniels-Midland Co.	1.3
Mosaic Co.	1.3
Evergy, Inc.	1.3
Perrigo Co. PLC	1.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value

Class A

Semi-Annual Shareholder Report

Transamerica Small/Mid Cap Value

Class C

IIVLX

April 30, 2025

Fund Overview

Transamerica Small/Mid Cap Value (the "Fund") seeks to maximize total return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$609,652,953
Number of Portfolio Holdings	216
Portfolio Turnover Rate	23%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.4%
Industrials	14.5
Health Care	13.8
Consumer Staples	9.5
Communication Services	7.5
Information Technology	6.6
Materials	6.3
Consumer Discretionary	6.0
Utilities	5.8
Energy	5.7
Real Estate	4.4
Repurchase Agreements	4.7
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small/Mid Cap Value

Class C

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Huntington Ingalls Industries, Inc.	1.5
Dominion Energy, Inc.	1.5
Jazz Pharmaceuticals PLC	1.5
Kraft Heinz Co.	1.4
Commercial Metals Co.	1.3
Archer-Daniels-Midland Co.	1.3
Mosaic Co.	1.3
Evergy, Inc.	1.3
Perrigo Co. PLC	1.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value

Class C

Semi-Annual Shareholder Report

Transamerica Small/Mid Cap Value

Class I

TSVIX

April 30, 2025

Fund Overview

Transamerica Small/Mid Cap Value (the "Fund") seeks to maximize total return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$609,652,953
Number of Portfolio Holdings	216
Portfolio Turnover Rate	23%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.4%
Industrials	14.5
Health Care	13.8
Consumer Staples	9.5
Communication Services	7.5
Information Technology	6.6
Materials	6.3
Consumer Discretionary	6.0
Utilities	5.8
Energy	5.7
Real Estate	4.4
Repurchase Agreements	4.7
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small/Mid Cap Value

Class I

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Huntington Ingalls Industries, Inc.	1.5
Dominion Energy, Inc.	1.5
Jazz Pharmaceuticals PLC	1.5
Kraft Heinz Co.	1.4
Commercial Metals Co.	1.3
Archer-Daniels-Midland Co.	1.3
Mosaic Co.	1.3
Evergy, Inc.	1.3
Perrigo Co. PLC	1.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value

Class I

Semi-Annual Shareholder Report

Transamerica Small/Mid Cap Value

Class I2

TSMVX

April 30, 2025

Fund Overview

Transamerica Small/Mid Cap Value (the "Fund") seeks to maximize total return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$39	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$609,652,953
Number of Portfolio Holdings	216
Portfolio Turnover Rate	23%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.4%
Industrials	14.5
Health Care	13.8
Consumer Staples	9.5
Communication Services	7.5
Information Technology	6.6
Materials	6.3
Consumer Discretionary	6.0
Utilities	5.8
Energy	5.7
Real Estate	4.4
Repurchase Agreements	4.7
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small/Mid Cap Value

Class I2

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Huntington Ingalls Industries, Inc.	1.5
Dominion Energy, Inc.	1.5
Jazz Pharmaceuticals PLC	1.5
Kraft Heinz Co.	1.4
Commercial Metals Co.	1.3
Archer-Daniels-Midland Co.	1.3
Mosaic Co.	1.3
Evergy, Inc.	1.3
Perrigo Co. PLC	1.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value

Class I2

Semi-Annual Shareholder Report

Transamerica Small/Mid Cap Value

Class R6

TASMX

April 30, 2025

Fund Overview

Transamerica Small/Mid Cap Value (the "Fund") seeks to maximize total return. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$609,652,953
Number of Portfolio Holdings	216
Portfolio Turnover Rate	23%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.4%
Industrials	14.5
Health Care	13.8
Consumer Staples	9.5
Communication Services	7.5
Information Technology	6.6
Materials	6.3
Consumer Discretionary	6.0
Utilities	5.8
Energy	5.7
Real Estate	4.4
Repurchase Agreements	4.7
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Small/Mid Cap Value

Class R6

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Huntington Ingalls Industries, Inc.	1.5
Dominion Energy, Inc.	1.5
Jazz Pharmaceuticals PLC	1.5
Kraft Heinz Co.	1.4
Commercial Metals Co.	1.3
Archer-Daniels-Midland Co.	1.3
Mosaic Co.	1.3
Evergy, Inc.	1.3
Perrigo Co. PLC	1.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value

Class R6

Semi-Annual Shareholder Report

Transamerica Strategic Income

(formerly, Transamerica Unconstrained Bond)

Class A

TUNAX

April 30, 2025

Fund Overview

Transamerica Strategic Income (the "Fund") seeks to provide a high level of current income with long-term capital appreciation as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$214,137,701
Number of Portfolio Holdings	819
Portfolio Turnover Rate	47%
Average MaturityFootnote Reference§	8.16 years
DurationFootnote Reference†	3.83 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	46.6%
Loan Assignments	17.9
U.S. Government Agency Obligations	15.7
Short-Term Investment Companies	7.7
Short-Term U.S. Government Obligations	4.9
Asset-Backed Securities	4.7
Other Investment Company	4.4
U.S. Government Obligations	2.8
Preferred Stocks	0.7
Foreign Government Obligations	0.4
Common Stocks	0.2
Convertible Bonds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Strategic Income

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	23.6%
AAA	0.1
AA	1.1
A	6.7
BBB	17.8
BB	18.7
B	22.6
CCC	2.8
Below CCC	0.3
NR (Not Rated)	0.9
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, 4.29%, 12/31/2030	7.7%
Federal National Mortgage Association, 2.50%, 02/01/2038	2.7
Federal National Mortgage Association, 2.50%, 02/01/2052	2.6
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.9
U.S. Treasury Bills, 4.24%, 07/24/2025	1.8
Federal National Mortgage Association, 2.50%, 04/01/2037	1.4
U.S. Treasury Bills, 4.22%, 09/11/2025	1.0
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR + 3.85%, 8.17%, 04/26/2038	1.0
Federal Home Loan Mortgage Corp., 3.00%, 09/01/2052	1.0
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR + 3.05%, 7.37%, 08/20/2034	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Strategic Income

Class A

Semi-Annual Shareholder Report

Transamerica Strategic Income

(formerly, Transamerica Unconstrained Bond)

Class I

TUNIX

April 30, 2025

Fund Overview

Transamerica Strategic Income (the "Fund") seeks to provide a high level of current income with long-term capital appreciation as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$214,137,701
Number of Portfolio Holdings	819
Portfolio Turnover Rate	47%
Average MaturityFootnote Reference§	8.16 years
DurationFootnote Reference†	3.83 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	46.6%
Loan Assignments	17.9
U.S. Government Agency Obligations	15.7
Short-Term Investment Companies	7.7
Short-Term U.S. Government Obligations	4.9
Asset-Backed Securities	4.7
Other Investment Company	4.4
U.S. Government Obligations	2.8
Preferred Stocks	0.7
Foreign Government Obligations	0.4
Common Stocks	0.2
Convertible Bonds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Strategic Income

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	23.6%
AAA	0.1
AA	1.1
A	6.7
BBB	17.8
BB	18.7
B	22.6
CCC	2.8
Below CCC	0.3
NR (Not Rated)	0.9
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, 4.29%, 12/31/2030	7.7%
Federal National Mortgage Association, 2.50%, 02/01/2038	2.7
Federal National Mortgage Association, 2.50%, 02/01/2052	2.6
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.9
U.S. Treasury Bills, 4.24%, 07/24/2025	1.8
Federal National Mortgage Association, 2.50%, 04/01/2037	1.4
U.S. Treasury Bills, 4.22%, 09/11/2025	1.0
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR + 3.85%, 8.17%, 04/26/2038	1.0
Federal Home Loan Mortgage Corp., 3.00%, 09/01/2052	1.0
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR + 3.05%, 7.37%, 08/20/2034	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Strategic Income

Class I

Semi-Annual Shareholder Report

Transamerica Strategic Income

(formerly, Transamerica Unconstrained Bond)

Class I2

Ticker: N/A

April 30, 2025

Fund Overview

Transamerica Strategic Income (the "Fund") seeks to provide a high level of current income with long-term capital appreciation as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$35	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$214,137,701
Number of Portfolio Holdings	819
Portfolio Turnover Rate	47%
Average MaturityFootnote Reference§	8.16 years
DurationFootnote Reference†	3.83 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	46.6%
Loan Assignments	17.9
U.S. Government Agency Obligations	15.7
Short-Term Investment Companies	7.7
Short-Term U.S. Government Obligations	4.9
Asset-Backed Securities	4.7
Other Investment Company	4.4
U.S. Government Obligations	2.8
Preferred Stocks	0.7
Foreign Government Obligations	0.4
Common Stocks	0.2
Convertible Bonds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Strategic Income

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	23.6%
AAA	0.1
AA	1.1
A	6.7
BBB	17.8
BB	18.7
B	22.6
CCC	2.8
Below CCC	0.3
NR (Not Rated)	0.9
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, 4.29%, 12/31/2030	7.7%
Federal National Mortgage Association, 2.50%, 02/01/2038	2.7
Federal National Mortgage Association, 2.50%, 02/01/2052	2.6
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.9
U.S. Treasury Bills, 4.24%, 07/24/2025	1.8
Federal National Mortgage Association, 2.50%, 04/01/2037	1.4
U.S. Treasury Bills, 4.22%, 09/11/2025	1.0
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR + 3.85%, 8.17%, 04/26/2038	1.0
Federal Home Loan Mortgage Corp., 3.00%, 09/01/2052	1.0
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR + 3.05%, 7.37%, 08/20/2034	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Strategic Income

Class I2

Semi-Annual Shareholder Report

Transamerica Sustainable Equity Income

Class A

TDFAX

April 30, 2025

Fund Overview

Transamerica Sustainable Equity Income (the "Fund") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$180,852,978
Number of Portfolio Holdings	47
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.8%
Industrials	19.5
Information Technology	15.3
Health Care	14.5
Consumer Staples	7.3
Materials	6.2
Real Estate	4.2
Consumer Discretionary	4.0
Communication Services	2.9
Energy	1.5
Utilities	1.3
Repurchase Agreements	0.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Sustainable Equity Income

Class A

Top Holdings (Percentage of Net Assets)

CME Group, Inc.	4.5%
Gilead Sciences, Inc.	4.2
Cisco Systems, Inc.	3.9
Republic Services, Inc.	3.8
Colgate-Palmolive Co.	3.7
MetLife, Inc.	3.5
Quest Diagnostics, Inc.	3.0
Automatic Data Processing, Inc.	2.8
Home Depot, Inc.	2.8
Texas Instruments, Inc.	2.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Equity Income

Class A

Semi-Annual Shareholder Report

Transamerica Sustainable Equity Income

Class C

TDFCX

April 30, 2025

Fund Overview

Transamerica Sustainable Equity Income (the "Fund") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$180,852,978
Number of Portfolio Holdings	47
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.8%
Industrials	19.5
Information Technology	15.3
Health Care	14.5
Consumer Staples	7.3
Materials	6.2
Real Estate	4.2
Consumer Discretionary	4.0
Communication Services	2.9
Energy	1.5
Utilities	1.3
Repurchase Agreements	0.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Sustainable Equity Income

Class C

Top Holdings (Percentage of Net Assets)

CME Group, Inc.	4.5%
Gilead Sciences, Inc.	4.2
Cisco Systems, Inc.	3.9
Republic Services, Inc.	3.8
Colgate-Palmolive Co.	3.7
MetLife, Inc.	3.5
Quest Diagnostics, Inc.	3.0
Automatic Data Processing, Inc.	2.8
Home Depot, Inc.	2.8
Texas Instruments, Inc.	2.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Equity Income

Class C

Semi-Annual Shareholder Report

Transamerica Sustainable Equity Income

Class I

TDFIX

April 30, 2025

Fund Overview

Transamerica Sustainable Equity Income (the "Fund") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$180,852,978
Number of Portfolio Holdings	47
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.8%
Industrials	19.5
Information Technology	15.3
Health Care	14.5
Consumer Staples	7.3
Materials	6.2
Real Estate	4.2
Consumer Discretionary	4.0
Communication Services	2.9
Energy	1.5
Utilities	1.3
Repurchase Agreements	0.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Sustainable Equity Income

Class I

Top Holdings (Percentage of Net Assets)

CME Group, Inc.	4.5%
Gilead Sciences, Inc.	4.2
Cisco Systems, Inc.	3.9
Republic Services, Inc.	3.8
Colgate-Palmolive Co.	3.7
MetLife, Inc.	3.5
Quest Diagnostics, Inc.	3.0
Automatic Data Processing, Inc.	2.8
Home Depot, Inc.	2.8
Texas Instruments, Inc.	2.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Equity Income

Class I

Semi-Annual Shareholder Report

Transamerica Sustainable Equity Income

Class I2

TRDIX

April 30, 2025

Fund Overview

Transamerica Sustainable Equity Income (the "Fund") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$38	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$180,852,978
Number of Portfolio Holdings	47
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.8%
Industrials	19.5
Information Technology	15.3
Health Care	14.5
Consumer Staples	7.3
Materials	6.2
Real Estate	4.2
Consumer Discretionary	4.0
Communication Services	2.9
Energy	1.5
Utilities	1.3
Repurchase Agreements	0.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Sustainable Equity Income

Class I2

Top Holdings (Percentage of Net Assets)

CME Group, Inc.	4.5%
Gilead Sciences, Inc.	4.2
Cisco Systems, Inc.	3.9
Republic Services, Inc.	3.8
Colgate-Palmolive Co.	3.7
MetLife, Inc.	3.5
Quest Diagnostics, Inc.	3.0
Automatic Data Processing, Inc.	2.8
Home Depot, Inc.	2.8
Texas Instruments, Inc.	2.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Equity Income

Class I2

Semi-Annual Shareholder Report

Transamerica Sustainable Equity Income

Class R6

TADFX

April 30, 2025

Fund Overview

Transamerica Sustainable Equity Income (the "Fund") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$180,852,978
Number of Portfolio Holdings	47
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.8%
Industrials	19.5
Information Technology	15.3
Health Care	14.5
Consumer Staples	7.3
Materials	6.2
Real Estate	4.2
Consumer Discretionary	4.0
Communication Services	2.9
Energy	1.5
Utilities	1.3
Repurchase Agreements	0.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Sustainable Equity Income

Class R6

Top Holdings (Percentage of Net Assets)

CME Group, Inc.	4.5%
Gilead Sciences, Inc.	4.2
Cisco Systems, Inc.	3.9
Republic Services, Inc.	3.8
Colgate-Palmolive Co.	3.7
MetLife, Inc.	3.5
Quest Diagnostics, Inc.	3.0
Automatic Data Processing, Inc.	2.8
Home Depot, Inc.	2.8
Texas Instruments, Inc.	2.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Equity Income

Class R6

Semi-Annual Shareholder Report

Transamerica Sustainable Growth Equity

Class A

TSGDX

April 30, 2025

Fund Overview

Transamerica Sustainable Growth Equity (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$7,715,598
Number of Portfolio Holdings	33
Portfolio Turnover Rate	17%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	43.5%
Industrials	12.8
Financials	11.1
Health Care	10.8
Communication Services	10.2
Consumer Discretionary	7.2
Consumer Staples	2.2
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Sustainable Growth Equity

Class A

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	10.8%
Apple, Inc.	9.3
NVIDIA Corp.	9.1
Amazon.com, Inc.	7.2
Ascendis Pharma AS, ADR	4.5
Visa, Inc., Class A	4.4
Axon Enterprise, Inc.	3.8
Alphabet, Inc., Class C	3.5
Alphabet, Inc., Class A	3.5
TransDigm Group, Inc.	3.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Growth Equity

Class A

Semi-Annual Shareholder Report

Transamerica Sustainable Growth Equity

Class R6

TSGMX

April 30, 2025

Fund Overview

Transamerica Sustainable Growth Equity (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$7,715,598
Number of Portfolio Holdings	33
Portfolio Turnover Rate	17%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	43.5%
Industrials	12.8
Financials	11.1
Health Care	10.8
Communication Services	10.2
Consumer Discretionary	7.2
Consumer Staples	2.2
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Sustainable Growth Equity

Class R6

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	10.8%
Apple, Inc.	9.3
NVIDIA Corp.	9.1
Amazon.com, Inc.	7.2
Ascendis Pharma AS, ADR	4.5
Visa, Inc., Class A	4.4
Axon Enterprise, Inc.	3.8
Alphabet, Inc., Class C	3.5
Alphabet, Inc., Class A	3.5
TransDigm Group, Inc.	3.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Growth Equity

Class R6

Semi-Annual Shareholder Report

Transamerica UltraShort Bond

Class A

TUSBX

April 30, 2025

Fund Overview

Transamerica UltraShort Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$30,408,754
Number of Portfolio Holdings	121
Portfolio Turnover Rate	25%
Average MaturityFootnote Reference§	0.60 years
DurationFootnote Reference†	0.51 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	36.9%
Commercial Paper	36.1
Asset-Backed Securities	20.4
Short-Term U.S. Government Obligation	4.0
Repurchase Agreements	2.0
Mortgage-Backed Securities	1.7
Net Other Assets (Liabilities)Footnote Reference^	(1.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica UltraShort Bond

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	4.0%
AAA	18.3
AA	2.9
A	16.6
BBB	21.5
NR (Not Rated)	36.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.07%, 02/19/2026	4.0%
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31%, 03/15/2028	2.0
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37%, 10/17/2033	1.9
WEC Energy Group, Inc., 4.69%, 05/15/2025	1.7
Liberty Street Funding LLC, 4.68%, 05/19/2025	1.6
EIDP, Inc., 4.62%, 05/27/2025	1.6
Siemens Capital Co. LLC, 4.41%, 05/30/2025	1.6
Manhattan Asset Funding Co. LLC, 4.48%, 06/04/2025	1.6
Britannia Funding Co. LLC, 4.49%, 06/04/2025	1.6
Mont Blanc Capital Corp., 4.49%, 06/05/2025	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica UltraShort Bond

Class A

Semi-Annual Shareholder Report

Transamerica UltraShort Bond

Class I

TUSFX

April 30, 2025

Fund Overview

Transamerica UltraShort Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$30,408,754
Number of Portfolio Holdings	121
Portfolio Turnover Rate	25%
Average MaturityFootnote Reference§	0.60 years
DurationFootnote Reference†	0.51 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	36.9%
Commercial Paper	36.1
Asset-Backed Securities	20.4
Short-Term U.S. Government Obligation	4.0
Repurchase Agreements	2.0
Mortgage-Backed Securities	1.7
Net Other Assets (Liabilities)Footnote Reference^	(1.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica UltraShort Bond

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	4.0%
AAA	18.3
AA	2.9
A	16.6
BBB	21.5
NR (Not Rated)	36.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.07%, 02/19/2026	4.0%
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31%, 03/15/2028	2.0
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37%, 10/17/2033	1.9
WEC Energy Group, Inc., 4.69%, 05/15/2025	1.7
Liberty Street Funding LLC, 4.68%, 05/19/2025	1.6
EIDP, Inc., 4.62%, 05/27/2025	1.6
Siemens Capital Co. LLC, 4.41%, 05/30/2025	1.6
Manhattan Asset Funding Co. LLC, 4.48%, 06/04/2025	1.6
Britannia Funding Co. LLC, 4.49%, 06/04/2025	1.6
Mont Blanc Capital Corp., 4.49%, 06/05/2025	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica UltraShort Bond

Class I

Semi-Annual Shareholder Report

Transamerica US Growth

Class A

TADAX

April 30, 2025

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$2,369,813,154
Number of Portfolio Holdings	62
Portfolio Turnover Rate	20%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.1%
Communication Services	16.2
Consumer Discretionary	12.3
Health Care	8.6
Financials	8.4
Industrials	3.4
Consumer Staples	2.8
Real Estate	1.7
Materials	1.6
Energy	0.3
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica US Growth

Class A

Top Holdings (Percentage of Net Assets)

Apple, Inc.	8.2%
NVIDIA Corp.	7.9
Microsoft Corp.	7.0
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.0
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.4
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	3.4
Netflix, Inc.	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class A

Semi-Annual Shareholder Report

Transamerica US Growth

Class C

TADCX

April 30, 2025

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$2,369,813,154
Number of Portfolio Holdings	62
Portfolio Turnover Rate	20%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.1%
Communication Services	16.2
Consumer Discretionary	12.3
Health Care	8.6
Financials	8.4
Industrials	3.4
Consumer Staples	2.8
Real Estate	1.7
Materials	1.6
Energy	0.3
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica US Growth

Class C

Top Holdings (Percentage of Net Assets)

Apple, Inc.	8.2%
NVIDIA Corp.	7.9
Microsoft Corp.	7.0
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.0
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.4
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	3.4
Netflix, Inc.	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class C

Semi-Annual Shareholder Report

Transamerica US Growth

Class I

TDEIX

April 30, 2025

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$2,369,813,154
Number of Portfolio Holdings	62
Portfolio Turnover Rate	20%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.1%
Communication Services	16.2
Consumer Discretionary	12.3
Health Care	8.6
Financials	8.4
Industrials	3.4
Consumer Staples	2.8
Real Estate	1.7
Materials	1.6
Energy	0.3
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica US Growth

Class I

Top Holdings (Percentage of Net Assets)

Apple, Inc.	8.2%
NVIDIA Corp.	7.9
Microsoft Corp.	7.0
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.0
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.4
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	3.4
Netflix, Inc.	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class I

Semi-Annual Shareholder Report

Transamerica US Growth

Class I2

Ticker: N/A

April 30, 2025

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$2,369,813,154
Number of Portfolio Holdings	62
Portfolio Turnover Rate	20%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.1%
Communication Services	16.2
Consumer Discretionary	12.3
Health Care	8.6
Financials	8.4
Industrials	3.4
Consumer Staples	2.8
Real Estate	1.7
Materials	1.6
Energy	0.3
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica US Growth

Class I2

Top Holdings (Percentage of Net Assets)

Apple, Inc.	8.2%
NVIDIA Corp.	7.9
Microsoft Corp.	7.0
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.0
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.4
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	3.4
Netflix, Inc.	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class I2

Semi-Annual Shareholder Report

Transamerica US Growth

Class R6

TAGHX

April 30, 2025

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$2,369,813,154
Number of Portfolio Holdings	62
Portfolio Turnover Rate	20%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.1%
Communication Services	16.2
Consumer Discretionary	12.3
Health Care	8.6
Financials	8.4
Industrials	3.4
Consumer Staples	2.8
Real Estate	1.7
Materials	1.6
Energy	0.3
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica US Growth

Class R6

Top Holdings (Percentage of Net Assets)

Apple, Inc.	8.2%
NVIDIA Corp.	7.9
Microsoft Corp.	7.0
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.0
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.4
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	3.4
Netflix, Inc.	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class R6

Semi-Annual Shareholder Report

Transamerica US Growth

Class T

TWMTX

April 30, 2025

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$2,369,813,154
Number of Portfolio Holdings	62
Portfolio Turnover Rate	20%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.1%
Communication Services	16.2
Consumer Discretionary	12.3
Health Care	8.6
Financials	8.4
Industrials	3.4
Consumer Staples	2.8
Real Estate	1.7
Materials	1.6
Energy	0.3
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica US Growth

Class T

Top Holdings (Percentage of Net Assets)

Apple, Inc.	8.2%
NVIDIA Corp.	7.9
Microsoft Corp.	7.0
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.0
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.4
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	3.4
Netflix, Inc.	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class T

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	The Schedules of Investments are included within the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Balanced II
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Balanced II

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 60.5%
Aerospace & Defense - 1.4%
Howmet Aerospace, Inc.	2,326	$ 322,337
RTX Corp.	1,848	233,088
Textron, Inc.	1,181	83,107
TransDigm Group, Inc.	177	250,114
		888,646
Air Freight & Logistics - 0.4%
FedEx Corp.	401	84,342
United Parcel Service, Inc., Class B	1,723	164,202
		248,544
Automobile Components - 0.0% *
Aptiv PLC (A)	549	31,326
Automobiles - 1.0%
Tesla, Inc. (A)	2,239	631,756
Banks - 2.1%
Bank of America Corp.	11,037	440,156
Citigroup, Inc.	2,395	163,770
Fifth Third Bancorp	4,087	146,887
Truist Financial Corp.	3,768	144,465
U.S. Bancorp	2,810	113,355
Wells Fargo & Co.	5,670	402,627
		1,411,260
Beverages - 1.3%
Coca-Cola Co.	3,636	263,792
Keurig Dr. Pepper, Inc.	5,824	201,452
PepsiCo, Inc.	2,878	390,199
		855,443
Biotechnology - 1.4%
AbbVie, Inc.	2,664	519,746
Neurocrine Biosciences, Inc. (A)	262	28,215
Regeneron Pharmaceuticals, Inc.	275	164,659
Sarepta Therapeutics, Inc. (A)	127	7,925
Vertex Pharmaceuticals, Inc. (A)	386	196,667
		917,212
Broadline Retail - 2.5%
Amazon.com, Inc. (A)	8,925	1,645,948
Building Products - 1.0%
Carrier Global Corp.	2,666	166,732
Masco Corp.	1,463	88,672
Trane Technologies PLC	1,035	396,726
		652,130
Capital Markets - 1.3%
Ameriprise Financial, Inc.	324	152,610
Charles Schwab Corp.	2,929	238,421
CME Group, Inc.	746	206,702
Goldman Sachs Group, Inc.	373	204,236
Raymond James Financial, Inc.	353	48,375
		850,344
Chemicals - 1.0%
Dow, Inc.	1,674	51,207
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Linde PLC	773	$ 350,347
LyondellBasell Industries NV, Class A	1,161	67,582
PPG Industries, Inc.	950	103,417
Sherwin-Williams Co.	149	52,585
		625,138
Communications Equipment - 0.2%
Arista Networks, Inc. (A)	1,020	83,915
Motorola Solutions, Inc.	141	62,095
		146,010
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	132	69,165
Consumer Finance - 0.3%
American Express Co.	580	154,518
Capital One Financial Corp.	323	58,224
		212,742
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp.	225	223,763
Walmart, Inc.	1,668	162,213
		385,976
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	7,040	195,008
Electric Utilities - 1.4%
Entergy Corp.	364	30,274
NextEra Energy, Inc.	4,825	322,696
NRG Energy, Inc.	183	20,053
PG&E Corp.	9,726	160,673
Southern Co.	4,037	370,960
		904,656
Electrical Equipment - 0.2%
Eaton Corp. PLC	535	157,488
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	265	38,791
Energy Equipment & Services - 0.1%
Baker Hughes Co.	2,649	93,775
Entertainment - 0.7%
Netflix, Inc. (A)	185	209,368
Walt Disney Co.	2,185	198,726
Warner Music Group Corp., Class A	1,276	38,854
		446,948
Financial Services - 4.1%
Apollo Global Management, Inc.	979	133,614
Berkshire Hathaway, Inc., Class B (A)	1,372	731,619
Corpay, Inc. (A)	562	182,858
Fidelity National Information Services, Inc.	2,185	172,353
Mastercard, Inc., Class A	1,293	708,641
Toast, Inc., Class A (A)	1,505	53,548
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Visa, Inc., Class A	1,971	$ 680,980
WEX, Inc. (A)	118	15,384
		2,678,997
Food Products - 0.4%
Mondelez International, Inc., Class A	4,005	272,861
Ground Transportation - 0.5%
CSX Corp.	3,808	106,891
Uber Technologies, Inc. (A)	3,052	247,242
		354,133
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	401	52,431
Baxter International, Inc.	758	23,627
Boston Scientific Corp. (A)	2,509	258,101
Edwards Lifesciences Corp. (A)	1,496	112,933
Medtronic PLC	2,512	212,917
Stryker Corp.	875	327,180
		987,189
Health Care Providers & Services - 1.3%
Cigna Group	516	175,461
HCA Healthcare, Inc.	138	47,621
Humana, Inc.	248	65,036
McKesson Corp.	112	79,832
UnitedHealth Group, Inc.	1,167	480,150
		848,100
Health Care REITs - 0.5%
Alexandria Real Estate Equities, Inc.	213	15,477
Ventas, Inc.	3,053	213,954
Welltower, Inc.	849	129,549
		358,980
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc.	33	168,276
Carnival Corp. (A)	2,654	48,674
Chipotle Mexican Grill, Inc. (A)	4,187	211,527
DoorDash, Inc., Class A (A)	390	75,227
Expedia Group, Inc.	778	122,092
Hilton Worldwide Holdings, Inc.	784	176,776
McDonald's Corp.	1,335	426,733
Royal Caribbean Cruises Ltd.	343	73,714
Yum! Brands, Inc.	1,488	223,855
		1,526,874
Household Durables - 0.1%
Lennar Corp., Class A	421	45,725
Household Products - 0.1%
Church & Dwight Co., Inc.	702	69,737
Independent Power & Renewable Electricity Producers - 0.2%
Vistra Corp.	803	104,093
Industrial Conglomerates - 0.2%
3M Co.	1,185	164,608
	Shares	Value
COMMON STOCKS (continued)
Industrial REITs - 0.2%
Prologis, Inc.	1,271	$ 129,896
Insurance - 1.2%
Aon PLC, Class A	534	189,458
Arthur J Gallagher & Co.	809	259,438
Progressive Corp.	1,273	358,655
		807,551
Interactive Media & Services - 3.7%
Alphabet, Inc., Class A	4,990	792,412
Alphabet, Inc., Class C	2,642	425,071
Meta Platforms, Inc., Class A	2,191	1,202,859
		2,420,342
IT Services - 0.3%
Accenture PLC, Class A	78	23,334
Cognizant Technology Solutions Corp., Class A	2,617	192,532
		215,866
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	769	329,901
Machinery - 1.2%
Caterpillar, Inc.	462	142,883
Deere & Co.	535	248,005
Ingersoll Rand, Inc.	938	70,753
Otis Worldwide Corp.	2,016	194,080
PACCAR, Inc.	1,152	103,922
		759,643
Media - 0.6%
Charter Communications, Inc., Class A (A)	362	141,854
Comcast Corp., Class A	6,701	229,174
		371,028
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	1,211	43,632
Nucor Corp.	312	37,244
		80,876
Oil, Gas & Consumable Fuels - 1.8%
ConocoPhillips	3,299	294,007
Diamondback Energy, Inc.	719	94,915
EOG Resources, Inc.	1,495	164,943
Exxon Mobil Corp.	5,828	615,612
		1,169,477
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	1,499	62,403
Personal Care Products - 0.1%
Kenvue, Inc.	3,696	87,226
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	4,813	241,613
Eli Lilly & Co.	585	525,886
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	2,340	$ 365,765
Merck & Co., Inc.	600	51,120
		1,184,384
Professional Services - 0.3%
Equifax, Inc.	174	45,262
Leidos Holdings, Inc.	1,032	151,890
		197,152
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	883	57,201
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices, Inc. (A)	805	78,367
Analog Devices, Inc.	1,467	285,948
Broadcom, Inc.	3,936	757,562
Lam Research Corp.	2,462	176,451
Micron Technology, Inc.	1,774	136,509
NVIDIA Corp.	22,278	2,426,520
NXP Semiconductors NV	1,360	250,661
Texas Instruments, Inc.	1,695	271,285
		4,383,303
Software - 6.4%
Adobe, Inc. (A)	131	49,122
Cadence Design Systems, Inc. (A)	193	57,464
Fair Isaac Corp. (A)	22	43,773
Intuit, Inc.	191	119,847
Microsoft Corp.	7,232	2,858,520
Oracle Corp.	2,129	299,593
Palantir Technologies, Inc., Class A (A)	999	118,322
Salesforce, Inc.	1,358	364,908
ServiceNow, Inc. (A)	338	322,793
		4,234,342
Specialized REITs - 0.5%
Equinix, Inc.	187	160,960
SBA Communications Corp.	598	145,553
		306,513
Specialty Retail - 1.4%
AutoZone, Inc. (A)	39	146,741
Best Buy Co., Inc.	704	46,950
Burlington Stores, Inc. (A)	514	115,671
Lowe's Cos., Inc.	1,688	377,369
Ross Stores, Inc.	1,621	225,319
		912,050
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	12,409	2,636,913
Dell Technologies, Inc., Class C	531	48,725
Sandisk Corp. (A)	102	3,275
Seagate Technology Holdings PLC	1,904	173,321
Western Digital Corp. (A)	306	13,421
		2,875,655
	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.4%
Altria Group, Inc.	1,434	$ 84,821
Philip Morris International, Inc.	1,057	181,128
		265,949
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	82	51,779
Total Common Stocks (Cost $23,980,378)		39,722,140

	Principal	Value
CORPORATE DEBT SECURITIES - 12.4%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	$ 38,000	28,557
6.53%, 05/01/2034	47,000	50,465
6.86%, 05/01/2054	33,000	35,275
General Electric Co.
4.13%, 10/09/2042	16,000	13,212
4.50%, 03/11/2044	33,000	28,784
5.88%, 01/14/2038	8,000	8,410
HEICO Corp.
5.35%, 08/01/2033	45,000	45,401
		210,104
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	20,000	17,355
ZF North America Capital, Inc.
6.88%, 04/23/2032 (B)	151,000	132,441
		149,796
Automobiles - 0.4%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (B)	25,000	24,601
Ford Motor Co.
4.35%, 12/08/2026	24,000	23,525
General Motors Co.
6.25%, 10/02/2043	6,000	5,659
General Motors Financial Co., Inc.
5.00%, 04/09/2027	28,000	28,002
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (B)	200,000	184,308
		266,095
Banks - 2.2%
Bank of America Corp.
Fixed until 01/24/2035, 5.51% (C), 01/24/2036	71,000	71,886
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	123,000	128,034
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (C), 07/21/2039	8,000	7,999
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	203,000	205,255
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (C), 01/13/2031	$ 34,000	$ 34,635
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	22,000	22,494
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	61,000	52,833
Fixed until 01/28/2055, 5.73% (C), 01/28/2056	37,000	36,107
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (C), 04/22/2027	44,000	42,766
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	123,000	124,850
Fixed until 01/23/2034, 5.34% (C), 01/23/2035	19,000	19,132
Fixed until 04/22/2034, 5.77% (C), 04/22/2035	24,000	24,849
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (C), 03/13/2032	13,000	13,507
Fixed until 10/30/2028, 7.41% (C), 10/30/2029	13,000	13,970
Morgan Stanley
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	26,000	25,843
Fixed until 04/18/2029, 5.66% (C), 04/18/2030	100,000	103,303
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (C), 01/22/2035	6,000	6,106
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	42,000	43,408
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	75,000	73,345
Fixed until 10/30/2028, 7.16% (C), 10/30/2029	12,000	12,945
UBS Group AG
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (B)	262,000	280,073
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	46,000	46,887
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	47,000	47,575
		1,437,802
Beverages - 0.0% *
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	28,000	23,585
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	17,000	12,006
5.60%, 03/02/2043	30,000	29,204
CSL Finance PLC
4.63%, 04/27/2042 (B)	16,000	14,033
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc.
5.10%, 06/15/2035	$ 36,000	$ 36,071
Royalty Pharma PLC
2.20%, 09/02/2030	53,000	45,908
		137,222
Building Products - 0.1%
Holcim Finance U.S. LLC
5.40%, 04/07/2035 (B)	28,000	27,965
Owens Corning
4.30%, 07/15/2047	41,000	32,440
Vulcan Materials Co.
5.35%, 12/01/2034	27,000	27,166
		87,571
Chemicals - 0.0% *
Nutrien Ltd.
4.90%, 03/27/2028	30,000	30,413
Commercial Services & Supplies - 0.7%
ADT Security Corp.
4.13%, 08/01/2029 (B)	79,000	74,521
Ashtead Capital, Inc.
5.80%, 04/15/2034 (B)	200,000	200,071
Element Fleet Management Corp.
6.32%, 12/04/2028 (B)	52,000	54,638
Equifax, Inc.
5.10%, 12/15/2027	33,000	33,396
GXO Logistics, Inc.
2.65%, 07/15/2031	62,000	52,305
6.50%, 05/06/2034	17,000	16,967
Quanta Services, Inc.
2.90%, 10/01/2030	21,000	18,977
5.25%, 08/09/2034	9,000	8,866
Veralto Corp.
5.45%, 09/18/2033	28,000	28,519
		488,260
Communications Equipment - 0.3%
T-Mobile USA, Inc.
3.88%, 04/15/2030	56,000	53,936
5.15%, 04/15/2034	54,000	53,931
Verizon Communications, Inc.
1.68%, 10/30/2030	70,000	59,985
2.99%, 10/30/2056	44,000	26,185
		194,037
Construction & Engineering - 0.4%
D.R. Horton, Inc.
5.00%, 10/15/2034	31,000	30,124
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (B)	200,000	200,660
		230,784
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	30,000	24,900
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail (continued)
Lowe's Cos., Inc.
3.75%, 04/01/2032	$ 45,000	$ 41,878
		66,778
Distributors - 0.0% *
LKQ Corp.
6.25%, 06/15/2033 (D)	16,000	16,549
Diversified REITs - 0.3%
Safehold GL Holdings LLC
6.10%, 04/01/2034	38,000	38,238
SBA Tower Trust
1.88%, 07/15/2050 (B)	56,000	54,808
VICI Properties LP
4.95%, 02/15/2030	49,000	48,648
Weyerhaeuser Co.
4.00%, 04/15/2030	43,000	41,581
WP Carey, Inc.
5.38%, 06/30/2034	29,000	28,394
		211,669
Electric Utilities - 0.7%
Appalachian Power Co.
3.40%, 06/01/2025	33,000	32,938
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (B)	195,501	194,181
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	16,000	16,473
CMS Energy Corp.
4.88%, 03/01/2044	10,000	8,803
DTE Electric Co.
4.30%, 07/01/2044	47,000	39,060
Duke Energy Corp.
3.75%, 09/01/2046	66,000	47,694
Duke Energy Progress LLC
3.60%, 09/15/2047	29,000	21,042
NRG Energy, Inc.
6.00%, 02/01/2033 (B)	14,000	13,832
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	9,000	8,567
Pacific Gas & Electric Co.
2.50%, 02/01/2031	43,000	37,054
Public Service Electric & Gas Co.
3.00%, 05/15/2025	25,000	24,980
Vistra Operations Co. LLC
6.88%, 04/15/2032 (B)	42,000	43,420
		488,044
Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
5.88%, 04/10/2034	13,000	13,051
Keysight Technologies, Inc.
4.60%, 04/06/2027	24,000	24,029
4.95%, 10/15/2034	10,000	9,710
Sensata Technologies, Inc.
4.38%, 02/15/2030 (B)	50,000	46,138
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Tyco Electronics Group SA
5.00%, 05/09/2035 (E)	$ 52,000	$ 51,316
		144,244
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	56,000	55,173
Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	150,000	149,285
American Express Co.
Fixed until 04/25/2029, 5.53% (C), 04/25/2030	43,000	44,424
Aviation Capital Group LLC
1.95%, 01/30/2026 (B)	17,000	16,612
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (B)	16,000	16,019
5.75%, 11/15/2029 (B)	52,000	52,560
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	9,000	8,869
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	59,000	61,540
Citadel LP
6.00%, 01/23/2030 (B)	9,000	9,146
LPL Holdings, Inc.
5.70%, 05/20/2027	13,000	13,243
		371,698
Food Products - 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.25%, 03/15/2033 (B)	7,000	7,101
BAT Capital Corp.
6.00%, 02/20/2034	43,000	44,903
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	40,000	38,718
Cargill, Inc.
5.13%, 02/11/2035 (B)	39,000	39,096
J.M. Smucker Co.
6.50%, 11/15/2043	12,000	12,709
Kroger Co.
5.00%, 09/15/2034	19,000	18,588
Philip Morris International, Inc.
4.90%, 11/01/2034	42,000	41,319
5.63%, 11/17/2029	32,000	33,522
Sysco Corp.
5.40%, 03/23/2035	26,000	25,971
Viterra Finance BV
4.90%, 04/21/2027 (B)	200,000	200,915
		462,842
Gas Utilities - 0.1%
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (B)	63,000	64,689
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.2%
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	$ 100,000	$ 104,684
Health Care Providers & Services - 0.4%
Centene Corp.
3.38%, 02/15/2030	36,000	32,812
Cigna Group
2.40%, 03/15/2030	20,000	18,088
Elevance Health, Inc.
2.25%, 05/15/2030	25,000	22,393
HCA, Inc.
5.60%, 04/01/2034	39,000	39,149
6.00%, 04/01/2054	40,000	38,095
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (B)	8,000	7,710
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	22,000	20,460
4.80%, 10/01/2034	40,000	38,431
UnitedHealth Group, Inc.
5.20%, 04/15/2063	31,000	27,392
		244,530
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
6.13%, 02/15/2033 (B)(D)	33,000	32,716
Hyatt Hotels Corp.
5.25%, 06/30/2029	27,000	27,054
MGM Resorts International
6.13%, 09/15/2029	69,000	68,711
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	29,000	21,826
		150,307
Insurance - 0.5%
Allstate Corp.
5.05%, 06/24/2029	59,000	60,169
5.25%, 03/30/2033	22,000	22,225
Aon North America, Inc.
5.75%, 03/01/2054	32,000	30,986
Corebridge Financial, Inc.
5.75%, 01/15/2034	27,000	27,543
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (B)	18,000	18,244
Markel Group, Inc.
5.00%, 05/20/2049	5,000	4,327
6.00%, 05/16/2054	26,000	25,809
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	39,000	34,816
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	20,000	20,514
RGA Global Funding
5.05%, 12/06/2031 (B)	54,000	53,640
		298,273
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail - 0.2%
Expedia Group, Inc.
5.40%, 02/15/2035	$ 52,000	$ 51,084
Meta Platforms, Inc.
4.80%, 05/15/2030	43,000	44,264
Uber Technologies, Inc.
4.80%, 09/15/2034	12,000	11,626
		106,974
IT Services - 0.1%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	15,000	13,896
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	35,000	32,967
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	27,000	26,021
		72,884
Machinery - 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	45,000	41,346
Ingersoll Rand, Inc.
5.45%, 06/15/2034	25,000	25,158
		66,504
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	34,000	25,342
Comcast Corp.
2.94%, 11/01/2056	5,000	2,913
NBCUniversal Media LLC
4.45%, 01/15/2043	38,000	32,277
		60,532
Metals & Mining - 0.1%
ArcelorMittal SA
6.55%, 11/29/2027	54,000	56,138
Glencore Funding LLC
2.63%, 09/23/2031 (B)	43,000	37,283
		93,421
Mortgage Real Estate Investment Trusts - 0.1
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (B)	31,000	30,628
Office REITs - 0.0% *
COPT Defense Properties LP
2.00%, 01/15/2029	3,000	2,681
2.25%, 03/15/2026	9,000	8,780
		11,461
Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines LP
3.40%, 02/15/2031	36,000	32,686
Chevron USA, Inc.
3.25%, 10/15/2029	16,000	15,355
Diamondback Energy, Inc.
5.40%, 04/18/2034	47,000	45,933
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA
7.75%, 02/01/2032	$ 91,000	$ 86,738
Enbridge, Inc.
5.63%, 04/05/2034	53,000	53,463
Energy Transfer LP
5.15%, 03/15/2045	32,000	26,852
5.55%, 02/15/2028	13,000	13,320
5.95%, 10/01/2043	9,000	8,363
Enterprise Products Operating LLC
4.25%, 02/15/2048	67,000	53,295
EQT Corp.
6.38%, 04/01/2029 (B)	23,000	23,570
Hess Midstream Operations LP
6.50%, 06/01/2029 (B)	38,000	38,601
Occidental Petroleum Corp.
5.20%, 08/01/2029	15,000	14,775
ONEOK, Inc.
6.10%, 11/15/2032	58,000	60,154
Ovintiv, Inc.
6.25%, 07/15/2033	27,000	26,548
Petroleos Mexicanos
6.84%, 01/23/2030	58,000	51,608
7.69%, 01/23/2050	17,000	12,466
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	40,000	37,788
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	13,000	12,899
Shell Finance U.S., Inc.
3.75%, 09/12/2046	12,000	9,080
Shell International Finance BV
2.50%, 09/12/2026	43,000	42,106
Western Midstream Operating LP
6.15%, 04/01/2033 (D)	42,000	42,401
Williams Cos., Inc.
5.40%, 03/04/2044	9,000	8,241
		716,242
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	15,223	14,525
United Airlines Pass-Through Trust
3.75%, 03/03/2028	18,886	18,576
		33,101
Personal Care Products - 0.1%
Kenvue, Inc.
5.00%, 03/22/2030	46,000	47,369
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	8,000	7,697
Cardinal Health, Inc.
5.45%, 02/15/2034	32,000	32,284
CVS Health Corp.
5.25%, 01/30/2031	9,000	9,113
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
CVS Health Corp. (continued)
6.00%, 06/01/2044	$ 32,000	$ 30,983
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	82,000	82,921
Merck & Co., Inc.
5.00%, 05/17/2053	11,000	10,017
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	32,000	29,989
Viatris, Inc.
2.30%, 06/22/2027	16,000	15,074
		218,078
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	47,000	46,791
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	48,000	45,658
Broadcom, Inc.
3.14%, 11/15/2035 (B)	37,000	30,600
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	200,000	200,486
KLA Corp.
3.30%, 03/01/2050	34,000	23,108
Microchip Technology, Inc.
5.05%, 03/15/2029	36,000	36,021
Micron Technology, Inc.
5.30%, 01/15/2031	37,000	37,101
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	39,000	24,181
3.40%, 05/01/2030	18,000	16,667
QUALCOMM, Inc.
3.25%, 05/20/2050	25,000	16,877
		430,699
Software - 0.4%
AppLovin Corp.
5.50%, 12/01/2034	43,000	42,897
Cadence Design Systems, Inc.
4.70%, 09/10/2034	18,000	17,605
Fiserv, Inc.
5.45%, 03/02/2028	29,000	29,671
Infor LLC
1.75%, 07/15/2025 (B)	31,000	30,776
Intuit, Inc.
5.50%, 09/15/2053	8,000	7,834
Oracle Corp.
3.65%, 03/25/2041	22,000	16,816
6.90%, 11/09/2052	38,000	41,047
Roper Technologies, Inc.
4.90%, 10/15/2034	31,000	30,079
Synopsys, Inc.
5.15%, 04/01/2035	25,000	25,020
5.70%, 04/01/2055	15,000	14,525
		256,270
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.0% *
United Parcel Service, Inc.
5.15%, 05/22/2034 (D)	$ 20,000	$ 20,241
		20,241
Total Corporate Debt Securities (Cost $8,335,977)		8,146,344
U.S. GOVERNMENT OBLIGATIONS - 11.4%
U.S. Treasury - 10.6%
U.S. Treasury Bonds
1.25%, 05/15/2050	307,000	149,734
1.38%, 11/15/2040	262,000	168,263
1.88%, 02/15/2051 - 11/15/2051	195,000	110,412
2.00%, 02/15/2050	32,000	19,043
2.25%, 08/15/2046 - 02/15/2052	215,000	137,235
2.38%, 02/15/2042	31,000	22,733
2.50%, 02/15/2045 - 05/15/2046	341,000	239,365
2.75%, 08/15/2047 - 11/15/2047	323,000	232,579
2.88%, 08/15/2045	128,000	96,705
3.00%, 08/15/2048 - 08/15/2052	226,700	168,365
3.13%, 05/15/2048	189,000	145,065
3.50%, 02/15/2039	119,000	107,867
3.63%, 02/15/2044 - 05/15/2053	188,600	158,983
3.88%, 02/15/2043	66,000	59,743
4.00%, 11/15/2052	19,000	16,883
4.13%, 08/15/2053	63,000	57,168
4.25%, 05/15/2039 - 08/15/2054	148,000	141,525
4.50%, 11/15/2054	158,000	153,211
4.63%, 05/15/2044 - 02/15/2055	303,000	299,966
4.75%, 11/15/2043 - 11/15/2053	247,000	248,927
U.S. Treasury Notes
0.63%, 05/15/2030	210,000	179,911
1.38%, 11/15/2031	101,000	86,146
1.50%, 01/31/2027 - 02/15/2030	477,000	443,295
1.63%, 08/15/2029 - 05/15/2031	169,900	151,862
1.88%, 02/15/2032	226,000	198,085
2.25%, 11/15/2027	136,300	131,785
2.63%, 01/31/2026	281,000	278,054
2.75%, 02/15/2028	134,000	130,927
2.88%, 05/15/2028	130,000	127,187
3.50%, 01/31/2028	105,000	104,672
3.63%, 05/31/2028	259,000	258,949
3.88%, 04/30/2030	238,000	239,320
4.00%, 01/15/2027	219,000	220,112
4.13%, 07/31/2028 - 02/29/2032	524,000	530,560
4.25%, 11/15/2034	53,000	53,315
4.38%, 08/31/2028 - 11/30/2028	435,000	444,832
4.50%, 03/31/2026 - 05/31/2029	224,000	228,485
4.63%, 02/15/2035	410,000	424,670
		6,965,939
U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Bonds
1.75%, 01/15/2028	109,647	111,800
2.50%, 01/15/2029	217,990	227,988
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	$ 217,758	$ 204,137
		543,925
Total U.S. Government Obligations (Cost $7,875,294)		7,509,864
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.3%
Federal Home Loan Mortgage Corp.
5.50%, 04/01/2053 - 07/01/2053	275,698	275,344
1-Year RFUCC Treasury + 1.90%,
6.78% (C), 02/01/2041	319	326
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	155,000	135,038
3.01%, 07/25/2025	140,550	139,930
Federal National Mortgage Association
3.50%, 11/01/2028 - 01/01/2029	14,171	14,007
4.00%, 10/01/2025 - 07/01/2026	1,059	1,052
4.50%, 08/01/2052	175,237	167,575
5.00%, 04/01/2039 - 02/01/2054	856,879	840,878
5.50%, 09/01/2036 - 03/01/2053	248,111	249,840
6.00%, 05/01/2038 - 06/01/2054	267,435	272,564
6.50%, 05/01/2040	11,829	12,340
1-Year RFUCC Treasury + 1.75%,
6.63% (C), 03/01/2041	336	345
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (C), 02/16/2053	57,255	866
Tennessee Valley Authority
4.38%, 08/01/2034 (D)	76,000	75,710
5.88%, 04/01/2036	79,000	87,417
Uniform Mortgage-Backed Security, TBA
2.00%, 05/01/2039 - 05/01/2055 (E)	522,000	428,317
2.50%, 05/01/2039 - 05/01/2054 (E)	1,339,000	1,117,800
3.00%, 03/01/2037 - 02/01/2052 (E)	975,000	849,157
3.50%, 05/01/2039 - 03/01/2052 (E)	509,000	465,593
4.00%, 06/01/2052 (E)	511,000	475,063
4.50%, 05/01/2055 (E)	497,000	474,344
5.00%, 05/01/2054 (E)	176,000	172,008
5.50%, 05/01/2054 (E)	318,000	316,907
6.00%, 05/01/2054 (E)	167,000	169,243
Total U.S. Government Agency Obligations (Cost $6,825,578)		6,741,664
MORTGAGE-BACKED SECURITIES - 2.1%
Alternative Loan Trust
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	136,615	49,473
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 06/05/2030 (B)	25,816	24,807
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (B)	112,908	113,734
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (B)	$ 11,148	$ 10,922
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (B)	76,292	76,754
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (B)	113,962	96,124
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (B)	96,168	86,568
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A, 4.07% (C), 03/18/2035	6,910	5,980
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.65% (C), 01/13/2040 (B)	100,000	102,622
Impac CMB Trust
Series 2004-6, Class 1A1, 1-Month Term SOFR + 0.91%, 5.24% (C), 10/25/2034	4,229	4,191
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.48% (C), 08/25/2037	71,733	49,831
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month Term SOFR + 0.75%, 5.08% (C), 10/25/2028	2,658	2,499
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (C), 12/25/2052 (B)	19,081	18,207
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (C), 01/25/2054 (B)	9,236	8,950
Series 2014-2A, Class A3, 3.75% (C), 05/25/2054 (B)	24,108	22,897
Series 2014-3A, Class AFX3, 3.75% (C), 11/25/2054 (B)	17,548	16,915
Series 2016-3A, Class A1B, 3.25% (C), 09/25/2056 (B)	15,247	14,391
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (B)	30,544	29,643
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (B)	52,700	50,989
Series 2017-4A, Class A1, 4.00% (C), 05/25/2057 (B)	18,681	17,977
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (B)	20,418	19,780
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (B)	68,125	63,654
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (B)	59,034	59,266
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (B)	76,886	77,323
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 5.13% (C), 01/19/2034	21,537	20,212
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (B)	$ 11,159	$ 10,918
Series 2018-1, Class A1, 3.00% (C), 01/25/2058 (B)	13,247	13,053
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (B)	101,235	95,411
Series 2020-4, Class A1, 1.75%, 10/25/2060 (B)	87,918	79,797
Series 2021-1, Class A1, 2.25% (C), 11/25/2061 (B)	105,134	97,622
Series 2022-1, Class A1, 3.75% (C), 07/25/2062 (B)	70,750	66,872
Total Mortgage-Backed Securities (Cost $1,545,349)		1,407,382
ASSET-BACKED SECURITIES - 1.7%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (B)	22,251	20,634
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (B)	58,704	59,773
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 5.53% (C), 10/18/2030 (B)	177,030	177,044
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	95,000	96,685
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (B)	66,514	52,789
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (B)	100,000	101,682
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (B)	29,005	29,674
Series 2024-2A, Class A, 5.50%, 03/25/2038 (B)	71,103	72,533
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (B)	70,409	71,223
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (B)	91,018	82,658
MVW LLC
Series 2023-1A, Class A, 4.93%, 10/20/2040 (B)	48,340	48,607
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (B)	100,000	101,655
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (B)	24,263	23,708
Series 2023-1A, Class A, 5.20%, 01/20/2040 (B)	35,330	35,581
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2023-2A, Class A, 5.80%, 04/20/2040 (B)	$ 39,934	$ 40,796
Series 2025-1A, Class A, 4.81%, 01/21/2042 (B)	93,763	94,363
Total Asset-Backed Securities (Cost $1,122,460)		1,109,405
FOREIGN GOVERNMENT OBLIGATION - 0.2%
Mexico - 0.2%
Mexico Government International Bonds
3.75%, 01/11/2028	116,000	113,036
Total Foreign Government Obligation (Cost $115,847)		113,036
COMMERCIAL PAPER - 7.2%
Banks - 2.1%
Australia & New Zealand Banking Group Ltd.
4.44% (F), 08/26/2025 (B)	300,000	295,817
DNB Bank ASA
4.39% (F), 05/23/2025 (B)	250,000	249,313
Macquarie Bank Ltd.
4.43% (F), 09/10/2025 (B)	275,000	270,577
Sheffield Receivables Co. LLC
4.47% (F), 06/16/2025 (B)	275,000	273,420
Swedbank AB
4.40% (F), 09/02/2025 (B)	300,000	295,527
		1,384,654
Capital Markets - 0.4%
Lexington Parker Capital Co. LLC
4.50% (F), 05/21/2025 (B)	250,000	249,362
Electrical Equipment - 0.5%
Emerson Electric Co.
4.43% (F), 08/19/2025 (B)	325,000	320,693
Financial Services - 4.2%
Barton Capital SA
4.54% (F), 08/04/2025 (B)	250,000	247,065
Britannia Funding Co. LLC
4.51% (F), 06/11/2025 (B)	250,000	248,720
Columbia Funding Co. LLC
4.54% (F), 08/13/2025 (B)	313,000	308,988
Concord Minutemen Capital Co. LLC
4.53% (F), 05/21/2025 (B)	250,000	249,354
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
GTA Funding LLC
4.51% (F), 08/28/2025 (B)	$ 300,000	$ 295,600
Liberty Street Funding LLC
4.43% (F), 09/02/2025 (B)	300,000	295,457
LMA-Americas LLC
4.47% (F), 06/16/2025 (B)	265,000	263,475
Mainbeach Funding LLC
4.50% (F), 08/27/2025 (B)	275,000	270,999
Mont Blanc Capital Corp.
4.46% (F), 08/15/2025 (B)	275,000	271,409
Victory Receivables Corp.
4.46% (F), 05/30/2025 (B)	325,000	323,808
		2,774,875
Total Commercial Paper (Cost $4,730,593)		4,729,584

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (F)	193,848	193,848
Total Other Investment Company (Cost $193,848)		193,848

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.80% (F), dated 04/30/2025, to be repurchased at $614,329 on 05/01/2025. Collateralized by U.S. Government Obligations, 1.75% - 4.00%, due 01/31/2029 - 01/31/2031, and with a total value of $626,666.	$ 614,298	614,298
Total Repurchase Agreement (Cost $614,298)		614,298
Total Investments (Cost $55,339,622)		70,287,565
Net Other Assets (Liabilities) - (7.1)%		(4,634,067)
Net Assets - 100.0%		$ 65,653,498
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	1	06/20/2025	$256,340	$279,350	$23,010	$—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$39,722,140	$—	$—	$39,722,140
Corporate Debt Securities	—	8,146,344	—	8,146,344
U.S. Government Obligations	—	7,509,864	—	7,509,864
U.S. Government Agency Obligations	—	6,741,664	—	6,741,664
Mortgage-Backed Securities	—	1,407,382	—	1,407,382
Asset-Backed Securities	—	1,109,405	—	1,109,405
Foreign Government Obligation	—	113,036	—	113,036
Commercial Paper	—	4,729,584	—	4,729,584
Other Investment Company	193,848	—	—	193,848
Repurchase Agreement	—	614,298	—	614,298
Total Investments	$39,915,988	$30,371,577	$—	$70,287,565
Other Financial Instruments
Futures Contracts (H)	$23,010	$—	$—	$23,010
Total Other Financial Instruments	$23,010	$—	$—	$23,010
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $9,553,655, representing 14.6% of the
Fund's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $189,943, collateralized by cash collateral of $193,848. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Rate disclosed reflects the yield at April 30, 2025.
(G)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $54,725,324) (including securities loaned of $189,943)	$69,673,267
Repurchase agreement, at value (cost $614,298)	614,298
Cash	2,205
Cash collateral pledged at broker for:
Futures contracts	83,000
Receivables and other assets:
Investments sold	146,653
When-issued, delayed-delivery, forward and TBA commitments sold	989,806
Net income from securities lending	39
Shares of beneficial interest sold	8,746
Dividends	17,630
Interest	192,397
Variation margin receivable on futures contracts	209
Prepaid expenses	202
Total assets	71,728,452
Liabilities:
Cash collateral received upon return of:
Securities on loan	193,848
Payables and other liabilities:
Investments purchased	239,578
When-issued, delayed-delivery, forward and TBA commitments purchased	5,555,800
Shares of beneficial interest redeemed	2
Investment management fees	16,687
Distribution and service fees	8,374
Transfer agent fees	569
Trustee and CCO fees	431
Audit and tax fees	18,071
Custody fees	28,712
Legal fees	2,201
Printing and shareholder reports fees	344
Registration fees	4,103
Other accrued expenses	6,234
Total liabilities	6,074,954
Net assets	$65,653,498
Net assets consist of:
Paid-in capital	$37,117,390
Total distributable earnings (accumulated losses)	28,536,108
Net assets	$65,653,498
Net assets by class:
Class I3	$44,846,444
Class R	20,807,054
Shares outstanding (unlimited shares, no par value):
Class I3	3,933,662
Class R	1,820,709
Net asset value per share: (A)
Class I3	$11.40
Class R	11.43

(A)	Net asset value per share for Class I3 and R shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$318,986
Interest income	756,620
Net income from securities lending	407
Withholding taxes on foreign income	(520)
Total investment income	1,075,493
Expenses:
Investment management fees	194,330
Distribution and service fees:
Class R	84,290
Transfer agent fees:
Class I3	1,772
Class R	472
Trustee and CCO fees	1,930
Audit and tax fees	19,396
Custody fees	30,850
Legal fees	3,679
Printing and shareholder reports fees	1,699
Registration fees	11,884
Other	11,684
Total expenses before waiver and/or reimbursement and recapture	361,986
Expenses waived and/or reimbursed:
Class I3	(17,626)
Class R	(15,492)
Recapture of previously waived and/or reimbursed fees:
Class I3	4,072
Class R	1,562
Net expenses	334,502
Net investment income (loss)	740,991
Net realized gain (loss) on:
Investments	13,826,500
Futures contracts	(39,045)
Net realized gain (loss)	13,787,455
Net change in unrealized appreciation (depreciation) on:
Investments	(14,432,260)
Futures contracts	32,039
Net change in unrealized appreciation (depreciation)	(14,400,221)
Net realized and change in unrealized gain (loss)	(612,766)
Net increase (decrease) in net assets resulting from operations	$128,225
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$740,991	$1,863,760
Net realized gain (loss)	13,787,455	8,503,242
Net change in unrealized appreciation (depreciation)	(14,400,221)	14,593,547
Net increase (decrease) in net assets resulting from operations	128,225	24,960,549
Dividends and/or distributions to shareholders:
Class I3	(6,237,683)	(1,863,892)
Class R	(2,758,412)	(2,052,866)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(8,996,095)	(3,916,758)
Capital share transactions:
Proceeds from shares sold:
Class I3	413,243	1,499,173
Class R	556,609	2,479,737
	969,852	3,978,910
Dividends and/or distributions reinvested:
Class I3	6,237,683	1,863,892
Class R	2,758,412	2,052,866
	8,996,095	3,916,758
Cost of shares redeemed:
Class I3	(4,106,315)	(6,788,363)
Class R	(43,642,340)	(6,909,466)
	(47,748,655)	(13,697,829)
Net increase (decrease) in net assets resulting from capital share transactions	(37,782,708)	(5,802,161)
Net increase (decrease) in net assets	(46,650,578)	15,241,630
Net assets:
Beginning of period/year	112,304,076	97,062,446
End of period/year	$65,653,498	$112,304,076
Capital share transactions - shares:
Shares issued:
Class I3	34,983	121,015
Class R	44,249	198,489
	79,232	319,504
Shares reinvested:
Class I3	528,745	153,888
Class R	233,124	170,141
	761,869	324,029
Shares redeemed:
Class I3	(341,441)	(543,220)
Class R	(3,275,090)	(557,970)
	(3,616,531)	(1,101,190)
Net increase (decrease) in shares outstanding:
Class I3	222,287	(268,317)
Class R	(2,997,717)	(189,340)
	(2,775,430)	(457,657)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$13.16	$10.80	$10.71	$13.87	$11.62	$10.99
Investment operations:
Net investment income (loss) (A)	0.12	0.24	0.22	0.16	0.13	0.16
Net realized and unrealized gain (loss)	(0.18)	2.60	0.55	(2.04)	2.72	0.91
Total investment operations	(0.06)	2.84	0.77	(1.88)	2.85	1.07
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.26)	(0.22)	(0.16)	(0.14)	(0.17)
Net realized gains	(1.55)	(0.22)	(0.46)	(1.12)	(0.46)	(0.27)
Total dividends and/or distributions to shareholders	(1.70)	(0.48)	(0.68)	(1.28)	(0.60)	(0.44)
Net asset value, end of period/year	$11.40	$13.16	$10.80	$10.71	$13.87	$11.62
Total return	(0.81)%(B)	26.70%	7.40%	(14.90)%	25.21%	10.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$44,846	$48,855	$42,972	$44,058	$58,098	$52,587
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69%(C)	0.62%	0.59%	0.58%	0.58%	0.57%
Including waiver and/or reimbursement and recapture	0.63%(C)	0.62%	0.59%	0.58%	0.58%	0.57%
Net investment income (loss) to average net assets	2.02%(C)	1.97%	1.98%	1.32%	1.04%	1.44%
Portfolio turnover rate	29%(B)	38%	34%	35%	37%	51%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$13.17	$10.80	$10.71	$13.87	$11.62	$10.99
Investment operations:
Net investment income (loss) (A)	0.10	0.18	0.16	0.10	0.07	0.11
Net realized and unrealized gain (loss)	(0.19)	2.61	0.55	(2.04)	2.72	0.90
Total investment operations	(0.09)	2.79	0.71	(1.94)	2.79	1.01
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.20)	(0.16)	(0.10)	(0.08)	(0.11)
Net realized gains	(1.55)	(0.22)	(0.46)	(1.12)	(0.46)	(0.27)
Total dividends and/or distributions to shareholders	(1.65)	(0.42)	(0.62)	(1.22)	(0.54)	(0.38)
Net asset value, end of period/year	$11.43	$13.17	$10.80	$10.71	$13.87	$11.62
Total return	(1.07)%(B)	26.19%	6.85%	(15.34)%	24.59%	9.43%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,807	$63,449	$54,090	$56,015	$76,911	$66,033
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.18%(C)	1.11%	1.09%	1.07%	1.07%	1.07%
Including waiver and/or reimbursement and recapture	1.10%(C)	1.10%	1.09%	1.07%	1.07%	1.07%
Net investment income (loss) to average net assets	1.56%(C)	1.49%	1.47%	0.82%	0.55%	0.96%
Portfolio turnover rate	29%(B)	38%	34%	35%	37%	51%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Balanced II (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class I3 and Class R.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Fund may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at April 30, 2025, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$115,624	$—	$—	$—	$115,624
U.S. Government Agency Obligations	78,224	—	—	—	78,224
Total Securities Lending Transactions	$193,848	$—	$—	$—	$193,848
Total Borrowings	$193,848	$—	$—	$—	$193,848
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2025 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$23,010	$—	$—	$23,010
Total	$—	$—	$23,010	$—	$—	$23,010

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(39,045)	$—	$—	$(39,045)
Total	$—	$—	$(39,045)	$—	$—	$(39,045)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$32,039	$—	$—	$32,039
Total	$—	$—	$32,039	$—	$—	$32,039
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2025.
Futures contracts:
Average notional value of contracts — long	$332,412
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Fund’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$65,653,498	100.00%
Investment management fees: TAM serves as the Funds investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.48% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I3	0.63%	March 1, 2026
Class R	1.10	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class I3	$—	$—	$—	$13,554	$13,554
Class R	—	—	5,992	15,492	21,484

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,782	$272
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$14,611,459	$6,615,266	$51,871,599	$10,785,095
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$55,339,622	$16,503,622	$(1,532,669)	$14,970,953
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Balanced II

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453838 TA BAL II 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Bond

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 36.9%
Aerospace & Defense - 0.9%
Boeing Co.
5.93%, 05/01/2060	$ 3,136,000	$ 2,899,859
6.53%, 05/01/2034	3,612,000	3,878,266
6.86%, 05/01/2054	2,005,000	2,143,214
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (A)	2,343,000	2,495,224
General Electric Co.
4.50%, 03/11/2044	3,922,000	3,420,962
5.88%, 01/14/2038	1,446,000	1,520,110
HEICO Corp.
5.35%, 08/01/2033	4,621,000	4,662,197
		21,019,832
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	1,867,000	1,620,038
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,236,000	1,961,181
		3,581,219
Automobiles - 0.7%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (A)	2,036,000	2,003,461
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,543,000	4,489,834
6.95%, 06/10/2026	4,469,000	4,514,813
General Motors Co.
6.25%, 10/02/2043	2,887,000	2,722,861
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,488,000	2,292,789
		16,023,758
Banks - 5.7%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	2,800,000	2,841,867
6.03%, 01/17/2035	1,200,000	1,245,627
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	3,181,000	2,817,012
Fixed until 01/24/2035, 5.51% (B), 01/24/2036	7,532,000	7,626,026
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	8,985,000	9,352,756
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (B), 07/21/2039	1,453,000	1,452,741
Barclays PLC
Fixed until 03/12/2054, 6.04% (B), 03/12/2055	916,000	908,772
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	7,197,000	7,276,941
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	4,265,000	4,094,928
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BNP Paribas SA
Fixed until 11/17/2027 (C), 9.25% (A)(B)	$ 6,095,000	$ 6,412,866
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (B), 01/13/2031	3,080,000	3,137,517
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	1,849,000	1,890,512
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	5,960,000	5,162,084
Fixed until 01/28/2055, 5.73% (B), 01/28/2056	3,261,000	3,182,268
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	3,791,000	4,324,052
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	8,726,000	8,857,237
Fixed until 01/23/2034, 5.34% (B), 01/23/2035	4,780,000	4,813,241
Fixed until 04/22/2034, 5.77% (B), 04/22/2035	1,568,000	1,623,492
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (B), 08/11/2033	2,443,000	2,395,094
Fixed until 01/05/2034, 5.68% (B), 01/05/2035	4,693,000	4,744,223
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (B), 03/13/2032	2,506,000	2,603,737
Fixed until 10/30/2028, 7.41% (B), 10/30/2029	1,872,000	2,011,641
Morgan Stanley
Fixed until 07/19/2034, 5.32% (B), 07/19/2035	3,460,000	3,439,143
Fixed until 04/18/2029, 5.66% (B), 04/18/2030	8,830,000	9,121,615
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (B), 01/22/2035	788,000	801,897
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	3,678,000	3,801,324
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	6,379,000	6,238,260
Fixed until 10/30/2028, 7.16% (B), 10/30/2029	1,641,000	1,770,234
UBS Group AG
Fixed until 09/06/2044, 5.38% (B), 09/06/2045 (A)	1,998,000	1,889,289
Fixed until 11/13/2028 (C), 9.25% (A)(B)	3,524,000	3,807,753
Uzbek Industrial & Construction Bank ATB
8.95%, 07/24/2029 (A)	5,250,000	5,370,750
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (B), 01/24/2031	$ 4,306,000	$ 4,389,004
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	5,095,000	5,157,386
		134,561,289
Beverages - 0.3%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/2029 (A)	6,397,000	6,069,455
Biotechnology - 0.7%
Amgen, Inc.
2.80%, 08/15/2041	2,919,000	2,061,499
5.60%, 03/02/2043	2,264,000	2,203,894
CSL Finance PLC
4.63%, 04/27/2042 (A)	4,446,000	3,899,373
Gilead Sciences, Inc.
5.10%, 06/15/2035	4,043,000	4,050,952
Royalty Pharma PLC
2.20%, 09/02/2030	4,009,000	3,472,581
		15,688,299
Building Products - 0.5%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	859,000	825,000
CRH America, Inc.
3.88%, 05/18/2025 (A)	1,000,000	999,280
Holcim Finance U.S. LLC
4.75%, 09/22/2046 (A)	1,003,000	829,158
5.40%, 04/07/2035 (A)	2,567,000	2,563,769
Owens Corning
4.30%, 07/15/2047	3,797,000	3,004,239
Vulcan Materials Co.
5.35%, 12/01/2034	3,112,000	3,131,219
		11,352,665
Chemicals - 0.5%
ASP Unifrax Holdings, Inc.
PIK Rate 1.50%, Cash Rate 5.85%, 09/30/2029 (A)(D)	511,683	204,673
Mosaic Co.
4.05%, 11/15/2027	1,464,000	1,445,877
Nutrien Ltd.
4.20%, 04/01/2029	3,845,000	3,790,947
OCP SA
6.75%, 05/02/2034 (A)	2,141,000	2,160,440
Orbia Advance Corp. SAB de CV
6.80%, 05/13/2030 (A)(E)	3,687,000	3,684,530
		11,286,467
Commercial Services & Supplies - 1.5%
ADT Security Corp.
4.13%, 08/01/2029 (A)	5,252,000	4,954,197
Ambipar Lux SARL
9.88%, 02/06/2031 (A)	2,309,000	2,216,149
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	$ 1,291,000	$ 1,275,316
5.80%, 04/15/2034 (A)	1,862,000	1,862,664
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	4,617,000	4,851,259
Equifax, Inc.
5.10%, 12/15/2027	2,473,000	2,502,701
GXO Logistics, Inc.
2.65%, 07/15/2031	8,569,000	7,229,001
6.50%, 05/06/2034	2,249,000	2,244,634
Quanta Services, Inc.
2.90%, 10/01/2030	2,166,000	1,957,389
5.25%, 08/09/2034	1,757,000	1,730,811
Veralto Corp.
5.45%, 09/18/2033	2,694,000	2,743,900
Waste Management, Inc.
3.88%, 01/15/2029 (A)	2,587,000	2,546,686
		36,114,707
Communications Equipment - 1.0%
CommScope LLC
4.75%, 09/01/2029 (A)(F)	4,218,000	3,730,547
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,994,000	2,781,034
3.88%, 04/15/2030	1,503,000	1,447,604
5.15%, 04/15/2034	4,721,000	4,714,939
Verizon Communications, Inc.
1.68%, 10/30/2030	3,689,000	3,161,232
1.75%, 01/20/2031	3,098,000	2,646,935
4.13%, 03/16/2027	2,263,000	2,260,119
Vmed O2 U.K. Financing I PLC
4.75%, 07/15/2031 (A)	2,500,000	2,196,423
		22,938,833
Construction & Engineering - 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	2,660,000	2,451,310
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,383,000	2,125,006
6.75%, 06/01/2027	2,138,000	2,138,323
D.R. Horton, Inc.
5.00%, 10/15/2034	3,265,000	3,172,748
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,357,764	1,357,381
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	5,297,000	5,314,480
		16,559,248
Consumer Staples Distribution & Retail - 0.5%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	6,064,000	5,033,046
InRetail Consumer
3.25%, 03/22/2028 (A)	3,042,000	2,844,391
Lowe's Cos., Inc.
3.75%, 04/01/2032	5,027,000	4,678,278
		12,555,715
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.4%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	$ 3,895,000	$ 3,922,993
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	2,309,000	2,316,465
WRKCo, Inc.
3.90%, 06/01/2028	3,383,000	3,308,255
		9,547,713
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033 (F)	1,703,000	1,761,477
Diversified REITs - 0.8%
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2030	2,499,000	2,356,534
Safehold GL Holdings LLC
6.10%, 04/01/2034	4,090,000	4,115,622
SBA Tower Trust
1.63%, 05/15/2051 (A)	3,250,000	3,093,077
VICI Properties LP
4.95%, 02/15/2030	4,032,000	4,003,057
Weyerhaeuser Co.
4.00%, 04/15/2030	3,472,000	3,357,426
WP Carey, Inc.
5.38%, 06/30/2034	3,127,000	3,061,619
		19,987,335
Electric Utilities - 1.1%
Black Hills Corp.
3.15%, 01/15/2027	2,146,000	2,088,249
Calpine Corp.
3.75%, 03/01/2031 (A)	6,168,000	5,707,762
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	3,930,548	3,904,016
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	5,099,000	4,903,608
Duke Energy Corp.
5.00%, 12/08/2027	1,288,000	1,306,320
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,200,000	1,144,625
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	598,000	553,469
3.63%, 02/15/2031 (A)	854,000	767,521
6.00%, 02/01/2033 (A)	617,000	609,595
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,244,000	1,933,725
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	2,201,000	2,275,392
		25,194,282
Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc.
5.88%, 04/10/2034	1,674,000	1,680,606
Keysight Technologies, Inc.
4.60%, 04/06/2027	3,064,000	3,067,719
4.95%, 10/15/2034	1,680,000	1,631,277
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	$ 2,676,000	$ 2,469,287
Tyco Electronics Group SA
5.00%, 05/09/2035 (E)	4,750,000	4,687,513
		13,536,402
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	1,841,000	1,813,802
Financial Services - 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	3,793,000	3,774,933
4.95%, 09/10/2034	2,097,000	2,005,601
American Express Co.
Fixed until 04/25/2029, 5.53% (B), 04/25/2030	3,701,000	3,823,581
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	2,035,000	1,988,546
3.50%, 11/01/2027 (A)	1,598,000	1,541,261
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (A)	4,920,000	4,925,733
5.75%, 11/15/2029 (A)	5,581,000	5,641,085
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (B), 01/30/2036	1,067,000	1,051,505
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	6,168,000	6,433,504
Citadel LP
6.00%, 01/23/2030 (A)	1,060,000	1,077,243
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	3,511,000	3,405,925
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	2,937,000	2,825,764
5.70%, 05/20/2027	1,901,000	1,936,481
Mexico Remittances Funding Fiduciary Estate Management SARL
12.50%, 10/15/2031 (A)	6,194,000	6,085,605
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,725,000	4,705,458
		51,222,225
Food Products - 1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	4,995,000	4,937,965
6.25%, 03/15/2033 (A)	561,000	569,090
BAT Capital Corp.
6.00%, 02/20/2034	4,488,000	4,686,581
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	5,491,000	5,314,977
Cargill, Inc.
5.13%, 02/11/2035 (A)	3,579,000	3,587,834
J.M. Smucker Co.
6.50%, 11/15/2043	2,566,000	2,717,647
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kroger Co.
5.00%, 09/15/2034	$ 3,165,000	$ 3,096,326
Philip Morris International, Inc.
4.25%, 11/10/2044	4,025,000	3,338,100
4.90%, 11/01/2034	4,786,000	4,708,442
Sysco Corp.
5.40%, 03/23/2035	2,545,000	2,542,140
Viterra Finance BV
4.90%, 04/21/2027 (A)	5,125,000	5,148,445
		40,647,547
Gas Utilities - 0.1%
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033 (A)	2,615,000	2,681,859
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	739,000	717,686
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	2,774,000	2,790,755
5.86%, 03/15/2030	1,747,000	1,828,825
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,483,000	1,385,047
5.25%, 10/01/2029 (A)	489,000	464,359
		7,186,672
Health Care Providers & Services - 1.3%
Centene Corp.
3.38%, 02/15/2030	4,221,000	3,847,255
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A)	1,839,000	1,615,851
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	1,927,000	1,643,191
Cigna Group
2.40%, 03/15/2030	2,791,000	2,524,170
Elevance Health, Inc.
2.25%, 05/15/2030	2,250,000	2,015,320
HCA, Inc.
5.60%, 04/01/2034	946,000	949,617
6.00%, 04/01/2054	3,003,000	2,859,945
7.50%, 11/06/2033	2,610,000	2,939,491
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,457,000	1,404,231
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	1,797,000	1,671,244
4.80%, 10/01/2034	4,308,000	4,139,029
Tenet Healthcare Corp.
5.13%, 11/01/2027	2,510,000	2,489,410
UnitedHealth Group, Inc.
5.20%, 04/15/2063	3,167,000	2,798,355
		30,897,109
Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp.
4.75%, 12/01/2027	849,000	831,253
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	$ 999,000	$ 950,263
Carnival Corp.
6.13%, 02/15/2033 (A)(F)	2,588,000	2,565,750
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	4,057,000	3,813,584
Hyatt Hotels Corp.
5.25%, 06/30/2029	2,990,000	2,995,965
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	699,000	699,158
7.25%, 11/15/2029 (A)	796,000	810,446
Marriott International, Inc.
2.75%, 10/15/2033	2,529,000	2,090,483
5.75%, 05/01/2025	323,000	323,000
MGM Resorts International
4.75%, 10/15/2028	2,761,000	2,661,753
6.13%, 09/15/2029	3,543,000	3,528,167
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	429,000	426,887
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	2,263,000	2,264,030
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	5,420,000	5,402,719
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,601,000	1,957,532
		31,320,990
Household Durables - 0.1%
Newell Brands, Inc.
6.38%, 05/15/2030 (F)	1,664,000	1,514,861
Insurance - 2.1%
Allstate Corp.
5.05%, 06/24/2029	6,194,000	6,316,707
5.25%, 03/30/2033	1,943,000	1,962,835
Aon North America, Inc.
5.75%, 03/01/2054	3,770,000	3,650,568
AXA SA
8.60%, 12/15/2030	5,184,000	6,080,866
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (G)	6,682,000	6,672,244
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	8,154,000	7,934,264
Corebridge Financial, Inc.
5.75%, 01/15/2034	2,219,000	2,263,587
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	1,778,000	1,802,134
Markel Group, Inc.
5.00%, 05/20/2049	660,000	571,180
6.00%, 05/16/2054	2,519,000	2,500,445
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,200,000	2,222,693
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	1,990,000	2,041,162
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
RGA Global Funding
5.05%, 12/06/2031 (A)	$ 6,123,000	$ 6,082,221
		50,100,906
Internet & Catalog Retail - 0.4%
Expedia Group, Inc.
5.40%, 02/15/2035	4,986,000	4,898,148
Meta Platforms, Inc.
4.80%, 05/15/2030	3,709,000	3,818,087
Uber Technologies, Inc.
4.80%, 09/15/2034	1,767,000	1,711,939
		10,428,174
IT Services - 0.6%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	583,000	540,109
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	4,856,000	4,573,923
Gartner, Inc.
4.50%, 07/01/2028 (A)	2,475,000	2,439,437
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	4,779,000	4,605,634
NCR Voyix Corp.
5.00%, 10/01/2028 (A)(F)	695,000	673,497
5.13%, 04/15/2029 (A)	584,000	557,466
		13,390,066
Machinery - 0.3%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	5,843,000	5,368,626
Ingersoll Rand, Inc.
5.45%, 06/15/2034	2,846,000	2,863,981
		8,232,607
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	3,926,000	3,062,115
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)(F)	1,392,000	1,141,808
Comcast Corp.
4.15%, 10/15/2028	5,240,000	5,223,551
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,454,000	1,669,323
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,800,000	2,517,424
5.50%, 05/15/2029 (A)	5,224,000	5,028,406
		18,642,627
Metals & Mining - 0.5%
ArcelorMittal SA
6.55%, 11/29/2027	4,541,000	4,720,769
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (A)	3,041,000	2,944,682
Glencore Funding LLC
2.63%, 09/23/2031 (A)	4,557,000	3,951,117
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Novelis Corp.
3.25%, 11/15/2026 (A)	$ 236,000	$ 228,868
3.88%, 08/15/2031 (A)	236,000	203,673
		12,049,109
Mortgage Real Estate Investment Trusts - 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	8,155,000	7,943,176
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	1,665,000	1,645,030
6.50%, 07/01/2030 (A)	3,184,000	3,201,363
		12,789,569
Office REITs - 0.1%
COPT Defense Properties LP
2.00%, 01/15/2029 (F)	822,000	734,746
2.25%, 03/15/2026	1,833,000	1,788,157
		2,522,903
Oil, Gas & Consumable Fuels - 3.8%
Boardwalk Pipelines LP
3.40%, 02/15/2031	4,707,000	4,273,714
Cheniere Energy Partners LP
4.00%, 03/01/2031	5,421,000	5,057,600
4.50%, 10/01/2029	2,900,000	2,829,556
Chevron USA, Inc.
3.25%, 10/15/2029	1,880,000	1,804,234
Diamondback Energy, Inc.
5.15%, 01/30/2030	4,729,000	4,793,450
Ecopetrol SA
7.75%, 02/01/2032	2,195,000	2,092,186
8.38%, 01/19/2036	2,500,000	2,340,553
Enbridge, Inc.
5.63%, 04/05/2034	5,168,000	5,213,116
Energy Transfer LP
6.00%, 06/15/2048	4,879,000	4,492,321
EQT Corp.
6.38%, 04/01/2029 (A)	1,161,000	1,189,765
Expand Energy Corp.
5.38%, 03/15/2030	1,472,000	1,460,601
Exxon Mobil Corp.
3.04%, 03/01/2026	2,580,000	2,555,910
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	4,187,000	4,065,789
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	1,920,000	1,930,099
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	1,934,000	1,964,604
Murphy Oil Corp.
6.00%, 10/01/2032	2,493,000	2,268,080
NuStar Logistics LP
5.63%, 04/28/2027	3,036,000	3,026,069
6.00%, 06/01/2026	350,000	350,099
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
5.20%, 08/01/2029	$ 3,143,000	$ 3,095,795
ONEOK, Inc.
6.10%, 11/15/2032	4,665,000	4,838,235
Ovintiv, Inc.
6.25%, 07/15/2033	3,194,000	3,140,577
Petroleos Mexicanos
6.50%, 01/23/2029	3,507,000	3,221,513
6.84%, 01/23/2030	2,838,000	2,525,248
6.88%, 10/16/2025	2,440,000	2,430,975
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	1,813,000	1,712,718
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	2,786,000	2,823,088
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	2,740,000	2,506,632
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	4,963,000	5,141,618
Vital Energy, Inc.
7.75%, 07/31/2029 (A)(F)	2,937,000	2,491,177
Western Midstream Operating LP
6.15%, 04/01/2033 (F)	3,673,000	3,708,051
YPF SA
9.50%, 01/17/2031 (A)	1,063,000	1,099,771
		90,443,144
Passenger Airlines - 0.3%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,329,898	1,211,094
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	4,280,000	4,249,820
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,034,022	1,017,042
		6,477,956
Personal Care Products - 0.2%
Kenvue, Inc.
5.00%, 03/22/2030	4,511,000	4,645,246
Pharmaceuticals - 1.1%
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	611,100
5.25%, 01/30/2030 - 02/15/2031 (A)	3,724,000	2,178,653
6.25%, 02/15/2029 (A)	520,000	340,600
7.00%, 01/15/2028 (A)	617,000	495,390
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (A)	1,757,000	1,721,726
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,539,000	1,480,751
Cardinal Health, Inc.
5.45%, 02/15/2034	2,368,000	2,389,049
CVS Health Corp.
5.25%, 01/30/2031	1,642,000	1,662,590
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
CVS Health Corp. (continued)
6.00%, 06/01/2044	$ 2,984,000	$ 2,889,114
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	4,579,000	4,630,417
Merck & Co., Inc.
5.00%, 05/17/2053	1,472,000	1,340,480
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (A)	1,876,000	1,768,603
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	2,735,000	2,563,091
Viatris, Inc.
2.30%, 06/22/2027	2,254,000	2,123,594
		26,195,158
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	5,199,000	5,175,934
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	3,511,000	3,339,657
Broadcom, Inc.
3.14%, 11/15/2035 (A)	5,567,000	4,604,126
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	4,081,000	4,090,908
5.90%, 01/25/2033 (A)	3,633,000	3,699,525
KLA Corp.
4.65%, 07/15/2032	3,001,000	2,975,126
Microchip Technology, Inc.
5.05%, 03/15/2029	3,599,000	3,601,142
Micron Technology, Inc.
5.30%, 01/15/2031	4,668,000	4,680,727
QUALCOMM, Inc.
3.25%, 05/20/2050	1,513,000	1,021,384
		28,012,595
Software - 1.1%
AppLovin Corp.
5.50%, 12/01/2034	3,809,000	3,799,833
Cadence Design Systems, Inc.
4.70%, 09/10/2034	2,285,000	2,234,883
Ellucian Holdings, Inc.
6.50%, 12/01/2029 (A)	1,059,000	1,058,051
Fiserv, Inc.
5.45%, 03/02/2028	3,450,000	3,529,857
Infor LLC
1.75%, 07/15/2025 (A)	2,616,000	2,597,100
Intuit, Inc.
5.50%, 09/15/2053	1,261,000	1,234,800
Oracle Corp.
3.65%, 03/25/2041	2,556,000	1,953,739
6.90%, 11/09/2052	2,909,000	3,142,273
Roper Technologies, Inc.
4.90%, 10/15/2034	3,267,000	3,169,948
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Synopsys, Inc.
5.15%, 04/01/2035	$ 2,408,000	$ 2,409,938
5.70%, 04/01/2055	1,725,000	1,670,298
		26,800,720
Specialized REITs - 0.2%
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	5,152,000	5,072,332
Transportation Infrastructure - 0.2%
MV24 Capital BV
6.75%, 06/01/2034 (A)	2,839,177	2,706,108
United Parcel Service, Inc.
5.15%, 05/22/2034 (F)	2,355,000	2,383,428
		5,089,536
Total Corporate Debt Securities (Cost $884,839,136)		871,132,343
U.S. GOVERNMENT OBLIGATIONS - 28.0%
U.S. Treasury - 27.8%
U.S. Treasury Bonds
1.25%, 05/15/2050	56,137,000	27,379,945
1.38%, 11/15/2040	19,625,000	12,603,696
2.00%, 02/15/2050	19,226,000	11,440,972
2.25%, 05/15/2041 - 08/15/2046	41,069,000	29,228,307
2.38%, 02/15/2042	35,044,000	25,698,477
2.50%, 02/15/2045 - 05/15/2046	15,417,000	10,857,709
2.75%, 08/15/2042 - 11/15/2047	49,414,000	36,968,296
2.88%, 11/15/2046 - 05/15/2049	11,346,000	8,331,950
3.00%, 08/15/2048	5,566,000	4,164,281
3.25%, 05/15/2042	2,636,000	2,200,854
3.50%, 02/15/2039	34,622,000	31,382,950
3.63%, 05/15/2053	5,009,000	4,151,404
3.88%, 02/15/2043	2,143,000	1,939,834
4.13%, 08/15/2044 - 08/15/2053	11,097,000	10,213,478
4.25%, 05/15/2039 - 08/15/2054	51,218,000	49,074,095
4.50%, 02/15/2044 - 11/15/2054	28,332,000	27,641,704
4.63%, 05/15/2044 - 02/15/2055	29,796,000	29,531,521
4.75%, 11/15/2043 - 11/15/2053	36,093,000	36,440,534
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 08/15/2052	46,411,000	12,663,700
U.S. Treasury Notes
0.63%, 05/15/2030	18,425,000	15,785,043
1.25%, 08/15/2031	27,846,000	23,728,925
1.38%, 11/15/2031	10,570,000	9,015,467
1.63%, 05/15/2031	9,258,000	8,138,361
1.88%, 02/15/2032	1,063,400	932,053
2.63%, 01/31/2026	28,113,000	27,818,253
2.75%, 08/15/2032	13,750,500	12,675,168
2.88%, 05/15/2032	7,840,000	7,312,331
3.38%, 05/15/2033	7,101,300	6,769,259
3.63%, 08/31/2029	2,654,000	2,644,670
3.75%, 12/31/2030 - 08/31/2031	19,004,000	18,875,789
3.88%, 03/15/2028 - 09/30/2029	29,831,000	30,044,739
4.13%, 02/28/2027 - 11/15/2032	34,040,200	34,342,636
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
4.25%, 02/28/2031 - 11/15/2034	$ 27,508,000	$ 27,803,293
4.50%, 05/31/2029 - 11/15/2033	5,064,000	5,213,482
4.63%, 02/15/2035	51,783,700	53,636,586
		656,649,762
U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	5,944,164	5,572,351
		5,572,351
Total U.S. Government Obligations (Cost $704,229,560)		662,222,113
ASSET-BACKED SECURITIES - 11.3%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	401,694	403,364
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	1,532,551	1,425,309
Series 2021-1H, Class D, 3.58%, 10/20/2040 (A)	917,860	823,408
ACM Auto Trust
Series 2023-2A, Class A, 7.97%, 06/20/2030 (A)	62,567	62,664
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C, 3-Month Term SOFR + 2.35%, 6.62% (B), 04/20/2035 (A)	4,400,000	4,402,165
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	1,134,494	1,046,558
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	4,255,000	4,370,000
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	6,610,000	6,744,330
Battalion CLO XXI Ltd.
Series 2021-21A, Class A, 3-Month Term SOFR + 1.44%, 5.70% (B), 07/15/2034 (A)	3,680,000	3,675,356
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	511,804	482,107
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	2,257,168	2,298,260
Capital Automotive REIT
Series 2024-3A, Class A1, 4.40%, 10/15/2054 (A)	11,397,700	10,933,831
CARS-DB5 LP
Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	4,072,792	3,882,891
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	3,758,333	3,792,961
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5, 4.93% (B), 05/25/2032	$ 3,473	$ 3,033
DataBank Issuer LLC
Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	4,727,000	4,598,019
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.65% (B), 10/15/2037 (A)	3,250,000	3,236,539
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	3,375,000	3,188,584
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	8,500,000	8,623,140
Series 2024-2, Class C, 4.67%, 05/17/2032	5,700,000	5,695,996
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR, 3-Month Term SOFR + 1.25%, 5.53% (B), 01/17/2033 (A)	3,374,437	3,372,142
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	14,450,000	14,540,617
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (A)	2,201,602	1,747,311
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (A)	2,439,899	1,908,805
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (A)	4,482,628	3,560,262
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (A)	2,504,381	2,291,484
GSAA Home Equity Trust
Series 2006-1, Class A3, 1-Month Term SOFR + 0.77%, 5.10% (B), 01/25/2036	847,053	343,874
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	6,630,000	6,741,531
Hertz Vehicle Financing III LP
Series 2021-2A, Class B, 2.12%, 12/27/2027 (A)	6,890,000	6,554,724
Hilton Grand Vacations Trust
Series 2018-AA, Class C, 4.00%, 02/25/2032 (A)	165,018	164,780
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	1,562,469	1,594,809
Series 2024-1B, Class B, 5.99%, 09/15/2039 (A)	783,147	797,673
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	475,688	485,054
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	2,531,273	2,582,160
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	7,649,353	7,713,704
Series 2024-3A, Class C, 5.71%, 08/27/2040 (A)	4,887,087	4,948,125
	Principal	Value
ASSET-BACKED SECURITIES (continued)
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	$ 1,504,192	$ 1,521,582
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	1,728,221	1,748,097
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	1,926,646	1,945,989
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.73% (B), 10/20/2034 (A)	6,500,000	6,475,222
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 5.55% (B), 04/17/2034 (A)	4,500,000	4,483,134
JG Wentworth XXI LLC
Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	137,721	136,628
JGWPT XXIII LLC
Series 2011-1A, Class A, 4.70%, 10/15/2056 (A)	881,672	869,241
KKR CLO 15 Ltd.
Series 15, Class A1R2, 3-Month Term SOFR + 1.10%, 5.37% (B), 01/18/2032 (A)	4,785,165	4,779,351
MVW LLC
Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	266,714	261,285
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	528,986	511,655
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (A)	1,782,129	1,697,800
Series 2021-1WA, Class C, 1.94%, 01/22/2041 (A)	1,417,494	1,343,781
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	2,613,241	2,627,691
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	2,471,836	2,558,937
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	2,946,159	2,974,515
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	1,918,284	1,895,964
Series 2024-2A, Class C, 4.92%, 03/20/2042 (A)	6,103,630	5,953,666
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	431,090	430,548
Octagon 54 Ltd.
Series 2021-1A, Class A1, 3-Month Term SOFR + 1.38%, 5.64% (B), 07/15/2034 (A)	2,750,000	2,748,603
Octagon Investment Partners 40 Ltd.
Series 2019-1A, Class CRR, 3-Month Term SOFR + 1.75%, 6.02% (B), 01/20/2035 (A)	7,250,000	7,079,277
OZLM XIX Ltd.
Series 2017-19A, Class A1RR, 3-Month Term SOFR + 1.35%, 5.61% (B), 01/15/2035 (A)	10,000,000	9,980,000
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Pikes Peak CLO 4
Series 2019-4A, Class ARR, 3-Month Term SOFR + 1.21%, 5.47% (B), 07/15/2034 (A)	$ 4,395,000	$ 4,372,454
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (A)	8,500,000	8,410,200
Santander Drive Auto Receivables Trust
Series 2021-2, Class D, 1.35%, 07/15/2027	1,404,132	1,397,044
Series 2023-5, Class A2, 6.31%, 07/15/2027	138,643	138,734
Series 2025-1, Class D, 5.43%, 03/17/2031	5,900,000	5,915,601
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	5,100,000	5,184,425
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	77,106	76,698
Series 2020-2A, Class B, 2.32%, 07/20/2037 (A)	374,438	372,834
Series 2021-1A, Class C, 1.79%, 11/20/2037 (A)	737,851	720,647
Series 2021-1A, Class D, 3.17%, 11/20/2037 (A)	511,394	499,609
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	1,978,471	1,992,551
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	1,281,884	1,309,562
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	2,713,138	2,795,968
Series 2024-1A, Class C, 5.94%, 01/20/2043 (A)	1,127,744	1,141,744
Series 2024-2A, Class C, 5.83%, 06/20/2041 (A)	2,387,152	2,406,733
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	3,754,289	3,755,088
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	4,667,097	4,654,927
Sunnova Helios V Issuer LLC
Series 2021-A, Class A, 1.80%, 02/20/2048 (A)	2,042,599	1,569,907
Symphony CLO XVIII Ltd.
Series 2016-18A, Class A1R3, 3-Month Term SOFR + 1.10%, 5.38% (B), 07/23/2033 (A)	4,641,849	4,629,943
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045 (A)	5,085,000	5,012,515
Venture 38 CLO Ltd.
Series 2019-38A, Class ARR, 3-Month Term SOFR + 1.00%, 5.28% (B), 07/30/2032 (A)	5,686,315	5,669,256
Venture 43 CLO Ltd.
Series 2021-43A, Class A1R, 3-Month Term SOFR + 1.35%, 5.61% (B), 04/15/2034 (A)	3,000,000	2,993,673
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture 44 CLO Ltd.
Series 2021-44A, Class A1NR, 3-Month Term SOFR + 1.14%, 5.41% (B), 10/20/2034 (A)	$ 5,400,000	$ 5,347,674
Wellfleet CLO Ltd.
Series 2019-1A, Class BR, 3-Month Term SOFR + 2.61%, 6.88% (B), 07/20/2032 (A)	5,000,000	4,988,460
Westlake Automobile Receivables Trust
Series 2022-3A, Class B, 5.99%, 12/15/2027 (A)	1,430,695	1,431,983
Total Asset-Backed Securities (Cost $270,418,934)		267,846,766
MORTGAGE-BACKED SECURITIES - 10.2%
20 Times Square Trust
Series 2018-20TS, Class C, 3.20% (B), 05/15/2035 (A)	2,550,000	2,142,000
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E, 1-Month Term SOFR + 2.42%, 6.72% (B), 09/15/2034 (A)	4,630,000	4,352,887
Alternative Loan Trust
Series 2005-14, Class 4A1, 1-Month Term SOFR + 0.55%, 4.88% (B), 05/25/2035	458,596	417,087
Series 2006-OC1, Class 2A3A, 1-Month Term SOFR + 0.75%, 5.08% (B), 03/25/2036	711,513	668,688
American Home Mortgage Assets Trust
Series 2007-2, Class A1, 1-Month Term SOFR + 0.24%, 4.57% (B), 03/25/2047	213,768	184,234
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	7,382,444	7,407,600
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM, 3.47%, 11/05/2032 (A)	5,000,000	4,617,514
Series 2019-BPR, Class CNM, 3.84% (B), 11/05/2032 (A)	3,970,000	3,483,702
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 5.64% (B), 03/15/2037 (A)	7,065,000	6,123,835
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 6.96% (B), 03/15/2037 (A)	850,000	652,566
BRAVO Residential Funding Trust
Series 2024-NQM2, Class A1, 6.29% (B), 02/25/2064 (A)	7,530,566	7,588,013
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	1,091,439	1,099,425
Series 2024-NQM7, Class A1, 5.55% (B), 10/27/2064 (A)	2,893,854	2,898,808
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	6,459,207	6,476,713
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 6.37% (B), 11/15/2034 (A)	$ 1,825,000	$ 1,232,530
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, 1-Month Term SOFR + 0.38%, 4.71% (B), 04/25/2035	61,463	57,307
Series 2006-3, Class 3A1, 1-Month Term SOFR + 0.61%, 4.94% (B), 02/25/2036	1,232,549	1,072,073
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	4,026,202	3,559,128
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	26,633	25,922
Series 2015-PS1, Class A1, 3.75% (B), 09/25/2042 (A)	158,101	152,236
COLT Mortgage Loan Trust
Series 2024-1, Class A1, 5.84% (B), 02/25/2069 (A)	4,859,323	4,869,659
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	2,860,965	2,878,268
Series 2024-3, Class A1, 6.39% (B), 06/25/2069 (A)	9,285,481	9,376,856
Series 2024-4, Class A1, 5.95% (B), 07/25/2069 (A)	5,158,972	5,188,421
Series 2024-5, Class A1, 5.12% (B), 08/25/2069 (A)	10,925,822	10,863,087
CSMC Trust
Series 2020-RPL4, Class A1, 2.00% (B), 01/25/2060 (A)	9,736,533	8,731,847
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	4,662,087	3,932,352
Series 2021-RPL3, Class A1, 2.00% (B), 01/25/2060 (A)	2,852,695	2,510,189
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	3,098,753	2,789,428
GCAT Trust
Series 2023-NQM1, Class A1, 6.01% (B), 01/25/2059 (A)	2,098,332	2,108,273
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1, 1-Month Term SOFR + 0.24%, 4.57% (B), 05/25/2037	139,212	61,423
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.65% (B), 01/13/2040 (A)	5,710,000	5,859,740
ILPT Trust
Series 2019-SURF, Class C, 4.44% (B), 02/11/2041 (A)	1,930,000	1,824,574
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.48% (B), 08/25/2037	506,138	351,602
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class CFX, 3.27%, 01/16/2037 (A)	2,675,000	1,813,650
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1, 5.00% (B), 03/25/2036	$ 610,355	$ 355,129
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	1,637,722	1,562,785
Series 2019-1A, Class A1A, 3.75% (B), 04/25/2058 (A)	238,819	234,696
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	2,626,470	2,383,847
Mill City Mortgage Loan Trust
Series 2019-1, Class A1, 3.25% (B), 10/25/2069 (A)	2,652,647	2,577,975
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75% (B), 11/26/2035 (A)	223,164	215,682
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	1,134,411	1,100,936
Series 2017-2A, Class A3, 4.00% (B), 03/25/2057 (A)	3,856,719	3,753,644
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	374,851	362,680
Series 2018-2A, Class A1, 4.50% (B), 02/25/2058 (A)	234,045	230,591
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	2,033,671	1,970,129
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	957,275	937,298
Series 2019-3A, Class A1A, 3.75% (B), 11/25/2058 (A)	2,815,595	2,707,146
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	3,298,970	3,082,435
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	3,696,269	3,504,169
Series 2019-6A, Class A1B, 3.50% (B), 09/25/2059 (A)	2,654,112	2,517,807
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	2,735,011	2,656,293
Series 2020-1A, Class A1B, 3.50% (B), 10/25/2059 (A)	3,519,547	3,297,199
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	7,314,900	7,343,637
Series 2024-NQM14, Class A1, 4.94% (B), 09/25/2064 (A)	5,679,610	5,640,163
Series 2024-NQM3, Class A1, 6.13% (B), 12/25/2063 (A)	7,184,238	7,229,970
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	1,348,576	1,356,252
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	1,570,038	1,577,826
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	3,275,968	3,309,774
Series 2024-NQM8, Class A1, 6.23% (B), 05/25/2064 (A)	5,002,750	5,046,981
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	4,909,112	4,922,973
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2006-QO1, Class 3A1, 1-Month Term SOFR + 0.65%, 4.98% (B), 02/25/2046	$ 2,104,181	$ 798,135
Series 2007-QH5, Class AI1, 1-Month Term SOFR + 0.53%, 4.86% (B), 06/25/2037	93,009	56,514
Residential Asset Securitization Trust
Series 2004-A4, Class A11, 5.50%, 08/25/2034	1,091,929	1,043,503
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	980,995	954,705
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	4,210,312	4,119,688
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	613,248	604,090
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	2,533,805	2,388,038
Series 2018-5, Class A1A, 3.25% (B), 07/25/2058 (A)	403,708	398,041
Series 2019-1, Class A1, 3.75% (B), 03/25/2058 (A)	4,954,142	4,813,649
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	1,680,544	1,607,200
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	8,173,112	7,418,100
Series 2022-1, Class A1, 3.75% (B), 07/25/2062 (A)	3,325,233	3,143,000
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	6,472,464	6,216,538
VEGAS Trust
5.52%, 11/10/2039 (A)	11,400,000	11,546,862
Verus Securitization Trust
Series 2024-7, Class A1, 5.10% (B), 09/25/2069 (A)	9,391,569	9,337,984
Total Mortgage-Backed Securities (Cost $250,411,830)		241,695,701
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.4%
Federal Home Loan Mortgage Corp.
5.50%, 04/01/2053 - 07/01/2053	19,830,896	19,805,343
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.19%, 07/25/2027	5,857,000	5,747,756
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	269,678	35,797
Federal National Mortgage Association
4.50%, 08/01/2052	6,492,314	6,208,450
5.00%, 03/01/2053 - 02/01/2054	30,193,396	29,593,322
5.50%, 03/01/2053	6,997,337	6,998,177
6.00%, 06/01/2054	9,674,544	9,811,856
Tennessee Valley Authority
4.38%, 08/01/2034 (F)	3,882,000	3,867,188
Uniform Mortgage-Backed Security, TBA
2.00%, 05/01/2055 (E)	65,286,000	51,715,017
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA (continued)
2.50%, 05/01/2054 (E)	$ 31,316,000	$ 25,942,732
5.50%, 05/01/2054 (E)	61,224,000	61,013,526
Total U.S. Government Agency Obligations (Cost $221,598,246)		220,739,164
FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	1,792,000	1,440,574
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	5,813,000	5,378,769
Dominican Republic - 0.3%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	782,000	700,985
6.60%, 06/01/2036 (A)	5,006,000	4,908,884
		5,609,869
Ecuador - 0.0% *
Ecuador Government International Bonds
Zero Coupon, 07/31/2030 (A)	119,808	72,848
5.00% (H), 07/31/2040 (A)	435,840	227,238
5.50% (H), 07/31/2035 (A)	740,626	444,163
		744,249
Peru - 0.1%
Corp. Financiera de Desarrollo SA
5.50%, 05/06/2030 (A)(E)	2,400,000	2,405,861
Uzbekistan - 0.1%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	3,049,000	2,582,960
Total Foreign Government Obligations (Cost $19,359,252)		18,162,282
LOAN ASSIGNMENTS - 0.1%
Commercial Services & Supplies - 0.1%
Spin Holdco, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 8.56% (B), 03/04/2028	2,905,871	2,357,388
Software - 0.0% *
Rackspace Finance LLC 1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.69% (B), 05/15/2028	924,223	913,248
Total Loan Assignments (Cost $3,792,890)		3,270,636
COMMERCIAL PAPER - 5.5%
Banks - 0.5%
Macquarie Bank Ltd.
4.43% (I), 09/10/2025 (A)	1,400,000	1,377,481
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Swedbank AB
4.40% (I), 09/02/2025 (A)	$ 11,000,000	$ 10,835,987
		12,213,468
Capital Markets - 0.9%
Lexington Parker Capital Co. LLC
4.50% (I), 05/21/2025 (A)	21,000,000	20,946,442
Diversified Telecommunication Services - 0.0% *
Cisco Systems, Inc.
4.44% (I), 08/01/2025 (A)	500,000	494,460
Electrical Equipment - 0.1%
Emerson Electric Co.
4.40% (I), 08/18/2025 (A)	2,950,000	2,911,240
Financial Services - 4.0%
Anglesea Funding LLC
4.56% (I), 07/18/2025 (A)	5,956,000	5,898,243
Britannia Funding Co. LLC
4.51% (I), 06/10/2025 (A)	18,750,000	18,656,312
CRC Funding LLC
4.68% (I), 05/16/2025 (A)	8,700,000	8,683,111
Endeavour Funding Co. LLC
4.58% (I), 07/07/2025 (A)	731,000	724,893
GTA Funding LLC
4.52% (I), 07/30/2025 (A)	1,200,000	1,186,596
Mainbeach Funding LLC
4.50% (I), 08/27/2025 (A)	12,250,000	12,071,791
4.55% (I), 08/04/2025 (A)	12,250,000	12,105,483
MUFG Securities Canada Ltd.
4.54% (I), 09/18/2025 (A)	24,000,000	23,587,951
Starbird Funding Corp.
4.50% (I), 08/04/2025 (A)	8,300,000	8,202,525
Versailles Commercial Paper LLC
4.46% (I), 07/03/2025	2,820,000	2,797,757
		93,914,662
Total Commercial Paper (Cost $130,503,900)		130,480,272
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.5%
U.S. Treasury Bills 4.19% (I), 10/16/2025	$ 11,133,000	$ 10,922,086
Total Short-Term U.S. Government Obligation (Cost $10,922,820)		10,922,086

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (I)	17,002,648	17,002,648
Total Other Investment Company (Cost $17,002,648)		17,002,648

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.80% (I), dated 04/30/2025, to be repurchased at $15,354,051 on 05/01/2025. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2043, and with a value of $15,660,415.	$ 15,353,283	15,353,283
Total Repurchase Agreement (Cost $15,353,283)		15,353,283
Total Investments (Cost $2,528,432,499)		2,458,827,294
Net Other Assets (Liabilities) - (4.1)%		(96,903,260)
Net Assets - 100.0%		$ 2,361,924,034
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$871,132,343	$—	$871,132,343
U.S. Government Obligations	—	662,222,113	—	662,222,113
Asset-Backed Securities	—	267,846,766	—	267,846,766
Mortgage-Backed Securities	—	241,695,701	—	241,695,701
U.S. Government Agency Obligations	—	220,739,164	—	220,739,164
Foreign Government Obligations	—	18,162,282	—	18,162,282
Loan Assignments	—	3,270,636	—	3,270,636
Commercial Paper	—	130,480,272	—	130,480,272
Short-Term U.S. Government Obligation	—	10,922,086	—	10,922,086
Other Investment Company	17,002,648	—	—	17,002,648
Repurchase Agreement	—	15,353,283	—	15,353,283
Total Investments	$17,002,648	$2,441,824,646	$—	$2,458,827,294
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $918,834,067, representing 38.9% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)
All or a portion of the security is on loan. The total value of the securities on loan is $16,658,573, collateralized by cash collateral of $17,002,648. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(G)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the total value of the Regulation S securities is $6,672,244, representing 0.3%
of the Fund's net assets.

(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2025; the maturity date disclosed is the ultimate maturity date.
(I)	Rate disclosed reflects the yield at April 30, 2025.
(J)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $2,513,079,216) (including securities loaned of $16,658,573)	$2,443,474,011
Repurchase agreement, at value (cost $15,353,283)	15,353,283
Cash	60,638
Cash collateral pledged at broker for:
TBA commitments	658,762
Receivables and other assets:
Investments sold	15,787,744
When-issued, delayed-delivery, forward and TBA commitments sold	2,836,149
Net income from securities lending	3,146
Shares of beneficial interest sold	42,107,310
Interest	21,163,534
Prepaid expenses	9,014
Total assets	2,541,453,591
Liabilities:
Cash collateral received upon return of:
Securities on loan	17,002,648
Payables and other liabilities:
Investments purchased	3,179,932
When-issued, delayed-delivery, forward and TBA commitments purchased	153,398,620
Dividends and/or distributions	760,363
Shares of beneficial interest redeemed	4,056,712
Investment management fees	661,190
Distribution and service fees	50,574
Transfer agent fees	163,802
Trustee and CCO fees	8,819
Audit and tax fees	28,577
Custody fees	111,966
Legal fees	25,400
Printing and shareholder reports fees	44,809
Registration fees	5,233
Other accrued expenses	30,912
Total liabilities	179,529,557
Net assets	$2,361,924,034
Net assets consist of:
Paid-in capital	$2,582,002,189
Total distributable earnings (accumulated losses)	(220,078,155)
Net assets	$2,361,924,034
Net assets by class:
Class A	$105,699,842
Class C	34,815,464
Class I	1,635,103,225
Class I2	429,442,413
Class R	348,415
Class R6	156,514,675
Shares outstanding (unlimited shares, no par value):
Class A	13,175,685
Class C	4,370,449
Class I	203,307,081
Class I2	53,397,698
Class R	43,433
Class R6	19,487,492
Net asset value per share: (A)
Class A	$8.02
Class C	7.97
Class I	8.04
Class I2	8.04
Class R	8.02
Class R6	8.03
Maximum offering price per share: (B)
Class A	$8.42

(A)
Net asset value per share for Class C, I, I2, R and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Interest income	$57,908,319
Net income from securities lending	37,365
Withholding taxes on foreign income	236
Total investment income	57,945,920
Expenses:
Investment management fees	4,519,410
Distribution and service fees:
Class A	128,702
Class C	178,114
Class R	792
Transfer agent fees:
Class A	89,352
Class C	16,137
Class I	859,538
Class I2	14,007
Class R	392
Class R6	6,454
Trustee and CCO fees	47,795
Audit and tax fees	28,948
Custody fees	87,354
Legal fees	73,049
Printing and shareholder reports fees	123,896
Registration fees	77,469
Other	62,043
Total expenses before waiver and/or reimbursement and recapture	6,313,452
Expenses waived and/or reimbursed:
Class A	(2,979)
Class I	(263,984)
Class R	(265)
Recapture of previously waived and/or reimbursed fees:
Class A	130
Class I	54
Net expenses	6,046,408
Net investment income (loss)	51,899,512
Net realized gain (loss) on:
Investments	(17,448,591)
Net change in unrealized appreciation (depreciation) on:
Investments	14,542,431
Net realized and change in unrealized gain (loss)	(2,906,160)
Net increase (decrease) in net assets resulting from operations	$48,993,352
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$51,899,512	$93,791,911
Net realized gain (loss)	(17,448,591)	(18,755,477)
Net change in unrealized appreciation (depreciation)	14,542,431	121,830,136
Net increase (decrease) in net assets resulting from operations	48,993,352	196,866,570
Dividends and/or distributions to shareholders:
Class A	(2,146,351)	(3,999,901)
Class C	(618,499)	(1,176,609)
Class I	(37,064,915)	(63,689,259)
Class I2	(8,507,224)	(17,497,338)
Class R	(6,309)	(10,407)
Class R6	(3,907,193)	(8,221,842)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(52,250,491)	(94,595,356)
Capital share transactions:
Proceeds from shares sold:
Class A	34,805,822	33,007,660
Class C	3,267,062	13,422,185
Class I	387,320,570	1,137,995,308
Class I2	119,939,115	166,432,572
Class R	97,558	201,710
Class R6	54,756,092	156,810,853
	600,186,219	1,507,870,288
Dividends and/or distributions reinvested:
Class A	1,890,155	3,550,163
Class C	534,740	1,017,205
Class I	32,849,128	56,147,997
Class I2	8,507,224	17,496,649
Class R	6,309	10,407
Class R6	3,884,930	8,180,512
	47,672,486	86,402,933
Cost of shares redeemed:
Class A	(29,570,607)	(40,026,727)
Class C	(4,424,232)	(10,476,193)
Class I	(524,800,249)	(569,239,564)
Class I2	(92,406,881)	(174,038,102)
Class R	(174,502)	(8,829)
Class R6	(92,787,886)	(64,475,393)
	(744,164,357)	(858,264,808)
Automatic conversions:
Class A	1,353,406	1,805,523
Class C	(1,353,406)	(1,805,523)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(96,305,652)	736,008,413
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	2,332 (A)
Class C	—	164 (A)
	—	2,496
Net increase (decrease) in net assets	(99,562,791)	838,282,123
Net assets:
Beginning of period/year	2,461,486,825	1,623,204,702
End of period/year	$2,361,924,034	$2,461,486,825
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	4,365,774	4,104,665
Class C	411,010	1,678,156
Class I	48,317,479	141,441,884
Class I2	14,942,519	20,534,378
Class R	12,224	24,682
Class R6	6,870,197	19,624,056
	74,919,203	187,407,821
Shares reinvested:
Class A	235,731	443,034
Class C	67,164	127,847
Class I	4,087,153	6,984,700
Class I2	1,058,560	2,177,348
Class R	787	1,296
Class R6	483,967	1,019,903
	5,933,362	10,754,128
Shares redeemed:
Class A	(3,710,648)	(5,004,937)
Class C	(556,627)	(1,318,393)
Class I	(65,390,942)	(70,874,785)
Class I2	(11,513,549)	(21,879,679)
Class R	(21,784)	(1,078)
Class R6	(11,575,038)	(7,992,175)
	(92,768,588)	(107,071,047)
Automatic conversions:
Class A	169,440	224,966
Class C	(170,674)	(226,604)
	(1,234)	(1,638)
Net increase (decrease) in shares outstanding:
Class A	1,060,297	(232,272)
Class C	(249,127)	261,006
Class I	(12,986,310)	77,551,799
Class I2	4,487,530	832,047
Class R	(8,773)	24,900
Class R6	(4,220,874)	12,651,784
	(11,917,257)	91,089,264

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.04	$7.55	$7.78	$9.53	$9.57	$9.43
Investment operations:
Net investment income (loss) (A)	0.16	0.32	0.28	0.22	0.20	0.22
Net realized and unrealized gain (loss)	(0.01)	0.50	(0.22)	(1.69)	0.03	0.15
Total investment operations	0.15	0.82	0.06	(1.47)	0.23	0.37
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.33)	(0.29)	(0.23)	(0.21)	(0.23)
Net realized gains	—	—	—	(0.05)	(0.06)	—
Total dividends and/or distributions to shareholders	(0.17)	(0.33)	(0.29)	(0.28)	(0.27)	(0.23)
Net asset value, end of period/year	$8.02	$8.04	$7.55	$7.78	$9.53	$9.57
Total return (E)	1.83%(F)	10.91%(C)	0.58%	(15.75)%(D)	2.34%	4.03%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$105,700	$97,351	$93,194	$107,307	$142,958	$149,010
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85%(G)	0.84%	0.89%	0.90%	0.88%	0.93%
Including waiver and/or reimbursement and recapture	0.85%(G)(H)(I)	0.84%	0.89%(I)	0.90%(I)	0.88%	0.93%
Net investment income (loss) to average net assets	4.12%(G)	4.03%	3.51%	2.51%	2.07%	2.36%
Portfolio turnover rate	27%(F)	55%	47%	40%	42%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	TAM has contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$7.98	$7.49	$7.72	$9.47	$9.50	$9.37
Investment operations:
Net investment income (loss) (A)	0.14	0.27	0.23	0.16	0.14	0.16
Net realized and unrealized gain (loss)	(0.01)	0.49	(0.23)	(1.69)	0.04	0.15
Total investment operations	0.13	0.76	—	(1.53)	0.18	0.31
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.27)	(0.23)	(0.17)	(0.15)	(0.18)
Net realized gains	—	—	—	(0.05)	(0.06)	—
Total dividends and/or distributions to shareholders	(0.14)	(0.27)	(0.23)	(0.22)	(0.21)	(0.18)
Net asset value, end of period/year	$7.97	$7.98	$7.49	$7.72	$9.47	$9.50
Total return (E)	1.60%(F)	10.19%(C)	(0.10)%	(16.40)%(D)	1.80%	3.31%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$34,816	$36,856	$32,667	$39,109	$71,237	$89,962
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.52%(G)	1.53%	1.55%	1.53%	1.50%	1.53%
Including waiver and/or reimbursement and recapture	1.52%(G)	1.53%	1.55%(H)	1.53%(H)	1.50%	1.53%
Net investment income (loss) to average net assets	3.44%(G)	3.33%	2.85%	1.85%	1.45%	1.76%
Portfolio turnover rate	27%(F)	55%	47%	40%	42%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.05	$7.57	$7.79	$9.55	$9.59	$9.45
Investment operations:
Net investment income (loss) (A)	0.18	0.35	0.31	0.25	0.24	0.26
Net realized and unrealized gain (loss)	(0.01)	0.48	(0.21)	(1.70)	0.02	0.15
Total investment operations	0.17	0.83	0.10	(1.45)	0.26	0.41
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.35)	(0.32)	(0.26)	(0.24)	(0.27)
Net realized gains	—	—	—	(0.05)	(0.06)	—
Total dividends and/or distributions to shareholders	(0.18)	(0.35)	(0.32)	(0.31)	(0.30)	(0.27)
Net asset value, end of period/year	$8.04	$8.05	$7.57	$7.79	$9.55	$9.59
Total return	2.12%(D)	11.11%	1.11%	(15.48)%(C)	2.73%	4.46%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,635,103	$1,742,186	$1,049,832	$704,476	$1,144,560	$1,286,752
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.53%(E)	0.53%	0.54%	0.54%	0.53%	0.56%
Including waiver and/or reimbursement and recapture	0.50%(E)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss) to average net assets	4.46%(E)	4.36%	3.93%	2.89%	2.45%	2.78%
Portfolio turnover rate	27%(D)	55%	47%	40%	42%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.06	$7.57	$7.80	$9.56	$9.59	$9.45
Investment operations:
Net investment income (loss) (A)	0.18	0.36	0.32	0.26	0.24	0.26
Net realized and unrealized gain (loss)	(0.02)	0.49	(0.23)	(1.70)	0.04	0.16
Total investment operations	0.16	0.85	0.09	(1.44)	0.28	0.42
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.36)	(0.32)	(0.27)	(0.25)	(0.28)
Net realized gains	—	—	—	(0.05)	(0.06)	—
Total dividends and/or distributions to shareholders	(0.18)	(0.36)	(0.32)	(0.32)	(0.31)	(0.28)
Net asset value, end of period/year	$8.04	$8.06	$7.57	$7.80	$9.56	$9.59
Total return	2.02%(B)	11.32%	1.03%	(15.42)%	2.90%	4.52%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$429,442	$393,975	$363,743	$283,641	$376,686	$352,650
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.44%(C)	0.44%	0.45%	0.45%	0.43%	0.46%
Including waiver and/or reimbursement and recapture	0.44%(C)	0.44%	0.45%	0.45%	0.43%	0.46%
Net investment income (loss) to average net assets	4.52%(C)	4.43%	3.97%	2.95%	2.52%	2.73%
Portfolio turnover rate	27%(B)	55%	47%	40%	42%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$8.03	$7.55	$7.79	$9.14
Investment operations:
Net investment income (loss) (B)	0.16	0.31	0.28	0.16
Net realized and unrealized gain (loss)	(0.01)	0.48	(0.23)	(1.36)
Total investment operations	0.15	0.79	0.05	(1.20)
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.31)	(0.29)	(0.15)
Net asset value, end of period/year	$8.02	$8.03	$7.55	$7.79
Total return	1.86%(C)	10.60%	0.52%	(13.24)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$348	$419	$206	$9
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.18%(D)	1.14%	0.96%	1.20%(D)
Including waiver and/or reimbursement and recapture	1.01%(D)	0.99%	0.95%	0.76%(D)
Net investment income (loss) to average net assets	3.95%(D)	3.88%	3.57%	2.89%(D)
Portfolio turnover rate	27%(C)	55%	47%	40%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.04	$7.56	$7.79	$9.55	$9.58	$9.45
Investment operations:
Net investment income (loss) (A)	0.18	0.36	0.32	0.26	0.24	0.27
Net realized and unrealized gain (loss)	(0.01)	0.48	(0.23)	(1.70)	0.04	0.14
Total investment operations	0.17	0.84	0.09	(1.44)	0.28	0.41
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.36)	(0.32)	(0.27)	(0.25)	(0.28)
Net realized gains	—	—	—	(0.05)	(0.06)	—
Total dividends and/or distributions to shareholders	(0.18)	(0.36)	(0.32)	(0.32)	(0.31)	(0.28)
Net asset value, end of period/year	$8.03	$8.04	$7.56	$7.79	$9.55	$9.58
Total return	2.15%(B)	11.19%	1.03%	(15.43)%	2.90%	4.41%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$156,515	$190,700	$83,563	$79,972	$26,448	$23,672
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.44%(C)	0.44%	0.45%	0.45%	0.43%	0.45%
Including waiver and/or reimbursement and recapture	0.44%(C)	0.44%	0.45%	0.45%	0.43%(D)	0.45%
Net investment income (loss) to average net assets	4.51%(C)	4.45%	3.97%	3.05%	2.52%	2.83%
Portfolio turnover rate	27%(B)	55%	47%	40%	42%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers six classes of shares, Class A, Class C, Class I, Class I2, Class R and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
The Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Fund that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Fund has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Fund held no unfunded loan participations at April 30, 2025. Open funded loan participations and assignments at April 30, 2025, if any, are included within the Schedule of Investments.
Payment in-kind ("PIK") securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.
PIKs held at April 30, 2025, if any, are identified within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Fund may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at April 30, 2025, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$13,039,302	$—	$—	$—	$13,039,302
U.S. Government Agency Obligations	3,963,346	—	—	—	3,963,346
Total Securities Lending Transactions	$17,002,648	$—	$—	$—	$17,002,648
Total Borrowings	$17,002,648	$—	$—	$—	$17,002,648
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Bank obligations risk: Investments in bank obligations may expose the Fund to adverse developments in or related to the banking industry. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make, affect the interest rates and fees they charge and reduce bank profitability.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$438,609,293	18.57%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.410%
Over $500 million up to $1 billion	0.390
Over $1 billion up to $1.5 billion	0.380
Over $1.5 billion	0.375
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2025
Class A	0.90%	March 1, 2026
Class C	1.59	March 1, 2026
Class I	0.50	March 1, 2026
Class I2, Class R6	0.49	March 1, 2026
Class R	1.01	March 1, 2026
Prior to March 1, 2025
Class A	0.93
Class C	1.59
Class I, Class I2, Class R6	0.50
Class R	1.01
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$—	$—	$—	$1,059	$1,059
Class I	179,394	388,643	479,137	263,984	1,311,158
Class R	—	—	399	265	664

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$30,626	$3,619
Class C	—	1,937
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.01% of the transfer agency fees on Class A shares through March 1, 2026.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$972,569	$160,031
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$244,982,652	$336,138,539	$361,084,623	$389,571,908
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$2,528,432,499	$15,039,121	$(84,644,326)	$(69,605,205)
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Bond

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453838 TA BOND 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Capital Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 93.4%
Automobiles - 7.1%
Tesla, Inc. (A)	334,874	$ 94,488,048
Biotechnology - 1.5%
Roivant Sciences Ltd. (A)	1,723,776	20,030,277
Broadline Retail - 8.1%
Global-e Online Ltd. (A)	554,025	19,895,038
MercadoLibre, Inc. (A)	37,861	88,248,312
		108,143,350
Capital Markets - 1.8%
Coinbase Global, Inc., Class A (A)	36,263	7,357,400
Intercontinental Exchange, Inc.	98,951	16,620,800
		23,978,200
Entertainment - 4.8%
ROBLOX Corp., Class A (A)	964,705	64,683,470
Financial Services - 8.0%
Adyen NV (A)(B)	18,334	29,447,254
Affirm Holdings, Inc. (A)	1,277,772	63,581,935
Federal National Mortgage Association (A)(C)	2,170,847	13,698,044
		106,727,233
Health Care Equipment & Supplies - 1.7%
Dexcom, Inc. (A)	313,607	22,385,268
Hotels, Restaurants & Leisure - 10.7%
Airbnb, Inc., Class A (A)	360,137	43,907,903
DoorDash, Inc., Class A (A)	509,509	98,279,191
		142,187,094
IT Services - 20.6%
Cloudflare, Inc., Class A (A)	1,225,537	148,020,359
Shopify, Inc., Class A (A)	654,909	62,216,355
Snowflake, Inc., Class A (A)	405,493	64,672,078
		274,908,792
Pharmaceuticals - 4.8%
Royalty Pharma PLC, Class A	1,959,921	64,324,607
Software - 23.8%
AppLovin Corp., Class A (A)	234,739	63,217,560
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Aurora Innovation, Inc. (A)	9,789,669	$ 70,877,204
Crowdstrike Holdings, Inc., Class A (A)	151,172	64,833,136
MicroStrategy, Inc., Class A (A)(C)	261,711	99,478,968
Samsara, Inc., Class A (A)	489,276	19,404,686
		317,811,554
Trading Companies & Distributors - 0.5%
QXO, Inc. (C)	492,089	6,564,467
Total Common Stocks (Cost $923,735,539)		1,246,232,360
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (D)	14,034,054	14,034,054
Total Other Investment Company (Cost $14,034,054)		14,034,054

	Principal	Value
REPURCHASE AGREEMENT - 6.7%
Fixed Income Clearing Corp., 1.80% (D), dated 04/30/2025, to be repurchased at $89,421,389 on 05/01/2025. Collateralized by U.S. Government Obligations, 4.00% - 4.25%, due 06/30/2029 - 10/31/2029, and with a total value of $91,205,457.	$ 89,416,919	89,416,919
	Total Repurchase Agreement (Cost $89,416,919)	89,416,919
	Total Investments Excluding Options Purchased (Cost $1,027,186,512)	1,349,683,333
	Total Options Purchased - 0.2% (Cost $6,676,945)	2,942,914
	Total Investments (Cost $1,033,863,457)	1,352,626,247
	Net Other Assets (Liabilities) - (1.4)%	(18,445,345)
	Net Assets - 100.0%	$ 1,334,180,902
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	JPM	USD	7.66	09/01/2025	USD	146,188,177	$606,425	$194,430
Put – USD vs. CNH	JPM	USD	7.77	07/31/2025	USD	134,819,683	586,735	41,659
Put – USD vs. CNH	SCB	USD	7.77	10/16/2025	USD	297,057,541	1,292,794	404,889
Put – USD vs. CNH	JPM	USD	7.82	02/25/2026	USD	360,004,316	1,486,457	1,177,214
Put – USD vs. CNH	SCB	USD	7.90	04/01/2026	USD	230,522,470	1,120,114	730,987
Put – USD vs. CNH	GSI	USD	8.02	12/02/2025	USD	334,239,765	1,584,420	393,735
Total							$6,676,945	$2,942,914
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,216,785,106	$29,447,254	$—	$1,246,232,360
Other Investment Company	14,034,054	—	—	14,034,054
Repurchase Agreement	—	89,416,919	—	89,416,919
Over-the-Counter Foreign Exchange Options Purchased	—	2,942,914	—	2,942,914
Total Investments	$1,230,819,160	$121,807,087	$—	$1,352,626,247
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $29,447,254, representing 2.2% of the
Fund's net assets.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $62,283,859, collateralized by cash collateral of $14,034,054 and non-cash collateral, such as U.S. government securities of $49,706,553. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at April 30, 2025.
(E)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $944,446,538) (including securities loaned of $62,283,859)	$1,263,209,328
Repurchase agreement, at value (cost $89,416,919)	89,416,919
Foreign currency, at value (cost $1,089)	1,094
Receivables and other assets:
Investments sold	1,829,427
Net income from securities lending	10,723
Shares of beneficial interest sold	1,304,969
Interest	4,471
Prepaid expenses	19,964
Total assets	1,355,796,895
Liabilities:
Cash collateral received upon return of:
Securities on loan	14,034,054
Cash collateral at broker for:
OTC derivatives (A)	3,170,000
Payables and other liabilities:
Investments purchased	2,286,491
Shares of beneficial interest redeemed	989,990
Investment management fees	669,612
Distribution and service fees	175,521
Transfer agent fees	119,689
Trustee and CCO fees	4,310
Audit and tax fees	17,613
Custody fees	71,170
Legal fees	20,183
Printing and shareholder reports fees	34,029
Other accrued expenses	23,331
Total liabilities	21,615,993
Net assets	$1,334,180,902
Net assets consist of:
Paid-in capital	$1,596,756,400
Total distributable earnings (accumulated losses)	(262,575,498)
Net assets	$1,334,180,902
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2025
(unaudited)
Net assets by class:
Class A	$421,286,987
Class C	127,374,126
Class I	672,704,831
Class I2	81,950,099
Class R	10,832
Class R6	30,854,027
Shares outstanding (unlimited shares, no par value):
Class A	11,824,298
Class C	5,381,969
Class I	17,272,807
Class I2	7,424,359
Class R	306
Class R6	2,794,174
Net asset value per share: (B)
Class A	$35.63
Class C	23.67
Class I	38.95
Class I2	11.04
Class R	35.40
Class R6	11.04
Maximum offering price per share: (C)
Class A	$37.70

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(B)
Net asset value per share for Class C, I, I2, R and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(C)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$1,337,026
Interest income	687,235
Net income from securities lending	63,502
Withholding taxes on foreign income	(13,067)
Total investment income	2,074,696
Expenses:
Investment management fees	4,889,774
Distribution and service fees:
Class A	553,707
Class C	699,367
Class R	27
Transfer agent fees:
Class A	271,523
Class C	110,196
Class I	377,339
Class I2	3,622
Class R	12
Class R6	1,082
Trustee and CCO fees	29,314
Audit and tax fees	18,648
Custody fees	48,688
Legal fees	45,948
Printing and shareholder reports fees	69,860
Registration fees	59,142
Other	43,917
Total expenses before waiver and/or reimbursement and recapture	7,222,166
Expenses waived and/or reimbursed:
Class A	(6,418)
Class C	(4,711)
Class I	(29,185)
Class R	(2)
Class R6	(273)
Recapture of previously waived and/or reimbursed fees:
Class A	36,486
Class C	3,747
Class I	1,347
Class R6	1,526
Net expenses	7,224,683
Net investment income (loss)	(5,149,987)
Net realized gain (loss) on:
Investments	87,440,267
Foreign currency transactions	1,669
Net realized gain (loss)	87,441,936
Net change in unrealized appreciation (depreciation) on:
Investments	107,766,431
Translation of assets and liabilities denominated in foreign currencies	1
Net change in unrealized appreciation (depreciation)	107,766,432
Net realized and change in unrealized gain (loss)	195,208,368
Net increase (decrease) in net assets resulting from operations	$190,058,381
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$(5,149,987)	$(10,011,130)
Net realized gain (loss)	87,441,936	29,010,959
Net change in unrealized appreciation (depreciation)	107,766,432	616,113,124
Net increase (decrease) in net assets resulting from operations	190,058,381	635,112,953
Capital share transactions:
Proceeds from shares sold:
Class A	79,645,900	26,997,256
Class C	3,188,400	6,658,199
Class I	115,259,142	158,026,350
Class I2	589,900	42,970,557
Class R6	12,098,479	3,887,761
	210,781,821	238,540,123
Cost of shares redeemed:
Class A	(108,840,973)	(142,456,518)
Class C	(20,450,524)	(58,094,690)
Class I	(208,736,876)	(508,865,252)
Class I2	(34,032,756)	(11,243,929)
Class R6	(9,389,788)	(7,861,239)
	(381,450,917)	(728,521,628)
Automatic conversions:
Class A	3,427,796	8,118,102
Class C	(3,427,796)	(8,118,102)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(170,669,096)	(489,981,505)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	1,468 (A)
Class C	—	642 (A)
	—	2,110
Net increase (decrease) in net assets	19,389,285	145,133,558
Net assets:
Beginning of period/year	1,314,791,617	1,169,658,059
End of period/year	$1,334,180,902	$1,314,791,617
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	2,109,967	1,064,151
Class C	130,604	393,362
Class I	2,795,314	5,780,012
Class I2	54,023	5,656,007
Class R6	1,047,472	527,492
	6,137,380	13,421,024
Shares redeemed:
Class A	(2,923,956)	(5,553,970)
Class C	(833,683)	(3,395,218)
Class I	(5,231,200)	(18,405,028)
Class I2	(2,843,643)	(1,345,163)
Class R6	(825,082)	(996,200)
	(12,657,564)	(29,695,579)
Automatic conversions:
Class A	95,251	316,957
Class C	(143,173)	(473,327)
	(47,922)	(156,370)
Net increase (decrease) in shares outstanding:
Class A	(718,738)	(4,172,862)
Class C	(846,252)	(3,475,183)
Class I	(2,435,886)	(12,625,016)
Class I2	(2,789,620)	4,310,844
Class R6	222,390	(468,708)
	(6,568,106)	(16,430,925)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$31.18	$19.12	$19.80	$60.69	$46.11	$26.93
Investment operations:
Net investment income (loss) (A)	(0.15)	(0.22)	(0.18)	(0.28)	(0.53)	(0.37)
Net realized and unrealized gain (loss)	4.60	12.28	(0.50)	(31.69)	17.94	22.30
Total investment operations	4.45	12.06	(0.68)	(31.97)	17.41	21.93
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	(0.00)(B)	—	—
Net realized gains	—	—	—	(8.92)	(2.83)	(2.75)
Return of capital	—	—	—	(0.00)(B)	—	—
Total dividends and/or distributions to shareholders	—	—	—	(8.92)	(2.83)	(2.75)
Net asset value, end of period/year	$35.63	$31.18	$19.12	$19.80	$60.69	$46.11
Total return (E)	14.27%(F)	63.08%(C)	(3.48)%	(60.80)%(D)	38.29%	89.28%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$421,287	$391,125	$319,552	$396,598	$1,213,394	$844,139
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.10%(G)	1.14%	1.20%	1.10%	1.01%	1.08%
Including waiver and/or reimbursement and recapture	1.11%(G)	1.11%	1.16%	1.10%(H)	1.01%	1.08%
Net investment income (loss) to average net assets	(0.82)%(G)	(0.85)%	(0.91)%	(0.94)%	(0.95)%	(1.04)%
Portfolio turnover rate	48%(F)	20%	26%	46%	63%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$20.79	$12.85	$13.40	$44.66	$34.77	$21.08
Investment operations:
Net investment income (loss) (A)	(0.19)	(0.28)	(0.23)	(0.36)	(0.70)	(0.48)
Net realized and unrealized gain (loss)	3.07	8.22	(0.32)	(21.98)	13.42	16.92
Total investment operations	2.88	7.94	(0.55)	(22.34)	12.72	16.44
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net realized gains	—	—	—	(8.92)	(2.83)	(2.75)
Net asset value, end of period/year	$23.67	$20.79	$12.85	$13.40	$44.66	$34.77
Total return (E)	13.85%(F)	61.79%(C)	(4.18)%	(61.12)%(D)	37.23%	87.95%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$127,374	$129,506	$124,654	$167,725	$594,592	$425,798
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.88%(G)	1.92%	1.98%	1.86%	1.77%	1.83%
Including waiver and/or reimbursement and recapture	1.88%(G)(H)	1.88%	1.90%	1.86%(H)	1.77%	1.83%
Net investment income (loss) to average net assets	(1.59)%(G)	(1.62)%	(1.64)%	(1.70)%	(1.70)%	(1.79)%
Portfolio turnover rate	48%(F)	20%	26%	46%	63%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$34.04	$20.81	$21.48	$64.85	$49.02	$28.40
Investment operations:
Net investment income (loss) (A)	(0.11)	(0.16)	(0.13)	(0.22)	(0.44)	(0.31)
Net realized and unrealized gain (loss)	5.02	13.39	(0.54)	(34.23)	19.10	23.68
Total investment operations	4.91	13.23	(0.67)	(34.45)	18.66	23.37
Contributions from affiliate	—	—	—	0.04 (B)	—	—
Dividends and/or distributions to shareholders:
Net realized gains	—	—	—	(8.92)	(2.83)	(2.75)
Return of capital	—	—	—	(0.04)	—	—
Total dividends and/or distributions to shareholders	—	—	—	(8.96)	(2.83)	(2.75)
Net asset value, end of period/year	$38.95	$34.04	$20.81	$21.48	$64.85	$49.02
Total return	14.42%(C)	63.58%	(3.16)%	(60.63)%(B)	38.57%	89.76%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$672,705	$670,845	$672,765	$978,757	$3,792,557	$2,393,493
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83%(D)	0.83%	0.86%	0.82%	0.78%	0.84%
Including waiver and/or reimbursement and recapture	0.82%(D)	0.82%	0.83%	0.81%	0.78%	0.84%
Net investment income (loss) to average net assets	(0.53)%(D)	(0.56)%	(0.57)%	(0.65)%	(0.73)%	(0.81)%
Portfolio turnover rate	48%(C)	20%	26%	46%	63%	52%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.64	$5.89	$6.07	$25.60	$20.68	$13.45
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.04)	(0.03)	(0.08)	(0.15)	(0.11)
Net realized and unrealized gain (loss)	1.42	3.79	(0.15)	(10.53)	7.90	10.09
Total investment operations	1.40	3.75	(0.18)	(10.61)	7.75	9.98
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	—	—	—	(8.92)	(2.83)	(2.75)
Net asset value, end of period/year	$11.04	$9.64	$5.89	$6.07	$25.60	$20.68
Total return	14.52%(B)	63.67%	(3.12)%	(60.64)%	38.69%	90.02%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$81,950	$98,497	$34,765	$27,957	$473,580	$402,583
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73%(C)	0.74%	0.76%	0.73%	0.69%	0.73%
Including waiver and/or reimbursement and recapture	0.73%(C)	0.74%(D)	0.75%	0.72%	0.69%	0.73%
Net investment income (loss) to average net assets	(0.44)%(C)	(0.47)%	(0.50)%	(0.60)%	(0.63)%	(0.69)%
Portfolio turnover rate	48%(B)	20%	26%	46%	63%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$31.03	$19.08	$19.81	$32.68
Investment operations:
Net investment income (loss) (B)	(0.20)	(0.30)	(0.24)	(0.14)
Net realized and unrealized gain (loss)	4.57	12.25	(0.49)	(12.73)
Total investment operations	4.37	11.95	(0.73)	(12.87)
Contributions from affiliate	—	—	—	—
Net asset value, end of period/year	$35.40	$31.03	$19.08	$19.81
Total return	14.08%(C)	62.63%	(3.78)%	(39.32)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11	$9	$6	$6
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.45%(D)	1.54%	1.63%	1.56%(D)
Including waiver and/or reimbursement and recapture	1.41%(D)	1.41%	1.41%	1.11%(D)
Net investment income (loss) to average net assets	(1.13)%(D)	(1.16)%	(1.16)%	(0.92)%(D)
Portfolio turnover rate	48%(C)	20%	26%	46%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.65	$5.89	$6.08	$25.60	$20.68	$13.45
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.04)	(0.03)	(0.05)	(0.15)	(0.11)
Net realized and unrealized gain (loss)	1.42	3.80	(0.16)	(10.55)	7.90	10.09
Total investment operations	1.39	3.76	(0.19)	(10.60)	7.75	9.98
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	—	—	—	(8.92)	(2.83)	(2.75)
Net asset value, end of period/year	$11.04	$9.65	$5.89	$6.08	$25.60	$20.68
Total return	14.40%(B)	63.84%	(3.12)%	(60.64)%	38.69%	90.02%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,854	$24,810	$17,916	$18,793	$47,106	$24,890
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73%(C)	0.74%	0.76%	0.73%	0.69%	0.73%
Including waiver and/or reimbursement and recapture	0.74%(C)	0.74%(D)	0.74%	0.72%	0.69%	0.73%
Net investment income (loss) to average net assets	(0.45)%(C)	(0.48)%	(0.49)%	(0.55)%	(0.63)%	(0.70)%
Portfolio turnover rate	48%(B)	20%	26%	46%	63%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Capital Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers six classes of shares, Class A, Class C, Class I, Class I2, Class R and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$14,034,054	$—	$—	$—	$14,034,054
Total Borrowings	$14,034,054	$—	$—	$—	$14,034,054
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Option contracts: The Fund is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund may enter into option contracts to manage exposure to various market fluctuations. The Fund may purchase or write call and put options on securities and derivative instruments in which the Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.
Options on foreign currency: The Fund may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.
Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.
Open option contracts at April 30, 2025, are included within the Schedule of Investments.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions: Investments, at value (A)	$—	$2,942,914	$—	$—	$—	$2,942,914
Total	$—	$2,942,914	$—	$—	$—	$2,942,914

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(2,971,037)	$—	$—	$—	$(2,971,037)
Total	$—	$(2,971,037)	$—	$—	$—	$(2,971,037)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$(443,251)	$—	$—	$—	$(443,251)
Total	$—	$(443,251)	$—	$—	$—	$(443,251)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2025.
Options:
Average value of option contracts purchased	$3,057,608
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Fund OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2025. For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Goldman Sachs & Co.	$393,735	$—	$(393,735)	$—	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	1,413,303	—	(1,413,303)	—	—	—	—	—
Standard Chartered Bank	1,135,876	—	(1,135,876)	—	—	—	—	—
Total	$2,942,914	$—	$(2,942,914)	$—	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$76,048,311	5.70%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1.5 billion	0.6825%
Over $1.5 billion up to $3 billion	0.6415
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion	0.5500
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.11%	March 1, 2026
Class C	1.88	March 1, 2026
Class I	0.82	March 1, 2026
Class I2, Class R6	0.74	March 1, 2026
Class R	1.41	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$—	$82,532	$135,501	$6,418	$224,451
Class C	—	102,048	68,954	4,711	175,713
Class I	192,064	238,404	99,032	29,185	558,685
Class R	—	7	10	2	19
Class R6	—	2,574	364	273	3,211

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$294,177	$81
Class C	—	5,445
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$755,151	$118,362
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
Cross-trades: The Fund is authorized to purchase or sell securities from and to other funds within the Transamerica family of funds or between the Fund and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of the Fund participating in the transaction. For the period ended April 30, 2025, the Fund engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:
Purchases	Sales	Net Realized Gains/(Losses)
$—	$5,460,419	$(35,245,228)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$636,331,205	$13,867,700	$888,197,211	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,033,863,457	$362,673,771	$(43,910,981)	$318,762,790
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Capital Growth

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453782 TA CAP GROWTH 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Core Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Core Bond

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 30.7%
U.S. Treasury - 28.1%
U.S. Treasury Bonds
1.25%, 05/15/2050	$ 13,927,000	$ 6,792,677
1.38%, 11/15/2040	7,454,000	4,787,157
1.88%, 11/15/2051	5,138,000	2,898,956
2.00%, 02/15/2050	4,737,000	2,818,885
2.25%, 08/15/2046 - 02/15/2052	7,473,000	4,778,386
2.38%, 05/15/2051	3,830,000	2,461,673
2.50%, 02/15/2045 - 05/15/2046	19,987,200	14,016,730
2.75%, 08/15/2047 - 11/15/2047	16,156,000	11,630,759
2.88%, 08/15/2045 - 05/15/2049	9,977,500	7,357,303
3.00%, 08/15/2048 - 08/15/2052	19,349,400	14,287,033
3.13%, 05/15/2048	6,559,000	5,034,289
3.50%, 02/15/2039	8,926,000	8,090,931
3.63%, 02/15/2044 - 05/15/2053	11,446,500	9,609,972
4.00%, 11/15/2052	5,195,000	4,616,042
4.13%, 08/15/2053	5,766,000	5,232,195
4.25%, 05/15/2039 - 08/15/2054	19,113,000	18,148,519
4.50%, 11/15/2054	4,260,000	4,130,869
4.63%, 05/15/2044 - 02/15/2055	24,904,000	24,653,241
4.75%, 02/15/2045 - 11/15/2053	8,466,000	8,526,118
5.25%, 02/15/2029	4,300,100	4,552,731
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	35,131,000	29,968,374
1.13%, 10/31/2026	4,554,000	4,382,158
1.25%, 11/30/2026 - 08/15/2031	22,114,000	19,761,218
1.50%, 08/15/2026 - 02/15/2030	41,305,700	38,475,164
1.63%, 05/15/2031	7,182,900	6,314,218
1.88%, 02/15/2032	6,035,000	5,289,583
2.63%, 02/15/2029	8,833,400	8,504,908
2.88%, 05/15/2032	11,330,000	10,567,438
3.50%, 01/31/2028	5,089,000	5,073,097
3.75%, 12/31/2030 - 08/31/2031	15,773,000	15,653,990
3.88%, 11/30/2027 - 04/30/2030	14,257,100	14,339,606
4.00%, 01/15/2027 - 12/15/2027	12,368,000	12,468,510
4.13%, 02/28/2027 - 07/31/2031	60,960,000	61,624,685
4.25%, 11/30/2026 - 11/15/2034	13,260,000	13,356,570
4.38%, 11/30/2028	11,102,000	11,361,769
4.50%, 05/31/2029	8,825,000	9,089,405
4.63%, 04/30/2029 - 02/15/2035	33,573,900	34,768,683
		465,423,842
U.S. Treasury Inflation-Protected Securities - 2.6%
U.S. Treasury Inflation-Protected Indexed Bonds
1.75%, 01/15/2028	4,745,415	4,838,621
2.50%, 01/15/2029	22,089,687	23,102,781
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	17,087,140	16,018,323
		43,959,725
Total U.S. Government Obligations (Cost $530,427,389)		509,383,567
	Principal	Value
CORPORATE DEBT SECURITIES - 30.4%
Aerospace & Defense - 0.7%
Boeing Co.
3.50%, 03/01/2039	$ 2,319,000	$ 1,742,731
6.53%, 05/01/2034	1,795,000	1,927,322
6.86%, 05/01/2054	1,578,000	1,686,779
General Electric Co.
4.13%, 10/09/2042	1,735,000	1,432,712
4.50%, 03/11/2044	2,189,000	1,909,354
HEICO Corp.
5.35%, 08/01/2033	3,008,000	3,034,816
		11,733,714
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	1,988,000	1,725,033
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,225,000	1,951,533
		3,676,566
Automobiles - 0.7%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (A)	2,320,000	2,282,923
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,184,000	4,135,035
6.95%, 03/06/2026	885,000	893,527
General Motors Co.
6.25%, 10/02/2043	922,000	869,580
General Motors Financial Co., Inc.
5.00%, 04/09/2027	1,902,000	1,902,158
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,434,000	2,243,026
		12,326,249
Banks - 5.4%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	2,400,000	2,435,886
6.03%, 01/17/2035	1,200,000	1,245,627
Bank of America Corp.
Fixed until 01/24/2035, 5.51% (B), 01/24/2036	4,187,000	4,239,268
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	9,016,000	9,385,025
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (B), 07/21/2039	1,085,000	1,084,806
Barclays PLC
Fixed until 03/12/2054, 6.04% (B), 03/12/2055	968,000	960,362
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	3,834,000	3,876,586
BNP Paribas SA
Fixed until 01/13/2032, 5.79% (B), 01/13/2033 (A)	2,764,000	2,828,300
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (B), 01/13/2031	2,193,000	2,233,953
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	$ 1,395,000	$ 1,426,319
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	4,206,000	3,642,907
Fixed until 01/28/2055, 5.73% (B), 01/28/2056	2,304,000	2,248,374
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	2,353,000	2,683,855
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	3,918,000	3,808,077
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	7,430,000	7,541,746
Fixed until 01/23/2034, 5.34% (B), 01/23/2035	1,814,000	1,826,615
Fixed until 04/22/2034, 5.77% (B), 04/22/2035	1,329,000	1,376,034
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (B), 08/11/2033	1,912,000	1,874,507
Fixed until 01/05/2034, 5.68% (B), 01/05/2035	2,362,000	2,387,780
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (B), 03/13/2032	1,430,000	1,485,772
Fixed until 10/30/2028, 7.41% (B), 10/30/2029	1,403,000	1,507,656
Morgan Stanley
Fixed until 07/19/2034, 5.32% (B), 07/19/2035	2,464,000	2,449,147
Fixed until 04/18/2029, 5.66% (B), 04/18/2030	6,931,000	7,159,900
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (B), 01/22/2035	510,000	518,994
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	2,630,000	2,718,185
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	3,673,000	3,591,962
Fixed until 10/30/2028, 7.16% (B), 10/30/2029	1,415,000	1,526,435
UBS Group AG
Fixed until 09/06/2044, 5.38% (B), 09/06/2045 (A)	1,592,000	1,505,380
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (A)	2,904,000	3,104,321
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (B), 01/24/2031	3,036,000	3,094,523
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	3,281,000	3,321,174
		89,089,476
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,669,000	2,248,136
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.5%
Amgen, Inc.
2.80%, 08/15/2041	$ 1,754,000	$ 1,238,736
5.60%, 03/02/2043	1,781,000	1,733,717
CSL Finance PLC
4.63%, 04/27/2042 (A)	1,755,000	1,539,226
Gilead Sciences, Inc.
5.10%, 06/15/2035	2,852,000	2,857,609
Royalty Pharma PLC
2.20%, 09/02/2030	1,832,000	1,586,872
		8,956,160
Building Products - 0.4%
Holcim Finance U.S. LLC
4.75%, 09/22/2046 (A)	799,000	660,515
5.40%, 04/07/2035 (A)	1,849,000	1,846,673
Owens Corning
4.30%, 07/15/2047	2,665,000	2,108,585
Vulcan Materials Co.
5.35%, 12/01/2034	2,156,000	2,169,315
		6,785,088
Chemicals - 0.2%
Nutrien Ltd.
4.90%, 03/27/2028	1,903,000	1,929,194
OCP SA
6.75%, 05/02/2034 (A)	2,093,000	2,112,004
		4,041,198
Commercial Services & Supplies - 1.3%
ADT Security Corp.
4.13%, 08/01/2029 (A)	1,958,000	1,846,977
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	792,000	782,378
5.80%, 04/15/2034 (A)	1,004,000	1,004,358
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	4,515,000	4,744,083
Equifax, Inc.
5.10%, 12/15/2027	1,482,000	1,499,799
GXO Logistics, Inc.
2.65%, 07/15/2031	6,357,000	5,362,908
6.50%, 05/06/2034	1,701,000	1,697,698
Quanta Services, Inc.
2.90%, 10/01/2030	2,647,000	2,392,064
5.25%, 08/09/2034	629,000	619,624
Veralto Corp.
5.45%, 09/18/2033	1,710,000	1,741,674
		21,691,563
Communications Equipment - 0.8%
America Movil SAB de CV
4.38%, 07/16/2042	2,100,000	1,764,431
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,683,000	2,492,156
3.88%, 04/15/2030	2,406,000	2,317,322
5.15%, 04/15/2034	1,610,000	1,607,933
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Verizon Communications, Inc.
1.68%, 10/30/2030	$ 1,937,000	$ 1,659,882
2.99%, 10/30/2056	4,629,000	2,754,728
		12,596,452
Construction & Engineering - 0.3%
D.R. Horton, Inc.
5.00%, 10/15/2034	2,581,000	2,508,075
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	2,021,000	2,027,669
		4,535,744
Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	3,054,000	2,534,783
Lowe's Cos., Inc.
3.75%, 04/01/2032	3,993,000	3,716,006
		6,250,789
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033 (C)	1,751,000	1,811,125
Diversified REITs - 1.2%
American Tower Trust #1
3.65%, 03/15/2048 (A)	2,395,000	2,338,258
Safehold GL Holdings LLC
6.10%, 04/01/2034	2,189,000	2,202,713
SBA Tower Trust
1.63%, 05/15/2051 (A)	5,961,000	5,673,179
1.88%, 07/15/2050 (A)	1,044,000	1,021,774
VICI Properties LP
4.95%, 02/15/2030	4,298,000	4,267,147
Weyerhaeuser Co.
4.00%, 04/15/2030	3,034,000	2,933,880
WP Carey, Inc.
5.38%, 06/30/2034	2,367,000	2,317,509
		20,754,460
Electric Utilities - 1.3%
Appalachian Power Co.
3.40%, 06/01/2025	1,751,000	1,747,690
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	3,244,339	3,222,440
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	436,000	448,888
CMS Energy Corp.
4.88%, 03/01/2044	694,000	610,931
DTE Electric Co.
4.30%, 07/01/2044	5,187,000	4,310,753
Duke Energy Corp.
3.75%, 09/01/2046	4,164,000	3,009,040
Duke Energy Progress LLC
3.60%, 09/15/2047	1,939,000	1,406,931
NRG Energy, Inc.
6.00%, 02/01/2033 (A)	641,000	633,307
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	502,000	477,848
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co.
2.50%, 02/01/2031	$ 2,121,000	$ 1,827,732
Public Service Electric & Gas Co.
3.00%, 05/15/2025	1,390,000	1,388,872
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	2,225,000	2,300,203
		21,384,635
Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
5.88%, 04/10/2034	1,092,000	1,096,309
Keysight Technologies, Inc.
4.60%, 04/06/2027	1,461,000	1,462,773
4.95%, 10/15/2034	1,211,000	1,175,879
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	1,965,000	1,813,210
Tyco Electronics Group SA
5.00%, 05/09/2035 (D)	3,353,000	3,308,891
		8,857,062
Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	2,857,000	2,814,792
Financial Services - 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	3,092,000	3,077,272
4.95%, 09/10/2034	1,115,000	1,066,402
American Express Co.
Fixed until 04/25/2029, 5.53% (B), 04/25/2030	2,793,000	2,885,507
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,638,000	1,600,609
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (A)	2,074,000	2,076,417
5.75%, 11/15/2029 (A)	4,309,000	4,355,391
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (B), 01/30/2036	944,000	930,291
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	5,321,000	5,550,045
Citadel LP
6.00%, 01/23/2030 (A)	747,000	759,151
LPL Holdings, Inc.
5.70%, 05/20/2027	1,474,000	1,501,511
		23,802,596
Food Products - 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.25%, 03/15/2033 (A)	416,000	421,999
BAT Capital Corp.
6.00%, 02/20/2034	3,479,000	3,632,936
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	3,323,000	3,216,476
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Cargill, Inc.
5.13%, 02/11/2035 (A)	$ 2,503,000	$ 2,509,178
J.M. Smucker Co.
6.50%, 11/15/2043	1,464,000	1,550,520
Kroger Co.
5.00%, 09/15/2034	1,802,000	1,762,900
Philip Morris International, Inc.
4.90%, 11/01/2034	3,306,000	3,252,426
5.63%, 11/17/2029	2,482,000	2,600,064
Sysco Corp.
5.40%, 03/23/2035	1,773,000	1,771,007
Viterra Finance BV
4.90%, 04/21/2027 (A)	4,276,000	4,295,561
		25,013,067
Gas Utilities - 0.3%
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (A)	4,089,000	4,198,618
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	871,000	845,879
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	1,527,000	1,536,223
5.86%, 03/15/2030	1,544,000	1,616,318
		3,998,420
Health Care Providers & Services - 1.0%
Centene Corp.
3.38%, 02/15/2030	2,033,000	1,852,990
Cigna Group
2.40%, 03/15/2030	1,671,000	1,511,246
Elevance Health, Inc.
2.25%, 05/15/2030	1,992,000	1,784,230
HCA, Inc.
5.60%, 04/01/2034	2,345,000	2,353,966
6.00%, 04/01/2054	2,334,000	2,222,815
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,100,000	1,060,161
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	3,234,000	3,107,154
UnitedHealth Group, Inc.
5.20%, 04/15/2063	2,332,000	2,060,551
		15,953,113
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.
6.13%, 02/15/2033 (A)(C)	1,946,000	1,929,270
Hyatt Hotels Corp.
5.25%, 06/30/2029	2,285,000	2,289,559
MGM Resorts International
6.13%, 09/15/2029	3,144,000	3,130,838
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	1,832,000	1,378,776
		8,728,443
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.9%
Allstate Corp.
5.05%, 06/24/2029	$ 4,683,000	$ 4,775,774
5.25%, 03/30/2033	1,484,000	1,499,149
Aon North America, Inc.
5.75%, 03/01/2054	2,570,000	2,488,584
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	7,344,000	7,146,092
Corebridge Financial, Inc.
5.75%, 01/15/2034	1,697,000	1,731,098
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	1,254,000	1,271,021
Markel Group, Inc.
5.00%, 05/20/2049	457,000	395,499
6.00%, 05/16/2054	1,732,000	1,719,242
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,000,000	2,020,630
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	3,601,000	3,214,716
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	1,385,000	1,420,608
RGA Global Funding
5.05%, 12/06/2031 (A)	4,215,000	4,186,928
		31,869,341
Internet & Catalog Retail - 0.5%
Expedia Group, Inc.
5.40%, 02/15/2035	3,447,000	3,386,265
Meta Platforms, Inc.
4.80%, 05/15/2030	2,870,000	2,954,411
Uber Technologies, Inc.
4.80%, 09/15/2034	1,356,000	1,313,746
		7,654,422
IT Services - 0.4%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	570,000	528,065
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	2,978,000	2,805,013
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	3,582,000	3,452,057
		6,785,135
Machinery - 0.4%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	4,069,000	3,738,651
Ingersoll Rand, Inc.
5.45%, 06/15/2034	2,200,000	2,213,900
		5,952,551
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	2,295,000	1,710,574
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Comcast Corp.
2.94%, 11/01/2056	$ 1,032,000	$ 601,224
NBCUniversal Media LLC
4.45%, 01/15/2043	2,137,000	1,815,194
		4,126,992
Metals & Mining - 0.6%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	3,182,000	3,178,488
ArcelorMittal SA
6.55%, 11/29/2027	3,782,000	3,931,722
Glencore Funding LLC
2.63%, 09/23/2031 (A)	2,582,000	2,238,706
		9,348,916
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	1,423,000	1,405,932
Office REITs - 0.1%
COPT Defense Properties LP
2.00%, 01/15/2029	585,000	522,903
2.25%, 03/15/2026	769,000	750,187
		1,273,090
Oil, Gas & Consumable Fuels - 2.8%
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,991,000	1,807,725
Chevron USA, Inc.
3.25%, 10/15/2029	1,852,000	1,777,363
Diamondback Energy, Inc.
5.40%, 04/18/2034	3,192,000	3,119,510
Ecopetrol SA
7.75%, 02/01/2032	1,496,000	1,425,927
Enbridge, Inc.
5.63%, 04/05/2034	3,190,000	3,217,848
Energy Transfer LP
5.15%, 03/15/2045	1,064,000	892,829
5.55%, 02/15/2028	857,000	878,106
5.95%, 10/01/2043	824,000	765,634
Enterprise Products Operating LLC
4.25%, 02/15/2048	5,315,000	4,227,823
EQT Corp.
6.38%, 04/01/2029 (A)	1,216,000	1,246,127
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	1,972,000	1,982,373
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	1,923,000	1,953,430
Occidental Petroleum Corp.
5.20%, 08/01/2029	1,484,000	1,461,711
ONEOK, Inc.
6.10%, 11/15/2032	3,739,000	3,877,848
Ovintiv, Inc.
6.25%, 07/15/2033	2,531,000	2,488,666
Petroleos Mexicanos
6.84%, 01/23/2030	3,109,000	2,766,384
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued)
6.88%, 08/04/2026 (C)	$ 1,410,000	$ 1,392,167
7.69%, 01/23/2050	641,000	470,038
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	1,974,000	1,864,813
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,840,000	1,825,671
Shell Finance U.S., Inc.
3.75%, 09/12/2046	1,821,000	1,377,949
Shell International Finance BV
2.50%, 09/12/2026	1,988,000	1,946,689
Western Midstream Operating LP
6.15%, 04/01/2033	2,637,000	2,662,165
Williams Cos., Inc.
5.40%, 03/04/2044	698,000	639,157
		46,067,953
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	141	134
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,943,395	1,911,483
		1,911,617
Personal Care Products - 0.2%
Kenvue, Inc.
5.00%, 03/22/2030	3,143,000	3,236,534
Pharmaceuticals - 1.1%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (A)	2,554,000	2,502,725
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,129,000	1,086,269
Cardinal Health, Inc.
5.45%, 02/15/2034	1,855,000	1,871,489
CVS Health Corp.
5.25%, 01/30/2031	1,186,000	1,200,872
6.00%, 06/01/2044	2,614,000	2,530,879
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	3,638,000	3,678,851
Merck & Co., Inc.
5.00%, 05/17/2053	1,087,000	989,879
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	2,808,000	2,631,503
Viatris, Inc.
2.30%, 06/22/2027	1,585,000	1,493,299
		17,985,766
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	2,961,000	2,947,863
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	2,289,000	2,177,293
Broadcom, Inc.
3.14%, 11/15/2035 (A)	3,062,000	2,532,393
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	$ 2,528,000	$ 2,534,138
5.90%, 01/25/2033 (A)	2,594,000	2,641,499
KLA Corp.
3.30%, 03/01/2050	2,277,000	1,547,553
Microchip Technology, Inc.
5.05%, 03/15/2029	2,816,000	2,817,676
Micron Technology, Inc.
5.30%, 01/15/2031	3,014,000	3,022,217
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	1,240,000	768,836
3.40%, 05/01/2030	1,216,000	1,125,968
QUALCOMM, Inc.
3.25%, 05/20/2050	1,824,000	1,231,332
		20,398,905
Software - 1.3%
AppLovin Corp.
5.50%, 12/01/2034	2,593,000	2,586,760
Cadence Design Systems, Inc.
4.70%, 09/10/2034	1,750,000	1,711,617
Fiserv, Inc.
5.45%, 03/02/2028	2,134,000	2,183,395
Infor LLC
1.75%, 07/15/2025 (A)	3,515,000	3,489,605
Intuit, Inc.
5.50%, 09/15/2053	1,146,000	1,122,190
Oracle Corp.
3.65%, 03/25/2041	2,168,000	1,657,162
6.90%, 11/09/2052	2,702,000	2,918,674
Roper Technologies, Inc.
4.90%, 10/15/2034	2,531,000	2,455,812
Synopsys, Inc.
5.15%, 04/01/2035	1,688,000	1,689,358
5.70%, 04/01/2055	1,209,000	1,170,661
		20,985,234
Transportation Infrastructure - 0.1%
United Parcel Service, Inc.
5.15%, 05/22/2034	1,731,000	1,751,895
Total Corporate Debt Securities (Cost $507,757,726)		504,949,612
U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.5%
Federal Home Loan Mortgage Corp.
5.00%, 12/01/2035	142,423	143,828
5.50%, 04/01/2053 - 07/01/2053	13,782,255	13,764,496
6.00%, 05/01/2031	79,665	83,140
6-Month RFUCC Treasury + 1.36%,
5.98% (B), 05/01/2037	7,337	7,380
6-Month RFUCC Treasury + 1.57%,
6.31% (B), 04/01/2037	9,374	9,472
6.32% (B), 02/01/2037	1,535	1,538
1-Year RFUCC Treasury + 1.66%,
6.46% (B), 01/01/2038	40,396	41,376
1-Year RFUCC Treasury + 1.75%,
6.60% (B), 12/01/2034	4,742	4,867
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
1-Year RFUCC Treasury + 1.90%,
6.78% (B), 02/01/2041	$ 9,264	$ 9,465
6-Month RFUCC Treasury + 2.12%,
7.33% (B), 05/01/2037	3,881	3,882
1-Year RFUCC Treasury + 1.81%,
7.38% (B), 09/01/2037	6,673	6,890
1-Year RFUCC Treasury + 1.73%,
7.48% (B), 09/01/2035	99,059	101,971
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.01%, 07/25/2025	9,578,360	9,536,094
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	371,356	365,686
4.50%, 08/01/2052	10,539,859	10,079,024
5.00%, 04/01/2039 - 02/01/2054	48,755,674	47,841,244
5.50%, 04/01/2036 - 03/01/2053	12,058,066	12,089,073
6.00%, 02/01/2034 - 06/01/2054	12,614,062	12,829,389
6.50%, 06/01/2038 - 05/01/2040	600,377	628,919
6-Month RFUCC Treasury + 0.95%,
5.73% (B), 08/01/2037	379	377
6-Month RFUCC Treasury + 1.52%,
6.32% (B), 01/01/2035	2,368	2,426
1-Year RFUCC Treasury + 1.75%,
6.63% (B), 03/01/2041	8,678	8,914
7.43% (B), 08/01/2035	11,545	11,879
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (B), 02/16/2053	1,906,700	28,857
Tennessee Valley Authority
4.38%, 08/01/2034 (C)	3,485,000	3,471,703
5.88%, 04/01/2036	2,768,000	3,062,926
Uniform Mortgage-Backed Security, TBA
2.00%, 05/01/2039 - 05/01/2055 (D)	32,779,000	26,905,246
2.50%, 05/01/2039 - 05/01/2054 (D)	87,247,000	72,810,205
3.00%, 03/01/2037 - 02/01/2052 (D)	63,440,000	55,280,576
3.50%, 05/01/2039 - 03/01/2052 (D)	32,790,000	30,003,969
4.00%, 06/01/2052 (D)	32,134,000	29,874,093
4.50%, 05/01/2055 (D)	31,412,000	29,980,074
5.00%, 05/01/2054 (D)	11,369,000	11,111,114
5.50%, 05/01/2054 (D)	39,219,000	39,084,174
6.00%, 05/01/2054 (D)	13,314,000	13,492,860
Total U.S. Government Agency Obligations (Cost $425,963,684)		422,677,127
MORTGAGE-BACKED SECURITIES - 6.1%
Alternative Loan Trust
Series 2005-36, Class 2A1A, 1-Month Term SOFR + 0.73%, 5.06% (B), 08/25/2035	240,313	217,431
Series 2005-50CB, Class 1A1, 5.50%, 11/25/2035	345,833	282,698
Series 2005-51, Class 3A3A, 1-Month Term SOFR + 0.75%, 5.07% (B), 11/20/2035	279,610	239,666
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	$ 4,505,935	$ 1,631,769
Series 2007-5CB, Class 1A31, 5.50%, 04/25/2037	652,576	301,566
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 06/05/2030 (A)	1,169,474	1,123,747
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2, 5.75% (B), 11/25/2034	21,748	20,652
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	2,905,486	2,926,745
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1, 6.74% (B), 02/25/2034	3,856	3,773
Series 2005-3, Class 1A2, 1-Month Term SOFR + 0.69%, 5.02% (B), 04/25/2035	49,197	45,958
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	3,897,804	3,445,625
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	161,328	157,021
Series 2015-PS1, Class A1, 3.75% (B), 09/25/2042 (A)	123,606	119,021
Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	445,917	436,861
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	2,933,443	2,951,184
CSMC Trust
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	3,045,326	2,741,334
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A, 4.07% (B), 03/18/2035	2,303	1,993
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.65% (B), 01/13/2040 (A)	3,540,000	3,632,833
Impac CMB Trust
Series 2004-6, Class 1A1, 1-Month Term SOFR + 0.91%, 5.24% (B), 10/25/2034	1,813	1,796
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.48% (B), 08/25/2037	242,625	168,546
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1, 5.84% (B), 02/25/2034	10,325	9,386
Series 2006-S3, Class 1A12, 6.50%, 08/25/2036	150,015	45,976
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	3,465,000	3,259,186
Series 2020-1MW, Class B, 2.41% (B), 09/10/2039 (A)	5,024,000	4,688,826
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1, 5.71% (B), 11/25/2035 (A)	$ 134,466	$ 56,004
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month Term SOFR + 0.75%, 5.08% (B), 10/25/2028	1,949	1,833
Series 2004-A1, Class 2A1, 6.23% (B), 02/25/2034	26,246	24,503
Series 2005-A4, Class 2A2, 6.09% (B), 07/25/2035	29,031	25,421
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B, 4.21% (B), 08/15/2046	1,035,000	696,245
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (B), 12/25/2052 (A)	550,442	525,245
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (B), 01/25/2054 (A)	222,435	215,545
Series 2014-2A, Class A3, 3.75% (B), 05/25/2054 (A)	180,813	171,729
Series 2014-3A, Class AFX3, 3.75% (B), 11/25/2054 (A)	592,865	571,484
Series 2015-2A, Class A1, 3.75% (B), 08/25/2055 (A)	729,680	706,875
Series 2016-2A, Class A1, 3.75% (B), 11/26/2035 (A)	643,125	621,562
Series 2016-3A, Class A1B, 3.25% (B), 09/25/2056 (A)	1,350,894	1,275,038
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	1,145,407	1,111,608
Series 2017-2A, Class A3, 4.00% (B), 03/25/2057 (A)	1,313,572	1,278,466
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	1,839,407	1,779,683
Series 2017-4A, Class A1, 4.00% (B), 05/25/2057 (A)	962,125	925,868
Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	569,626	554,637
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	5,225,064	5,061,808
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	1,032,604	964,827
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	920,007	872,194
Series 2019-6A, Class A1B, 3.50% (B), 09/25/2059 (A)	1,391,708	1,320,235
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	2,892,665	2,904,029
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	3,565,961	3,586,259
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	1,277,440	1,283,777
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	2,280,256	2,303,787
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust (continued)
Series 2024-NQM7, Class A1, 6.24% (B), 03/25/2064 (A)	$ 3,891,403	$ 3,924,221
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	2,677,170	2,684,728
RALI Trust
Series 2007-QO4, Class A1A, 1-Month Term SOFR + 0.49%, 4.82% (B), 05/25/2047	226,023	200,582
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1, 4.44% (B), 07/25/2035	184,059	97,324
Series 2007-3, Class 3A1, 4.83% (B), 04/25/2047	452,560	166,767
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 5.13% (B), 01/19/2034	9,112	8,551
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	664,159	646,360
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	928,760	908,769
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	989,126	974,600
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	1,863,371	1,756,173
Series 2019-1, Class A1, 3.75% (B), 03/25/2058 (A)	4,900,932	4,761,948
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	6,799,449	6,502,700
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	2,164,527	1,964,573
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	2,895,022	2,688,161
Series 2022-4, Class A1, 3.75%, 09/25/2062 (A)	4,841,831	4,594,410
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	6,266,045	6,018,280
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A, 1-Month Term SOFR + 0.69%, 5.02% (B), 07/25/2045	15,443	14,825
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class AS, 4.01% (B), 06/15/2048	6,250,000	6,235,708
Total Mortgage-Backed Securities (Cost $104,580,001)		101,440,935
ASSET-BACKED SECURITIES - 4.4%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	1,874,545	1,882,336
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	375,484	348,199
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	$ 1,935,000	$ 1,987,297
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	3,531,044	3,595,327
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	5,200,000	5,268,670
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 5.53% (B), 10/18/2030 (A)	3,133,438	3,133,686
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.65% (B), 10/15/2037 (A)	4,000,000	3,983,432
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	5,315,000	5,409,282
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (A)	7,506,065	5,957,223
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (A)	3,792,662	3,012,267
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	1,450,259	1,483,709
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	1,742,028	1,777,048
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	3,638,864	3,680,933
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.73% (B), 10/20/2034 (A)	7,305,000	7,277,153
JG Wentworth XXI LLC
Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	152,049	150,842
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (A)	204,476	202,241
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (A)	744,526	676,142
MVW LLC
Series 2022-1A, Class A, 4.15%, 11/21/2039 (A)	3,053,919	3,026,979
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	2,561,034	2,575,196
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	151,338	151,148
RAAC Trust
Series 2007-RP4, Class A, 1-Month Term SOFR + 0.46%, 5.14% (B), 11/25/2046 (A)	322,071	290,669
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	$ 3,800,000	$ 3,862,905
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (A)	851,080	831,588
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	2,473,089	2,490,689
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	1,525,482	1,558,419
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	2,490,320	2,566,347
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	3,583,484	3,624,202
Series 2025-1A, Class A, 4.81%, 01/21/2042 (A)	1,537,711	1,547,544
Total Asset-Backed Securities (Cost $72,835,231)		72,351,473
FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Colombia - 0.2%
Colombia Government International Bonds
3.13%, 04/15/2031	3,584,000	2,881,147
Dominican Republic - 0.3%
Dominican Republic International Bonds
6.60%, 06/01/2036 (A)	4,856,000	4,761,794
Mexico - 0.2%
Mexico Government International Bonds
3.75%, 01/11/2028	2,481,000	2,417,609
Panama - 0.0% *
Panama Government International Bonds
3.88%, 03/17/2028	735,000	701,968
Peru - 0.1%
Corp. Financiera de Desarrollo SA
5.50%, 05/06/2030 (A)(D)	1,705,000	1,709,164
Total Foreign Government Obligations (Cost $12,530,962)		12,471,682
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% *
Georgia - 0.0% *
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	260,000	282,778
Total Municipal Government Obligation (Cost $304,473)		282,778
COMMERCIAL PAPER - 17.6%
Banks - 4.3%
CAFCO LLC
4.52% (E), 08/22/2025 (A)	1,950,000	1,923,015
DNB Bank ASA
4.44% (E), 07/29/2025 (A)	17,000,000	16,815,880
	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
HSBC USA, Inc.
4.71% (E), 05/19/2025 (A)	$ 10,800,000	$ 10,775,089
4.73% (E), 05/19/2025 (A)	5,000,000	4,988,467
Lloyds Bank PLC
4.48% (E), 07/07/2025	3,129,000	3,103,085
Macquarie Bank Ltd.
4.53% (E), 08/19/2025 (A)	13,630,000	13,445,737
Sheffield Receivables Co. LLC
4.47% (E), 06/11/2025 (A)	3,425,000	3,407,426
Swedbank AB
4.40% (E), 09/02/2025 (A)	17,500,000	17,239,070
		71,697,769
Capital Markets - 1.7%
Lexington Parker Capital Co. LLC
4.50% (E), 05/21/2025 (A)	8,911,000	8,888,273
Ridgefield Funding Co. LLC
4.63% (E), 06/16/2025 (A)	20,000,000	19,885,338
		28,773,611
Financial Services - 11.6%
Anglesea Funding LLC
4.50% (E), 07/18/2025 (A)	12,000,000	11,883,634
4.56% (E), 07/18/2025 (A)	700,000	693,212
4.66% (E), 05/14/2025 (A)	3,467,000	3,461,113
Atlantic Asset Securitization LLC
4.64% (E), 06/13/2025 (A)	8,000,000	7,956,626
Britannia Funding Co. LLC
4.51% (E), 06/10/2025 (A)	13,500,000	13,432,545
Cancara Asset Securitisation LLC
4.68% (E), 05/19/2025	20,000,000	19,953,656
Columbia Funding Co. LLC
4.56% (E), 07/14/2025 (A)	7,000,000	6,935,760
Concord Minutemen Capital Co. LLC
4.54% (E), 07/22/2025 (A)	10,636,000	10,526,747
4.58% (E), 07/21/2025 (A)	800,000	791,883
GTA Funding LLC
4.51% (E), 08/28/2025 (A)	10,000,000	9,853,333
4.52% (E), 07/30/2025 (A)	5,783,000	5,718,402
La Fayette Asset Securitization LLC
4.50% (E), 07/21/2025 (A)	6,450,000	6,385,249
Liberty Street Funding LLC
4.43% (E), 09/02/2025 (A)	4,700,000	4,628,820
4.68% (E), 05/19/2025 (A)	11,000,000	10,974,627
Mainbeach Funding LLC
4.50% (E), 08/27/2025 (A)	8,100,000	7,982,164
Starbird Funding Corp.
4.50% (E), 08/04/2025 (A)	10,021,000	9,903,313
Thunder Bay Funding LLC
4.58% (E), 05/16/2025 (A)	24,000,000	23,953,445
Versailles Commercial Paper LLC
4.67% (E), 06/06/2025	20,000,000	19,909,870
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Victory Receivables Corp.
4.46% (E), 05/29/2025 (A)	$ 17,500,000	$ 17,438,015
		192,382,414
Total Commercial Paper (Cost $292,897,353)		292,853,794
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 1.3%
U.S. Treasury Bills 4.16% (E), 10/09/2025	21,600,000	21,206,995
Total Short-Term U.S. Government Obligation (Cost $21,211,958)		21,206,995

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (E)	5,507,488	5,507,488
Total Other Investment Company (Cost $5,507,488)		5,507,488

Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp.,
1.80% (E), dated 04/30/2025, to be
repurchased at $29,530,764 on 05/01/2025.
Collateralized by a U.S. Government
Obligation, 3.88%, due 05/15/2043, and
with a value of $30,119,925.
$ 29,529,287	$ 29,529,287
Total Repurchase Agreement (Cost $29,529,287)	29,529,287
Total Investments (Cost $2,003,545,552)	1,972,654,738
Net Other Assets (Liabilities) - (18.9)%	(313,858,272)
Net Assets - 100.0%	$ 1,658,796,466
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$509,383,567	$—	$509,383,567
Corporate Debt Securities	—	504,949,612	—	504,949,612
U.S. Government Agency Obligations	—	422,677,127	—	422,677,127
Mortgage-Backed Securities	—	101,440,935	—	101,440,935
Asset-Backed Securities	—	72,351,473	—	72,351,473
Foreign Government Obligations	—	12,471,682	—	12,471,682
Municipal Government Obligation	—	282,778	—	282,778
Commercial Paper	—	292,853,794	—	292,853,794
Short-Term U.S. Government Obligation	—	21,206,995	—	21,206,995
Other Investment Company	5,507,488	—	—	5,507,488
Repurchase Agreement	—	29,529,287	—	29,529,287
Total Investments	$5,507,488	$1,967,147,250	$—	$1,972,654,738
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $528,927,116, representing 31.9% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $5,395,272, collateralized by cash collateral of $5,507,488. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)	Rate disclosed reflects the yield at April 30, 2025.
(F)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $1,974,016,265) (including securities loaned of $5,395,272)	$1,943,125,451
Repurchase agreement, at value (cost $29,529,287)	29,529,287
Cash collateral pledged at broker for:
TBA commitments	2,224,817
Receivables and other assets:
Investments sold	37,873,433
When-issued, delayed-delivery, forward and TBA commitments sold	25,269,308
Net income from securities lending	735
Shares of beneficial interest sold	3,348,550
Interest	12,423,407
Prepaid expenses	21,576
Total assets	2,053,816,564
Liabilities:
Cash collateral received upon return of:
Securities on loan	5,507,488
Cash collateral at broker for:
TBA commitments	82,568
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	388,244,419
Dividends and/or distributions	1,331
Shares of beneficial interest redeemed	129,592
Due to custodian	251,858
Investment management fees	514,995
Distribution and service fees	32,846
Transfer agent fees	11,180
Trustee and CCO fees	7,747
Audit and tax fees	29,070
Custody fees	125,322
Legal fees	43,574
Printing and shareholder reports fees	3,957
Other accrued expenses	34,151
Total liabilities	395,020,098
Net assets	$1,658,796,466
Net assets consist of:
Paid-in capital	$1,906,567,360
Total distributable earnings (accumulated losses)	(247,770,894)
Net assets	$1,658,796,466
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2025
(unaudited)
Net assets by class:
Class A	$1,572,614
Class C	262,911
Class I	10,466,304
Class I2	1,313,663,444
Class I3	171,230,902
Class R	13,087,722
Class R4	131,139,669
Class R6	17,372,900
Shares outstanding (unlimited shares, no par value):
Class A	182,978
Class C	30,686
Class I	1,225,666
Class I2	153,220,691
Class I3	19,942,093
Class R	1,520,844
Class R4	15,260,075
Class R6	2,022,592
Net asset value per share: (A)
Class A	$8.59
Class C	8.57
Class I	8.54
Class I2	8.57
Class I3	8.59
Class R	8.61
Class R4	8.59
Class R6	8.59
Maximum offering price per share: (B)
Class A	$9.02

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Interest income	$41,981,930
Net income from securities lending	25,085
Withholding taxes on foreign income	161
Total investment income	42,007,176
Expenses:
Investment management fees	3,345,967
Distribution and service fees:
Class A	1,668
Class C	1,281
Class R	36,647
Class R4	157,901
Transfer agent fees:
Class A	571
Class C	161
Class I	5,208
Class I2	52,366
Class I3	7,382
Class R	160
Class R4	4,737
Class R6	568
Trustee and CCO fees	37,609
Audit and tax fees	29,404
Custody fees	92,194
Legal fees	72,415
Printing and shareholder reports fees	28,966
Registration fees	45,202
Other	77,448
Total expenses before waiver and/or reimbursement and recapture	3,997,855
Expenses waived and/or reimbursed:
Class C	(34)
Class I	(4,511)
Class R4	(17,856)
Recapture of previously waived and/or reimbursed fees:
Class C	1
Class R4	315
Net expenses	3,975,770
Net investment income (loss)	38,031,406
Net realized gain (loss) on:
Investments	(26,921,510)
Net change in unrealized appreciation (depreciation) on:
Investments	24,361,407
Net realized and change in unrealized gain (loss)	(2,560,103)
Net increase (decrease) in net assets resulting from operations	$35,471,303
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$38,031,406	$94,371,815
Net realized gain (loss)	(26,921,510)	(10,229,176)
Net change in unrealized appreciation (depreciation)	24,361,407	141,565,617
Net increase (decrease) in net assets resulting from operations	35,471,303	225,708,256
Dividends and/or distributions to shareholders:
Class A	(27,005)	(47,371)
Class C	(4,191)	(8,942)
Class I	(218,541)	(385,537)
Class I2	(30,446,289)	(77,237,871)
Class I3	(4,265,885)	(11,165,342)
Class R	(281,444)	(803,044)
Class R4	(2,620,639)	(4,996,071)
Class R6	(331,684)	(407,508)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(38,195,678)	(95,051,686)
Capital share transactions:
Proceeds from shares sold:
Class A	627,481	1,235,294
Class C	18,680	296,064
Class I	2,233,014	10,158,298
Class I2	87,855,220	61,109,540
Class I3	11,472,336	27,873,703
Class R	2,528,204	1,334,365
Class R4	13,367,505	17,689,827
Class R6	4,598,751	12,764,292
	122,701,191	132,461,383
Dividends and/or distributions reinvested:
Class A	18,914	41,150
Class C	4,191	8,870
Class I	218,541	383,021
Class I2	30,446,289	77,237,616
Class I3	4,265,885	11,165,342
Class R	279,440	803,044
Class R4	2,620,639	4,996,071
Class R6	331,680	407,520
	38,185,579	95,042,634
Cost of shares redeemed:
Class A	(630,289)	(538,901)
Class C	(54,673)	(359,224)
Class I	(1,480,420)	(3,308,848)
Class I2	(326,322,781)	(524,131,034)
Class I3	(108,519,206)	(20,950,151)
Class R	(9,696,745)	(3,254,252)
Class R4	(11,244,213)	(10,496,460)
Class R6	(1,768,764)	(3,436,696)
	(459,717,091)	(566,475,566)
Automatic conversions:
Class A	1,069	6,508
Class C	(1,069)	(6,508)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(298,830,321)	(338,971,549)
Net increase (decrease) in net assets	(301,554,696)	(208,314,979)
Net assets:
Beginning of period/year	1,960,351,162	2,168,666,141
End of period/year	$1,658,796,466	$1,960,351,162
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	73,271	143,096
Class C	2,173	33,925
Class I	262,491	1,212,073
Class I2	10,367,946	7,133,859
Class I3	1,345,257	3,233,745
Class R	294,894	154,324
Class R4	1,559,346	2,054,201
Class R6	538,001	1,490,158
	14,443,379	15,455,381
Shares reinvested:
Class A	2,205	4,785
Class C	490	1,036
Class I	25,643	44,844
Class I2	3,557,379	9,008,633
Class I3	497,568	1,299,384
Class R	32,512	93,306
Class R4	305,461	581,080
Class R6	38,679	47,332
	4,459,937	11,080,400
Shares redeemed:
Class A	(73,492)	(62,124)
Class C	(6,401)	(41,619)
Class I	(174,064)	(391,134)
Class I2	(38,238,060)	(61,016,293)
Class I3	(12,725,335)	(2,443,486)
Class R	(1,136,130)	(377,946)
Class R4	(1,313,692)	(1,221,973)
Class R6	(207,137)	(397,839)
	(53,874,311)	(65,952,414)
Automatic conversions:
Class A	125	776
Class C	(126)	(779)
	(1)	(3)
Net increase (decrease) in shares outstanding:
Class A	2,109	86,533
Class C	(3,864)	(7,437)
Class I	114,070	865,783
Class I2	(24,312,735)	(44,873,801)
Class I3	(10,882,510)	2,089,643
Class R	(808,724)	(130,316)
Class R4	551,115	1,413,308
Class R6	369,543	1,139,651
	(34,970,996)	(39,416,636)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$8.60	$8.12	$8.41
Investment operations:
Net investment income (loss) (B)	0.17	0.35	0.33
Net realized and unrealized gain (loss)	(0.01)	0.48	(0.31)
Total investment operations	0.16	0.83	0.02
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.35)	(0.31)
Net asset value, end of period/year	$8.59	$8.60	$8.12
Total return (C)	1.90%(D)	10.32%	0.09%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,572	$1,555	$766
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(E)	0.74%	0.81%(E)
Including waiver and/or reimbursement and recapture	0.76%(E)	0.74%	0.81%(E)(F)
Net investment income (loss) to average net assets	4.02%(E)	4.05%	3.93%(E)
Portfolio turnover rate	36%(D)	56%	57%

(A)	Commenced operations on November 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$8.57	$8.09	$8.42
Investment operations:
Net investment income (loss) (B)	0.14	0.28	0.27
Net realized and unrealized gain (loss)	(0.00)(C)	0.48	(0.34)
Total investment operations	0.14	0.76	(0.07)
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.28)	(0.26)
Net asset value, end of period/year	$8.57	$8.57	$8.09
Total return (D)	1.63%(E)	9.49%	(0.99)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$263	$296	$340
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.55%(F)	1.53%	1.47%(F)
Including waiver and/or reimbursement and recapture	1.52%(F)	1.51%	1.47%(F)
Net investment income (loss) to average net assets	3.25%(F)	3.27%	3.14%(F)
Portfolio turnover rate	36%(E)	56%	57%

(A)	Commenced operations on November 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$8.54	$8.08	$8.39
Investment operations:
Net investment income (loss) (B)	0.18	0.37	0.35
Net realized and unrealized gain (loss)	(0.00)(C)	0.46	(0.32)
Total investment operations	0.18	0.83	0.03
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.37)	(0.34)
Net asset value, end of period/year	$8.54	$8.54	$8.08
Total return	2.18%(D)	10.38%	0.23%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,466	$9,498	$1,985
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.53%(E)	0.53%	0.53%(E)
Including waiver and/or reimbursement and recapture	0.44%(E)(F)	0.44%(F)	0.44%(E)(F)
Net investment income (loss) to average net assets	4.34%(E)	4.35%	4.19%(E)
Portfolio turnover rate	36%(D)	56%	57%

(A)	Commenced operations on November 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.58	$8.10	$8.37	$10.34	$10.85	$10.50
Investment operations:
Net investment income (loss) (A)	0.18	0.37	0.34	0.23	0.19	0.23
Net realized and unrealized gain (loss)	(0.01)	0.49	(0.27)	(1.80)	(0.14)	0.37
Total investment operations	0.17	0.86	0.07	(1.57)	0.05	0.60
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.38)	(0.34)	(0.23)	(0.20)	(0.25)
Net realized gains	—	—	—	(0.17)	(0.36)	—
Total dividends and/or distributions to shareholders	(0.18)	(0.38)	(0.34)	(0.40)	(0.56)	(0.25)
Net asset value, end of period/year	$8.57	$8.58	$8.10	$8.37	$10.34	$10.85
Total return	2.06%(B)	10.67%	0.74%	(15.67)%	0.45%	5.74%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,313,663	$1,523,300	$1,800,512	$1,974,697	$1,131,283	$1,275,122
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43%(C)	0.44%	0.43%	0.42%	0.41%	0.42%
Including waiver and/or reimbursement and recapture	0.43%(C)	0.44%	0.43%	0.42%	0.41%	0.42%
Net investment income (loss) to average net assets	4.34%(C)	4.36%	3.96%	2.49%	1.81%	2.16%
Portfolio turnover rate	36%(B)	56%	57%	64%	48%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.59	$8.11	$8.38	$10.36	$10.87	$10.51
Investment operations:
Net investment income (loss) (A)	0.18	0.37	0.34	0.22	0.19	0.23
Net realized and unrealized gain (loss)	0.01 (B)	0.49	(0.27)	(1.80)	(0.14)	0.38
Total investment operations	0.19	0.86	0.07	(1.58)	0.05	0.61
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.38)	(0.34)	(0.23)	(0.20)	(0.25)
Net realized gains	—	—	—	(0.17)	(0.36)	—
Total dividends and/or distributions to shareholders	(0.19)	(0.38)	(0.34)	(0.40)	(0.56)	(0.25)
Net asset value, end of period/year	$8.59	$8.59	$8.11	$8.38	$10.36	$10.87
Total return	2.18%(C)	10.66%	0.74%	(15.74)%	0.45%	5.83%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$171,231	$264,926	$233,018	$248,167	$369,100	$385,809
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43%(D)	0.44%	0.43%	0.42%	0.41%	0.42%
Including waiver and/or reimbursement and recapture	0.43%(D)	0.44%	0.43%	0.42%	0.41%	0.42%
Net investment income (loss) to average net assets	4.31%(D)	4.36%	3.97%	2.36%	1.81%	2.14%
Portfolio turnover rate	36%(C)	56%	57%	64%	48%	46%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.61	$8.13	$8.39	$10.37	$10.88	$10.52
Investment operations:
Net investment income (loss) (A)	0.16	0.33	0.30	0.18	0.14	0.18
Net realized and unrealized gain (loss)	(0.00) (B)	0.49	(0.26)	(1.81)	(0.15)	0.37
Total investment operations	0.16	0.82	0.04	(1.63)	(0.01)	0.55
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.34)	(0.30)	(0.18)	(0.14)	(0.19)
Net realized gains	—	—	—	(0.17)	(0.36)	—
Total dividends and/or distributions to shareholders	(0.16)	(0.34)	(0.30)	(0.35)	(0.50)	(0.19)
Net asset value, end of period/year	$8.61	$8.61	$8.13	$8.39	$10.37	$10.88
Total return	1.93%(C)	10.10%	0.33%	(16.15)%	(0.05)%	5.29%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,088	$20,060	$19,987	$23,157	$31,469	$42,002
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93%(D)	0.93%	0.93%	0.92%	0.91%	0.92%
Including waiver and/or reimbursement and recapture	0.93%(D)	0.93%	0.93%	0.92%	0.91%	0.92%
Net investment income (loss) to average net assets	3.82%(D)	3.86%	3.47%	1.88%	1.32%	1.64%
Portfolio turnover rate	36%(C)	56%	57%	64%	48%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.60	$8.11	$8.39	$10.36	$10.87	$10.52
Investment operations:
Net investment income (loss) (A)	0.18	0.36	0.32	0.20	0.16	0.20
Net realized and unrealized gain (loss)	(0.01)	0.49	(0.28)	(1.79)	(0.14)	0.37
Total investment operations	0.17	0.85	0.04	(1.59)	0.02	0.57
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.36)	(0.32)	(0.21)	(0.17)	(0.22)
Net realized gains	—	—	—	(0.17)	(0.36)	—
Total dividends and/or distributions to shareholders	(0.18)	(0.36)	(0.32)	(0.38)	(0.53)	(0.22)
Net asset value, end of period/year	$8.59	$8.60	$8.11	$8.39	$10.36	$10.87
Total return	1.95% (B)	10.54%	0.38%	(15.85)%	0.21%	5.49%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$131,140	$126,506	$107,894	$102,515	$152,590	$162,185
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68%(C)	0.69%	0.68%	0.67%	0.66%	0.67%
Including waiver and/or reimbursement and recapture	0.65%(C)	0.66%(D)	0.66%(D)	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets	4.13%(C)	4.13%	3.76%	2.14%	1.57%	1.90%
Portfolio turnover rate	36%(B)	56%	57%	64%	48%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes interest expenses outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$8.60	$8.11	$8.38	$10.36	$10.35
Investment operations:
Net investment income (loss) (B)	0.18	0.38	0.35	0.26	0.08
Net realized and unrealized gain (loss)	(0.00)(C)	0.49	(0.27)	(1.84)	0.01 (D)
Total investment operations	0.18	0.87	0.08	(1.58)	0.09
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.38)	(0.35)	(0.23)	(0.08)
Net realized gains	—	—	—	(0.17)	—
Total dividends and/or distributions to shareholders	(0.19)	(0.38)	(0.35)	(0.40)	(0.08)
Net asset value, end of period/year	$8.59	$8.60	$8.11	$8.38	$10.36
Total return	2.06%(E)	10.81%	0.76%	(15.74)%	0.89%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,373	$14,210	$4,164	$693	$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43%(F)	0.44%	0.43%	0.42%	0.41%(F)
Including waiver and/or reimbursement and recapture	0.43%(F)	0.44%	0.43%	0.42%	0.41%(F)
Net investment income (loss) to average net assets	4.36%(F)	4.37%	4.12%	2.99%	1.78%(F)
Portfolio turnover rate	36%(E)	56%	57%	64%	48%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(E)	Not annualized.
(F)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Core Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$3,000,417	$—	$—	$—	$3,000,417
U.S. Government Agency Obligations	2,507,071	—	—	—	2,507,071
Total Securities Lending Transactions	$5,507,488	$—	$—	$—	$5,507,488
Total Borrowings	$5,507,488	$—	$—	$—	$5,507,488
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,553,297,011	93.64%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2 billion	0.380%
Over $2 billion up to $3.5 billion	0.365
Over $3.5 billion up to $5 billion	0.360
Over $5 billion	0.355
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2025
Class A	0.79%	March 1, 2026
Class C	1.52	March 1, 2026
Class I	0.56	March 1, 2026
Class I2	0.47	March 1, 2026
Class I3, Class R6	0.46	March 1, 2026
Class R	1.00	March 1, 2026
Class R4	0.65	March 1, 2026
Prior to March 1, 2025
Class A	0.85
Class C	1.52
Class I	0.56
Class I2	0.47
Class I3, Class R6	0.46
Class R	1.00
Class R4	0.65
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class C	$—	$—	$59	$34	$93
Class R4	14,569	29,293	26,801	17,856	88,519

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$6,781	$—
Class C	—	210
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
TAM has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2026.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$70,922	$11,079
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$134,000,063	$377,264,742	$369,731,720	$382,445,701
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$2,003,545,552	$13,334,313	$(44,225,127)	$(30,890,814)
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Core Bond

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453849 TA CORE BOND 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Emerging Markets Debt
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 57.5%
Angola - 0.4%
Angola Government International Bonds
8.75%, 04/14/2032 (A)	$ 870,000	$ 670,892
9.13%, 11/26/2049 (A)	400,000	278,000
		948,892
Argentina - 2.6%
Argentina Republic Government International Bonds
0.75% (B), 07/09/2030	1,592,800	1,218,492
3.50% (B), 07/09/2041	1,025,000	628,975
4.13% (B), 07/09/2035 - 07/09/2046	3,213,864	2,100,280
5.00%, 01/09/2038	1,150,000	804,566
Provincia de Buenos Aires Government Bonds
6.63%, 09/01/2037 (C)	1,867,686	1,251,350
		6,003,663
Bahrain - 0.4%
Kingdom of Bahrain
6.25%, 07/07/2033	920,000	920,000
Brazil - 4.2%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2027 - 01/01/2035	BRL 63,562,000	9,663,994
China - 0.8%
China Government Bonds
3.27%, 11/19/2030	CNY 12,500,000	1,887,465
Colombia - 1.9%
Colombia Government International Bonds
3.25%, 04/22/2032	$ 2,220,000	1,710,406
8.50%, 04/25/2035	315,000	319,951
Colombia TES
7.00%, 03/26/2031	COP 3,997,000,000	767,729
Series B, 11.50%, 07/25/2046	3,446,000,000	734,467
Series B, 13.25%, 02/09/2033	3,063,500,000	773,412
		4,305,965
Cote d'Ivoire - 1.9%
Ivory Coast Government International Bonds
4.88%, 01/30/2032 (C)	EUR 793,000	776,103
8.08%, 04/01/2036 (A)	$ 1,770,000	1,643,787
8.25%, 01/30/2037 (A)	2,005,000	1,855,226
		4,275,116
Czech Republic - 0.2%
Czech Republic Government Bonds
Series 142, 1.95%, 07/30/2037	CZK 14,340,000	508,250
Dominican Republic - 1.6%
Dominican Republic International Bonds
6.95%, 03/15/2037 (A)	$ 2,325,000	2,308,260
11.25%, 09/15/2035 (A)	DOP 71,900,000	1,267,694
		3,575,954
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ecuador - 0.7%
Ecuador Government International Bonds
5.50% (B), 07/31/2035 (C)	$ 2,340,000	$ 1,403,328
6.90%, 07/31/2030 (C)	270,000	201,785
		1,605,113
Egypt - 0.7%
Egypt Government International Bonds
7.05%, 01/15/2032 (A)	1,150,000	960,250
7.30%, 09/30/2033 (A)	890,000	718,372
		1,678,622
El Salvador - 0.7%
El Salvador Government International Bonds
9.65%, 11/21/2054 (A)	1,550,000	1,536,191
Ghana - 0.5%
Ghana Government International Bonds
Zero Coupon, 07/03/2026 - 01/03/2030 (C)	90,382	73,605
Zero Coupon, 01/03/2030 (A)	45,039	34,238
5.00% (B), 07/03/2035 (C)	1,386,280	942,671
		1,050,514
Hungary - 1.6%
Hungary Government Bonds
3.00%, 10/27/2038	HUF 820,880,000	1,515,205
Hungary Government International Bonds
6.25%, 09/22/2032 (A)	$ 1,215,000	1,252,143
MFB Magyar Fejlesztesi Bank Zrt
6.50%, 06/29/2028 (C)	790,000	812,132
		3,579,480
Indonesia - 2.2%
Indonesia Treasury Bonds
7.13%, 06/15/2038	IDR 28,549,000,000	1,731,789
8.25%, 05/15/2036	25,031,000,000	1,648,714
8.38%, 03/15/2034	26,896,000,000	1,775,978
		5,156,481
Israel - 0.3%
Israel Government International Bonds
2.75%, 07/03/2030	$ 700,000	620,823
Jamaica - 0.3%
Jamaica Government International Bonds
8.00%, 03/15/2039	530,000	600,315
Kenya - 0.5%
Republic of Kenya Government International Bonds
9.50%, 03/05/2036 (A)	1,370,000	1,215,533
Lebanon - 0.5%
Lebanon Government International Bonds
6.85%, 05/25/2029 (C)(D)	4,245,000	725,895
7.15%, 11/20/2031 (C)(D)	1,880,000	321,997
		1,047,892
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Malaysia - 0.3%
Malaysia Government Bonds
4.70%, 10/15/2042	MYR 2,725,000	$ 694,395
Mexico - 6.9%
Mexico Bonos
7.75%, 11/23/2034	MXN 50,830,000	2,337,187
8.00%, 11/07/2047 - 07/31/2053	69,866,000	2,920,246
Series M-30, 10.00%, 11/20/2036	48,895,800	2,606,172
Mexico Government International Bonds
6.88%, 05/13/2037	$ 3,400,000	3,432,645
7.38%, 05/13/2055	4,575,000	4,527,836
		15,824,086
Morocco - 0.5%
Morocco Government International Bonds
3.00%, 12/15/2032 (A)	1,335,000	1,100,762
Nigeria - 0.7%
Nigeria Government International Bonds
7.14%, 02/23/2030 (A)	790,000	692,870
8.25%, 09/28/2051 (A)	730,000	543,850
10.38%, 12/09/2034 (A)	440,000	415,483
		1,652,203
Pakistan - 0.6%
Pakistan Global Sukuk Programme Co. Ltd.
7.95%, 01/31/2029 (A)	420,000	368,865
Pakistan Government International Bonds
6.88%, 12/05/2027 (A)(E)	250,000	219,568
8.88%, 04/08/2051 (A)	1,135,000	805,850
		1,394,283
Panama - 0.4%
Panama Government International Bonds
4.30%, 04/29/2053	1,000,000	607,837
4.50%, 01/19/2063	525,000	317,665
		925,502
Papua New Guinea - 0.4%
Papua New Guinea Government International Bonds
8.38%, 10/04/2028 (C)	1,015,000	985,748
Paraguay - 0.2%
Paraguay Government International Bonds
8.50%, 03/04/2035 (A)	PYG 3,517,000,000	431,910
Peru - 0.9%
Peru Government Bonds
7.60%, 08/12/2039 (C)	PEN 4,885,000	1,384,341
Peru Government International Bonds
6.90%, 08/12/2037 (A)	2,814,000	758,211
		2,142,552
Philippines - 1.7%
Philippines Government Bonds
6.25%, 01/25/2034	PHP 30,450,000	545,285
6.88%, 05/23/2044	30,450,000	568,811
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Philippines (continued)
Philippines Government International Bonds
5.50%, 02/04/2035	$ 2,800,000	$ 2,885,347
		3,999,443
Poland - 4.3%
Bank Gospodarstwa Krajowego
6.25%, 07/09/2054 (A)	1,000,000	998,615
Republic of Poland Government Bonds
Series 0432, 1.75%, 04/25/2032	PLN 8,227,000	1,776,049
Series 0726, 2.50%, 07/25/2026	8,585,000	2,223,378
Series 0728, 7.50%, 07/25/2028	5,925,000	1,709,760
Republic of Poland Government International Bonds
5.50%, 03/18/2054	$ 3,290,000	3,071,714
		9,779,516
Republic of South Africa - 3.4%
Republic of South Africa Government Bonds
8.25%, 03/31/2032	ZAR 14,673,570	731,867
8.50%, 01/31/2037	31,574,000	1,406,750
8.75%, 02/28/2048	8,743,387	358,333
8.88%, 02/28/2035	28,033,000	1,351,462
11.63%, 03/31/2053	25,475,000	1,362,926
Republic of South Africa Government International Bonds
5.75%, 09/30/2049	$ 2,080,000	1,489,945
7.95%, 11/19/2054 (A)	1,100,000	1,006,299
		7,707,582
Romania - 1.0%
Romania Government Bonds
7.35%, 04/28/2031	RON 3,690,000	831,807
Romania Government International Bonds
5.75%, 03/24/2035 (A)	$ 1,580,000	1,401,376
		2,233,183
Saudi Arabia - 2.1%
Saudi Government International Bonds
5.13%, 01/13/2028 (A)	1,040,000	1,056,068
5.63%, 01/13/2035 (A)	1,750,000	1,809,938
5.75%, 01/16/2054 (A)	2,183,000	2,063,808
		4,929,814
Serbia - 0.5%
Serbia International Bonds
2.05%, 09/23/2036 (A)	EUR 790,000	652,187
6.00%, 06/12/2034 (A)	$ 505,000	499,445
		1,151,632
Sri Lanka - 0.7%
Sri Lanka Government International Bonds
3.10% (B), 01/15/2030 (A)	625,184	509,359
3.35% (B), 03/15/2033 (A)(E)	265,162	183,625
3.35% (B), 03/15/2033 (C)	1,160,000	803,300
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sri Lanka (continued)
Sri Lanka Government International Bonds (continued)
3.60% (B), 05/15/2036 (A)	$ 124,262	$ 86,362
4.00%, 04/15/2028 (A)	111,731	102,379
		1,685,025
Supranational - 4.0%
Africa Finance Corp.
5-Year CMT + 3.02%, 7.50% (F), 01/21/2030 (A)(G)	1,110,000	1,083,915
Asian Development Bank
6.20%, 10/06/2026	INR 38,300,000	451,832
Asian Infrastructure Investment Bank
4.25%, 01/27/2027 (C)	PHP 59,400,000	1,049,420
6.00%, 12/08/2031 (C)	INR 96,500,000	1,098,476
6.96%, 01/14/2035 (C)	92,000,000	1,122,623
Banque Ouest Africaine de Developpement
5-Year CMT + 4.22%, 8.20% (F), 02/13/2055 (A)	$ 1,130,000	1,121,480
European Bank for Reconstruction & Development
Zero Coupon, 02/04/2035	TRY 522,000,000	1,554,009
6.25%, 04/11/2028	INR 65,900,000	773,401
Inter-American Development Bank
7.00%, 04/17/2033	78,000,000	946,869
		9,202,025
Suriname - 0.3%
Suriname Government International Bonds
9.00% (F), 12/31/2050 (A)	$ 575,000	605,763
Turkey - 3.0%
Istanbul Metropolitan Municipality
10.50%, 12/06/2028 (A)	945,000	1,004,289
Republic of Turkiye
6.50%, 01/03/2035	1,550,000	1,418,103
Turkiye Government Bonds
12.60%, 10/01/2025	TRY 102,470,438	2,369,137
Turkiye Government International Bonds
5.75%, 05/11/2047	$ 2,130,000	1,539,008
7.13%, 07/17/2032	500,000	486,690
		6,817,227
Ukraine - 0.7%
Ukraine Government International Bonds
0.00%, 02/01/2030 (A)	310,732	155,055
0.00%, 08/01/2041 (C)	860,000	612,308
1.75% (B), 02/01/2034 - 02/01/2035 (A)	1,782,171	896,147
		1,663,510
Uzbekistan - 0.9%
Republic of Uzbekistan International Bonds
3.70%, 11/25/2030 (C)	1,200,000	1,030,206
15.50%, 02/25/2028 (A)	UZS 14,790,000,000	1,142,275
		2,172,481
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Venezuela - 0.1%
Venezuela Government International Bonds
9.00%, 05/07/2023 (C)(D)	$ 1,440,000	$ 208,800
Zambia - 1.9%
Zambia Government Bonds
Series 15Y, 14.00%, 06/01/2035 - 12/26/2038	ZMW 31,605,000	858,863
Zambia Government International Bonds
0.50%, 12/31/2053 (A)	$ 2,310,000	1,316,007
0.50%, 12/31/2053 (C)(E)	802,384	457,118
5.75% (B), 06/30/2033 (C)	2,014,841	1,750,292
		4,382,280
Total Foreign Government Obligations (Cost $133,371,893)		131,869,985
CORPORATE DEBT SECURITIES - 35.1%
Brazil - 0.7%
Samarco Mineracao SA
PIK Rate 9.00%, Cash Rate 0.00%, 06/30/2031 (C)(H)	1,604,682	1,510,304
Canada - 0.7%
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (A)	448,000	442,506
8.63%, 06/01/2031 (A)(E)	1,050,000	1,064,037
		1,506,543
Cayman Islands - 3.1%
Alibaba Group Holding Ltd.
4.00%, 12/06/2037	605,000	521,343
5.25%, 05/26/2035 (A)	1,040,000	1,033,396
Health & Happiness H&H International Holdings Ltd.
9.13%, 07/24/2028 (C)	500,000	499,456
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	690,000	672,743
8.25%, 11/29/2031 (A)(E)	850,000	818,479
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/2031 (A)	900,000	948,214
Longfor Group Holdings Ltd.
4.50%, 01/16/2028 (C)	850,000	750,175
Melco Resorts Finance Ltd.
5.38%, 12/04/2029 (A)	750,000	676,859
Vale Overseas Ltd.
6.40%, 06/28/2054	1,300,000	1,255,101
		7,175,766
Chile - 2.2%
AES Andes SA
6.25%, 03/14/2032 (A)(E)	1,060,000	1,059,794
Alfa Desarrollo SpA
4.55%, 09/27/2051 (A)	1,249,878	918,725
Chile Electricity PEC SpA
Zero Coupon, 01/25/2028 (C)	808,560	700,213
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/2034 (A)	1,150,000	1,112,050
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile (continued)
Telefonica Moviles Chile SA
3.54%, 11/18/2031 (A)	$ 850,000	$ 562,862
WOM Mobile SA
PIK Rate 12.50%, Cash Rate 5.50%, 04/01/2031 (A)(H)	625,457	628,853
		4,982,497
Colombia - 0.2%
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030 (A)	460,000	405,665
India - 2.1%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/2031 (A)	800,000	643,629
4.20%, 08/04/2027 (A)	470,000	442,758
Adani Transmission Step-One Ltd.
4.00%, 08/03/2026 (C)	990,000	953,069
IIFL Finance Ltd.
8.75%, 07/24/2028 (A)	850,000	807,500
Muthoot Finance Ltd.
6.38%, 04/23/2029 (A)	900,000	869,584
SAEL Ltd.
7.80%, 07/31/2031 (C)	194,250	183,879
Sammaan Capital Ltd.
9.70%, 07/03/2027 (A)	900,000	883,354
		4,783,773
Ireland - 0.0% *
Sovcombank Via SovCom Capital DAC
Fixed until 02/17/2027 (G), 7.60% (A)(F)	640,000	23,120
Isle of Man - 0.3%
AngloGold Ashanti Holdings PLC
6.50%, 04/15/2040	760,000	765,436
Israel - 0.1%
Leviathan Bond Ltd.
6.75%, 06/30/2030 (C)	320,000	309,208
Jersey, Channel Islands - 0.4%
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034 (C)	1,032,010	907,705
Luxembourg - 4.0%
Chile Electricity Lux MPC II SARL
5.67%, 10/20/2035 (A)	610,000	610,811
Chile Electricity Lux MPC SARL
6.01%, 01/20/2033 (A)	930,000	958,365
EIG Pearl Holdings SARL
4.39%, 11/30/2046 (A)	1,800,000	1,391,047
Greensaif Pipelines Bidco SARL
6.10%, 08/23/2042 (A)	1,250,000	1,238,607
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031 (A)	1,187,633	918,041
Movida Europe SA
7.85%, 04/11/2029 (A)(E)	1,050,000	924,568
Nexa Resources SA
6.60%, 04/08/2037 (A)	775,000	764,948
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg (continued)
Puma International Financing SA
7.75%, 04/25/2029 (A)	$ 500,000	$ 495,938
Raizen Fuels Finance SA
6.70%, 02/25/2037 (A)	720,000	704,786
Saavi Energia SARL
8.88%, 02/10/2035 (A)	1,250,000	1,256,250
		9,263,361
Malaysia - 1.3%
Petronas Capital Ltd.
4.95%, 01/03/2031 (A)	1,470,000	1,489,189
5.85%, 04/03/2055 (A)	1,570,000	1,560,986
		3,050,175
Mexico - 4.9%
America Movil SAB de CV
6.13%, 03/30/2040	450,000	464,065
Banco Mercantil del Norte SA
Fixed until 05/20/2031 (G), 8.38% (A)(F)	345,000	339,596
Fixed until 05/20/2035 (G), 8.75% (A)(F)	1,130,000	1,126,748
Banco Nacional de Comercio Exterior SNC
5.88%, 05/07/2030 (A)(I)	750,000	746,640
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
Fixed until 02/11/2030, 7.63% (F), 02/11/2035 (A)	530,000	532,650
Fixed until 06/29/2033, 8.45% (F), 06/29/2038 (A)	590,000	612,872
Orbia Advance Corp. SAB de CV
6.80%, 05/13/2030 (A)(I)	900,000	899,397
7.50%, 05/13/2035 (A)(I)	810,000	811,693
Petroleos Mexicanos
6.50%, 03/13/2027	1,290,000	1,260,355
6.84%, 01/23/2030	2,645,000	2,353,517
7.69%, 01/23/2050	2,905,000	2,130,203
		11,277,736
Morocco - 0.8%
OCP SA
6.10%, 04/30/2030 (A)	860,000	860,944
7.50%, 05/02/2054 (A)	970,000	953,025
		1,813,969
Multi-National - 1.0%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
7.88%, 02/03/2030 (A)(E)	1,110,000	1,106,772
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S.
PIK Rate 1.50%, Cash Rate 9.00%, 05/25/2027 (H)	1,082,533	1,082,533
		2,189,305
Netherlands - 2.4%
Braskem Netherlands Finance BV
8.00%, 10/15/2034 (A)	1,135,000	1,012,704
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	$ 515,607	$ 515,461
MV24 Capital BV
6.75%, 06/01/2034 (A)	616,722	587,817
Prosus NV
3.83%, 02/08/2051 (A)	1,550,000	972,021
4.99%, 01/19/2052 (A)	1,220,000	915,824
VEON Holdings BV
3.38%, 11/25/2027 (C)	610,000	547,066
Yinson Boronia Production BV
8.95%, 07/31/2042 (A)	1,040,739	1,066,758
		5,617,651
Nigeria - 0.4%
SEPLAT Energy PLC
9.13%, 03/21/2030 (A)	1,040,000	991,640
Northern Mariana Islands - 0.4%
Greenko Wind Projects Mauritius Ltd.
7.25%, 09/27/2028 (A)	470,000	454,641
HTA Group Ltd.
7.50%, 06/04/2029 (A)	500,000	501,250
		955,891
Peru - 0.6%
Banco de Credito del Peru SA
Fixed until 04/30/2030, 6.45% (F), 07/30/2035 (A)	680,000	678,293
Peru LNG SRL
5.38%, 03/22/2030 (C)	833,400	753,574
		1,431,867
Poland - 0.4%
ORLEN SA
6.00%, 01/30/2035 (A)	940,000	950,518
Republic of Korea - 0.2%
LG Energy Solution Ltd.
5.88%, 04/02/2035 (A)	500,000	488,172
Republic of South Africa - 0.4%
Eskom Holdings SOC Ltd.
7.50%, 09/15/2033	ZAR 20,000,000	850,677
Saudi Arabia - 0.4%
Saudi Arabian Oil Co.
5.88%, 07/17/2064 (A)	$ 1,000,000	920,640
Singapore - 0.5%
LLPL Capital Pte. Ltd.
6.88%, 02/04/2039 (A)	1,163,520	1,145,803
Spain - 0.4%
AL Candelaria Spain SA
5.75%, 06/15/2033 (A)	1,075,000	881,822
Thailand - 0.6%
Bangkok Bank PCL
Fixed until 03/25/2035, 6.06% (F), 03/25/2040 (A)	1,470,000	1,449,410
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Togo - 0.3%
Ecobank Transnational, Inc.
10.13%, 10/15/2029 (A)	$ 780,000	$ 803,400
Turkey - 2.3%
Akbank TAS
Fixed until 06/04/2030, 7.88% (F), 09/04/2035 (A)	590,000	575,809
GDZ Elektrik Dagitim AS
9.00%, 10/15/2029 (A)	500,000	468,060
Limak Yenilenebilir Enerji AS
9.63%, 08/12/2030 (A)	710,000	690,475
TAV Havalimanlari Holding AS
8.50%, 12/07/2028 (A)	600,000	613,800
TC Ziraat Bankasi AS
7.25%, 02/04/2030 (A)(E)	900,000	885,766
Turkiye Garanti Bankasi AS
Fixed until 02/28/2029, 8.38% (F), 02/28/2034 (A)	860,000	853,980
Yapi ve Kredi Bankasi AS
Fixed until 04/04/2029 (G), 9.74% (A)(F)	1,080,000	1,089,455
		5,177,345
Ukraine - 0.3%
VF Ukraine PAT via VFU Funding PLC
9.63%, 02/11/2027 (A)	787,736	760,316
United Arab Emirates - 0.3%
Sweihan PV Power Co. PJSC
3.63%, 01/31/2049 (A)	876,128	718,445
United Kingdom - 1.8%
Azule Energy Finance PLC
8.13%, 01/23/2030 (A)	270,000	260,347
Biocon Biologics Global PLC
6.67%, 10/09/2029 (A)	950,000	855,359
Energean PLC
6.50%, 04/30/2027 (A)	1,230,000	1,205,400
Standard Chartered PLC
Fixed until 03/08/2030 (G), 7.88% (F), 03/08/2030 (A)	1,100,000	1,101,796
Trident Energy Finance PLC
12.50%, 11/30/2029 (A)	680,000	641,021
		4,063,923
United States - 0.6%
Kosmos Energy Ltd.
8.75%, 10/01/2031 (A)(E)	995,000	802,100
Stillwater Mining Co.
4.00%, 11/16/2026 (C)	500,000	478,529
		1,280,629
Uzbekistan - 0.4%
Uzbekneftegaz JSC
8.75%, 05/07/2030 (A)(I)	840,000	937,230
Venezuela - 0.1%
Petroleos de Venezuela SA
9.75%, 05/17/2035 (C)(D)(J)	1,000,000	127,500
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Virgin Islands, British - 0.5%
Estate Sky Ltd.
5.45%, 07/21/2025 (C)	$ 610,000	$ 581,783
NWD Finance BVI Ltd.
6.25%, 09/07/2025 (C)(E)(G)	600,000	186,284
NWD MTN Ltd.
4.13%, 07/18/2029 (C)	560,000	339,219
		1,107,286
Total Corporate Debt Securities (Cost $82,493,700)		80,624,728
U.S. GOVERNMENT OBLIGATION - 0.4%
U.S. Treasury - 0.4%
U.S. Treasury Notes
4.63%, 02/15/2035	870,000	901,130
Total U.S. Government Obligation (Cost $889,482)		901,130
CONVERTIBLE BOND - 0.3%
Chile - 0.3%
WOM Chile Holdco SpA PIK Rate 5.00%, Cash Rate 0.00%, 04/01/2032 (A)(H)	796,038	796,038
Total Convertible Bond (Cost $803,998)		796,038

	Shares	Value
COMMON STOCK - 0.1%
United States - 0.1%
Wom New Holdco (J)(K)	2,467	123,350
Total Common Stock (Cost $391,217)		123,350

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 1.1%
Egypt - 1.1%
Egypt Treasury Bills 26.40% (L), 10/21/2025	EGP 144,525,000	$ 2,526,961
Total Short-Term Foreign Government Obligation (Cost $2,560,615)		2,526,961

	Shares	Value
OTHER INVESTMENT COMPANY - 3.1%
Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (L)	7,277,587	7,277,587
Total Other Investment Company (Cost $7,277,587)		7,277,587

	Principal	Value
REPURCHASE AGREEMENT - 5.5%
Fixed Income Clearing Corp., 1.80% (L), dated 04/30/2025, to be repurchased at $25,181,884 on 05/01/2025. Collateralized by U.S. Government Obligations, 3.00% - 3.88%. due 05/15/2043 - 05/16/2047, and with a total value of $12,842,284.	$ 12,590,313	12,590,313
Total Repurchase Agreement (Cost $12,590,313)		12,590,313
Total Investments (Cost $240,378,805)		236,710,092
Net Other Assets (Liabilities) - (3.1)%		(7,195,597)
Net Assets - 100.0%		$ 229,514,495
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/05/2025	USD	2,225,312	BRL	12,597,050	$8,292	$—
BCLY	05/05/2025	USD	845,000	COP	3,525,340,000	11,288	—
BCLY	05/05/2025	BRL	12,597,050	USD	2,225,277	—	(8,257)
BCLY	05/05/2025	COP	3,525,340,000	USD	834,943	—	(1,232)
BCLY	05/30/2025	USD	1,301,115	PLN	4,902,497	5,286	—
BCLY	06/03/2025	USD	1,288,114	BRL	7,355,605	3,072	—
CA	05/30/2025	USD	2,330,581	EUR	2,049,818	4,097	—
CA	05/30/2025	USD	906,000	MXN	17,830,442	607	—
CA	05/30/2025	CZK	79,075,046	USD	3,600,572	—	(8,187)
GSB	05/05/2025	USD	4,019,000	BRL	23,242,383	—	(71,549)
GSB	05/05/2025	USD	3,732,013	BRL	21,099,451	18,610	—
GSB	05/05/2025	BRL	15,872,392	USD	2,771,476	21,990	—
GSB	05/05/2025	BRL	28,469,442	USD	5,029,226	—	(18,739)
GSB	05/30/2025	MXN	38,562,235	USD	1,963,924	—	(5,814)
HSBC	05/07/2025	USD	4,495,855	KRW	6,446,318,340	—	(40,995)
HSBC	05/07/2025	KRW	6,446,318,340	USD	4,476,654	60,196	—
JPM	05/28/2025	USD	1,975,000	KRW	2,826,795,000	—	(17,515)
JPM	05/28/2025	KRW	4,893,820,880	USD	3,442,474	7,020	—
MSC	05/05/2025	USD	1,173,000	COP	5,145,951,000	—	(43,972)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
MSC	05/05/2025	USD	2,053,713	COP	8,671,291,000	$3,029	$—
MSC	05/05/2025	COP	996,631,970	USD	229,111	6,584	—
MSC	05/05/2025	COP	12,820,610,030	USD	3,037,410	—	(5,449)
MSC	05/30/2025	USD	901,000	MXN	17,703,208	2,068	—
MSC	06/03/2025	USD	1,811,386	COP	7,674,659,030	4,244	—
RBC	05/09/2025	USD	1,837,431	MYR	8,277,628	—	(81,560)
RBC	05/09/2025	MYR	8,277,628	USD	1,849,336	69,655	—
RBC	05/30/2025	JPY	193,362,187	USD	1,355,805	1,293	—
RBC	05/30/2025	JPY	102,648,409	USD	721,000	—	(570)
Total						$227,331	$(303,839)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	55.7%	$131,869,985
Oil, Gas & Consumable Fuels	9.8	23,231,374
Banks	4.6	10,819,535
Electric Utilities	4.1	9,796,121
Metals & Mining	2.6	6,280,861
Chemicals	2.4	5,649,813
Communications Equipment	2.0	4,770,721
Construction & Engineering	1.8	4,228,505
Financial Services	1.7	3,985,329
Internet & Catalog Retail	1.5	3,442,584
Energy Equipment & Services	1.0	2,363,194
Commercial Services & Supplies	0.8	2,010,955
Real Estate Management & Development	0.8	1,857,461
U.S. Government Obligation	0.4	901,130
Biotechnology	0.4	855,359
Hotels, Restaurants & Leisure	0.3	676,859
Transportation Infrastructure	0.2	587,817
Pharmaceuticals	0.2	499,456
Automobile Components	0.2	488,172
Investments	90.5	214,315,231
Short-Term Investments	9.5	22,394,861
Total Investments	100.0%	$ 236,710,092
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (M)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligations	$—	$131,869,985	$—	$131,869,985
Corporate Debt Securities	—	80,624,728	—	80,624,728
U.S. Government Obligation	—	901,130	—	901,130
Convertible Bond	—	796,038	—	796,038
Common Stock	—	123,350	—	123,350
Short-Term Foreign Government Obligation	—	2,526,961	—	2,526,961
Other Investment Company	7,277,587	—	—	7,277,587
Repurchase Agreement	—	12,590,313	—	12,590,313
Total Investments	$7,277,587	$229,432,505	$—	$236,710,092
Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$227,331	$—	$227,331
Total Other Financial Instruments	$—	$227,331	$—	$227,331
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$(303,839)	$—	$(303,839)
Total Other Financial Instruments	$—	$(303,839)	$—	$(303,839)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $98,681,919, representing 43.0% of the
Fund's net assets.

(B)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2025; the maturity date disclosed is the ultimate maturity date.
(C)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the total value of the Regulation S securities is $25,839,462, representing
11.3% of the Fund's net assets.

(D)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2025, the value of this security is
$1,384,192, representing 0.6% of the Fund's net assets.

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $7,130,879, collateralized by cash collateral of $7,277,587. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(G)	Perpetual maturity. The date displayed is the next call date.
(H)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(I)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(J)	Non-income producing security.
(K)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2025, the total value of the securities is $123,350, representing 0.1% of the Fund’s net assets.
(L)	Rate disclosed reflects the yield at April 30, 2025.
(M)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(N)	Derivative instruments are valued at unrealized appreciation (depreciation).
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
CURRENCY ABBREVIATION(S):
BRL	Brazilian Real
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexico Peso
MYR	Malaysia Ringgit
PEN	Peruvian Sol
PHP	Philippines Peso
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania New Leu
TRY	Turkish New Lira
USD	United States Dollar
UZS	Uzbekistan Som
ZAR	South Africa Rand
ZMW	Zambian Kwacha
COUNTERPARTY ABBREVIATION(S):
BCLY	Barclays Bank PLC
CA	Credit Agricole
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
RBC	Royal Bank of Canada
PORTFOLIO ABBREVIATION(S):
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
MTN	Medium Term Note
PJSC	Private Joint Stock Co.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $227,788,492) (including securities loaned of $7,130,879)	$224,119,779
Repurchase agreement, at value (cost $12,590,313)	12,590,313
Cash collateral pledged at broker for:
OTC derivatives (A)	90,000
Foreign currency, at value (cost $319,742)	233,245
Receivables and other assets:
Investments sold	3,203,348
When-issued, delayed-delivery, forward and TBA commitments sold	401,000
Net income from securities lending	6,368
Shares of beneficial interest sold	188,090
Dividends	79
Interest	3,460,123
Tax reclaims	2,851
Unrealized appreciation on forward foreign currency contracts	227,331
Prepaid expenses	1,023
Total assets	244,523,550
Liabilities:
Cash collateral received upon return of:
Securities on loan	7,277,587
Cash collateral at broker for:
OTC derivatives (A)	430,000
Payables and other liabilities:
Investments purchased	2,425,500
When-issued, delayed-delivery, forward and TBA commitments purchased	3,690,330
Shares of beneficial interest redeemed	265,228
Foreign capital gains tax	505
Due to custodian	369,325
Investment management fees	121,544
Distribution and service fees	2,634
Transfer agent fees	12,258
Trustee and CCO fees	986
Audit and tax fees	23,069
Custody fees	62,822
Legal fees	4,688
Printing and shareholder reports fees	3,212
Registration fees	8,018
Other accrued expenses	7,510
Unrealized depreciation on forward foreign currency contracts	303,839
Total liabilities	15,009,055
Net assets	$229,514,495
Net assets consist of:
Paid-in capital	$384,695,087
Total distributable earnings (accumulated losses)	(155,180,592)
Net assets	$229,514,495
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2025
(unaudited)
Net assets by class:
Class A	$8,453,000
Class C	1,103,611
Class I	113,470,204
Class I2	78,713,017
Class R6	27,774,663
Shares outstanding (unlimited shares, no par value):
Class A	938,040
Class C	123,118
Class I	12,536,284
Class I2	8,714,287
Class R6	3,066,532
Net asset value per share: (B)
Class A	$9.01
Class C	8.96
Class I	9.05
Class I2	9.03
Class R6	9.06
Maximum offering price per share: (C)
Class A	$9.46

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(B)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(C)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Interest income	$11,676,330
Net income from securities lending	20,732
Withholding taxes on foreign income	(40,145)
Total investment income	11,656,917
Expenses:
Investment management fees	844,745
Distribution and service fees:
Class A	10,529
Class C	6,180
Transfer agent fees:
Class A	14,934
Class C	1,054
Class I	68,458
Class I2	3,782
Class R6	983
Trustee and CCO fees	5,572
Audit and tax fees	22,149
Custody fees	47,818
Legal fees	10,160
Printing and shareholder reports fees	10,152
Registration fees	42,561
Other	25,333
Total expenses before waiver and/or reimbursement and recapture	1,114,410
Expenses waived and/or reimbursed:
Class A	(4,335)
Class I	(26)
Net expenses	1,110,049
Net investment income (loss)	10,546,868
Net realized gain (loss) on:
Investments	(3,214,062)
Forward foreign currency contracts	(408,487)
Foreign currency transactions	(274,192)
Net realized gain (loss)	(3,896,741)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,082,316) (A)
Forward foreign currency contracts	264,586
Translation of assets and liabilities denominated in foreign currencies	87,150
Net change in unrealized appreciation (depreciation)	(3,730,580)
Net realized and change in unrealized gain (loss)	(7,627,321)
Net increase (decrease) in net assets resulting from operations	$2,919,547

(A)	Includes net change in foreign capital gains tax of $2,387.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$10,546,868	$21,260,658
Net realized gain (loss)	(3,896,741)	720,956
Net change in unrealized appreciation (depreciation)	(3,730,580)	19,522,145
Net increase (decrease) in net assets resulting from operations	2,919,547	41,503,759
Dividends and/or distributions to shareholders:
Class A	(315,009)	(444,384)
Class C	(42,260)	(69,899)
Class I	(5,213,455)	(8,820,104)
Class I2	(4,056,535)	(5,518,279)
Class R6	(978,344)	(1,254,326)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(10,605,603)	(16,106,992)
Capital share transactions:
Proceeds from shares sold:
Class A	3,811,694	13,580,868
Class C	31,135	155,805
Class I	27,190,981	65,427,121
Class I2	5,231,123	25,251,866
Class R6	9,004,697	1,592,168
	45,269,630	106,007,828
Dividends and/or distributions reinvested:
Class A	303,344	423,457
Class C	31,774	54,688
Class I	4,374,794	7,708,970
Class I2	4,043,767	5,498,763
Class R6	975,970	1,253,264
	9,729,649	14,939,142
Cost of shares redeemed:
Class A	(4,104,636)	(14,544,228)
Class C	(204,154)	(411,384)
Class I	(58,505,984)	(109,861,320)
Class I2	(29,866,641)	(7,315,464)
Class R6	(4,055,933)	(2,494,842)
	(96,737,348)	(134,627,238)
Automatic conversions:
Class A	33,318	434,633
Class C	(33,318)	(434,633)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(41,738,069)	(13,680,268)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	110 (A)
	—	110
Net increase (decrease) in net assets	(49,424,125)	11,716,609
Net assets:
Beginning of period/year	278,938,620	267,222,011
End of period/year	$229,514,495	$278,938,620
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	415,261	1,495,433
Class C	3,398	17,318
Class I	2,981,854	7,122,893
Class I2	580,474	2,764,703
Class R6	994,911	175,420
	4,975,898	11,575,767
Shares reinvested:
Class A	33,637	45,983
Class C	3,540	5,973
Class I	483,655	834,674
Class I2	447,873	595,723
Class R6	107,710	135,536
	1,076,415	1,617,889
Shares redeemed:
Class A	(447,879)	(1,597,242)
Class C	(22,501)	(45,397)
Class I	(6,427,723)	(11,907,490)
Class I2	(3,400,071)	(793,788)
Class R6	(447,938)	(273,341)
	(10,746,112)	(14,617,258)
Automatic conversions:
Class A	3,725	46,991
Class C	(3,742)	(47,273)
	(17)	(282)
Net increase (decrease) in shares outstanding:
Class A	4,744	(8,835)
Class C	(19,305)	(69,379)
Class I	(2,962,214)	(3,949,923)
Class I2	(2,371,724)	2,566,638
Class R6	654,683	37,615
	(4,693,816)	(1,423,884)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.24	$8.45	$7.91	$10.57	$10.33	$10.49
Investment operations:
Net investment income (loss) (A)	0.34	0.61	0.53	0.50	0.46	0.54
Net realized and unrealized gain (loss)	(0.23)	0.65	0.46	(2.81)	0.07	(0.43)
Total investment operations	0.11	1.26	0.99	(2.31)	0.53	0.11
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.47)	(0.43)	(0.35)	(0.29)	(0.22)
Return of capital	—	—	(0.02)	—	—	(0.05)
Total dividends and/or distributions to shareholders	(0.34)	(0.47)	(0.45)	(0.35)	(0.29)	(0.27)
Net asset value, end of period/year	$9.01	$9.24	$8.45	$7.91	$10.57	$10.33
Total return (E)	1.21%(F)	15.07%(C)	11.94%	(21.97)%(D)	5.20%	1.20%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,453	$8,627	$7,964	$7,220	$11,114	$8,356
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.36%(G)	1.34%	1.45%	1.36%	1.21%	1.23%
Including waiver and/or reimbursement and recapture	1.26%(G)(H)	1.26%(H)	1.30%(H)	1.25%	1.21%	1.23%
Net investment income (loss) to average net assets	7.43%(G)	6.71%	6.08%	5.39%	4.26%	5.33%
Portfolio turnover rate	100%(F)	151%	152%	135%	185%	236%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes interest expenses outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.20	$8.41	$7.87	$10.51	$10.22	$10.41
Investment operations:
Net investment income (loss) (A)	0.30	0.55	0.47	0.44	0.39	0.48
Net realized and unrealized gain (loss)	(0.23)	0.65	0.46	(2.79)	0.07	(0.44)
Total investment operations	0.07	1.20	0.93	(2.35)	0.46	0.04
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.31)	(0.41)	(0.37)	(0.29)	(0.17)	(0.19)
Return of capital	—	—	(0.02)	—	—	(0.04)
Total dividends and/or distributions to shareholders	(0.31)	(0.41)	(0.39)	(0.29)	(0.17)	(0.23)
Net asset value, end of period/year	$8.96	$9.20	$8.41	$7.87	$10.51	$10.22
Total return (D)	0.75%(E)	14.37%	11.32%	(22.56)%(C)	4.55%	0.51%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,103	$1,310	$1,781	$2,178	$4,203	$6,014
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.92%(F)	1.89%	1.95%	1.92%	1.86%	1.89%
Including waiver and/or reimbursement and recapture	1.92%(F)	1.89%	1.95%(G)	1.92%(G)	1.86%	1.89%
Net investment income (loss) to average net assets	6.77%(F)	6.09%	5.40%	4.71%	3.61%	4.71%
Portfolio turnover rate	100%(E)	151%	152%	135%	185%	236%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.28	$8.49	$7.94	$10.63	$10.40	$10.54
Investment operations:
Net investment income (loss) (A)	0.36	0.66	0.56	0.54	0.51	0.59
Net realized and unrealized gain (loss)	(0.23)	0.64	0.47	(2.84)	0.07	(0.44)
Total investment operations	0.13	1.30	1.03	(2.30)	0.58	0.15
Contributions from affiliate	—	—	—	0.04 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.36)	(0.51)	(0.46)	(0.43)	(0.35)	(0.24)
Return of capital	—	—	(0.02)	—	—	(0.05)
Total dividends and/or distributions to shareholders	(0.36)	(0.51)	(0.48)	(0.43)	(0.35)	(0.29)
Net asset value, end of period/year	$9.05	$9.28	$8.49	$7.94	$10.63	$10.40
Total return	1.41%(C)	15.60%	12.42%	(21.42)%(B)	5.66%	1.61%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$113,470	$143,882	$165,110	$149,943	$251,616	$243,965
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86%(D)	0.84%	0.89%	0.86%	0.81%	0.82%
Including waiver and/or reimbursement and recapture	0.86%(D)(E)(F)	0.85%	0.90%(E)	0.85%	0.81%	0.82%
Net investment income (loss) to average net assets	7.85%(D)	7.13%	6.44%	5.76%	4.67%	5.77%
Portfolio turnover rate	100%(C)	151%	152%	135%	185%	236%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.36%.

(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest expenses outside the operating expense limit.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.27	$8.47	$7.93	$10.63	$10.41	$10.54
Investment operations:
Net investment income (loss) (A)	0.36	0.66	0.57	0.54	0.52	0.59
Net realized and unrealized gain (loss)	(0.24)	0.66	0.46	(2.84)	0.07	(0.43)
Total investment operations	0.12	1.32	1.03	(2.30)	0.59	0.16
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.36)	(0.52)	(0.46)	(0.40)	(0.37)	(0.24)
Return of capital	—	—	(0.03)	—	—	(0.05)
Total dividends and/or distributions to shareholders	(0.36)	(0.52)	(0.49)	(0.40)	(0.37)	(0.29)
Net asset value, end of period/year	$9.03	$9.27	$8.47	$7.93	$10.63	$10.41
Total return	1.35%(B)	15.62%	12.43%	(21.83)%	5.71%	1.77%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$78,713	$102,716	$72,198	$7,318	$140,018	$133,270
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(C)	0.75%	0.80%	0.77%	0.71%	0.72%
Including waiver and/or reimbursement and recapture	0.76%(C)	0.75%	0.80%(D)	0.77%	0.71%	0.72%
Net investment income (loss) to average net assets	7.91%(C)	7.23%	6.49%	5.54%	4.76%	5.78%
Portfolio turnover rate	100%(B)	151%	152%	135%	185%	236%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.29	$8.50	$7.95	$10.63	$10.40	$10.53
Investment operations:
Net investment income (loss) (A)	0.36	0.67	0.57	0.55	0.52	0.59
Net realized and unrealized gain (loss)	(0.23)	0.64	0.47	(2.83)	0.08	(0.43)
Total investment operations	0.13	1.31	1.04	(2.28)	0.60	0.16
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.36)	(0.52)	(0.46)	(0.40)	(0.37)	(0.24)
Return of capital	—	—	(0.03)	—	—	(0.05)
Total dividends and/or distributions to shareholders	(0.36)	(0.52)	(0.49)	(0.40)	(0.37)	(0.29)
Net asset value, end of period/year	$9.06	$9.29	$8.50	$7.95	$10.63	$10.40
Total return	1.46%(B)	15.58%	13.10%	(21.55)%	5.71%	1.76%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,775	$22,404	$20,169	$25,467	$12,395	$9,765
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(C)	0.75%	0.79%	0.76%	0.71%	0.72%
Including waiver and/or reimbursement and recapture	0.76%(C)	0.75%	0.79%	0.76%	0.71%	0.72%
Net investment income (loss) to average net assets	7.96%(C)	7.25%	6.55%	5.95%	4.78%	5.77%
Portfolio turnover rate	100%(B)	151%	152%	135%	185%	236%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Emerging Markets Debt (the "Fund") is a series of the Trust and is classified as non-diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$5,672,442	$—	$—	$—	$5,672,442
Foreign Government Obligations	1,605,145	—	—	—	1,605,145
Total Securities Lending Transactions	$7,277,587	$—	$—	$—	$7,277,587
Total Borrowings	$7,277,587	$—	$—	$—	$7,277,587
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Forward foreign currency contracts: The Fund is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
Open forward foreign currency contracts at April 30, 2025 are listed within the Schedule of Investments.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized appreciation on forward foreign currency contracts	$—	$227,331	$—	$—	$—	$227,331
Total	$—	$227,331	$—	$—	$—	$227,331
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized depreciation on forward foreign currency contracts	$—	$(303,839)	$—	$—	$—	$(303,839)
Total	$—	$(303,839)	$—	$—	$—	$(303,839)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(408,487)	$—	$—	$—	$(408,487)
Total	$—	$(408,487)	$—	$—	$—	$(408,487)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$264,586	$—	$—	$—	$264,586
Total	$—	$264,586	$—	$—	$—	$264,586
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2025.
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	$25,843,170
Average contract amounts sold — in USD	31,041,114
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Fund OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2025. For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Credit Agricole	$4,704	$(4,704)	$—	$—	$8,187	$(4,704)	$—	$3,483
Goldman Sachs Bank	40,600	(40,600)	—	—	96,102	(40,600)	—	55,502
HSBC Bank USA	60,196	(40,995)	—	19,201	40,995	(40,995)	—	—
JPMorgan Chase Bank, N.A.	7,020	(7,020)	—	—	17,515	(7,020)	(10,495)	—
Morgan Stanley Captial Services, Inc.	15,925	(15,925)	—	—	49,421	(15,925)	—	33,496
Royal Bank of Canada	70,948	(70,948)	—	—	82,130	(70,948)	—	11,182
Other Derivatives (C)	27,938	—	—	27,938	9,489	—	—	9,489
Total	$227,331	$(180,192)	$—	$47,139	$303,839	$(180,192)	$(10,495)	$113,152

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)
Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Sovereign debt risk: Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Currency risk: The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk,
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Privately placed and other restricted securities risk: Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a fund prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by the Fund could adversely affect the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting the Fund’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Non-diversification risk: As a “non-diversified” Fund, the Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Fund more susceptible to the risks associated with investing in those issuers.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$71,516,717	31.16%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $400 million	0.63%
Over $400 million	0.61
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.25%	March 1, 2026
Class C	1.96	March 1, 2026
Class I	0.85	March 1, 2026
Class I2, Class R6	0.80	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$9,311	$12,269	$8,393	$4,335	$34,308
Class I	—	—	—	26	26

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$431	$—
Class C	—	1
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Class A of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$88,050	$11,807
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$244,605,592	$5,889,587	$288,401,597	$4,976,062
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
For U.S. income tax purposes, ECJ tax reclaims received by the Fund, if any, reduces the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by the Fund during the fiscal period exceeds foreign withholding taxes paid, and the Fund previously passed foreign tax credits on to its shareholders, the Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund's shareholders. During the period ended April 30, 2025, the ECJ tax reclaims received by the Fund did not exceed the foreign withholding taxes of the Fund.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$240,378,805	$4,948,140	$(8,616,853)	$(3,668,713)
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
11. OPERATING SEGMENTS (continued)
Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Debt

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453849 TA EMD 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Emerging Markets Equity
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 100.2%
Brazil - 5.3%
Banco BTG Pactual SA	288,800	$ 1,939,362
JBS SA	278,100	2,160,057
Smartfit Escola de Ginastica e Danca SA	299,500	1,290,323
Vale SA	170,700	1,589,949
		6,979,691
Canada - 2.0%
Fairfax India Holdings Corp. (A)(B)(C)	156,100	2,661,505
China - 21.1%
Alibaba Group Holding Ltd.	370,273	5,609,763
BYD Co. Ltd., H Shares	29,414	1,404,026
Fu Shou Yuan International Group Ltd. (C)	1,693,400	768,576
Kingdee International Software Group Co. Ltd. (B)	1,423,000	2,418,271
Kweichow Moutai Co. Ltd., Class A	6,710	1,429,252
Lenovo Group Ltd.	610,500	707,669
NetEase, Inc.	205,300	4,420,689
Tencent Holdings Ltd.	115,478	7,105,330
Yum China Holdings, Inc.	35,000	1,515,850
Zijin Mining Group Co. Ltd., H Shares	974,800	2,134,213
		27,513,639
Greece - 4.0%
Jumbo SA	67,100	2,113,196
Motor Oil Hellas Corinth Refineries SA	49,500	1,194,421
OPAP SA	87,800	1,946,516
		5,254,133
Hong Kong - 2.1%
AIA Group Ltd.	369,953	2,771,451
Hungary - 1.4%
Richter Gedeon Nyrt	61,700	1,866,566
India - 13.7%
360 ONE WAM Ltd.	137,200	1,591,583
Aegis Logistics Ltd.	233,300	2,145,116
Bajaj Finance Ltd.	11,400	1,162,282
CMS Info Systems Ltd.	296,800	1,538,914
Coal India Ltd.	314,500	1,429,854
HDFC Bank Ltd.	134,281	3,051,864
HEG Ltd.	321,000	1,763,370
ICICI Bank Ltd.	126,800	2,137,704
Reliance Industries Ltd.	185,126	3,056,810
		17,877,497
Japan - 0.9%
Nexon Co. Ltd.	74,500	1,169,762
Luxembourg - 1.6%
Millicom International Cellular SA	59,000	2,037,860
Mexico - 4.2%
Fibra Uno Administracion SA de CV, REIT	1,051,871	1,361,336
Fomento Economico Mexicano SAB de CV	112,900	1,187,061
	Shares	Value
COMMON STOCKS (continued)
Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	114,400	$ 1,280,069
Wal-Mart de Mexico SAB de CV	503,677	1,595,750
		5,424,216
Philippines - 1.4%
International Container Terminal Services, Inc.	288,900	1,759,624
Poland - 1.1%
Dino Polska SA (A)(B)	10,100	1,412,987
Republic of Korea - 10.6%
Eugene Technology Co. Ltd.	47,700	1,140,907
Hugel, Inc. (B)	7,300	1,876,996
Hyundai Motor Co.	9,664	1,295,785
KINX, Inc.	22,000	1,219,557
Park Systems Corp.	9,300	1,328,104
Samsung Electronics Co. Ltd.	107,447	4,195,082
Shinhan Financial Group Co. Ltd.	62,577	2,262,721
Value Added Technology Co. Ltd.	37,100	529,814
		13,848,966
Republic of South Africa - 4.9%
Investec PLC	274,200	1,719,697
Naspers Ltd., N Shares	18,014	4,737,838
		6,457,535
Russian Federation - 0.0% *
Gazprom PJSC, ADR (B)(D)(E)(F)	2,525,844	0
GMK Norilskiy Nickel PAO (B)(D)(E)(F)	737,100	0
Lukoil PJSC, ADR (B)(D)(E)(F)	192,700	0
Mobile TeleSystems PJSC, ADR (B)(D)(E)(F)	382,338	0
Novatek PJSC, GDR (B)(D)(E)(F)(G)	2,914	0
Sberbank of Russia PJSC (D)(E)(F)	1,980,987	0
		0
Saudi Arabia - 1.8%
Saudi Awwal Bank	247,379	2,308,286
Taiwan - 13.3%
Accton Technology Corp.	85,721	1,592,042
E Ink Holdings, Inc.	335,400	2,328,074
Fusheng Precision Co. Ltd.	179,400	1,999,690
Taiwan Semiconductor Manufacturing Co. Ltd.	405,163	11,502,611
		17,422,417
Turkey - 3.1%
BIM Birlesik Magazalar AS	134,600	1,576,958
Coca-Cola Icecek AS	930,000	1,258,691
KOC Holding AS	353,400	1,264,151
		4,099,800
United Arab Emirates - 1.6%
Emaar Properties PJSC	570,975	2,036,393
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United Kingdom - 2.0%
Airtel Africa PLC (A)	545,579	$ 1,246,966
Georgia Capital PLC (B)	62,900	1,357,995
		2,604,961
United States - 1.5%
ACM Research, Inc., Class A (B)	64,900	1,263,609
Tecnoglass, Inc.	8,900	634,303
		1,897,912
Uruguay - 2.6%
Arcos Dorados Holdings, Inc., Class A	260,400	1,992,060
MercadoLibre, Inc. (B)	600	1,398,510
		3,390,570
Total Common Stocks (Cost $164,475,613)		130,795,771
	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% *
Securities Lending Collateral - 0.0% *
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (H)	17,950	$ 17,950
Total Other Investment Company (Cost $17,950)		17,950
Total Investments (Cost $164,493,563)		130,813,721
Net Other Assets (Liabilities) - (0.2)%		(283,466)
Net Assets - 100.0%		$ 130,530,255
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	10.6%	$13,907,127
Broadline Retail	9.0	11,746,111
Banks	7.5	9,760,575
Capital Markets	7.1	9,270,142
Oil, Gas & Consumable Fuels	6.0	7,826,201
Interactive Media & Services	5.4	7,105,330
Hotels, Restaurants & Leisure	5.2	6,744,749
Entertainment	4.3	5,590,451
Technology Hardware, Storage & Peripherals	3.7	4,902,751
Consumer Staples Distribution & Retail	3.5	4,585,695
Beverages	3.0	3,875,004
Metals & Mining	2.8	3,724,162
Electronic Equipment, Instruments & Components	2.8	3,656,178
Wireless Telecommunication Services	2.5	3,284,826
Transportation Infrastructure	2.3	3,039,693
Insurance	2.1	2,771,451
Automobiles	2.1	2,699,811
Software	1.9	2,418,271
Food Products	1.7	2,160,057
Specialty Retail	1.6	2,113,196
Real Estate Management & Development	1.6	2,036,393
Leisure Products	1.5	1,999,690
Biotechnology	1.4	1,876,996
Pharmaceuticals	1.4	1,866,566
Electrical Equipment	1.3	1,763,370
Communications Equipment	1.2	1,592,042
Commercial Services & Supplies	1.2	1,538,914
Diversified REITs	1.0	1,361,336
Industrial Conglomerates	1.0	1,264,151
Diversified Telecommunication Services	0.9	1,219,557
Consumer Finance	0.9	1,162,282
Diversified Consumer Services	0.6	768,576
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Building Products	0.5%	$634,303
Health Care Equipment & Supplies	0.4	529,814
Investments	100.0	130,795,771
Short-Term Investments	0.0*	17,950
Total Investments	100.0%	$ 130,813,721
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$23,907,604	$106,888,167	$0	$130,795,771
Other Investment Company	17,950	—	—	17,950
Total Investments	$23,925,554	$106,888,167	$0	$130,813,721
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $5,321,458, representing 4.1% of the Fund's net assets.

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $747,191, collateralized by cash collateral of $17,950 and non-cash collateral, such as U.S. government securities of $804,365. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Security is Level 3 of the fair value hierarchy. At April 30, 2025, the total value of the securities is $0, representing less than 0.1% of the Fund’s net assets.
(E)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2025, the total value of the securities is $0, representing less than 0.1% of the Fund’s net assets.
(F)	Security deemed worthless.
(G)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the total value of the Regulation S securities is $0, representing 0.0% of the
Fund's net assets.

(H)	Rate disclosed reflects the yield at April 30, 2025.
(I)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(J)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Private Joint Stock Co.
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $164,493,563) (including securities loaned of $747,191)	$130,813,721
Cash	77,926
Foreign currency, at value (cost $95,498)	93,688
Receivables and other assets:
Net income from securities lending	1,001
Dividends	159,313
Tax reclaims	12,111
Prepaid expenses	4,571
Total assets	131,162,331
Liabilities:
Cash collateral received upon return of:
Securities on loan	17,950
Payables and other liabilities:
Shares of beneficial interest redeemed	13,303
Foreign capital gains tax	407,219
Investment management fees	15,236
Transfer agent fees	831
Trustee and CCO fees	706
Audit and tax fees	22,544
Custody fees	137,203
Legal fees	4,658
Printing and shareholder reports fees	5,996
Other accrued expenses	6,430
Total liabilities	632,076
Net assets	$130,530,255
Net assets consist of:
Paid-in capital	$425,048,404
Total distributable earnings (accumulated losses)	(294,518,149)
Net assets	$130,530,255
Net assets by class:
Class I	$587,428
Class I2	121,842,457
Class R6	8,100,370
Shares outstanding (unlimited shares, no par value):
Class I	68,623
Class I2	14,243,965
Class R6	941,497
Net asset value per share: (A)
Class I	$8.56
Class I2	8.55
Class R6	8.60

(A)	Net asset value per share for Class I, I2 and R6 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$1,594,605
Interest income	21,960
Net income from securities lending	2,687
Withholding taxes on foreign income	(137,230)
Total investment income	1,482,022
Expenses:
Investment management fees	499,100
Transfer agent fees:
Class I	484
Class I2	4,401
Class R6	303
Trustee and CCO fees	2,834
Audit and tax fees	71,489
Custody fees	97,541
Legal fees	25,283
Printing and shareholder reports fees	5,964
Registration fees	34,722
Interest	558
Other	16,635
Total expenses before waiver and/or reimbursement and recapture	759,314
Expenses waived and/or reimbursed:
Class I	(1,536)
Class I2	(142,106)
Class R6	(9,824)
Recapture of previously waived and/or reimbursed fees:
Class I	107
Class I2	378
Class R6	75
Net expenses	606,408
Net investment income (loss)	875,614
Net realized gain (loss) on:
Investments	1,540,976 (A)
Foreign currency transactions	(25,413)
Net realized gain (loss)	1,515,563
Net change in unrealized appreciation (depreciation) on:
Investments	4,854,244 (B)
Translation of assets and liabilities denominated in foreign currencies	20,904
Net change in unrealized appreciation (depreciation)	4,875,148
Net realized and change in unrealized gain (loss)	6,390,711
Net increase (decrease) in net assets resulting from operations	$7,266,325

(A)	Includes net realized foreign capital gains tax of $(7,336).
(B)	Includes net change in foreign capital gains tax of $(403,508).
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$875,614	$5,704,962
Net realized gain (loss)	1,515,563	16,160,973
Net change in unrealized appreciation (depreciation)	4,875,148	35,062,611
Net increase (decrease) in net assets resulting from operations	7,266,325	56,928,546
Dividends and/or distributions to shareholders:
Class I	—	(140,842)
Class I2	(169,875)	(9,948,466)
Class R6	(10,804)	(169,326)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(180,679)	(10,258,634)
Capital share transactions:
Proceeds from shares sold:
Class I	40	3,325,494
Class I2	14,346,600	4,691,982
Class R6	3,324,758	661,397
	17,671,398	8,678,873
Dividends and/or distributions reinvested:
Class I	—	103,097
Class I2	169,875	9,948,466
Class R6	10,804	169,326
	180,679	10,220,889
Cost of shares redeemed:
Class I	(3,494,805)	(5,682,116)
Class I2	(14,339,646)	(292,773,154)
Class R6	(2,352,343)	(895,988)
	(20,186,794)	(299,351,258)
Net increase (decrease) in net assets resulting from capital share transactions	(2,334,717)	(280,451,496)
Net increase (decrease) in net assets	4,750,929	(233,781,584)
Net assets:
Beginning of period/year	125,779,326	359,560,910
End of period/year	$130,530,255	$125,779,326
Capital share transactions - shares:
Shares issued:
Class I	5	450,869
Class I2	1,783,881	631,872
Class R6	411,335	88,793
	2,195,221	1,171,534
Shares reinvested:
Class I	—	14,171
Class I2	21,129	1,367,059
Class R6	1,335	23,143
	22,464	1,404,373
Shares redeemed:
Class I	(436,849)	(758,365)
Class I2	(1,756,706)	(37,491,036)
Class R6	(282,804)	(116,142)
	(2,476,359)	(38,365,543)
Net increase (decrease) in shares outstanding:
Class I	(436,844)	(293,325)
Class I2	48,304	(35,492,105)
Class R6	129,866	(4,206)
	(258,674)	(35,789,636)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$8.10	$7.00	$6.59	$11.81	$9.90	$10.00
Investment operations:
Net investment income (loss) (B)	0.05	0.12	0.13	0.25	0.19	0.07
Net realized and unrealized gain (loss)	0.41	1.18	0.48	(4.30)	1.78	(0.17)(C)
Total investment operations	0.46	1.30	0.61	(4.05)	1.97	(0.10)
Contributions from affiliate	—	—	—	0.01 (D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	(0.20)	(0.20)	(0.14)	(0.06)	—
Net realized gains	—	—	—	(1.04)	—	—
Total dividends and/or distributions to shareholders	—	(0.20)	(0.20)	(1.18)	(0.06)	—
Net asset value, end of period/year	$8.56	$8.10	$7.00	$6.59	$11.81	$9.90
Total return	5.68%(E)	18.94%	9.13%	(37.56)%(D)	19.96%	(1.00)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$587	$4,094	$5,593	$5,366	$8,503	$70
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.29%(F)	1.04%	1.02%	0.97%	0.97%(G)	1.21%(F)(G)
Including waiver and/or reimbursement and recapture	0.99%(F)(H)	0.98%	0.98%	0.97%	0.97%(G)(I)	0.98%(F)(G)
Net investment income (loss) to average net assets	1.15%(F)	1.62%	1.67%	2.80%	1.57%	0.92%(F)
Portfolio turnover rate	20%(E)	71%	68%	66%	85%	49%(E)

(A)	Commenced operations on December 19, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.

(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Includes interest expenses outside the operating expense limit.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$8.11	$7.01	$6.60	$11.82	$9.90	$10.00
Investment operations:
Net investment income (loss) (B)	0.06	0.14	0.13	0.26	0.12	0.10
Net realized and unrealized gain (loss)	0.39	1.17	0.49	(4.30)	1.87	(0.20)(C)
Total investment operations	0.45	1.31	0.62	(4.04)	1.99	(0.10)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.01)	(0.21)	(0.21)	(0.14)	(0.07)	—
Net realized gains	—	—	—	(1.04)	—	—
Total dividends and/or distributions to shareholders	(0.01)	(0.21)	(0.21)	(1.18)	(0.07)	—
Net asset value, end of period/year	$8.55	$8.11	$7.01	$6.60	$11.82	$9.90
Total return	5.58%(D)	19.02%	9.23%	(37.55)%	20.11%	(1.00)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$121,843	$115,068	$348,221	$749,653	$1,323,558	$841,388
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20%(E)	0.94%	0.92%	0.87%	0.87%(F)	0.94%(E)(F)
Including waiver and/or reimbursement and recapture	0.96%(E)(G)	0.91%	0.92%	0.87%	0.87%(F)	0.94%(E)(F)
Net investment income (loss) to average net assets	1.39%(E)	1.78%	1.74%	2.90%	0.98%	1.32%(E)
Portfolio turnover rate	20%(D)	71%	68%	66%	85%	49%(D)

(A)	Commenced operations on December 19, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Includes interest expenses outside the operating expense limit.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$8.15	$7.04	$6.64	$11.82	$12.58
Investment operations:
Net investment income (loss) (B)	0.05	0.12	0.12	0.24	0.09
Net realized and unrealized gain (loss)	0.41	1.20	0.49	(4.30)	(0.85)(C)
Total investment operations	0.46	1.32	0.61	(4.06)	(0.76)
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.01)	(0.21)	(0.21)	(0.08)	—
Net realized gains	—	—	—	(1.04)	—
Total dividends and/or distributions to shareholders	(0.01)	(0.21)	(0.21)	(1.12)	—
Net asset value, end of period/year	$8.60	$8.15	$7.04	$6.64	$11.82
Total return	5.69%(D)	19.03%	9.17%	(37.58)%	(5.96)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,100	$6,617	$5,747	$49,613	$9
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20%(E)	0.94%	0.92%	0.87%	0.87%(E)(F)
Including waiver and/or reimbursement and recapture	0.96%(E)(G)	0.91%	0.92%	0.87%	0.87%(E)(F)
Net investment income (loss) to average net assets	1.32%(E)	1.59%	1.58%	2.92%	1.73%(E)
Portfolio turnover rate	20%(D)	71%	68%	66%	85%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Includes interest expenses outside the operating expense limit.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Emerging Markets Equity (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $6,616.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs.These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025. For the period December 31, 2024 to April 30, 2025, the Fund's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$1,200,000	3	5.58%
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$17,950	$—	$—	$—	$17,950
Total Borrowings	$17,950	$—	$—	$—	$17,950
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
China A–shares risk: The Fund may invest in equity securities of certain Chinese companies, referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”).The Programs are subject to daily quota limitations, which may restrict the Fund’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Programs. Because the Programs are new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. Further, regulations or restrictions, such as limitations on redemptions, suspension of trading and limitations on profits, may adversely impact the Programs and/or the Fund’s investments through the Programs. There is no guarantee that applicable exchanges in Hong Kong and mainland China will continue to support the Programs in the future. Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
market. In addition, uncertainties in mainland China tax legislation could result in unexpected tax liabilities for a fund and therefore could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by the Fund.
Frontier markets risk: Frontier market countries generally have smaller economies and even less developed capital markets than emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$107,974,627	82.72%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.79%
Over $250 million up to $500 million	0.75
Over $500 million	0.70
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I	0.98%	March 1, 2026
Class I2, Class R6	0.95	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class I	$—	$—	$3,433	$1,536	$4,969
Class I2	—	—	—	141,727	141,727
Class R6	—	—	—	9,749	9,749

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$5,178	$823
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$26,852,965	$—	$24,945,506	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$164,493,563	$24,139,101	$(57,818,943)	$(33,679,842)
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. OPERATING SEGMENTS (continued)
single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Emerging Markets Equity

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453782 TA EME 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Energy Infrastructure
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 69.6%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	5,650	$ 1,531,658
Linde PLC	3,455	1,565,910
		3,097,568
Construction & Engineering - 1.2%
Quanta Services, Inc.	5,831	1,706,675
Electric Utilities - 1.9%
Entergy Corp.	33,316	2,770,892
Energy Equipment & Services - 2.4%
Archrock, Inc.	93,764	2,206,267
Kodiak Gas Services, Inc.	35,760	1,216,197
		3,422,464
Multi-Utilities - 1.4%
Sempra	26,380	1,959,243
Oil, Gas & Consumable Fuels - 60.5%
Antero Midstream Corp.	249,508	4,129,357
Cheniere Energy, Inc.	54,332	12,556,669
DT Midstream, Inc.	62,006	6,026,983
Enbridge, Inc.	135,179	6,311,508
Excelerate Energy, Inc., Class A	34,387	879,619
Hess Midstream LP, Class A	156,569	5,819,670
Kinder Morgan, Inc.	350,266	9,211,996
Kinetik Holdings, Inc.	25,848	1,068,556
ONEOK, Inc.	60,788	4,994,342
Pembina Pipeline Corp.	151,868	5,801,358
Plains GP Holdings LP, Class A (A)	197,031	3,672,658
Targa Resources Corp.	34,915	5,966,973
TC Energy Corp.	126,871	6,395,567
Williams Cos., Inc.	233,105	13,652,960
		86,488,216
Total Common Stocks (Cost $69,368,546)		99,445,058
	Shares	Value
MASTER LIMITED PARTNERSHIPS - 23.7% (B)
Oil, Gas & Consumable Fuels - 23.7%
Energy Transfer LP	587,323	$ 9,714,322
Enterprise Products Partners LP	359,665	10,753,984
MPLX LP	172,535	8,787,208
Western Midstream Partners LP	124,767	4,691,239
Total Master Limited Partnerships (Cost $28,032,109)		33,946,753

	Principal	Value
REPURCHASE AGREEMENT - 6.2%
Fixed Income Clearing Corp., 1.80% (C), dated 04/30/2025, to be repurchased at $8,827,629 on 05/01/2025. Collateralized by a U.S. Government Obligation, 3.00%, due 05/16/2047, and with a value of $9,003,851.	$ 8,827,188	8,827,188
Total Repurchase Agreement (Cost $8,827,188)		8,827,188
Total Investments (Cost $106,227,843)		142,218,999
Net Other Assets (Liabilities) - 0.5%		734,174
Net Assets - 100.0%		$ 142,953,173
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$99,445,058	$—	$—	$99,445,058
Master Limited Partnerships	33,946,753	—	—	33,946,753
Repurchase Agreement	—	8,827,188	—	8,827,188
Total Investments	$133,391,811	$8,827,188	$—	$142,218,999
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.

(C)	Rate disclosed reflects the yield at April 30, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $97,400,655)	$133,391,811
Repurchase agreement, at value (cost $8,827,188)	8,827,188
Receivables and other assets:
Investments sold	363,999
Shares of beneficial interest sold	80,718
Dividends	484,654
Interest	441
Prepaid expenses	18,747
Total assets	143,167,558
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	37,847
Investment management fees	121,081
Distribution and service fees	10,051
Transfer agent fees	8,815
Trustee and CCO fees	436
Audit and tax fees	17,981
Custody fees	8,819
Legal fees	2,054
Printing and shareholder reports fees	2,999
Other accrued expenses	4,302
Total liabilities	214,385
Net assets	$142,953,173
Net assets consist of:
Paid-in capital	$251,465,927
Total distributable earnings (accumulated losses)	(108,512,754)
Net assets	$142,953,173
Net assets by class:
Class A	$31,014,666
Class C	4,413,139
Class I	56,524,281
Class I2	51,001,087
Shares outstanding (unlimited shares, no par value):
Class A	3,618,181
Class C	515,284
Class I	6,599,669
Class I2	5,950,892
Net asset value per share: (A)
Class A	$8.57
Class C	8.56
Class I	8.56
Class I2	8.57
Maximum offering price per share: (B)
Class A	$9.07

(A)
Net asset value per share for Class C, I and I2 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$3,029,396
Interest income	49,374
Net income from securities lending	17,940
Withholding taxes on foreign income	(70,800)
Total investment income	3,025,910
Expenses:
Investment management fees	725,610
Distribution and service fees:
Class A	41,440
Class C	23,881
Transfer agent fees:
Class A	15,969
Class C	3,047
Class I	22,358
Class I2	2,123
Trustee and CCO fees	2,711
Audit and tax fees	17,026
Custody fees	4,477
Legal fees	10,612
Printing and shareholder reports fees	11,464
Registration fees	31,042
Other	14,963
Total expenses before waiver and/or reimbursement and recapture	926,723
Expenses waived and/or reimbursed:
Class C	(467)
Recapture of previously waived and/or reimbursed fees:
Class C	1,299
Net expenses	927,555
Net investment income (loss)	2,098,355
Net realized gain (loss) on:
Investments	11,652,343
Foreign currency transactions	(3,781)
Net realized gain (loss)	11,648,562
Net change in unrealized appreciation (depreciation) on:
Investments	(6,657,709)
Translation of assets and liabilities denominated in foreign currencies	3,774
Net change in unrealized appreciation (depreciation)	(6,653,935)
Net realized and change in unrealized gain (loss)	4,994,627
Net increase (decrease) in net assets resulting from operations	$7,092,982
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$2,098,355	$3,526,244
Net realized gain (loss)	11,648,562	19,317,848
Net change in unrealized appreciation (depreciation)	(6,653,935)	17,904,152
Net increase (decrease) in net assets resulting from operations	7,092,982	40,748,244
Dividends and/or distributions to shareholders:
Class A	(605,450)	(1,358,899)
Class C	(70,745)	(177,680)
Class I	(883,544)	(1,619,642)
Class I2	(1,187,000)	(2,728,665)
Return of capital:
Class A	—	(675,631)
Class C	—	(88,339)
Class I	—	(805,269)
Class I2	—	(1,356,661)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,746,739)	(8,810,786)
Capital share transactions:
Proceeds from shares sold:
Class A	2,318,607	2,101,492
Class C	387,643	513,683
Class I	26,704,964	10,090,768
Class I2	1,036,266	125,962
	30,447,480	12,831,905
Dividends and/or distributions reinvested:
Class A	568,331	1,915,163
Class C	69,746	262,743
Class I	878,455	2,408,840
Class I2	1,187,000	4,085,326
	2,703,532	8,672,072
Cost of shares redeemed:
Class A	(6,216,990)	(6,497,428)
Class C	(559,328)	(1,258,748)
Class I	(6,574,094)	(22,724,187)
Class I2	(6,556,064)	(19,111,463)
	(19,906,476)	(49,591,826)
Automatic conversions:
Class A	224,934	521,209
Class C	(224,934)	(521,209)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	13,244,536	(28,087,849)
Net increase (decrease) in net assets	17,590,779	3,849,609
Net assets:
Beginning of period/year	125,362,394	121,512,785
End of period/year	$142,953,173	$125,362,394
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	257,591	284,361
Class C	43,030	69,229
Class I	3,063,316	1,367,269
Class I2	118,647	18,403
	3,482,584	1,739,262
Shares reinvested:
Class A	63,393	273,956
Class C	7,777	37,893
Class I	97,826	346,448
Class I2	132,485	586,602
	301,481	1,244,899
Shares redeemed:
Class A	(704,143)	(907,329)
Class C	(63,485)	(174,148)
Class I	(729,588)	(3,147,160)
Class I2	(713,077)	(2,558,850)
	(2,210,293)	(6,787,487)
Automatic conversions:
Class A	24,139	76,812
Class C	(24,166)	(76,888)
	(27)	(76)
Net increase (decrease) in shares outstanding:
Class A	(359,020)	(272,200)
Class C	(36,844)	(143,914)
Class I	2,431,554	(1,433,443)
Class I2	(461,945)	(1,953,845)
	1,573,745	(3,803,402)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.30	$6.43	$7.03	$6.84	$4.73	$6.52
Investment operations:
Net investment income (loss) (A)	0.13	0.19	0.22	0.05	0.11	0.12
Net realized and unrealized gain (loss)	0.31	2.17	(0.55)	0.43	2.27	(1.58)
Total investment operations	0.44	2.36	(0.33)	0.48	2.38	(1.46)
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.33)	(0.27)	—	—	(0.24)
Return of capital	—	(0.16)	—	(0.29)	(0.27)	(0.09)
Total dividends and/or distributions to shareholders	(0.17)	(0.49)	(0.27)	(0.29)	(0.27)	(0.33)
Net asset value, end of period/year	$8.57	$8.30	$6.43	$7.03	$6.84	$4.73
Total return (D)	5.22%(E)	38.40%	(4.73)%	7.30%(C)	51.20%	(22.37)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$31,015	$33,007	$27,310	$32,347	$20,495	$13,353
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.53%(F)	1.55%	1.57%	1.54%	1.60%	1.69%
Including waiver and/or reimbursement and recapture	1.53%(F)	1.55%	1.59%	1.60%	1.60%(G)	1.60%
Net investment income (loss) to average net assets	2.90%(F)	2.59%	3.31%	0.73%	1.72%	2.27%
Portfolio turnover rate	36%(E)	55%	15%	20%	18%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.29	$6.42	$7.02	$6.83	$4.71	$6.50
Investment operations:
Net investment income (loss) (A)	0.09	0.13	0.17	0.03	0.07	0.11
Net realized and unrealized gain (loss)	0.31	2.17	(0.55)	0.40	2.28	(1.62)
Total investment operations	0.40	2.30	(0.38)	0.43	2.35	(1.51)
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.29)	(0.22)	—	—	(0.20)
Return of capital	—	(0.14)	—	(0.24)	(0.23)	(0.08)
Total dividends and/or distributions to shareholders	(0.13)	(0.43)	(0.22)	(0.24)	(0.23)	(0.28)
Net asset value, end of period/year	$8.56	$8.29	$6.42	$7.02	$6.83	$4.71
Total return (D)	4.79%(E)	37.32%	(5.51)%	6.42%(C)	50.48%	(23.15)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,413	$4,578	$4,469	$6,753	$7,313	$6,225
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.32%(F)	2.33%	2.35%	2.33%	2.39%	2.47%
Including waiver and/or reimbursement and recapture	2.35%(F)	2.35%	2.35%(G)	2.35%	2.35%	2.35%
Net investment income (loss) to average net assets	2.05%(F)	1.81%	2.56%	0.38%	1.13%	2.08%
Portfolio turnover rate	36%(E)	55%	15%	20%	18%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.29	$6.42	$7.03	$6.84	$4.72	$6.52
Investment operations:
Net investment income (loss) (A)	0.14	0.21	0.25	0.08	0.11	0.11
Net realized and unrealized gain (loss)	0.31	2.17	(0.57)	0.43	2.30	(1.57)
Total investment operations	0.45	2.38	(0.32)	0.51	2.41	(1.46)
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.34)	(0.29)	—	—	(0.25)
Return of capital	—	(0.17)	—	(0.32)	(0.29)	(0.09)
Total dividends and/or distributions to shareholders	(0.18)	(0.51)	(0.29)	(0.32)	(0.29)	(0.34)
Net asset value, end of period/year	$8.56	$8.29	$6.42	$7.03	$6.84	$4.72
Total return	5.36%(D)	38.81%	(4.56)%	7.75%(C)	51.99%	(22.28)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$56,524	$34,564	$35,971	$51,296	$36,098	$14,247
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.29%(E)	1.28%	1.28%	1.26%	1.28%	1.33%
Including waiver and/or reimbursement and recapture	1.29%(E)	1.28%	1.28%	1.26%	1.28%	1.33%
Net investment income (loss) to average net assets	3.05%(E)	2.90%	3.65%	1.18%	1.70%	2.08%
Portfolio turnover rate	36%(D)	55%	15%	20%	18%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.30	$6.43	$7.03	$6.84	$4.72	$6.52
Investment operations:
Net investment income (loss) (A)	0.14	0.22	0.25	0.15	0.14	0.17
Net realized and unrealized gain (loss)	0.32	2.17	(0.55)	0.36	2.28	(1.62)
Total investment operations	0.46	2.39	(0.30)	0.51	2.42	(1.45)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.35)	(0.30)	—	—	(0.25)
Return of capital	—	(0.17)	—	(0.32)	(0.30)	(0.10)
Total dividends and/or distributions to shareholders	(0.19)	(0.52)	(0.30)	(0.32)	(0.30)	(0.35)
Net asset value, end of period/year	$8.57	$8.30	$6.43	$7.03	$6.84	$4.72
Total return	5.40%(B)	38.90%	(4.32)%	7.78%	52.12%	(22.19)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$51,001	$53,213	$53,763	$57,944	$154,852	$123,151
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20%(C)	1.18%	1.18%	1.16%	1.18%	1.22%
Including waiver and/or reimbursement and recapture	1.20%(C)	1.18%	1.18%	1.16%	1.18%	1.22%
Net investment income (loss) to average net assets	3.22%(C)	3.01%	3.69%	2.23%	2.25%	3.11%
Portfolio turnover rate	36%(B)	55%	15%	20%	18%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Energy Infrastructure (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class C, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities and Master limited partnerships: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Energy sector risk: Under normal circumstances, the Fund concentrates its investments in industries in the energy sector, which means the Fund will be more affected by the performance of the energy sector than a fund that is more diversified. Investing in the energy sector involves a number of risks. Please refer to the Prospectus for additional details.
Industry concentration risk: The Fund concentrates its investments in a specific industry or industries. Concentration in a particular industry heightens the risks associated with that industry. As a result, the Fund may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than funds investing in a broader range of industries.
Master limited partnerships (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. The MLP entities in which the Fund invests are typically focused in the energy sector. A downturn in the energy sector could have an adverse impact on the Fund. Energy MLPs may be adversely affected by changes in and volatility of commodity prices. At times, the performance of securities of companies in the energy sector of the economy may lag the performance of other sectors or the broader market as a whole. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of the Fund’s investments in such securities may decline if interest rates rise. The value of the Fund's investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Non-diversification risk: As a “non-diversified” Fund, the Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Fund more susceptible to the risks associated with investing in those issuers.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$48,646,965	34.03%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	1.054%
Over $250 million up to $500 million	1.040
Over $500 million up to $1 billion	0.960
Over $1 billion up to $2 billion	0.850
Over $2 billion	0.800
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.60%	March 1, 2026
Class C	2.35	March 1, 2026
Class I	1.31	March 1, 2026
Class I2	1.21	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class C	$—	$2,185	$612	$467	$3,264

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I and Class I2.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$2,896	$—
Class C	—	75
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$42,974	$8,687
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$57,702,007	$—	$48,174,088	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$106,227,843	$36,371,814	$(380,658)	$35,991,156
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Energy Infrastructure

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453838 TA ENGY INFRA 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Floating Rate
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 86.4%
Aerospace & Defense - 1.3%
Air Comm Corp. LLC Term Loan, 1-Month Term SOFR + 3.00%, 7.32% (A), 11/21/2031	$ 923,077	$ 911,539
Barnes Group, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (A), 01/27/2032	1,000,000	985,179
TransDigm, Inc.
Term Loan I, TBD, 08/24/2028 (B)(C)	1,000,000	997,500
Term Loan J, 3-Month Term SOFR + 2.50%, 6.80% (A), 02/28/2031	495,009	490,128
		3,384,346
Automobile Components - 1.4%
C&D Technologies, Inc. Term Loan, 1-Month Term SOFR + 5.75%, 10.19% (A), 12/20/2026	1,390,472	1,376,567
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.75%, 7.07% (A), 01/28/2032	500,000	490,469
First Brands Group LLC Term Loan, 3-Month Term SOFR + 5.00%, 9.54% (A), 03/30/2027	2,165,724	2,007,356
		3,874,392
Building Products - 3.4%
Chamberlain Group, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.67% (A), 11/03/2028	923,895	911,521
Cornerstone Building Brands, Inc.
Term Loan B, 1-Month Term SOFR + 3.25%, 7.67% (A), 04/12/2028	493,573	428,792
Term Loan B, 1-Month Term SOFR + 4.50%, 8.82% (A), 05/15/2031	1,243,750	1,016,144

ECO Material Tech, Inc. Term Loan, 6-Month Term SOFR + 3.25%, 7.47% (A), 02/12/2032	1,450,000	1,450,000
EMRLD Borrower LP Term Loan B, 3-Month Term SOFR + 2.50%, 6.80% (A), 08/04/2031	995,000	981,734
Groundworks LLC
Delayed Draw Term Loan, 1-Month Term SOFR + 3.25%, 3.00% (A), 03/14/2031	24,094	23,792
Term Loan, 1-Month Term SOFR + 3.00%, 7.32% (A), 03/14/2031	818,183	807,955

Hobbs & Associates LLC Term Loan B, 1-Month Term SOFR + 2.75%, 7.07% (A), 07/23/2031	1,499,659	1,468,728
	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
Quikrete Holdings, Inc.
Term Loan B1, 1-Month Term SOFR + 2.25%, 6.57% (A), 03/19/2029	$ 339,570	$ 333,722
Term Loan B1, 1-Month Term SOFR + 2.25%, 6.57% (A), 04/14/2031	1,609,032	1,577,140
Term Loan B, 1-Month Term SOFR + 2.25%, 6.57% (A), 02/10/2032	250,000	244,844
		9,244,372
Capital Markets - 0.6%
Dragon Buyer, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 7.30% (A), 09/30/2031 (C)	1,498,750	1,487,042
Chemicals - 1.3%
M2S Group Holdings, Inc. Term Loan B, 3-Month Term SOFR + 4.75%, 9.03% (A), 08/25/2031	1,001,724	948,194
Minerals Technologies, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 6.32% (A), 11/26/2031	399,000	394,012
SCIH Salt Holdings, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 7.28% (A), 01/31/2029	1,430,282	1,414,958
USALCO LLC
Delayed Draw Term Loan, 1.00% (A), 09/30/2031 (C)	23,405	23,229
Term Loan B, 3-Month Term SOFR + 4.00%, 8.30% (A), 09/30/2031 (C)	769,191	763,423
		3,543,816
Commercial Services & Supplies - 14.3%
AlixPartners LLP Term Loan B, 1-Month Term SOFR + 2.50%, 6.94% (A), 02/04/2028	1,463,167	1,461,338
American Auto Auction Group LLC Term Loan B, 3-Month Term SOFR + 4.50%, 8.80% (A), 12/30/2027	1,776,920	1,772,478
American Residential Services LLC Repriced Term Loan B, 3-Month Term SOFR + 3.25%, 7.53% (A), 02/02/2032	1,492,248	1,477,326
Ankura Consulting Group LLC Repriced Term Loan B, 3-Month Term SOFR + 3.50%, 7.80% (A), 12/29/2031	1,532,734	1,512,936
Belron Finance LLC Term Loan B, 3-Month Term SOFR + 2.75%, 7.05% (A), 10/16/2031	1,243,750	1,239,474
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
BIFM U.S. Finance LLC Term Loan, 1-Month Term SOFR + 3.75%, 8.07% (A), 05/31/2028	$ 1,752,925	$ 1,746,352
Corporation Service Co. Term Loan B, 1-Month Term SOFR + 2.00%, 6.32% (A), 11/02/2029	447,703	442,853
Creative Artists Agency LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.75%, 7.07% (A), 10/01/2031	1,203,988	1,195,711
Driven Holdings LLC Term Loan B, 1-Month Term SOFR + 3.00%, 7.44% (A), 12/17/2028	164,975	164,150
Filtration Group Corp. Term Loan B, 7.32% (A), 10/21/2028	1,935,000	1,931,614
First Advantage Holdings LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.57% (A), 10/31/2031	1,246,875	1,235,965
Garda World Security Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 7.29% (A), 02/01/2029	1,567,286	1,547,695
Grant Thornton Advisors LLC Term Loan B, 1-Month Term SOFR + 2.75%, 7.07% (A), 06/02/2031	842,541	835,168
Hertz Corp. Term Loan B, 3-Month Term SOFR + 3.75%, 8.03% (A), 06/30/2028	986,263	767,436
Homeserve USA Holding Corp. Term Loan B, 1-Month Term SOFR + 2.25%, 6.57% (A), 10/21/2030	990,000	981,750
Imagefirst Holdings LLC Term Loan B, 3-Month Term SOFR + 3.25%, 7.55% (A), 03/12/2032	750,000	746,250
Jadex, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 9.19% (A), 02/18/2028	1,989,197	1,810,169
Kingpin Intermediate Holdings LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.82% (A), 02/08/2028	1,856,151	1,791,186
KUEHG Corp. Term Loan, 3-Month Term SOFR + 3.25%, 7.55% (A), 06/12/2030	1,082,200	1,076,113
LRS Holdings LLC Term Loan B, 1-Month Term SOFR + 4.25%, 8.69% (A), 08/31/2028	1,407,811	1,333,901
Madison IAQ LLC Term Loan B, TBD, 03/28/2032 (B)(C)	1,000,000	989,792
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Mavis Tire Express Services Corp. Repriced Term Loan, 3-Month Term SOFR + 3.00%, 7.31% (A), 05/04/2028	$ 864,187	$ 852,665
NAB Holdings LLC Repriced Term Loan B, 3-Month Term SOFR + 2.50%, 6.80% (A), 11/24/2028	290,318	287,142
PG Investment Co. 59 SARL Term Loan B, 3-Month Term SOFR + 3.00%, 7.30% (A), 03/26/2031	348,252	346,511
Pre-Paid Legal Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.57% (A), 12/15/2028	1,061,781	1,047,512
Prime Security Services Borrower LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.00%, 6.32% (A), 10/13/2030	995,006	989,254
Rent-A-Center, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 2.75%, 7.03% (A), 02/17/2028	1,306,331	1,280,204
Ryan LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.82% (A), 11/14/2030	1,189,493	1,185,032
Spin Holdco, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 8.56% (A), 03/04/2028	699,793	567,707
Technimark Holdings LLC Term Loan, 1-Month Term SOFR + 3.25%, Prime Rate + 2.25%, 7.57% (A), 04/14/2031	1,490,013	1,463,937
Trans Union LLC Term Loan B9, 1-Month Term SOFR + 1.75%, 6.07% (A), 06/24/2031	249,375	247,713
TruGreen LP Term Loan, 1-Month Term SOFR + 4.00%, 8.42% (A), 11/02/2027	1,101,367	1,033,908
Veritiv Corp. Term Loan B, 3-Month Term SOFR + 4.00%, 8.30% (A), 11/30/2030	1,990,000	1,971,593
Vestis Corp. Term Loan, TBD, 02/22/2031 (B)(C)	250,000	242,708
VM Consolidated, Inc. Term Loan B2, 1-Month Term SOFR + 2.25%, 6.57% (A), 03/24/2028	495,169	494,757
VT Topco, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 3.00%, 7.30% (A), 08/09/2030	493,775	492,129
		38,562,429
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Communications Equipment - 1.0%
Aventiv Technologies LLC
Term Loan, 3-Month Term SOFR + 7.50%, 12.06% (A), 07/31/2025	$ 398,634	$ 378,702
Bridge Term Loan, 3-Month Term SOFR + 10.00%, 14.56% (A), 12/24/2025	497,026	504,481

CommScope, Inc. Term Loan, 1-Month Term SOFR + 5.25%, 9.57% (A), 12/17/2029	594,421	581,542
GoTo Group, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 9.18% (A),04/28/2028	906,775	635,346
Level 3 Financing, Inc. Term Loan B, 1-Month Term SOFR + 4.25%, 8.57% (A), 03/27/2032	500,000	498,281
		2,598,352
Construction & Engineering - 1.6%
Centuri Group, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.93% (A), 08/27/2028	308,461	307,998
Chromalloy Corp. Term Loan B, 3-Month Term SOFR + 3.75%, 8.04% (A), 03/27/2031	1,740,615	1,709,067
Cube Industrials Buyer, Inc. Term Loan, 3-Month Term SOFR + 3.50%, 7.77% (A), 10/17/2031	800,000	794,000
Legence Holdings LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.57% (A), 12/18/2028 (C)	567,031	558,053
Osmose Utilities Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.69% (A), 06/23/2028	997,416	983,391
		4,352,509
Consumer Staples Distribution & Retail - 5.8%
BW Gas & Convenience Holdings LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.94% (A), 03/31/2028	1,073,090	1,051,629
Dave & Buster's, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.56% (A), 06/29/2029	1,267,797	1,172,316
EG Group Ltd. Term Loan B, 3-Month Term SOFR + 4.25%, 8.56% (A), 02/07/2028	1,207,415	1,206,510
Flynn Restaurant Group LP
Term Loan, 1-Month Term SOFR + 3.75%, 8.07% (A), 01/28/2032	500,000	488,334
	Principal	Value
LOAN ASSIGNMENTS (continued)
Consumer Staples Distribution & Retail (continued)
Flynn Restaurant Group LP (continued)
Term Loan B, 1-Month Term SOFR + 4.25%, 8.69% (A), 12/01/2028	$ 1,431,336	$ 1,419,258

Great Outdoors Group LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.57% (A), 01/23/2032	1,432,476	1,396,664
Highline Aftermarket Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.82% (A), 02/19/2030	1,346,625	1,339,892
IRB Holding Corp. 1st Lien Term Loan B, TBD, 12/15/2027 (B)(C)	1,500,000	1,487,625
LBM Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.18% (A), 06/06/2031	496,250	472,368
Michaels Cos., Inc. Term Loan B, 3-Month Term SOFR + 4.25%, 8.81% (A), 04/17/2028	593,830	327,534
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.81% (A), 03/03/2028	1,645,237	1,428,786
PetSmart, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 8.17% (A), 02/11/2028	2,135,434	2,099,399
Staples, Inc. Term Loan B, 3-Month Term SOFR + 5.75%, 10.04% (A), 09/04/2029	646,750	557,283
White Cap Buyer LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.57% (A), 10/19/2029	1,072,313	1,043,676
		15,491,274
Containers & Packaging - 5.8%
Anchor Glass Container Corp. Term Loan, 3-Month Term SOFR + 5.00%, 7.33% (A), 12/07/2025 (D)	638,521	439,515
Anchor Packaging, Inc. 1st Lien Term Loan, 1-Month Term SOFR + 3.25%, 7.58% (A), 07/18/2029	1,729,101	1,723,156
Berlin Packaging LLC Term Loan B7, 1-Month Term SOFR + 3.50%, 3-Month Term SOFR + 3.50%, 7.82% (A), 06/07/2031	956,581	949,258
Canister International Group, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.50%, 7.82% (A), 03/22/2029 (C)	1,492,513	1,485,050
Clydesdale Acquisition Holdings, Inc.
Delayed Draw Term Loan, 3-Month Term SOFR + 3.25%, 7.48% (A), 04/01/2032	438	435
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc. (continued)
Term Loan B, 3-Month Term SOFR + 3.25%, 7.49% (A), 04/01/2032	$ 835,395	$ 828,503
Term Loan B, 1-Month Term SOFR + 3.18%, 7.50% (A), 04/13/2029	1,179,333	1,169,198

Klockner-Pentaplast of America, Inc. Term Loan B, 6-Month Term SOFR + 4.73%, 9.23% (A), 02/12/2026	576,000	495,360
Plaze, Inc. Term Loan, 1-Month Term SOFR + 3.75%, 8.19% (A), 08/03/2026	239,375	221,721
Pregis TopCo Corp.
Term Loan, 1-Month Term SOFR + 4.00%, 8.44% (A), 07/31/2026	361,875	360,518
1st Lien Term Loan, 1-Month Term SOFR + 4.00%, 8.32% (A), 07/31/2026	1,530,528	1,525,937

Pretium Packaging LLC Term Loan A, 3-Month Term SOFR + 3.75%, 9.29% (A), 10/02/2028	1,393,035	1,384,328
Proampac PG Borrower LLC Term Loan, 3-Month Term SOFR + 4.00%, 8.26% (A), 09/15/2028	1,939,472	1,899,471
TricorBraun Holdings, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.69% (A), 03/03/2028	1,493,547	1,470,521
Trident TPI Holdings, Inc. Term Loan B7, 3-Month Term SOFR + 3.75%, 8.05% (A), 09/15/2028	1,840,809	1,778,298
		15,731,269
Distributors - 1.1%
Core & Main LP Term Loan E, 6-Month Term SOFR + 2.00%, 6.27% (A), 02/09/2031	198,004	197,137
Gloves Buyer, Inc.
Term Loan, TBD, 01/17/2032 (B)(C)	1,000,000	951,667
Term Loan, 1-Month Term SOFR + 4.00%, 8.44% (A), 12/29/2027	1,385,564	1,382,100

Olympus Water U.S. Holding Corp. Term Loan, 3-Month Term SOFR + 3.00%, 7.30% (A), 06/20/2031	398,003	392,641
		2,923,545
Electric Utilities - 1.7%
Cornerstone Generation LLC Term Loan B, TBD, 10/28/2031 (B)(C)	1,100,000	1,099,450
	Principal	Value
LOAN ASSIGNMENTS (continued)
Electric Utilities (continued)
Kohler Energy Co. LLC Term Loan B, 3-Month Term SOFR + 3.75%, 8.05% (A), 05/01/2031	$ 1,190,733	$ 1,162,453
Lightning Power LLC Term Loan B, 3-Month Term SOFR + 2.25%, 6.55% (A), 08/18/2031	522,375	520,525
Pike Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 7.44% (A), 01/21/2028	1,808,422	1,811,247
		4,593,675
Electrical Equipment - 0.2%
Energizer Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 6.32% (A), 03/19/2032	631,894	629,525
Electronic Equipment, Instruments & Components - 0.8%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B, 1-Month Term SOFR + 4.25%, 8.57% (A), 12/02/2031	750,000	718,750
Roper Industrial Products Investment Co. LLC 1st Lien Term Loan B, 3-Month Term SOFR + 2.75%, 7.05% (A), 11/22/2029	997,500	987,836
TCP Sunbelt Acquisition Co. Term Loan B, 3-Month Term SOFR + 4.25%, 8.57% (A), 10/24/2031	523,688	522,706
		2,229,292
Energy Equipment & Services - 0.4%
Star Holding LLC 1st Lien Term Loan B, 1-Month Term SOFR + 4.50%, 8.82% (A), 07/31/2031	1,244,373	1,169,089
Financial Services - 1.1%
Deerfield Dakota Holding LLC Term Loan B, 3-Month Term SOFR + 3.75%, 8.05% (A), 04/09/2027	1,219,866	1,155,213
Guggenheim Partners LLC Term Loan B, 3-Month Term SOFR + 2.50%, 6.80% (A), 11/26/2031	149,625	149,438
Janney Montgomery Scott LLC Term Loan, 6-Month Term SOFR + 3.25%, 7.47% (A), 11/28/2031	385,714	385,328
Russell Investments U.S. Institutional Holdco, Inc. Term Loan, 3-Month Term SOFR + 5.00%, PIK Rate 1.50%, Cash Rate 0.00%, 05/30/2027 (C)(E)	554,720	515,196
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Financial Services (continued)
Victory Capital Holdings, Inc.
Term Loan B, 3-Month Term SOFR + 2.25%, 6.61% (A), 12/29/2028	$ 688,092	$ 686,372
Term Loan B, 3-Month Term SOFR + 2.25%, 6.61% (A), 07/01/2026	5,962	5,951
		2,897,498
Food Products - 7.2%
8th Avenue Food & Provisions, Inc.
Term Loan, 1-Month Term SOFR + 4.75%, 9.19% (A), 10/01/2025	1,132,393	1,091,816
1st Lien Term Loan, 1-Month Term SOFR + 3.75%, 8.19% (A), 10/01/2025	1,111,048	1,044,386

Aspire Bakeries Holdings LLC Term Loan, 1-Month Term SOFR + 4.25%, 8.57% (A), 12/13/2030	994,975	992,487
B&G Foods, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.82% (A), 10/10/2029	746,250	711,176
BCPE North Star U.S. HoldCo 2, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 8.44% (A), 06/09/2028	2,231,423	2,163,086
Chef's Warehouse Leasing Co. LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.82% (A), 08/23/2029	152,638	153,402
Del Monte Foods, Inc.
Term Loan, 3-Month Term SOFR + 0.00%, 4.27% (A), 11/02/2028 (F)	1,222,000	1,174,999
Term Loan, 3-Month Term SOFR + 4.40%, 8.70% (A), 08/02/2028	580,702	371,649
Term Loan, 3-Month Term SOFR + 8.15%, 12.47% (A), 08/02/2028	298,694	289,733

Fiesta Purchaser, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.25%, 7.57% (A), 02/12/2031	1,191,015	1,179,743
Max U.S. Bidco, Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 9.31% (A), 10/02/2030	742,500	713,171
Monogram Food Solutions LLC Term Loan B, 1-Month Term SOFR + 4.00%, 8.44% (A), 08/28/2028	1,742,926	1,716,782
Nomad Foods U.S. LLC Term Loan B5, 6-Month Term SOFR + 2.50%, 6.54% (A), 11/12/2029	1,960,200	1,955,299
Quirch Foods Holdings LLC Term Loan, 3-Month Term SOFR + 5.00%, 9.56% (A), 10/27/2027	959,770	902,183
	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)

Snacking Investments Bidco Pty. Ltd. Term Loan, 3-Month Term SOFR + 4.00%, 8.28% (A), 12/18/2026	$ 1,962,563	$ 1,959,292
Solina Bidco Term Loan B, 3-Month Term SOFR + 3.25%, 7.55% (A), 03/12/2029	995,000	986,294
Upfield BV Term Loan B12, 3-Month Term SOFR + 3.75%, 8.07% (A), 01/03/2028	1,983,412	1,971,016
		19,376,514
Health Care Equipment & Supplies - 1.1%
Bausch & Lomb Corp. Term Loan, 1-Month Term SOFR + 3.25%, 7.67% (A), 05/10/2027	2,324,204	2,290,587
Medline Borrower LP Term Loan B, 1-Month Term SOFR + 2.25%, 6.57% (A), 10/23/2028	755,044	749,759
		3,040,346
Health Care Providers & Services - 4.9%
ADMI Corp.
Term Loan B3, 1-Month Term SOFR + 3.75%, 8.19% (A), 12/23/2027	1,133,071	1,100,023
Term Loan B5, 1-Month Term SOFR + 5.75%, 10.07% (A), 12/23/2027	493,750	488,195

Charlotte Buyer, Inc. Repriced Term Loan B, 1-Month Term SOFR + 4.25%, 8.57% (A), 02/11/2028	1,772,856	1,763,674
Dermatology Intermediate Holdings III, Inc.
Term Loan B, 3-Month Term SOFR + 4.25%, 8.53% (A), 03/30/2029	972,796	896,594
Term Loan B, 3-Month Term SOFR + 5.50%, 9.78% (A), 03/30/2029 (C)	698,694	648,039

Heartland Dental LLC Term Loan, 1-Month Term SOFR + 4.50%, 8.82% (A), 04/28/2028	1,476,325	1,457,871
LifePoint Health, Inc.
Term Loan B1, 3-Month Term SOFR + 3.50%, 7.82% (A), 05/19/2031	497,503	484,444
1st Lien Term Loan B, 3-Month Term SOFR + 3.75%, 8.01% (A), 05/19/2031	740,419	725,055

Quorum Health Corp. Delayed Draw Term Loan, 3-Month Term SOFR + 6.50%, 10.81% (A),01/28/2028	1,667,428	1,650,754
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)

Sound Inpatient Physicians Term Loan A, 3-Month Term SOFR + 5.50%, PIK Rate 1.00%, Cash Rate 0.00%, 06/28/2028 (E)	$ 1,000,951	$ 1,015,965
Star Parent, Inc. Term Loan B, 3-Month Term SOFR + 4.00%, 8.30% (A), 09/27/2030	1,487,500	1,435,607
Surgery Center Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 7.07% (A), 12/19/2030	1,485,000	1,479,018
		13,145,239
Hotels, Restaurants & Leisure - 4.7%
19th Holdings Golf LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.67% (A), 02/07/2029	496,173	465,990
Bally's Corp. Term Loan B, 3-Month Term SOFR + 3.25%, 7.78% (A), 10/02/2028	1,564,863	1,343,826
Caesars Entertainment, Inc.
Term Loan B1, 3-Month Term SOFR + 2.25%, 6.56% (A), 02/06/2031	487,538	478,884
Term Loan B, 3-Month Term SOFR + 2.25%, 6.56% (A), 02/06/2030	451,000	444,047

Carnival Corp. Term Loan, 1-Month Term SOFR + 2.00%, 6.33% (A), 08/08/2027	535,683	534,344
EOC Borrower LLC Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (A), 03/24/2032	1,100,000	1,081,666
GSM Holdings, Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 9.30% (A), 09/30/2031	746,250	675,356
Hilton Domestic Operating Co., Inc. Term Loan B4, 1-Month Term SOFR + 1.75%, 6.08% (A), 11/08/2030	250,000	248,100
Hilton Grand Vacations Borrower LLC Term Loan B, 1-Month Term SOFR + 2.00%, 6.32% (A), 08/02/2028	490,370	480,256
Light & Wonder International, Inc. Term Loan B2, 1-Month Term SOFR + 2.25%, 6.57% (A), 04/14/2029	497,500	491,281
PENN Entertainment, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.82% (A), 05/03/2029	1,312,875	1,306,128
Recess Holdings, Inc. Repriced Term Loan, 3-Month Term SOFR + 3.75%, 8.03% (A), 02/20/2030	1,709,023	1,683,388
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)

Scientific Games Holdings LP Term Loan B, 3-Month Term SOFR + 3.00%, 7.28% (A), 04/04/2029	$ 1,735,378	$ 1,718,024
SRAM LLC Term Loan B, 1-Month Term SOFR + 2.25%, 6.57% (A), 02/27/2032	498,750	495,009
Travel & Leisure Co. Term Loan B, 1-Month Term SOFR + 2.50%, 6.82% (A), 12/14/2029	1,214,456	1,189,788
		12,636,087
Household Durables - 0.9%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (A), 07/31/2028	1,492,509	1,473,023
Hunter Douglas, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.55% (A), 01/20/2032	322,505	313,233
Libbey Glass, Inc. Term Loan, 3-Month Term SOFR + 6.50%, 10.93% (A), 11/22/2027	536,974	514,152
		2,300,408
Household Products - 0.2%
Kronos Acquisition Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 8.30% (A), 07/08/2031	630,191	505,465
Insurance - 1.6%
Acrisure LLC 1st Lien Term Loan B6, 1-Month Term SOFR + 3.00%, 7.32% (A), 11/06/2030	1,487,354	1,476,199
Asurion LLC
Term Loan B10, 1-Month Term SOFR + 4.00%, 8.42% (A), 08/19/2028	487,500	470,316
Term Loan B9, 1-Month Term SOFR + 3.25%, 7.69% (A), 07/31/2027	1,058,406	1,033,710

Broadstreet Partners, Inc. Term Loan B4, 1-Month Term SOFR + 3.00%, 7.32% (A), 06/13/2031	973,050	967,334
Sedgwick Claims Management Services, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 7.31% (A), 07/31/2031	497,500	494,639
		4,442,198
Internet & Catalog Retail - 2.2%
Arches Buyer, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.67% (A), 12/06/2027	1,451,895	1,419,227
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Internet & Catalog Retail (continued)
Cablevision Lightpath LLC Repriced Term Loan, 1-Month Term SOFR + 3.00%, 7.32% (A), 11/30/2027	$ 748,125	$ 745,787
ION Trading Technologies SARL Term Loan B, 3-Month Term SOFR + 3.50%, 7.80% (A), 04/01/2028	979,851	950,456
MH Sub I LLC Term Loan, 1-Month Term SOFR + 4.25%, 8.57% (A), 05/03/2028	2,078,570	1,950,390
TripAdvisor, Inc. Term Loan, 3-Month Term SOFR + 2.75%, 7.05% (A), 07/08/2031	746,250	723,863
		5,789,723
IT Services - 2.0%
Magenta Security Holdings LLC
Term Loan, 3-Month Term SOFR + 1.50%, PIK Rate 6.25%, Cash Rate 0.00%, 07/27/2028 (E)	173,319	88,393
Term Loan, 3-Month Term SOFR + 1.50%, PIK Rate 5.50%, Cash Rate 0.00%, 07/27/2028 (E)	664,434	186,041
Super Priority Term Loan, 3-Month Term SOFR + 6.25%, 10.53% (A), 07/27/2028	2,181,152	2,192,058
Term Loan, 3-Month Term SOFR + 6.75%, 11.29% (A), 07/27/2028	132,627	120,691

NCR Atleos LLC Term Loan B, 3-Month Term SOFR + 3.75%, 8.03% (A), 04/16/2029	967,551	963,015
Peraton Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 8.17% (A), 02/01/2028	745,647	670,416
Sandisk Corp. Term Loan B, 3-Month Term SOFR + 3.00%, 7.33% (A), 02/20/2032	1,250,000	1,200,000
		5,420,614
Machinery - 1.5%
Alliance Laundry Systems LLC Term Loan B, 3-Month Term SOFR + 2.75%, 7.07% (A), 08/19/2031	275,000	272,465
CPM Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 8.82% (A), 09/28/2028	1,090,278	1,052,118
	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
GrafTech Finance, Inc. Term Loan, 10.30% (A), 12/21/2029	$ 1,272,727	$ 1,253,636
Ranpak Corp. Term Loan, 3-Month Term SOFR + 4.50%, 8.80% (A),12/19/2031	1,496,250	1,477,547
		4,055,766
Media - 3.3%
Century De Buyer LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.78% (A), 10/30/2030	446,631	444,025
Charter Communications Operating LLC Term Loan B5, 3-Month Term SOFR + 2.25%, 6.55% (A), 12/15/2031	339,817	338,383
Cogeco Communications Finance LP
Term Loan B, 1-Month Term SOFR + 2.50%, 6.94% (A), 09/01/2028	475,251	464,954
Term Loan B, 1-Month Term SOFR + 3.25%, 7.57% (A), 09/18/2030	496,241	486,812
Coral-U.S. Co-Borrower LLC
Term Loan B6, 1-Month Term SOFR + 3.00%, 7.44% (A), 10/15/2029	706,917	697,050
Term Loan B7, 3-Month Term SOFR + 3.25%, 7.51% (A), 02/02/2032	275,000	269,156

EW Scripps Co. Term Loan B2, 1-Month Term SOFR + 5.75%, 10.16% (A), 06/30/2028	84,741	76,691
Mission Broadcasting, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.94% (A), 06/02/2028	629,262	628,671
NEP Group, Inc.
Term Loan B, 1-Month Term SOFR + 3.25%, PIK Rate 1.50%, Cash Rate 0.00%, 08/19/2026 (E)	775,416	694,385
Term Loan B, 1-Month Term SOFR + 4.00%, PIK Rate 1.50%, Cash Rate 0.00%, 08/19/2026 (E)	501,332	449,005

Sinclair Television Group, Inc. Term Loan B7, 1-Month Term SOFR + 4.10%, 8.52% (A), 12/31/2030	243,750	191,344
Sunrise Financing Partnership Term Loan A, 3-Month Term SOFR + 2.50%, 6.79% (A), 02/15/2032	898,777	892,598
Univision Communications, Inc.
Term Loan B, 1-Month Term SOFR + 3.50%, 7.94% (A), 01/31/2029	1,066,937	1,020,259
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Univision Communications, Inc. (continued)
Term Loan B, 1-Month Term SOFR + 3.25%, 7.69% (A), 01/31/2029	$ 145,500	$ 137,498

Virgin Media Bristol LLC Term Loan Q, 1-Month Term SOFR + 3.25%, 7.69% (A), 01/31/2029	1,482,278	1,460,044
Ziggo Financing Partnership Term Loan I, 1-Month Term SOFR + 2.50%, 6.94% (A), 04/30/2028	769,000	755,970
		9,006,845
Metals & Mining - 0.9%
JSG III, Inc.
1st Lien Term Loan, 1-Month Term SOFR + 4.50%, 8.92% (A), 06/28/2026	706,173	697,346
Delayed Draw Term Loan, 1-Month Term SOFR + 4.50%, 8.92% (A), 06/28/2026	38,180	37,703

Tiger Acquisition LLC Term Loan B, 1-Month Term SOFR + 2.75%, 7.07% (A), 06/01/2028 (C)	1,650,992	1,645,832
		2,380,881
Oil, Gas & Consumable Fuels - 1.5%
Apro LLC Term Loan B, 3-Month Term SOFR + 3.75%, 8.05% (A), 07/09/2031	1,990,000	1,980,050
Delek U.S. Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.92% (A), 11/19/2029	778,567	742,558
Par Petroleum LLC Term Loan B, 3-Month Term SOFR + 3.75%, 8.01% (A), 02/28/2030	1,471,337	1,411,564
		4,134,172
Paper & Forest Products - 1.2%
Domtar Corp. Term Loan B, 1-Month Term SOFR + 5.50%, 9.94% (A), 11/30/2028	885,195	803,314
Glatfelter Corp. Term Loan B, 3-Month Term SOFR + 4.25%, 8.56% (A), 11/04/2031	1,496,250	1,430,165
Pixelle Receivables SPE LLC Term Loan, 1-Month Term SOFR + 7.00%, 11.32% (A), 06/12/2025	862,312	862,312
		3,095,791
	Principal	Value
LOAN ASSIGNMENTS (continued)
Passenger Airlines - 0.2%
United Airlines, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 2.00%, 6.28% (A), 02/22/2031	$ 415,402	$ 412,286
Personal Care Products - 1.1%
Conair Holdings LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.19% (A), 05/17/2028	987,212	549,314
KDC/ONE Development Corp., Inc. Term Loan, 1-Month Term SOFR + 4.00%, 8.32% (A), 08/15/2028	1,498,750	1,492,380
Opal Bidco SAS Term Loan B, TBD, 03/31/2032 (B)(C)	1,000,000	996,250
		3,037,944
Pharmaceuticals - 2.1%
Amneal Pharmaceuticals LLC Term Loan B, 1-Month Term SOFR + 5.50%, 9.82% (A), 05/04/2028	1,210,937	1,206,774
Curium BidCo SARL Term Loan B, 3-Month Term SOFR + 3.50%, 7.80% (A), 07/31/2029	1,767,458	1,736,527
IVC Acquisition Ltd. Repriced Term Loan B, 3-Month Term SOFR + 3.75%, 8.05% (A), 12/12/2028	1,234,406	1,223,090
Southern Veterinary Partners LLC 1st Lien Term Loan, 3-Month Term SOFR + 3.25%, 7.53% (A), 12/04/2031	1,492,394	1,485,865
		5,652,256
Real Estate Management & Development - 0.8%
Cushman & Wakefield U.S. Borrower LLC
Term Loan B1, 1-Month Term SOFR + 2.75%, 7.07% (A), 01/31/2030	735,734	733,895
Term Loan, 1-Month Term SOFR + 3.25%, 7.57% (A), 01/31/2030 (C)	1,000,000	1,000,000

RE/MAX International, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.94% (A), 07/21/2028	494,859	465,167
		2,199,062
Software - 4.8%
Avalara, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.55% (A), 03/26/2032	250,000	248,437
Avaya, Inc. Term Loan, 1-Month Term SOFR + 7.50%, 11.82% (A), 08/01/2028	778,641	622,913
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Boxer Parent Co., Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (A), 07/30/2031	$ 1,000,000	$ 978,625
Central Parent, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.55% (A), 07/06/2029	1,481,306	1,232,364
Cornerstone OnDemand, Inc. Term Loan, 1-Month Term SOFR + 3.75%, 8.19% (A), 10/16/2028	727,500	638,381
Cotiviti Corp. Term Loan B, 7.63% (A), 05/01/2031 (G)	1,000,000	995,625
Dayforce, Inc. Term Loan B, 3-Month Term SOFR + 2.00%, 6.28% (A), 03/01/2031	995,006	992,519
Drake Software LLC Term Loan B, 3-Month Term SOFR + 4.25%, 8.55% (A), 06/26/2031	696,475	665,133
Dun & Bradstreet Corp. Term Loan, 1-Month Term SOFR + 2.25%, 6.57% (A), 01/18/2029 (C)	572,759	570,611
Epicor Software Corp. Term Loan E, 1-Month Term SOFR + 2.75%, 7.07% (A), 05/30/2031	1,293,500	1,286,224
Helios Software Holdings, Inc. Term Loan B, 3-Month Term SOFR + 3.50%, 7.80% (A), 07/18/2030	527,963	519,603
Modena Buyer LLC Term Loan, 3-Month Term SOFR + 4.50%, 8.78% (A), 07/01/2031	995,000	940,524
Polaris Newco LLC Term Loan B, 3-Month Term SOFR + 3.75%, 8.29% (A), 06/02/2028	1,496,124	1,439,188
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 7.19% (A), 05/15/2028	802,029	320,812
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.69% (A), 05/15/2028	340,754	336,707

UKG, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (A), 02/10/2031	1,083,172	1,078,741
		12,866,407
Textiles, Apparel & Luxury Goods - 1.8%
ABG Intermediate Holdings 2 LLC
1st Lien Term Loan B, 1-Month Term SOFR + 2.25%, 6.57% (A), 12/21/2028	1,492,500	1,462,960
	Principal	Value
LOAN ASSIGNMENTS (continued)
Textiles, Apparel & Luxury Goods (continued)
ABG Intermediate Holdings 2 LLC (continued)
Delayed Draw Term Loan, 1-Month Term SOFR + 2.25%, 6.57% (A), 02/13/2032	$ 1,000,000	$ 976,750

Hanesbrands, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 7.07% (A), 03/07/2032	1,098,432	1,081,955
Varsity Brands, Inc. Term Loan, 3-Month Term SOFR + 3.50%, 7.82% (A), 08/26/2031	1,250,000	1,226,563
		4,748,228
Transportation Infrastructure - 0.6%
First Student Bidco, Inc.
1st Lien Term Loan B, 3-Month Term SOFR + 2.50%, 6.80% (A), 07/21/2028	354,738	352,743
Term Loan B2, 3-Month Term SOFR + 2.50%, 6.80% (A), 07/21/2028	997,417	991,806
Term Loan C, 3-Month Term SOFR + 2.50%, 6.80% (A), 07/21/2028	108,483	107,873

SIRVA Worldwide, Inc. Super Priority Delayed Draw Term Loan, 3-Month Term SOFR + 8.00%, 2.00% (A), 02/20/2029	290,607	281,889
		1,734,311
Total Loan Assignments (Cost $239,556,123)		232,692,968
CORPORATE DEBT SECURITIES - 7.3%
Building Products - 0.5%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (H)	1,500,000	1,465,360
Chemicals - 0.4%
Olympus Water U.S. Holding Corp.
7.13%, 10/01/2027 (H)	1,000,000	1,005,769
Commercial Services & Supplies - 0.9%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (H)	2,250,000	2,298,339
Communications Equipment - 0.6%
CommScope LLC
9.50%, 12/15/2031 (H)(I)	1,000,000	1,022,703
Sable International Finance Ltd.
7.13%, 10/15/2032 (H)	750,000	736,913
		1,759,616
Containers & Packaging - 0.5%
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032 (H)	313,000	319,542
Graham Packaging Co., Inc.
7.13%, 08/15/2028 (H)	1,000,000	977,645
		1,297,187
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.2%
Star Holding LLC
8.75%, 08/01/2031 (H)	$ 500,000	$ 450,556
Food Products - 0.4%
B&G Foods, Inc.
8.00%, 09/15/2028 (H)	1,000,000	992,048
Health Care Providers & Services - 1.5%
LifePoint Health, Inc.
8.38%, 02/15/2032 (H)	500,000	509,932
11.00%, 10/15/2030 (H)	500,000	547,317
Tenet Healthcare Corp.
6.13%, 06/15/2030	3,000,000	3,009,894
		4,067,143
Hotels, Restaurants & Leisure - 0.7%
Caesars Entertainment, Inc.
7.00%, 02/15/2030 (H)	1,000,000	1,022,733
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.63%, 01/15/2032 (H)	1,000,000	979,822
		2,002,555
Insurance - 0.2%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030 (H)	500,000	509,239
Internet & Catalog Retail - 0.1%
ION Trading Technologies SARL
9.50%, 05/30/2029 (H)	200,000	192,457
Media - 0.3%
CSC Holdings LLC
5.38%, 02/01/2028 (H)	750,000	657,650
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (H)	250,000	184,983
		842,633
Software - 1.0%
Ellucian Holdings, Inc.
6.50%, 12/01/2029 (H)	1,577,000	1,575,586
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75%, 05/01/2029 (H)	1,214,000	1,178,187
		2,753,773
Total Corporate Debt Securities (Cost $19,770,560)		19,636,675
ASSET-BACKED SECURITIES - 2.4%
Anchorage Capital CLO 17 Ltd.
Series 2021-17A, Class A1R, 3-Month Term SOFR + 1.23%, 5.49% (A), 02/15/2038 (H)	1,500,000	1,486,884
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.73% (A), 10/20/2034 (H)	1,500,000	1,494,282
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO Ltd.
Series 2021-2A, Class AR1, 3-Month Term SOFR + 1.25%, 5.51% (A), 02/15/2038 (H)	$ 1,500,000	$ 1,492,535
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 5.48% (A), 04/16/2031 (H)	603,486	603,179
Venture 43 CLO Ltd.
Series 2021-43A, Class A1R, 3-Month Term SOFR + 1.35%, 5.61% (A), 04/15/2034 (H)	1,500,000	1,496,836
Total Asset-Backed Securities (Cost $6,580,097)		6,573,716

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.6%
U.S. Fixed Income Funds - 0.6%
Invesco Senior Loan ETF (I)	36,000	745,920
SPDR Blackstone Senior Loan ETF (I)	19,000	774,820
Total Exchange-Traded Funds (Cost $1,540,190)		1,520,740
COMMON STOCKS - 0.1%
Household Durables - 0.0% *
API Heat Transfer Intermediate Corp. (F)(J)(K)(L)	889,572	1
LG Parent Holding Co. (F)(J)	30,405	38,006
		38,007
Metals & Mining - 0.0% *
Phoenix Services International LLC (F)(J)(K)	14,948	67,266
Software - 0.1%
Avaya Holdings Corp. (F)(J)	41,536	228,448
Total Common Stocks (Cost $957,844)		333,721
PREFERRED STOCK - 0.0%
Household Durables - 0.0%
API Heat Transfer Intermediate Corp.,
0.00% (F)(J)(K)(L)	189,500	0
Total Preferred Stock (Cost $189,501)		0
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (M)	2,638,250	2,638,250
Total Other Investment Company (Cost $2,638,250)		2,638,250
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 4.9%
Fixed Income Clearing Corp.,
1.80% (M), dated 04/30/2025, to be
repurchased at $13,254,546 on 05/01/2025.
Collateralized by a U.S. Government
Obligation, 4.00%, due 10/31/2029, and
with a value of $13,519,083.
$ 13,253,884	$ 13,253,884
Total Repurchase Agreement (Cost $13,253,884)	13,253,884
Total Investments (Cost $284,486,449)	276,649,954
Net Other Assets (Liabilities) - (2.7)%	(7,311,915)
Net Assets - 100.0%	$ 269,338,039
INVESTMENT VALUATION:

Valuation Inputs (N)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Loan Assignments	$—	$232,692,968	$—	$232,692,968
Corporate Debt Securities	—	19,636,675	—	19,636,675
Asset-Backed Securities	—	6,573,716	—	6,573,716
Exchange-Traded Funds	1,520,740	—	—	1,520,740
Common Stocks	—	266,454	67,267	333,721
Preferred Stock	—	—	0	0
Other Investment Company	2,638,250	—	—	2,638,250
Repurchase Agreement	—	13,253,884	—	13,253,884
Total Investments	$4,158,990	$272,423,697	$67,267	$276,649,954
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)	All or a portion of the security represents an unsettled loan commitment at April 30, 2025 where the rate will be determined at time of settlement.
(C)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(D)	Restricted security. At April 30, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Anchor Glass Container Corp. Term Loan, 3-Month Term SOFR + 5.00%, 7.33%, 12/07/2025	08/11/2023 - 02/13/2025	$635,819	$439,515	0.2%

(E)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(F)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2025, the total value of the securities is $1,508,720, representing 0.6% of the Fund’s net assets.
(G)	Fixed rate loan commitment at April 30, 2025.
(H)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $23,200,497, representing 8.6% of the
Fund's net assets.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(I)
All or a portion of the security is on loan. The total value of the securities on loan is $2,578,540, collateralized by cash collateral of $2,638,250. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(J)	Non-income producing security.
(K)	Security is Level 3 of the fair value hierarchy. At April 30, 2025, the total value of the securities is $67,267, representing 0.0% of the Fund’s net assets.
(L)	Security deemed worthless.
(M)	Rate disclosed reflects the yield at April 30, 2025.
(N)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(O)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
Prime Rate	Interest rate charged by banks to their most credit worthy customers
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $271,232,565) (including securities loaned of $2,578,540)	$263,396,070
Repurchase agreement, at value (cost $13,253,884)	13,253,884
Cash	604,102
Receivables and other assets:
When-issued, delayed-delivery, forward and TBA commitments sold	3,200,094
Net income from securities lending	1,625
Shares of beneficial interest sold	1,662,027
Interest	1,337,579
Prepaid expenses	988
Other assets	17,146
Total assets	283,473,515
Liabilities:
Cash collateral received upon return of:
Securities on loan	2,638,250
Payables and other liabilities:
Investments purchased	3,553
When-issued, delayed-delivery, forward and TBA commitments purchased	10,835,356
Dividends and/or distributions	3,338
Shares of beneficial interest redeemed	409,789
Investment management fees	96,331
Distribution and service fees	16,568
Transfer agent fees	10,358
Trustee and CCO fees	808
Audit and tax fees	22,608
Custody fees	61,689
Legal fees	3,628
Printing and shareholder reports fees	2,848
Registration fees	9,671
Other accrued expenses	4,624
Unrealized depreciation on unfunded commitments	16,057
Total liabilities	14,135,476
Net assets	$269,338,039
Net assets consist of:
Paid-in capital	$329,587,854
Total distributable earnings (accumulated losses)	(60,249,815)
Net assets	$269,338,039
Net assets by class:
Class A	$15,081,626
Class C	16,401,448
Class I	78,244,817
Class I2	159,610,148
Shares outstanding (unlimited shares, no par value):
Class A	1,702,159
Class C	1,850,157
Class I	8,877,206
Class I2	18,023,512
Net asset value per share: (A)
Class A	$8.86
Class C	8.86
Class I	8.81
Class I2	8.86
Maximum offering price per share: (B)
Class A	$9.30

(A)
Net asset value per share for Class C, I and I2 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$107,136
Interest income	10,611,674
Net income from securities lending	3,626
Total investment income	10,722,436
Expenses:
Investment management fees	629,698
Distribution and service fees:
Class A	18,125
Class C	85,035
Transfer agent fees:
Class A	11,739
Class C	6,291
Class I	38,621
Class I2	5,759
Trustee and CCO fees	5,187
Audit and tax fees	23,429
Custody fees	74,677
Legal fees	8,562
Printing and shareholder reports fees	6,981
Registration fees	31,953
Other	10,235
Total expenses before waiver and/or reimbursement and recapture	956,292
Expenses waived and/or reimbursed:
Class A	(3,751)
Class I	(35,240)
Net expenses	917,301
Net investment income (loss)	9,805,135
Net realized gain (loss) on:
Investments	(87,775)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,265,214)
Unfunded commitments	(16,095)
Net change in unrealized appreciation (depreciation)	(5,281,309)
Net realized and change in unrealized gain (loss)	(5,369,084)
Net increase (decrease) in net assets resulting from operations	$4,436,051
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$9,805,135	$21,254,396
Net realized gain (loss)	(87,775)	(2,608,253)
Net change in unrealized appreciation (depreciation)	(5,281,309)	4,683,180
Net increase (decrease) in net assets resulting from operations	4,436,051	23,329,323
Dividends and/or distributions to shareholders:
Class A	(540,416)	(1,092,831)
Class C	(572,749)	(1,232,293)
Class I	(2,888,409)	(7,361,595)
Class I2	(5,997,302)	(11,742,085)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(9,998,876)	(21,428,804)
Capital share transactions:
Proceeds from shares sold:
Class A	4,938,843	2,284,201
Class C	2,274,743	4,632,980
Class I	32,674,259	55,658,264
Class I2	12,500,000	91,900,000
	52,387,845	154,475,445
Dividends and/or distributions reinvested:
Class A	535,950	1,082,412
Class C	571,026	1,226,797
Class I	2,872,895	7,340,384
Class I2	5,997,302	11,742,085
	9,977,173	21,391,678
Cost of shares redeemed:
Class A	(4,029,553)	(3,590,447)
Class C	(2,400,667)	(4,084,437)
Class I	(27,821,370)	(78,955,449)
Class I2	(2,195,832)	(13,600,000)
	(36,447,422)	(100,230,333)
Automatic conversions:
Class A	467,357	806,292
Class C	(467,357)	(806,292)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	25,917,596	75,636,790
Net increase (decrease) in net assets	20,354,771	77,537,309
Net assets:
Beginning of period/year	248,983,268	171,445,959
End of period/year	$269,338,039	$248,983,268
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	546,118	252,563
Class C	251,596	511,723
Class I	3,674,485	6,181,820
Class I2	1,381,033	10,210,853
	5,853,232	17,156,959
Shares reinvested:
Class A	59,535	119,729
Class C	63,370	135,604
Class I	320,653	816,032
Class I2	666,409	1,298,925
	1,109,967	2,370,290
Shares redeemed:
Class A	(446,676)	(397,362)
Class C	(267,414)	(451,521)
Class I	(3,124,172)	(8,782,282)
Class I2	(251,239)	(1,513,362)
	(4,089,501)	(11,144,527)
Automatic conversions:
Class A	51,873	89,152
Class C	(51,847)	(89,071)
	26	81
Net increase (decrease) in shares outstanding:
Class A	210,850	64,082
Class C	(4,295)	106,735
Class I	870,966	(1,784,430)
Class I2	1,796,203	9,996,416
	2,873,724	8,382,803
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.04	$8.95	$8.91	$9.50	$9.27	$9.61
Investment operations:
Net investment income (loss) (A)	0.33	0.73	0.70	0.34	0.27	0.40
Net realized and unrealized gain (loss)	(0.18)	0.10	0.04	(0.58)	0.27	(0.37)
Total investment operations	0.15	0.83	0.74	(0.24)	0.54	0.03
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.33)	(0.74)	(0.70)	(0.35)	(0.31)	(0.37)
Return of capital	—	—	—	(0.00)(B)	—	—
Total dividends and/or distributions to shareholders	(0.33)	(0.74)	(0.70)	(0.35)	(0.31)	(0.37)
Net asset value, end of period/year	$8.86	$9.04	$8.95	$8.91	$9.50	$9.27
Total return (C)	1.69%(D)	9.55%	8.51%	(2.61)%	5.85%	0.47%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,082	$13,486	$12,779	$15,531	$13,805	$13,779
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.02%(F)	0.99%	1.05%	1.09%	1.15%	1.21%
Including waiver and/or reimbursement and recapture	0.97%(F)	0.97%	1.00%	1.05%	1.05%	1.05%
Net investment income (loss) to average net assets	7.31%(F)	8.09%	7.78%	3.71%	2.90%	4.31%
Portfolio turnover rate	21%(D)	64%	37%	75%	41%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.05	$8.96	$8.92	$9.51	$9.28	$9.62
Investment operations:
Net investment income (loss) (A)	0.29	0.67	0.64	0.27	0.20	0.33
Net realized and unrealized gain (loss)	(0.18)	0.09	0.03	(0.58)	0.27	(0.36)
Total investment operations	0.11	0.76	0.67	(0.31)	0.47	(0.03)
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.30)	(0.67)	(0.63)	(0.28)	(0.24)	(0.31)
Return of capital	—	—	—	(0.00)(B)	—	—
Total dividends and/or distributions to shareholders	(0.30)	(0.67)	(0.63)	(0.28)	(0.24)	(0.31)
Net asset value, end of period/year	$8.86	$9.05	$8.96	$8.92	$9.51	$9.28
Total return (D)	1.22%(E)	8.78%	7.71%	(3.33)%(C)	5.06%	(0.28)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,401	$16,780	$15,661	$15,790	$14,222	$12,659
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.68%(G)	1.69%	1.77%	1.83%	1.88%	1.94%
Including waiver and/or reimbursement and recapture	1.68%(G)	1.69%	1.73%	1.80%	1.80%	1.80%
Net investment income (loss) to average net assets	6.58%(G)	7.37%	7.08%	2.96%	2.15%	3.58%
Portfolio turnover rate	21%(E)	64%	37%	75%	41%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.00	$8.91	$8.87	$9.45	$9.23	$9.58
Investment operations:
Net investment income (loss) (A)	0.34	0.76	0.72	0.36	0.29	0.42
Net realized and unrealized gain (loss)	(0.18)	0.10	0.04	(0.57)	0.26	(0.37)
Total investment operations	0.16	0.86	0.76	(0.21)	0.55	0.05
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.35)	(0.77)	(0.72)	(0.37)	(0.33)	(0.40)
Return of capital	—	—	—	(0.00)(B)	—	—
Total dividends and/or distributions to shareholders	(0.35)	(0.77)	(0.72)	(0.37)	(0.33)	(0.40)
Net asset value, end of period/year	$8.81	$9.00	$8.91	$8.87	$9.45	$9.23
Total return	1.74%(D)	9.95%	8.85%	(2.29)%(C)	6.02%	0.60%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$78,245	$72,033	$87,230	$107,287	$112,017	$57,185
Expenses to average net assets(E)
Excluding waiver and/or reimbursement and recapture	0.71%(F)	0.71%	0.78%	0.84%	0.89%	0.95%
Including waiver and/or reimbursement and recapture	0.62%(F)(G)	0.62%(G)	0.67%(G)	0.80%	0.80%	0.80%
Net investment income (loss) to average net assets	7.63%(F)	8.41%	8.07%	3.87%	3.08%	4.58%
Portfolio turnover rate	21%(D)	64%	37%	75%	41%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.04	$8.95	$8.91	$9.50	$9.27	$9.62
Investment operations:
Net investment income (loss) (A)	0.34	0.76	0.73	0.34	0.28	0.44
Net realized and unrealized gain (loss)	(0.17)	0.10	0.03	(0.56)	0.28	(0.40)
Total investment operations	0.17	0.86	0.76	(0.22)	0.56	0.04
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.35)	(0.77)	(0.72)	(0.37)	(0.33)	(0.39)
Return of capital	—	—	—	(0.00)(B)	—	—
Total dividends and/or distributions to shareholders	(0.35)	(0.77)	(0.72)	(0.37)	(0.33)	(0.39)
Net asset value, end of period/year	$8.86	$9.04	$8.95	$8.91	$9.50	$9.27
Total return	1.87%(C)	9.96%	8.86%	(2.32)%	6.13%	0.55%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$159,610	$146,684	$55,776	$51,209	$146,186	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.62%(E)	0.62%	0.68%	0.74%	0.80%	0.85%
Including waiver and/or reimbursement and recapture	0.62%(E)	0.62%	0.67%	0.74%(F)	0.80%(F)	0.80%
Net investment income (loss) to average net assets	7.66%(E)	8.46%	8.17%	3.72%	2.94%	4.36%
Portfolio turnover rate	21%(C)	64%	37%	75%	41%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Floating Rate (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class C, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Fund that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Fund has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. In connection with these commitments a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is recognized ratably over the commitment period and reflected in Interest income within the Statement of Operations. The unfunded amounts are marked-to-market and included in Unrealized appreciation (depreciation) on unfunded commitments within the Statement of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on unfunded commitments within the Statement of Operations.
	Principal Commitment	Unrealized Appreciation (Depreciation)
Air Comm Corp. LLC, Delayed Draw Term Loan	$75,961	$(779)
Clydesdale Acquisition Holdings, Inc., Delayed Draw Term Loan	14,050	(117)
GrafTech Finance, Inc., Delayed Draw Term Loan	716,364	(10,909)
Grant Thornton Advisors LLC, Delayed Draw Term Loan	53,872	(476)
Groundworks LLC, Delayed Draw Term Loan	125,855	(1,249)
Janney Montgomery Scott LLC, Delayed Draw Term Loan	64,221	(64)
SIRVA Worldwide, Inc., Delayed Draw Term Loan	163,889	(2,228)
USALCO LLC, Delayed Draw Term Loan	55,624	(235)
Total	$1,269,836	$(16,057)
Open funded loan participations and assignments at April 30, 2025, if any, are included within the Schedule of Investments.
Payment in-kind ("PIK") securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.
PIKs held at April 30, 2025, if any, are identified within the Schedule of Investments.
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2025, if any, are identified within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$2,599,595	$—	$—	$—	$2,599,595
Exchange-Traded Funds	38,655	—	—	—	38,655
Total Securities Lending Transactions	$2,638,250	$—	$—	$—	$2,638,250
Total Borrowings	$2,638,250	$—	$—	$—	$2,638,250
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Floating rate loans risk: Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the Fund not receiving proceeds from the sale of a loan for an extended period. As a result, the Fund may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the Fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
SOFR risk: Public and private sector actors have worked to establish alternative reference rates, like the Secured Overnight Financing Rate (“SOFR”), to be used in place of the London Interbank Offered Rate (“LIBOR”), the publication of which has ceased. Certain floating or variable rate obligations or investments of the Fund may reference SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represented interbank funding costs for different short-term maturities or tenors. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates during certain periods. SOFR has a limited history. There is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR,and SOFR-based reference rates, is not known based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Distressed or defaulted securities risk: Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. These securities are considered speculative with respect to the issuers’ continuing ability to make principal and interest payments. The Fund may incur costs to protect its investment, and the Fund could lose its entire investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$159,690,523	59.29%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $100 million	0.490%
Over $100 million up to $200 million	0.485
Over $200 million up to $1 billion	0.480
Over $1 billion up to $1.5 billion	0.470
Over $1.5 billion up to $2 billion	0.460
Over $2 billion	0.450
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.97%	March 1, 2026
Class C	1.72	March 1, 2026
Class I	0.72	March 1, 2026
Class I2	0.65	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$7,006	$8,273	$3,601	$3,751	$22,631
Class C	6,830	6,808	120	—	13,758
Class I	46,026	55,254	952	—	102,232
Class I2	—	3,628	342	—	3,970

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I and Class I2.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class C certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$5,951	$—
Class C	—	507
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$61,583	$10,018
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$75,061,397	$—	$53,832,107	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$284,486,449	$713,606	$(8,550,101)	$(7,836,495)
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Floating Rate

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453838 TA FR 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Government Money Market
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 10.7%
U.S. Treasury - 10.7%
U.S. Treasury Floating Rate Notes
3-Month Treasury Money Market Yield + 0.10%, 4.37% (A), 01/31/2027	$ 6,415,000	$ 6,414,897
3-Month Treasury Money Market Yield + 0.13%, 4.40% (A), 07/31/2025 - 10/31/2025	7,181,000	7,180,519
3-Month Treasury Money Market Yield + 0.15%, 4.42% (A), 04/30/2026	2,900,000	2,900,171
3-Month Treasury Money Market Yield + 0.18%, 4.45% (A), 07/31/2026	3,630,000	3,627,606
3-Month Treasury Money Market Yield + 0.25%, 4.52% (A), 01/31/2026	2,440,000	2,440,000
U.S. Treasury Notes
0.38%, 11/30/2025 - 01/31/2026	575,000	560,853
0.50%, 02/28/2026	200,000	194,181
0.75%, 03/31/2026	4,800,000	4,659,691
4.25%, 12/31/2025	345,000	345,047
4.63%, 02/28/2026	200,000	200,812
Total U.S. Government Obligations (Cost $28,523,777)		28,523,777
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.2%
Federal Farm Credit Banks Funding Corp.
3-Month SOFR + 0.05%,
4.41% (A), 06/20/2025	166,000	166,000
3-Month SOFR + 0.07%,
4.43% (A), 11/17/2025 - 03/26/2027	820,000	820,000
3-Month SOFR + 0.10%,
4.46% (A), 06/24/2026 - 06/26/2026	935,000	935,000
3-Month SOFR + 0.14%,
4.50% (A), 05/27/2025 - 12/23/2026	6,345,000	6,344,743
3-Month Treasury Money Market Yield + 0.27%,
4.51% (A), 10/16/2026	1,800,000	1,800,000
Federal Home Loan Banks
4.25%, 05/22/2026	1,700,000	1,699,399
4.34%, 04/17/2026	2,410,000	2,410,000
4.38%, 03/23/2026	1,000,000	1,000,000
3-Month SOFR + 0.07%,
4.43% (A), 03/25/2027	485,000	485,000
3-Month SOFR + 0.16%,
4.52% (A), 07/21/2025	1,290,000	1,290,000
Federal Home Loan Mortgage Corp.
0.38%, 09/23/2025	800,000	787,990
3-Month SOFR + 0.14%,
4.50% (A), 09/23/2026 - 10/16/2026	1,900,000	1,900,000
Federal National Mortgage Association
3-Month SOFR + 0.12%,
4.48% (A), 07/29/2026	1,030,000	1,030,000
3-Month SOFR + 0.14%,
4.50% (A), 08/21/2026 - 11/20/2026	3,835,000	3,835,000
Total U.S. Government Agency Obligations (Cost $24,503,132)		24,503,132
	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.2%
Federal Farm Credit Banks Funding Corp. 3-Month SOFR + 0.02%, 4.38% (A), 05/12/2025	$ 325,000	$ 325,000
Federal Home Loan Bank Discount Notes
4.30% (B), 05/21/2025 - 07/11/2025	3,640,000	3,610,969
4.31% (B), 06/25/2025	1,090,000	1,082,989
4.32% (B), 08/29/2025	2,745,000	2,706,854
4.33% (B), 05/28/2025	2,445,000	2,437,229
Federal Home Loan Banks
3-Month SOFR + 0.01%, 1.00% (A), 09/02/2025	600,000	600,000
4.36% (B), 05/20/2025 - 05/22/2025	1,755,000	1,755,000
3-Month SOFR + 0.01%, 4.37% (A), 06/23/2025 - 08/26/2025	9,405,000	9,405,000
Total Short-Term U.S. Government Agency Obligations (Cost $21,923,041)		21,923,041
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 20.0%
U.S. Treasury Bills
4.18% (B), 03/19/2026	3,900,000	3,761,897
4.19% (B), 05/22/2025 - 06/12/2025	5,015,000	4,994,518
4.20% (B), 10/30/2025	500,000	489,725
4.23% (B), 09/04/2025 - 09/25/2025	1,579,000	1,554,557
4.24% (B), 09/18/2025	830,000	816,782
4.27% (B), 06/05/2025 - 10/02/2025	2,085,000	2,069,123
4.28% (B), 09/04/2025 - 10/02/2025	1,195,000	1,176,287
4.29% (B), 07/01/2025 - 10/02/2025	5,360,100	5,320,750
4.30% (B), 08/05/2025	200,000	197,771
4.31% (B), 05/13/2025 - 09/02/2025	5,459,400	5,392,043
4.32% (B), 08/05/2025 - 08/28/2025	10,000,000	9,885,483
4.33% (B), 05/08/2025 - 08/26/2025	2,804,000	2,772,964
4.36% (B), 08/12/2025	100,000	98,787
4.37% (B), 08/12/2025	4,170,000	4,119,310
4.44% (B), 11/28/2025	700,000	682,809
4.50% (B), 05/29/2025	6,800,000	6,777,046
4.85% (B), 07/10/2025	3,250,000	3,219,825
Total Short-Term U.S. Government Obligations (Cost $53,329,677)		53,329,677
REPURCHASE AGREEMENTS - 54.1%
Barclays Capital, Inc., 4.37% (B), dated 04/30/2025, to be repurchased at $25,003,035 on 05/01/2025. Collateralized by U.S. Government Obligations, 0.00% - 1.13%, due 05/15/2028 - 01/15/2033, and with a total value of $25,500,026.	25,000,000	25,000,000
BNP Paribas SA, 4.37% (B), dated 04/30/2025, to be repurchased at $10,001,214 on 05/01/2025. Collateralized by U.S. Government Obligations, 0.00% - 4.45%, due 10/31/2026 - 11/15/2052, and with a total value of $10,200,000.	10,000,000	10,000,000
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
REPURCHASE AGREEMENTS (continued)
BNP Paribas SA,
4.38% (B), dated 04/30/2025, to be
repurchased at $15,001,825 on 05/01/2025.
Collateralized by U.S. Government Agency
Obligations, 3.00% - 6.66%,
due 06/01/2029 - 03/20/2055, and with a
total value of $15,341,710.
	$ 15,000,000	$ 15,000,000
Citigroup Global Markets, Inc., 4.37% (B), dated 04/30/2025, to be repurchased at $20,002,428 on 05/01/2025. Collateralized by a U.S. Government Obligation, 4.13%, due 09/30/2027, and with a value of $20,400,060.	20,000,000	20,000,000
Fixed Income Clearing Corp., 1.80% (B), dated 04/30/2025, to be repurchased at $373,679 on 05/01/2025. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $381,161.	373,661	373,661
Goldman Sachs & Co., 4.37% (B), dated 04/30/2025, to be repurchased at $5,000,607 on 05/01/2025. Collateralized by a U.S. Government Obligation, 0.00%, due 02/15/2040, and with a value of $5,100,000.	5,000,000	5,000,000
Goldman Sachs & Co., 4.38% (B), dated 04/30/2025, to be repurchased at $10,001,217 on 05/01/2025. Collateralized by U.S. Government Agency Obligations, 2.80% - 6.50%, due 12/20/2034 - 04/15/2062, and with a total value of $10,200,000.	10,000,000	10,000,000
JPMorgan Chase & Co., 4.37% (B), dated 04/30/2025, to be repurchased at $22,002,671 on 05/01/2025. Collateralized by U.S. Government Obligations, 0.38% - 4.25%, due 07/15/2025 - 02/28/2031, and with a total value of $22,440,007.	22,000,000	22,000,000
JPMorgan Chase & Co., 4.38% (B), dated 04/30/2025, to be repurchased at $5,000,608 on 05/01/2025. Collateralized by U.S. Government Agency Obligations, 2.50% - 6.50%, due 07/20/2031 - 02/20/2065, and with a total value of $5,100,000.	5,000,000	5,000,000
	Principal	Value
REPURCHASE AGREEMENTS (continued)
Merrill Lynch & Co., Inc.,
4.37% (B), dated 04/30/2025, to be
repurchased at $5,000,607 on 05/01/2025.
Collateralized by U.S. Government
Obligations, 3.63% - 6.13%,
due 11/15/2027 - 03/31/2032, and with a
total value of $5,100,093.
	$ 5,000,000	$ 5,000,000
Merrill Lynch & Co., Inc., 4.38% (B), dated 04/30/2025, to be repurchased at $15,001,825 on 05/01/2025. Collateralized by a U.S. Government Agency Obligation, 5.50%, due 01/20/2055, and with a value of $15,300,000.	15,000,000	15,000,000
Toronto-Dominion Bank, 4.38% (B), dated 04/30/2025, to be repurchased at $2,000,243 on 05/01/2025. Collateralized by a U.S. Government Obligation, 5.00%, due 10/31/2025, and with a value of $2,040,004.	2,000,000	2,000,000
Toronto-Dominion Bank, 4.39% (B), dated 04/30/2025, to be repurchased at $10,001,219 on 05/01/2025. Collateralized by U.S. Government Agency Obligations, 4.00% - 5.50%, due 03/01/2055 - 07/01/2056, and with a total value of $10,300,000.	10,000,000	10,000,000
Total Repurchase Agreements (Cost $144,373,661)		144,373,661
Total Investments (Cost $272,653,288)		272,653,288
Net Other Assets (Liabilities) - (2.2)%		(5,781,351)
Net Assets - 100.0%		$ 266,871,937
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$28,523,777	$—	$28,523,777
U.S. Government Agency Obligations	—	24,503,132	—	24,503,132
Short-Term U.S. Government Agency Obligations	—	21,923,041	—	21,923,041
Short-Term U.S. Government Obligations	—	53,329,677	—	53,329,677
Repurchase Agreements	—	144,373,661	—	144,373,661
Total Investments	$—	$272,653,288	$—	$272,653,288
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)	Rate disclosed reflects the yield at April 30, 2025.
(C)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $128,279,627)	$128,279,627
Repurchase agreement, at value (cost $144,373,661)	144,373,661
Receivables and other assets:
Shares of beneficial interest sold	114,039
Interest	198,998
Due from transfer agent	814
Prepaid expenses	571
Total assets	272,967,710
Liabilities:
Payables and other liabilities:
Investments purchased	5,626,013
Shares of beneficial interest redeemed	104,985
Money market waiver due to investment manager	35
Investment management fees	33,916
Distribution and service fees	196,380
Transfer agent fees	21,629
Trustee and CCO fees	1,634
Audit and tax fees	10,654
Custody fees	67,566
Legal fees	10,711
Printing and shareholder reports fees	3,871
Other accrued expenses	18,379
Total liabilities	6,095,773
Net assets	$266,871,937
Net assets consist of:
Paid-in capital	$266,868,992
Total distributable earnings (accumulated losses)	2,945
Net assets	$266,871,937
Net assets by class:
Class A	$73,026,205
Class C	5,390,667
Class I	24,097,811
Class I2	3,024,221
Class I3	60,452,390
Class R2	47,414,630
Class R4	53,466,013
Shares outstanding (unlimited shares, no par value):
Class A	73,033,090
Class C	5,387,312
Class I	24,099,889
Class I2	3,023,766
Class I3	60,465,212
Class R2	47,408,691
Class R4	53,467,510
Net asset value per share: (A)
Class A	$1.00
Class C	1.00
Class I	1.00
Class I2	1.00
Class I3	1.00
Class R2	1.00
Class R4	1.00
Maximum offering price per share: (B)
Class A	$1.00
Class R2	1.00

(A)
Net asset value per share for Class C, I, I2, I3, R2 and R4 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A and R2 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Interest income	$6,446,337
Total investment income	6,446,337
Expenses:
Investment management fees	339,438
Distribution and service fees:
Class A	127,161
Class C	27,893
Class R2	77,841
Class R4	59,088
Transfer agent fees:
Class A	75,024
Class C	2,878
Class I	9,386
Class I2	91
Class I3	1,708
Class R2	30,524
Class R4	1,772
Trustee and CCO fees	6,741
Audit and tax fees	12,094
Custody fees	49,068
Legal fees	14,424
Printing and shareholder reports fees	7,544
Registration fees	51,571
Other	36,482
Total expenses before waiver and/or reimbursement and recapture	930,728
Expenses waived and/or reimbursed:
Class A	(13,432)
Class I	(8,395)
Class R2	(2,547)
Class R4	(29,509)
Recapture of previously waived and/or reimbursed fees:
Class I	819
Class R4	1,853
Net expenses	879,517
Net investment income (loss)	5,566,820
Net realized gain (loss) on:
Investments	2,363
Net realized and change in unrealized gain (loss)	2,363
Net increase (decrease) in net assets resulting from operations	$5,569,183
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$5,566,820	$20,360,369
Net realized gain (loss)	2,363	42
Net increase (decrease) in net assets resulting from operations	5,569,183	20,360,411
Dividends and/or distributions to shareholders:
Class A	(1,941,476)	(9,079,013)
Class C	(86,639)	(243,767)
Class I	(378,244)	(1,116,383)
Class I2	(50,766)	(140,117)
Class I3	(953,319)	(2,641,730)
Class R2	(1,198,742)	(4,840,903)
Class R4	(957,631)	(2,296,993)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(5,566,817)	(20,358,906)
Capital share transactions:
Proceeds from shares sold:
Class A	21,173,994	38,932,388
Class C	878,348	1,893,111
Class I	9,292,603	16,929,927
Class I2	1,048,949	2,370,560
Class I3	171,793,778	262,292,579
Class R2	12,353,956	18,455,119
Class R4	31,114,620	46,627,150
	247,656,248	387,500,834
Dividends and/or distributions reinvested:
Class A	1,930,037	9,053,845
Class C	85,520	240,016
Class I	377,330	1,116,487
Class I2	50,766	140,102
Class I3	957,680	2,641,696
Class R2	1,185,373	4,840,903
Class R4	957,631	2,296,993
	5,544,337	20,330,042
Cost of shares redeemed:
Class A	(130,330,277)	(92,010,076)
Class C	(1,039,775)	(2,584,261)
Class I	(4,066,141)	(29,925,622)
Class I2	(441,590)	(3,009,955)
Class I3	(176,376,772)	(270,484,976)
Class R2	(70,213,624)	(29,050,074)
Class R4	(31,544,633)	(41,590,498)
	(414,012,812)	(468,655,462)
Automatic conversions:
Class A	334,461	593,908
Class C	(334,461)	(593,908)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(160,812,227)	(60,824,586)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	1,388 (A)
Class C	—	114 (A)
	—	1,502
Net increase (decrease) in net assets	(160,809,861)	(60,821,579)
Net assets:
Beginning of period/year	427,681,798	488,503,377
End of period/year	$266,871,937	$427,681,798
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	21,173,994	38,932,388
Class C	878,348	1,893,111
Class I	9,292,603	16,929,927
Class I2	1,048,949	2,370,560
Class I3	171,793,778	262,292,579
Class R2	12,353,956	18,455,119
Class R4	31,114,620	46,627,150
	247,656,248	387,500,834
Shares reinvested:
Class A	1,930,037	9,053,845
Class C	85,520	240,016
Class I	377,330	1,116,487
Class I2	50,766	140,102
Class I3	957,680	2,641,696
Class R2	1,185,373	4,840,903
Class R4	957,631	2,296,993
	5,544,337	20,330,042
Shares redeemed:
Class A	(130,330,277)	(92,010,076)
Class C	(1,039,775)	(2,584,261)
Class I	(4,066,141)	(29,925,622)
Class I2	(441,590)	(3,009,955)
Class I3	(176,376,772)	(270,484,976)
Class R2	(70,213,624)	(29,050,074)
Class R4	(31,544,633)	(41,590,498)
	(414,012,812)	(468,655,462)
Automatic conversions:
Class A	334,461	593,908
Class C	(334,461)	(593,908)
	—	—
Net increase (decrease) in shares outstanding:
Class A	(106,891,785)	(43,429,935)
Class C	(410,368)	(1,045,042)
Class I	5,603,792	(11,879,208)
Class I2	658,125	(499,293)
Class I3	(3,625,314)	(5,550,701)
Class R2	(56,674,295)	(5,754,052)
Class R4	527,618	7,333,645
	(160,812,227)	(60,824,586)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00 (A)
Investment operations:
Net investment income (loss) (B)	0.02	0.05	0.04	0.01	0.00 (C)	0.01
Net realized and unrealized gain (loss)	0.00 (C)	(0.00)(C)	(0.00)(C)	(0.00)(C)	0.00 (C)	0.00
Total investment operations	0.02	0.05	0.04	0.01	0.00 (C)	0.01
Contributions from affiliate	—	0.00 (C)(D)	—	—	0.00 (C)(E)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)(C)	(0.01)(A)
Return of capital	—	—	—	—	(0.00)(C)	—
Total dividends and/or distributions to shareholders	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)(C)	(0.01)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (F)	1.90%(G)	4.78%(D)	4.30%	0.75%	0.28%(E)	0.53%(A)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$73,026	$179,918	$223,345	$241,113	$258,675	$274,311
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(H)	0.65%	0.64%	0.62%	0.62%	0.67%
Including waiver and/or reimbursement and recapture	0.74%(H)(I)(J)	0.65%	0.53%	0.26%	0.01%(J)	0.40%(J)
Net investment income (loss) to average net assets	3.82%(H)	4.68%	4.20%	0.73%	0.10%	0.48%

(A)
Distributions to shareholders from Net investment income and Total return information reflect the impact of one or more distributions paid to shareholders related to certain
Rule 12b-1 fees that had been paid from the Fund to TCI but had not been subsequently paid from TCI to various service providers. These fees were returned to the Fund and distributed from Net investment income. Please reference the Distribution and service fees section of the Notes to Financial Statements for more information regarding
Rule 12b-1 fee payments. The Distributions to shareholders from Net investment income and Total return would have been 0.00 lower and 0.09% lower, respectively, had the
Fund not paid out the distribution(s).

(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.18% lower had the affiliate not made additional contributions.

(F)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)	Includes interest expenses outside the operating expense limit.
(J)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00 (A)
Investment operations:
Net investment income (loss) (B)	0.02	0.04	0.04	0.01	0.00 (C)	0.02
Net realized and unrealized gain (loss)	0.00 (C)	(0.00)(C)	0.00 (C)	(0.00)(C)	0.00 (C)	0.00
Total investment operations	0.02	0.04	0.04	0.01	0.00 (C)	0.02
Contributions from affiliate	—	0.00 (C)(D)	—	—	0.00 (C)(E)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.04)	(0.04)	(0.01)	(0.00)(C)	(0.02)(A)
Return of capital	—	—	—	—	(0.00)(C)	—
Total dividends and/or distributions to shareholders	(0.02)	(0.04)	(0.04)	(0.01)	(0.00)(C)	(0.02)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (F)	1.55%(G)	3.98%(D)	3.83%	0.74%	0.16%(E)	1.73%(A)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,391	$5,801	$6,846	$8,812	$9,593	$15,475
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.47%(H)	1.43%	1.42%	1.40%	1.40%	1.44%
Including waiver and/or reimbursement and recapture	1.47%(H)(I)	1.43%	0.99%	0.27%	0.10%(I)	0.53%(I)
Net investment income (loss) to average net assets	3.11%(H)	3.91%	3.75%	0.73%	0.01%	1.41%

(A)
Distributions to shareholders from Net investment income and Total return information reflect the impact of one or more distributions paid to shareholders related to certain
Rule 12b-1 fees that had been paid from the Fund to TCI but had not been subsequently paid from TCI to various service providers. These fees were returned to the Fund and distributed from Net investment income. Please reference the Distribution and service fees section of the Notes to Financial Statements for more information regarding
Rule 12b-1 fee payments. The Distributions to shareholders from Net investment income and Total return would have been 0.01 lower and 1.31% lower, respectively, had the
Fund not paid out the distribution(s).

(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.14% lower had the affiliate not made additional contributions.

(F)	Total return has been calculated without deduction of the contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.02	0.05	0.04	0.01	0.00 (B)	0.01
Net realized and unrealized gain (loss)	(0.00)(B)(C)	0.00 (B)	(0.00)(B)	(0.00)(B)	0.00 (B)	0.00
Total investment operations	0.02	0.05	0.04	0.01	0.00 (B)	0.01
Contributions from affiliate	—	—	—	0.00 (B)(D)	0.00 (B)(E)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)(B)	(0.01)
Return of capital	—	—	—	—	(0.00)(B)	—
Total dividends and/or distributions to shareholders	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)(B)	(0.01)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.10%(F)	5.06%	4.47%	0.83%(D)	0.21%(E)	0.52%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$24,098	$18,494	$30,373	$27,320	$24,620	$23,804
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.47%(G)	0.42%	0.39%	0.42%	0.46%	0.52%
Including waiver and/or reimbursement and recapture	0.39%(G)(H)(I)	0.38%	0.38%	0.28%	0.00%(I)(J)	0.31%(I)
Net investment income (loss) to average net assets	4.19%(G)	4.95%	4.40%	0.76%	0.11%	0.48%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.10% lower had the affiliate not made additional contributions.

(F)	Not annualized.
(G)	Annualized.
(H)	Includes interest expenses outside the operating expense limit.
(I)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(J)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.02	0.05	0.04	0.01	0.00 (B)	0.01
Net realized and unrealized gain (loss)	(0.00)(B)(C)	(0.00)(B)	(0.00)(B)	(0.00)(B)	0.00 (B)	—
Total investment operations	0.02	0.05	0.04	0.01	0.00 (B)	0.01
Contributions from affiliate	—	—	—	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)(B)	(0.01)
Return of capital	—	—	—	—	(0.00)(B)	—
Total dividends and/or distributions to shareholders	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)(B)	(0.01)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.10%(E)	5.12%	4.52%	0.79%	0.30%(D)	0.65%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,024	$2,366	$2,865	$3,412	$3,837	$5,378
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.37%(F)	0.33%	0.32%	0.31%	0.30%	0.33%
Including waiver and/or reimbursement and recapture	0.37%(F)(G)	0.33%	0.32%	0.21%	0.06%(G)	0.18%(G)
Net investment income (loss) to average net assets	4.20%(F)	4.99%	4.42%	0.75%	0.05%	0.61%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.25% lower had the affiliate not made additional contributions.

(E)	Not annualized.
(F)	Annualized.
(G)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Class I3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.02	0.05	0.04	0.01	0.00 (B)	0.01
Net realized and unrealized gain (loss)	(0.00)(B)(C)	(0.00)(B)	(0.00)(B)	(0.00)(B)	0.00 (B)	—
Total investment operations	0.02	0.05	0.04	0.01	0.00 (B)	0.01
Contributions from affiliate	—	—	—	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)(B)	(0.01)
Return of capital	—	—	—	—	(0.00)(B)	—
Total dividends and/or distributions to shareholders	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)(B)	(0.01)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.09%(E)	5.12%	4.52%	0.79%	0.30%(D)	0.65%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$60,452	$64,077	$69,628	$87,756	$83,914	$85,900
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.37%(F)	0.33%	0.32%	0.31%	0.30%	0.33%
Including waiver and/or reimbursement and recapture	0.37%(F)(G)	0.33%	0.32%	0.23%	0.06%(G)	0.19%(G)
Net investment income (loss) to average net assets	4.19%(F)	5.03%	4.42%	0.72%	0.04%	0.68%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.26% lower had the affiliate not made additional contributions.

(E)	Not annualized.
(F)	Annualized.
(G)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.02	0.05	0.04	0.01	0.00 (B)	0.00 (B)
Net realized and unrealized gain (loss)	0.00 (B)	(0.00)(B)	(0.00)(B)	(0.00)(B)	0.00 (B)	0.00 (B)
Total investment operations	0.02	0.05	0.04	0.01	0.00 (B)	0.00 (B)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)(B)	(0.00)(B)
Return of capital	—	—	—	—	(0.00)(B)	—
Total dividends and/or distributions to shareholders	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)(B)	(0.00)(B)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.92%(C)	4.71%	4.13%	0.65%	0.03%	0.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$47,415	$104,088	$109,842	$127,876	$124,774	$1,017,445
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.71%(D)	0.64%	0.63%	0.62%	0.75%	0.86%
Including waiver and/or reimbursement and recapture	0.70%(D)(E)	0.73%	0.69%	0.36%	0.10%(E)	0.49%(E)
Net investment income (loss) to average net assets	3.85%(D)	4.61%	4.03%	0.65%	0.02%	0.34%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Class R4
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.02	0.05	0.04	0.01	0.00 (B)	0.01
Net realized and unrealized gain (loss)	(0.00) (B)(C)	(0.00)(B)	(0.00)(B)	(0.00)(B)	0.00 (B)	—
Total investment operations	0.02	0.05	0.04	0.01	0.00 (B)	0.01
Contributions from affiliate	—	—	—	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)(B)	(0.01)
Return of capital	—	—	—	—	(0.00)(B)	—
Total dividends and/or distributions to shareholders	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)(B)	(0.01)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.03%(E)	4.94%	4.44%	0.81%	0.34%(D)	0.60%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$53,466	$52,938	$45,604	$70,505	$72,583	$91,021
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62%(F)	0.58%	0.57%	0.56%	0.55%	0.58%
Including waiver and/or reimbursement and recapture	0.51%(F)(G)(H)	0.50%	0.40%	0.19%	0.01%(H)	0.24%(H)
Net investment income (loss) to average net assets	4.05%(F)	4.84%	4.33%	0.80%	0.10%	0.59%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.24% lower had the affiliate not made additional contributions.

(E)	Not annualized.
(F)	Annualized.
(G)	Includes interest expenses outside the operating expense limit.
(H)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Government Money Market (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers seven classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R2 and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
Effective as of March 31, 2021, the Fund closed to most new investors. The following investors may continue to purchase Fund shares after the close date: existing Fund investors, investors exchanging shares of another Transamerica fund for shares in the same class of the fund, asset allocation funds and other investment products in which the Fund is currently an underlying investment option, retirement plans in which the Fund is a plan option, any plan that is or becomes a part of a multiple plan exchange recordkeeping that includes the Fund as a plan option and current and former trustees of the Fund. The Fund will remain closed until further notice. The Fund reserves the right to modify the foregoing terms of the closure at any time and to accept or reject any investment for any reason.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
Market risk: Factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cyber security events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, lack of liquidity or other disruptions in the bond markets, or other adverse market events and conditions could cause the value of your investment in the Fund, or its yield, to decline. While the Fund seeks to maintain a $1.00 share price, when market prices fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund’s investments and the Fund’s ability to preserve the value of your investment at $1.00 per share, and generally for economies and markets in the U.S. and elsewhere.
Government money market fund risk: The Fund operates as a “government” money market fund under applicable federal regulations and invests in U.S. government securities. Circumstances could arise that would prevent the payment of interest or principal on U.S. government securities, which could adversely affect their value and the Fund’s ability to preserve the value of your investment at $1.00 per share. Changes in the rules governing money market funds are likely to result in an increased demand for U.S. government securities, which could affect the availability of such instruments for investment and the Fund’s ability to pursue its investment strategies. The Fund does not currently intend to avail itself of the ability to impose “liquidity fees” on fund redemptions, as permitted under Rule 2a-7. However, the Board reserves the right, with notice to shareholders, to change this policy.
Interest rate risk: The interest rates on short-term obligations held in the Fund will vary, rising or falling with short-term interest rates generally. The Fund’s yield will tend to lag behind general changes in interest rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease. During periods of extremely low or negative short-term interest rates, the Fund may not be able to maintain a positive yield or total return or be able to preserve the value of your investment at $1.00 per share.
U.S. government securities risk: U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Not withstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Credit risk: An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund may be unable or unwilling to meet its financial obligations or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) to be less creditworthy, or the value of assets underlying a security may decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
Repurchase agreements risk: In a repurchase agreement, the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specified price. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Management risk: The Fund is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry or sector, or about the economy or interest rates, may be incorrect. The Fund is also subject to the risk of imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, if such tools, resources, information or data are used incorrectly, fail to produce the desired results or otherwise do not work as intended, or if the sub-adviser’s investment style fails to produce the desired results. Any of these things could cause the Fund to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$161,324,086	60.45%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.24%
Over $1 billion to $3 billion	0.22
Over $3 billion	0.21
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2025
Class A	0.72%	March 1, 2026
Class C	1.48	March 1, 2026
Class I, Class I2, Class I3	0.38	March 1, 2026
Class R2	0.69	March 1, 2026
Class R4	0.50	March 1, 2026
Prior to March 1, 2025
Class A, Class R2	0.73
Class C	1.48
Class I, Class I2, Class I3	0.38
Class R4	0.50
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Additionally, TAM or any of its affiliates may voluntarily waive fees and/or reimburse expenses of one or more classes of the Fund to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the Fund’s yield from falling below zero. Any such voluntary waiver or expense reimbursement is in addition to any contractual expense limitation arrangements in effect from time to time and may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the Fund of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. TAM or its affiliates may request that financial intermediaries reduce or waive amounts payable to those intermediaries with respect to services rendered to the Fund or its shareholders, and those reductions or waivers may reduce the amounts waived and/or reimbursed by TAM under the contractual and/or voluntary waiver arrangements with respect to the Fund. There can be no assurance that the Fund will be able to prevent a negative yield.
Voluntarily waived and/or reimbursed expenses related to the maintenance of the yield are included in Expenses waived and/or reimbursed, and amounts recaptured by TAM under the voluntary yield waiver are included in Recapture of previously waived and/or reimbursed fees, in each case included in the Statement of Operations included in this shareholder report. The actual expense ratio of each class of the Fund, including any amounts waived and/or reimbursed and any amounts recaptured under the voluntary yield waiver, are shown in the “Ratio and supplemental data” section in the Fund’s Financial Highlights in this shareholder report. TAM has historically contributed additional amounts to the Fund in connection with the maintenance of the yield, and these amounts are reflected as Contributions from affiliate within the Financial Highlights in this shareholder report.
For the 36-month period ended April 30, 2025, the amounts waived by TAM due to the maintenance of the yield are as follows:
	Amounts Waived
	2022	2023	2024	2025	Total
Class A	$294,623	$—	$—	$—	$294,623
Class C	12,485	—	—	—	12,485
Class I	27,018	—	—	—	27,018
Class I2	3,419	—	—	—	3,419
Class I3	58,843	—	—	—	58,843
Class R2	239,724	—	—	—	239,724
Class R4	41,957	—	—	—	41,957
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of April 30, 2025, the balances available for recapture by TAM due to the maintenance of the yield are as follows:
	Amounts Available
	2022	2023	2024	2025	Total
Class A	$1,556,035	$—	$—	$—	$1,556,035
Class C	58,793	—	—	—	58,793
Class I	179,740	—	—	—	179,740
Class I2	23,404	—	—	—	23,404
Class I3	485,645	—	—	—	485,645
Class R2	590,630	—	—	—	590,630
Class R4	554,358	—	—	—	554,358
For the 36-month period ended April 30, 2025, the amounts waived from financial intermediaries are as follows:
	Amounts Waived
	2022 (A)	2023 (A)	2024 (A)	2025 (A)	Total
Class A	$632,929	$235,292	$—	$—	$868,221
Class C	98,168	32,713	—	—	130,881
Class I	12,197	—	—	—	12,197
Class R2	317,789	123,417	—	—	441,206
Class R4	186,607	46,157	—	—	232,764

(A)	Not subject to recapture.
For the 36-month period ended April 30, 2025, the amounts waived by TAM due to the operating expense limitation are as follows:
	Amounts Waived
	2022 (A)	2023	2024	2025	Total
Class A	$—	$—	$—	$13,432	$13,432
Class I	304	6,825	10,605	8,395	26,129
Class R2	—	384	—	2,547	2,931
Class R4	17,269	31,624	39,741	29,510	118,144

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
As of April 30, 2025, the balances available for recapture by TAM due to the operating expense limitation are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$—	$—	$—	$13,432	$13,432
Class I	304	6,825	10,605	8,395	26,129
Class R2	—	—	—	2,547	2,547
Class R4	17,269	31,624	39,741	29,509	118,143

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R2	0.25
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class I3.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$—	$15
Class C	—	270
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$89,348	$14,199
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$272,653,288	$—	$—	$—
8. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. OPERATING SEGMENTS (continued)
assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Government Money Market

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453838 TA GOVT MM 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica High Yield Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 90.0%
Aerospace & Defense - 0.3%
TransDigm, Inc.
6.88%, 12/15/2030 (A)	$ 3,089,000	$ 3,182,668
7.13%, 12/01/2031 (A)	836,000	868,782
		4,051,450
Automobile Components - 3.2%
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/2026 (A)	1,145,000	1,145,281
6.75%, 05/15/2028 (A)	2,187,000	2,220,872
6.75%, 02/15/2030 (A)(B)	1,712,000	1,741,618
8.50%, 05/15/2027 (A)	5,527,000	5,546,986
Goodyear Tire & Rubber Co.
5.63%, 04/30/2033 (B)	8,750,000	8,063,107
Phinia, Inc.
6.63%, 10/15/2032 (A)	7,598,000	7,460,604
6.75%, 04/15/2029 (A)	2,373,000	2,400,702
ZF North America Capital, Inc.
6.75%, 04/23/2030 (A)	2,775,000	2,529,049
6.88%, 04/14/2028 (A)	3,142,000	2,998,763
7.13%, 04/14/2030 (A)	4,216,000	3,883,145
		37,990,127
Automobiles - 1.1%
Ford Motor Co.
6.10%, 08/19/2032 (B)	849,000	816,275
Ford Motor Credit Co. LLC
7.35%, 11/04/2027	6,951,000	7,154,444
7.35%, 03/06/2030 (B)	4,765,000	4,921,132
		12,891,851
Banks - 1.9%
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	5,028,000	5,083,848
Fixed until 03/15/2029 (D), 8.00% (C)	2,500,000	2,575,978
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (A)	918,000	928,564
Fixed until 06/20/2053, 7.78% (C), 06/20/2054 (A)	4,000,000	4,304,807
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	2,997,000	3,418,408
Lloyds Banking Group PLC
Fixed until 09/27/2025 (D), 7.50% (C)	5,000,000	4,985,007
Fixed until 08/15/2032, 7.95% (C), 11/15/2033	1,400,000	1,590,132
		22,886,744
Building Products - 3.0%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	4,493,000	3,916,932
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)(B)	1,810,000	1,215,349
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	7,821,000	7,931,009
6.75%, 07/15/2031 (A)	872,000	887,217
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (A)	$ 4,321,000	$ 4,349,402
6.75%, 03/01/2033 (A)	1,216,000	1,220,721
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031 (A)	15,379,000	15,772,564
		35,293,194
Chemicals - 2.2%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	2,406,000	1,022,550
Avient Corp.
6.25%, 11/01/2031 (A)	746,000	737,944
7.13%, 08/01/2030 (A)	8,380,000	8,544,114
NOVA Chemicals Corp.
7.00%, 12/01/2031 (A)	5,684,000	5,875,818
9.00%, 02/15/2030 (A)	1,648,000	1,760,486
Olin Corp.
6.63%, 04/01/2033 (A)	6,675,000	6,330,638
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
PIK Rate 2.50%, Cash Rate 5.13%, 05/03/2029 (A)(E)	2,685,150	1,598,599
		25,870,149
Commercial Services & Supplies - 5.1%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	7,737,000	7,903,222
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/2031 (A)(B)	6,140,000	6,081,424
8.25%, 01/15/2030 (A)(B)	643,000	641,322
Benteler International AG
10.50%, 05/15/2028 (A)	4,771,000	4,871,430
Enviri Corp.
5.75%, 07/31/2027 (A)	6,803,000	6,557,884
EquipmentShare.com, Inc.
8.00%, 03/15/2033 (A)	4,105,000	4,049,967
8.63%, 05/15/2032 (A)	1,520,000	1,551,374
9.00%, 05/15/2028 (A)	6,886,000	7,020,601
Herc Holdings, Inc.
6.63%, 06/15/2029 (A)	4,830,000	4,764,126
Hertz Corp.
4.63%, 12/01/2026 (A)	418,000	347,474
5.00%, 12/01/2029 (A)(B)	3,536,000	2,175,063
12.63%, 07/15/2029 (A)(B)	5,184,000	5,043,792
Madison IAQ LLC
5.88%, 06/30/2029 (A)(B)	8,261,000	7,819,702
WW International, Inc.
4.50%, 04/15/2029 (A)(F)	7,164,000	1,674,340
		60,501,721
Communications Equipment - 5.2%
Altice Financing SA
9.63%, 07/15/2027 (A)	2,357,000	2,024,477
CommScope LLC
8.25%, 03/01/2027 (A)(B)	3,055,000	2,784,532
9.50%, 12/15/2031 (A)(B)	3,118,000	3,188,789
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
GoTo Group, Inc.
5.50%, 05/01/2028 (A)	$ 4,019,563	$ 3,173,860
Iliad Holding SASU
7.00%, 10/15/2028 - 04/15/2032 (A)	6,471,000	6,541,726
8.50%, 04/15/2031 (A)	3,249,000	3,425,908
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	4,000,000	3,090,000
3.75%, 07/15/2029 (A)(B)	7,153,000	5,377,482
10.50%, 04/15/2029 - 05/15/2030 (A)	9,707,000	10,559,542
11.00%, 11/15/2029 (A)	3,175,000	3,548,063
Vmed O2 U.K. Financing I PLC
7.75%, 04/15/2032 (A)	18,741,000	18,902,416
		62,616,795
Construction & Engineering - 2.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	6,039,000	6,027,797
Beazer Homes USA, Inc.
7.25%, 10/15/2029 (B)	2,582,000	2,505,345
7.50%, 03/15/2031 (A)(B)	4,918,000	4,752,182
Century Communities, Inc.
6.75%, 06/01/2027 (B)	7,069,000	7,070,067
Landsea Homes Corp.
8.88%, 04/01/2029 (A)(B)	9,933,000	9,372,852
		29,728,243
Consumer Staples Distribution & Retail - 1.6%
Bath & Body Works, Inc.
6.63%, 10/01/2030 (A)(B)	1,247,000	1,268,699
6.75%, 07/01/2036	1,960,000	1,928,986
6.88%, 11/01/2035 (B)	1,468,000	1,468,270
7.50%, 06/15/2029	4,949,000	5,044,867
Walgreens Boots Alliance, Inc.
8.13%, 08/15/2029 (B)	9,176,000	9,546,016
		19,256,838
Containers & Packaging - 5.6%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A)(E)	3,453,008	94,553
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027 (A)	947,000	942,764
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (A)(B)	5,997,000	5,290,793
Ball Corp.
6.88%, 03/15/2028	5,503,000	5,629,404
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/2028 (A)	3,951,000	3,851,559
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	889,000	895,389
6.75%, 04/15/2032 (A)	1,154,000	1,178,118
6.88%, 01/15/2030 (A)	2,500,000	2,540,119
Graphic Packaging International LLC
6.38%, 07/15/2032 (A)	10,356,000	10,406,838
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	$ 3,042,000	$ 3,051,835
9.25%, 04/15/2027 (A)	2,009,000	1,841,614
Owens-Brockway Glass Container, Inc.
7.38%, 06/01/2032 (A)(B)	7,357,000	7,180,323
Sealed Air Corp.
6.50%, 07/15/2032 (A)(B)	1,136,000	1,155,014
6.88%, 07/15/2033 (A)	6,113,000	6,372,314
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/2028 (A)	2,263,000	2,279,746
7.25%, 02/15/2031 (A)	3,669,000	3,822,005
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)(F)	6,032,000	5,972,728
8.50%, 08/15/2027 (A)(B)(F)	3,969,000	3,920,014
		66,425,130
Electric Utilities - 0.9%
Vistra Operations Co. LLC
5.63%, 02/15/2027 (A)	3,130,000	3,127,934
6.88%, 04/15/2032 (A)	7,227,000	7,471,267
		10,599,201
Electrical Equipment - 1.2%
Energizer Holdings, Inc.
6.50%, 12/31/2027 (A)	6,816,000	6,841,328
WESCO Distribution, Inc.
6.63%, 03/15/2032 (A)	1,000,000	1,016,671
7.25%, 06/15/2028 (A)	6,300,000	6,383,456
		14,241,455
Electronic Equipment, Instruments & Components - 0.5%
Sensata Technologies, Inc.
6.63%, 07/15/2032 (A)(B)	6,609,000	6,551,514
Energy Equipment & Services - 1.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	4,023,000	4,011,327
6.63%, 09/01/2032 (A)	6,188,000	6,150,700
6.88%, 04/01/2027 (A)	1,050,000	1,048,552
Sunnova Energy Corp.
11.75%, 10/01/2028 (A)(B)	7,609,000	2,231,986
		13,442,565
Financial Services - 3.0%
ILFC E-Capital Trust I
3-Month Term SOFR + 1.81%, 6.12% (C), 12/21/2065 (A)	17,977,000	14,499,139
ILFC E-Capital Trust II
3-Month Term SOFR + 2.06%, 6.37% (C), 12/21/2065 (A)	3,354,000	2,773,614
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/2031 (A)	330,000	338,966
8.13%, 03/30/2029 (A)	8,530,000	8,917,945
8.38%, 05/01/2028 (A)	1,516,000	1,579,490
UWM Holdings LLC
6.63%, 02/01/2030 (A)	7,942,000	7,866,970
		35,976,124
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 2.2%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)(B)	$ 4,655,000	$ 4,875,819
Darling Ingredients, Inc.
6.00%, 06/15/2030 (A)	9,401,000	9,355,998
Post Holdings, Inc.
5.50%, 12/15/2029 (A)	8,718,000	8,555,626
6.25%, 10/15/2034 (A)	1,666,000	1,649,357
6.38%, 03/01/2033 (A)	1,924,000	1,902,181
		26,338,981
Gas Utilities - 0.2%
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033 (A)	702,000	719,949
7.75%, 05/01/2035 (A)	1,123,000	1,153,105
		1,873,054
Health Care Equipment & Supplies - 0.5%
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	5,838,000	5,990,530
Health Care Providers & Services - 3.5%
CHS/Community Health Systems, Inc.
10.88%, 01/15/2032 (A)	12,586,000	12,986,688
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A)	3,141,000	3,309,376
Kedrion SpA
6.50%, 09/01/2029 (A)	6,049,000	5,783,189
LifePoint Health, Inc.
11.00%, 10/15/2030 (A)	4,750,000	5,199,507
Tenet Healthcare Corp.
6.13%, 10/01/2028 - 06/15/2030	10,009,000	10,011,201
6.25%, 02/01/2027	4,183,000	4,180,927
		41,470,888
Hotel & Resort REITs - 1.5%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	2,727,000	2,661,170
7.00%, 02/01/2030 (A)	7,912,000	7,920,774
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/2029 (A)	7,888,000	7,745,226
		18,327,170
Hotels, Restaurants & Leisure - 8.1%
Amer Sports Co.
6.75%, 02/16/2031 (A)	5,880,000	5,947,073
Caesars Entertainment, Inc.
6.50%, 02/15/2032 (A)	2,300,000	2,312,156
7.00%, 02/15/2030 (A)	2,273,000	2,324,672
Carnival Corp.
6.00%, 05/01/2029 (A)	3,963,000	3,940,211
6.13%, 02/15/2033 (A)(B)	1,878,000	1,861,855
7.63%, 03/01/2026 (A)	1,588,000	1,590,506
Churchill Downs, Inc.
5.75%, 04/01/2030 (A)	5,578,000	5,443,435
6.75%, 05/01/2031 (A)	5,920,000	5,963,161
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.63%, 01/15/2032 (A)	$ 4,000,000	$ 3,919,289
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	4,484,000	4,485,013
7.50%, 09/01/2031 (A)	1,637,000	1,682,276
MGM Resorts International
6.13%, 09/15/2029 (B)	7,067,000	7,037,414
6.50%, 04/15/2032 (B)	8,516,000	8,384,967
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (A)	2,793,000	2,780,265
6.75%, 02/01/2032 (A)	5,277,000	5,158,863
8.13%, 01/15/2029 (A)	1,857,000	1,944,546
Royal Caribbean Cruises Ltd.
5.63%, 09/30/2031 (A)	1,876,000	1,862,092
6.00%, 02/01/2033 (A)	3,100,000	3,108,672
6.25%, 03/15/2032 (A)	871,000	883,560
Station Casinos LLC
6.63%, 03/15/2032 (A)	6,561,000	6,520,231
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	3,256,000	3,245,619
7.00%, 02/15/2029 (A)	4,467,000	4,487,137
9.13%, 07/15/2031 (A)	2,792,000	2,985,288
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A)(B)	8,080,000	8,340,006
		96,208,307
Household Durables - 0.5%
Newell Brands, Inc.
6.63%, 05/15/2032 (B)	6,541,000	5,806,443
Insurance - 2.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	5,396,000	5,391,698
6.75%, 10/15/2027 (A)	1,866,000	1,852,584
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	10,049,000	9,778,197
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.71% (C), 02/12/2067 (A)	7,178,000	6,551,587
HUB International Ltd.
7.25%, 06/15/2030 (A)	3,803,000	3,944,190
7.38%, 01/31/2032 (A)	1,430,000	1,473,951
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 6.94% (C), 05/17/2066	5,999,000	4,724,320
		33,716,527
Internet & Catalog Retail - 0.8%
ION Trading Technologies SARL
9.50%, 05/30/2029 (A)	9,368,000	9,014,699
IT Services - 0.2%
Western Digital Corp.
4.75%, 02/15/2026	2,148,000	2,133,945
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 1.5%
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	$ 6,553,000	$ 6,798,662
GrafTech Global Enterprises, Inc.
9.88%, 12/23/2029 (A)(B)	3,117,000	2,337,750
SPX Flow, Inc.
8.75%, 04/01/2030 (A)(B)	9,116,000	9,195,090
		18,331,502
Media - 7.7%
Adelphia Communications Corp.
9.25%, 10/01/2049 (G)(H)(I)(J)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (H)(I)(J)(K)	1,460,000	102
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029 (A)	8,000,000	8,071,753
7.38%, 03/01/2031 (A)	3,550,000	3,647,625
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	10,831,000	10,081,575
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)(B)	4,801,000	3,938,088
7.75%, 04/15/2028 (A)(B)	1,123,000	932,090
9.00%, 09/15/2028 (A)	4,740,000	4,906,644
CSC Holdings LLC
5.00%, 11/15/2031 (A)	5,000,000	2,248,888
5.75%, 01/15/2030 (A)	12,957,000	6,495,603
11.75%, 01/31/2029 (A)	8,922,000	8,442,378
DISH DBS Corp.
5.75%, 12/01/2028 (A)	1,634,000	1,372,264
7.38%, 07/01/2028	2,669,000	1,802,740
7.75%, 07/01/2026	1,280,000	1,112,546
DISH Network Corp.
11.75%, 11/15/2027 (A)	3,811,000	4,007,498
Gray Media, Inc.
5.38%, 11/15/2031 (A)(B)	8,729,000	5,187,290
iHeartCommunications, Inc.
6.38%, 05/01/2026 (B)	1,000	890
7.75%, 08/15/2030 (A)(B)	1,469,390	1,046,905
9.13%, 05/01/2029 (A)(B)	3,596,700	2,769,459
10.88%, 05/01/2030 (A)	4,091,007	1,677,313
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	11,799,000	9,700,620
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	1,411,000	1,363,917
8.00%, 08/15/2028 (A)	3,377,000	3,280,263
8.50%, 07/31/2031 (A)	3,483,000	3,291,937
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)(B)	2,567,000	2,250,188
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	5,349,000	4,667,767
		92,296,434
Metals & Mining - 4.5%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	5,303,000	5,334,871
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (A)	$ 3,350,000	$ 3,243,895
7.00%, 03/15/2032 (A)(B)	13,383,000	12,542,424
7.50%, 09/15/2031 (A)	3,240,000	3,134,582
Constellium SE
6.38%, 08/15/2032 (A)(B)	11,796,000	11,612,152
FMG Resources August 2006 Pty. Ltd.
5.88%, 04/15/2030 (A)	4,816,000	4,759,127
6.13%, 04/15/2032 (A)(B)	5,175,000	5,099,984
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)(B)	3,701,000	3,599,291
9.25%, 10/01/2028 (A)(B)	1,101,000	1,040,921
Novelis Corp.
6.88%, 01/30/2030 (A)(B)	3,632,000	3,680,033
		54,047,280
Mortgage Real Estate Investment Trusts - 1.0%
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	10,214,000	10,091,491
6.50%, 07/01/2030 (A)	2,254,000	2,266,291
		12,357,782
Oil, Gas & Consumable Fuels - 11.4%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029 (A)	3,827,000	3,842,372
Civitas Resources, Inc.
8.38%, 07/01/2028 (A)	2,978,000	2,925,675
8.63%, 11/01/2030 (A)	210,000	202,753
8.75%, 07/01/2031 (A)(B)	6,138,000	5,832,467
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	10,519,000	9,601,747
EQT Corp.
6.38%, 04/01/2029 (A)	3,327,000	3,409,429
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	591,000	575,692
8.00%, 05/15/2033	4,309,000	4,184,257
8.25%, 01/15/2029	356,000	362,077
8.88%, 04/15/2030	2,660,000	2,708,465
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	9,732,000	9,904,931
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	6,558,000	6,661,774
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25%, 02/15/2035 (A)	7,515,000	6,549,354
Kinder Morgan, Inc.
8.05%, 10/15/2030	2,486,000	2,796,819
Occidental Petroleum Corp.
6.45%, 09/15/2036	6,446,000	6,280,057
6.60%, 03/15/2046	7,750,000	7,307,294
7.15%, 05/15/2028	4,012,000	4,195,148
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030 (A)(B)	4,488,000	3,691,564
9.88%, 03/15/2030 (A)	2,738,000	2,409,626
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Permian Resources Operating LLC
6.25%, 02/01/2033 (A)	$ 4,690,000	$ 4,580,008
7.00%, 01/15/2032 (A)	6,292,000	6,334,093
SM Energy Co.
6.50%, 07/15/2028	782,000	749,489
6.63%, 01/15/2027 (B)	4,665,000	4,585,921
6.75%, 09/15/2026	3,319,000	3,289,767
7.00%, 08/01/2032 (A)(B)	3,381,000	3,116,074
Summit Midstream Holdings LLC
8.63%, 10/31/2029 (A)	5,671,000	5,585,617
Sunoco LP
6.25%, 07/01/2033 (A)	3,864,000	3,855,756
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	4,081,000	4,227,875
9.88%, 02/01/2032 (A)	9,042,000	9,189,966
Vital Energy, Inc.
9.75%, 10/15/2030	8,901,000	7,552,666
		136,508,733
Paper & Forest Products - 1.3%
Domtar Corp.
6.75%, 10/01/2028 (A)	6,617,000	5,597,636
Magnera Corp.
7.25%, 11/15/2031 (A)	10,075,000	9,527,222
		15,124,858
Pharmaceuticals - 2.1%
1261229 BC Ltd.
10.00%, 04/15/2032 (A)	1,939,000	1,897,241
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	2,614,000	2,483,300
Bausch Health Cos., Inc.
7.00%, 01/15/2028 (A)	2,669,000	2,142,945
11.00%, 09/30/2028 (A)(B)	3,003,000	2,828,225
CVS Health Corp.
Fixed until 09/10/2034, 6.75% (C), 12/10/2054	1,623,000	1,608,950
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	8,140,000	8,231,403
Organon & Co./Organon Foreign Debt Co- Issuer BV
5.13%, 04/30/2031 (A)(B)	4,292,000	3,601,995
6.75%, 05/15/2034 (A)	1,919,000	1,809,141
		24,603,200
Real Estate Management & Development - 0.6%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	4,012,000	4,030,676
8.88%, 09/01/2031 (A)(B)	2,887,000	3,082,164
		7,112,840
Software - 1.2%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029 (A)	9,346,000	8,276,124
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75%, 05/01/2029 (A)	$ 6,500,000	$ 6,308,249
		14,584,373
Total Corporate Debt Securities (Cost $1,113,552,196)		1,074,170,647
LOAN ASSIGNMENTS - 6.2%
Automobile Components - 0.5%
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.50%, 6.82% (C), 05/06/2030	5,748,667	5,633,694
Commercial Services & Supplies - 0.8%
Garda World Security Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 7.29% (C), 02/01/2029	6,082,842	6,006,806
Madison IAQ LLC Term Loan, 6-Month Term SOFR + 2.50%, 6.76% (C), 06/21/2028	4,063,292	4,018,425
		10,025,231
Containers & Packaging - 0.5%
Anchor Glass Container Corp. Term Loan, 3-Month Term SOFR + 5.00%, 7.33% (C), 12/07/2025 (F)	5,600,430	3,854,961
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.18%, 7.50% (C), 04/13/2029	2,477,158	2,455,869
		6,310,830
Financial Services - 0.5%
Trinseo Luxco Finance SPV SARL
Term Loan A, 3-Month Term SOFR + 8.50%, 12.74% (C), 05/03/2028	725,526	736,409
Term Loan B, 3-Month Term SOFR + 8.50%, 12.74% (C), 05/03/2028	5,339,482	5,339,482
		6,075,891
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment, Inc. Term Loan B1, 3-Month Term SOFR + 2.25%, 6.56% (C), 02/06/2031	5,123,250	5,032,312
IT Services - 0.3%
Sandisk Corp. Term Loan B, 3-Month Term SOFR + 3.00%, 7.33% (C), 02/20/2032	3,475,000	3,336,000
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery - 0.4%
GrafTech Finance, Inc.
Delayed Draw Term Loan, 3.75% (C), 12/21/2029	$ 1,532,211	$ 1,509,227
Term Loan, 10.30% (C), 12/21/2029	2,681,368	2,641,148
		4,150,375
Media - 0.7%
Clear Channel Outdoor Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 8.44% (C), 08/23/2028	4,000,000	3,865,000
Ziggo Financing Partnership Term Loan I, 1-Month Term SOFR + 2.50%, 6.94% (C), 04/30/2028	5,000,000	4,915,280
		8,780,280
Paper & Forest Products - 0.4%
Glatfelter Corp. Term Loan B, 3-Month Term SOFR + 4.25%, 8.56% (C), 11/04/2031	4,987,500	4,767,217
Software - 1.7%
Central Parent, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.55% (C), 07/06/2029	6,653,809	5,535,596
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 7.19% (C), 05/15/2028	6,490,930	2,596,372
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.69% (C), 05/15/2028	1,477,948	1,460,398

UKG, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (C), 02/10/2031	10,051,930	10,010,808
		19,603,174
Total Loan Assignments (Cost $78,555,309)		73,715,004

	Shares	Value
COMMON STOCKS - 0.1%
Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (H)(I)(J)(L)	3,226	$ 0
Passenger Airlines - 0.0% *
ASG WT Corp. (H)(I)(J)	1,265	41,633
Software - 0.1%
Avaya Holdings Corp. (H)(J)	233,572	1,284,646
Total Common Stocks (Cost $2,802,876)		1,326,279
OTHER INVESTMENT COMPANY - 12.7%
Securities Lending Collateral - 12.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (M)	152,084,895	152,084,895
Total Other Investment Company (Cost $152,084,895)		152,084,895

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.80% (M), dated 04/30/2025, to be repurchased at $8,971,041 on 05/01/2025. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2043, and with a value of $9,150,005.	$ 8,970,593	8,970,593
Total Repurchase Agreement (Cost $8,970,593)		8,970,593
Total Investments (Cost $1,355,965,869)		1,310,267,418
Net Other Assets (Liabilities) - (9.8)%		(116,834,127)
Net Assets - 100.0%		$ 1,193,433,291
INVESTMENT VALUATION:

Valuation Inputs (N)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,074,170,454	$193	$1,074,170,647
Loan Assignments	—	73,715,004	—	73,715,004
Common Stocks	—	1,284,646	41,633	1,326,279
Other Investment Company	152,084,895	—	—	152,084,895
Repurchase Agreement	—	8,970,593	—	8,970,593
Total Investments	$152,084,895	$1,158,140,697	$41,826	$1,310,267,418
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $896,082,603, representing 75.1% of the
Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $151,255,222, collateralized by cash collateral of $152,084,895 and non-cash collateral, such as U.S. government securities of $2,320,395. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(F)	Restricted security. At April 30, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Trivium Packaging Finance BV 5.50%, 08/15/2026	07/19/2019 - 07/19/2024	$6,052,089	$5,972,728	0.5%
Corporate Debt Securities	Trivium Packaging Finance BV 8.50%, 08/15/2027	08/01/2019 - 07/19/2024	3,944,842	3,920,014	0.3
Corporate Debt Securities	WW International, Inc. 4.50%, 04/15/2029	04/01/2021 - 02/07/2025	5,910,715	1,674,340	0.2
Loan Assignments	Anchor Glass Container Corp. Term Loan, 3-Month Term SOFR + 5.00%, 7.33%, 12/07/2025	08/11/2023 - 02/13/2025	4,717,651	3,854,961	0.3
			$20,625,297	$15,422,043	1.3%

(G)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2025, the value of this security is
$91, representing 0.0% of the Fund's net assets.

(H)	Non-income producing security.
(I)	Security is Level 3 of the fair value hierarchy. At April 30, 2025, the total value of the securities is $41,826, representing 0.0% of the Fund’s net assets.
(J)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2025, the total value of the securities is $1,326,472, representing 0.1% of the Fund’s net assets.
(K)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(L)	Security deemed worthless.
(M)	Rate disclosed reflects the yield at April 30, 2025.
(N)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(O)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $1,346,995,276) (including securities loaned of $151,255,222)	$1,301,296,825
Repurchase agreement, at value (cost $8,970,593)	8,970,593
Receivables and other assets:
Investments sold	10,760,409
When-issued, delayed-delivery, forward and TBA commitments sold	1,143,510
Net income from securities lending	94,667
Shares of beneficial interest sold	6,077,090
Interest	21,182,392
Prepaid expenses	18,148
Total assets	1,349,543,634
Liabilities:
Cash collateral received upon return of:
Securities on loan	152,084,895
Payables and other liabilities:
Investments purchased	1,532,211
When-issued, delayed-delivery, forward and TBA commitments purchased	1,128,000
Dividends and/or distributions	19,043
Shares of beneficial interest redeemed	579,023
Investment management fees	534,911
Distribution and service fees	25,659
Transfer agent fees	27,313
Trustee and CCO fees	4,619
Audit and tax fees	23,773
Custody fees	101,778
Legal fees	26,608
Printing and shareholder reports fees	4,331
Other accrued expenses	18,179
Total liabilities	156,110,343
Net assets	$1,193,433,291
Net assets consist of:
Paid-in capital	$1,423,868,716
Total distributable earnings (accumulated losses)	(230,435,425)
Net assets	$1,193,433,291
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2025
(unaudited)
Net assets by class:
Class A	$66,582,345
Class C	6,474,227
Class I	67,394,801
Class I2	836,326,932
Class I3	106,648,590
Class R	10,460,667
Class R4	15,692,819
Class R6	83,852,910
Shares outstanding (unlimited shares, no par value):
Class A	8,442,116
Class C	821,755
Class I	8,462,627
Class I2	104,579,724
Class I3	13,340,345
Class R	1,308,093
Class R4	1,961,147
Class R6	10,488,034
Net asset value per share: (A)
Class A	$7.89
Class C	7.88
Class I	7.96
Class I2	8.00
Class I3	7.99
Class R	8.00
Class R4	8.00
Class R6	8.00
Maximum offering price per share: (B)
Class A	$8.28

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Interest income	$48,801,276
Net income from securities lending	695,637
Total investment income	49,496,913
Expenses:
Investment management fees	3,571,171
Distribution and service fees:
Class A	82,417
Class C	35,169
Class R	31,472
Class R4	26,302
Transfer agent fees:
Class A	71,509
Class C	3,939
Class I	57,009
Class I2	32,756
Class I3	4,489
Class R	152
Class R4	789
Class R6	3,033
Trustee and CCO fees	26,495
Audit and tax fees	25,773
Custody fees	65,863
Legal fees	47,594
Printing and shareholder reports fees	24,586
Registration fees	74,195
Other	33,416
Total expenses before waiver and/or reimbursement and recapture	4,218,129
Expenses waived and/or reimbursed:
Class A	(6,445)
Class I	(47,156)
Class R	(431)
Class R4	(1,021)
Recapture of previously waived and/or reimbursed fees:
Class R	320
Class R4	303
Net expenses	4,163,699
Net investment income (loss)	45,333,214
Net realized gain (loss) on:
Investments	(6,454,070)
Net change in unrealized appreciation (depreciation) on:
Investments	(28,437,581)
Net realized and change in unrealized gain (loss)	(34,891,651)
Net increase (decrease) in net assets resulting from operations	$10,441,563
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$45,333,214	$91,788,651
Net realized gain (loss)	(6,454,070)	(70,860,809)
Net change in unrealized appreciation (depreciation)	(28,437,581)	189,770,702
Net increase (decrease) in net assets resulting from operations	10,441,563	210,698,544
Dividends and/or distributions to shareholders:
Class A	(2,184,438)	(3,572,159)
Class C	(209,535)	(394,271)
Class I	(3,822,015)	(14,301,148)
Class I2	(30,923,018)	(54,793,040)
Class I3	(4,201,153)	(9,420,819)
Class R	(408,319)	(1,029,905)
Class R4	(709,397)	(2,366,346)
Class R6	(2,869,636)	(4,636,762)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(45,327,511)	(90,514,450)
Capital share transactions:
Proceeds from shares sold:
Class A	65,174,202	100,852,627
Class C	581,417	2,549,117
Class I	39,788,466	106,771,133
Class I2	7,599,517	61,489,840
Class I3	9,052,215	12,981,685
Class R	910,500	2,036,002
Class R4	1,261,806	5,873,914
Class R6	20,768,476	20,821,572
	145,136,599	313,375,890
Dividends and/or distributions reinvested:
Class A	2,061,019	3,325,158
Class C	205,151	387,089
Class I	3,809,243	14,269,063
Class I2	30,922,410	54,793,040
Class I3	4,201,153	9,420,819
Class R	404,153	1,029,905
Class R4	709,397	2,366,346
Class R6	2,869,472	4,635,615
	45,181,998	90,227,035
Cost of shares redeemed:
Class A	(61,058,349)	(105,252,896)
Class C	(1,404,447)	(1,487,991)
Class I	(88,805,412)	(562,167,374)
Class I2	(57,129,563)	(59,956,019)
Class I3	(54,433,286)	(23,733,330)
Class R	(8,049,622)	(2,954,528)
Class R4	(15,130,431)	(20,103,620)
Class R6	(13,531,816)	(20,253,832)
	(299,542,926)	(795,909,590)
Automatic conversions:
Class A	432,352	883,285
Class C	(432,352)	(883,285)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(109,224,329)	(392,306,665)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	930 (A)
Class C	—	184 (A)
	—	1,114
Net increase (decrease) in net assets	(144,110,277)	(272,121,457)
Net assets:
Beginning of period/year	1,337,543,568	1,609,665,025
End of period/year	$1,193,433,291	$1,337,543,568
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	8,084,961	12,627,701
Class C	71,945	323,430
Class I	4,966,124	13,292,494
Class I2	929,148	7,685,933
Class I3	1,099,060	1,602,944
Class R	111,340	252,976
Class R4	153,974	728,645
Class R6	2,539,391	2,578,647
	17,955,943	39,092,770
Shares reinvested:
Class A	256,019	416,950
Class C	25,508	48,587
Class I	467,657	1,776,960
Class I2	3,788,312	6,777,237
Class I3	514,530	1,165,470
Class R	49,457	127,415
Class R4	86,683	292,765
Class R6	351,782	573,380
	5,539,948	11,178,764
Shares redeemed:
Class A	(7,566,859)	(13,181,687)
Class C	(174,904)	(188,020)
Class I	(11,172,195)	(70,180,731)
Class I2	(7,122,074)	(7,414,651)
Class I3	(6,623,679)	(2,946,487)
Class R	(983,746)	(366,272)
Class R4	(1,839,054)	(2,474,893)
Class R6	(1,661,877)	(2,507,182)
	(37,144,388)	(99,259,923)
Automatic conversions:
Class A	53,883	110,656
Class C	(53,909)	(110,812)
	(26)	(156)
Net increase (decrease) in shares outstanding:
Class A	828,004	(26,380)
Class C	(131,360)	73,185
Class I	(5,738,414)	(55,111,277)
Class I2	(2,404,614)	7,048,519
Class I3	(5,010,089)	(178,073)
Class R	(822,949)	14,119
Class R4	(1,598,397)	(1,453,483)
Class R6	1,229,296	644,845
	(13,648,523)	(48,988,545)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.10	$7.50	$7.68	$9.13	$8.56	$9.01
Investment operations:
Net investment income (loss) (A)	0.26	0.48	0.41	0.39	0.37	0.40
Net realized and unrealized gain (loss)	(0.21)	0.59	(0.17)	(1.44)	0.58	(0.42)
Total investment operations	0.05	1.07	0.24	(1.05)	0.95	(0.02)
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.26)	(0.47)	(0.42)	(0.40)	(0.38)	(0.43)
Net asset value, end of period/year	$7.89	$8.10	$7.50	$7.68	$9.13	$8.56
Total return (E)	0.65%(F)	14.56%(C)	3.10%	(11.74)%(D)	11.38%	(0.10)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$66,582	$61,651	$57,317	$62,992	$85,643	$78,109
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07%(G)	1.03%	1.02%	1.00%	0.98%	1.03%
Including waiver and/or reimbursement and recapture	1.05%(G)(H)	1.03%	1.02%(I)	1.00%(I)	1.00%	1.03%
Net investment income (loss) to average net assets	6.61%(G)	5.99%	5.32%	4.64%	4.09%	4.68%
Portfolio turnover rate	17%(F)	56%	19%	22%	37%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	TAM has contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.09	$7.49	$7.65	$9.10	$8.52	$8.97
Investment operations:
Net investment income (loss) (A)	0.24	0.42	0.36	0.33	0.30	0.34
Net realized and unrealized gain (loss)	(0.21)	0.60	(0.16)	(1.44)	0.59	(0.42)
Total investment operations	0.03	1.02	0.20	(1.11)	0.89	(0.08)
Contributions from affiliate	—	0.00 (B)(C)	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.42)	(0.36)	(0.34)	(0.31)	(0.37)
Net asset value, end of period/year	$7.88	$8.09	$7.49	$7.65	$9.10	$8.52
Total return (D)	0.32%(E)	13.83%(C)	2.64%	(12.42)%	10.58%	(0.82)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,474	$7,711	$6,593	$8,914	$14,407	$19,387
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.71%(F)	1.72%	1.74%	1.72%	1.71%	1.73%
Including waiver and/or reimbursement and recapture	1.71%(F)	1.72%	1.74%(G)	1.72%	1.71%	1.74%
Net investment income (loss) to average net assets	5.96%(F)	5.35%	4.61%	3.91%	3.37%	4.00%
Portfolio turnover rate	17%(E)	56%	19%	22%	37%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.18	$7.58	$7.74	$9.21	$8.63	$9.06
Investment operations:
Net investment income (loss) (A)	0.28	0.50	0.45	0.43	0.41	0.43
Net realized and unrealized gain (loss)	(0.22)	0.61	(0.15)	(1.46)	0.59	(0.39)
Total investment operations	0.06	1.11	0.30	(1.03)	1.00	0.04
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.51)	(0.46)	(0.44)	(0.42)	(0.47)
Net asset value, end of period/year	$7.96	$8.18	$7.58	$7.74	$9.21	$8.63
Total return	0.72%(D)	14.98%	3.83%	(11.44)%(B)	11.74%	0.57%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$67,395	$116,219	$525,490	$562,580	$841,173	$520,044
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70%(E)	0.70%	0.70%	0.70%	0.68%	0.70%
Including waiver and/or reimbursement and recapture	0.62%(E)(F)	0.62%(F)	0.61%(F)	0.61%(F)(G)	0.60%(G)	0.62%(G)
Net investment income (loss) to average net assets	6.97%(E)	6.27%	5.75%	5.02%	4.44%	4.96%
Portfolio turnover rate	17%(D)	56%	19%	22%	37%	37%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.085% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.08% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.21	$7.60	$7.76	$9.23	$8.64	$9.10
Investment operations:
Net investment income (loss) (A)	0.29	0.52	0.46	0.43	0.41	0.44
Net realized and unrealized gain (loss)	(0.21)	0.61	(0.16)	(1.46)	0.60	(0.43)
Total investment operations	0.08	1.13	0.30	(1.03)	1.01	0.01
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.52)	(0.46)	(0.44)	(0.42)	(0.47)
Net asset value, end of period/year	$8.00	$8.21	$7.60	$7.76	$9.23	$8.64
Total return	0.92%(B)	15.11%	3.85%	(11.42)%	11.87%	0.28%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$836,327	$878,559	$759,753	$251,872	$931,699	$1,054,363
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.61%(C)	0.61%	0.60%	0.60%	0.58%	0.60%
Including waiver and/or reimbursement and recapture	0.61%(C)	0.61%	0.60%	0.60%	0.58%	0.60%
Net investment income (loss) to average net assets	7.08%(C)	6.47%	5.92%	4.90%	4.49%	5.14%
Portfolio turnover rate	17%(B)	56%	19%	22%	37%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.21	$7.60	$7.76	$9.23	$8.64	$9.10
Investment operations:
Net investment income (loss) (A)	0.29	0.52	0.45	0.43	0.41	0.44
Net realized and unrealized gain (loss)	(0.22)	0.60	(0.15)	(1.46)	0.60	(0.43)
Total investment operations	0.07	1.12	0.30	(1.03)	1.01	0.01
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.51)	(0.46)	(0.44)	(0.42)	(0.47)
Net asset value, end of period/year	$7.99	$8.21	$7.60	$7.76	$9.23	$8.64
Total return	0.79%(B)	15.11%	3.85%	(11.42)%	11.87%	0.28%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$106,648	$150,644	$140,818	$154,394	$222,760	$218,199
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.61%(C)	0.61%	0.60%	0.60%	0.58%	0.60%
Including waiver and/or reimbursement and recapture	0.61%(C)	0.61%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	7.03%(C)	6.46%	5.76%	5.04%	4.48%	5.11%
Portfolio turnover rate	17%(B)	56%	19%	22%	37%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.21	$7.60	$7.76	$9.23	$8.64	$9.10
Investment operations:
Net investment income (loss) (A)	0.26	0.48	0.41	0.39	0.37	0.40
Net realized and unrealized gain (loss)	(0.20)	0.61	(0.15)	(1.46)	0.60	(0.43)
Total investment operations	0.06	1.09	0.26	(1.07)	0.97	(0.03)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.27)	(0.48)	(0.42)	(0.40)	(0.38)	(0.43)
Net asset value, end of period/year	$8.00	$8.21	$7.60	$7.76	$9.23	$8.64
Total return	0.67%(B)	14.55%	3.33%	(11.86)%	11.29%	(0.23)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,461	$17,495	$16,090	$17,663	$24,423	$32,169
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.10%(C)	1.10%	1.10%	1.09%	1.12%	1.25%
Including waiver and/or reimbursement and recapture	1.10%(C)(D)	1.10%(D)	1.10%(D)	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets	6.51%(C)	5.97%	5.26%	4.55%	3.98%	4.63%
Portfolio turnover rate	17%(B)	56%	19%	22%	37%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.22	$7.61	$7.77	$9.22	$8.64	$9.10
Investment operations:
Net investment income (loss) (A)	0.28	0.50	0.43	0.41	0.38	0.42
Net realized and unrealized gain (loss)	(0.22)	0.61	(0.15)	(1.46)	0.59	(0.43)
Total investment operations	0.06	1.11	0.28	(1.05)	0.97	(0.01)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.50)	(0.44)	(0.40)	(0.39)	(0.45)
Net asset value, end of period/year	$8.00	$8.22	$7.61	$7.77	$9.22	$8.64
Total return	0.67% (B)	14.82%	3.59%	(11.58)%	11.35%	0.03%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,693	$29,254	$38,138	$48,173	$66,337	$621,798
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86%(C)	0.86%	0.85%	0.85%	0.83%	0.85%
Including waiver and/or reimbursement and recapture	0.85%(C)	0.85%	0.85%(D)	0.85%(D)	0.85%	0.85%
Net investment income (loss) to average net assets	6.76%(C)	6.21%	5.52%	4.81%	4.20%	4.86%
Portfolio turnover rate	17%(B)	56%	19%	22%	37%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.21	$7.60	$7.76	$9.23	$8.64	$9.10
Investment operations:
Net investment income (loss) (A)	0.29	0.52	0.45	0.43	0.41	0.44
Net realized and unrealized gain (loss)	(0.21)	0.60	(0.15)	(1.46)	0.60	(0.43)
Total investment operations	0.08	1.12	0.30	(1.03)	1.01	0.01
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.51)	(0.46)	(0.44)	(0.42)	(0.47)
Net asset value, end of period/year	$8.00	$8.21	$7.60	$7.76	$9.23	$8.64
Total return	0.92%(B)	15.11%	3.85%	(11.41)%	11.87%	0.28%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$83,853	$76,011	$65,466	$59,709	$61,417	$44,075
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.61%(C)	0.61%	0.60%	0.60%	0.58%	0.60%
Including waiver and/or reimbursement and recapture	0.61%(C)	0.61%	0.60%	0.60%	0.58%	0.60%
Net investment income (loss) to average net assets	7.09%(C)	6.47%	5.78%	5.07%	4.48%	5.14%
Portfolio turnover rate	17%(B)	56%	19%	22%	37%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica High Yield Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Fund that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Fund has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Fund held no unfunded loan participations at April 30, 2025. Open funded loan participations and assignments at April 30, 2025, if any, are included within the Schedule of Investments.
Payment in-kind ("PIK") securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.
PIKs held at April 30, 2025, if any, are identified within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2025, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$152,084,895	$—	$—	$—	$152,084,895
Total Borrowings	$152,084,895	$—	$—	$—	$152,084,895
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Distressed or defaulted securities risk: Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. These securities are considered speculative with respect to the issuers’ continuing ability to make principal and interest payments. The Fund may incur costs to protect its investment, and the Fund could lose its entire investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$986,014,585	82.62%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1.25 billion	0.554%
Over $1.25 billion up to $2 billion	0.544
Over $2 billion	0.520
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.05%	March 1, 2026
Class C	1.77	March 1, 2026
Class I	0.75	March 1, 2026
Class I2, Class I3, Class R6	0.65	March 1, 2026
Class R	1.10	March 1, 2026
Class R4	0.85	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$—	$—	$—	$5,360	$5,360
Class R	374	1,470	1,589	431	3,864
Class R4	1,383	4,641	4,838	1,021	11,883

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$19,170	$—
Class C	—	203
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.01% of the transfer agency fees on Class A shares through March 1, 2026.
TAM has contractually agreed to reimburse 0.085% of the transfer agency fees on Class I shares through March 1, 2026.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$172,185	$26,266
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$218,159,359	$—	$322,497,712	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,355,965,869	$12,623,402	$(58,321,853)	$(45,698,451)
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Bond

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453849 TA HYB 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica High Yield Muni
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 95.6%
Alabama - 1.3%
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2040	$ 970,000	$ 1,004,840
Chilton County Health Care Authority, Revenue Bonds,
Series A,
4.00%, 11/01/2045	30,000	26,837
County of Perry, General Obligation Unlimited,
Series B,
7.38%, 12/01/2030	210,000	210,379
Jacksonville Public Educational Building Authority, Revenue Bonds,
Series A, BAM,
5.25%, 08/01/2049	175,000	180,777
		1,422,833
Arizona - 1.2%
Arizona Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2055 (A)	170,000	147,108
Series A,
5.00%, 07/01/2027 - 07/01/2031	255,000	262,630
Series B,
5.00%, 07/01/2028 - 07/01/2033	105,000	105,972
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
4.63%, 07/01/2026 (A)	255,000	254,021
Series A,
5.00%, 07/01/2041	35,000	34,394
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	108,051
Tempe Industrial Development Authority, Revenue Bonds,
5.00%, 12/01/2050 - 12/01/2054	425,000	382,921
Series A,
4.00%, 12/01/2038	25,000	22,852
		1,317,949
California - 7.3%
Antelope Valley Community College District, General Obligation Unlimited,
Series D,
Zero Coupon, 08/01/2038	775,000	445,793
California Enterprise Development Authority, Revenue Bonds,
7.00%, 08/15/2025 (A)	500,000	500,341
California Health Facilities Financing Authority, Revenue Bonds,
Series A,
4.00%, 03/01/2026	400,000	400,590
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series A, Fixed until 01/01/2029,
9.50% (B), 01/01/2065 (A)	4,000,000	3,860,804
Series A-1,
5.00%, 01/01/2056 (A)	130,000	116,233
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds,
4.00%, 10/01/2046	$ 25,000	$ 21,655
5.50%, 06/01/2054 (A)	850,000	793,158
Series A,
4.00%, 10/01/2044	250,000	221,200
California Public Finance Authority, Revenue Bonds,
Series A,
5.00%, 06/15/2049 (A)	225,000	202,036
California School Finance Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2054 (A)	200,000	199,864
5.88%, 06/01/2053 (A)	700,000	701,075
California Statewide Communities Development Authority, Revenue Bonds,
Series A,
5.25%, 12/01/2034 - 12/01/2044	115,000	114,180
5.50%, 12/01/2054 - 12/01/2058 (A)	505,000	499,212
California Statewide Financing Authority, Revenue Bonds,
Series B,
6.00%, 05/01/2037	30,000	30,675
Pacific School District, General Obligation Unlimited,
Series B,
Zero Coupon, 08/01/2049	305,000	84,435
		8,191,251
Colorado - 16.4%
Access 25 Metropolitan District No. 2, General Obligation Limited,
6.75%, 12/01/2053 (A)	1,000,000	1,015,278
Aerotropolis Regional Transportation Authority, Revenue Bonds,
5.75%, 12/01/2054 (A)	1,000,000	1,003,602
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
5.00%, 12/01/2035	525,000	516,824
Canyons Metropolitan District No. 5, General Obligation Limited,
Series B,
6.50%, 12/01/2054	1,000,000	986,599
Clear Creek Transit Metropolitan District No. 2, General Obligation Limited,
Series A,
5.00%, 12/01/2041 - 12/01/2050	1,000,000	731,979
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2054	300,000	286,543
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	957,529
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Denver Health & Hospital Authority, Revenue Bonds,
Series A,
5.25%, 12/01/2045	$ 40,000	$ 40,001
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	500,000	503,627
Fiddlers Business Improvement District, General Obligation Unlimited,
5.55%, 12/01/2047 (A)	400,000	396,300
Glen Metropolitan District No. 1, General Obligation Limited,
BAM,
2.00%, 12/01/2030	125,000	107,540
Glen Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
2.00%, 12/01/2030	385,000	345,810
Gold Hill North Business Improvement District, General Obligation Limited,
Series A,
5.60%, 12/01/2054 (A)	500,000	457,020
Hogback Metropolitan District, General Obligation Limited,
Series A,
5.00%, 12/01/2051	1,000,000	890,976
Lafferty Canyon Metropolitan District, General Obligation Limited,
Series A,
5.63%, 12/01/2055	1,500,000	1,408,199
Mirabelle Metropolitan District No. 2, General Obligation Limited,
Series B,
6.13%, 12/15/2049	500,000	495,211
Palisade Metropolitan District No. 2, Revenue Bonds,
Series B,
0.00%, 12/15/2054 (A)	1,500,000	1,360,047
Peak Metropolitan District No. 1, General Obligation Limited,
Series A,
5.00%, 12/01/2051 (A)	1,150,000	924,435
Peak Metropolitan District No. 3, General Obligation Limited,
7.50%, 12/01/2052	500,000	492,493
St. Vrain Lakes Metropolitan District No. 4, General Obligation Limited,
Series A,
0.00%, 09/20/2054 (A)	2,000,000	1,329,569
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-1,
4.13%, 12/01/2031	500,000	444,555
5.00%, 12/01/2041	1,365,000	1,114,804
Verve Metropolitan District No. 1, General Obligation Limited,
6.75%, 12/01/2052	1,000,000	1,001,532
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Verve Metropolitan District No. 1, General Obligation Limited, (continued)
Series A,
0.00%, 12/01/2054	$ 1,340,000	$ 948,550
Westerly Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2040	700,000	656,840
		18,415,863
Connecticut - 0.9%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series K,
4.00%, 07/01/2046	25,000	21,898
Stamford Housing Authority, Revenue Bonds,
Series 2025-D,
6.25%, 10/01/2060	1,000,000	974,208
		996,106
Delaware - 2.5%
Delaware State Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2046	550,000	543,904
Series B,
5.00%, 11/15/2043	35,000	35,089
5.25%, 11/15/2053	1,500,000	1,520,041
Town of Bridgeville, Special Tax,
5.63%, 07/01/2053 (A)	750,000	757,871
		2,856,905
District of Columbia - 2.0%
District of Columbia, Revenue Bonds,
5.00%, 07/01/2049 - 07/01/2054	240,000	232,291
Series A,
5.00%, 07/01/2048	400,000	395,012
Series B,
5.00%, 07/01/2048	160,000	158,005
District of Columbia, Tax Allocation,
Series B,
0.00%, 06/01/2049 (A)(C)	2,500,000	1,431,194
		2,216,502
Florida - 7.6%
Capital Projects Finance Authority, Revenue Bonds,
6.63%, 06/15/2059 (A)	445,000	456,516
Capital Trust Agency, Inc., Revenue Bonds,
Series A,
5.00%, 01/01/2056 (A)	450,000	396,478
City of Pompano Beach, Revenue Bonds,
2.88%, 09/01/2026	40,000	39,255
3.25%, 09/01/2030	20,000	18,992
County of Lake, Revenue Bonds,
5.00%, 01/15/2039 - 01/15/2054 (A)	1,475,000	1,354,739
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Florida Development Finance Corp., Revenue Bonds,
4.00%, 07/01/2045	$ 215,000	$ 181,235
5.13%, 06/01/2040 (A)	400,000	393,643
Series A,
4.00%, 06/01/2030 - 06/15/2042	1,020,000	947,823
5.00%, 06/15/2029 - 06/01/2040	845,000	775,098
Series A, Fixed until 05/11/2025,
8.25% (B), 07/01/2057 (A)	750,000	773,184
10.00% (B), 07/15/2059 (A)	750,000	774,535
Florida Housing Finance Corp., Revenue Bonds,
Series 1, GNMA, FNMA, FHLMC,
1.65%, 01/01/2033	255,000	205,592
2.00%, 07/01/2032	75,000	64,847
Miami-Dade County Expressway Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2039	25,000	25,016
Palm Beach County Health Facilities Authority, Revenue Bonds,
5.00%, 11/15/2032	100,000	101,316
Series A,
5.00%, 11/01/2029 - 11/01/2036	355,000	371,927
Series B,
4.00%, 11/15/2041	500,000	456,571
5.00%, 11/15/2042	50,000	50,301
Pinellas County Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2046 (A)	500,000	379,217
5.00%, 06/01/2056 (A)	1,000,000	838,138
		8,604,423
Georgia - 4.8%
Atlanta Development Authority, Revenue Bonds,
Series A-1,
5.25%, 07/01/2044	1,000,000	1,000,135
Atlanta Development Authority, Tax Allocation,
Series A,
5.50%, 04/01/2039 (A)	750,000	752,117
DeKalb County Development Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2040 - 06/01/2055	1,485,000	1,410,454
Development Authority of Lagrange, Revenue Bonds,
5.00%, 10/15/2052	2,710,000	2,250,826
		5,413,532
Idaho - 2.0%
Idaho Health Facilities Authority, Revenue Bonds,
3.50%, 09/01/2033	125,000	108,855
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Idaho (continued)
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.00%, 05/01/2035	$ 450,000	$ 432,754
6.00%, 07/01/2049 - 07/01/2054 (A)	1,725,000	1,734,926
		2,276,535
Illinois - 1.0%
Chicago Board of Education, General Obligation Unlimited,
Series A, AGM-CR,
5.00%, 12/01/2042	410,000	409,970
City of Chicago, General Obligation Unlimited,
7.52%, 01/01/2040	135,000	148,693
Illinois Finance Authority, Revenue Bonds,
4.00%, 10/01/2050	15,000	12,618
Series A,
4.00%, 05/01/2040	100,000	89,737
5.00%, 11/01/2029 - 11/01/2031	65,000	65,681
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	19,231	20,101
7.35%, 07/01/2035	15,714	16,876
Township of Antioch, General Obligation Unlimited,
AGC,
5.00%, 12/30/2049	100,000	101,466
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.35%, 12/01/2026	315,000	311,746
		1,176,888
Indiana - 0.0% *
Indiana Finance Authority, Revenue Bonds,
Series B,
3.00%, 11/01/2030	35,000	33,508
Iowa - 0.1%
Lake Panorama Improvement Zone, Tax Allocation,
AGM,
5.85%, 06/01/2038	105,000	112,041
Kansas - 0.8%
Kansas Independent College Finance Authority, Revenue Bonds,
Series B,
8.50%, 05/01/2025	500,000	500,000
University of Kansas Hospital Authority, Revenue Bonds,
5.00%, 09/01/2045	300,000	300,015
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
NATL,
Zero Coupon, 12/01/2027	100,000	89,627
		889,642
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana - 1.6%
Greater New Orleans Expressway Commission, Revenue Bonds,
AGM,
5.00%, 11/01/2047	$ 250,000	$ 250,790
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
3.88%, 11/01/2045 (A)	1,155,000	987,472
Parish of St. James, Revenue Bonds,
Series 2,
6.35%, 07/01/2040 (A)	500,000	530,481
		1,768,743
Maine - 0.4%
Maine State Housing Authority, Revenue Bonds,
Series A,
4.50%, 11/15/2045	475,000	465,974
Maryland - 0.1%
County of Baltimore, Revenue Bonds,
4.00%, 01/01/2034	15,000	14,842
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A,
5.50%, 01/01/2046	125,000	125,424
		140,266
Massachusetts - 0.5%
Massachusetts Development Finance Agency, Revenue Bonds,
4.00%, 07/01/2041	15,000	13,479
5.00%, 10/01/2049	325,000	317,169
Series E,
4.00%, 07/01/2038	130,000	119,997
5.00%, 07/01/2036	100,000	100,091
Series G,
5.25%, 07/01/2048	25,000	25,041
Series L,
4.00%, 07/01/2044	25,000	21,648
		597,425
Michigan - 0.5%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series C,
Zero Coupon, 06/01/2058	17,500,000	526,477
Minnesota - 0.7%
City of Woodbury, Revenue Bonds,
4.00%, 07/01/2056	315,000	216,386
County of Carlton, General Obligation Unlimited,
3.00%, 02/01/2027	20,000	19,838
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	635,000	512,290
		748,514
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi - 0.2%
Mississippi Development Bank, Revenue Bonds,
Series A,
3.25%, 03/01/2036	$ 315,000	$ 234,180
Missouri - 0.5%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds,
Series A,
5.00%, 02/01/2029	100,000	101,948
5.25%, 02/01/2054	500,000	491,753
		593,701
Nebraska - 0.9%
City of Blair Water System Revenue, Revenue Bonds,
6.10%, 05/15/2027	1,000,000	1,000,456
Nevada - 0.5%
Carson City, Revenue Bonds,
Series A,
5.00%, 09/01/2037	55,000	55,100
State of Nevada Department of Business & Industry, Revenue Bonds,
Series 2025-A, Fixed until 01/01/2029,
9.50% (B), 01/01/2065 (A)	500,000	481,375
		536,475
New Hampshire - 1.5%
New Hampshire Business Finance Authority, Revenue Bonds,
Zero Coupon, 12/01/2031 (A)	2,500,000	1,642,784
New Jersey - 1.5%
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (D)(E)	500,000	225,000
5.13%, 12/01/2045 (D)(E)	30,000	13,500
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
5.13%, 09/01/2052 (A)	760,000	730,174
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Series A, AGM,
5.00%, 07/01/2046	180,000	179,748
Passaic County Improvement Authority, Revenue Bonds,
5.00%, 07/01/2044	410,000	403,649
5.50%, 07/01/2058	150,000	152,066
		1,704,137
New Mexico - 0.5%
Village of Los Ranchos de Albuquerque, Revenue Bonds,
4.00%, 09/01/2040	625,000	585,374
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 1.7%
Brookhaven Local Development Corp., Revenue Bonds,
5.25%, 11/01/2029	$ 30,000	$ 30,545
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	190,000	177,411
Build NYC Resource Corp., Revenue Bonds,
Series A,
4.00%, 06/15/2056 (A)	350,000	264,278
City of Ithaca, General Obligation Limited,
3.00%, 02/15/2034	25,000	22,086
3.13%, 02/15/2045	20,000	14,080
New York City Industrial Development Agency, Revenue Bonds,
FGIC,CPI-YoY + 0.89%,
3.71% (B), 03/01/2027	20,000	19,846
New York State Dormitory Authority, Revenue Bonds,
AMBAC,
5.25%, 07/01/2025	100,000	100,123
New York Transportation Development Corp., Revenue Bonds,
Series B, AGC,
0.00%, 12/31/2054	500,000	306,347
Oneida Indian Nation of New York, Revenue Bonds,
Series B,
6.00%, 09/01/2043 (A)	725,000	768,054
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	52,089
Yonkers Economic Development Corp., Revenue Bonds,
Series A,
5.00%, 10/15/2054	215,000	197,888
		1,952,747
North Carolina - 0.8%
North Carolina Medical Care Commission, Revenue Bonds,
Series A,
4.00%, 09/01/2050	50,000	38,674
Series C,
3.00%, 10/01/2036	25,000	21,400
5.00%, 10/01/2031 - 10/01/2036	825,000	829,671
		889,745
North Dakota - 2.6%
City of Grand Forks, Revenue Bonds,
4.00%, 12/01/2035 - 12/01/2051	1,525,000	1,386,520
Series A,
4.00%, 12/01/2047	395,000	327,073
5.00%, 12/01/2037 - 12/01/2048	465,000	470,827
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota (continued)
City of Horace, General Obligation Unlimited,
Series C,
5.00%, 05/01/2050	$ 750,000	$ 724,358
		2,908,778
Ohio - 6.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-3, Class 2,
Zero Coupon, 06/01/2057	13,000,000	1,239,974
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (C)	20,000	20,002
City of Norwood, Tax Allocation,
5.00%, 12/01/2041	500,000	483,129
Columbus-Franklin County Finance Authority, Revenue Bonds,
Series 2019-E,
4.00%, 05/15/2049	760,000	669,857
County of Hamilton, Revenue Bonds,
Series A,
5.25%, 01/01/2038	1,000,000	1,034,469
Dayton-Montgomery County Port Authority, Revenue Bonds,
5.00%, 12/01/2054	775,000	744,453
Ohio Air Quality Development Authority, Revenue Bonds,
2.88%, 02/01/2026	145,000	143,055
Series A,
3.25%, 09/01/2029	20,000	19,272
State of Ohio, Revenue Bonds,
5.00%, 11/15/2034	35,000	36,157
Warren County Port Authority, Revenue Bonds,
Series A,
6.70%, 12/01/2056	600,000	635,960
Series C,
3.00%, 12/01/2031	800,000	729,441
Series D-1,
3.00%, 12/01/2030	525,000	485,208
Series H,
4.00%, 12/01/2041	570,000	507,629
		6,748,606
Oklahoma - 0.3%
Delaware County Educational Facilities Authority, Revenue Bonds,
4.63%, 09/01/2036	120,000	117,052
Oklahoma Development Finance Authority, Revenue Bonds,
Series B,
5.50%, 08/15/2057	50,000	50,147
Payne County Economic Development Authority, Revenue Bonds,
4.00%, 09/01/2030	155,000	148,151
		315,350
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon - 0.5%
Salem Hospital Facility Authority, Revenue Bonds,
4.00%, 05/15/2057	$ 740,000	$ 542,423
Pennsylvania - 3.3%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds,
Series A,
5.25%, 05/01/2042 (A)(C)	1,000,000	963,941
Berks County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 05/15/2037	125,000	125,281
Council Rock School District, General Obligation Limited,
Series A,
3.00%, 11/15/2033	75,000	67,757
Cumberland County Municipal Authority, Revenue Bonds,
4.00%, 01/01/2033	10,000	9,523
5.00%, 01/01/2039 - 01/01/2045	520,000	465,413
Lancaster Municipal Authority, Revenue Bonds,
Series A,
5.00%, 05/01/2026	95,000	96,029
Montgomery County Industrial Development Authority, Revenue Bonds,
5.00%, 11/15/2036	100,000	100,746
Series A,
4.00%, 10/01/2041	150,000	131,666
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
4.00%, 07/01/2046	2,000,000	1,693,624
4.13%, 12/31/2038	55,000	51,134
		3,705,114
South Carolina - 0.2%
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	235,000	234,292
Tennessee - 0.9%
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1, BAM,
5.50%, 07/01/2059	1,020,000	1,062,997
Texas - 4.4%
City of Aubrey, Special Assessment,
BAM,
5.00%, 09/01/2045	55,000	56,230
City of Rowlett, Special Assessment,
4.13%, 09/15/2041 (A)	448,000	374,077
4.25%, 09/15/2051 (A)	514,000	407,166
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Crockett County Consolidated Common School District No. 1, General Obligation Unlimited,
AGM,
5.00%, 08/15/2028	$ 565,000	$ 566,935
Harris County Municipal Utility District No. 165, General Obligation Unlimited,
3.10%, 03/01/2034	50,000	45,389
Harris County Municipal Utility District No. 358, General Obligation Unlimited,
5.00%, 11/01/2035	960,000	960,185
Harris County Municipal Utility District No. 531, General Obligation Unlimited,
BAM,
2.00%, 09/01/2036	30,000	22,071
Lower Kirby Pearland Management District, General Obligation Unlimited,
Series A,
4.00%, 03/01/2026	20,000	20,008
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
4.00%, 01/01/2029	245,000	233,340
5.00%, 01/01/2047 - 01/01/2055	1,000,000	855,369
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 10/01/2049	500,000	492,038
Van Alstyne Economic Development Corp., Revenue Bonds,
4.00%, 08/15/2031	240,000	228,454
Verandah Municipal Utility District, General Obligation Unlimited,
AGM,
75.00%, 09/01/2028	80,000	240,869
99.00%, 09/01/2025 - 09/01/2027	215,000	455,181
		4,957,312
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority, Revenue Bonds,
Series C, AGM-CR,
5.00%, 10/01/2042 (C)	210,000	211,082
Virgin Islands Water & Power Authority - Electric System, Revenue Bonds,
Series 2010-C, AGM,
6.85%, 07/01/2035	60,000	63,086
		274,168
Utah - 4.7%
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited,
6.00%, 03/01/2053 (A)	1,500,000	1,463,041
Mida Mountain Village Public Infrastructure District, Tax Allocation,
Series 1,
5.13%, 06/15/2054 (A)	1,500,000	1,359,286
Series 2,
6.00%, 06/15/2054 (A)	1,500,000	1,501,243
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah (continued)
Olympia Public Infrastructure District No. 1, General Obligation Limited,
Series A-1,
6.38%, 03/01/2055 (A)	$ 1,000,000	$ 989,574
Utah Charter School Finance Authority, Revenue Bonds,
4.00%, 04/15/2047	25,000	21,101
		5,334,245
Virginia - 1.4%
City of Chesapeake Expressway Toll Road Revenue, Revenue Bonds,
Series B,
4.75% (B), 07/15/2032	15,000	15,384
James City County Economic Development Authority, Revenue Bonds,
Series A,
6.88%, 12/01/2058	1,500,000	1,602,999
		1,618,383
Washington - 2.2%
Washington Health Care Facilities Authority, Revenue Bonds,
Series A-1,
4.00%, 08/01/2044	230,000	207,777
Washington State Housing Finance Commission, Revenue Bonds,
4.50%, 07/01/2055	340,000	307,419
5.00%, 07/01/2045	500,000	506,196
6.38%, 07/01/2063 (A)	1,350,000	1,453,015
		2,474,407
Wisconsin - 9.1%
Public Finance Authority, Revenue Bonds,
Zero Coupon, 12/15/2034 - 12/15/2037 (A)	2,500,000	1,308,801
5.00%, 12/15/2036 (A)	999,550	972,164
6.38%, 07/01/2043 (A)	230,000	234,091
6.63%, 07/01/2053 (A)	500,000	508,930
6.75%, 07/01/2058 (A)	520,000	531,288
Series 2025-A,
5.25%, 06/15/2055	500,000	503,593
Series A,
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Public Finance Authority, Revenue Bonds, (continued)
4.00%, 07/01/2051	$ 110,000	$ 86,691
4.25%, 12/01/2051 (A)	1,500,000	1,167,123
5.25%, 06/15/2054	1,000,000	973,179
6.75%, 06/01/2062 (A)	650,000	627,946
Public Finance Authority, Tax Allocation,
5.00%, 08/01/2039	500,000	478,649
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
3.00%, 12/01/2031	100,000	84,709
4.00%, 12/01/2041 - 12/01/2056	1,735,000	1,216,489
5.75%, 08/15/2059	500,000	512,782
6.13%, 10/01/2059	1,000,000	998,450
		10,204,885
Total Municipal Government Obligations (Cost $115,153,970)		107,691,936
CORPORATE DEBT SECURITY - 0.1%
Commercial Services & Supplies - 0.1%
Wildflower Improvement Association
6.63%, 03/01/2031 (A)(C)	125,333	122,800
Total Corporate Debt Security (Cost $123,838)		122,800
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 1.80% (F), dated 04/30/2025, to be repurchased at $2,781,920 on 05/01/2025. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2043, and with a value of $2,837,500.	2,781,781	2,781,781
Total Repurchase Agreement (Cost $2,781,781)		2,781,781
Total Investments (Cost $118,059,589)		110,596,517
Net Other Assets (Liabilities) - 1.8%		2,035,890
Net Assets - 100.0%		$ 112,632,407
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$107,691,936	$—	$107,691,936
Corporate Debt Security	—	122,800	—	122,800
Repurchase Agreement	—	2,781,781	—	2,781,781
Total Investments	$—	$110,596,517	$—	$110,596,517
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $42,972,123, representing 38.2% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Restricted security. At April 30, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds, Series A 5.25%, 05/01/2042	07/12/2024	$989,670	$963,941	0.8%
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,002	0.0%*
Municipal Government Obligations	District of Columbia Tax Allocation, Series B Zero Coupon, 06/01/2049	05/01/2024	1,302,435	1,431,194	1.3
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds, Series C, AGM-CR 5.00%, 10/01/2042	06/03/2024	210,010	211,082	0.2
Corporate Debt Securities	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	123,045	122,800	0.1
			$2,645,222	$2,749,019	2.4%

(D)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2025, the value of this security is
$238,500, representing 0.2% of the Fund's net assets.

(E)	Non-income producing security.
(F)	Rate disclosed reflects the yield at April 30, 2025.
(G)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CPI-YoY	Consumer Price Index- Year Over Year
CR	Custodial Receipts
MUNICIPAL INSURER ABBREVIATION(S):
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $115,277,808)	$107,814,736
Repurchase agreement, at value (cost $2,781,781)	2,781,781
Receivables and other assets:
Investments sold	49,910
Shares of beneficial interest sold	776,448
Interest	1,781,472
Prepaid expenses	442
Total assets	113,204,789
Liabilities:
Payables and other liabilities:
Investments purchased	92,724
Dividends and/or distributions	5,091
Shares of beneficial interest redeemed	368,030
Investment management fees	46,225
Distribution and service fees	7,433
Transfer agent fees	6,858
Trustee and CCO fees	379
Audit and tax fees	21,527
Custody fees	17,167
Legal fees	1,721
Printing and shareholder reports fees	1,477
Registration fees	2,059
Other accrued expenses	1,691
Total liabilities	572,382
Net assets	$112,632,407
Net assets consist of:
Paid-in capital	$142,528,413
Total distributable earnings (accumulated losses)	(29,896,006)
Net assets	$112,632,407
Net assets by class:
Class A	$15,328,905
Class C	4,843,239
Class I	92,448,243
Class I2	12,020
Shares outstanding (unlimited shares, no par value):
Class A	1,485,689
Class C	469,068
Class I	8,978,392
Class I2	1,165
Net asset value per share: (A)
Class A	$10.32
Class C	10.33
Class I	10.30
Class I2	10.31 (B)
Maximum offering price per share: (C)
Class A	$10.67

(A)
Net asset value per share for Class C, I and I2 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(C)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Interest income	$2,997,627
Net income from securities lending	19
Total investment income	2,997,646
Expenses:
Investment management fees	311,586
Distribution and service fees:
Class A	20,054
Class C	28,089
Transfer agent fees:
Class A	4,046
Class C	2,068
Class I	48,757
Class I2	1
Trustee and CCO fees	2,332
Audit and tax fees	22,446
Custody fees	14,083
Legal fees	3,913
Printing and shareholder reports fees	3,731
Registration fees	36,868
Other	7,414
Total expenses before waiver and/or reimbursement and recapture	505,388
Expenses waived and/or reimbursed:
Class A	(8,125)
Class C	(7,335)
Class I	(19,078)
Recapture of previously waived and/or reimbursed fees:
Class A	1,142
Class C	26
Class I	29
Net expenses	472,047
Net investment income (loss)	2,525,599
Net realized gain (loss) on:
Investments	(1,835,628)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,402,595)
Net realized and change in unrealized gain (loss)	(3,238,223)
Net increase (decrease) in net assets resulting from operations	$(712,624)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$2,525,599	$4,897,763
Net realized gain (loss)	(1,835,628)	(1,556,719)
Net change in unrealized appreciation (depreciation)	(1,402,595)	13,146,682
Net increase (decrease) in net assets resulting from operations	(712,624)	16,487,726
Dividends and/or distributions to shareholders:
Class A	(343,834)	(649,051)
Class C	(103,314)	(255,479)
Class I	(2,078,280)	(3,993,352)
Class I2	(274)	(506)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,525,702)	(4,898,388)
Capital share transactions:
Proceeds from shares sold:
Class A	2,823,508	6,314,944
Class C	353,820	1,184,588
Class I	18,780,527	39,317,643
	21,957,855	46,817,175
Dividends and/or distributions reinvested:
Class A	321,216	605,689
Class C	102,474	254,483
Class I	2,073,281	3,988,425
Class I2	274	506
	2,497,245	4,849,103
Cost of shares redeemed:
Class A	(3,615,764)	(6,716,635)
Class C	(1,431,671)	(2,631,781)
Class I	(21,045,686)	(34,321,219)
	(26,093,121)	(43,669,635)
Automatic conversions:
Class A	146,726	1,599,737
Class C	(146,726)	(1,599,737)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(1,638,021)	7,996,643
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	20 (A)
	—	20
Net increase (decrease) in net assets	(4,876,347)	19,586,001
Net assets:
Beginning of period/year	117,508,754	97,922,753
End of period/year	$112,632,407	$117,508,754
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	265,559	609,715
Class C	33,115	113,993
Class I	1,779,224	3,822,191
	2,077,898	4,545,899
Shares reinvested:
Class A	30,350	57,994
Class C	9,672	24,398
Class I	196,303	382,715
Class I2	26	48
	236,351	465,155
Shares redeemed:
Class A	(340,894)	(644,712)
Class C	(136,446)	(253,490)
Class I	(2,005,467)	(3,321,929)
	(2,482,807)	(4,220,131)
Automatic conversions:
Class A	13,768	153,524
Class C	(13,758)	(153,454)
	10	70
Net increase (decrease) in shares outstanding:
Class A	(31,217)	176,521
Class C	(107,417)	(268,553)
Class I	(29,940)	882,977
Class I2	26	48
	(168,548)	790,993

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$10.60	$9.51	$9.47	$12.36	$11.59	$11.98
Investment operations:
Net investment income (loss) (A)	0.22	0.43	0.42	0.34	0.35	0.38
Net realized and unrealized gain (loss)	(0.27)	1.09	0.04	(2.86)	0.78	(0.32)
Total investment operations	(0.05)	1.52	0.46	(2.52)	1.13	0.06
Contributions from affiliate	—	0.00 (B)(C)	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.43)	(0.42)	(0.34)	(0.36)	(0.41)
Net realized gains	—	—	—	(0.03)	—	—
Return of capital	—	—	—	—	—	(0.04)
Total dividends and/or distributions to shareholders	(0.23)	(0.43)	(0.42)	(0.37)	(0.36)	(0.45)
Net asset value, end of period/year	$10.32	$10.60	$9.51	$9.47	$12.36	$11.59
Total return (D)	(0.55)%(E)	16.14%(C)	4.73%	(20.80)%	9.81%	0.60%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,329	$16,081	$12,746	$16,721	$29,316	$18,111
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00%(F)	0.99%	1.03%	1.01%(G)	0.98%(G)	1.07%(G)
Including waiver and/or reimbursement and recapture	0.91%(F)	0.91%	0.91%	0.91%(G)	0.91%(G)	0.91%(G)
Net investment income (loss) to average net assets	4.29%(F)	4.13%	4.20%	2.98%	2.86%	3.22%
Portfolio turnover rate	32%(E)	77%	69%	53%	96%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$10.61	$9.52	$9.48	$12.38	$11.60	$11.99
Investment operations:
Net investment income (loss) (A)	0.19	0.37	0.36	0.27	0.28	0.31
Net realized and unrealized gain (loss)	(0.28)	1.09	0.04	(2.87)	0.79	(0.32)
Total investment operations	(0.09)	1.46	0.40	(2.60)	1.07	(0.01)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.37)	(0.36)	(0.27)	(0.29)	(0.35)
Net realized gains	—	—	—	(0.03)	—	—
Return of capital	—	—	—	—	—	(0.03)
Total dividends and/or distributions to shareholders	(0.19)	(0.37)	(0.36)	(0.30)	(0.29)	(0.38)
Net asset value, end of period/year	$10.33	$10.61	$9.52	$9.48	$12.38	$11.60
Total return (B)	(0.85)%(C)	15.44%	4.11%	(21.32)%	9.24%	— %
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,843	$6,115	$8,041	$8,587	$13,390	$11,731
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.77%(D)	1.76%	1.79%	1.74%(E)	1.73%(E)	1.82%(E)
Including waiver and/or reimbursement and recapture	1.51%(D)	1.51%	1.51%	1.51%(E)	1.51%(E)	1.51%(E)
Net investment income (loss) to average net assets	3.68%(D)	3.53%	3.60%	2.41%	2.28%	2.63%
Portfolio turnover rate	32%(C)	77%	69%	53%	96%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$10.58	$9.49	$9.46	$12.36	$11.59	$12.00
Investment operations:
Net investment income (loss) (A)	0.23	0.44	0.43	0.35	0.37	0.39
Net realized and unrealized gain (loss)	(0.28)	1.10	0.04	(2.86)	0.78	(0.33)
Total investment operations	(0.05)	1.54	0.47	(2.51)	1.15	0.06
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.45)	(0.44)	(0.36)	(0.38)	(0.43)
Net realized gains	—	—	—	(0.03)	—	—
Return of capital	—	—	—	—	—	(0.04)
Total dividends and/or distributions to shareholders	(0.23)	(0.45)	(0.44)	(0.39)	(0.38)	(0.47)
Net asset value, end of period/year	$10.30	$10.58	$9.49	$9.46	$12.36	$11.59
Total return	(0.48)%(D)	16.35%	4.78%	(20.75)%(B)	9.98%	0.58%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$92,448	$95,301	$77,126	$93,760	$129,929	$62,566
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80%(E)	0.79%	0.82%	0.77%(F)	0.77%(F)	0.86%(F)
Including waiver and/or reimbursement and recapture	0.76%(E)	0.76%	0.76%	0.76%(F)	0.76%(F)	0.76%(F)
Net investment income (loss) to average net assets	4.43%(E)	4.28%	4.34%	3.14%	3.00%	3.37%
Portfolio turnover rate	32%(D)	77%	69%	53%	96%	37%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$10.60	$9.51	$9.48	$12.38	$11.60	$12.00
Investment operations:
Net investment income (loss) (A)	0.24	0.45	0.44	0.37	0.38	0.39
Net realized and unrealized gain (loss)	(0.29)	1.09	0.03	(2.87)	0.79	(0.31)
Total investment operations	(0.05)	1.54	0.47	(2.50)	1.17	0.08
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.45)	(0.44)	(0.37)	(0.39)	(0.44)
Net realized gains	—	—	—	(0.03)	—	—
Return of capital	—	—	—	—	—	(0.04)
Total dividends and/or distributions to shareholders	(0.24)	(0.45)	(0.44)	(0.40)	(0.39)	(0.48)
Net asset value, end of period/year	$10.31	$10.60	$9.51	$9.48	$12.38	$11.60
Total return	(0.53)%(B)	16.41%	4.87%	(20.65)%	10.17%	0.77%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$12	$12	$10	$10	$12	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70%(C)	0.69%	0.72%	0.68%(D)	0.68%(D)	0.75%(D)
Including waiver and/or reimbursement and recapture	0.70%(C)	0.69%	0.72%	0.68%(D)	0.68%(D)	0.75%(D)
Net investment income (loss) to average net assets	4.50%(C)	4.36%	4.40%	3.28%	3.11%	3.39%
Portfolio turnover rate	32%(B)	77%	69%	53%	96%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica High Yield Muni (the "Fund") is a series of the Trust and is classified as non-diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class C, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Municipal securities risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the Fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, the Fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Non-diversification risk: As a “non-diversified” Fund, the Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Fund more susceptible to the risks associated with investing in those issuers.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$11,263	0.01%
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.54%
Over $500 million up to $1 billion	0.53
Over $1 billion	0.50
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.01%	March 1, 2026
Class C	1.76	March 1, 2026
Class I	0.76	March 1, 2026
Class I2	0.73	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$5,838	$8,775	$473	$102	$15,188
Class C	2,070	3,312	661	314	6,357
Class I	38,270	54,491	39,962	19,078	151,801

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I and Class I2.
TAM has contractually agreed to waive a portion of the 12b-1 fees at the following annual rates. These amounts are not subject to recapture by TAM in future years.
Class A Waiver	Class C Waiver	12b-1 Expense Waiver Effective Through
0.10%	0.25%	March 1, 2026
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$2,629	$—
Class C	—	1,856
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Class A of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$53,984	$6,536
Brokerage commissions: The Fund incurred $0 brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$35,185,495	$—	$35,462,541	$2,956,982
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$118,059,589	$714,760	$(8,177,832)	$(7,463,072)
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica High Yield Muni

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453782 TA HYM 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Inflation Opportunities
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 72.7%
U.S. Treasury - 0.4%
U.S. Treasury Notes
4.25%, 11/15/2034	$ 500,000	$ 502,969
		502,969
U.S. Treasury Inflation-Protected Securities - 72.3%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	4,826,891	2,630,489
0.25%, 02/15/2050	1,861,380	1,088,019
0.63%, 02/15/2043	2,997,324	2,239,203
0.75%, 02/15/2042 - 02/15/2045	8,032,847	6,176,651
1.00%, 02/15/2046	1,009,838	769,462
1.38%, 02/15/2044	2,943,135	2,487,152
1.50%, 02/15/2053	2,146,540	1,716,861
1.75%, 01/15/2028	1,979,731	2,018,615
2.13%, 02/15/2040 - 02/15/2054	5,568,478	5,445,659
2.38%, 01/15/2027	2,784,338	2,858,870
2.50%, 01/15/2029	2,674,579	2,797,243
3.38%, 04/15/2032	2,806,429	3,122,249
3.63%, 04/15/2028	936,947	1,005,054
3.88%, 04/15/2029	2,522,884	2,774,256
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 04/15/2026 - 01/15/2032	14,899,554	14,172,335
0.25%, 07/15/2029	2,245,032	2,156,762
0.38%, 01/15/2027 - 07/15/2027	8,786,115	8,722,127
0.50%, 01/15/2028	2,263,432	2,233,012
0.63%, 01/15/2026 - 07/15/2032	3,934,054	3,746,558
0.75%, 07/15/2028	4,257,750	4,222,266
0.88%, 01/15/2029	3,285,074	3,242,469
1.13%, 01/15/2033	1,392,339	1,324,623
1.25%, 04/15/2028	4,467,246	4,484,148
1.38%, 07/15/2033	3,151,410	3,048,820
1.63%, 10/15/2027 - 10/15/2029	6,050,545	6,163,385
1.75%, 01/15/2034	934,092	923,378
2.13%, 04/15/2029 - 01/15/2035	5,025,377	5,161,057
2.38%, 10/15/2028	3,645,600	3,805,563
		100,536,286
Total U.S. Government Obligations (Cost $107,505,794)		101,039,255
CORPORATE DEBT SECURITIES - 13.7%
Aerospace & Defense - 0.2%
Boeing Co.
3.25%, 02/01/2028	306,000	294,515
Automobiles - 0.4%
Ford Motor Credit Co. LLC
6.05%, 11/05/2031	300,000	290,557
Stellantis Finance U.S., Inc.
6.45%, 03/18/2035 (A)	289,000	282,956
		573,513
Banks - 6.1%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66%, 4.96% (B), 05/16/2025 (C)	966,000	790,160
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	$ 338,000	$ 328,526
Fixed until 10/25/2034, 5.52% (B), 10/25/2035	968,000	947,449
Fixed until 02/12/2035, 5.74% (B), 02/12/2036	550,000	547,498
Barclays PLC
Fixed until 09/10/2029, 4.94% (B), 09/10/2030	320,000	319,249
BNP Paribas SA
5.20% (B), 05/09/2031	354,000	353,427
BPCE SA
Fixed until 01/14/2045, 6.92% (B), 01/14/2046 (A)	253,000	256,438
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (B), 11/03/2032	609,000	523,617
Fixed until 09/19/2034, 5.41% (B), 09/19/2039	228,000	217,300
Corestates Capital II
3-Month Term SOFR + 0.91%, 5.17% (B), 01/15/2027 (A)	232,000	228,001
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (B), 05/28/2032	700,000	617,333
Fixed until 01/18/2028, 6.72% (B), 01/18/2029	350,000	366,656
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (B), 07/21/2032	500,000	429,937
HSBC Holdings PLC
Fixed until 11/03/2032, 8.11% (B), 11/03/2033	379,000	431,144
Morgan Stanley
Fixed until 09/16/2031, 2.48% (B), 09/16/2036	208,000	173,190
Fixed until 10/18/2029, 4.65% (B), 10/18/2030	1,100,000	1,095,383
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (B), 11/28/2035	381,000	336,611
Fixed until 08/15/2029, 4.96% (B), 08/15/2030	300,000	301,018
Zions Bancorp NA
Fixed until 08/19/2034, 6.82% (B), 11/19/2035	252,000	247,866
		8,510,803
Chemicals - 1.1%
Albemarle Corp.
5.65%, 06/01/2052	479,000	388,299
Dow Chemical Co.
5.60%, 02/15/2054	88,000	77,754
Eastman Chemical Co.
5.75%, 03/08/2033	259,000	264,809
Nutrien Ltd.
5.25%, 03/12/2032	697,000	701,586
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Sherwin-Williams Co.
4.80%, 09/01/2031	$ 142,000	$ 141,964
		1,574,412
Commercial Services & Supplies - 0.6%
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	968,000	831,241
Construction & Engineering - 0.1%
MasTec, Inc.
5.90%, 06/15/2029	154,000	157,133
Containers & Packaging - 0.2%
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 (A)	201,000	201,026
Sonoco Products Co.
5.00%, 09/01/2034 (D)	66,000	63,017
		264,043
Hotels, Restaurants & Leisure - 0.2%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	386,000	265,372
Insurance - 0.8%
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.71% (B), 02/12/2067 (A)	1,196,000	1,091,627
Machinery - 0.2%
Weir Group PLC
5.35%, 05/06/2030 (A)(E)	210,000	210,558
Metals & Mining - 1.6%
ArcelorMittal SA
6.35%, 06/17/2054 (D)	185,000	178,449
Corp. Nacional del Cobre de Chile
6.33%, 01/13/2035 (A)	285,000	294,123
Glencore Funding LLC
2.63%, 09/23/2031 (A)	152,000	131,791
2.85%, 04/27/2031 (A)	634,000	562,562
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041	294,000	293,437
Rio Tinto Finance USA PLC
5.75%, 03/14/2055	252,000	249,069
South32 Treasury Ltd.
4.35%, 04/14/2032 (A)	615,000	565,516
		2,274,947
Oil, Gas & Consumable Fuels - 2.0%
APA Corp.
4.25%, 01/15/2030 (A)	1,102,000	1,028,963
6.10%, 02/15/2035 (A)	120,000	112,695
Diamondback Energy, Inc.
5.40%, 04/18/2034	153,000	149,525
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (B), 07/15/2077	474,000	453,450
Energy Transfer LP
5.35%, 05/15/2045	138,000	119,513
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
3.70%, 01/31/2051	$ 446,000	$ 314,796
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	248,000	239,948
Phillips 66 Co.
4.95%, 03/15/2035 (D)	409,000	384,946
		2,803,836
Semiconductors & Semiconductor Equipment - 0.2%
Foundry JV Holdco LLC
5.90%, 01/25/2033 (A)	211,000	214,864
Total Corporate Debt Securities (Cost $19,234,056)		19,066,864
FOREIGN GOVERNMENT OBLIGATIONS - 9.8%
Australia - 0.9%
Australia Government Bonds
2.50%, 09/20/2030 (F)	AUD 1,250,000	1,229,736
Italy - 0.9%
Italy Buoni Poliennali Del Tesoro
0.10%, 05/15/2033 (F)	EUR 1,174,880	1,188,511
Japan - 5.0%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2026 - 03/10/2028	JPY 978,304,000	6,973,661
Mexico - 0.1%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 257,000	191,309
Spain - 1.7%
Spain Government Inflation-Linked Bonds
1.00%, 11/30/2030 (F)	EUR 2,019,376	2,325,894
United Kingdom - 1.2%
U.K. Inflation-Linked Gilt
1.25%, 11/22/2032 (F)	GBP 1,269,947	1,740,214
Total Foreign Government Obligations (Cost $14,333,778)		13,649,325
ASSET-BACKED SECURITY - 0.7%
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%, 08/15/2027	$ 1,025,000	1,022,478
Total Asset-Backed Security (Cost $998,935)		1,022,478

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 1.3%
Money Market Funds - 1.3%
State Street Institutional U.S. Government Money Market Fund, 4.29% (G)	1,868,996	1,868,996
Total Short-Term Investment Companies (Cost $1,868,996)		1,868,996
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.2%
U.S. Treasury Bills
4.07% (G), 02/19/2026	$ 2,500,000	$ 2,422,683
4.28% (G), 06/26/2025	600,000	596,045
Total Short-Term U.S. Government Obligations (Cost $3,017,708)		3,018,728

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (G)	639,105	639,105
Total Other Investment Company (Cost $639,105)		639,105
Total Investments (Cost $147,598,372)		140,304,751
Net Other Assets (Liabilities) - (0.9)%		(1,216,530)
Net Assets - 100.0%		$ 139,088,221
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	07/10/2025	USD	1,654,200	GBP	1,294,000	$—	$(70,790)
JPM	07/10/2025	USD	6,810,277	JPY	990,000,000	—	(169,678)
MSC	07/10/2025	USD	1,152,604	AUD	1,900,000	—	(65,447)
MSC	07/10/2025	USD	3,356,827	EUR	3,050,000	—	(114,010)
Total						$—	$(419,925)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$101,039,255	$—	$101,039,255
Corporate Debt Securities	—	19,066,864	—	19,066,864
Foreign Government Obligations	—	13,649,325	—	13,649,325
Asset-Backed Security	—	1,022,478	—	1,022,478
Short-Term Investment Companies	1,868,996	—	—	1,868,996
Short-Term U.S. Government Obligations	—	3,018,728	—	3,018,728
Other Investment Company	639,105	—	—	639,105
Total Investments	$2,508,101	$137,796,650	$—	$140,304,751
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(419,925)	$—	$(419,925)
Total Other Financial Instruments	$—	$(419,925)	$—	$(419,925)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $6,012,361, representing 4.3% of the Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
All or a portion of the security is on loan. The total value of the securities on loan is $626,148, collateralized by cash collateral of $639,105. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the total value of the Regulation S securities is $6,484,355, representing 4.7%
of the Fund's net assets.

(G)	Rate disclosed reflects the yield at April 30, 2025.
(H)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $147,598,372) (including securities loaned of $626,148)	$140,304,751
Foreign currency, at value (cost $123)	125
Receivables and other assets:
Net income from securities lending	252
Shares of beneficial interest sold	9,606
Interest	471,223
Prepaid expenses	14,056
Other assets	13,696
Total assets	140,813,709
Liabilities:
Cash collateral received upon return of:
Securities on loan	639,105
Payables and other liabilities:
Investments purchased	354,000
When-issued, delayed-delivery, forward and TBA commitments purchased	209,855
Shares of beneficial interest redeemed	12,573
Investment management fees	33,326
Distribution and service fees	2,018
Transfer agent fees	1,459
Trustee and CCO fees	646
Audit and tax fees	19,706
Custody fees	23,420
Legal fees	3,242
Printing and shareholder reports fees	901
Other accrued expenses	5,312
Unrealized depreciation on forward foreign currency contracts	419,925
Total liabilities	1,725,488
Net assets	$139,088,221
Net assets consist of:
Paid-in capital	$158,515,165
Total distributable earnings (accumulated losses)	(19,426,944)
Net assets	$139,088,221
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2025
(unaudited)
Net assets by class:
Class A	$1,735,403
Class C	95,881
Class I	5,254,832
Class I2	109,773,197
Class I3	18,213,875
Class R	3,752,231
Class R4	118,411
Class R6	144,391
Shares outstanding (unlimited shares, no par value):
Class A	178,197
Class C	10,129
Class I	533,969
Class I2	11,136,467
Class I3	1,847,229
Class R	385,335
Class R4	12,055
Class R6	14,634
Net asset value per share: (A)
Class A	$9.74
Class C	9.47
Class I	9.84
Class I2	9.86
Class I3	9.86
Class R	9.74
Class R4	9.82
Class R6	9.87
Maximum offering price per share: (B)
Class A	$10.23

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and Class C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Interest income	$2,837,894
Net income from securities lending	2,600
Withholding taxes on foreign income	(216)
Total investment income	2,840,278
Expenses:
Investment management fees	277,540
Distribution and service fees:
Class A	2,034
Class C	711
Class R	10,803
Class R4	200
Transfer agent fees:
Class A	912
Class C	175
Class I	2,654
Class I2	3,945
Class I3	1,101
Class R	68
Class R4	6
Class R6	6
Trustee and CCO fees	3,190
Audit and tax fees	21,593
Custody fees	16,517
Legal fees	5,952
Printing and shareholder reports fees	3,198
Registration fees	50,596
Other	17,576
Total expenses before waiver and/or reimbursement and recapture	418,777
Expenses waived and/or reimbursed:
Class A	(74)
Class C	(50)
Class I	(233)
Class I2	(8,742)
Class I3	(1,921)
Class R	(863)
Class R4	(115)
Class R6	(12)
Net expenses	406,767
Net investment income (loss)	2,433,511
Net realized gain (loss) on:
Investments	(2,639,060)
Forward foreign currency contracts	941,614
Foreign currency transactions	(11,255)
Net realized gain (loss)	(1,708,701)
Net change in unrealized appreciation (depreciation) on:
Investments	3,324,021
Forward foreign currency contracts	(1,182,674)
Translation of assets and liabilities denominated in foreign currencies	1,346
Net change in unrealized appreciation (depreciation)	2,142,693
Net realized and change in unrealized gain (loss)	433,992
Net increase (decrease) in net assets resulting from operations	$2,867,503
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$2,433,511	$4,840,266
Net realized gain (loss)	(1,708,701)	(2,421,610)
Net change in unrealized appreciation (depreciation)	2,142,693	14,248,417
Net increase (decrease) in net assets resulting from operations	2,867,503	16,667,073
Dividends and/or distributions to shareholders:
Class A	(23,203)	(45,757)
Class C	(1,392)	(4,014)
Class I	(79,015)	(138,972)
Class I2	(1,676,840)	(2,912,571)
Class I3	(422,970)	(1,598,067)
Class R	(56,546)	(146,744)
Class R4	(2,345)	(8,274)
Class R6	(2,574)	(7,962)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,264,885)	(4,862,361)
Capital share transactions:
Proceeds from shares sold:
Class A	135,142	33,326
Class C	175	408
Class I	161,578	817,121
Class I2	11,148,993	12,704,633
Class I3	1,998,468	2,280,681
Class R	261,061	177,155
Class R4	4,771	47,476
Class R6	11,749	713,466
	13,721,937	16,774,266
Dividends and/or distributions reinvested:
Class A	23,203	45,757
Class C	1,392	4,014
Class I	79,015	138,972
Class I2	1,676,840	2,912,571
Class I3	422,970	1,598,067
Class R	56,546	146,744
Class R4	2,345	8,274
Class R6	2,574	7,962
	2,264,885	4,862,361
Cost of shares redeemed:
Class A	(223,370)	(333,866)
Class C	(64,270)	(207,639)
Class I	(206,667)	(1,924,800)
Class I2	(10,180,424)	(27,859,514)
Class I3	(40,917,599)	(9,943,459)
Class R	(2,574,841)	(903,079)
Class R4	(49,767)	(765,406)
Class R6	(35,178)	(702,262)
	(54,252,116)	(42,640,025)
Automatic conversions:
Class A	7,462	34,770
Class C	(7,462)	(34,770)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(38,265,294)	(21,003,398)
Net increase (decrease) in net assets	(37,662,676)	(9,198,686)
Net assets:
Beginning of period/year	176,750,897	185,949,583
End of period/year	$139,088,221	$176,750,897
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	13,961	3,461
Class C	18	44
Class I	16,473	85,310
Class I2	1,144,781	1,296,398
Class I3	206,297	234,337
Class R	26,860	18,549
Class R4	491	4,979
Class R6	1,204	74,111
	1,410,085	1,717,189
Shares reinvested:
Class A	2,401	4,782
Class C	149	433
Class I	8,095	14,377
Class I2	171,494	300,834
Class I3	43,286	165,090
Class R	5,853	15,339
Class R4	241	866
Class R6	263	827
	231,782	502,548
Shares redeemed:
Class A	(23,168)	(35,031)
Class C	(6,836)	(22,524)
Class I	(21,276)	(201,815)
Class I2	(1,036,041)	(2,879,702)
Class I3	(4,233,969)	(1,029,366)
Class R	(269,549)	(94,175)
Class R4	(5,129)	(80,293)
Class R6	(3,580)	(72,471)
	(5,599,548)	(4,415,377)
Automatic conversions:
Class A	774	3,663
Class C	(797)	(3,767)
	(23)	(104)
Net increase (decrease) in shares outstanding:
Class A	(6,032)	(23,125)
Class C	(7,466)	(25,814)
Class I	3,292	(102,128)
Class I2	280,234	(1,282,470)
Class I3	(3,984,386)	(629,939)
Class R	(236,836)	(60,287)
Class R4	(4,397)	(74,448)
Class R6	(2,113)	2,467
	(3,957,704)	(2,195,744)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.67	$9.08	$9.39	$11.09	$10.78	$10.26
Investment operations:
Net investment income (loss) (A)	0.15	0.23	0.30	0.50	0.32	0.10
Net realized and unrealized gain (loss)	0.06	0.60	(0.17)	(1.80)	0.29	0.51
Total investment operations	0.21	0.83	0.13	(1.30)	0.61	0.61
Contributions from affiliate	—	—	—	0.01 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.24)	(0.24)	(0.37)	(0.30)	(0.09)
Net realized gains	—	—	(0.18)	(0.04)	—	—
Return of capital	—	—	(0.02)	—	—	—
Total dividends and/or distributions to shareholders	(0.14)	(0.24)	(0.44)	(0.41)	(0.30)	(0.09)
Net asset value, end of period/year	$9.74	$9.67	$9.08	$9.39	$11.09	$10.78
Total return (C)	2.16%(D)	9.16%	1.32%	(11.94)%(B)	5.73%	5.99%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,735	$1,781	$1,883	$2,291	$1,430	$866
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.91%(F)	0.87%	1.08%	0.98%	1.02%	1.10%
Including waiver and/or reimbursement and recapture	0.90%(F)	0.87%	0.99%	1.00%	1.00%	1.00%
Net investment income (loss) to average net assets	3.08%(F)	2.40%	3.18%	4.84%	2.90%	0.97%
Portfolio turnover rate	14%(D)	27%	43%	62%	48%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.39	$8.84	$9.15	$10.79	$10.52	$10.04
Investment operations:
Net investment income (loss) (A)	0.09	0.14	0.23	0.43	0.25	0.05
Net realized and unrealized gain (loss)	0.09	0.58	(0.16)	(1.78)	0.26	0.47
Total investment operations	0.18	0.72	0.07	(1.35)	0.51	0.52
Contributions from affiliate	—	—	—	0.05 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.17)	(0.18)	(0.30)	(0.24)	(0.04)
Net realized gains	—	—	(0.18)	(0.04)	—	—
Return of capital	—	—	(0.02)	—	—	—
Total dividends and/or distributions to shareholders	(0.10)	(0.17)	(0.38)	(0.34)	(0.24)	(0.04)
Net asset value, end of period/year	$9.47	$9.39	$8.84	$9.15	$10.79	$10.52
Total return (C)	1.88%(D)	8.21%	0.68%	(12.26)%(B)	4.89%	5.23%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$96	$165	$384	$747	$934	$562
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.79%(F)	1.72%	1.85%	1.72%	1.70%	1.80%
Including waiver and/or reimbursement and recapture	1.72%(F)(G)	1.71%	1.71%	1.71%	1.72%	1.75%
Net investment income (loss) to average net assets	1.94%(F)	1.53%	2.44%	4.24%	2.37%	0.44%
Portfolio turnover rate	14%(D)	27%	43%	62%	48%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.46%.

(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	Includes interest expenses outside the operating expense limit.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.77	$9.17	$9.46	$11.18	$10.86	$10.32
Investment operations:
Net investment income (loss) (A)	0.16	0.26	0.35	0.53	0.37	0.16
Net realized and unrealized gain (loss)	0.06	0.60	(0.17)	(1.81)	0.29	0.49
Total investment operations	0.22	0.86	0.18	(1.28)	0.66	0.65
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.26)	(0.27)	(0.40)	(0.34)	(0.11)
Net realized gains	—	—	(0.18)	(0.04)	—	—
Return of capital	—	—	(0.02)	—	—	—
Total dividends and/or distributions to shareholders	(0.15)	(0.26)	(0.47)	(0.44)	(0.34)	(0.11)
Net asset value, end of period/year	$9.84	$9.77	$9.17	$9.46	$11.18	$10.86
Total return	2.27%(B)	9.42%	1.86%	(11.73)%	6.08%	6.33%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,255	$5,185	$5,800	$10,169	$14,310	$5,897
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.65%(D)	0.62%	0.81%	0.72%	0.72%	0.82%
Including waiver and/or reimbursement and recapture	0.64%(D)	0.62%	0.65%	0.65%	0.65%	0.73%
Net investment income (loss) to average net assets	3.34%(D)	2.69%	3.62%	5.05%	3.31%	1.48%
Portfolio turnover rate	14%(B)	27%	43%	62%	48%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.78	$9.18	$9.49	$11.21	$10.88	$10.35
Investment operations:
Net investment income (loss) (A)	0.17	0.26	0.34	0.53	0.35	0.15
Net realized and unrealized gain (loss)	0.06	0.61	(0.18)	(1.81)	0.32	0.49
Total investment operations	0.23	0.87	0.16	(1.28)	0.67	0.64
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.27)	(0.27)	(0.40)	(0.34)	(0.11)
Net realized gains	—	—	(0.18)	(0.04)	—	—
Return of capital	—	—	(0.02)	—	—	—
Total dividends and/or distributions to shareholders	(0.15)	(0.27)	(0.47)	(0.44)	(0.34)	(0.11)
Net asset value, end of period/year	$9.86	$9.78	$9.18	$9.49	$11.21	$10.88
Total return	2.42%(B)	9.49%	1.66%	(11.66)%	6.16%	6.23%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$109,773	$106,225	$111,418	$102,380	$118,370	$86,849
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.55%(D)	0.52%	0.71%	0.62%	0.63%	0.72%
Including waiver and/or reimbursement and recapture	0.53%(D)	0.52%(E)	0.64%	0.62%	0.63%(E)	0.72%
Net investment income (loss) to average net assets	3.45%(D)	2.71%	3.53%	5.07%	3.15%	1.46%
Portfolio turnover rate	14%(B)	27%	43%	62%	48%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.78	$9.18	$9.18
Investment operations:
Net investment income (loss) (B)	0.15	0.27	0.04
Net realized and unrealized gain (loss)	0.08	0.60	(0.04)
Total investment operations	0.23	0.87	—
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.27)	—
Net asset value, end of period/year	$9.86	$9.78	$9.18
Total return	2.42%(C)	9.49%	0.00%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,214	$57,058	$59,308
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.55%(D)	0.52%	0.60%(D)
Including waiver and/or reimbursement and recapture	0.53%(D)	0.52%(E)	0.53%(D)
Net investment income (loss) to average net assets	2.99%(D)	2.76%	16.89%(D)
Portfolio turnover rate	14%(C)	27%	43%

(A)	Commenced operations on October 27, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.66	$9.08	$9.08
Investment operations:
Net investment income (loss) (B)	0.14	0.22	0.04
Net realized and unrealized gain (loss)	0.07	0.59	(0.04)
Total investment operations	0.21	0.81	—
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.23)	—
Net asset value, end of period/year	$9.74	$9.66	$9.08
Total return	2.19%(C)	8.94%	0.00%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,752	$6,013	$6,194
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05%(D)	1.01%	1.10%(D)
Including waiver and/or reimbursement and recapture	1.01%(D)(E)	1.00%	1.00%(D)
Net investment income (loss) to average net assets	2.83%(D)	2.26%	15.21%(D)
Portfolio turnover rate	14%(C)	27%	43%

(A)	Commenced operations on October 27, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest expenses outside the operating expense limit.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.75	$9.15	$9.15
Investment operations:
Net investment income (loss) (B)	0.16	0.13	0.04
Net realized and unrealized gain (loss)	0.06	0.72	(0.04)
Total investment operations	0.22	0.85	—
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.25)	—
Net asset value, end of period/year	$9.82	$9.75	$9.15
Total return	2.27% (C)	9.39%	0.00%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$119	$160	$832
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80%(D)	0.77%	0.85%(D)
Including waiver and/or reimbursement and recapture	0.66%(D)(E)	0.65%	0.65%(D)
Net investment income (loss) to average net assets	3.30%(D)	1.35%	14.40%(D)
Portfolio turnover rate	14%(C)	27%	43%

(A)	Commenced operations on October 27, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest expenses outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.79	$9.18	$9.49	$11.21	$10.89	$10.35
Investment operations:
Net investment income (loss) (A)	0.16	0.35	0.34	0.56	0.35	0.16
Net realized and unrealized gain (loss)	0.07	0.53	(0.18)	(1.84)	0.31	0.49
Total investment operations	0.23	0.88	0.16	(1.28)	0.66	0.65
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.27)	(0.27)	(0.40)	(0.34)	(0.11)
Net realized gains	—	—	(0.18)	(0.04)	—	—
Return of capital	—	—	(0.02)	—	—	—
Total dividends and/or distributions to shareholders	(0.15)	(0.27)	(0.47)	(0.44)	(0.34)	(0.11)
Net asset value, end of period/year	$9.87	$9.79	$9.18	$9.49	$11.21	$10.89
Total return	2.42%(B)	9.61%	1.65%	(11.66)%	6.07%	6.33%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$144	$164	$131	$156	$72	$59
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.55%(D)	0.52%	0.71%	0.62%	0.63%	0.72%
Including waiver and/or reimbursement and recapture	0.54%(D)(E)	0.52%(F)	0.64%	0.62%	0.63%(F)	0.72%
Net investment income (loss) to average net assets	3.40%(D)	3.60%	3.55%	5.41%	3.14%	1.47%
Portfolio turnover rate	14%(B)	27%	43%	62%	48%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Includes interest expenses outside the operating expense limit.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Inflation Opportunities (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Treasury inflation-protected securities (“TIPS”): The Fund may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$639,105	$—	$—	$—	$639,105
Total Borrowings	$639,105	$—	$—	$—	$639,105
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Forward foreign currency contracts: The Fund is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
Open forward foreign currency contracts at April 30, 2025 are listed within the Schedule of Investments.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2025.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized depreciation on forward foreign currency contracts	$—	$(419,925)	$—	$—	$—	$(419,925)
Total	$—	$(419,925)	$—	$—	$—	$(419,925)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$941,614	$—	$—	$—	$941,614
Total	$—	$941,614	$—	$—	$—	$941,614

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(1,182,674)	$—	$—	$—	$(1,182,674)
Total	$—	$(1,182,674)	$—	$—	$—	$(1,182,674)
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2025.
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	$1,845,309
Average contract amounts sold — in USD	15,777,525
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Fund OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2025. For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
JPMorgan Chase Bank, N.A.	$—	$—	$—	$—	$240,468	$—	$—	$240,468
Morgan Stanley & Co., Inc.	—	—	—	—	179,457	—	—	179,457
Total	$—	$—	$—	$—	$419,925	$—	$—	$419,925

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Inflation-protected securities risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Sovereign debt risk: Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk,
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$125,137,672	89.97%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.380%
Over $500 million up to $750 million	0.375
Over $750 million	0.370
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2025
Class A	0.95%	March 1, 2026
Class C	1.71	March 1, 2026
Class I, Class R4	0.65	March 1, 2026
Class I2, Class I3, Class R6	0.53	March 1, 2026
Class R	1.00	March 1, 2026
Prior to March 1, 2025
Class A, Class R	1.00
Class C	1.71
Class I, Class R4	0.65
Class I2, Class I3, Class R6	0.53
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$912	$2,027	$—	$—	$2,939
Class C	—	696	100	50	846
Class I	4,110	12,849	—	—	16,959
Class I2	—	79,109	7,835	8,742	95,686
Class I3 (B)	—	—	475	1,921	2,396
Class R (B)	—	—	990	863	1,853
Class R4 (B)	—	—	474	115	589
Class R6	—	19	89	12	120

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
(B)	Class commenced operations on October 27, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$163	$41
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$8,768	$1,416
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$8,897,802	$11,469,850	$14,163,586	$44,949,965
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$147,598,372	$1,344,055	$(9,057,601)	$(7,713,546)
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Inflation Opportunities

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453849 TA INFL OPS 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Intermediate Muni
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 97.4%
Alabama - 2.8%
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2038 - 09/01/2039	$ 2,575,000	$ 2,684,943
City of Arab, General Obligation Unlimited,
BAM,
5.00%, 03/01/2040 - 03/01/2045	6,505,000	6,660,049
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Revenue Bonds,
Series A,
4.00%, 02/01/2046	955,000	796,804
Jacksonville Public Educational Building Authority, Revenue Bonds,
Series A, BAM,
5.00%, 08/01/2056	2,395,000	2,411,188
5.25%, 08/01/2049 - 08/01/2053	4,545,000	4,690,616
5.50%, 08/01/2058	2,065,000	2,142,961
Lauderdale County Agriculture Center Authority, Special Tax,
5.25%, 07/01/2064	780,000	795,409
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (A)	2,250,000	2,362,500
Southeast Energy Authority A Cooperative District, Revenue Bonds,
Series B, Fixed until 09/01/2031,
4.00% (B), 12/01/2051	5,050,000	4,964,852
		27,509,322
Alaska - 0.1%
State of Alaska, General Obligation Unlimited,
Series B,
5.00%, 08/01/2035	1,000,000	1,003,783
Arizona - 1.4%
Arizona Industrial Development Authority, Revenue Bonds,
Series A, BAM,
4.00%, 06/01/2044	1,770,000	1,622,658
5.00%, 06/01/2049 - 06/01/2054	5,440,000	5,480,126
5.25%, 11/01/2053	165,000	166,173
Series B,
4.00%, 07/01/2041	135,000	120,441
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
5.00%, 07/01/2036	740,000	740,271
Industrial Development Authority of the County of Pima, Revenue Bonds,
Series C, GNMA,
4.75%, 07/01/2049	545,000	543,616
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds,
Series A, GNMA,
4.45%, 09/01/2044	510,000	498,378
6.00%, 03/01/2055	2,260,000	2,446,639
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Maricopa County Industrial Development Authority, Revenue Bonds,
4.25%, 07/01/2044	$ 525,000	$ 456,416
5.00%, 07/01/2036	750,000	736,709
Maricopa County Unified School District No. 60 Higley, Certificate of Participation,
AGM,
5.00%, 06/01/2053	980,000	995,291
Tempe Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2025 - 12/01/2026	210,000	209,014
		14,015,732
Arkansas - 0.4%
Arkansas Development Finance Authority, Revenue Bonds,
5.00%, 06/01/2046	1,250,000	1,316,680
City of West Memphis Sales & Use Tax Revenue, Revenue Bonds,
AGC,
5.00%, 06/01/2034	1,460,000	1,554,241
County of Pulaski, Revenue Bonds,
5.25%, 03/01/2053	950,000	986,997
Texarkana Public Facilities Board, Revenue Bonds,
AGC,
5.00%, 09/01/2044	110,000	113,640
		3,971,558
California - 9.3%
Adelanto Elementary School District Community Facilities District No. 1, Special Tax,
BAM,
5.00%, 09/01/2036	1,000,000	1,052,628
California Enterprise Development Authority, Revenue Bonds,
7.00%, 08/15/2025 (A)	2,700,000	2,701,843
Series A,
5.50%, 11/01/2059	6,585,000	7,186,318
California Health Facilities Financing Authority, Revenue Bonds,
Series A,
4.00%, 03/01/2026 - 03/01/2028	1,685,000	1,687,681
5.00%, 10/01/2025	3,610,000	3,614,241
Series A, Fixed until 03/01/2028,
5.00% (B), 03/01/2040	245,000	252,207
Series B, Fixed until 10/01/2027,
5.00% (B), 10/01/2039	7,400,000	7,604,415
California Housing Finance Agency, Revenue Bonds,
Series E, FNMA,
2.50%, 02/01/2038	70,692	56,216
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series A, Fixed until 01/01/2029,
9.50% (B), 01/01/2065 (A)	7,000,000	6,756,406
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds,
4.38%, 07/01/2025 (A)(C)	$ 55,000	$ 54,930
5.25%, 09/01/2054	3,020,000	3,167,549
Series A,
4.00%, 10/01/2038 - 10/01/2044	6,785,000	6,516,694
4.48%, 06/01/2044	1,020,000	1,008,329
5.00%, 10/01/2044	2,275,000	2,277,112
California Public Finance Authority, Revenue Bonds,
Series A,
4.25%, 06/15/2029 (A)	465,000	449,312
California State Public Works Board, Revenue Bonds,
Series A,
5.25%, 04/01/2038	1,465,000	1,653,569
California Statewide Communities Development Authority, Revenue Bonds,
5.00%, 11/01/2049	1,000,000	1,057,959
Series A,
5.00%, 12/01/2025 (A)	225,000	225,250
5.25%, 08/15/2052 - 12/01/2054	2,140,000	2,218,766
5.50%, 12/01/2054	300,000	296,044
California Statewide Communities Development Authority, Special Assessment,
4.00%, 09/02/2028	1,665,000	1,671,371
California Statewide Communities Development Authority, Special Tax,
Series 2024C-2T,
4.50%, 09/02/2045	560,000	536,136
Conejo Valley Unified School District, General Obligation Unlimited,
Series E,
Zero Coupon, 08/01/2036	935,000	589,885
County of El Dorado, Special Tax,
Series A, BAM,
3.00%, 09/01/2025	140,000	139,680
Inglewood Unified School District, General Obligation Unlimited,
Series B,
5.50%, 08/01/2036 - 08/01/2037	1,440,000	1,664,198
Lancaster Financing Authority, Revenue Bonds,
Series A, BAM,
5.00%, 05/01/2054	6,965,000	7,215,443
Long Beach Bond Finance Authority, Revenue Bonds,
Series A,
5.50%, 11/15/2037	5,055,000	5,565,583
Los Angeles Department of Water & Power, Revenue Bonds,
Series A,
5.00%, 07/01/2030	1,250,000	1,260,270
Series D,
5.25%, 07/01/2054	3,550,000	3,599,325
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Mount Diablo Unified School District, General Obligation Unlimited,
Series A, AGM,
5.50% (B), 08/01/2030	$ 4,215,000	$ 4,237,301
Municipal Improvement Corp. of Los Angeles, Revenue Bonds,
Series B,
5.00%, 11/01/2030	840,000	859,258
Oakland Unified School District/Alameda County, General Obligation Unlimited,
Series A, AGM,
5.25%, 08/01/2048	950,000	1,008,475
Oxnard School District, Certificate of Participation,
BAM, Fixed until 08/01/2026,
5.00% (B), 08/01/2045	1,855,000	1,863,070
River Islands Public Financing Authority, Special Tax,
Series A-1, AGM,
5.25%, 09/01/2052	310,000	315,066
San Bernardino City Unified School District, Certificate of Participation,
AGC,
5.00%, 10/01/2033 - 10/01/2035	3,260,000	3,628,739
San Francisco City & County Redevelopment Successor Agency, Tax Allocation,
AGM,
5.25%, 08/01/2053	990,000	1,029,496
San Francisco Community College District, General Obligation Unlimited,
Series B, BAM,
5.25%, 06/15/2049	1,945,000	2,069,146
San Jacinto Unified School District, General Obligation Unlimited,
AGM,
5.00%, 08/01/2030	4,070,000	4,082,013
Victor Elementary School District Community Facility District, Special Tax,
BAM,
5.00%, 09/01/2046	250,000	254,330
		91,426,254
Colorado - 6.7%
Auraria Higher Education Center, Revenue Bonds,
AGM,
4.00%, 04/01/2029	3,185,000	3,185,929
Baseline Metropolitan District No. 1, General Obligation Unlimited,
Series A, AGC,
4.25%, 12/01/2054	925,000	850,216
5.00%, 12/01/2049	2,085,000	2,141,542
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028 (C)	294,000	286,431
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Bromley Park Metropolitan District No. 2, General Obligation Limited,
BAM,
5.38%, 12/01/2053	$ 945,000	$ 989,783
Bromley Park Metropolitan District No. 3, General Obligation Limited,
AGC,
5.00%, 12/01/2039	1,475,000	1,524,598
Canyons Metropolitan District No. 5, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2026 - 12/01/2044	1,765,000	1,793,599
Centennial Water & Sanitation District, Revenue Bonds,
5.25%, 12/01/2053	1,615,000	1,707,010
Colorado Bridge & Tunnel Enterprise, Revenue Bonds,
Series A, AGM,
5.50%, 12/01/2054	65,000	69,143
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2040 - 01/15/2049	3,025,000	3,083,646
Colorado Health Facilities Authority, Revenue Bonds,
5.00%, 11/01/2041 - 11/01/2042	5,950,000	6,078,392
Series A,
4.00%, 01/01/2035 - 11/15/2046	2,755,000	2,537,312
5.25%, 12/01/2054	350,000	358,161
Series A-2,
5.00%, 08/01/2044	5,630,000	5,579,838
Colorado Springs School District No. 11 Facilities Corp., Certificate of Participation,
BAM,
5.00%, 12/15/2044	550,000	571,736
Copperleaf Metropolitan District No. 4, General Obligation Limited,
AGC,
5.00%, 12/01/2040	870,000	895,056
Denver City & County Housing Authority, Revenue Bonds,
Series A,
4.50%, 07/01/2041	895,000	884,169
5.00%, 07/01/2027	1,715,000	1,746,125
Dolores School District No. Re-4A, General Obligation Unlimited,
5.50%, 12/01/2049	400,000	432,210
El Paso County School District No. 20 Academy, General Obligation Unlimited,
5.25%, 12/15/2049	1,150,000	1,217,826
Erie Farm Metropolitan District, General Obligation Limited,
AGM,
5.00%, 12/01/2046	300,000	308,385
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Gold Hill North Business Improvement District, General Obligation Limited,
Series A,
5.60%, 12/01/2054 (A)	$ 2,000,000	$ 1,828,079
Gunnison County Housing Authority, Revenue Bonds,
BAM,
5.00%, 06/01/2027 - 06/01/2041 (D)	6,225,000	6,551,350
Hunters Overlook Metropolitan District No. 5, General Obligation Limited,
AGC,
5.00%, 12/01/2049	1,140,000	1,174,354
Lakes at Centerra Metropolitan District No. 2, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2043	975,000	876,615
5.00%, 12/01/2049	3,720,000	3,746,110
Series B, AGM,
4.25%, 12/15/2044	1,610,000	1,480,458
Mirabelle Metropolitan District No. 2, General Obligation Limited,
Series B,
6.13%, 12/15/2049	500,000	495,211
Neu Town Metropolitan District, General Obligation Limited,
AGM,
5.00%, 12/01/2043	225,000	229,261
Northglenn Urban Renewal Authority, Tax Allocation,
4.00%, 12/01/2029	145,000	145,716
Palisade Metropolitan District No. 2, Revenue Bonds,
Series B,
0.00% (E), 12/15/2054 (A)	1,000,000	906,698
Palisade Park North Metropolitan District No. 2, General Obligation Limited,
AGC,
5.00%, 12/01/2044	180,000	183,574
5.25%, 12/01/2054	580,000	592,407
Park Creek Metropolitan District, Revenue Bonds,
Series A,
5.00%, 12/01/2032 - 12/01/2045	2,430,000	2,471,847
Ravenna Metropolitan District, General Obligation Limited,
AGM,
5.00%, 12/01/2043	430,000	439,688
Riverdale Ranch Metropolitan District, General Obligation Limited,
AGC,
5.25%, 12/01/2045	400,000	407,305
STC Metropolitan District No. 2, General Obligation Limited,
Series A, AGC,
5.00%, 12/01/2029 - 12/01/2030 (D)	2,355,000	2,493,708
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-2,
0.00% (E), 12/01/2051	$ 1,000,000	$ 779,176
Weld County School District No. RE-9 Ault- Highland, General Obligation Unlimited,
5.25%, 12/01/2049	4,000,000	4,241,859
		65,284,523
Connecticut - 3.3%
City of New Haven, General Obligation Unlimited,
Series B, BAM,
5.00%, 08/15/2025	40,000	40,149
City of West Haven, General Obligation Unlimited,
AGC,
5.00%, 03/15/2039	355,000	372,983
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series A, AGM-CR,
2.13%, 07/01/2031	6,230,000	5,589,509
5.00%, 07/01/2034	475,000	496,947
Series A-4-1, Fixed until 04/30/2025,
2.10% (B), 07/01/2049	18,000,000	18,000,000
Series K,
5.00%, 07/01/2035 - 07/01/2036	1,950,000	2,035,298
Series M,
4.00%, 07/01/2039 - 07/01/2041	985,000	937,400
5.00%, 07/01/2032 - 07/01/2034	2,425,000	2,577,202
Series R-1, BAM,
2.00%, 11/01/2032	2,850,000	2,321,875
		32,371,363
Delaware - 0.4%
Delaware State Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2036	930,000	936,548
Series B,
5.25%, 11/15/2053	2,500,000	2,533,401
Town of Georgetown, General Obligation Unlimited,
AGC,
5.00%, 12/01/2050	775,000	794,804
		4,264,753
District of Columbia - 0.8%
District of Columbia, Revenue Bonds,
Series A,
4.13%, 07/01/2027	490,000	486,526
5.00%, 07/01/2032 - 07/01/2048	3,300,000	3,284,913
District of Columbia Income Tax Revenue, Revenue Bonds,
Series A,
5.25%, 05/01/2048	2,245,000	2,359,163
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds,
AGC,
Zero Coupon, 10/01/2034	$ 525,000	$ 354,906
Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds,
Series A,
5.50%, 07/15/2051	1,185,000	1,261,438
		7,746,946
Florida - 3.0%
Brevard County Housing Finance Authority, Revenue Bonds,
FNMA,
4.45%, 01/01/2040	700,000	714,129
Broward County Housing Finance Authority, Revenue Bonds,
Fixed until 10/01/2025,
3.50% (B), 04/01/2041	300,000	299,707
City of Gainesville Utilities System Revenue, Revenue Bonds,
Series A,
5.00%, 10/01/2047	5,000	5,375
City of Miami, Revenue Bonds,
Series A, AGM,
5.00%, 01/01/2027 (A)	1,080,000	1,104,144
City of Orlando Tourist Development Tax Revenue, Revenue Bonds,
Series B, AGM,
5.00%, 11/01/2035 - 11/01/2037	415,000	424,473
City of Winter Haven Utility System Revenue, Revenue Bonds,
BAM,
3.00%, 10/01/2032	150,000	143,561
Collier County Industrial Development Authority, Revenue Bonds,
Series A, AGM,
5.00%, 10/01/2042 - 10/01/2054	7,180,000	7,328,606
County of Miami-Dade, Revenue Bonds,
Series A, AGC,
6.88% (B), 10/01/2034	415,000	472,120
County of Okeechobee Half-Cent Sales Tax Revenue, Revenue Bonds,
Series A, AGM,
5.00%, 09/01/2049	890,000	908,148
County of Pasco, Revenue Bonds,
AGM,
5.75%, 09/01/2054	515,000	549,756
Series A, AGM,
5.50%, 09/01/2043	215,000	228,023
Florida Development Finance Corp., Revenue Bonds,
Series A,
5.00%, 06/15/2035 - 06/15/2040	1,170,000	1,178,384
5.25%, 06/01/2049	925,000	919,443
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Florida Municipal Loan Council, Revenue Bonds,
5.00%, 10/01/2029	$ 1,280,000	$ 1,291,290
Florida State Board of Governors, Revenue Bonds,
Series A, BAM,
5.00%, 07/01/2035 - 07/01/2037	3,235,000	3,451,805
Florida State Board of Governors University of North Florida Dormitory Revenue, Revenue Bonds,
Series A, BAM,
5.00%, 11/01/2040	410,000	432,594
JEA Water & Sewer System Revenue, Revenue Bonds,
Series A,
5.25%, 10/01/2055	2,155,000	2,270,914
North Broward Hospital District, Revenue Bonds,
Series B,
5.00%, 01/01/2037	5,000,000	5,028,464
Northern Palm Beach County Improvement District, Special Assessment,
BAM,
5.00%, 08/01/2033	550,000	593,643
Palm Beach County Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2034	310,000	323,424
St. Johns County School Board, Certificate of Participation,
Series A, AGM,
5.50%, 07/01/2049	975,000	1,033,258
Wildwood Utility Dependent District, Revenue Bonds,
AGM,
5.50%, 10/01/2048	705,000	753,633
		29,454,894
Georgia - 2.2%
Albany-Dougherty County Hospital Authority, Revenue Bonds,
Series A, BAM-TCRS,
5.00%, 09/01/2033	370,000	401,415
Atlanta Development Authority, Revenue Bonds,
Series A-1,
5.25%, 07/01/2044	2,000,000	2,000,271
Atlanta Development Authority, Tax Allocation,
Series A,
5.00%, 04/01/2034 (A)	500,000	490,878
City of Atlanta Department of Aviation, Revenue Bonds,
Series A,
4.00%, 07/01/2039	1,565,000	1,529,472
City of Atlanta Water & Wastewater Revenue, Revenue Bonds,
5.00%, 11/01/2040	360,000	360,190
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia (continued)
City of Fairburn Combined Public Utility Revenue, Revenue Bonds,
BAM,
5.00%, 10/01/2038	$ 1,095,000	$ 1,190,384
City of Social Circle Combined Public Utility Revenue, Revenue Bonds,
AGC,
5.00%, 02/01/2034 - 02/01/2038	1,585,000	1,734,506
DeKalb County Development Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2035	400,000	379,629
Development Authority of Burke County, Revenue Bonds,
Fixed until 04/30/2025,
2.40% (B), 11/01/2052	11,000,000	11,000,000
Development Authority of Lagrange, Revenue Bonds,
4.50%, 10/15/2031	1,810,000	1,715,445
5.00%, 10/15/2052	450,000	373,753
		21,175,943
Idaho - 0.1%
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
3.00%, 05/01/2032	580,000	535,862
4.63%, 07/01/2029 (A)	135,000	133,102
		668,964
Illinois - 5.2%
Chicago O'Hare International Airport, Revenue Bonds,
Series B,
5.50%, 01/01/2059	1,950,000	2,051,646
Chicago Park District, General Obligation Unlimited,
Series D, BAM,
4.00%, 01/01/2035	580,000	569,700
City of Lake Forest, General Obligation Unlimited,
2.00%, 12/15/2029	3,275,000	3,002,867
Illinois Finance Authority, Revenue Bonds,
4.00%, 10/15/2037	6,700,000	5,749,593
5.00%, 01/01/2028 - 12/01/2036	2,395,000	2,435,455
Series A,
4.00%, 08/15/2036 - 08/15/2037	4,355,000	4,160,837
5.00%, 11/01/2029	4,340,000	4,385,546
Illinois Housing Development Authority, Revenue Bonds,
FNMA,
2.63%, 09/01/2032	1,341,194	1,188,165
Manhattan Park District, General Obligation Unlimited,
AGC,
4.25%, 12/15/2042	235,000	223,449
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
McHenry & Lake Counties Community High School District No. 155 Crystal Lake, General Obligation Unlimited,
4.00%, 06/30/2041 - 06/30/2042	$ 850,000	$ 778,204
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Unlimited,
Series A,
5.00%, 12/01/2028	210,000	214,524
Northeastern Illinois University, Certificate of Participation,
AGM,
4.00%, 07/01/2025	75,000	74,870
Northern Illinois University, Certificate of Participation,
BAM,
5.50%, 04/01/2049	3,015,000	3,132,346
Northern Illinois University, Revenue Bonds,
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	1,565,000	1,470,355
Regional Transportation Authority, Revenue Bonds,
Series A, NATL,
6.00%, 07/01/2033	1,000,000	1,119,389
Rock Island & Mercer Counties Community Unit School District No. 300, General Obligation Unlimited,
BAM,
5.00%, 12/01/2047	400,000	410,673
Sangamon County School District No. 186 Springfield, General Obligation Unlimited,
BAM,
5.00%, 06/01/2044	1,000,000	1,009,843
South Suburban College Community School District No. 510, General Obligation Limited,
BAM-TCRS,
Zero Coupon, 12/01/2033	700,000	485,987
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	455,000	455,041
Southwestern Illinois Development Authority, Revenue Bonds,
Series A, BAM,
5.50%, 12/01/2040	625,000	667,138
Series B, BAM-TCRS,
5.00%, 10/15/2026	850,000	857,006
St. Clair County Community Unit School District No. 187 Cahokia, General Obligation Unlimited,
Series A, AGM,
5.00%, 01/01/2049	1,070,000	1,098,934
Series B, AGM,
5.00%, 01/01/2042 - 01/01/2044	800,000	820,825
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
St. Clair County School District No. 118 Belleville, General Obligation Unlimited,
BAM,
5.50%, 12/01/2037 - 12/01/2039 (D)	$ 2,535,000	$ 2,753,819
Stephenson County School District No. 145 Freeport, General Obligation Limited,
Series A, AGC,
5.00%, 10/01/2049	2,795,000	2,816,117
Stephenson County School District No. 145 Freeport, General Obligation Unlimited,
Series C, AGC,
5.00%, 10/01/2045 - 10/01/2049	4,110,000	4,158,137
United City of Yorkville, General Obligation Unlimited,
Series B,
4.25%, 12/30/2044	1,000,000	965,110
University of Illinois, Certificate of Participation,
Series A, AGM,
5.00%, 10/01/2025	790,000	790,941
Village of Lyons, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2037	1,050,000	1,021,515
5.00%, 12/01/2032	125,000	125,154
Will County Community Unit School District No. 201-U Crete-Monee, General Obligation Limited,
Series E, AGM,
5.25%, 09/01/2042	1,885,000	1,991,647
		50,984,833
Indiana - 3.3%
Bloomington Redevelopment District, Tax Allocation,
AGC,
5.00%, 02/01/2040	615,000	653,874
Fishers Town Hall Building Corp., Revenue Bonds,
Series A, BAM,
5.75%, 07/15/2058 - 01/15/2063	7,690,000	8,446,379
Gary Chicago International Airport Authority, Tax Allocation,
AGC,
4.50%, 02/01/2045	315,000	300,906
5.00%, 02/01/2037	775,000	813,795
Greater Clark Building Corp., Revenue Bonds,
Series B,
5.00%, 01/15/2044	160,000	165,104
Hamilton County Public Building Corp., Revenue Bonds,
4.00%, 07/15/2036	3,350,000	3,332,763
Hancock County Redevelopment Authority, Revenue Bonds,
5.00%, 08/15/2036	675,000	734,062
Indiana Finance Authority, Revenue Bonds,
Series A,
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Indiana Finance Authority, Revenue Bonds, (continued)
3.00%, 11/01/2030	$ 3,470,000	$ 3,315,485
5.00%, 10/01/2053	475,000	484,136
Series B,
2.50%, 11/01/2030	2,500,000	2,301,609
3.00%, 11/01/2030	4,645,000	4,447,054
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds,
Series F-1, BAM,
5.00%, 03/01/2058	30,000	30,273
Porter Township High School Building Corp., Revenue Bonds,
5.00%, 07/15/2042 - 01/15/2045	2,010,000	2,089,161
Speedway Multi-School Building Corp., Revenue Bonds,
5.00%, 07/15/2042	945,000	983,459
Terre Haute Sanitary District, Revenue Bonds,
BAM,
5.00%, 07/01/2042	1,185,000	1,232,162
Town of Huntertown Sewage Works Revenue, Revenue Bonds,
BAM,
5.00%, 01/01/2039	1,465,000	1,557,948
Westfield-Washington Multi-School Building Corp., Revenue Bonds,
Series A,
5.25%, 07/15/2041	1,675,000	1,793,250
		32,681,420
Iowa - 0.2%
Sheldon Community School District School Infrastructure Sales Services & Use Tax, Revenue Bonds,
BAM,
5.00%, 06/01/2036 - 06/01/2037 (D)	1,565,000	1,614,654
Kansas - 1.0%
Kansas Municipal Energy Agency, Revenue Bonds,
Series A, BAM,
5.00%, 04/01/2033	745,000	757,038
University of Kansas Hospital Authority, Revenue Bonds,
5.00%, 09/01/2033	1,880,000	1,885,330
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited,
BAM,
5.25%, 09/01/2055	6,920,000	7,200,196
		9,842,564
Kentucky - 0.7%
Kentucky Bond Development Corp., Revenue Bonds,
BAM,
5.00%, 09/01/2049	360,000	362,965
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Kentucky Economic Development Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 12/01/2047	$ 1,115,000	$ 1,115,353
Kentucky Municipal Power Agency, Revenue Bonds,
Series A, Fixed until 09/02/2025,
3.45% (B), 09/01/2042	2,000,000	1,989,465
Louisville/Jefferson County Metropolitan Government, Revenue Bonds,
Series A, AGM,
5.00%, 05/15/2047	55,000	55,277
University of Kentucky, Revenue Bonds,
Series A,
4.00%, 10/01/2032	1,970,000	1,964,281
Western Kentucky University, Revenue Bonds,
Series A,
5.00%, 09/01/2037	1,295,000	1,373,935
		6,861,276
Louisiana - 0.7%
City of Shreveport, General Obligation Unlimited,
AGC,
5.00%, 03/01/2049	665,000	674,880
Series A, AGM,
5.00%, 03/01/2030	700,000	739,843
City of Shreveport Water & Sewer Revenue, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2027	600,000	623,149
Greater New Orleans Expressway Commission, Revenue Bonds,
AGM,
5.00%, 11/01/2047	1,255,000	1,258,966
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 07/01/2022 - 07/01/2027 (F)(G)	3,160,000	2,722,000
New Orleans Aviation Board, Revenue Bonds,
AGM,
5.00%, 01/01/2029	700,000	728,532
		6,747,370
Maine - 1.1%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A, AGC,
5.25%, 07/01/2049	5,165,000	5,390,062
Maine State Housing Authority, Revenue Bonds,
Series A,
4.50%, 11/15/2045	3,430,000	3,364,826
Series B-2,
4.40%, 11/15/2043	170,000	170,521
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maine (continued)
Maine State Housing Authority, Revenue Bonds, (continued)
Series E,
4.45%, 11/15/2038	$ 2,145,000	$ 2,161,864
		11,087,273
Maryland - 3.0%
County of Frederick, General Obligation Unlimited,
Series A,
3.00%, 08/01/2031	560,000	540,208
County of Montgomery, General Obligation Unlimited,
Series E, Fixed until 05/01/2025,
2.30% (B), 11/01/2037	23,500,000	23,500,000
Maryland Economic Development Corp., Revenue Bonds,
AGM,
5.00%, 06/01/2043	445,000	445,808
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
AGM-CR,
5.00%, 07/01/2034	745,000	808,831
Series B,
4.00%, 01/01/2035	445,000	429,677
Maryland Stadium Authority, Revenue Bonds,
5.25%, 06/01/2051	3,740,000	3,890,831
		29,615,355
Massachusetts - 1.6%
Massachusetts Development Finance Agency, Revenue Bonds,
AGC-CR,
4.00%, 07/01/2044	85,000	75,512
5.00%, 10/01/2039	250,000	253,090
Series B, Fixed until 02/15/2031,
5.00% (B), 08/15/2055 (D)	1,000,000	1,060,866
Series D,
4.00%, 07/01/2045	160,000	138,341
5.00%, 07/01/2037 - 07/01/2044	1,485,000	1,545,821
Series E,
5.00%, 07/01/2031 - 07/01/2036	5,915,000	5,932,890
Series I,
5.00%, 07/01/2030	1,695,000	1,715,947
Series K,
5.00%, 07/01/2038	170,000	171,538
Series P,
5.45%, 05/15/2059	1,885,000	1,982,827
Series S-1,
4.00%, 07/01/2041	460,000	416,692
Massachusetts State College Building Authority, Revenue Bonds,
Series D,
4.00%, 05/01/2034	2,500,000	2,470,541
		15,764,065
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan - 1.8%
Charles Stewart Mott Community College, General Obligation Unlimited,
AGM,
5.00%, 05/01/2042 - 05/01/2044	$ 5,740,000	$ 6,024,954
Detroit Wayne County Stadium Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	1,385,000	1,385,465
Eastern Michigan University, Revenue Bonds,
Series A, AGM,
4.00%, 03/01/2044	2,745,000	2,506,561
Grosse Ile Township School District, General Obligation Unlimited,
Series II,
5.00%, 05/01/2042 (D)	500,000	519,133
Howell Public Schools, General Obligation Unlimited,
5.00%, 05/01/2041 (D)	500,000	529,146
Michigan Finance Authority, Revenue Bonds,
Series 2013-5,
4.00%, 12/01/2040	2,675,000	2,488,934
Michigan State Building Authority, Revenue Bonds,
Series I,
5.00%, 04/15/2034	955,000	959,770
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,150,000	1,908,975
Southfield Public Schools, General Obligation Unlimited,
5.00%, 05/01/2041 - 05/01/2042 (D)	875,000	914,841
		17,237,779
Minnesota - 1.7%
City of Coon Rapids, Revenue Bonds,
Series M, FNMA,
5.60%, 12/01/2039	1,739,388	1,869,145
City of Deephaven, Revenue Bonds,
Series A,
4.40%, 07/01/2025	25,000	24,977
City of Minneapolis, Revenue Bonds,
Series A, Fixed until 05/15/2028,
5.00% (B), 11/15/2052	2,200,000	2,298,983
City of Red Wing, Revenue Bonds,
Series A,
5.00%, 08/01/2047	655,000	536,486
City of Stillwater, Tax Allocation,
3.00%, 02/01/2026 - 02/01/2027	540,000	535,374
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	905,000	730,114
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Revenue Bonds,
Series A,
5.00%, 12/01/2030	195,000	195,077
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
St. Paul Port Authority, Revenue Bonds,
Series 1,
5.00%, 10/01/2043	$ 2,010,000	$ 2,052,619
State of Minnesota, General Obligation Unlimited,
Series A,
4.00%, 09/01/2037	3,375,000	3,381,466
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	520,000	473,415
Waconia Independent School District No. 110, General Obligation Unlimited,
Series A,
5.00%, 02/01/2034	3,895,000	4,193,582
		16,291,238
Mississippi - 0.7%
Mississippi Development Bank, Revenue Bonds,
AGM,
3.00%, 12/01/2033	195,000	173,090
5.00%, 05/01/2038 - 05/01/2042 (D)	3,600,000	3,745,831
6.88%, 12/01/2040	3,160,000	3,214,316
		7,133,237
Missouri - 0.9%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds,
3.00%, 11/15/2032	180,000	170,810
Series A,
5.00%, 02/01/2029 - 05/01/2033	2,405,000	2,473,036
Series B,
4.00% (B), 05/01/2051	460,000	460,765
Jefferson County Consolidated School District No. 6, General Obligation Unlimited,
Series A,
3.00%, 03/01/2034	845,000	774,473
Kansas City Industrial Development Authority, Revenue Bonds,
Series 2024 A-1,
5.00%, 06/01/2054 (A)	800,000	727,742
Lebanon Reorganized School District No. R-3, General Obligation Unlimited,
5.50%, 03/01/2045	550,000	601,097
Mineral Area Community College District, General Obligation Unlimited,
AGM,
5.00%, 03/01/2044	350,000	357,904
Missouri Development Finance Board, Revenue Bonds,
Series A, AGC,
5.00%, 12/01/2028 (D)	220,000	230,171
Missouri Housing Development Commission, Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
2.55%, 11/01/2029	135,000	128,089
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
Riverview Gardens School District, General Obligation Unlimited,
6.00%, 04/01/2042	$ 275,000	$ 297,454
St. Charles County Industrial Development Authority, Revenue Bonds,
FNMA,
4.65%, 04/01/2043	2,210,000	2,204,574
		8,426,115
Nebraska - 0.3%
Colfax County School District No. 58, General Obligation Unlimited,
AGC,
4.25%, 12/15/2045	605,000	575,270
Loup River Public Power District, Revenue Bonds,
5.00%, 12/01/2032 (D)	2,120,000	2,288,681
		2,863,951
Nevada - 0.2%
County of Clark, Revenue Bonds,
5.00%, 07/01/2034	275,000	281,662
Henderson Local Improvement Districts, Special Assessment,
2.50%, 09/01/2025	50,000	49,632
Henderson Redevelopment Agency, Tax Allocation,
AGM,
5.25%, 04/01/2043	1,240,000	1,302,552
		1,633,846
New Hampshire - 1.2%
City of Manchester Sewer Revenue, Revenue Bonds,
AGC,
5.25%, 06/01/2054	1,405,000	1,474,403
New Hampshire Business Finance Authority, Revenue Bonds,
Zero Coupon, 12/01/2031 (A)	7,000,000	4,599,796
Series A, BAM,
5.25%, 12/01/2041 - 06/01/2051	5,890,000	6,132,386
		12,206,585
New Jersey - 1.2%
City of Atlantic City, General Obligation Unlimited,
AGM,
4.00%, 11/01/2025	465,000	464,428
City of Newark Mass Transit Access Tax Revenue, Revenue Bonds,
AGM,
6.00%, 11/15/2062	2,580,000	2,850,345
Clifton Board of Education, General Obligation Unlimited,
2.00%, 08/15/2026	600,000	583,285
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (F)(G)	535,000	240,750
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
4.25%, 09/01/2027 (A)	$ 130,000	$ 129,957
5.00%, 09/01/2037 (A)	750,000	751,027
Series A, BAM,BAM,
3.13%, 07/01/2031	200,000	190,128
New Jersey Educational Facilities Authority, Revenue Bonds,
Series C,
5.00%, 07/01/2031	1,165,000	1,166,229
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds,
Series A, FNMA,
4.55%, 05/01/2041	765,000	776,256
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series BB,
5.25%, 06/15/2050	875,000	906,251
Princeton Regional School District, General Obligation Unlimited,
4.00%, 01/15/2038	1,870,000	1,909,011
Somerville School District, General Obligation Unlimited,
1.25%, 05/15/2027 (D)	1,500,000	1,439,074
South Jersey Transportation Authority, Revenue Bonds,
Series A, BAM,
5.00%, 11/01/2026	130,000	133,246
		11,539,987
New Mexico - 0.4%
New Mexico Finance Authority, Revenue Bonds,
Series B,
5.00%, 06/15/2041 - 06/15/2042 (D)	2,250,000	2,395,829
Village of Los Ranchos de Albuquerque, Revenue Bonds,
4.00%, 09/01/2040	1,540,000	1,442,361
		3,838,190
New York - 9.1%
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2029 - 07/15/2035	1,555,000	1,512,455
Broome County Local Development Corp., Revenue Bonds,
AGM,
4.00%, 04/01/2038 - 04/01/2039	2,385,000	2,235,508
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
3.88%, 08/01/2027	1,715,000	1,693,110
5.00%, 08/01/2037	1,260,000	1,257,035
Clinton County Capital Resource Corp., Revenue Bonds,
5.00%, 07/01/2046 (A)	700,000	687,133
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
East Ramapo Central School District, General Obligation Unlimited,
AGM,
5.00%, 03/15/2044	$ 965,000	$ 978,191
Long Island Power Authority, Revenue Bonds,
Series A,
5.25%, 09/01/2054	2,150,000	2,220,677
Metropolitan Transportation Authority, Revenue Bonds,
Series C-1, BAM-TCRS,
4.00%, 11/15/2032	2,020,000	2,034,701
Series D-1, BAM,
5.00%, 11/15/2033	2,650,000	2,665,528
New York City Municipal Water Finance Authority, Revenue Bonds,
5.00%, 06/15/2049	830,000	863,543
Series AA-6, Fixed until 04/30/2025,
2.50% (B), 06/15/2048	12,000,000	12,000,000
Series CC-1,
5.25%, 06/15/2054	2,250,000	2,366,794
New York City Transitional Finance Authority, Revenue Bonds,
Series D,
5.25%, 05/01/2048	390,000	413,168
5.50%, 05/01/2052	300,000	321,111
Series H,
5.50%, 11/01/2051	450,000	483,777
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A4, Fixed until 05/01/2025,
2.50% (B), 08/01/2045	16,500,000	16,500,000
Series C-1,
4.00%, 05/01/2035	1,155,000	1,155,418
New York Counties Tobacco Trust VI, Revenue Bonds,
Series C,
3.75%, 06/01/2045	180,000	134,779
New York State Dormitory Authority, Revenue Bonds,
5.25%, 10/01/2049	1,400,000	1,413,811
5.50%, 10/01/2054	5,485,000	5,783,116
Series A,
5.25%, 03/15/2052	395,000	415,329
5.50%, 07/01/2054	7,505,000	8,105,468
Series A-1,
4.00%, 07/01/2043	2,525,000	2,413,743
New York State Energy Research & Development Authority, Revenue Bonds,
Series C,
4.00%, 04/01/2034	185,000	185,851
New York State Environmental Facilities Corp., Revenue Bonds,
Series A,
5.25%, 06/15/2053	1,340,000	1,423,896
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Thruway Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2051	$ 3,100,000	$ 3,103,170
Series P,
5.25%, 01/01/2054	735,000	771,039
Oneida County Local Development Corp., Revenue Bonds,
AGM,
5.00%, 12/01/2026 - 12/01/2029	4,350,000	4,386,140
Port Authority of New York & New Jersey, Revenue Bonds,
Series 189,
5.00%, 05/01/2045	3,210,000	3,210,125
Series 212,
4.00%, 09/01/2037	1,135,000	1,101,023
State of New York Mortgage Agency Homeowner Mortgage Revenue, Revenue Bonds,
Series 244,
2.50%, 04/01/2030	600,000	562,854
Westchester County Local Development Corp., Revenue Bonds,
AGM,
5.00%, 11/01/2047 - 11/01/2051	3,080,000	3,146,826
5.75%, 11/01/2049 - 11/01/2053	3,695,000	3,976,800
		89,522,119
North Carolina - 0.6%
Charlotte-Mecklenburg Hospital Authority, Revenue Bonds,
Series D,
5.00% (B), 01/15/2049	255,000	276,877
North Carolina Housing Finance Agency, Revenue Bonds,
Series 38-B,
2.45%, 07/01/2025	355,000	353,737
North Carolina Medical Care Commission, Revenue Bonds,
Series A,
4.00%, 02/01/2036	1,625,000	1,584,131
Series B-1,
2.55%, 09/01/2026	1,550,000	1,508,627
Series B-2,
2.30%, 09/01/2025	1,250,000	1,238,749
North Carolina Turnpike Authority, Revenue Bonds,
AGM,
4.00%, 01/01/2037	1,165,000	1,139,555
		6,101,676
North Dakota - 1.3%
City of Grand Forks, General Obligation Unlimited,
Series B,
2.25%, 12/01/2027	485,000	467,400
City of Grand Forks, Revenue Bonds,
4.00%, 12/01/2037 - 12/01/2046	3,095,000	2,756,937
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota (continued)
City of Grand Forks, Revenue Bonds, (continued)
Series A, AGM,
5.00%, 12/01/2040 - 12/01/2042	$ 640,000	$ 657,339
City of Horace, General Obligation Unlimited,
Series B,
4.85%, 08/01/2026	1,100,000	1,100,697
Series C,
4.50%, 05/01/2039	1,750,000	1,699,550
4.75%, 05/01/2044	1,100,000	1,056,561
5.00%, 05/01/2050	750,000	724,359
North Dakota Public Finance Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2031	1,050,000	1,043,119
State Board of Higher Education of the State of North Dakota, Revenue Bonds,
AGM,
5.25%, 05/01/2054	1,735,000	1,793,709
UND Alumni Association & Foundation, Revenue Bonds,
Series A, BAM,
5.00%, 05/01/2054	1,205,000	1,229,783
		12,529,454
Ohio - 5.0%
Brooklyn City School District, General Obligation Unlimited,
AGC,
5.25%, 12/01/2054	595,000	615,405
Brunswick City School District, General Obligation Unlimited,
BAM,
5.50%, 12/01/2060	3,900,000	4,095,034
City of Columbus, General Obligation Unlimited,
Series A,
3.00%, 08/15/2035	640,000	574,885
City of Norwood, Tax Allocation,
4.38%, 12/01/2030	645,000	635,107
5.00%, 12/01/2041	500,000	483,129
Clermont County Port Authority, Revenue Bonds,
BAM,
5.00%, 12/01/2032	2,200,000	2,215,231
Cleveland-Cuyahoga County Port Authority, Revenue Bonds,
5.00%, 11/15/2054	1,025,000	1,025,056
Columbus Metropolitan Housing Authority, Revenue Bonds,
4.00%, 12/01/2034	1,195,000	1,174,227
Columbus-Franklin County Finance Authority, Revenue Bonds,
FNMA,
4.82%, 11/01/2043	200,000	199,645
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
County of Franklin, Revenue Bonds,
Series A,
4.00%, 12/01/2039	$ 605,000	$ 566,498
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	1,000,000	1,002,784
County of Ross, Revenue Bonds,
5.00%, 12/01/2049	250,000	246,263
County of Warren, Revenue Bonds,
5.00%, 07/01/2049	1,755,000	1,684,523
Dayton-Montgomery County Port Authority, Revenue Bonds,
Series A,
5.00%, 11/15/2054	650,000	638,294
Kings Local School District, General Obligation Unlimited,
5.50%, 12/01/2062	4,875,000	5,143,834
Margaretta Local School District, Certificate of Participation,
BAM,
5.50%, 10/01/2038 (D)	700,000	757,201
North Ridgeville City School District, General Obligation Unlimited,
5.50%, 12/01/2057	2,350,000	2,425,102
North Royalton City School District, General Obligation Unlimited,
5.00%, 12/01/2047	2,000,000	2,000,364
Northeast Ohio Medical University, Revenue Bonds,
BAM,
5.00%, 12/01/2038 - 12/01/2040	1,170,000	1,205,211
Ohio Air Quality Development Authority, Revenue Bonds,
Series C, Fixed until 11/04/2025,
1.50% (B), 02/01/2026	2,000,000	1,956,246
Ohio Housing Finance Agency, Revenue Bonds,
Series K, GNMA, FNMA, FHLMC,
3.35%, 09/01/2039	535,000	456,584
Ohio University, Revenue Bonds,
5.25%, 12/01/2054	2,375,000	2,494,043
Port of Greater Cincinnati Development Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2048 - 12/01/2053	620,000	638,646
Series B,
5.00%, 12/01/2053	1,155,000	1,159,232
Series C, AGM,
5.00%, 12/01/2043	105,000	107,899
Shaker Heights City School District, Certificate of Participation,
BAM,
5.00%, 12/15/2043	135,000	139,240
Summit County Development Finance Authority, Revenue Bonds,
3.00%, 11/15/2035	2,985,000	2,688,353
Series A,
5.00%, 05/15/2045	1,145,000	1,146,774
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Toledo City School District, Certificate of Participation,
BAM,
5.00%, 12/01/2048	$ 750,000	$ 773,758
Toledo-Lucas County Port Authority, Revenue Bonds,
Series B,
3.25%, 05/15/2040	845,000	690,721
Series C,
5.00%, 11/15/2039 - 11/15/2054	3,595,000	3,642,511
Tolles Career & Technical Center, Certificate of Participation,
5.25%, 12/01/2053	2,980,000	3,048,246
Warren County Port Authority, Revenue Bonds,
Series C,
3.00%, 12/01/2031	1,180,000	1,075,926
West Holmes Local School District, Certificate of Participation,
BAM,
5.25%, 12/01/2053	2,550,000	2,634,519
		49,340,491
Oklahoma - 0.6%
Love County Educational Facilities Authority, Revenue Bonds,
4.50%, 09/01/2034	335,000	320,600
Oklahoma County Finance Authority, Revenue Bonds,
BAM,
5.00%, 10/01/2044 - 10/01/2045	2,805,000	2,933,002
Oklahoma Turnpike Authority, Revenue Bonds,
Series A,
5.25%, 01/01/2047	1,000,000	1,068,469
5.50%, 01/01/2054	1,435,000	1,545,490
		5,867,561
Oregon - 0.8%
Clackamas County School District No. 35 Molalla River, General Obligation Unlimited,
Series B,
5.25%, 06/15/2054	1,560,000	1,654,132
Oregon Coast Community College District, General Obligation Unlimited,
0.00% (E), 06/15/2043 - 06/15/2045	1,125,000	1,163,356
Oregon State Facilities Authority, Revenue Bonds,
Series A,
5.50%, 06/15/2035 (A)	750,000	710,621
State of Oregon Housing & Community Services Department, Revenue Bonds,
Series A,
2.45%, 07/01/2034	3,090,000	2,610,639
Series K-1, FNMA,
4.33%, 11/01/2043	1,030,000	1,002,366
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon (continued)
Tualatin Valley Water District, Revenue Bonds,
5.00%, 06/01/2045	$ 530,000	$ 551,323
		7,692,437
Pennsylvania - 3.8%
Allegheny County Hospital Development Authority, Revenue Bonds,
Series A, AGC-CR,
4.00%, 07/15/2038 - 07/15/2039	3,350,000	3,216,381
Antietam School District, General Obligation Limited,
5.00%, 04/01/2043	1,950,000	2,006,003
Beaver County Economic Development Authority, Revenue Bonds,
BAM,
4.00%, 11/15/2036	130,000	124,992
Bensalem Township School District, General Obligation Unlimited,
5.00%, 06/01/2028	910,000	911,409
Bucks County Industrial Development Authority, Revenue Bonds,
5.00%, 10/01/2033	825,000	836,000
Chester County Industrial Development Authority, Revenue Bonds,
Series A, BAM,
5.00%, 08/01/2039	3,970,000	4,133,519
County of Lehigh, Revenue Bonds,
AGC-CR,
4.00%, 07/01/2039	635,000	598,153
County of Mercer, General Obligation Unlimited,
AGC,
5.00%, 10/01/2049	530,000	545,213
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2029	640,000	642,345
Delaware County Vocational & Technical School Authority, Revenue Bonds,
BAM,
4.00%, 11/01/2041 - 11/01/2042	2,560,000	2,446,693
General Authority of Southcentral Pennsylvania, Revenue Bonds,
4.00%, 12/01/2030	1,170,000	1,140,783
Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds,
AGM,
5.00%, 07/01/2035 - 07/01/2036	5,715,000	6,024,349
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	755,000	634,782
Meyersdale Area School District, General Obligation Unlimited,
3.00%, 05/01/2025	355,000	355,000
Newtown Township Sewer Authority, Revenue Bonds,
4.00%, 09/01/2032	100,000	98,563
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
AGC,
5.25%, 11/01/2048	$ 1,500,000	$ 1,546,777
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 121,
2.25%, 10/01/2026	105,000	102,785
Series 129,
2.45%, 10/01/2029	180,000	166,253
Series 132A,
2.20%, 10/01/2032	100,000	86,912
Series 146A,
4.50%, 10/01/2044	1,115,000	1,096,328
Ridley School District, Revenue Bonds,
Series A, AGM,
5.00%, 11/15/2050	865,000	876,640
School District of Philadelphia, General Obligation Limited,
Series A,
4.00%, 09/01/2036 - 09/01/2037	1,120,000	1,083,333
Series F,
5.00%, 09/01/2033	1,455,000	1,483,189
State Public School Building Authority, Revenue Bonds,
Series A, AGM,
5.00%, 06/01/2032 - 12/01/2043	6,605,000	6,655,958
Township of East Whiteland, General Obligation Unlimited,
5.00%, 12/01/2046	100,000	102,633
		36,914,993
Puerto Rico - 0.4%
Children's Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	125,000	126,550
Puerto Rico Electric Power Authority, Revenue Bonds,
Series RR, AGC,
5.00%, 07/01/2028	345,000	340,573
Series SS, AGC,
4.38%, 07/01/2030	145,000	139,947
5.00%, 07/01/2030	2,100,000	2,060,522
Series UU, AGC,
4.25%, 07/01/2027	20,000	19,558
5.00%, 07/01/2026	650,000	648,600
Series VV, AGM,
5.25%, 07/01/2027	40,000	39,786
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AGM,
5.00%, 08/01/2027	475,000	478,159
		3,853,695
Rhode Island - 0.5%
Providence Public Building Authority, Revenue Bonds,
Series A, AGM,
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island (continued)
Providence Public Building Authority, Revenue Bonds, (continued)
5.00%, 09/15/2039	$ 285,000	$ 290,488
5.25%, 09/15/2044	475,000	499,406
Rhode Island Health & Educational Building Corp., Revenue Bonds,
Series D,
5.50%, 05/15/2049	1,550,000	1,659,442
Series F,
5.50%, 05/15/2052	2,115,000	2,228,421
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds,
Series A, FNMA,
4.80%, 06/01/2043	250,000	249,103
		4,926,860
South Carolina - 0.8%
County of Florence, Revenue Bonds,
5.25%, 12/01/2053	1,795,000	1,835,855
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 - 02/01/2036 (A)	1,000,000	997,906
Series A,
5.25%, 11/01/2043	1,000,000	1,052,048
5.50%, 11/01/2049 - 11/01/2050	3,300,000	3,522,951
South Carolina State Housing Finance & Development Authority, Revenue Bonds,
Series 2025-A, FNMA,
4.80%, 05/01/2043	455,000	450,510
		7,859,270
South Dakota - 0.1%
Brookings School District No. 005-1, General Obligation Limited,
AGM,
5.50%, 06/15/2043	855,000	929,355
Tennessee - 2.6%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1,
4.00%, 08/01/2044	1,100,000	993,716
City of Jackson, Revenue Bonds,
5.00%, 04/01/2029	75,000	75,036
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1, BAM,
5.00%, 07/01/2038 - 07/01/2043	2,445,000	2,529,238
5.25%, 07/01/2049	5,430,000	5,661,307
5.50%, 07/01/2054 - 07/01/2059	8,470,000	8,840,778
Series B-1, BAM,
5.00%, 07/01/2049	1,175,000	1,187,720
5.13%, 07/01/2054	1,275,000	1,284,902
5.25%, 07/01/2064	1,885,000	1,933,020
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds,
Series B, FNMA,
3.85% (B), 02/01/2048	400,000	400,243
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds,
Series B, AGM,
5.25%, 07/01/2056	$ 2,080,000	$ 2,151,849
New Memphis Arena Public Building Authority, Revenue Bonds,
0.00% (E), 04/01/2029	550,000	520,933
		25,578,742
Texas - 5.2%
Arlington Higher Education Finance Corp., Revenue Bonds,
Series A,
4.00%, 08/15/2034	1,000,000	1,004,149
Banquete Independent School District, General Obligation Unlimited,
5.00%, 08/01/2043	850,000	890,823
Brookfield Water Control & Improvement District, General Obligation Unlimited,
AGM,
4.00%, 09/01/2045	1,075,000	959,298
Central Texas Turnpike System, Revenue Bonds,
Series C,
5.00%, 08/15/2038	1,000,000	1,073,037
City of Arlington Special Tax Revenue, Special Tax,
AGM,
5.00%, 02/15/2028	150,000	150,122
City of Celina, Special Assessment,
AGC,
5.00%, 09/01/2045	1,450,000	1,464,945
City of Rowlett, Special Assessment,
3.13%, 09/15/2031 (A)	141,000	125,670
City of Seguin, General Obligation Limited,
5.50%, 09/01/2049	4,950,000	5,355,326
Clifton Higher Education Finance Corp., Revenue Bonds,
3.00%, 08/15/2035	1,605,000	1,411,012
5.25%, 08/15/2044 - 08/15/2049	2,110,000	2,187,608
Series A,
5.00%, 08/15/2035	900,000	980,710
Crockett County Consolidated Common School District No. 1, General Obligation Unlimited,
AGM,
5.00%, 08/15/2028	1,000,000	1,003,425
East Montgomery County Improvement District Sales Tax Revenue, Revenue Bonds,
AGC,
5.25%, 08/15/2049	1,000,000	1,051,034
East Montgomery County Municipal Utility District No. 5, General Obligation Unlimited,
BAM,
4.00%, 09/01/2046	195,000	171,236
7.00%, 09/01/2030 (D)	955,000	1,059,050
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Ellis County Fresh Water Supply District No. 1, General Obligation Unlimited,
BAM,
4.13%, 09/01/2046	$ 280,000	$ 256,363
Fort Stockton Independent School District, General Obligation Limited,
5.00%, 08/01/2033 - 08/01/2038	2,155,000	2,158,285
Galveston County Water Control & Improvement District No. 1, General Obligation Unlimited,
AGM-CR,
5.00%, 03/01/2036	220,000	235,800
Harlingen Consolidated Independent School District, General Obligation Limited,
BAM,
5.00%, 02/15/2037	605,000	646,976
Harris Center for Mental Health & Intellectual Developmental Disabilities, Revenue Bonds,
4.00%, 11/01/2045	3,510,000	3,101,995
4.25%, 11/01/2050	760,000	675,636
Harris County Hospital District, General Obligation Limited,
3.00%, 02/15/2033	535,000	499,660
Harris County Municipal Utility District No. 105, General Obligation Unlimited,
BAM,
4.00%, 03/01/2034	1,015,000	1,013,538
Harris County Municipal Utility District No. 213A, General Obligation Unlimited,
BAM,
4.00%, 04/01/2033	415,000	419,354
Harris County Water Control & Improvement District No. 89, General Obligation Unlimited,
AGM,
3.25%, 10/01/2035	230,000	209,072
Harris County-Houston Sports Authority, Revenue Bonds,
Series B, AGC,
5.00%, 11/15/2044	915,000	940,903
Highway 380 Municipal Management District No. 1, General Obligation Unlimited,
BAM,
5.50%, 05/01/2029	405,000	435,851
Housing Options, Inc., Revenue Bonds,
Fixed until 05/01/2028,
3.75% (B), 11/01/2045 (D)	2,500,000	2,508,106
Johnson Ranch Municipal Utility District, General Obligation Unlimited,
BAM,
4.00%, 08/01/2044	540,000	484,725
Kaufman County Municipal Utility District No. 3, General Obligation Unlimited,
Series A, BAM,
4.00%, 03/01/2035	560,000	562,151
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Meyer Ranch Municipal Utility District, General Obligation Unlimited,
BAM,
4.38%, 08/15/2042	$ 240,000	$ 233,106
Midlothian Municipal Management District No. 2, General Obligation Unlimited,
BAM,
4.00%, 09/01/2036	840,000	831,939
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 01/01/2026 - 01/01/2028	2,185,000	2,191,830
Series A, AGM,
5.00%, 04/01/2046	660,000	657,878
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	70,000	68,854
Southwest Higher Education Authority, Inc., Revenue Bonds,
Series A,
4.00%, 10/01/2042	1,000,000	898,641
Taft Independent School District, General Obligation Unlimited,
5.00%, 08/15/2041	1,300,000	1,368,347
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series A,
5.00%, 07/01/2031	530,000	552,710
Series B,
5.00%, 07/01/2032	1,060,000	1,102,874
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds,
Series A,
4.00%, 06/30/2037	395,000	379,699
Texas Public Finance Authority, Revenue Bonds,
BAM,
5.25%, 05/01/2035	900,000	962,261
Texas State University System, Revenue Bonds,
Series A,
3.00%, 03/15/2037	1,900,000	1,587,388
Travis County Municipal Utility District No. 22, General Obligation Unlimited,
BAM,
4.25%, 09/01/2035 (D)	570,000	573,644
6.75%, 09/01/2030 - 09/01/2033 (D)	2,725,000	3,151,716
Viridian Municipal Management District, General Obligation Unlimited,
AGM,
2.25%, 12/01/2037	1,750,000	1,232,384
4.00%, 12/01/2032	520,000	528,384
6.25%, 12/01/2029	455,000	501,690
Waller County Municipal Utility District No. 9B, General Obligation Unlimited,
BAM,
4.00%, 09/01/2046	105,000	93,450
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
West Harris County Regional Water Authority, Revenue Bonds,
BAM,
4.00%, 12/15/2034	$ 885,000	$ 882,465
		50,835,120
U.S. Virgin Islands - 0.0% *
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032 (C)	175,000	175,911
Utah - 1.0%
Mida Mountain Village Public Infrastructure District, Tax Allocation,
Series 1,
5.13%, 06/15/2054 (A)	2,500,000	2,265,476
Series 2,
6.00%, 06/15/2054 (A)	1,500,000	1,501,244
Millard School District Local Building Authority, Revenue Bonds,
BAM,
5.00%, 05/15/2049	2,075,000	2,145,399
Utah Board of Higher Education, Revenue Bonds,
Series A,
4.00%, 11/01/2034	1,020,000	1,016,789
Utah Charter School Finance Authority, Revenue Bonds,
5.00%, 10/15/2035	250,000	250,835
Series 2020A,
4.00%, 04/15/2040	1,160,000	1,065,325
Series A,
3.00%, 10/15/2034	1,275,000	1,141,411
5.00%, 10/15/2049 - 10/15/2054	795,000	791,301
		10,177,780
Virginia - 2.8%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds,
AGM,
5.00%, 07/01/2041	1,000,000	1,006,120
Chesapeake Redevelopment & Housing Authority, Revenue Bonds,
Fixed until 07/01/2040,
4.50% (B), 10/01/2040	1,790,000	1,828,822
Fairfax County Industrial Development Authority, Revenue Bonds,
4.00%, 05/15/2042	1,745,000	1,655,929
5.00%, 05/15/2051	2,250,000	2,332,946
Hampton Roads Transportation Accountability Commission, Revenue Bonds,
Series A,
5.25%, 07/01/2059	3,900,000	4,099,591
Isle Wight County Industrial Development Authority, Revenue Bonds,
AGM,
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
Isle Wight County Industrial Development Authority, Revenue Bonds, (continued)
4.75%, 07/01/2053	$ 3,365,000	$ 3,344,101
5.25%, 07/01/2048 - 07/01/2053	8,270,000	8,731,799
Richmond Redevelopment & Housing Authority, Revenue Bonds,
FNMA,
4.50%, 05/01/2040	3,081,278	3,148,903
Roanoke Economic Development Authority, Revenue Bonds,
Series A,
4.00%, 07/01/2038	745,000	718,550
Williamsburg Economic Development Authority, Revenue Bonds,
Series B,
5.25%, 07/01/2053	630,000	655,835
		27,522,596
Washington - 2.0%
City of Spokane Valley, General Obligation Limited,
4.00%, 12/01/2026	505,000	505,178
Everett Housing Authority, Revenue Bonds,
4.00%, 07/01/2036	1,495,000	1,470,957
Island County Fire Protection District No. 1, General Obligation Unlimited,
4.00%, 12/01/2027	585,000	585,127
King & Snohomish Counties School District No. 417 Northshore, General Obligation Unlimited,
5.00%, 12/01/2041	1,160,000	1,238,305
King County Housing Authority, Revenue Bonds,
4.00%, 08/01/2035	1,090,000	1,084,358
Pacific County Public Healthcare Services District No. 3, General Obligation Unlimited,
Series A,
5.25%, 12/01/2039	500,000	528,174
Snohomish County Housing Authority, Revenue Bonds,
4.00%, 04/01/2033	2,435,000	2,418,402
State of Washington, General Obligation Unlimited,
Series A1,
5.00%, 08/01/2036	500,000	501,892
Sumner Library Capital Facility Area, General Obligation Unlimited,
5.00%, 12/01/2044	2,200,000	2,295,119
Washington Health Care Facilities Authority, Revenue Bonds,
4.00%, 12/01/2048 (A)	175,000	154,077
Series A,
4.25%, 10/01/2040	1,180,000	1,105,114
Series A2,
5.00%, 08/01/2044	1,000,000	991,090
Washington State Housing Finance Commission, Revenue Bonds,
5.00%, 07/01/2033 - 07/01/2045 (A)	6,115,000	6,269,013
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Washington State Housing Finance Commission, Revenue Bonds, (continued)
Series 2N, GNMA, FNMA, FHLMC,
2.15%, 12/01/2033	$ 615,000	$ 499,367
Yakima County School District No. 2 Union Gap, General Obligation Unlimited,
5.00%, 12/01/2044	160,000	167,554
		19,813,727
West Virginia - 0.0% *
State of West Virginia, General Obligation Unlimited,
Series A,
3.00%, 11/01/2025	125,000	124,591
West Virginia Hospital Finance Authority, Revenue Bonds,
Series B, AGM,
5.38%, 09/01/2053	260,000	271,481
		396,072
Wisconsin - 5.0%
Public Finance Authority, Revenue Bonds,
Zero Coupon, 12/15/2034 - 12/15/2037 (A)	9,000,000	4,447,593
4.00%, 09/01/2029 (A)	800,000	777,757
5.00%, 12/15/2036 - 07/01/2037 (A)	4,863,651	4,818,142
Series A, AGM,
5.00%, 07/01/2036 - 11/15/2044	910,000	918,264
Series A-1, BAM,
5.25%, 07/01/2042	4,925,000	5,104,874
5.38%, 07/01/2047	6,450,000	6,585,047
5.50%, 07/01/2052	5,215,000	5,311,123
5.63%, 07/01/2055	5,660,000	5,762,243
Public Finance Authority, Tax Allocation,
5.00%, 08/01/2039	500,000	478,649
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 08/01/2032	$ 670,000	$ 508,047
5.25%, 02/15/2054	4,145,000	4,287,380
Series A, AGM,
4.00%, 02/15/2034 - 11/15/2039	8,945,000	8,423,816
Series B,
4.20%, 08/15/2028	1,450,000	1,425,737
		48,848,672
Wyoming - 0.1%
Wyoming Community Development Authority, Revenue Bonds,
Series 2,
2.95%, 06/01/2033	1,485,000	1,360,841
Total Municipal Government Obligations (Cost $974,170,560)		955,511,145
REPURCHASE AGREEMENT - 4.3%
Fixed Income Clearing Corp., 1.80% (H), dated 04/30/2025, to be repurchased at $42,460,565 on 05/01/2025. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2043, and with a value of $43,307,733.	42,458,442	42,458,442
Total Repurchase Agreement (Cost $42,458,442)		42,458,442
Total Investments (Cost $1,016,629,002)		997,969,587
Net Other Assets (Liabilities) - (1.7)%		(17,091,970)
Net Assets - 100.0%		$ 980,877,617
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$955,511,145	$—	$955,511,145
Repurchase Agreement	—	42,458,442	—	42,458,442
Total Investments	$—	$997,969,587	$—	$997,969,587
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $38,041,377, representing 3.9% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)	Restricted security. At April 30, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited, Series A 4.00%, 12/01/2028	03/08/2018	$291,210	$286,431	0.1
Municipal Government Obligations	California Municipal Finance Authority Revenue Bonds 4.38%, 07/01/2025	09/10/2015	55,001	54,930	0.0%*
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds, Series A 5.00%, 10/01/2032	07/14/2020 - 02/09/2021	186,332	175,911	0.0%*
			$532,543	$517,272	0.1%

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2025; the maturity date disclosed is the ultimate maturity date.
(F)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2025, the value of this security is
$1,296,750, representing 0.1% of the Fund's net assets.

(G)	Non-income producing security.
(H)	Rate disclosed reflects the yield at April 30, 2025.
(I)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CR	Custodial Receipts
MUNICIPAL INSURER ABBREVIATION(S):
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
TCRS	Temporary Custodian Receipts
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $974,170,560)	$955,511,145
Repurchase agreement, at value (cost $42,458,442)	42,458,442
Receivables and other assets:
Investments sold	11,757,417
When-issued, delayed-delivery, forward and TBA commitments sold	29,344
Shares of beneficial interest sold	2,126,597
Interest	12,227,438
Prepaid expenses	3,785
Total assets	1,024,114,168
Liabilities:
Payables and other liabilities:
Investments purchased	5,601,575
When-issued, delayed-delivery, forward and TBA commitments purchased	34,345,908
Dividends and/or distributions	176,172
Shares of beneficial interest redeemed	2,551,074
Investment management fees	285,408
Distribution and service fees	52,208
Transfer agent fees	63,457
Trustee and CCO fees	3,834
Audit and tax fees	26,799
Custody fees	83,190
Legal fees	19,786
Printing and shareholder reports fees	4,904
Registration fees	3,414
Other accrued expenses	18,822
Total liabilities	43,236,551
Net assets	$980,877,617
Net assets consist of:
Paid-in capital	$1,234,505,193
Total distributable earnings (accumulated losses)	(253,627,576)
Net assets	$980,877,617
Net assets by class:
Class A	$121,194,149
Class C	32,256,489
Class I	827,415,820
Class I2	11,159
Shares outstanding (unlimited shares, no par value):
Class A	11,641,757
Class C	3,104,311
Class I	79,190,281
Class I2	1,068
Net asset value per share: (A)
Class A	$10.41
Class C	10.39
Class I	10.45
Class I2	10.45
Maximum offering price per share: (B)
Class A	$10.76

(A)
Net asset value per share for Class C, I and I2 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Interest income	$21,345,379
Total investment income	21,345,379
Expenses:
Investment management fees	2,284,380
Distribution and service fees:
Class A	162,314
Class C	180,636
Transfer agent fees:
Class A	29,982
Class C	12,718
Class I	457,737
Class I2	1
Trustee and CCO fees	21,635
Audit and tax fees	26,966
Custody fees	59,894
Legal fees	37,807
Printing and shareholder reports fees	28,248
Registration fees	51,339
Other	26,759
Total expenses before waiver and/or reimbursement and recapture	3,380,416
Expenses waived and/or reimbursed:
Class A	(64,926)
Class C	(47,925)
Class I	(437,277)
Recapture of previously waived and/or reimbursed fees:
Class C	21
Class I	2,431
Net expenses	2,832,740
Net investment income (loss)	18,512,639
Net realized gain (loss) on:
Investments	(18,080,032)
Net change in unrealized appreciation (depreciation) on:
Investments	(8,528,419)
Net realized and change in unrealized gain (loss)	(26,608,451)
Net increase (decrease) in net assets resulting from operations	$(8,095,812)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$18,512,639	$36,090,956
Net realized gain (loss)	(18,080,032)	(12,453,784)
Net change in unrealized appreciation (depreciation)	(8,528,419)	89,497,987
Net increase (decrease) in net assets resulting from operations	(8,095,812)	113,135,159
Dividends and/or distributions to shareholders:
Class A	(2,205,622)	(4,372,553)
Class C	(502,778)	(1,202,276)
Class I	(15,776,727)	(30,514,563)
Class I2	(202)	(366)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(18,485,329)	(36,089,758)
Capital share transactions:
Proceeds from shares sold:
Class A	13,625,719	16,082,188
Class C	1,323,687	5,621,799
Class I	135,595,340	288,819,011
	150,544,746	310,522,998
Dividends and/or distributions reinvested:
Class A	1,955,042	3,883,027
Class C	457,147	1,091,134
Class I	14,999,464	28,548,869
Class I2	202	366
	17,411,855	33,523,396
Cost of shares redeemed:
Class A	(31,939,462)	(48,648,083)
Class C	(5,387,557)	(13,251,301)
Class I	(227,015,786)	(380,378,468)
	(264,342,805)	(442,277,852)
Automatic conversions:
Class A	3,289,120	13,778,092
Class C	(3,289,120)	(13,778,092)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(96,386,204)	(98,231,458)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class C	—	72 (A)
	—	72
Net increase (decrease) in net assets	(122,967,345)	(21,185,985)
Net assets:
Beginning of period/year	1,103,844,962	1,125,030,947
End of period/year	$980,877,617	$1,103,844,962
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	1,278,553	1,506,866
Class C	124,216	527,302
Class I	12,709,474	26,996,123
	14,112,243	29,030,291
Shares reinvested:
Class A	183,705	363,516
Class C	43,024	102,379
Class I	1,404,246	2,663,624
Class I2	19	34
	1,630,994	3,129,553
Shares redeemed:
Class A	(3,005,380)	(4,566,516)
Class C	(507,678)	(1,248,180)
Class I	(21,281,090)	(35,670,006)
	(24,794,148)	(41,484,702)
Automatic conversions:
Class A	308,230	1,288,713
Class C	(308,812)	(1,291,103)
	(582)	(2,390)
Net increase (decrease) in shares outstanding:
Class A	(1,234,892)	(1,407,421)
Class C	(649,250)	(1,909,602)
Class I	(7,167,370)	(6,010,259)
Class I2	19	34
	(9,051,493)	(9,327,248)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$10.69	$9.99	$9.86	$11.99	$11.84	$11.80
Investment operations:
Net investment income (loss) (A)	0.18	0.33	0.26	0.20	0.20	0.19
Net realized and unrealized gain (loss)	(0.28)	0.70	0.13	(2.09)	0.16	0.13
Total investment operations	(0.10)	1.03	0.39	(1.89)	0.36	0.32
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.33)	(0.26)	(0.20)	(0.21)	(0.24)
Net realized gains	—	—	—	(0.04)	—	—
Return of capital	—	—	—	—	—	(0.04)
Total dividends and/or distributions to shareholders	(0.18)	(0.33)	(0.26)	(0.24)	(0.21)	(0.28)
Net asset value, end of period/year	$10.41	$10.69	$9.99	$9.86	$11.99	$11.84
Total return (D)	(0.96)%(E)	10.36%	3.90%	(15.92)%(C)	3.03%	2.73%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$121,194	$137,610	$142,644	$179,426	$284,610	$245,980
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78%(F)	0.77%	0.76%	0.74%	0.73%	0.75%(G)
Including waiver and/or reimbursement and recapture	0.68%(F)	0.67%	0.66%	0.64%	0.63%	0.65%(G)
Net investment income (loss) to average net assets	3.40%(F)	3.09%	2.50%	1.83%	1.69%	1.65%
Portfolio turnover rate	66%(E)	95%	66%	28%	35%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$10.67	$9.97	$9.84	$11.96	$11.82	$11.78
Investment operations:
Net investment income (loss) (A)	0.15	0.26	0.20	0.13	0.13	0.12
Net realized and unrealized gain (loss)	(0.28)	0.70	0.13	(2.07)	0.14	0.13
Total investment operations	(0.13)	0.96	0.33	(1.94)	0.27	0.25
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.26)	(0.20)	(0.14)	(0.13)	(0.18)
Net realized gains	—	—	—	(0.04)	—	—
Return of capital	—	—	—	—	—	(0.03)
Total dividends and/or distributions to shareholders	(0.15)	(0.26)	(0.20)	(0.18)	(0.13)	(0.21)
Net asset value, end of period/year	$10.39	$10.67	$9.97	$9.84	$11.96	$11.82
Total return (E)	(1.27)%(F)	9.69%(C)	3.26%	(16.40)%(D)	2.30%	2.10%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$32,257	$40,038	$56,454	$77,442	$131,738	$138,959
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.56%(G)	1.55%	1.54%	1.52%	1.50%	1.52%(H)
Including waiver and/or reimbursement and recapture	1.29%(G)	1.29%	1.29%	1.27%	1.25%	1.27%(H)
Net investment income (loss) to average net assets	2.79%(G)	2.46%	1.87%	1.20%	1.06%	1.03%
Portfolio turnover rate	66%(F)	95%	66%	28%	35%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$10.73	$10.02	$9.90	$12.03	$11.88	$11.85
Investment operations:
Net investment income (loss) (A)	0.19	0.35	0.28	0.22	0.22	0.21
Net realized and unrealized gain (loss)	(0.28)	0.71	0.12	(2.10)	0.15	0.12
Total investment operations	(0.09)	1.06	0.40	(1.88)	0.37	0.33
Contributions from affiliate	—	—	—	0.01 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.35)	(0.28)	(0.22)	(0.22)	(0.26)
Net realized gains	—	—	—	(0.04)	—	—
Return of capital	—	—	—	—	—	(0.04)
Total dividends and/or distributions to shareholders	(0.19)	(0.35)	(0.28)	(0.26)	(0.22)	(0.30)
Net asset value, end of period/year	$10.45	$10.73	$10.02	$9.90	$12.03	$11.88
Total return	(0.86)%(C)	10.64%	3.98%	(15.67)%(B)	3.16%	2.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$827,416	$926,186	$925,923	$1,168,497	$2,315,780	$1,888,406
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.59%(D)	0.58%	0.58%	0.56%	0.55%	0.56%(E)
Including waiver and/or reimbursement and recapture	0.49%(D)	0.49%	0.49%	0.49%	0.49%	0.49%(E)
Net investment income (loss) to average net assets	3.59%(D)	3.27%	2.68%	1.96%	1.84%	1.80%
Portfolio turnover rate	66%(C)	95%	66%	28%	35%	20%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.10%.

(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$10.73	$10.03	$9.91	$12.04	$11.90	$11.86
Investment operations:
Net investment income (loss) (A)	0.19	0.35	0.28	0.23	0.23	0.21
Net realized and unrealized gain (loss)	(0.28)	0.71	0.13	(2.09)	0.14	0.13
Total investment operations	(0.09)	1.06	0.41	(1.86)	0.37	0.34
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.36)	(0.29)	(0.23)	(0.23)	(0.23)
Net realized gains	—	—	—	(0.04)	—	—
Return of capital	—	—	—	—	—	(0.07)
Total dividends and/or distributions to shareholders	(0.19)	(0.36)	(0.29)	(0.27)	(0.23)	(0.30)
Net asset value, end of period/year	$10.45	$10.73	$10.03	$9.91	$12.04	$11.90
Total return	(0.85)%(B)	10.58%	4.02%	(15.67)%	3.14%	2.94%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11	$11	$10	$10	$12	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.49%(C)	0.49%	0.48%	0.46%	0.44%	0.46%(D)
Including waiver and/or reimbursement and recapture	0.49%(C)	0.49%	0.48%	0.46%	0.44%	0.46%(D)
Net investment income (loss) to average net assets	3.60%(C)	3.29%	2.70%	2.03%	1.93%	1.80%
Portfolio turnover rate	66%(B)	95%	66%	28%	35%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Intermediate Muni (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class C, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2025, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Municipal securities risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the Fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, the Fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$11,125	0.00% (A)

(A)	Rounds to less than 0.01%.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $150 million	0.4700%
Over $150 million up to $350 million	0.4500
Over $350 million up to $650 million	0.4400
Over $650 million up to $1 billion	0.4200
Over $1 billion up to $2 billion	0.3900
Over $2 billion up to $3 billion	0.3875
Over $3 billion	0.3825
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.81%	March 1, 2026
Class C	1.54	March 1, 2026
Class I	0.49	March 1, 2026
Class I2	0.51	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class C	$—	$—	$4,217	$2,767	$6,984
Class I	565,193	937,775	879,608	437,277	2,819,853

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I and Class I2.
TAM has contractually agreed to waive a portion of the 12b-1 fees at the following annual rates. These amounts are not subject to recapture by TAM in future years.
Class A Waiver	Class C Waiver	12b-1 Expense Waiver Effective Through
0.10%	0.25%	March 1, 2026
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$21,058	$2,164
Class C	—	1,021
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Class C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$492,267	$60,682
Brokerage commissions: The Fund incurred $0 brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$657,087,202	$—	$682,936,457	$10,176,533
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,016,629,002	$3,583,679	$(22,243,094)	$(18,659,415)
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Intermediate Muni

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453838 TA INTER MUNI 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica International Equity
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica International Equity

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Australia - 2.9%
BHP Group Ltd.	279,100	$ 6,827,514
Macquarie Group Ltd.	273,300	33,865,813
Santos Ltd.	9,392,700	36,159,138
Sonic Healthcare Ltd.	1,806,200	30,173,561
Whitehaven Coal Ltd.	4,739,600	15,149,398
		122,175,424
Belgium - 2.8%
Anheuser-Busch InBev SA	1,069,800	69,806,793
KBC Group NV	536,100	49,229,453
		119,036,246
Canada - 1.2%
Canadian National Railway Co.	260,500	25,228,025
CCL Industries, Inc., Class B	435,700	22,767,901
		47,995,926
Denmark - 0.3%
Novo Nordisk AS, Class B	207,500	13,702,117
France - 11.9%
Accor SA	950,300	46,453,039
Amundi SA (A)	403,300	31,684,532
Capgemini SE	334,952	53,066,159
Cie de Saint-Gobain SA	392,137	42,424,213
Edenred SE	569,200	17,655,131
La Francaise des Jeux SACA (A)	74,900	2,667,700
Rexel SA	426,017	11,770,945
Sanofi SA	461,001	50,083,316
Societe Generale SA	1,472,800	76,081,878
Sodexo SA	422,800	26,774,378
Teleperformance SE (B)	204,300	22,324,834
TotalEnergies SE	691,400	40,071,216
Veolia Environnement SA (B)	2,175,623	79,312,618
		500,369,959
Germany - 12.2%
Allianz SE	99,602	41,082,924
BASF SE (C)	482,900	24,414,998
CTS Eventim AG & Co. KGaA	97,900	11,512,050
Deutsche Boerse AG	127,982	41,103,098
Deutsche Post AG	964,801	40,997,504
Heidelberg Materials AG	331,742	65,485,606
Infineon Technologies AG	1,372,627	44,923,407
K&S AG	533,700	9,268,553
Merck KGaA	313,800	43,334,047
SAP SE	296,647	85,795,277
Siemens AG	276,895	63,347,806
Zalando SE (A)(C)	1,181,200	42,779,793
		514,045,063
Hong Kong - 2.8%
AIA Group Ltd.	5,926,600	44,398,301
CK Asset Holdings Ltd.	5,271,300	21,579,733
CK Hutchison Holdings Ltd.	8,979,100	50,709,755
		116,687,789
	Shares	Value
COMMON STOCKS (continued)
Ireland - 4.6%
AerCap Holdings NV	539,549	$ 57,192,194
AIB Group PLC	7,348,821	49,243,059
DCC PLC	620,831	40,425,881
Ryanair Holdings PLC	606,800	14,284,457
Smurfit WestRock PLC	737,615	30,994,582
		192,140,173
Israel - 1.0%
Check Point Software Technologies Ltd. (C)	190,800	41,892,048
Italy - 0.2%
Prysmian SpA	118,366	6,428,322
Japan - 19.2%
Canon, Inc. (B)	1,036,100	31,913,445
FANUC Corp.	1,172,800	29,972,102
Fujitsu Ltd.	3,137,800	69,150,985
Hitachi Ltd.	3,128,800	76,983,623
Kyocera Corp.	1,389,300	16,440,730
Nintendo Co. Ltd.	304,700	25,210,526
Olympus Corp.	2,917,800	38,069,352
ORIX Corp.	2,809,100	56,013,038
Panasonic Holdings Corp.	1,867,600	21,434,687
Rakuten Group, Inc. (C)	6,279,500	36,869,774
Renesas Electronics Corp.	2,372,400	27,751,007
SBI Holdings, Inc.	1,782,100	46,602,825
Seven & i Holdings Co. Ltd.	4,534,900	67,065,646
Sony Group Corp.	4,096,700	108,047,669
Sumitomo Mitsui Financial Group, Inc.	3,410,000	81,088,264
Toyota Industries Corp.	631,600	74,035,641
		806,649,314
Luxembourg - 2.6%
ArcelorMittal SA	1,466,435	43,059,643
Eurofins Scientific SE (B)	651,900	40,972,271
Tenaris SA	1,481,700	24,649,427
		108,681,341
Netherlands - 4.7%
ASML Holding NV	91,200	60,181,550
EXOR NV	136,600	12,828,558
Heineken Holding NV	480,485	37,449,056
ING Groep NV, Series N	2,018,400	38,903,285
Koninklijke Philips NV	394,022	9,958,471
Prosus NV	846,800	39,259,263
		198,580,183
Norway - 2.1%
Aker BP ASA	1,552,999	33,318,855
DNB Bank ASA	2,267,600	56,409,912
		89,728,767
Republic of Korea - 1.1%
Samsung Electronics Co. Ltd.	1,145,219	44,713,088
Singapore - 1.6%
DBS Group Holdings Ltd.	2,038,120	66,241,631
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.7%
Boliden AB (C)	618,300	$ 18,941,455
Essity AB, Class B	1,645,400	47,393,240
Husqvarna AB, B Shares (B)	683,600	3,186,196
Skandinaviska Enskilda Banken AB, Class A	2,823,000	44,526,031
		114,046,922
Switzerland - 7.5%
Cie Financiere Richemont SA, Class A	238,000	41,884,655
Glencore PLC (C)	7,827,700	25,495,763
Julius Baer Group Ltd.	519,854	33,533,685
Nestle SA	770,164	81,873,374
Novartis AG	306,215	34,797,243
Roche Holding AG	291,761	95,197,477
		312,782,197
United Kingdom - 15.8%
Ashtead Group PLC	497,600	26,459,760
Aviva PLC	4,514,812	33,694,603
Barratt Redrow PLC	3,140,442	19,494,985
BP PLC	10,135,300	47,316,149
Bunzl PLC	361,248	11,313,734
Burberry Group PLC	721,100	6,953,872
CNH Industrial NV	2,684,800	31,063,136
GSK PLC	2,175,080	43,002,670
Inchcape PLC	2,892,096	25,881,614
Informa PLC	1,831,451	17,763,969
Kingfisher PLC	5,060,200	19,367,999
Legal & General Group PLC	14,428,400	45,091,394
Lloyds Banking Group PLC	79,020,954	77,172,109
Pearson PLC	1,449,077	23,106,640
Persimmon PLC	1,153,000	19,899,021
Reckitt Benckiser Group PLC	658,200	42,438,144
Shell PLC	1,602,900	52,133,620
Smith & Nephew PLC	1,286,000	18,064,012
Tesco PLC	9,174,932	45,327,115
Unilever PLC	644,514	40,877,159
Wise PLC, Class A (C)	1,340,100	17,475,543
		663,897,248
	Shares	Value
COMMON STOCKS (continued)
United States - 0.7%
Linde PLC	68,800	$ 31,182,224
Total Common Stocks (Cost $3,116,051,161)		4,110,975,982
PREFERRED STOCK - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA
2.97% (D)	305,690	23,686,993
Total Preferred Stock (Cost $23,491,347)		23,686,993
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (D)	33,724,102	33,724,102
Total Other Investment Company (Cost $33,724,102)		33,724,102

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.80% (D), dated 04/30/2025, to be repurchased at $24,417,493 on 05/01/2025. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2043, and with a value of $24,904,754.	$ 24,416,272	24,416,272
Total Repurchase Agreement (Cost $24,416,272)		24,416,272
Total Investments (Cost $3,197,682,882)		4,192,803,349
Net Other Assets (Liabilities) - 0.2%		7,407,092
Net Assets - 100.0%		$ 4,200,210,441
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	12.9%	$538,895,622
Pharmaceuticals	6.7	280,116,870
Industrial Conglomerates	5.5	231,467,065
Oil, Gas & Consumable Fuels	5.3	224,148,376
Capital Markets	4.5	186,789,953
Household Durables	4.0	168,876,362
Insurance	3.9	164,267,222
Machinery	3.3	138,257,075
Semiconductors & Semiconductor Equipment	3.2	132,855,964
Software	3.0	127,687,325
IT Services	2.9	122,217,144
Household Products	2.7	113,518,377
Consumer Staples Distribution & Retail	2.7	112,392,761
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Beverages	2.6%	$107,255,849
Trading Companies & Distributors	2.5	106,736,633
Financial Services	2.5	103,972,270
Metals & Mining	2.2	94,324,375
Food Products	2.0	81,873,374
Multi-Utilities	1.9	79,312,618
Technology Hardware, Storage & Peripherals	1.8	76,626,533
Broadline Retail	1.8	76,129,037
Hotels, Restaurants & Leisure	1.8	75,895,117
Health Care Equipment & Supplies	1.6	66,091,835
Construction Materials	1.6	65,485,606
Chemicals	1.5	64,865,775
Specialty Retail	1.5	62,147,792
Containers & Packaging	1.3	53,762,483
Textiles, Apparel & Luxury Goods	1.2	48,838,527
Building Products	1.0	42,424,213
Air Freight & Logistics	1.0	40,997,504
Life Sciences Tools & Services	1.0	40,972,271
Personal Care Products	1.0	40,877,159
Entertainment	0.9	36,722,576
Health Care Providers & Services	0.7	30,173,561
Distributors	0.6	25,881,614
Ground Transportation	0.6	25,228,025
Energy Equipment & Services	0.6	24,649,427
Diversified Consumer Services	0.5	23,106,640
Professional Services	0.5	22,324,834
Real Estate Management & Development	0.5	21,579,733
Media	0.4	17,763,969
Electronic Equipment, Instruments & Components	0.4	16,440,730
Passenger Airlines	0.3	14,284,457
Electrical Equipment	0.2	6,428,322
Investments	98.6	4,134,662,975
Short-Term Investments	1.4	58,140,374
Total Investments	100.0%	$ 4,192,803,349
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$240,320,110	$3,870,655,872	$—	$4,110,975,982
Preferred Stock	—	23,686,993	—	23,686,993
Other Investment Company	33,724,102	—	—	33,724,102
Repurchase Agreement	—	24,416,272	—	24,416,272
Total Investments	$274,044,212	$3,918,759,137	$—	$4,192,803,349
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $77,132,025, representing 1.8% of the
Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $147,900,210, collateralized by cash collateral of $33,724,102 and non-cash collateral, such as U.S. government securities of $121,621,670. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at April 30, 2025.
(E)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $3,173,266,610) (including securities loaned of $147,900,210)	$4,168,387,077
Repurchase agreement, at value (cost $24,416,272)	24,416,272
Foreign currency, at value (cost $1,045,564)	1,040,590
Receivables and other assets:
Investments sold	1,392
Net income from securities lending	187,275
Shares of beneficial interest sold	1,966,544
Dividends	24,878,690
Interest	1,221
Tax reclaims	30,073,094
Prepaid expenses	40,789
Total assets	4,250,992,944
Liabilities:
Cash collateral received upon return of:
Securities on loan	33,724,102
Payables and other liabilities:
Shares of beneficial interest redeemed	13,654,327
Investment management fees	2,330,675
Distribution and service fees	48,056
Transfer agent fees	320,555
Trustee and CCO fees	15,602
Audit and tax fees	35,820
Custody fees	397,762
Legal fees	77,458
Printing and shareholder reports fees	106,683
Other accrued expenses	71,463
Total liabilities	50,782,503
Net assets	$4,200,210,441
Net assets consist of:
Paid-in capital	$3,087,960,188
Total distributable earnings (accumulated losses)	1,112,250,253
Net assets	$4,200,210,441
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2025
(unaudited)
Net assets by class:
Class A	$153,839,833
Class C	12,921,057
Class I	2,487,300,152
Class I2	889,782,824
Class I3	52,302,027
Class R	17,091,473
Class R4	6,328,132
Class R6	580,644,943
Shares outstanding (unlimited shares, no par value):
Class A	6,863,003
Class C	583,313
Class I	109,622,752
Class I2	39,158,096
Class I3	2,283,132
Class R	742,128
Class R4	275,373
Class R6	25,263,357
Net asset value per share: (A)
Class A	$22.42
Class C	22.15
Class I	22.69
Class I2	22.72
Class I3	22.91
Class R	23.03
Class R4	22.98
Class R6	22.98
Maximum offering price per share: (B)
Class A	$23.72

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$64,389,403
Interest income	1,460,723
Net income from securities lending	233,647
Withholding taxes on foreign income	(6,292,353)
Total investment income	59,791,420
Expenses:
Investment management fees	14,927,846
Distribution and service fees:
Class A	183,846
Class C	64,008
Class R	44,108
Class R4	7,238
Transfer agent fees:
Class A	327,751
Class C	10,846
Class I	1,321,431
Class I2	32,994
Class I3	2,573
Class R	1,657
Class R4	217
Class R6	19,956
Trustee and CCO fees	88,121
Audit and tax fees	32,857
Custody fees	283,345
Legal fees	152,204
Printing and shareholder reports fees	274,635
Registration fees	82,446
Insurance fees	86,613
Interest	93,434
Other	255,516
Total expenses before waiver and/or reimbursement and recapture	18,293,642
Expenses waived and/or reimbursed:
Class A	(153,850)
Class C	(214)
Recapture of previously waived and/or reimbursed fees:
Class A	474
Net expenses	18,140,052
Net investment income (loss)	41,651,368
Net realized gain (loss) on:
Investments	126,346,310
Foreign currency transactions	(1,744,326)
Net realized gain (loss)	124,601,984
Net change in unrealized appreciation (depreciation) on:
Investments	207,897,522
Translation of assets and liabilities denominated in foreign currencies	2,316,252
Net change in unrealized appreciation (depreciation)	210,213,774
Net realized and change in unrealized gain (loss)	334,815,758
Net increase (decrease) in net assets resulting from operations	$376,467,126
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$41,651,368	$100,675,990
Net realized gain (loss)	124,601,984	174,672,312
Net change in unrealized appreciation (depreciation)	210,213,774	573,217,145
Net increase (decrease) in net assets resulting from operations	376,467,126	848,565,447
Dividends and/or distributions to shareholders:
Class A	(3,737,574)	(4,511,730)
Class C	(231,959)	(313,256)
Class I	(77,444,261)	(89,248,113)
Class I2	(24,559,310)	(28,664,935)
Class I3	(1,488,891)	(3,776,645)
Class R	(344,490)	(627,978)
Class R4	(135,970)	(187,392)
Class R6	(15,501,413)	(17,688,586)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(123,443,868)	(145,018,635)
Capital share transactions:
Proceeds from shares sold:
Class A	22,555,226	28,827,277
Class C	897,567	2,165,922
Class I	211,368,502	458,556,032
Class I2	108,436,012	137,231,424
Class I3	3,150,095	855,055
Class R	1,247,726	1,013,391
Class R4	1,137,714	1,294,969
Class R6	142,801,416	118,747,455
	491,594,258	748,691,525
Dividends and/or distributions reinvested:
Class A	2,841,572	3,225,660
Class C	218,827	295,805
Class I	72,002,321	82,548,894
Class I2	24,559,310	28,664,935
Class I3	1,488,891	3,776,645
Class R	344,490	627,978
Class R4	135,970	187,392
Class R6	13,476,822	14,911,034
	115,068,203	134,238,343
Cost of shares redeemed:
Class A	(26,650,076)	(57,050,813)
Class C	(1,353,454)	(3,082,852)
Class I	(704,345,462)	(902,328,251)
Class I2	(130,593,107)	(279,612,321)
Class I3	(68,977,186)	(16,925,701)
Class R	(7,602,355)	(3,780,656)
Class R4	(1,251,561)	(1,953,612)
Class R6	(122,261,705)	(179,357,050)
	(1,063,034,906)	(1,444,091,256)
Automatic conversions:
Class A	1,299,637	2,715,066
Class C	(1,299,637)	(2,715,066)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(456,372,445)	(561,161,388)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	3,199 (A)
Class C	—	498 (A)
	—	3,697
Net increase (decrease) in net assets	(203,349,187)	142,389,121
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Net assets:
Beginning of period/year	$4,403,559,628	$4,261,170,507
End of period/year	$4,200,210,441	$4,403,559,628
Capital share transactions - shares:
Shares issued:
Class A	1,081,515	1,475,378
Class C	41,041	106,906
Class I	9,897,281	22,175,284
Class I2	5,282,731	6,345,697
Class I3	150,738	40,257
Class R	56,030	48,974
Class R4	53,092	63,679
Class R6	6,598,028	5,806,393
	23,160,456	36,062,568
Shares reinvested:
Class A	141,583	163,656
Class C	11,007	15,162
Class I	3,550,409	4,144,021
Class I2	1,209,223	1,437,559
Class I3	72,735	187,893
Class R	16,707	31,103
Class R4	6,617	9,291
Class R6	656,126	739,268
	5,664,407	6,727,953
Shares redeemed:
Class A	(1,266,890)	(2,772,848)
Class C	(65,129)	(154,042)
Class I	(33,515,454)	(44,022,120)
Class I2	(6,157,643)	(13,674,410)
Class I3	(3,252,020)	(805,145)
Class R	(359,312)	(179,845)
Class R4	(56,683)	(93,028)
Class R6	(5,625,181)	(8,552,718)
	(50,298,312)	(70,254,156)
Automatic conversions:
Class A	60,939	132,359
Class C	(61,715)	(134,279)
	(776)	(1,920)
Net increase (decrease) in shares outstanding:
Class A	17,147	(1,001,455)
Class C	(74,796)	(166,253)
Class I	(20,067,764)	(17,702,815)
Class I2	334,311	(5,891,154)
Class I3	(3,028,547)	(576,995)
Class R	(286,575)	(99,768)
Class R4	3,026	(20,058)
Class R6	1,628,973	(2,007,057)
	(21,474,225)	(27,465,555)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$21.02	$17.96	$16.03	$21.36	$15.73	$17.65
Investment operations:
Net investment income (loss) (A)	0.17	0.38	0.35	0.40	0.31	0.20
Net realized and unrealized gain (loss)	1.76	3.24	1.69	(5.03)	5.45	(1.69)
Total investment operations	1.93	3.62	2.04	(4.63)	5.76	(1.49)
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.46)	(0.56)	(0.11)	(0.70)	(0.13)	(0.43)
Net realized gains	(0.07)	—	—	—	—	—
Total dividends and/or distributions to shareholders	(0.53)	(0.56)	(0.11)	(0.70)	(0.13)	(0.43)
Net asset value, end of period/year	$22.42	$21.02	$17.96	$16.03	$21.36	$15.73
Total return (E)	9.46%(F)	20.37%(C)	12.73%	(22.39)%(D)	36.70%	(8.77)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$153,840	$143,866	$140,914	$142,550	$111,299	$147,674
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.47%(G)	1.67%	1.74%	1.45%	1.40%	1.30%
Including waiver and/or reimbursement and recapture	1.26%(G)(H)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss) to average net assets	1.65%(G)	1.85%	1.87%	2.18%	1.52%	1.22%
Portfolio turnover rate	6%(F)	12%	16%	17%	22%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes interest expenses outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$20.68	$17.65	$15.77	$21.00	$15.46	$17.34
Investment operations:
Net investment income (loss) (A)	0.10	0.22	0.22	0.25	0.18	0.07
Net realized and unrealized gain (loss)	1.74	3.21	1.66	(4.94)	5.36	(1.66)
Total investment operations	1.84	3.43	1.88	(4.69)	5.54	(1.59)
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.30)	(0.40)	—	(0.54)	—	(0.29)
Net realized gains	(0.07)	—	—	—	—	—
Total dividends and/or distributions to shareholders	(0.37)	(0.40)	—	(0.54)	—	(0.29)
Net asset value, end of period/year	$22.15	$20.68	$17.65	$15.77	$21.00	$15.46
Total return (E)	9.10%(F)	19.54%(C)	11.92%	(22.86)%(D)	35.77%	(9.38)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,921	$13,611	$14,549	$19,439	$30,911	$27,884
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.94%(G)	1.92%	1.93%	1.91%	1.91%	1.96%
Including waiver and/or reimbursement and recapture	1.94%(G)(H)(I)	1.92%	1.93%	1.91%(I)	1.91%	1.96%
Net investment income (loss) to average net assets	0.93%(G)	1.11%	1.17%	1.35%	0.88%	0.45%
Portfolio turnover rate	6%(F)	12%	16%	17%	22%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	TAM has contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$21.31	$18.20	$16.25	$21.62	$15.95	$17.89
Investment operations:
Net investment income (loss) (A)	0.20	0.46	0.44	0.47	0.40	0.26
Net realized and unrealized gain (loss)	1.79	3.29	1.69	(5.09)	5.51	(1.70)
Total investment operations	1.99	3.75	2.13	(4.62)	5.91	(1.44)
Contributions from affiliate	—	—	—	0.02 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.54)	(0.64)	(0.18)	(0.77)	(0.24)	(0.50)
Net realized gains	(0.07)	—	—	—	—	—
Total dividends and/or distributions to shareholders	(0.61)	(0.64)	(0.18)	(0.77)	(0.24)	(0.50)
Net asset value, end of period/year	$22.69	$21.31	$18.20	$16.25	$21.62	$15.95
Total return	9.70%(C)	20.84%	13.15%	(22.03)%(B)	37.24%	(8.38)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,487,300	$2,764,252	$2,683,142	$2,315,412	$2,994,603	$1,891,398
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88%(D)	0.86%	0.86%	0.84%	0.85%	0.86%
Including waiver and/or reimbursement and recapture	0.88%(D)	0.86%	0.86%	0.84%	0.85%	0.86%
Net investment income (loss) to average net assets	1.92%(D)	2.23%	2.30%	2.49%	1.95%	1.58%
Portfolio turnover rate	6%(C)	12%	16%	17%	22%	18%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$21.36	$18.24	$16.28	$21.65	$15.97	$17.91
Investment operations:
Net investment income (loss) (A)	0.23	0.46	0.44	0.47	0.42	0.28
Net realized and unrealized gain (loss)	1.77	3.32	1.72	(5.07)	5.51	(1.70)
Total investment operations	2.00	3.78	2.16	(4.60)	5.93	(1.42)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.57)	(0.66)	(0.20)	(0.77)	(0.25)	(0.52)
Net realized gains	(0.07)	—	—	—	—	—
Total dividends and/or distributions to shareholders	(0.64)	(0.66)	(0.20)	(0.77)	(0.25)	(0.52)
Net asset value, end of period/year	$22.72	$21.36	$18.24	$16.28	$21.65	$15.97
Total return	9.70%(B)	20.96%	13.31%	(22.01)%	37.36%	(8.28)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$889,783	$829,139	$815,534	$1,168,404	$1,548,574	$1,387,536
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78%(C)	0.76%	0.76%	0.75%	0.75%	0.77%
Including waiver and/or reimbursement and recapture	0.78%(C)	0.76%	0.76%	0.75%	0.75%	0.77%
Net investment income (loss) to average net assets	2.13%(C)	2.20%	2.31%	2.51%	2.06%	1.69%
Portfolio turnover rate	6%(B)	12%	16%	17%	22%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$21.52	$18.37	$16.40	$21.81	$16.08	$18.04
Investment operations:
Net investment income (loss) (A)	0.19	0.49	0.46	0.47	0.42	0.29
Net realized and unrealized gain (loss)	1.83	3.32	1.71	(5.11)	5.56	(1.73)
Total investment operations	2.02	3.81	2.17	(4.64)	5.98	(1.44)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.56)	(0.66)	(0.20)	(0.77)	(0.25)	(0.52)
Net realized gains	(0.07)	—	—	—	—	—
Total dividends and/or distributions to shareholders	(0.63)	(0.66)	(0.20)	(0.77)	(0.25)	(0.52)
Net asset value, end of period/year	$22.91	$21.52	$18.37	$16.40	$21.81	$16.08
Total return	9.76%(B)	20.98%	13.27%	(22.03)%	37.42%	(8.34)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$52,302	$114,306	$108,197	$115,536	$166,596	$204,877
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78%(C)	0.76%	0.76%	0.75%	0.75%	0.77%
Including waiver and/or reimbursement and recapture	0.78%(C)	0.76%	0.76%	0.75%	0.75%	0.77%
Net investment income (loss) to average net assets	1.73%(C)	2.32%	2.39%	2.48%	2.04%	1.74%
Portfolio turnover rate	6%(B)	12%	16%	17%	22%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$21.53	$18.38	$16.40	$21.80	$16.08	$18.03
Investment operations:
Net investment income (loss) (A)	0.16	0.38	0.36	0.37	0.33	0.20
Net realized and unrealized gain (loss)	1.82	3.33	1.72	(5.11)	5.55	(1.72)
Total investment operations	1.98	3.71	2.08	(4.74)	5.88	(1.52)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.41)	(0.56)	(0.10)	(0.66)	(0.16)	(0.43)
Net realized gains	(0.07)	—	—	—	—	—
Total dividends and/or distributions to shareholders	(0.48)	(0.56)	(0.10)	(0.66)	(0.16)	(0.43)
Net asset value, end of period/year	$23.03	$21.53	$18.38	$16.40	$21.80	$16.08
Total return	9.44%(B)	20.37%	12.70%	(22.40)%	36.74%	(8.75)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,091	$22,147	$20,745	$19,863	$31,246	$25,413
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.29%(C)	1.26%	1.25%	1.24%	1.24%	1.26%
Including waiver and/or reimbursement and recapture	1.29%(C)	1.26%	1.25%	1.24%	1.24%	1.26%
Net investment income (loss) to average net assets	1.50%(C)	1.80%	1.89%	1.95%	1.57%	1.18%
Portfolio turnover rate	6%(B)	12%	16%	17%	22%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$21.55	$18.40	$16.37	$21.77	$16.06	$18.01
Investment operations:
Net investment income (loss) (A)	0.21	0.44	0.41	0.42	0.37	0.24
Net realized and unrealized gain (loss)	1.79	3.32	1.72	(5.11)	5.55	(1.71)
Total investment operations	2.00	3.76	2.13	(4.69)	5.92	(1.47)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.50)	(0.61)	(0.10)	(0.71)	(0.21)	(0.48)
Net realized gains	(0.07)	—	—	—	—	—
Total dividends and/or distributions to shareholders	(0.57)	(0.61)	(0.10)	(0.71)	(0.21)	(0.48)
Net asset value, end of period/year	$22.98	$21.55	$18.40	$16.37	$21.77	$16.06
Total return	9.59% (B)	20.66%	12.99%	(22.22)%	37.05%	(8.50)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,328	$5,869	$5,381	$4,986	$23,706	$17,802
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.03%(C)	1.01%	1.01%	1.00%	1.00%	1.02%
Including waiver and/or reimbursement and recapture	1.03%(C)	1.01%	1.01%	1.00%	1.00%	1.02%
Net investment income (loss) to average net assets	1.95%(C)	2.09%	2.12%	2.14%	1.76%	1.46%
Portfolio turnover rate	6%(B)	12%	16%	17%	22%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$21.59	$18.44	$16.46	$21.88	$16.13	$18.09
Investment operations:
Net investment income (loss) (A)	0.24	0.49	0.46	0.48	0.43	0.28
Net realized and unrealized gain (loss)	1.79	3.32	1.72	(5.13)	5.57	(1.72)
Total investment operations	2.03	3.81	2.18	(4.65)	6.00	(1.44)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.57)	(0.66)	(0.20)	(0.77)	(0.25)	(0.52)
Net realized gains	(0.07)	—	—	—	—	—
Total dividends and/or distributions to shareholders	(0.64)	(0.66)	(0.20)	(0.77)	(0.25)	(0.52)
Net asset value, end of period/year	$22.98	$21.59	$18.44	$16.46	$21.88	$16.13
Total return	9.73%(B)	20.90%	13.28%	(21.97)%	37.37%	(8.31)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$580,645	$510,370	$472,709	$397,503	$451,687	$222,323
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78%(C)	0.76%	0.76%	0.75%	0.75%	0.77%
Including waiver and/or reimbursement and recapture	0.78%(C)	0.76%	0.76%	0.75%	0.75%	0.77%
Net investment income (loss) to average net assets	2.19%(C)	2.32%	2.40%	2.53%	2.05%	1.70%
Portfolio turnover rate	6%(B)	12%	16%	17%	22%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica International Equity (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $33,625.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Fund had no amounts outstanding as of April 30, 2025. For the period December 31, 2024 to April 30, 2025, the Fund's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$15,918,750	48	5.58%
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$33,724,102	$—	$—	$—	$33,724,102
Total Borrowings	$33,724,102	$—	$—	$—	$33,724,102
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Small and medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Currency risk: The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$920,686,129	21.92%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.77%
$250 million up to $1 billion	0.74
$1 billion up to $2 billion	0.72
$2 billion up to $6 billion	0.69
$6 billion up to $8 billion	0.68
Over $8 billion	0.66
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.25%	March 1, 2026
Class C	1.96	March 1, 2026
Class I	0.89	March 1, 2026
Class I2, Class I3, Class R6	0.80	March 1, 2026
Class R	1.31	March 1, 2026
Class R4	1.06	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows. Classes not listed in the subsequent table are not subject to recapture by TAM.
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$209,520	$782,190	$796,798	$153,850	$1,942,358

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$18,754	$80
Class C	—	595
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.01% of the transfer agency fees on Class C shares through March 1, 2026.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,694,935	$311,246
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$267,543,598	$—	$834,021,529	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
For U.S. income tax purposes, ECJ tax reclaims received by the Fund, if any, reduces the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by the Fund during the fiscal period exceeds foreign withholding taxes paid, and the Fund previously passed foreign tax credits on to its shareholders, the Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund's shareholders. During the period ended April 30, 2025, the ECJ tax reclaims received by the Fund did not exceed the foreign withholding taxes of the Fund.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$3,197,682,882	$1,193,135,465	$(198,014,998)	$995,120,467
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Equity

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453813 TA INTL EQTY 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica International Focus
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica International Focus

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Australia - 1.0%
WiseTech Global Ltd.	129,048	$ 7,317,215
Canada - 13.2%
Alimentation Couche-Tard, Inc.	411,796	21,494,879
Constellation Software, Inc.	7,927	28,568,193
Dollarama, Inc.	139,679	17,234,439
Waste Connections, Inc.	145,243	28,704,374
		96,001,885
France - 6.5%
Hermes International SCA	6,754	18,294,192
Safran SA	109,455	28,891,104
		47,185,296
Germany - 7.1%
CTS Eventim AG & Co. KGaA	200,695	23,599,701
SAP SE	97,583	28,222,637
		51,822,338
Hong Kong - 2.9%
AIA Group Ltd.	2,841,400	21,285,953
India - 3.4%
HDFC Bank Ltd., ADR	344,796	25,063,221
Ireland - 1.3%
ICON PLC (A)	62,475	9,461,214
Italy - 3.5%
Ferrari NV	55,307	25,539,667
Japan - 18.1%
Ajinomoto Co., Inc.	1,181,900	24,104,213
Hoya Corp.	190,800	22,392,111
ITOCHU Corp.	608,500	30,991,027
Japan Elevator Service Holdings Co. Ltd.	326,000	7,033,921
Keyence Corp.	60,400	25,278,612
Pan Pacific International Holdings Corp.	711,600	21,948,216
		131,748,100
Netherlands - 9.0%
Adyen NV (A)(B)	12,256	19,685,041
ASM International NV	41,593	20,039,563
Wolters Kluwer NV	146,422	25,785,150
		65,509,754
Norway - 2.4%
Salmar ASA	347,170	17,102,546
Sweden - 4.0%
Evolution AB (A)(B)(C)	200,471	13,983,503
Lagercrantz Group AB, B Shares	649,710	14,734,513
		28,718,016
	Shares	Value
COMMON STOCKS (continued)
Switzerland - 6.4%
Belimo Holding AG	23,818	$ 20,142,926
Sika AG	107,220	26,735,174
		46,878,100
Taiwan - 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	144,287	24,051,200
United Kingdom - 4.0%
Compass Group PLC	874,081	29,331,890
United States - 9.1%
Coupang, Inc. (A)	841,678	19,670,015
Liberty Media Corp. - Liberty Formula One, Class C (A)	224,758	19,929,292
Linde PLC	59,139	26,803,569
		66,402,876
Total Common Stocks (Cost $657,719,208)		693,419,271
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (D)	6,055,189	6,055,189
Total Other Investment Company (Cost $6,055,189)		6,055,189

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
Fixed Income Clearing Corp., 1.80% (D), dated 04/30/2025, to be repurchased at $31,364,493 on 05/01/2025. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2043, and with a value of $31,990,266.	$ 31,362,925	31,362,925
Total Repurchase Agreement (Cost $31,362,925)		31,362,925
Total Investments (Cost $695,137,322)		730,837,385
Net Other Assets (Liabilities) - (0.3)%		(2,366,555)
Net Assets - 100.0%		$ 728,470,830
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Software	8.8%	$64,108,045
Broadline Retail	8.1	58,852,670
Chemicals	7.3	53,538,743
Semiconductors & Semiconductor Equipment	6.0	44,090,763
Entertainment	6.0	43,528,993
Hotels, Restaurants & Leisure	5.9	43,315,393
Food Products	5.6	41,206,759
Electronic Equipment, Instruments & Components	5.5	40,013,125
Commercial Services & Supplies	4.9	35,738,295
Trading Companies & Distributors	4.2	30,991,027
Aerospace & Defense	4.0	28,891,104
Professional Services	3.5	25,785,150
Automobiles	3.5	25,539,667
Banks	3.4	25,063,221
Health Care Equipment & Supplies	3.1	22,392,111
Consumer Staples Distribution & Retail	2.9	21,494,879
Insurance	2.9	21,285,953
Building Products	2.8	20,142,926
Financial Services	2.7	19,685,041
Textiles, Apparel & Luxury Goods	2.5	18,294,192
Life Sciences Tools & Services	1.3	9,461,214
Investments	94.9	693,419,271
Short-Term Investments	5.1	37,418,114
Total Investments	100.0%	$ 730,837,385
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$246,520,063	$446,899,208	$—	$693,419,271
Other Investment Company	6,055,189	—	—	6,055,189
Repurchase Agreement	—	31,362,925	—	31,362,925
Total Investments	$252,575,252	$478,262,133	$—	$730,837,385
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $33,668,544, representing 4.6% of the
Fund's net assets.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $5,765,296, collateralized by cash collateral of $6,055,189. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at April 30, 2025.
(E)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $663,774,397) (including securities loaned of $5,765,296)	$699,474,460
Repurchase agreement, at value (cost $31,362,925)	31,362,925
Receivables and other assets:
Investments sold	449
Net income from securities lending	1,519
Shares of beneficial interest sold	36,357
Dividends	829,518
Interest	1,568
Tax reclaims	3,822,388
Prepaid expenses	16,743
Other assets	154
Total assets	735,546,081
Liabilities:
Cash collateral received upon return of:
Securities on loan	6,055,189
Payables and other liabilities:
Investments purchased	324,122
Shares of beneficial interest redeemed	139,655
Investment management fees	426,601
Distribution and service fees	247
Transfer agent fees	4,696
Trustee and CCO fees	2,015
Audit and tax fees	14,519
Custody fees	75,658
Legal fees	10,703
Printing and shareholder reports fees	9,137
Other accrued expenses	12,709
Total liabilities	7,075,251
Net assets	$728,470,830
Net assets consist of:
Paid-in capital	$697,320,466
Total distributable earnings (accumulated losses)	31,150,364
Net assets	$728,470,830
Net assets by class:
Class A	$1,322,286
Class I	378,579
Class I2	712,801,383
Class R6	13,968,582
Shares outstanding (unlimited shares, no par value):
Class A	195,711
Class I	55,442
Class I2	105,204,383
Class R6	2,049,912
Net asset value per share: (A)
Class A	$6.76
Class I	6.83
Class I2	6.78
Class R6	6.81
Maximum offering price per share: (B)
Class A	$7.15

(A)	Net asset value per share for Class I, I2 and R6 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$2,563,569
Interest income	448,370
Net income from securities lending	1,919
Withholding taxes on foreign income	(251,601)
Total investment income	2,762,257
Expenses:
Investment management fees	2,471,418
Distribution and service fees:
Class A	1,368
Transfer agent fees:
Class A	2,170
Class I	447
Class I2	24,107
Class R6	617
Trustee and CCO fees	12,929
Audit and tax fees	16,142
Custody fees	48,468
Legal fees	115,748
Printing and shareholder reports fees	25,960
Registration fees	33,234
Other	18,310
Total expenses before waiver and/or reimbursement and recapture	2,770,918
Expenses waived and/or reimbursed:
Class A	(1,527)
Class I	(403)
Net expenses	2,768,988
Net investment income (loss)	(6,731)
Net realized gain (loss) on:
Investments	(1,774,926)
Foreign currency transactions	(303,809)
Net realized gain (loss)	(2,078,735)
Net change in unrealized appreciation (depreciation) on:
Investments	23,127,102
Translation of assets and liabilities denominated in foreign currencies	308,712
Net change in unrealized appreciation (depreciation)	23,435,814
Net realized and change in unrealized gain (loss)	21,357,079
Net increase (decrease) in net assets resulting from operations	$21,350,348
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$(6,731)	$10,363,453
Net realized gain (loss)	(2,078,735)	103,726,435
Net change in unrealized appreciation (depreciation)	23,435,814	(50,610,533)
Net increase (decrease) in net assets resulting from operations	21,350,348	63,479,355
Dividends and/or distributions to shareholders:
Class A	(179,956)	(58,653)
Class I	(159,695)	(20,645)
Class I2	(90,262,753)	(49,369,873)
Class R6	(2,564,143)	(1,086,982)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(93,166,547)	(50,536,153)
Capital share transactions:
Proceeds from shares sold:
Class A	569,467	429,176
Class I	17,133	1,535,157
Class I2	212,616,616	221,286,271
Class R6	8,489,788	2,263,483
	221,693,004	225,514,087
Dividends and/or distributions reinvested:
Class A	179,956	58,653
Class I	159,695	20,645
Class I2	90,262,753	49,369,873
Class R6	2,564,143	1,086,982
	93,166,547	50,536,153
Cost of shares redeemed:
Class A	(267,018)	(205,556)
Class I	(1,134,636)	(275,381)
Class I2	(31,198,999)	(420,117,799)
Class R6	(9,100,983)	(2,358,579)
	(41,701,636)	(422,957,315)
Net increase (decrease) in net assets resulting from capital share transactions	273,157,915	(146,907,075)
Net increase (decrease) in net assets	201,341,716	(133,963,873)
Net assets:
Beginning of period/year	527,129,114	661,092,987
End of period/year	$728,470,830	$527,129,114
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	83,037	52,761
Class I	2,416	184,292
Class I2	31,788,678	26,998,160
Class R6	1,252,139	275,044
	33,126,270	27,510,257
Shares reinvested:
Class A	27,601	7,539
Class I	24,270	2,637
Class I2	13,822,780	6,345,742
Class R6	390,281	139,000
	14,264,932	6,494,918
Shares redeemed:
Class A	(39,942)	(25,233)
Class I	(156,252)	(33,042)
Class I2	(4,579,191)	(53,256,774)
Class R6	(1,335,402)	(285,061)
	(6,110,787)	(53,600,110)
Net increase (decrease) in shares outstanding:
Class A	70,696	35,067
Class I	(129,566)	153,887
Class I2	41,032,267	(19,912,872)
Class R6	307,018	128,983
	41,280,415	(19,594,935)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$7.93	$7.67	$6.97	$10.07	$7.77	$7.53
Investment operations:
Net investment income (loss) (A)	(0.01)	0.12	0.15	0.15	0.14	0.08
Net realized and unrealized gain (loss)	0.16	0.79	0.66	(2.69)	2.23	0.28
Total investment operations	0.15	0.91	0.81	(2.54)	2.37	0.36
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.26)	(0.11)	(0.26)	(0.07)	(0.12)
Net realized gains	(1.22)	(0.39)	—	(0.30)	—	—
Total dividends and/or distributions to shareholders	(1.32)	(0.65)	(0.11)	(0.56)	(0.07)	(0.12)
Net asset value, end of period/year	$6.76	$7.93	$7.67	$6.97	$10.07	$7.77
Total return (D)	2.53%(E)	11.98%	11.78%	(26.67)%(C)	30.55%	4.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,322	$991	$690	$480	$530	$190
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.48%(F)	1.46%	1.52%	1.45%	1.42%	1.74%
Including waiver and/or reimbursement and recapture	1.20%(F)	1.20%	1.20%	1.21%(G)	1.21%(G)	1.20%
Net investment income (loss) to average net assets	(0.36)%(F)	1.46%	1.91%	1.79%	1.48%	1.11%
Portfolio turnover rate	25%(E)	169%	37%	36%	21%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes interest expenses outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.00	$7.74	$7.02	$10.12	$7.79	$7.55
Investment operations:
Net investment income (loss) (A)	(0.01)	0.16	0.18	0.16	0.16	0.09
Net realized and unrealized gain (loss)	0.17	0.77	0.67	(2.69)	2.24	0.28
Total investment operations	0.16	0.93	0.85	(2.53)	2.40	0.37
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.28)	(0.13)	(0.27)	(0.07)	(0.13)
Net realized gains	(1.22)	(0.39)	—	(0.30)	—	—
Total dividends and/or distributions to shareholders	(1.33)	(0.67)	(0.13)	(0.57)	(0.07)	(0.13)
Net asset value, end of period/year	$6.83	$8.00	$7.74	$7.02	$10.12	$7.79
Total return	2.74%(B)	12.16%	12.16%	(26.47)%	30.95%	4.96%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$379	$1,481	$241	$73	$29	$21
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93%(C)	0.92%	0.92%	1.02%	1.33%	1.31%
Including waiver and/or reimbursement and recapture	0.84%(C)(D)	0.83%(D)	0.84%(D)	0.98%(E)	0.91%(E)	1.03%
Net investment income (loss) to average net assets	(0.21)%(C)	1.92%	2.29%	2.05%	1.59%	1.24%
Portfolio turnover rate	25%(B)	169%	37%	36%	21%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(E)	TAM contractually agreed to reimburse certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$7.96	$7.70	$7.00	$10.09	$7.78	$7.53
Investment operations:
Net investment income (loss) (A)	(0.00)(B)	0.15	0.19	0.17	0.16	0.11
Net realized and unrealized gain (loss)	0.16	0.78	0.65	(2.66)	2.24	0.29
Total investment operations	0.16	0.93	0.84	(2.49)	2.40	0.40
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.28)	(0.14)	(0.30)	(0.09)	(0.15)
Net realized gains	(1.22)	(0.39)	—	(0.30)	—	—
Total dividends and/or distributions to shareholders	(1.34)	(0.67)	(0.14)	(0.60)	(0.09)	(0.15)
Net asset value, end of period/year	$6.78	$7.96	$7.70	$7.00	$10.09	$7.78
Total return	2.76%(C)	12.31%	12.17%	(26.24)%	31.01%	5.34%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$712,801	$510,720	$647,678	$862,508	$1,467,721	$1,439,535
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84%(D)	0.83%	0.82%	0.81%	0.80%	0.81%
Including waiver and/or reimbursement and recapture	0.84%(D)	0.83%	0.82%	0.81%	0.80%	0.81%
Net investment income (loss) to average net assets	(0.00)%(D)(E)	1.86%	2.34%	2.06%	1.69%	1.45%
Portfolio turnover rate	25%(C)	169%	37%	36%	21%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.00	$7.74	$7.03	$10.13	$7.81	$7.57
Investment operations:
Net investment income (loss) (A)	(0.00)(B)	0.15	0.19	0.19	0.17	0.11
Net realized and unrealized gain (loss)	0.15	0.78	0.66	(2.69)	2.24	0.28
Total investment operations	0.15	0.93	0.85	(2.50)	2.41	0.39
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.28)	(0.14)	(0.30)	(0.09)	(0.15)
Net realized gains	(1.22)	(0.39)	—	(0.30)	—	—
Total dividends and/or distributions to shareholders	(1.34)	(0.67)	(0.14)	(0.60)	(0.09)	(0.15)
Net asset value, end of period/year	$6.81	$8.00	$7.74	$7.03	$10.13	$7.81
Total return	2.59%(C)	12.24%	12.11%	(26.23)%	31.02%	5.19%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,969	$13,937	$12,484	$11,765	$14	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84%(D)	0.83%	0.82%	0.81%	0.80%	0.81%
Including waiver and/or reimbursement and recapture	0.84%(D)	0.83%	0.82%	0.81%	0.80%	0.81%
Net investment income (loss) to average net assets	(0.10)%(D)	1.84%	2.34%	2.28%	1.71%	1.46%
Portfolio turnover rate	25%(C)	169%	37%	36%	21%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica International Focus (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$6,055,189	$—	$—	$—	$6,055,189
Total Borrowings	$6,055,189	$—	$—	$—	$6,055,189
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Currency risk: The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources,
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$695,689,643	95.50%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.750%
Over $500 million up to $1 billion	0.740
Over $1 billion up to $2 billion	0.690
Over $2 billion up to $3 billion	0.675
Over $3 billion	0.660
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.20%	March 1, 2026
Class I	0.97	March 1, 2026
Class I2, Class R6	0.87	March 1, 2026
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$907	$1,908	$2,483	$1,527	$6,825
Class I	11	—	—	—	11

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$898	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$27,321	$4,686
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$330,354,139	$—	$159,143,659	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
For U.S. income tax purposes, ECJ tax reclaims received by the Fund, if any, reduces the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by the Fund during the fiscal period exceeds foreign withholding taxes paid, and the Fund previously passed foreign tax credits on to its shareholders, the Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund's shareholders. During the period ended April 30, 2025, the ECJ tax reclaims received by the Fund did not exceed the foreign withholding taxes of the Fund.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$695,137,322	$56,439,960	$(20,739,897)	$35,700,063
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. OPERATING SEGMENTS (continued)
(“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
APPROVAL OF SUB-ADVISORY AGREEMENTS
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on October 25, 2024, the Board considered the termination of Epoch Investment Partners, Inc. (“Epoch”) as sub-adviser to Transamerica International Focus (the “Fund”) and the approval of a proposed interim sub-advisory agreement between TAM and Sands Capital Management, LLC (“Sands Capital”) with respect to the Fund (the “Sands Interim Sub-Advisory Agreement”), as well as the approval of revised management and sub-advisory fee schedules for the Fund, each of which took effect at the close of business on October 25, 2024. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the Sands Interim Sub-Advisory Agreement and Sands Capital began sub-advising the Fund on October 25, 2024, pursuant to the Sands Interim Sub-Advisory Agreement for a duration of no greater than 150 days.
At a meeting held on December 11-12, 2024, the Board considered the approval of a proposed continuing sub-advisory agreement between TAM and Sands Capital with respect to the Fund (the “Sands Continuing Sub-Advisory Agreement” and together with the Sands Interim Sub-Advisory Agreement, the “Sands Sub-Advisory Agreements”), which took effect at the close of business on December 12, 2024 and superseded the Sands Interim Sub-Advisory Agreement. The Board, including the Independent Trustees, unanimously approved the Sands Continuing Sub-Advisory Agreement for an initial two-year period. The Sands Interim Sub-Advisory Agreement and the Sands Continuing Sub-Advisory Agreement are substantially identical except for term provisions.
Following its review and consideration, the Board determined that the terms of the Sands Sub-Advisory Agreements were reasonable and that approval of each Sands Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. Prior to reaching their decision with respect to each Sands Sub-Advisory Agreement, the Board requested and received from TAM and Sands Capital certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Sands Sub-Advisory Agreements. Among other materials, the Board considered fee, expense and profitability information prepared by TAM. At the December 2024 meeting, the Board received information regarding TAM’s assessment of the sub-advisory services provided by Sands Capital between October 25, 2024 and the date of the meeting. The Board noted that, consistent with Rule 15a-4, the compensation to be received by Sands Capital under the Sands Interim Sub-Advisory Agreement is no greater than the compensation that Epoch would have received under the sub-advisory agreement TAM had previously entered into with Epoch, on behalf of the Fund (the “Prior Sub-Advisory Agreement”).
In their deliberations, the Independent Trustees met privately without representatives of TAM or Sands Capital present and were represented throughout the process by their independent legal counsel. In considering whether to approve the Sands Sub-Advisory Agreements, the Board evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services to be Provided
In evaluating the nature, extent and quality of the services to be provided by Sands Capital under the Sands Sub-Advisory Agreements, the Board considered information provided by TAM and Sands Capital regarding the operations, facilities, organization and personnel of Sands Capital, the anticipated ability of Sands Capital to perform its duties under the Sands Sub-Advisory Agreements and the proposed changes to the Fund’s principal investment strategies. The Board further considered: (i) that Sands Capital is an experienced asset management firm; (ii) TAM’s recommendation that Sands Capital be appointed as sub-adviser to the Fund; and (iii) TAM’s belief that Sands Capital has the capabilities, resources and personnel necessary to provide sub-advisory services to the Fund based on TAM’s assessment of Sands Capital’s organization, investment personnel and experience. The Board also considered Sands Capital’s proposed responsibilities and experience with the Fund’s proposed principal investment strategies.
The Board noted that TAM had advised the Board that neither the approval of the Sands Sub-Advisory Agreements nor the approval of the new management and sub-advisory fee schedules was expected to result in any diminution in the nature, extent and quality of the services provided to the Fund and its shareholders, including compliance services. Based on these and other considerations, the Board determined that Sands Capital can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Funds and that Sands Capital’s appointment is not expected to diminish the nature, extent and quality of services provided to the Fund.
Investment Performance
. The Board considered Sands Capital’s investment management experience, capabilities and resources. The Board reviewed the historical performance of the Fund for the past 1-, 3- and 5- year periods and the period since the inception of the Fund’s new proposed strategy, each ended September 30, 2024, as compared to: (i) the historical performance of the proposed strategy for the Fund; (ii) the benchmark that TAM utilizes to measure performance of the Fund (“Performance Benchmark”); and (iii) the Fund’s current and proposed Morningstar peer group medians. The Board noted that the proposed strategy outperformed the Fund, the Performance Benchmark and the Fund’s current and proposed Morningstar peer group medians over the past 1- and 5-year periods and over the period since the
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

APPROVAL OF SUB-ADVISORY AGREEMENTS (continued)
proposed strategy’s inception. The Board noted that the proposed strategy underperformed the Fund, the Performance Benchmark and the Fund’s Morningstar peer group medians over the past 3-year period.
On the basis of this information and the Board’s assessment of the nature, extent and quality of the sub-advisory services to be provided by Sands Capital, the Board concluded that Sands Capital is capable of generating a level of investment performance that is appropriate in scope and extent in light of the Fund’s proposed new principal investment strategies, the competitive landscape of the investment company business and shareholder needs.
Management and Sub-Advisory Fees and Total Expense Ratio
The Board considered the new management and sub-advisory fee schedules (“Fee Changes”) for the Fund. The Board noted that the sub-advisory fee schedules for the Sands Interim Sub-Advisory Agreement and the Sands Continuing Sub-Advisory Agreement are identical. The Board noted that the Fee Changes would result in lower management and sub-advisory fees paid as of October 25, 2024, resulting in immediate savings for current shareholders of the Fund, other than shareholders of Class A of the Fund, which would not experience any immediate savings but would also not experience any cost increases.
The Board reviewed the management fee and total expense ratio of each class of the Fund, based on the annual fund operating expenses disclosed in the current prospectus and assuming implementation of the Fee Changes, as compared to the applicable Lipper and Morningstar peer group medians. The Board Members considered that the management fees of the Fund would be above the applicable Lipper and Morningstar peer group medians. The Board further considered that, with the exception of Class A shares of the Fund, the total expense ratio of each class of the Fund’s shares would be below the applicable Lipper and Morningstar peer group medians.
The Board considered that TAM had negotiated with Sands Capital to have the assets of the Fund and of Transamerica International Focus VP, a series of Transamerica Series Trust, aggregated with the assets of the Great Gray Trust Company Transamerica International Growth CIT for purposes of computing breakpoints in the sub-advisory fee schedules under the Sands Sub-Advisory Agreements.
The Board considered the portion of the Fund’s management fees to be retained by TAM following payment of the sub-advisory fees by TAM to Sands Capital under the Sands Sub-Advisory Agreements and noted that TAM considered the amount to be reasonable compensation for its services. The Board also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees and/or reimbursing expenses for the benefit of shareholders. On the basis of these and other considerations, together with the other information it considered, the Board determined that the new management and sub-advisory fee schedules were reasonable in light of the services to be provided.
Cost of Services to be Provided and Level of Profitability
The Board considered the sub-advisory fee schedules under the Sands Sub-Advisory Agreements, noting that the proposed sub-advisory fee schedules payable by TAM to Sands Capital are lower than the fee schedules in the Prior Sub-Advisory Agreement, and are the product of arm’s-length negotiation between TAM and Sands Capital, which is not affiliated with TAM, and would be paid by TAM and not the Fund. As a result, the Board did not consider Sands Capital’s anticipated profitability to be material to its decision to approve the Sands Sub-Advisory Agreements. On the basis of these considerations, together with the other information they considered, the Board determined that the sub-advisory fees to be received by Sands Capital under the Sands Sub-Advisory Agreements are reasonable in light of the sub-advisory services to be provided. The Board also reviewed pro forma estimated TAM profitability information provided by TAM, noting that, based on assets as of September 30, 2024, assuming implementation of the Fee Changes, TAM would experience a minimal increase in net management fees it retains with respect to the Fund and that the Fund’s revised net management fee would allow TAM to be reasonably compensated for its services.
Economies of Scale
In evaluating the extent to which the Fund’s new management fee schedule, and the sub-advisory fees payable under the Sands Sub-Advisory Agreements, reflect economies of scale or would permit economies of scale to be realized in the future, the Board considered the existence of breakpoints in both the management and sub-advisory fee schedules. The Board concluded that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by the Fund to TAM, and the sub-advisory fees payable by TAM to Sands Capital, in light of any economies of scale experienced in the future.
Fall-Out Benefits
The Board considered other benefits expected to be derived by Sands Capital from its relationships with the Fund. The Board noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with Sands Capital or the Fund, and that TAM believes that the use of soft dollars by Sands Capital is generally appropriate and in the best interest of the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Focus

APPROVAL OF SUB-ADVISORY AGREEMENTS (continued)
Conclusion
After consideration of the factors described above, as well as other factors, the Board , including the Independent Trustees, concluded that the approval of the new management and sub-advisory fee schedules and each Sands Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and voted to approve the new management and sub-advisory fee schedules and the Sands Sub-Advisory Agreements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453782 TA INTL FOCUS 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica International Small Cap Value
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Australia - 4.7%
BlueScope Steel Ltd.	802,100	$ 12,264,055
Charter Hall Group, REIT	563,132	6,096,071
Omni Bridgeway Ltd. (A)(B)	2,224,069	2,079,956
Qantas Airways Ltd.	2,119,900	12,017,435
SGH Ltd.	90,400	2,956,088
Whitehaven Coal Ltd.	633,000	2,023,287
Yancoal Australia Ltd. (B)	713,300	2,275,384
		39,712,276
Austria - 0.6%
Strabag SE	58,500	5,122,807
Belgium - 3.2%
Barco NV (B)	242,034	3,301,228
D'ieteren Group (B)	60,208	11,983,911
Fagron (B)	214,748	4,987,186
Groupe Bruxelles Lambert NV	83,227	6,835,572
		27,107,897
Denmark - 2.2%
Scandinavian Tobacco Group AS (C)	799,628	11,626,098
Schouw & Co. AS	78,467	7,121,455
		18,747,553
Finland - 0.9%
Enento Group OYJ (B)(C)	167,800	3,235,371
Raisio OYJ, V Shares	1,446,183	4,022,049
		7,257,420
France - 6.1%
Coface SA	620,900	12,667,998
Elis SA	565,900	14,462,767
ICADE, REIT	78,200	1,851,508
JCDecaux SE (A)	315,600	5,473,748
Kaufman & Broad SA	211,829	8,290,984
Virbac SACA	25,100	8,818,975
		51,565,980
Germany - 5.0%
Borussia Dortmund GmbH & Co. KGaA	500,180	1,858,544
BRANICKS Group AG (A)(B)	157,861	343,359
DWS Group GmbH & Co. KGaA (C)	123,800	6,468,187
Elmos Semiconductor SE	70,200	4,731,803
Gerresheimer AG	144,400	9,716,867
K&S AG	285,000	4,949,480
SAF-Holland SE	460,488	8,304,892
SUSS MicroTec SE	100,600	3,813,261
Takkt AG	284,713	2,451,283
		42,637,676
Greece - 1.1%
Motor Oil Hellas Corinth Refineries SA	388,451	9,373,212
Hong Kong - 0.4%
Great Eagle Holdings Ltd.	1,524,493	2,555,368
Pacific Textiles Holdings Ltd.	6,319,600	1,002,257
		3,557,625
	Shares	Value
COMMON STOCKS (continued)
Ireland - 3.4%
Bank of Ireland Group PLC	2,133,900	$ 24,959,549
C&C Group PLC	2,057,785	3,773,558
		28,733,107
Italy - 2.8%
BFF Bank SpA (A)(C)	931,600	8,791,178
Buzzi SpA	288,800	15,088,953
		23,880,131
Japan - 34.0%
A&D HOLON Holdings Co. Ltd.	345,300	4,303,571
Air Water, Inc.	411,800	5,598,959
Capcom Co. Ltd.	765,000	22,145,300
CKD Corp.	456,300	6,647,593
DTS Corp.	351,900	10,004,711
Fuji Corp.	471,300	7,004,564
FULLCAST Holdings Co. Ltd.	224,500	2,510,669
Furyu Corp.	148,500	966,943
Galilei Co. Ltd.	239,600	4,799,373
GMO internet group, Inc.	460,300	10,755,786
Hikari Tsushin, Inc.	59,700	16,526,269
Horiba Ltd.	172,500	11,773,867
Hosokawa Micron Corp.	102,000	2,832,144
Japan Petroleum Exploration Co. Ltd.	909,300	6,518,622
Kadokawa Corp.	213,900	5,738,708
Kaken Pharmaceutical Co. Ltd.	79,400	2,257,386
Katitas Co. Ltd.	205,900	2,975,167
Kumiai Chemical Industry Co. Ltd. (B)	712,800	3,788,838
MatsukiyoCocokara & Co.	336,300	6,177,731
MEITEC Group Holdings, Inc.	322,600	6,614,225
Nakanishi, Inc.	546,700	7,119,565
Nextage Co. Ltd. (B)	150,600	1,880,130
Nichiha Corp.	281,000	5,697,433
Nippon Parking Development Co. Ltd.	2,418,800	4,026,258
Organo Corp.	144,400	6,857,435
Paramount Bed Holdings Co. Ltd.	391,700	6,298,212
PCA Corp. (B)	387,300	4,970,594
Rohto Pharmaceutical Co. Ltd. (B)	432,400	7,212,715
RS Technologies Co. Ltd.	144,400	2,681,368
Sanwa Holdings Corp.	738,300	24,196,907
Square Enix Holdings Co. Ltd.	280,100	16,218,687
Starts Corp., Inc.	105,500	2,862,918
Takasago Thermal Engineering Co. Ltd.	305,300	13,494,866
TKC Corp. (B)	122,800	3,452,623
Token Corp. (B)	79,300	7,393,125
Topcon Corp.	306,900	6,965,243
USS Co. Ltd.	1,296,500	12,957,746
Wakita & Co. Ltd.	356,700	4,388,273
Yonex Co. Ltd.	648,700	10,589,354
		289,203,878
Netherlands - 5.4%
Euronext NV (C)	82,980	13,818,579
Koninklijke Vopak NV	221,200	9,131,373
Van Lanschot Kempen NV	390,500	22,583,403
		45,533,355
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Norway - 3.4%
ABG Sundal Collier Holding ASA	6,958,327	$ 4,380,976
Aker ASA, Class A	153,800	8,870,177
Protector Forsikring ASA	283,200	9,949,593
Var Energi ASA	2,131,200	5,852,739
		29,053,485
Republic of Korea - 1.3%
Eugene Technology Co. Ltd.	307,909	7,364,689
Value Added Technology Co. Ltd.	279,600	3,992,881
		11,357,570
Singapore - 0.7%
ASMPT Ltd.	809,200	5,446,418
Spain - 2.7%
Fluidra SA	157,900	3,634,783
Logista Integral SA	448,264	15,295,421
Vidrala SA (B)	39,300	4,265,114
		23,195,318
Sweden - 2.3%
Cloetta AB, B Shares	2,908,800	8,456,601
Husqvarna AB, B Shares (B)	763,700	3,559,535
Nobia AB (A)(B)	501,000	171,777
Ratos AB, B Shares (B)	650,800	2,211,192
Trelleborg AB, B Shares (B)	148,700	5,120,000
		19,519,105
Switzerland - 3.3%
Swissquote Group Holding SA	55,176	28,278,243
United Kingdom - 14.5%
Barratt Redrow PLC	2,518,428	15,633,696
Bellway PLC	349,200	12,481,468
Burberry Group PLC	355,700	3,430,165
Clarkson PLC	167,500	7,333,019
Domino's Pizza Group PLC	1,991,700	7,140,175
Howden Joinery Group PLC	962,600	9,865,176
IG Group Holdings PLC	1,047,235	14,863,682
Inchcape PLC	418,600	3,746,087
Informa PLC	1,067,027	10,349,517
Intermediate Capital Group PLC	336,135	8,403,868
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Lancashire Holdings Ltd.	735,800	$ 5,520,785
Morgan Sindall Group PLC	163,500	7,702,644
Oxford Metrics PLC (B)	1,009,500	699,588
Savills PLC	635,900	7,855,995
Schroders PLC	1,937,700	8,480,517
		123,506,382
Total Common Stocks (Cost $636,741,801)		832,789,438
PREFERRED STOCK - 0.5%
Italy - 0.5%
Danieli & C Officine Meccaniche SpA
1.39% (D)(E)	158,190	4,268,678
Total Preferred Stock (Cost $2,646,916)		4,268,678
OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (E)	11,580,612	11,580,612
Total Other Investment Company (Cost $11,580,612)		11,580,612

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.80% (E), dated 04/30/2025, to be repurchased at $4,118,080 on 05/01/2025. Collateralized by a U.S. Government Obligation, 4.00%, due 10/31/2029, and with a value of $4,200,430.	$ 4,117,874	4,117,874
Total Repurchase Agreement (Cost $4,117,874)		4,117,874
Total Investments (Cost $655,087,203)		852,756,602
Net Other Assets (Liabilities) - (0.3)%		(2,878,892)
Net Assets - 100.0%		$ 849,877,710
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	12.8%	$109,488,647
Machinery	5.3	44,724,105
Household Durables	5.2	43,971,050
Building Products	5.1	43,389,206
Entertainment	4.7	40,222,531
Oil, Gas & Consumable Fuels	4.1	35,174,617
Insurance	3.3	28,138,376
Electronic Equipment, Instruments & Components	3.1	26,343,909
Industrial Conglomerates	3.0	25,396,446
Banks	2.9	24,959,549
Semiconductors & Semiconductor Equipment	2.8	24,037,539
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Media	2.5%	$21,561,973
Commercial Services & Supplies	2.5	20,940,308
IT Services	2.4	20,760,497
Food Products	2.3	19,600,105
Financial Services	2.1	17,706,706
Health Care Equipment & Supplies	2.0	17,410,658
Trading Companies & Distributors	2.0	17,209,537
Real Estate Management & Development	2.0	16,592,807
Professional Services	1.9	15,812,888
Distributors	1.8	15,729,998
Air Freight & Logistics	1.8	15,295,421
Construction Materials	1.8	15,088,953
Specialty Retail	1.7	14,837,876
Chemicals	1.7	14,337,277
Construction & Engineering	1.5	12,825,451
Metals & Mining	1.4	12,264,055
Passenger Airlines	1.4	12,017,435
Tobacco	1.4	11,626,098
Leisure Products	1.4	11,556,297
Pharmaceuticals	1.3	11,076,361
Life Sciences Tools & Services	1.1	9,716,867
Automobile Components	1.0	8,304,892
Diversified REITs	0.9	7,947,579
Marine Transportation	0.9	7,333,019
Personal Care Products	0.9	7,212,715
Hotels, Restaurants & Leisure	0.8	7,140,175
Consumer Staples Distribution & Retail	0.7	6,177,731
Software	0.7	5,670,182
Health Care Providers & Services	0.6	4,987,186
Textiles, Apparel & Luxury Goods	0.5	4,432,422
Containers & Packaging	0.5	4,265,114
Beverages	0.4	3,773,558
Investments	98.2	837,058,116
Short-Term Investments	1.8	15,698,486
Total Investments	100.0%	$ 852,756,602
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$832,789,438	$—	$832,789,438
Preferred Stock	—	4,268,678	—	4,268,678
Other Investment Company	11,580,612	—	—	11,580,612
Repurchase Agreement	—	4,117,874	—	4,117,874
Total Investments	$11,580,612	$841,175,990	$—	$852,756,602
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $27,750,471, collateralized by cash collateral of $11,580,612 and non-cash collateral, such as U.S. government securities of $17,616,152. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $43,939,413, representing 5.2% of the
Fund's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Rate disclosed reflects the yield at April 30, 2025.
(F)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $650,969,329) (including securities loaned of $27,750,471)	$848,638,728
Repurchase agreement, at value (cost $4,117,874)	4,117,874
Foreign currency, at value (cost $251,899)	252,916
Receivables and other assets:
Investments sold	27,366
Net income from securities lending	24,548
Shares of beneficial interest sold	1,169,394
Dividends	6,157,663
Interest	206
Tax reclaims	1,965,686
Prepaid expenses	2,940
Total assets	862,357,321
Liabilities:
Cash collateral received upon return of:
Securities on loan	11,580,612
Payables and other liabilities:
Shares of beneficial interest redeemed	157,763
Investment management fees	571,815
Transfer agent fees	34,520
Trustee and CCO fees	2,605
Audit and tax fees	17,785
Custody fees	84,731
Legal fees	9,409
Printing and shareholder reports fees	11,849
Other accrued expenses	8,522
Total liabilities	12,479,611
Net assets	$849,877,710
Net assets consist of:
Paid-in capital	$673,673,703
Total distributable earnings (accumulated losses)	176,204,007
Net assets	$849,877,710
Net assets by class:
Class I	$393,987,026
Class I2	455,879,541
Class R6	11,143
Shares outstanding (unlimited shares, no par value):
Class I	24,546,177
Class I2	28,332,989
Class R6	680
Net asset value per share: (A)
Class I	$16.05
Class I2	16.09
Class R6	16.39

(A)	Net asset value per share for Class I, I2 and R6 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$18,380,351
Interest income	251,835
Net income from securities lending	94,291
Withholding taxes on foreign income	(2,059,631)
Total investment income	16,666,846
Expenses:
Investment management fees	3,399,919
Transfer agent fees:
Class I	186,283
Class I2	15,702
Trustee and CCO fees	15,808
Audit and tax fees	16,623
Custody fees	68,212
Legal fees	24,340
Printing and shareholder reports fees	39,907
Registration fees	31,165
Insurance fees	15,262
Interest	3,581
Other	20,550
Total expenses	3,837,352
Net investment income (loss)	12,829,494
Net realized gain (loss) on:
Investments	(3,353,887)
Foreign currency transactions	(98,542)
Net realized gain (loss)	(3,452,429)
Net change in unrealized appreciation (depreciation) on:
Investments	83,101,649
Translation of assets and liabilities denominated in foreign currencies	369,409
Net change in unrealized appreciation (depreciation)	83,471,058
Net realized and change in unrealized gain (loss)	80,018,629
Net increase (decrease) in net assets resulting from operations	$92,848,123
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$12,829,494	$17,652,402
Net realized gain (loss)	(3,452,429)	16,438,186
Net change in unrealized appreciation (depreciation)	83,471,058	112,655,410
Net increase (decrease) in net assets resulting from operations	92,848,123	146,745,998
Dividends and/or distributions to shareholders:
Class I	(20,151,412)	(10,359,911)
Class I2	(23,366,723)	(10,691,629)
Class R6 (A)	(389)	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(43,518,524)	(21,051,540)
Capital share transactions:
Proceeds from shares sold:
Class I	61,523,497	85,381,363
Class I2	12,794,995	56,323,915
Class R6 (A)	—	10,000
	74,318,492	141,715,278
Dividends and/or distributions reinvested:
Class I	19,862,741	10,224,018
Class I2	23,366,723	10,691,629
Class R6 (A)	389	—
	43,229,853	20,915,647
Cost of shares redeemed:
Class I	(69,316,286)	(103,279,589)
Class I2	(19,594,856)	(30,666,136)
	(88,911,142)	(133,945,725)
Net increase (decrease) in net assets resulting from capital share transactions	28,637,203	28,685,200
Net increase (decrease) in net assets	77,966,802	154,379,658
Net assets:
Beginning of period/year	771,910,908	617,531,250
End of period/year	$849,877,710	$771,910,908
Capital share transactions - shares:
Shares issued:
Class I	4,127,176	5,844,436
Class I2	909,067	3,590,905
Class R6 (A)	—	653
	5,036,243	9,435,994
Shares reinvested:
Class I	1,412,713	733,957
Class I2	1,658,391	765,876
Class R6 (A)	27	—
	3,071,131	1,499,833
Shares redeemed:
Class I	(4,679,811)	(7,186,459)
Class I2	(1,365,861)	(2,082,136)
	(6,045,672)	(9,268,595)
Net increase (decrease) in shares outstanding:
Class I	860,078	(608,066)
Class I2	1,201,597	2,274,645
Class R6 (A)	27	653
	2,061,702	1,667,232

(A)	Commenced operations on May 31, 2024.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$15.17	$12.55	$11.25	$16.30	$11.94	$12.60
Investment operations:
Net investment income (loss) (A)	0.24	0.35	0.33	0.27	0.28	0.13
Net realized and unrealized gain (loss)	1.48	2.69	1.41	(4.74)	4.23	(0.51)
Total investment operations	1.72	3.04	1.74	(4.47)	4.51	(0.38)
Contributions from affiliate	—	—	—	0.01 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.63)	(0.42)	(0.09)	(0.42)	(0.15)	(0.28)
Net realized gains	(0.21)	—	(0.35)	(0.17)	—	—
Total dividends and/or distributions to shareholders	(0.84)	(0.42)	(0.44)	(0.59)	(0.15)	(0.28)
Net asset value, end of period/year	$16.05	$15.17	$12.55	$11.25	$16.30	$11.94
Total return	12.19%(C)	24.55%	15.54%	(28.23)%(B)	37.93%	(3.21)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$393,987	$359,244	$304,824	$233,431	$348,810	$232,368
Expenses to average net assets	1.04%(D)	1.09%	1.11%	1.10%	1.09%	1.11%
Net investment income (loss) to average net assets	3.25%(D)	2.39%	2.47%	2.06%	1.82%	1.09%
Portfolio turnover rate	4%(C)	15%	18%	14%	14%	30%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.07%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$15.21	$12.58	$11.28	$16.34	$11.96	$12.63
Investment operations:
Net investment income (loss) (A)	0.25	0.37	0.34	0.29	0.30	0.12
Net realized and unrealized gain (loss)	1.49	2.70	1.41	(4.75)	4.24	(0.49)
Total investment operations	1.74	3.07	1.75	(4.46)	4.54	(0.37)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.65)	(0.44)	(0.10)	(0.43)	(0.16)	(0.30)
Net realized gains	(0.21)	—	(0.35)	(0.17)	—	—
Total dividends and/or distributions to shareholders	(0.86)	(0.44)	(0.45)	(0.60)	(0.16)	(0.30)
Net asset value, end of period/year	$16.09	$15.21	$12.58	$11.28	$16.34	$11.96
Total return	12.26%(B)	24.67%	15.63%	(28.23)%	38.13%	(3.15)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$455,880	$412,657	$312,707	$334,444	$489,410	$282,379
Expenses to average net assets	0.94%(C)	0.99%	1.01%	1.01%	0.99%	1.01%
Net investment income (loss) to average net assets	3.34%(C)	2.49%	2.53%	2.18%	1.92%	1.04%
Portfolio turnover rate	4%(B)	15%	18%	14%	14%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024 (A)
Net asset value, beginning of period/year	$15.21	$15.32
Investment operations:
Net investment income (loss) (B)	0.25	0.12
Net realized and unrealized gain (loss)	1.52	(0.23)(C)
Total investment operations	1.77	(0.11)
Contributions from affiliate	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.38)	—
Net realized gains	(0.21)	—
Total dividends and/or distributions to shareholders	(0.59)	—
Net asset value, end of period/year	$16.39	$15.21
Total return (D)	12.23%	(0.72)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11	$10
Expenses to average net assets	0.94%(E)	0.98%
Net investment income (loss) to average net assets	3.35%(E)	1.84%
Portfolio turnover rate	4%(D)	15%

(A)	Commenced operations on May 31, 2024.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica International Small Cap Value (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $2,125.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025. For the period December 31, 2024 to April 30, 2025, the Fund's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$3,850,000	6	5.58%
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$11,580,612	$—	$—	$—	$11,580,612
Total Borrowings	$11,580,612	$—	$—	$—	$11,580,612
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Currency risk: The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$451,794,991	53.16%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $300 million	0.895%
Over $300 million up to $750 million	0.870
Over $750 million up to $1 billion	0.770
Over $1 billion	0.750
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2025
Class I	1.10%	March 1, 2026
Class I2	1.00	March 1, 2026
Class R6	1.04	March 1, 2026
Prior to March 1, 2025
Class R6	1.06
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of April 30, 2025, there are no amounts available for recapture by TAM.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$199,289	$33,598
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$32,441,013	$—	$35,098,350	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
For U.S. income tax purposes, ECJ tax reclaims received by the Fund, if any, reduces the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by the Fund during the fiscal period exceeds foreign withholding taxes paid, and the Fund previously passed foreign tax credits on to its shareholders, the Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund's shareholders. During the period ended April 30, 2025, the ECJ tax reclaims received by the Fund did not exceed the foreign withholding taxes of the Fund.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$655,087,203	$259,577,478	$(61,908,079)	$197,669,399
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Small Cap Value

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453782 TA INTL SCV 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica International Stock
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica International Stock

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 93.4%
Australia - 4.1%
AGL Energy Ltd.	160,592	$ 1,093,479
ANZ Group Holdings Ltd.	57,552	1,100,787
Aristocrat Leisure Ltd.	66,284	2,837,908
BlueScope Steel Ltd.	85,548	1,308,023
CSL Ltd.	6,277	1,009,727
Evolution Mining Ltd.	902,750	4,527,750
Goodman Group, REIT	69,012	1,325,285
Northern Star Resources Ltd.	120,195	1,476,686
Qantas Airways Ltd.	577,351	3,272,927
South32 Ltd.	290,950	512,512
		18,465,084
Belgium - 0.3%
Anheuser-Busch InBev SA	21,107	1,377,278
Denmark - 2.2%
Danske Bank AS	76,148	2,654,605
Genmab AS (A)	6,387	1,347,387
Novo Nordisk AS, Class B	91,736	6,057,723
		10,059,715
Finland - 0.7%
Nokia OYJ	447,454	2,224,777
UPM-Kymmene OYJ (B)	32,041	846,462
		3,071,239
France - 8.9%
BNP Paribas SA	18,754	1,578,327
Cie de Saint-Gobain SA	23,904	2,586,107
Credit Agricole SA	63,966	1,194,930
Eiffage SA	24,799	3,364,204
Hermes International SCA	539	1,459,960
L'Oreal SA (A)	6,455	2,829,957
LVMH Moet Hennessy Louis Vuitton SE	1,366	755,012
Publicis Groupe SA	15,783	1,595,949
Renault SA	132,791	7,014,660
Safran SA	4,775	1,260,381
Sanofi SA	33,640	3,654,662
Societe Generale SA	121,685	6,286,002
TotalEnergies SE	51,588	2,989,867
Unibail-Rodamco-Westfield, REIT (A)	26,779	2,260,684
Veolia Environnement SA (B)	44,489	1,621,852
		40,452,554
Germany - 9.2%
Allianz SE	2,700	1,113,671
Bayerische Motoren Werke AG	25,412	2,138,948
Deutsche Telekom AG	166,341	5,954,688
E.ON SE	192,954	3,369,535
Fresenius SE & Co. KGaA (A)	36,847	1,744,822
Infineon Technologies AG	57,487	1,881,437
MTU Aero Engines AG	5,906	2,033,278
Rheinmetall AG	3,482	5,912,934
SAP SE	33,514	9,692,810
Siemens AG	26,322	6,021,925
Vonovia SE	52,297	1,732,314
		41,596,362
	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 1.3%
AIA Group Ltd.	354,400	$ 2,654,938
CLP Holdings Ltd.	86,000	735,185
Hong Kong Exchanges & Clearing Ltd.	38,500	1,691,784
Jardine Matheson Holdings Ltd.	21,100	938,106
		6,020,013
Ireland - 0.2%
DCC PLC	14,202	924,774
Israel - 1.0%
Teva Pharmaceutical Industries Ltd., ADR (A)	276,790	4,293,013
Italy - 2.9%
ENEL SpA	302,252	2,617,354
Ferrari NV	3,118	1,418,543
Intesa Sanpaolo SpA	1,089,966	5,781,186
Leonardo SpA	65,662	3,406,844
		13,223,927
Japan - 23.6%
Asahi Group Holdings Ltd.	232,100	3,201,967
Chugoku Electric Power Co., Inc. (B)	150,900	799,776
Dai-ichi Life Holdings, Inc.	295,600	2,118,074
Daiichi Sankyo Co. Ltd.	71,900	1,832,449
Daiwa House Industry Co. Ltd.	88,100	3,176,357
Disco Corp.	6,600	1,274,948
FUJIFILM Holdings Corp.	258,800	5,313,382
Fujitsu Ltd.	193,100	4,255,547
Honda Motor Co. Ltd.	226,100	2,297,687
ITOCHU Corp.	108,800	5,541,206
Japan Tobacco, Inc.	53,000	1,633,592
JFE Holdings, Inc.	137,200	1,592,894
KDDI Corp.	382,000	6,742,041
Marubeni Corp.	241,000	4,261,071
Mitsubishi Corp.	59,800	1,134,268
Mitsubishi UFJ Financial Group, Inc.	356,800	4,500,551
Mitsui & Co. Ltd.	112,000	2,270,080
Mizuho Financial Group, Inc.	79,990	2,002,827
MS&AD Insurance Group Holdings, Inc.	69,300	1,572,797
Murata Manufacturing Co. Ltd.	53,800	833,076
NEC Corp.	147,500	3,585,886
Nintendo Co. Ltd.	45,500	3,764,617
Nippon Telegraph & Telephone Corp.	3,293,600	3,439,184
Nomura Holdings, Inc.	513,000	2,838,758
Olympus Corp.	326,200	4,256,022
Otsuka Holdings Co. Ltd.	77,800	3,785,527
Recruit Holdings Co. Ltd.	36,100	2,005,219
Renesas Electronics Corp.	83,300	974,397
Sekisui Chemical Co. Ltd.	162,400	2,827,064
Sekisui House Ltd.	63,000	1,443,475
SoftBank Group Corp.	20,900	1,047,193
Sony Group Corp.	167,100	4,407,148
Sumitomo Corp.	159,500	3,902,161
Sumitomo Mitsui Financial Group, Inc.	199,300	4,739,264
Suzuki Motor Corp.	175,200	2,092,279
Takeda Pharmaceutical Co. Ltd.	33,700	1,021,276
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Electron Ltd.	7,500	$ 1,113,355
Toyota Motor Corp.	181,300	3,460,398
		107,057,813
Netherlands - 4.7%
ASM International NV	2,732	1,316,281
ASML Holding NV	12,184	8,040,044
Koninklijke Ahold Delhaize NV	61,108	2,501,836
Koninklijke Philips NV (B)	77,567	1,960,420
NN Group NV	40,310	2,461,355
Prosus NV	70,815	3,283,118
Stellantis NV	191,157	1,762,736
		21,325,790
New Zealand - 0.5%
Xero Ltd. (A)	21,141	2,223,440
Singapore - 3.4%
DBS Group Holdings Ltd.	226,680	7,367,404
Oversea-Chinese Banking Corp. Ltd.	397,300	4,912,637
United Overseas Bank Ltd.	118,200	3,134,865
		15,414,906
Spain - 4.4%
Banco Bilbao Vizcaya Argentaria SA	174,124	2,378,913
Banco Santander SA (B)	1,382,154	9,679,614
Iberdrola SA	320,257	5,766,759
Redeia Corp. SA	70,806	1,483,933
Repsol SA	51,301	628,238
		19,937,457
Sweden - 1.7%
Alfa Laval AB (B)	44,959	1,861,062
Assa Abloy AB, Class B	66,958	2,020,066
Atlas Copco AB, A Shares (B)	140,011	2,170,674
SKF AB, B Shares	92,165	1,807,447
		7,859,249
Switzerland - 6.8%
ABB Ltd.	57,681	3,018,407
Alcon AG	34,737	3,352,698
Holcim AG	32,243	3,578,432
Nestle SA	19,956	2,121,451
Novartis AG	57,965	6,586,948
Roche Holding AG	18,378	5,996,481
UBS Group AG	205,213	6,188,588
		30,843,005
United Kingdom - 17.5%
3i Group PLC	167,286	9,439,371
AstraZeneca PLC	27,460	3,926,015
BAE Systems PLC	80,336	1,857,022
Barclays PLC	1,587,447	6,279,077
BP PLC	331,326	1,546,779
British American Tobacco PLC	62,229	2,693,652
Coca-Cola Europacific Partners PLC	45,345	4,114,605
Compass Group PLC	65,101	2,184,621
GSK PLC	104,964	2,075,203
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Halma PLC	46,716	$ 1,715,843
HSBC Holdings PLC	716,878	7,948,794
Imperial Brands PLC	117,419	4,810,330
Lloyds Banking Group PLC	2,136,176	2,086,196
Marks & Spencer Group PLC	250,151	1,296,834
RELX PLC	60,532	3,280,891
Rio Tinto PLC	34,117	2,021,951
Rolls-Royce Holdings PLC	665,418	6,688,269
Sage Group PLC	115,368	1,902,669
Shell PLC	96,155	3,127,399
SSE PLC	73,225	1,651,172
Standard Chartered PLC	189,782	2,721,447
Unilever PLC	78,811	4,998,448
Vodafone Group PLC	1,099,370	1,073,355
		79,439,943
Total Common Stocks (Cost $340,198,490)		423,585,562
PREFERRED STOCKS - 1.3%
Germany - 1.3%
Henkel AG & Co. KGaA
2.97% (C)	38,265	2,965,039
Volkswagen AG
9.47% (C)	27,732	2,998,363
Total Preferred Stocks (Cost $7,119,246)		5,963,402
EXCHANGE-TRADED FUND - 0.5%
United States - 0.5%
iShares MSCI EAFE ETF (B)	$ 28,635	2,426,816
Total Exchange-Traded Fund (Cost $2,164,874)		2,426,816
OTHER INVESTMENT COMPANY - 3.5%
Securities Lending Collateral - 3.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (C)	15,812,536	15,812,536
Total Other Investment Company (Cost $15,812,536)		15,812,536
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 4.2%
Fixed Income Clearing Corp.,
1.80% (C), dated 04/30/2025, to be
repurchased at $18,930,641 on 05/01/2025.
Collateralized by a U.S. Government
Obligation, 4.00%, due 01/31/2031, and
with a value of $19,308,422.
$ 18,929,695	$ 18,929,695
Total Repurchase Agreement (Cost $18,929,695)	18,929,695
Total Investments (Cost $384,224,841)	466,718,011
Net Other Assets (Liabilities) - (2.9)%	(13,052,077)
Net Assets - 100.0%	$ 453,665,934
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	16.4%	$76,347,426
Pharmaceuticals	8.4	39,229,297
Automobiles	5.0	23,183,614
Aerospace & Defense	4.5	21,158,728
Capital Markets	4.3	20,158,501
Trading Companies & Distributors	3.7	17,108,786
Semiconductors & Semiconductor Equipment	3.1	14,600,462
Software	3.0	13,818,919
Electric Utilities	2.8	13,054,179
Metals & Mining	2.4	11,439,816
Industrial Conglomerates	2.3	10,711,869
Insurance	2.1	9,920,835
Health Care Equipment & Supplies	2.0	9,569,140
Diversified Telecommunication Services	2.0	9,393,872
Tobacco	2.0	9,137,574
Wireless Telecommunication Services	1.9	8,862,589
Beverages	1.9	8,693,850
Oil, Gas & Consumable Fuels	1.8	8,292,283
IT Services	1.7	7,841,433
Personal Care Products	1.7	7,828,405
Multi-Utilities	1.3	6,084,866
Household Durables	1.3	5,850,623
Machinery	1.2	5,839,183
Technology Hardware, Storage & Peripherals	1.1	5,313,382
Professional Services	1.1	5,286,110
Hotels, Restaurants & Leisure	1.1	5,022,529
Real Estate Management & Development	1.1	4,908,671
Building Products	1.0	4,606,173
Consumer Staples Distribution & Retail	0.8	3,798,670
Entertainment	0.8	3,764,617
Construction Materials	0.8	3,578,432
Construction & Engineering	0.7	3,364,204
Broadline Retail	0.7	3,283,118
Passenger Airlines	0.7	3,272,927
Electrical Equipment	0.6	3,018,407
Household Products	0.6	2,965,039
Electronic Equipment, Instruments & Components	0.5	2,548,919
International Equity Fund	0.5	2,426,816
Biotechnology	0.5	2,357,114
Retail REITs	0.5	2,260,684
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Communications Equipment	0.5%	$2,224,777
Textiles, Apparel & Luxury Goods	0.5	2,214,972
Food Products	0.5	2,121,451
Health Care Providers & Services	0.4	1,744,822
Media	0.3	1,595,949
Industrial REITs	0.3	1,325,285
Paper & Forest Products	0.2	846,462
Investments	92.6	431,975,780
Short-Term Investments	7.4	34,742,231
Total Investments	100.0%	$ 466,718,011
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$8,407,618	$415,177,944	$—	$423,585,562
Preferred Stocks	—	5,963,402	—	5,963,402
Exchange-Traded Fund	2,426,816	—	—	2,426,816
Other Investment Company	15,812,536	—	—	15,812,536
Repurchase Agreement	—	18,929,695	—	18,929,695
Total Investments	$26,646,970	$440,071,041	$—	$466,718,011
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $18,714,553, collateralized by cash collateral of $15,812,536 and non-cash collateral, such as U.S. government securities of $3,814,228. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2025.
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $365,295,146) (including securities loaned of $18,714,553)	$447,788,316
Repurchase agreement, at value (cost $18,929,695)	18,929,695
Foreign currency, at value (cost $18,058)	18,018
Receivables and other assets:
Net income from securities lending	9,090
Shares of beneficial interest sold	256,426
Dividends	2,253,879
Interest	946
Tax reclaims	777,814
Prepaid expenses	1,615
Other assets	3,553
Total assets	470,039,352
Liabilities:
Cash collateral received upon return of:
Securities on loan	15,812,536
Payables and other liabilities:
Shares of beneficial interest redeemed	234,756
Investment management fees	241,392
Distribution and service fees	2,541
Transfer agent fees	9,226
Trustee and CCO fees	1,003
Audit and tax fees	11,998
Custody fees	41,938
Legal fees	1,570
Printing and shareholder reports fees	3,144
Registration fees	7,572
Other accrued expenses	5,742
Total liabilities	16,373,418
Net assets	$453,665,934
Net assets consist of:
Paid-in capital	$367,258,233
Total distributable earnings (accumulated losses)	86,407,701
Net assets	$453,665,934
Net assets by class:
Class A	$13,828,023
Class I	81,029,460
Class I2	316,600,836
Class R6	42,207,615
Shares outstanding (unlimited shares, no par value):
Class A	1,079,910
Class I	6,302,806
Class I2	24,613,541
Class R6	3,282,715
Net asset value per share: (A)
Class A	$12.80
Class I	12.86
Class I2	12.86
Class R6	12.86
Maximum offering price per share: (B)
Class A	$13.54

(A)	Net asset value per share for Class I, I2 and R6 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$6,332,121
Interest income	169,470
Net income from securities lending	34,968
Withholding taxes on foreign income	(498,010)
Total investment income	6,038,549
Expenses:
Investment management fees	1,386,387
Distribution and service fees:
Class A	11,163
Transfer agent fees:
Class A	5,198
Class I	26,463
Class I2	11,295
Class R6	1,321
Trustee and CCO fees	7,699
Audit and tax fees	13,743
Custody fees	29,290
Legal fees	10,107
Printing and shareholder reports fees	12,521
Registration fees	38,509
Insurance fees	3,844
Other	12,302
Total expenses before waiver and/or reimbursement and recapture	1,569,842
Expenses waived and/or reimbursed:
Class A	(205)
Class I	(8,109)
Net expenses	1,561,528
Net investment income (loss)	4,477,021
Net realized gain (loss) on:
Investments	3,564,588
Foreign currency transactions	(53,111)
Net realized gain (loss)	3,511,477
Net change in unrealized appreciation (depreciation) on:
Investments	37,621,096
Translation of assets and liabilities denominated in foreign currencies	149,839
Net change in unrealized appreciation (depreciation)	37,770,935
Net realized and change in unrealized gain (loss)	41,282,412
Net increase (decrease) in net assets resulting from operations	$45,759,433
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$4,477,021	$6,969,715
Net realized gain (loss)	3,511,477	14,884,304
Net change in unrealized appreciation (depreciation)	37,770,935	33,221,251
Net increase (decrease) in net assets resulting from operations	45,759,433	55,075,270
Dividends and/or distributions to shareholders:
Class A	(334,629)	(47,324)
Class I	(2,224,399)	(20,868)
Class I2	(17,323,684)	(5,489,683)
Class R6	(1,742,739)	(543,035)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(21,625,451)	(6,100,910)
Capital share transactions:
Proceeds from shares sold:
Class A	8,612,029	4,959,903
Class I	54,606,192	32,704,668
Class I2	10,417,806	112,814,033
Class R6	14,891,216	12,664,628
	88,527,243	163,143,232
Dividends and/or distributions reinvested:
Class A	334,629	47,324
Class I	2,224,399	20,868
Class I2	17,323,684	5,489,683
Class R6	1,742,739	543,035
	21,625,451	6,100,910
Cost of shares redeemed:
Class A	(1,733,446)	(787,147)
Class I	(8,002,014)	(5,849,669)
Class I2	(22,034,904)	(18,263,761)
Class R6	(4,946,456)	(2,522,796)
	(36,716,820)	(27,423,373)
Net increase (decrease) in net assets resulting from capital share transactions	73,435,874	141,820,769
Net increase (decrease) in net assets	97,569,856	190,795,129
Net assets:
Beginning of period/year	356,096,078	165,300,949
End of period/year	$453,665,934	$356,096,078
Capital share transactions - shares:
Shares issued:
Class A	716,651	406,576
Class I	4,529,562	2,652,547
Class I2	891,504	10,170,932
Class R6	1,254,725	1,056,957
	7,392,442	14,287,012
Shares reinvested:
Class A	29,483	4,362
Class I	195,466	1,920
Class I2	1,520,955	505,030
Class R6	153,140	50,003
	1,899,044	561,315
Shares redeemed:
Class A	(144,066)	(65,748)
Class I	(667,884)	(476,993)
Class I2	(1,821,452)	(1,587,109)
Class R6	(411,178)	(213,596)
	(3,044,580)	(2,343,446)
Net increase (decrease) in shares outstanding:
Class A	602,068	345,190
Class I	4,057,144	2,177,474
Class I2	591,007	9,088,853
Class R6	996,687	893,364
	6,246,906	12,504,881
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$12.21	$9.96	$8.75	$11.77	$8.62	$9.60
Investment operations:
Net investment income (loss) (A)	0.14	0.21	0.20	0.31	0.23	0.14
Net realized and unrealized gain (loss)	1.14	2.38	1.23	(2.42)	3.03	(1.12)
Total investment operations	1.28	2.59	1.43	(2.11)	3.26	(0.98)
Contributions from affiliate	—	—	—	0.02 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.31)	(0.34)	(0.22)	(0.30)	(0.11)	—
Net realized gains	(0.38)	—	—	(0.63)	—	—
Total dividends and/or distributions to shareholders	(0.69)	(0.34)	(0.22)	(0.93)	(0.11)	—
Net asset value, end of period/year	$12.80	$12.21	$9.96	$8.75	$11.77	$8.62
Total return (C)	11.26%(D)	26.43%	16.69%	(19.19)%(B)	38.12%	(10.21)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,828	$5,834	$1,321	$745	$780	$473
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.13%(F)	1.16%	1.18%	1.15%	1.14%	1.20%
Including waiver and/or reimbursement and recapture	1.13%(F)(G)(H)	1.14%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss) to average net assets	2.35%(F)	1.72%	2.00%	3.13%	2.04%	1.60%
Portfolio turnover rate	11%(D)	34%	35%	41%	52%	49%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.19%.

(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$12.26	$9.99	$8.77	$11.83	$8.65	$9.62
Investment operations:
Net investment income (loss) (A)	0.16	0.22	0.23	0.33	0.25	0.17
Net realized and unrealized gain (loss)	1.16	2.41	1.23	(2.43)	3.07	(1.13)
Total investment operations	1.32	2.63	1.46	(2.10)	3.32	(0.96)
Contributions from affiliate	—	—	—	0.02 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.36)	(0.24)	(0.35)	(0.14)	(0.01)
Net realized gains	(0.38)	—	—	(0.63)	—	—
Total dividends and/or distributions to shareholders	(0.72)	(0.36)	(0.24)	(0.98)	(0.14)	(0.01)
Net asset value, end of period/year	$12.86	$12.26	$9.99	$8.77	$11.83	$8.65
Total return	11.52%(C)	26.77%	16.79%	(19.02)%(B)	38.63%	(9.98)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$81,029	$27,532	$681	$547	$608	$439
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.87%(E)	0.88%	0.91%	0.93%	0.96%	1.03%
Including waiver and/or reimbursement and recapture	0.84%(E)	0.85%	0.98%	1.00%	1.00%	1.00%
Net investment income (loss) to average net assets	2.61%(E)	1.81%	2.29%	3.33%	2.25%	1.83%
Portfolio turnover rate	11%(C)	34%	35%	41%	52%	49%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.17%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$12.27	$10.00	$8.78	$11.83	$8.65	$9.62
Investment operations:
Net investment income (loss) (A)	0.13	0.29	0.25	0.34	0.26	0.17
Net realized and unrealized gain (loss)	1.18	2.36	1.23	(2.42)	3.06	(1.13)
Total investment operations	1.31	2.65	1.48	(2.08)	3.32	(0.96)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.38)	(0.26)	(0.34)	(0.14)	(0.01)
Net realized gains	(0.38)	—	—	(0.63)	—	—
Total dividends and/or distributions to shareholders	(0.72)	(0.38)	(0.26)	(0.97)	(0.14)	(0.01)
Net asset value, end of period/year	$12.86	$12.27	$10.00	$8.78	$11.83	$8.65
Total return	11.45%(B)	26.94%	16.97%	(19.08)%	38.64%	(9.98)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$316,601	$294,696	$149,376	$142,358	$136,492	$106,120
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.77%(D)	0.79%	0.81%	0.83%	0.85%	0.93%
Including waiver and/or reimbursement and recapture	0.77%(D)	0.78%	0.81%	0.83%	0.93%	1.00%
Net investment income (loss) to average net assets	2.18%(D)	2.40%	2.45%	3.37%	2.31%	1.89%
Portfolio turnover rate	11%(B)	34%	35%	41%	52%	49%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$12.26	$10.00	$8.77	$11.83	$8.65	$9.62
Investment operations:
Net investment income (loss) (A)	0.14	0.27	0.25	0.36	0.25	0.17
Net realized and unrealized gain (loss)	1.18	2.37	1.23	(2.45)	3.07	(1.13)
Total investment operations	1.32	2.64	1.48	(2.09)	3.32	(0.96)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.38)	(0.25)	(0.34)	(0.14)	(0.01)
Net realized gains	(0.38)	—	—	(0.63)	—	—
Total dividends and/or distributions to shareholders	(0.72)	(0.38)	(0.25)	(0.97)	(0.14)	(0.01)
Net asset value, end of period/year	$12.86	$12.26	$10.00	$8.77	$11.83	$8.65
Total return	11.54%(B)	26.84%	17.01%	(19.12)%	38.63%	(9.98)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$42,208	$28,034	$13,923	$12,337	$601	$434
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.77%(D)	0.79%	0.81%	0.83%	0.86%	0.93%
Including waiver and/or reimbursement and recapture	0.77%(D)	0.78%	0.81%	0.92%	0.96%	1.00%
Net investment income (loss) to average net assets	2.38%(D)	2.25%	2.43%	3.70%	2.28%	1.85%
Portfolio turnover rate	11%(B)	34%	35%	41%	52%	49%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica International Stock (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $9,126.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$15,782,580	$—	$—	$—	$15,782,580
Exchange-Traded Funds	29,956	—	—	—	29,956
Total Securities Lending Transactions	$15,812,536	$—	$—	$—	$15,812,536
Total Borrowings	$15,812,536	$—	$—	$—	$15,812,536
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Fund.
Currency risk: The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$309,082,601	68.13%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.70%
Over $500 million up to $1 billion	0.68
Over $1 billion up to $2 billion	0.67
Over $2 billion up to $3 billion	0.64
Over $3 billion	0.63
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2025
Class A	1.23%	March 1, 2026
Class I	0.84	March 1, 2026
Class I2, Class R6	0.81	March 1, 2026
Prior to March 1, 2025
Class A	1.25
Class I	0.84
Class I2, Class R6	0.81
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$109	$440	$717	$—	$1,266
Class I	—	—	2,879	8,109	10,988
Class I2	—	—	27,639	—	27,639
Class R6	—	—	1,972	—	1,972

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$9,092	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.01% of the transfer agency fees on Class A shares through March 1, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$43,733	$8,985
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$87,111,505	$—	$40,818,792	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$384,224,841	$96,151,507	$(13,658,337)	$82,493,170
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Stock

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453838 TA INTL STOCK 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica International Sustainable Equity
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Australia - 1.8%
Cochlear Ltd.	249	$ 43,796
CSL Ltd.	376	60,484
		104,280
Belgium - 1.4%
KBC Group NV	875	80,350
Brazil - 1.4%
Itau Unibanco Holding SA, ADR	8,003	50,499
Klabin SA	9,747	31,825
		82,324
Canada - 1.3%
Canadian Pacific Kansas City Ltd.	1,093	79,210
China - 4.4%
BYD Co. Ltd., H Shares	3,500	167,066
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,200	36,294
Sungrow Power Supply Co. Ltd., Class A	6,380	53,234
		256,594
Denmark - 2.4%
Novo Nordisk AS, Class B	1,372	90,599
Novonesis Novozymes B, Class B	752	48,631
		139,230
France - 9.0%
Air Liquide SA	406	83,046
Cie de Saint-Gobain SA	607	65,670
Cie Generale des Etablissements Michelin SCA	1,977	72,050
EssilorLuxottica SA	243	69,564
L'Oreal SA (A)	226	99,081
Schneider Electric SE	274	63,384
Veolia Environnement SA	1,945	70,905
		523,700
Germany - 6.1%
Infineon Technologies AG	1,506	49,288
Merck KGaA	318	43,914
SAP SE	566	163,697
Siemens AG	436	99,748
		356,647
Greece - 0.9%
Eurobank Ergasias Services & Holdings SA, Class A	19,855	55,804
Hong Kong - 4.0%
AIA Group Ltd.	18,000	134,845
Hong Kong Exchanges & Clearing Ltd.	2,200	96,673
		231,518
India - 2.8%
HDFC Bank Ltd., ADR	2,228	161,953
Indonesia - 1.3%
Bank Rakyat Indonesia Persero Tbk. PT	328,294	76,140
	Shares	Value
COMMON STOCKS (continued)
Ireland - 6.2%
Accenture PLC, Class A	230	$ 68,805
Experian PLC	940	46,539
Kerry Group PLC, Class A	1,136	120,005
TE Connectivity PLC	443	64,846
Trane Technologies PLC	161	61,713
		361,908
Japan - 13.1%
Daiichi Sankyo Co. Ltd.	2,600	66,264
Hitachi Ltd.	4,800	118,103
KDDI Corp.	5,000	88,247
Keyence Corp.	200	83,704
Recruit Holdings Co. Ltd.	1,600	88,874
SMC Corp.	100	32,501
Sony Group Corp., ADR (B)	6,556	170,456
Sysmex Corp.	3,100	57,488
Tokio Marine Holdings, Inc.	1,500	59,882
		765,519
Kenya - 0.7%
Safaricom PLC	314,512	43,750
Mexico - 1.5%
Grupo Financiero Banorte SAB de CV, Class O	10,033	86,028
Netherlands - 2.5%
ASML Holding NV	68	44,872
Koninklijke Ahold Delhaize NV	2,550	104,400
		149,272
Norway - 1.4%
DNB Bank ASA	3,280	81,595
Peru - 1.1%
Credicorp Ltd.	326	65,914
Portugal - 1.3%
Jeronimo Martins SGPS SA	3,113	75,186
Republic of Korea - 2.8%
Samsung Electronics Co. Ltd.	1,571	61,337
Samsung SDI Co. Ltd.	201	24,886
Shinhan Financial Group Co. Ltd.	2,091	75,609
		161,832
Republic of South Africa - 0.8%
Woolworths Holdings Ltd.	14,347	44,426
Singapore - 1.3%
CapitaLand Investment Ltd.	36,100	76,009
Spain - 3.8%
Amadeus IT Group SA	710	55,643
Iberdrola SA	4,009	72,189
Industria de Diseno Textil SA (B)	1,775	94,990
		222,822
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden - 1.7%
Atlas Copco AB, A Shares (B)	2,901	$ 44,976
Epiroc AB, Class A	2,651	57,268
		102,244
Switzerland - 4.3%
DSM-Firmenich AG	514	55,504
Lonza Group AG	115	82,013
Roche Holding AG	183	59,710
Sika AG	216	53,859
		251,086
Taiwan - 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,327	221,198
United Kingdom - 10.6%
AstraZeneca PLC	526	75,203
Aviva PLC	14,420	107,618
Croda International PLC	785	30,873
Greggs PLC	3,194	79,046
Haleon PLC	16,522	82,879
Halma PLC	1,716	63,028
National Grid PLC, ADR (B)	920	67,160
nVent Electric PLC	875	48,046
RELX PLC	1,195	64,770
		618,623
United States - 2.1%
Ferguson Enterprises, Inc.	265	44,960
Linde PLC	177	80,222
		125,182
Uruguay - 1.3%
MercadoLibre, Inc. (A)	32	74,587
Total Common Stocks (Cost $5,062,103)		5,674,931
PREFERRED STOCK - 0.0% *
Brazil - 0.0% *
Klabin SA
3.78% (C)	2	1
Total Preferred Stock (Cost $0)		1
	Shares	Value
RIGHTS - 0.0% *
Republic of Korea - 0.0% *
Samsung SDI Co. Ltd. Exercise Price KRW 146,200, Expiration Date 05/22/2025 (A)	28	679
Total Rights (Cost $0)		679
OTHER INVESTMENT COMPANY - 3.2%
Securities Lending Collateral - 3.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (C)	185,081	185,081
Total Other Investment Company (Cost $185,081)		185,081

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 1.80% (C), dated 04/30/2025, to be repurchased at $149,311 on 05/01/2025. Collateralized by a U.S. Government Obligation, 4.00%, due 01/31/2031, and with a value of $152,328.	$ 149,303	149,303
Total Repurchase Agreement (Cost $149,303)		149,303
Total Investments (Cost $5,396,487)		6,009,995
Net Other Assets (Liabilities) - (2.8)%		(166,419)
Net Assets - 100.0%		$ 5,843,576
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	12.2%	$733,892
Pharmaceuticals	7.0	418,569
Chemicals	5.9	352,135
Semiconductors & Semiconductor Equipment	5.3	315,358
Insurance	5.0	302,345
Electronic Equipment, Instruments & Components	3.9	237,143
Industrial Conglomerates	3.6	217,851
Health Care Equipment & Supplies	3.5	207,142
Professional Services	3.3	200,183
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Consumer Staples Distribution & Retail	3.0%	$179,586
Household Durables	2.8	170,456
Automobiles	2.8	167,066
Electrical Equipment	2.7	164,664
Software	2.7	163,697
Multi-Utilities	2.3	138,065
Machinery	2.2	134,745
Hotels, Restaurants & Leisure	2.2	134,689
Wireless Telecommunication Services	2.2	131,997
Building Products	2.1	127,383
Food Products	2.0	120,005
Broadline Retail	2.0	119,013
Personal Care Products	1.7	99,081
Capital Markets	1.6	96,673
Specialty Retail	1.6	94,990
Life Sciences Tools & Services	1.4	82,013
Ground Transportation	1.3	79,210
Real Estate Management & Development	1.3	76,009
Electric Utilities	1.2	72,189
Automobile Components	1.2	72,050
IT Services	1.1	68,805
Technology Hardware, Storage & Peripherals	1.0	61,337
Biotechnology	1.0	60,484
Trading Companies & Distributors	0.8	44,960
Containers & Packaging	0.5	31,826
Investments	94.4	5,675,611
Short-Term Investments	5.6	334,384
Total Investments	100.0%	$ 6,009,995
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,377,422	$4,297,509	$—	$5,674,931
Rights	—	679	—	679
Preferred Stock	1	—	—	1
Other Investment Company	185,081	—	—	185,081
Repurchase Agreement	—	149,303	—	149,303
Total Investments	$1,562,504	$4,447,491	$—	$6,009,995
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $309,720, collateralized by cash collateral of $185,081 and non-cash collateral, such as U.S. government securities of $136,236. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2025.
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
CURRENCY ABBREVIATION(S):
KRW	South Korean Won
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $5,247,184) (including securities loaned of $309,720)	$5,860,692
Repurchase agreement, at value (cost $149,303)	149,303
Foreign currency, at value (cost $586)	584
Receivables and other assets:
Investments sold	1
Net income from securities lending	30
Dividends	18,710
Interest	7
Tax reclaims	3,308
Due from investment manager	2,878
Prepaid expenses	15,199
Total assets	6,050,712
Liabilities:
Cash collateral received upon return of:
Securities on loan	185,081
Payables and other liabilities:
Distribution and service fees	22
Transfer agent fees	49
Trustee and CCO fees	23
Audit and tax fees	10,416
Custody fees	10,227
Legal fees	26
Printing and shareholder reports fees	58
Other accrued expenses	1,234
Total liabilities	207,136
Net assets	$5,843,576
Net assets consist of:
Paid-in capital	$5,239,022
Total distributable earnings (accumulated losses)	604,554
Net assets	$5,843,576
Net assets by class:
Class A	$110,663
Class R6	5,732,913
Shares outstanding (unlimited shares, no par value):
Class A	9,978
Class R6	514,568
Net asset value per share: (A)
Class A	$11.09
Class R6	11.14
Maximum offering price per share: (B)
Class A	$11.74

(A)	Net asset value per share for Class R6 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$58,893
Interest income	703
Net income from securities lending	93
Withholding taxes on foreign income	(7,639)
Total investment income	52,050
Expenses:
Investment management fees	15,676
Distribution and service fees:
Class A	316
Transfer agent fees:
Class A	91
Class R6	204
Trustee and CCO fees	120
Audit and tax fees	11,802
Custody fees	6,987
Legal fees	536
Printing and shareholder reports fees	719
Registration fees	16,909
Filing fees	4,752
Other	1,032
Total expenses before waiver and/or reimbursement and recapture	59,144
Expenses waived and/or reimbursed:
Class A	(1,772)
Class R6	(36,951)
Recapture of previously waived and/or reimbursed fees:
Class A	67
Class R6	8
Net expenses	20,496
Net investment income (loss)	31,554
Net realized gain (loss) on:
Investments	(35,014)
Foreign currency transactions	(494)
Net realized gain (loss)	(35,508)
Net change in unrealized appreciation (depreciation) on:
Investments	177,837
Translation of assets and liabilities denominated in foreign currencies	811
Net change in unrealized appreciation (depreciation)	178,648
Net realized and change in unrealized gain (loss)	143,140
Net increase (decrease) in net assets resulting from operations	$174,694
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$31,554	$86,382
Net realized gain (loss)	(35,508)	30,347
Net change in unrealized appreciation (depreciation)	178,648	939,729
Net increase (decrease) in net assets resulting from operations	174,694	1,056,458
Dividends and/or distributions to shareholders:
Class A	(4,249)	(3,607)
Class R6	(86,809)	(73,403)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(91,058)	(77,010)
Capital share transactions:
Proceeds from shares sold:
Class A	1,273	293,043
Class R6	937	—
	2,210	293,043
Dividends and/or distributions reinvested:
Class A	4,249	3,607
Class R6	86,809	73,403
	91,058	77,010
Cost of shares redeemed:
Class A	(205,458)	(15,193)
	(205,458)	(15,193)
Net increase (decrease) in net assets resulting from capital share transactions	(112,190)	354,860
Net increase (decrease) in net assets	(28,554)	1,334,308
Net assets:
Beginning of period/year	5,872,130	4,537,822
End of period/year	$5,843,576	$5,872,130
Capital share transactions - shares:
Shares issued:
Class A	118	28,523
Class R6	86	—
	204	28,523
Shares reinvested:
Class A	408	354
Class R6	8,307	7,175
	8,715	7,529
Shares redeemed:
Class A	(19,266)	(1,441)
	(19,266)	(1,441)
Net increase (decrease) in shares outstanding:
Class A	(18,740)	27,436
Class R6	8,393	7,175
	(10,347)	34,611
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$10.92	$9.05	$10.00
Investment operations:
Net investment income (loss) (B)	0.02	0.15	0.09
Net realized and unrealized gain (loss)	0.30	1.87	(1.04)
Total investment operations	0.32	2.02	(0.95)
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.15)	—
Net realized gains	(0.01)	—	—
Total dividends and/or distributions to shareholders	(0.15)	(0.15)	—
Net asset value, end of period/year	$11.09	$10.92	$9.05
Total return (C)	3.00%(D)	22.39%	(9.50)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$111	$314	$12
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.37%(E)	2.35%	6.23%(E)
Including waiver and/or reimbursement and recapture	1.02%(E)	1.00%	1.10%(E)
Net investment income (loss) to average net assets	0.35%(E)	1.40%	1.54%(E)
Portfolio turnover rate	7%(D)	22%	7%(D)

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$10.98	$9.07	$10.00
Investment operations:
Net investment income (loss) (B)	0.06	0.16	0.11
Net realized and unrealized gain (loss)	0.27	1.90	(1.04)
Total investment operations	0.33	2.06	(0.93)
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.15)	—
Net realized gains	(0.01)	—	—
Total dividends and/or distributions to shareholders	(0.17)	(0.15)	—
Net asset value, end of period/year	$11.14	$10.98	$9.07
Total return	3.12%(C)	22.80%	(9.30)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,733	$5,558	$4,526
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.06%(D)	2.06%	5.73%(D)
Including waiver and/or reimbursement and recapture	0.70%(D)	0.70%	0.70%(D)
Net investment income (loss) to average net assets	1.14%(D)	1.55%	1.94%(D)
Portfolio turnover rate	7%(C)	22%	7%(C)

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica International Sustainable Equity (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class A and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $22.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$185,081	$—	$—	$—	$185,081
Total Borrowings	$185,081	$—	$—	$—	$185,081
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Small and medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sustainability investing risk: Applying sustainability criteria to the sub-adviser’s investment analysis for the Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact the Fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the Fund’s investment performance. The relevance and weightings of sustainability criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting the sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. The Fund’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. The sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. The Fund’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its sustainability strategy.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used,
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$5,733,132	98.11%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.55%
Over $500 million up to $1 billion	0.53
Over $1 billion up to $2 billion	0.52
Over $2 billion up to $3 billion	0.51
Over $3 billion	0.50
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.10%	March 1, 2026
Class R6	0.70	March 1, 2026
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023 (B)	2024	2025	Total
Class A	$—	$—	$3,628	$1,674	$5,302
Class R6	—	139,426	80,688	36,951	257,065

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
(B)	Commenced operations on March 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$74	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$292	$48
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$418,348	$—	$659,148	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$5,396,487	$982,879	$(369,371)	$613,508
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. OPERATING SEGMENTS (continued)
single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
10. SUBSEQUENT EVENT
Effective as of the close of business on July 13, 2025, the Fund will be closed to most new investors. Existing investors of the Fund, retirement plans in which the Fund is a plan option, and any plan that is or becomes a part of a multiple plan exchange recordkeeping platform that includes the Fund as a plan option, will be able to continue to purchase shares in the Fund after the close date. The Fund will remain closed until further notice. The Fund reserves the right to modify the foregoing terms of the closure at any time and to accept or reject any investment for any reason.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica International Sustainable Equity

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453849 TA INTL SUS EQTY 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Large Cap Value
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 4.1%
RTX Corp.	441,121	$ 55,638,592
Textron, Inc.	313,901	22,089,213
		77,727,805
Automobiles - 1.7%
General Motors Co.	687,213	31,089,516
Banks - 10.4%
Bank of America Corp.	1,012,584	40,381,850
JPMorgan Chase & Co.	346,543	84,771,349
Wells Fargo & Co.	974,446	69,195,410
		194,348,609
Beverages - 2.0%
PepsiCo, Inc.	278,673	37,782,485
Biotechnology - 4.9%
AbbVie, Inc.	268,128	52,311,773
Gilead Sciences, Inc.	379,048	40,383,774
		92,695,547
Capital Markets - 7.7%
Blackrock, Inc.	64,097	58,601,323
Goldman Sachs Group, Inc.	52,916	28,974,156
Intercontinental Exchange, Inc.	342,676	57,559,288
		145,134,767
Chemicals - 1.8%
Air Products & Chemicals, Inc.	127,951	34,686,237
Communications Equipment - 2.0%
Motorola Solutions, Inc.	85,107	37,480,272
Construction & Engineering - 2.3%
Quanta Services, Inc.	149,105	43,641,543
Construction Materials - 2.2%
Martin Marietta Materials, Inc.	78,633	41,202,119
Electric Utilities - 2.2%
Duke Energy Corp.	345,072	42,105,685
Electrical Equipment - 3.9%
GE Vernova, Inc.	121,543	45,070,575
Rockwell Automation, Inc.	111,331	27,574,462
		72,645,037
Energy Equipment & Services - 1.3%
Schlumberger NV	759,958	25,268,604
Entertainment - 2.2%
Walt Disney Co.	456,224	41,493,573
Food Products - 3.2%
Mondelez International, Inc., Class A	504,374	34,363,000
Tyson Foods, Inc., Class A	404,586	24,776,847
		59,139,847
Ground Transportation - 1.6%
CSX Corp.	1,052,006	29,529,808
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 6.1%
Abbott Laboratories	478,318	$ 62,540,078
Boston Scientific Corp. (A)	506,686	52,122,789
		114,662,867
Health Care Providers & Services - 4.7%
Cencora, Inc.	157,652	46,140,011
UnitedHealth Group, Inc.	102,907	42,340,056
		88,480,067
Industrial REITs - 1.5%
Prologis, Inc.	277,741	28,385,130
Insurance - 2.9%
Hartford Insurance Group, Inc.	441,865	54,203,580
Interactive Media & Services - 3.5%
Alphabet, Inc., Class A	190,152	30,196,138
Meta Platforms, Inc., Class A	64,214	35,253,486
		65,449,624
Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific, Inc.	80,336	34,464,144
Machinery - 2.4%
Parker-Hannifin Corp.	75,788	45,856,287
Media - 2.2%
Fox Corp., Class A	813,047	40,481,610
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	597,925	21,543,238
Oil, Gas & Consumable Fuels - 5.5%
ConocoPhillips	415,122	36,995,673
Exxon Mobil Corp.	630,527	66,602,567
		103,598,240
Passenger Airlines - 1.5%
Delta Air Lines, Inc.	682,913	28,429,668
Pharmaceuticals - 1.4%
Merck & Co., Inc.	312,513	26,626,108
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.	152,129	29,280,269
Micron Technology, Inc.	324,075	24,937,571
		54,217,840
Software - 1.7%
Microsoft Corp.	79,266	31,330,679
Specialized REITs - 2.2%
American Tower Corp.	184,761	41,646,977
Specialty Retail - 3.9%
Lowe's Cos., Inc.	156,096	34,896,822
TJX Cos., Inc.	291,002	37,446,137
		72,342,959
Total Common Stocks (Cost $1,407,740,241)		1,857,690,472
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp.,
1.80% (B), dated 04/30/2025, to be
repurchased at $35,610,314 on 05/01/2025.
Collateralized by a U.S. Government
Obligation, 0.63%, due 05/15/2030, and
with a value of $36,320,717.
$ 35,608,533	$ 35,608,533
Total Repurchase Agreement (Cost $35,608,533)	35,608,533
Total Investments (Cost $1,443,348,774)	1,893,299,005
Net Other Assets (Liabilities) - (0.8)%	(15,176,712)
Net Assets - 100.0%	$ 1,878,122,293
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,857,690,472	$—	$—	$1,857,690,472
Repurchase Agreement	—	35,608,533	—	35,608,533
Total Investments	$1,857,690,472	$35,608,533	$—	$1,893,299,005
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at April 30, 2025.
(C)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $1,407,740,241)	$1,857,690,472
Repurchase agreement, at value (cost $35,608,533)	35,608,533
Cash	657,618
Receivables and other assets:
Shares of beneficial interest sold	3,775,394
Dividends	1,265,013
Interest	1,780
Prepaid expenses	8,797
Total assets	1,899,007,607
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	19,765,379
Investment management fees	891,988
Distribution and service fees	34,424
Transfer agent fees	38,002
Trustee and CCO fees	6,832
Audit and tax fees	18,841
Custody fees	64,800
Legal fees	19,855
Printing and shareholder reports fees	14,776
Other accrued expenses	30,417
Total liabilities	20,885,314
Net assets	$1,878,122,293
Net assets consist of:
Paid-in capital	$1,410,497,607
Total distributable earnings (accumulated losses)	467,624,686
Net assets	$1,878,122,293
Net assets by class:
Class A	$119,910,518
Class C	13,520,739
Class I	156,833,698
Class I2	1,513,431,479
Class R6	74,425,859
Shares outstanding (unlimited shares, no par value):
Class A	8,555,537
Class C	972,687
Class I	11,035,827
Class I2	107,093,818
Class R6	5,266,084
Net asset value per share: (A)
Class A	$14.02
Class C	13.90
Class I	14.21
Class I2	14.13
Class R6	14.13
Maximum offering price per share: (B)
Class A	$14.84

(A)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$17,976,678
Interest income	398,118
Total investment income	18,374,796
Expenses:
Investment management fees	5,869,467
Distribution and service fees:
Class A	147,207
Class C	63,507
Transfer agent fees:
Class A	75,595
Class C	8,781
Class I	81,338
Class I2	61,334
Class R6	2,953
Trustee and CCO fees	40,423
Audit and tax fees	19,778
Custody fees	50,243
Legal fees	60,121
Printing and shareholder reports fees	50,168
Registration fees	45,908
Other	45,572
Total expenses before waiver and/or reimbursement and recapture	6,622,395
Expenses waived and/or reimbursed:
Class I	(70,578)
Net expenses	6,551,817
Net investment income (loss)	11,822,979
Net realized gain (loss) on:
Investments	31,585,134
Net change in unrealized appreciation (depreciation) on:
Investments	(113,217,974)
Net realized and change in unrealized gain (loss)	(81,632,840)
Net increase (decrease) in net assets resulting from operations	$(69,809,861)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$11,822,979	$21,588,584
Net realized gain (loss)	31,585,134	30,306,876
Net change in unrealized appreciation (depreciation)	(113,217,974)	438,829,980
Net increase (decrease) in net assets resulting from operations	(69,809,861)	490,725,440
Dividends and/or distributions to shareholders:
Class A	(2,766,779)	(6,532,969)
Class C	(242,353)	(1,070,382)
Class I	(3,712,522)	(8,218,852)
Class I2	(38,718,397)	(116,725,336)
Class R6	(1,818,032)	(3,757,254)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(47,258,083)	(136,304,793)
Capital share transactions:
Proceeds from shares sold:
Class A	59,788,697	21,460,841
Class C	3,687,782	1,526,898
Class I	55,723,834	84,646,471
Class I2	130,513,006	408,518,545
Class R6	25,895,407	43,084,904
	275,608,726	559,237,659
Dividends and/or distributions reinvested:
Class A	2,517,049	5,887,326
Class C	213,232	919,131
Class I	3,283,914	7,102,791
Class I2	38,718,397	116,725,336
Class R6	1,818,032	3,757,254
	46,550,624	134,391,838
Cost of shares redeemed:
Class A	(40,421,296)	(21,176,783)
Class C	(1,035,120)	(3,081,367)
Class I	(30,148,210)	(63,997,011)
Class I2	(158,983,734)	(309,211,500)
Class R6	(18,435,737)	(30,271,372)
	(249,024,097)	(427,738,033)
Automatic conversions:
Class A	2,431,508	2,869,610
Class C	(2,431,508)	(2,869,610)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	73,135,253	265,891,464
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	522 (A)
Class C	—	1,052 (A)
	—	1,574
Net increase (decrease) in net assets	(43,932,691)	620,313,685
Net assets:
Beginning of period/year	1,922,054,984	1,301,741,299
End of period/year	$1,878,122,293	$1,922,054,984
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	4,064,281	1,545,495
Class C	259,229	111,578
Class I	3,696,736	5,984,885
Class I2	8,688,720	30,442,236
Class R6	1,754,986	3,274,087
	18,463,952	41,358,281
Shares reinvested:
Class A	174,242	465,071
Class C	14,879	73,886
Class I	224,339	552,719
Class I2	2,659,681	9,125,926
Class R6	124,875	291,476
	3,198,016	10,509,078
Shares redeemed:
Class A	(2,757,587)	(1,543,206)
Class C	(70,159)	(229,857)
Class I	(2,048,226)	(4,622,962)
Class I2	(11,165,399)	(22,819,498)
Class R6	(1,247,865)	(2,168,892)
	(17,289,236)	(31,384,415)
Automatic conversions:
Class A	164,206	209,016
Class C	(165,581)	(210,829)
	(1,375)	(1,813)
Net increase (decrease) in shares outstanding:
Class A	1,645,142	676,376
Class C	38,368	(255,222)
Class I	1,872,849	1,914,642
Class I2	183,002	16,748,664
Class R6	631,996	1,396,671
	4,371,357	20,481,131

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$14.84	$11.96	$12.80	$14.07	$9.10	$10.97
Investment operations:
Net investment income (loss) (A)	0.06	0.12	0.12	0.11	0.09	0.19
Net realized and unrealized gain (loss)	(0.54)	3.82	(0.13)(B)	(1.03)	4.98	(1.57)
Total investment operations	(0.48)	3.94	(0.01)	(0.92)	5.07	(1.38)
Contributions from affiliate	—	0.00 (C)(D)	—	0.00 (C)(E)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.12)	(0.13)	(0.12)	(0.10)	(0.18)
Net realized gains	(0.27)	(0.94)	(0.70)	(0.23)	—	(0.31)
Total dividends and/or distributions to shareholders	(0.34)	(1.06)	(0.83)	(0.35)	(0.10)	(0.49)
Net asset value, end of period/year	$14.02	$14.84	$11.96	$12.80	$14.07	$9.10
Total return (F)	(3.32)%(G)	34.49%(D)	(0.12)%	(6.69)%(E)	55.91%	(13.06)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$119,910	$102,530	$74,589	$77,059	$82,859	$50,011
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00%(H)	0.98%	1.00%	0.98%	0.99%	1.07%
Including waiver and/or reimbursement and recapture	1.00%(H)	0.98%	1.00%(I)	0.98%(I)	0.99%(I)	1.07%(I)
Net investment income (loss) to average net assets	0.83%(H)	0.91%	0.98%	0.81%	0.76%	1.93%
Portfolio turnover rate	15%(G)	25%	18%	26%	127%	184%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(F)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$14.71	$11.87	$12.70	$13.95	$9.05	$10.90
Investment operations:
Net investment income (loss) (A)	0.01	0.02	0.03	0.01	0.00 (B)	0.12
Net realized and unrealized gain (loss)	(0.54)	3.77	(0.13)(C)	(1.02)	4.94	(1.57)
Total investment operations	(0.53)	3.79	(0.10)	(1.01)	4.94	(1.45)
Contributions from affiliate	—	0.00 (B)(D)	—	0.00 (B)(E)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.01)	(0.01)	(0.03)	(0.01)	(0.04)	(0.09)
Net realized gains	(0.27)	(0.94)	(0.70)	(0.23)	—	(0.31)
Total dividends and/or distributions to shareholders	(0.28)	(0.95)	(0.73)	(0.24)	(0.04)	(0.40)
Net asset value, end of period/year	$13.90	$14.71	$11.87	$12.70	$13.95	$9.05
Total return (F)	(3.69)%(G)	33.37%(D)	(0.84)%	(7.34)%(E)	54.71%	(13.77)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,521	$13,747	$14,119	$17,682	$19,204	$14,804
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.76%(H)	1.75%	1.77%	1.75%	1.76%	1.83%
Including waiver and/or reimbursement and recapture	1.76%(H)	1.75%	1.77%(I)	1.75%(I)	1.76%(I)	1.83%(I)
Net investment income (loss) to average net assets	0.08%(H)	0.16%	0.22%	0.04%	0.02%	1.21%
Portfolio turnover rate	15%(G)	25%	18%	26%	127%	184%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.01%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.01%.

(F)	Total return has been calculated without deduction of the contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$15.03	$12.10	$12.92	$14.19	$9.17	$11.05
Investment operations:
Net investment income (loss) (A)	0.09	0.17	0.17	0.16	0.14	0.24
Net realized and unrealized gain (loss)	(0.56)	3.85	(0.12)(B)	(1.04)	5.01	(1.59)
Total investment operations	(0.47)	4.02	0.05	(0.88)	5.15	(1.35)
Contributions from affiliate	—	—	—	0.01 (C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.15)	(0.17)	(0.17)	(0.13)	(0.22)
Net realized gains	(0.27)	(0.94)	(0.70)	(0.23)	—	(0.31)
Total dividends and/or distributions to shareholders	(0.35)	(1.09)	(0.87)	(0.40)	(0.13)	(0.53)
Net asset value, end of period/year	$14.21	$15.03	$12.10	$12.92	$14.19	$9.17
Total return	(3.17)%(D)	34.84%	0.32%	(6.27)%(C)	56.42%	(12.67)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$156,834	$137,717	$87,679	$99,796	$108,943	$72,131
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72%(E)	0.72%	0.73%	0.72%	0.72%	0.77%
Including waiver and/or reimbursement and recapture	0.63%(E)(F)	0.63%(F)	0.64%(F)	0.63%(F)(G)	0.63%(G)	0.68%(G)
Net investment income (loss) to average net assets	1.20%(E)	1.24%	1.35%	1.16%	1.16%	2.38%
Portfolio turnover rate	15%(D)	25%	18%	26%	127%	184%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.09%.

(D)	Not annualized.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$14.95	$12.05	$12.88	$14.16	$9.16	$11.04
Investment operations:
Net investment income (loss) (A)	0.09	0.17	0.17	0.16	0.14	0.21
Net realized and unrealized gain (loss)	(0.55)	3.84	(0.12)(B)	(1.05)	5.00	(1.56)
Total investment operations	(0.46)	4.01	0.05	(0.89)	5.14	(1.35)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.17)	(0.18)	(0.16)	(0.14)	(0.22)
Net realized gains	(0.27)	(0.94)	(0.70)	(0.23)	—	(0.31)
Total dividends and/or distributions to shareholders	(0.36)	(1.11)	(0.88)	(0.39)	(0.14)	(0.53)
Net asset value, end of period/year	$14.13	$14.95	$12.05	$12.88	$14.16	$9.16
Total return	(3.14)%(C)	34.85%	0.34%	(6.37)%	56.43%	(12.66)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,513,431	$1,598,755	$1,086,343	$1,684,204	$2,294,601	$1,454,992
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.63%(D)	0.63%	0.63%	0.62%	0.62%	0.66%
Including waiver and/or reimbursement and recapture	0.63%(D)	0.63%	0.63%	0.62%	0.61%	0.66%(E)
Net investment income (loss) to average net assets	1.21%(D)	1.25%	1.35%	1.16%	1.12%	2.23%
Portfolio turnover rate	15%(C)	25%	18%	26%	127%	184%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$14.96	$12.05	$12.88	$14.16	$9.16	$11.04
Investment operations:
Net investment income (loss) (A)	0.09	0.17	0.17	0.15	0.15	0.22
Net realized and unrealized gain (loss)	(0.56)	3.85	(0.12)(B)	(1.04)	4.99	(1.57)
Total investment operations	(0.47)	4.02	0.05	(0.89)	5.14	(1.35)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.17)	(0.18)	(0.16)	(0.14)	(0.22)
Net realized gains	(0.27)	(0.94)	(0.70)	(0.23)	—	(0.31)
Total dividends and/or distributions to shareholders	(0.36)	(1.11)	(0.88)	(0.39)	(0.14)	(0.53)
Net asset value, end of period/year	$14.13	$14.96	$12.05	$12.88	$14.16	$9.16
Total return	(3.21)%(C)	34.94%	0.33%	(6.37)%	56.42%	(12.66)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$74,426	$69,306	$39,011	$43,589	$24,977	$25,121
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62%(D)	0.63%	0.63%	0.62%	0.62%	0.66%
Including waiver and/or reimbursement and recapture	0.62%(D)	0.63%	0.63%	0.62%	0.62%(E)	0.66%(E)
Net investment income (loss) to average net assets	1.20%(D)	1.23%	1.35%	1.16%	1.23%	2.30%
Portfolio turnover rate	15%(C)	25%	18%	26%	127%	184%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Large Cap Value (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $10,553.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,526,349,988	81.27%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.594%
Over $1 billion up to $2 billion	0.580
Over $2 billion up to $3 billion	0.560
Over $3 billion	0.540
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.05%	March 1, 2026
Class C	1.81	March 1, 2026
Class I	0.77	March 1, 2026
Class I2, Class R6	0.67	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of April 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$66,987	4,768
Class C	—	137
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2026.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$228,184	$37,729
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$367,522,649	$—	$298,427,417	$—
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,443,348,774	$499,259,919	$(49,309,688)	$449,950,231
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Cap Value

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453838 TA LCV 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Large Core ESG
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (A)	370	$ 226,921
Howmet Aerospace, Inc.	8,636	1,196,777
		1,423,698
Automobile Components - 0.1%
Aptiv PLC (A)	2,156	123,021
Automobiles - 0.5%
Tesla, Inc. (A)	2,585	729,384
Banks - 3.1%
Bank of America Corp.	10,531	419,976
JPMorgan Chase & Co.	15,023	3,674,926
U.S. Bancorp	12,473	503,161
		4,598,063
Beverages - 1.4%
Coca-Cola Co.	3,168	229,838
PepsiCo, Inc.	14,070	1,907,611
		2,137,449
Biotechnology - 1.1%
AbbVie, Inc.	1,644	320,744
Amgen, Inc.	2,750	800,030
Gilead Sciences, Inc.	5,218	555,926
		1,676,700
Broadline Retail - 3.3%
Amazon.com, Inc. (A)	20,938	3,861,386
eBay, Inc.	15,929	1,085,721
		4,947,107
Building Products - 1.5%
Allegion PLC	1,780	247,776
Lennox International, Inc.	98	53,581
Trane Technologies PLC	4,906	1,880,519
		2,181,876
Capital Markets - 2.8%
Ameriprise Financial, Inc.	1,380	650,008
Intercontinental Exchange, Inc.	1,457	244,732
Moody's Corp.	2,634	1,193,518
Morgan Stanley	14,175	1,636,079
S&P Global, Inc.	901	450,545
		4,174,882
Chemicals - 1.0%
Ecolab, Inc.	6,237	1,568,169
Commercial Services & Supplies - 1.1%
Cintas Corp.	8,019	1,697,462
Communications Equipment - 2.6%
Arista Networks, Inc. (A)	16,708	1,374,567
Cisco Systems, Inc.	37,613	2,171,398
F5, Inc. (A)	140	37,064
Motorola Solutions, Inc.	646	284,492
		3,867,521
	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	1,441	$ 572,870
EMCOR Group, Inc.	125	50,087
		622,957
Consumer Finance - 1.2%
American Express Co.	2,169	577,843
Capital One Financial Corp.	4,466	805,041
Discover Financial Services	2,294	419,045
Synchrony Financial	124	6,442
		1,808,371
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	1,260	1,253,070
Containers & Packaging - 0.2%
Ball Corp.	2,981	154,833
Crown Holdings, Inc.	1,665	160,390
		315,223
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	39,885	1,757,333
Electric Utilities - 1.2%
Duke Energy Corp.	5,846	713,329
Edison International	13,298	711,576
FirstEnergy Corp.	10,249	439,477
		1,864,382
Electrical Equipment - 0.3%
Acuity, Inc.	781	190,260
GE Vernova, Inc.	277	102,717
Generac Holdings, Inc. (A)	1,921	219,724
		512,701
Electronic Equipment, Instruments & Components - 0.8%
TE Connectivity PLC	7,366	1,078,235
Zebra Technologies Corp., Class A (A)	432	108,138
		1,186,373
Energy Equipment & Services - 1.0%
Baker Hughes Co.	32,447	1,148,624
Schlumberger NV	2	66
TechnipFMC PLC	11,318	318,828
		1,467,518
Entertainment - 1.0%
Electronic Arts, Inc.	8,877	1,287,964
Take-Two Interactive Software, Inc. (A)	660	153,991
		1,441,955
Financial Services - 6.0%
Berkshire Hathaway, Inc., Class B (A)	2,780	1,482,435
Fiserv, Inc. (A)	2,125	392,211
Mastercard, Inc., Class A	5,363	2,939,246
PayPal Holdings, Inc. (A)	12,894	848,941
Visa, Inc., Class A	9,741	3,365,515
		9,028,348
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.0% *
Hershey Co.	145	$ 24,243
Gas Utilities - 0.8%
National Fuel Gas Co.	15,156	1,163,678
Ground Transportation - 0.6%
Union Pacific Corp.	4,368	942,003
Health Care Equipment & Supplies - 2.2%
Edwards Lifesciences Corp. (A)	219	16,532
GE HealthCare Technologies, Inc.	5,910	415,650
Intuitive Surgical, Inc. (A)	428	220,763
ResMed, Inc.	7,221	1,708,416
STERIS PLC	2,842	638,711
Stryker Corp.	764	285,675
		3,285,747
Health Care Providers & Services - 0.8%
Cigna Group	2,385	810,995
DaVita, Inc. (A)	754	106,729
Encompass Health Corp.	291	34,044
HCA Healthcare, Inc.	25	8,627
Premier, Inc., Class A, Class A	6,920	140,822
UnitedHealth Group, Inc.	300	123,432
		1,224,649
Health Care REITs - 0.3%
Welltower, Inc.	3,146	480,048
Health Care Technology - 0.6%
Veeva Systems, Inc., Class A (A)	3,519	822,355
Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc.	284	1,448,196
Boyd Gaming Corp.	1,545	106,821
Hilton Worldwide Holdings, Inc.	881	198,648
		1,753,665
Household Durables - 0.7%
Garmin Ltd.	230	42,980
NVR, Inc. (A)	99	705,449
PulteGroup, Inc.	2,772	284,352
		1,032,781
Household Products - 2.2%
Colgate-Palmolive Co.	3,980	366,916
Kimberly-Clark Corp.	10,066	1,326,497
Procter & Gamble Co.	9,533	1,549,780
		3,243,193
Independent Power & Renewable Electricity Producers - 0.3%
Clearway Energy, Inc., Class C	16,762	491,797
Industrial Conglomerates - 1.1%
3M Co.	11,418	1,586,074
Insurance - 2.4%
Hartford Insurance Group, Inc.	8,950	1,097,897
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp.	7,080	$ 1,994,719
Travelers Cos., Inc.	2,007	530,109
		3,622,725
Interactive Media & Services - 4.3%
Alphabet, Inc., Class A	14,555	2,311,334
Alphabet, Inc., Class C	11,906	1,915,556
Meta Platforms, Inc., Class A	4,153	2,279,997
		6,506,887
IT Services - 0.1%
Gartner, Inc. (A)	91	38,318
Twilio, Inc., Class A (A)	951	91,971
		130,289
Leisure Products - 0.3%
Mattel, Inc. (A)	22,354	355,205
YETI Holdings, Inc. (A)	4,219	120,452
		475,657
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	2,805	301,818
Avantor, Inc. (A)	6,746	87,631
Illumina, Inc. (A)	367	28,479
Waters Corp. (A)	1,571	546,284
		964,212
Machinery - 2.6%
Caterpillar, Inc.	2,532	783,072
Cummins, Inc.	681	200,105
Illinois Tool Works, Inc.	7,081	1,698,803
PACCAR, Inc.	12,903	1,163,979
Pentair PLC	1,330	120,671
		3,966,630
Media - 1.6%
Interpublic Group of Cos., Inc.	37,819	950,013
New York Times Co., Class A	22,537	1,173,276
Paramount Global, Class A	15,205	344,546
Paramount Global, Class B	1	12
		2,467,847
Metals & Mining - 0.2%
Alcoa Corp.	376	9,223
Newmont Corp.	3,346	176,267
Nucor Corp.	583	69,593
		255,083
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	2,494	199,345
Oil, Gas & Consumable Fuels - 3.1%
Cheniere Energy, Inc.	5,593	1,292,598
Chevron Corp.	8,596	1,169,572
ConocoPhillips	18,828	1,677,951
Devon Energy Corp.	2	61
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	4,924	$ 543,265
Targa Resources Corp.	73	12,476
		4,695,923
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	1,392	120,144
Passenger Airlines - 0.0% *
Alaska Air Group, Inc. (A)	418	18,505
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	21,579	1,083,266
Eli Lilly & Co.	2,678	2,407,388
Jazz Pharmaceuticals PLC (A)	2,291	267,955
Johnson & Johnson	11,386	1,779,746
Merck & Co., Inc.	12,975	1,105,470
Zoetis, Inc.	4,182	654,065
		7,297,890
Professional Services - 0.9%
Automatic Data Processing, Inc.	2,960	889,776
Leidos Holdings, Inc.	3,353	493,495
		1,383,271
Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A (A)	3,263	398,673
Jones Lang LaSalle, Inc. (A)	2,209	502,349
		901,022
Semiconductors & Semiconductor Equipment - 10.8%
Broadcom, Inc.	15,529	2,988,867
KLA Corp.	475	333,778
Lam Research Corp.	13,247	949,412
NVIDIA Corp.	90,200	9,824,584
QUALCOMM, Inc.	13,909	2,064,930
		16,161,571
Software - 10.7%
Adobe, Inc. (A)	3,575	1,340,553
Atlassian Corp., Class A (A)	921	210,274
Docusign, Inc. (A)	4,910	401,393
Gen Digital, Inc.	4,782	123,710
Intuit, Inc.	3,314	2,079,436
Microsoft Corp.	23,762	9,392,168
Oracle Corp.	3,334	469,160
Palo Alto Networks, Inc. (A)	2,069	386,758
Salesforce, Inc.	6,236	1,675,676
		16,079,128
Specialized REITs - 0.7%
American Tower Corp.	1,989	448,341
Digital Realty Trust, Inc.	3,295	528,979
		977,320
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 3.4%
Best Buy Co., Inc.	924	$ 61,622
Dick's Sporting Goods, Inc.	358	67,211
Home Depot, Inc.	6,165	2,222,421
Lowe's Cos., Inc.	3,104	693,930
TJX Cos., Inc.	13,775	1,772,567
Williams-Sonoma, Inc.	2,207	340,915
		5,158,666
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	39,576	8,409,900
Dell Technologies, Inc., Class C	5,058	464,122
NetApp, Inc.	3,275	293,931
		9,167,953
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. (A)	666	64,216
Lululemon Athletica, Inc. (A)	976	264,271
Tapestry, Inc.	5,101	360,386
		688,873
Tobacco - 1.0%
Altria Group, Inc.	25,692	1,519,682
Total Common Stocks (Cost $116,293,181)		149,192,419
EXCHANGE-TRADED FUND - 0.4%
U.S. Equity Fund - 0.4%
SPDR S&P 500 ETF Trust	995	551,767
Total Exchange-Traded Fund (Cost $574,873)		551,767

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 1.80% (B), dated 04/30/2025, to be repurchased at $369,144 on 05/01/2025. Collateralized by a U.S. Government Obligation, 4.00%, due 11/15/2042, and with a value of $376,612.	$ 369,126	369,126
Total Repurchase Agreement (Cost $369,126)		369,126
Total Investments (Cost $117,237,180)		150,113,312
Net Other Assets (Liabilities) - (0.0)%*		(50,383)
Net Assets - 100.0%		$ 150,062,929
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$149,192,419	$—	$—	$149,192,419
Exchange-Traded Fund	551,767	—	—	551,767
Repurchase Agreement	—	369,126	—	369,126
Total Investments	$149,744,186	$369,126	$—	$150,113,312
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at April 30, 2025.
(C)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $116,868,054)	$149,744,186
Repurchase agreement, at value (cost $369,126)	369,126
Receivables and other assets:
Net income from securities lending	36
Shares of beneficial interest sold	129
Dividends	77,167
Interest	19
Prepaid expenses	17,755
Total assets	150,208,418
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	47,147
Investment management fees	53,483
Distribution and service fees	15,632
Transfer agent fees	945
Trustee and CCO fees	765
Audit and tax fees	12,136
Custody fees	9,146
Legal fees	2,958
Printing and shareholder reports fees	467
Other accrued expenses	2,810
Total liabilities	145,489
Net assets	$150,062,929
Net assets consist of:
Paid-in capital	$104,152,557
Total distributable earnings (accumulated losses)	45,910,372
Net assets	$150,062,929
Net assets by class:
Class A	$391,436
Class I3	109,847,495
Class R	38,926,748
Class R4	671,374
Class R6	225,876
Shares outstanding (unlimited shares, no par value):
Class A	37,379
Class I3	10,497,350
Class R	3,713,897
Class R4	64,003
Class R6	21,510
Net asset value per share: (A)
Class A	$10.47
Class I3	10.46
Class R	10.48
Class R4	10.49
Class R6	10.50
Maximum offering price per share: (B)
Class A	$11.08

(A)
Net asset value per share for Class I3, R, R4 and R6 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$1,329,452
Interest income	3,633
Net income from securities lending	314
Total investment income	1,333,399
Expenses:
Investment management fees	380,079
Distribution and service fees:
Class A	505
Class R	119,219
Class R4	1,204
Transfer agent fees:
Class A	335
Class I3	4,487
Class R	490
Class R4	36
Class R6	8
Trustee and CCO fees	3,719
Audit and tax fees	14,158
Custody fees	6,640
Legal fees	6,351
Printing and shareholder reports fees	3,184
Registration fees	42,215
Other	8,844
Total expenses before waiver and/or reimbursement and recapture	591,474
Expenses waived and/or reimbursed:
Class A	(7)
Class R4	(78)
Recapture of previously waived and/or reimbursed fees:
Class R4	89
Net expenses	591,478
Net investment income (loss)	741,921
Net realized gain (loss) on:
Investments	13,332,183
Net change in unrealized appreciation (depreciation) on:
Investments	(17,260,292)
Net realized and change in unrealized gain (loss)	(3,928,109)
Net increase (decrease) in net assets resulting from operations	$(3,186,188)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$741,921	$1,473,318
Net realized gain (loss)	13,332,183	32,912,894
Net change in unrealized appreciation (depreciation)	(17,260,292)	21,164,338
Net increase (decrease) in net assets resulting from operations	(3,186,188)	55,550,550
Dividends and/or distributions to shareholders:
Class A	(78,390)	(7,093)
Class I3	(23,206,283)	(9,119,689)
Class R	(8,057,374)	(4,114,822)
Class R4	(146,913)	(110,241)
Class R6	(42,396)	(994)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(31,531,356)	(13,352,839)
Capital share transactions:
Proceeds from shares sold:
Class A	100,398	323,303
Class I3	827,113	1,772,670
Class R	173,470	1,759,603
Class R4	78,798	198,715
Class R6	49,029	192,711
	1,228,808	4,247,002
Dividends and/or distributions reinvested:
Class A	78,390	7,093
Class I3	23,206,283	9,119,689
Class R	8,057,374	4,114,822
Class R4	146,913	110,241
Class R6	42,396	994
	31,531,356	13,352,839
Cost of shares redeemed:
Class A	(37,973)	(64,809)
Class I3	(16,671,534)	(17,629,440)
Class R	(23,928,835)	(7,483,685)
Class R4	(1,247,192)	(177,119)
Class R6	(21,122)	(79)
	(41,906,656)	(25,355,132)
Net increase (decrease) in net assets resulting from capital share transactions	(9,146,492)	(7,755,291)
Net increase (decrease) in net assets	(43,864,036)	34,442,420
Net assets:
Beginning of period/year	193,926,965	159,484,545
End of period/year	$150,062,929	$193,926,965
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	7,840	26,407
Class I3	75,209	144,482
Class R	14,566	147,020
Class R4	6,308	16,191
Class R6	4,306	14,350
	108,229	348,450
Shares reinvested:
Class A	6,966	627
Class I3	2,064,445	810,769
Class R	715,263	367,385
Class R4	13,032	9,807
Class R6	3,759	87
	2,803,465	1,188,675
Shares redeemed:
Class A	(3,611)	(5,120)
Class I3	(1,319,373)	(1,412,071)
Class R	(1,773,136)	(607,704)
Class R4	(90,688)	(14,065)
Class R6	(1,993)	(6)
	(3,188,801)	(2,038,966)
Net increase (decrease) in shares outstanding:
Class A	11,195	21,914
Class I3	820,281	(456,820)
Class R	(1,043,307)	(93,299)
Class R4	(71,348)	11,933
Class R6	6,072	14,431
	(277,107)	(501,841)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$13.28	$10.57	$9.98
Investment operations:
Net investment income (loss) (B)	0.03	0.06	0.04
Net realized and unrealized gain (loss)	(0.27)	3.52	0.59
Total investment operations	(0.24)	3.58	0.63
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	(0.08)	(0.04)
Net realized gains	(2.52)	(0.79)	—
Total dividends and/or distributions to shareholders	(2.57)	(0.87)	(0.04)
Net asset value, end of period/year	$10.47	$13.28	$10.57
Total return (C)	(3.11)%(D)	35.38%	6.28%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$391	$348	$45
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.97%(F)	0.96%	1.15%(F)
Including waiver and/or reimbursement and recapture	0.96%(F)(G)	0.98%	1.00%(F)
Net investment income (loss) to average net assets	0.59%(F)	0.49%	0.49%(F)
Portfolio turnover rate	55%(D)	105%	98%

(A)	Commenced operations on March 1, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class I3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$13.27	$10.55	$10.17	$13.68	$10.52	$9.95
Investment operations:
Net investment income (loss) (A)	0.06	0.11	0.12	0.12	0.13	0.14
Net realized and unrealized gain (loss)	(0.28)	3.52	0.89	(1.57)	4.06	0.60
Total investment operations	(0.22)	3.63	1.01	(1.45)	4.19	0.74
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.12)	(0.12)	(0.12)	(0.13)	(0.17)
Net realized gains	(2.52)	(0.79)	(0.51)	(1.94)	(0.90)	(0.00)(B)
Total dividends and/or distributions to shareholders	(2.59)	(0.91)	(0.63)	(2.06)	(1.03)	(0.17)
Net asset value, end of period/year	$10.46	$13.27	$10.55	$10.17	$13.68	$10.52
Total return	(2.96)%(C)	36.05%	10.41%	(12.58)%	42.24%	7.62%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$109,848	$128,401	$106,910	$109,512	$136,168	$109,142
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.56%(E)	0.54%	0.59%	0.52%	0.51%	0.52%
Including waiver and/or reimbursement and recapture	0.56%(E)	0.56%	0.56%	0.52%	0.51%	0.52%
Net investment income (loss) to average net assets	1.01%(E)	0.94%	1.12%	1.03%	1.03%	1.41%
Portfolio turnover rate	55%(C)	105%	98%	77%	82%	83%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$13.28	$10.56	$10.18	$13.68	$10.52	$9.95
Investment operations:
Net investment income (loss) (A)	0.03	0.06	0.07	0.06	0.07	0.09
Net realized and unrealized gain (loss)	(0.28)	3.51	0.88	(1.56)	4.06	0.60
Total investment operations	(0.25)	3.57	0.95	(1.50)	4.13	0.69
Dividends and/or distributions to shareholders:
Net investment income	(0.03)	(0.06)	(0.06)	(0.06)	(0.07)	(0.12)
Net realized gains	(2.52)	(0.79)	(0.51)	(1.94)	(0.90)	(0.00)(B)
Total dividends and/or distributions to shareholders	(2.55)	(0.85)	(0.57)	(2.00)	(0.97)	(0.12)
Net asset value, end of period/year	$10.48	$13.28	$10.56	$10.18	$13.68	$10.52
Total return	(3.18)%(C)	35.39%	9.85%	(13.03)%	41.64%	7.05%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$38,927	$63,176	$51,216	$49,946	$66,418	$55,318
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.05%(E)	1.03%	1.08%	1.02%	1.01%	1.02%
Including waiver and/or reimbursement and recapture	1.05%(E)	1.03%	1.06%	1.02%	1.01%	1.02%
Net investment income (loss) to average net assets	0.56%(E)	0.47%	0.62%	0.54%	0.54%	0.91%
Portfolio turnover rate	55%(C)	105%	98%	77%	82%	83%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class R4
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$13.28	$10.56	$10.18	$13.68	$10.52	$9.95
Investment operations:
Net investment income (loss) (A)	0.05	0.08	0.09	0.09	0.10	0.12
Net realized and unrealized gain (loss)	(0.28)	3.52	0.89	(1.56)	4.06	0.59
Total investment operations	(0.23)	3.60	0.98	(1.47)	4.16	0.71
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.09)	(0.09)	(0.09)	(0.10)	(0.14)
Net realized gains	(2.52)	(0.79)	(0.51)	(1.94)	(0.90)	(0.00) (B)
Total dividends and/or distributions to shareholders	(2.56)	(0.88)	(0.60)	(2.03)	(1.00)	(0.14)
Net asset value, end of period/year	$10.49	$13.28	$10.56	$10.18	$13.68	$10.52
Total return	(3.02)% (C)	35.69%	10.12%	(12.73)%	41.88%	7.31%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$671	$1,797	$1,303	$2,391	$2,800	$2,045
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.81%(E)	0.79%	0.84%	0.77%	0.76%	0.78%
Including waiver and/or reimbursement and recapture	0.81%(E)(F)	0.81%	0.81%	0.77%	0.76%	0.78%
Net investment income (loss) to average net assets	0.88%(E)	0.68%	0.89%	0.78%	0.77%	1.20%
Portfolio turnover rate	55%(C)	105%	98%	77%	82%	83%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$13.31	$10.58	$9.98
Investment operations:
Net investment income (loss) (B)	0.06	0.09	0.07
Net realized and unrealized gain (loss)	(0.28)	3.55	0.59
Total investment operations	(0.22)	3.64	0.66
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.12)	(0.06)
Net realized gains	(2.52)	(0.79)	—
Total dividends and/or distributions to shareholders	(2.59)	(0.91)	(0.06)
Net asset value, end of period/year	$10.50	$13.31	$10.58
Total return	(2.94)%(C)	36.06%	6.56%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$226	$205	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.56%(E)	0.54%	0.59%(E)
Including waiver and/or reimbursement and recapture	0.56%(E)	0.54%(F)	0.55%(E)
Net investment income (loss) to average net assets	0.99%(E)	0.69%	1.01%(E)
Portfolio turnover rate	55%(C)	105%	98%

(A)	Commenced operations on March 1, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Large Core ESG (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $2,431.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Environmental, social and governance (“ESG”) investing risk: Applying the sub-adviser’s ESG criteria to its investment analysis for the Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not use ESG criteria or that apply different ESG criteria. Applying ESG criteria may impact the Fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the Fund’s investment performance. The relevance and weightings of ESG criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies that are identified by the sub-adviser as having favorable ESG characteristics may shift into and out of favor depending on market and economic conditions, and a company’s ESG practices, or the sub-adviser’s assessment of such practices, may change over time. The Fund’s performance may at times be better or worse than the performance of similar funds that do not use ESG criteria or that apply different ESG criteria. ESG is not a uniformly defined characteristic
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
and applying ESG criteria involves a subjective assessment. There may be significant differences in views in what constitutes positive or negative ESG characteristics of a company. The sub-adviser’s ESG assessment of a company may differ from that of other funds or investors. The Fund’s investments may include securities of issuers that derive revenue from non-ESG activities. ESG ratings and assessments of issuers can vary across third part data providers, and ESG data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s ESG characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of ESG investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its ESG strategy.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$143,730,273	95.78%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.45%
Over $250 million up to $750 million	0.44
Over $750 million	0.43
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.00%	March 1, 2026
Class I3, Class R6	0.57	March 1, 2026
Class R	1.15	March 1, 2026
Class R4	0.81	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R4	$—	$92	$14	$78	$184

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I3 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$1,110	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$4,884	$720
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$93,076,334	$—	$132,781,315	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$117,237,180	$37,576,483	$(4,700,351)	$32,876,132
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Core ESG

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453813 TA LRG CORE ESG 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Large Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Large Growth

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Automobiles - 4.5%
Tesla, Inc. (A)	50,789	$ 14,330,624
Banks - 0.3%
Wells Fargo & Co.	14,064	998,685
Beverages - 0.5%
Monster Beverage Corp. (A)	25,123	1,510,395
Biotechnology - 1.1%
Roivant Sciences Ltd. (A)	155,693	1,809,153
Vertex Pharmaceuticals, Inc. (A)	3,094	1,576,393
		3,385,546
Broadline Retail - 6.8%
Amazon.com, Inc. (A)	45,295	8,353,304
Global-e Online Ltd. (A)	67,528	2,424,930
MercadoLibre, Inc. (A)	4,629	10,789,505
		21,567,739
Building Products - 0.2%
Builders FirstSource, Inc. (A)	5,258	629,015
Capital Markets - 1.8%
Ares Management Corp., Class A	7,181	1,095,318
Coinbase Global, Inc., Class A (A)	4,407	894,136
Interactive Brokers Group, Inc., Class A	5,660	972,671
Intercontinental Exchange, Inc.	6,132	1,029,992
KKR & Co., Inc.	8,236	941,128
S&P Global, Inc.	1,542	771,077
		5,704,322
Chemicals - 0.8%
Linde PLC	1,550	702,507
Sherwin-Williams Co.	5,111	1,803,774
		2,506,281
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	3,782	948,336
Communications Equipment - 0.4%
Arista Networks, Inc. (A)	16,330	1,343,469
Consumer Finance - 0.5%
American Express Co.	5,698	1,518,004
Consumer Staples Distribution & Retail - 0.9%
BJ's Wholesale Club Holdings, Inc. (A)	8,450	993,382
Walmart, Inc.	19,083	1,855,822
		2,849,204
Electrical Equipment - 0.5%
Emerson Electric Co.	5,422	569,906
GE Vernova, Inc.	2,422	898,126
		1,468,032
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	18,440	1,418,958
Coherent Corp. (A)	12,830	825,226
		2,244,184
	Shares	Value
COMMON STOCKS (continued)
Entertainment - 5.8%
Liberty Media Corp. - Liberty Formula One, Class C (A)	19,144	$ 1,697,499
Live Nation Entertainment, Inc. (A)	12,366	1,637,877
Netflix, Inc. (A)	4,043	4,575,544
ROBLOX Corp., Class A (A)	129,667	8,694,172
Spotify Technology SA (A)	3,278	2,012,626
		18,617,718
Financial Services - 6.6%
Adyen NV (A)(B)	2,237	3,592,970
Affirm Holdings, Inc. (A)	181,370	9,024,971
Federal National Mortgage Association (A)	264,585	1,669,531
Mastercard, Inc., Class A	9,591	5,256,443
Visa, Inc., Class A	4,181	1,444,536
		20,988,451
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (A)	16,312	1,678,015
Dexcom, Inc. (A)	21,846	1,559,367
Edwards Lifesciences Corp. (A)	14,748	1,113,327
		4,350,709
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	2,803	1,153,266
Health Care Technology - 0.5%
Veeva Systems, Inc., Class A (A)	7,542	1,762,490
Hotels, Restaurants & Leisure - 7.2%
Airbnb, Inc., Class A (A)	43,903	5,352,654
Chipotle Mexican Grill, Inc. (A)	38,657	1,952,952
DoorDash, Inc., Class A (A)	67,502	13,020,461
DraftKings, Inc., Class A (A)	32,756	1,090,447
Hilton Worldwide Holdings, Inc.	6,569	1,481,178
		22,897,692
Interactive Media & Services - 4.7%
Alphabet, Inc., Class A	46,334	7,357,839
Meta Platforms, Inc., Class A	14,142	7,763,958
		15,121,797
IT Services - 11.5%
Cloudflare, Inc., Class A (A)	151,447	18,291,769
Gartner, Inc. (A)	2,171	914,165
Shopify, Inc., Class A (A)	100,258	9,524,510
Snowflake, Inc., Class A (A)	50,460	8,047,865
		36,778,309
Machinery - 0.4%
Ingersoll Rand, Inc.	17,331	1,307,277
Oil, Gas & Consumable Fuels - 0.1%
Diamondback Energy, Inc.	3,396	448,306
Pharmaceuticals - 4.3%
Eli Lilly & Co.	6,650	5,978,017
Royalty Pharma PLC, Class A	241,185	7,915,692
		13,893,709
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 7.5%
Broadcom, Inc.	35,429	$ 6,819,020
KLA Corp.	3,027	2,127,043
NVIDIA Corp.	119,557	13,022,148
QUALCOMM, Inc.	12,822	1,903,554
		23,871,765
Software - 20.3%
AppLovin Corp., Class A (A)	30,998	8,348,071
Aurora Innovation, Inc. (A)	1,193,731	8,642,612
Cadence Design Systems, Inc. (A)	6,398	1,904,941
Crowdstrike Holdings, Inc., Class A (A)	18,836	8,078,195
HubSpot, Inc. (A)	1,491	911,747
Intuit, Inc.	3,780	2,371,837
Microsoft Corp.	29,101	11,502,461
MicroStrategy, Inc., Class A (A)	30,564	11,617,682
Palantir Technologies, Inc., Class A (A)	8,421	997,383
Palo Alto Networks, Inc. (A)	9,865	1,844,064
PTC, Inc. (A)	6,708	1,039,539
Salesforce, Inc.	9,382	2,521,037
Samsara, Inc., Class A (A)	59,651	2,365,759
ServiceNow, Inc. (A)	2,671	2,550,832
		64,696,160
Specialized REITs - 0.8%
American Tower Corp.	5,476	1,234,345
Equinix, Inc.	1,630	1,403,023
		2,637,368
Specialty Retail - 0.7%
O'Reilly Automotive, Inc. (A)	1,696	2,400,179
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	63,348	13,461,450
Trading Companies & Distributors - 0.4%
FTAI Aviation Ltd.	5,537	593,068
QXO, Inc. (C)	60,107	801,827
		1,394,895
Total Common Stocks (Cost $194,387,150)		306,785,377
	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% *
Securities Lending Collateral - 0.0% *
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (D)	206	$ 206
Total Other Investment Company (Cost $206)		206

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
Fixed Income Clearing Corp., 1.80% (D), dated 04/30/2025, to be repurchased at $12,606,334 on 05/01/2025. Collateralized by U.S. Government Obligations, 4.00% - 4.25%, due 06/30/2029 - 01/31/2031, and with a total value of $12,857,893.	$ 12,605,704	12,605,704
	Total Repurchase Agreement (Cost $12,605,704)	12,605,704
	Total Investments Excluding Options Purchased (Cost $206,993,060)	319,391,287
	Total Options Purchased - 0.1% (Cost $1,046,518)	413,997
	Total Investments (Cost $208,039,578)	319,805,284
	Net Other Assets (Liabilities) - (0.2)%	(662,201)
	Net Assets - 100.0%	$ 319,143,083
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	JPM	USD	7.66	09/01/2025	USD	28,070,577	$116,444	$37,334
Put – USD vs. CNH	JPM	USD	7.77	07/31/2025	USD	25,167,578	109,529	7,776
Put – USD vs. CNH	SCB	USD	7.77	10/16/2025	USD	55,123,104	239,896	75,133
Put – USD vs. CNH	JPM	USD	7.82	02/25/2026	USD	42,095,378	173,812	137,652
Put – USD vs. CNH	SCB	USD	7.90	04/01/2026	USD	28,011,641	136,109	88,825
Put – USD vs. CNH	GSI	USD	8.02	12/02/2025	USD	57,111,191	270,728	67,277
Total							$1,046,518	$413,997
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$303,192,407	$3,592,970	$—	$306,785,377
Other Investment Company	206	—	—	206
Repurchase Agreement	—	12,605,704	—	12,605,704
Over-the-Counter Foreign Exchange Options Purchased	—	413,997	—	413,997
Total Investments	$303,192,613	$16,612,671	$—	$319,805,284
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $3,592,970, representing 1.1% of the Fund's net assets.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $801,641, collateralized by cash collateral of $206 and non-cash collateral, such as U.S. government securities of $826,073. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at April 30, 2025.
(E)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $195,433,874) (including securities loaned of $801,641)	$307,199,580
Repurchase agreement, at value (cost $12,605,704)	12,605,704
Foreign currency, at value (cost $2,017)	2,013
Receivables and other assets:
Investments sold	198,019
Net income from securities lending	79
Shares of beneficial interest sold	430
Dividends	12,567
Interest	630
Prepaid expenses	10,497
Total assets	320,029,519
Liabilities:
Cash collateral received upon return of:
Securities on loan	206
Cash collateral at broker for:
OTC derivatives (A)	500,000
Payables and other liabilities:
Investments purchased	112,421
Shares of beneficial interest redeemed	17,307
Investment management fees	158,238
Distribution and service fees	33,962
Transfer agent fees	1,643
Trustee and CCO fees	1,656
Audit and tax fees	13,302
Custody fees	25,530
Legal fees	8,587
Printing and shareholder reports fees	714
Other accrued expenses	12,870
Total liabilities	886,436
Net assets	$319,143,083
Net assets consist of:
Paid-in capital	$124,342,608
Total distributable earnings (accumulated losses)	194,800,475
Net assets	$319,143,083
Net assets by class:
Class I3	$227,674,513
Class R	88,756,486
Class R4	124,727
Class R6	2,587,357
Shares outstanding (unlimited shares, no par value):
Class I3	18,028,898
Class R	7,415,025
Class R4	10,080
Class R6	205,089
Net asset value per share: (B)
Class I3	$12.63
Class R	11.97
Class R4	12.37
Class R6	12.62

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(B)	Net asset value per share for Class I3, R, R4 and R6 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$697,317
Interest income	78,251
Net income from securities lending	2,182
Withholding taxes on foreign income	(1,575)
Total investment income	776,175
Expenses:
Investment management fees	1,256,968
Distribution and service fees:
Class R	272,025
Class R4	736
Transfer agent fees:
Class I3	10,341
Class R	917
Class R4	22
Class R6	60
Trustee and CCO fees	8,777
Audit and tax fees	15,716
Custody fees	19,455
Legal fees	15,547
Printing and shareholder reports fees	6,597
Registration fees	30,917
Other	51,936
Total expenses before waiver and/or reimbursement and recapture	1,690,014
Expenses waived and/or reimbursed:
Class R4	(239)
Recapture of previously waived and/or reimbursed fees:
Class R4	38
Net expenses	1,689,813
Net investment income (loss)	(913,638)
Net realized gain (loss) on:
Investments	92,144,577
Foreign currency transactions	522
Net realized gain (loss)	92,145,099
Net change in unrealized appreciation (depreciation) on:
Investments	(47,248,178)
Translation of assets and liabilities denominated in foreign currencies	(4)
Net change in unrealized appreciation (depreciation)	(47,248,182)
Net realized and change in unrealized gain (loss)	44,896,917
Net increase (decrease) in net assets resulting from operations	$43,983,279
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$(913,638)	$(1,729,935)
Net realized gain (loss)	92,145,099	72,133,691
Net change in unrealized appreciation (depreciation)	(47,248,182)	113,300,369
Net increase (decrease) in net assets resulting from operations	43,983,279	183,704,125
Dividends and/or distributions to shareholders:
Class I3	(47,139,165)	—
Class R	(19,259,782)	—
Class R4	(23,632)	—
Class R6	(264,496)	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(66,687,075)	—
Capital share transactions:
Proceeds from shares sold:
Class I3	3,400,420	977,034
Class R	5,303,068	4,298,958
Class R4	27,777	162,145
Class R6	1,148,259	1,167,857
	9,879,524	6,605,994
Dividends and/or distributions reinvested:
Class I3	47,139,165	—
Class R	19,259,782	—
Class R4	23,632	—
Class R6	264,496	—
	66,687,075	—
Cost of shares redeemed:
Class I3	(144,776,946)	(91,273,667)
Class R	(54,728,159)	(14,260,126)
Class R4	(2,205,210)	(4,299,625)
Class R6	(159,817)	(1,283,014)
	(201,870,132)	(111,116,432)
Net increase (decrease) in net assets resulting from capital share transactions	(125,303,533)	(104,510,438)
Net increase (decrease) in net assets	(148,007,329)	79,193,687
Net assets:
Beginning of period/year	467,150,412	387,956,725
End of period/year	$319,143,083	$467,150,412
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class I3	244,147	82,826
Class R	354,704	371,514
Class R4	1,724	13,295
Class R6	105,169	106,828
	705,744	574,463
Shares reinvested:
Class I3	3,401,094	—
Class R	1,463,509	—
Class R4	1,739	—
Class R6	19,097	—
	4,885,439	—
Shares redeemed:
Class I3	(9,010,110)	(7,124,204)
Class R	(3,607,388)	(1,174,352)
Class R4	(133,229)	(336,596)
Class R6	(12,526)	(100,694)
	(12,763,253)	(8,735,846)
Net increase (decrease) in shares outstanding:
Class I3	(5,364,869)	(7,041,378)
Class R	(1,789,175)	(802,838)
Class R4	(129,766)	(323,301)
Class R6	111,740	6,134
	(7,172,070)	(8,161,383)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$14.40	$9.55	$9.03	$20.56	$17.03	$13.09
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.03)	(0.02)	(0.04)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	1.11	4.88	0.66	(7.68)	6.42	6.45
Total investment operations	1.09	4.85	0.64	(7.72)	6.35	6.41
Dividends and/or distributions to shareholders:
Net realized gains	(2.86)	—	(0.12)	(3.81)	(2.82)	(2.47)
Net asset value, end of period/year	$12.63	$14.40	$9.55	$9.03	$20.56	$17.03
Total return	5.81%(B)	50.79%	7.21%	(45.20)%	39.76%	57.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$227,675	$336,765	$290,665	$303,089	$971,642	$769,670
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73%(C)	0.71%	0.72%	0.70%	0.69%	0.69%
Including waiver and/or reimbursement and recapture	0.73%(C)	0.71%	0.72%	0.70%	0.69%	0.69%
Net investment income (loss) to average net assets	(0.33)%(C)	(0.25)%	(0.16)%	(0.32)%	(0.36)%	(0.31)%
Portfolio turnover rate	34%(B)	32%	36%	60%	48%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$13.80	$9.20	$8.75	$20.13	$16.79	$13.00
Investment operations:
Net investment income (loss) (A)	(0.06)	(0.09)	(0.06)	(0.09)	(0.16)	(0.11)
Net realized and unrealized gain (loss)	1.09	4.69	0.63	(7.48)	6.32	6.37
Total investment operations	1.03	4.60	0.57	(7.57)	6.16	6.26
Dividends and/or distributions to shareholders:
Net realized gains	(2.86)	—	(0.12)	(3.81)	(2.82)	(2.47)
Net asset value, end of period/year	$11.97	$13.80	$9.20	$8.75	$20.13	$16.79
Total return	5.59%(B)	50.00%	6.63%	(45.47)%	39.11%	57.02%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$88,756	$127,060	$92,098	$92,615	$200,390	$161,089
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.23%(C)	1.20%	1.21%	1.19%	1.18%	1.19%
Including waiver and/or reimbursement and recapture	1.23%(C)	1.20%	1.21%	1.19%	1.18%	1.19%
Net investment income (loss) to average net assets	(0.83)%(C)	(0.75)%	(0.65)%	(0.81)%	(0.86)%	(0.81)%
Portfolio turnover rate	34%(B)	32%	36%	60%	48%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$14.17	$9.42	$8.92	$20.40	$16.94	$13.06
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.05)	(0.03)	(0.06)	(0.11)	(0.07)
Net realized and unrealized gain (loss)	1.09	4.80	0.65	(7.61)	6.39	6.42
Total investment operations	1.06	4.75	0.62	(7.67)	6.28	6.35
Dividends and/or distributions to shareholders:
Net realized gains	(2.86)	—	(0.12)	(3.81)	(2.82)	(2.47)
Net asset value, end of period/year	$12.37	$14.17	$9.42	$8.92	$20.40	$16.94
Total return	5.67% (B)	50.42%	7.07%	(45.34)%	39.52%	57.53%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$125	$1,982	$4,362	$16,757	$64,361	$49,984
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.98%(C)	0.96%	0.97%	0.95%	0.94%	0.94%
Including waiver and/or reimbursement and recapture	0.91%(C)(D)	0.90%	0.91%(D)	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	(0.37)%(C)	(0.42)%	(0.33)%	(0.53)%	(0.58)%	(0.52)%
Portfolio turnover rate	34%(B)	32%	36%	60%	48%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes interest expenses outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$14.38	$9.55	$9.02	$20.55	$17.92
Investment operations:
Net investment income (loss) (B)	(0.02)	(0.03)	(0.01)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	1.12	4.86	0.66	(7.69)	2.67
Total investment operations	1.10	4.83	0.65	(7.72)	2.63
Dividends and/or distributions to shareholders:
Net realized gains	(2.86)	—	(0.12)	(3.81)	—
Net asset value, end of period/year	$12.62	$14.38	$9.55	$9.02	$20.55
Total return	5.89%(C)	50.58%	7.22%	(45.25)%	14.73%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,587	$1,343	$832	$20,288	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74%(D)	0.71%	0.70%	0.69%	0.69%(D)
Including waiver and/or reimbursement and recapture	0.74%(D)	0.71%(E)	0.70%	0.69%	0.69%(D)
Net investment income (loss) to average net assets	(0.36)%(D)	(0.25)%	(0.08)%	(0.31)%	(0.45)%(D)
Portfolio turnover rate	34%(C)	32%	36%	60%	48%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Large Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $403.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$206	$—	$—	$—	$206
Total Borrowings	$206	$—	$—	$—	$206
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Option contracts: The Fund is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund may enter into option contracts to manage exposure to various market fluctuations. The Fund may purchase or write call and put options on securities and derivative instruments in which the Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.
Options on foreign currency: The Fund may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.
Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.
Open option contracts at April 30, 2025, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions: Investments, at value (A)	$—	$413,997	$—	$—	$—	$413,997
Total	$—	$413,997	$—	$—	$—	$413,997

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(473,354)	$—	$—	$—	$(473,354)
Total	$—	$(473,354)	$—	$—	$—	$(473,354)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$(89,631)	$—	$—	$—	$(89,631)
Total	$—	$(89,631)	$—	$—	$—	$(89,631)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2025.
Options:
Average value of option contracts purchased	$516,563
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Fund OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2025. For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Goldman Sachs International	$67,277	$—	$(67,277)	$—	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	182,762	—	(182,762)	—	—	—	—	—
Standard Chartered Bank	163,958	—	(163,958)	—	—	—	—	—
Total	$413,997	$—	$(413,997)	$—	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Small and medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$304,622,073	95.45%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.650%
Over $1 billion up to $1.5 billion	0.635
Over $1.5 billion up to $2 billion	0.615
Over $2 billion up to $3 billion	0.605
Over $3 billion up to $4 billion	0.590
Over $4 billion up to $5 billion	0.575
Over $5 billion up to $7 billion	0.570
Over $7 billion	0.550
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I3, Class R6	0.74%	March 1, 2026
Class R	1.25	March 1, 2026
Class R4	0.90	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R4	$7,476	$7,914	$2,600	$239	$18,229

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R	0.50%
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I3 and Class R6.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$10,428	$1,318
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
Cross-trades: The Fund is authorized to purchase or sell securities from and to other funds within the Transamerica family of funds or between the Fund and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of the Fund participating in the transaction. For the period ended April 30, 2025, the Fund engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:
Purchases	Sales	Net Realized Gains/(Losses)
$—	$488,830	$(2,586,978)
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$125,218,553	$1,689,115	$328,539,410	$—
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$208,039,578	$121,137,240	$(9,371,534)	$111,765,706
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Growth

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453813 TA LRG GROWTH 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Large Value Opportunities
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 1.4%
Lockheed Martin Corp.	6,732	$ 3,216,213
Air Freight & Logistics - 1.2%
United Parcel Service, Inc., Class B	29,914	2,850,804
Automobiles - 0.3%
General Motors Co.	15,053	680,998
Banks - 7.0%
Bank of America Corp.	60,240	2,402,371
Citizens Financial Group, Inc.	14,546	536,602
East West Bancorp, Inc.	9,878	845,063
JPMorgan Chase & Co.	34,185	8,362,335
PNC Financial Services Group, Inc.	17,741	2,850,801
U.S. Bancorp	35,034	1,413,272
		16,410,444
Beverages - 2.6%
Brown-Forman Corp., Class B	31,822	1,108,679
Coca-Cola Co.	12,999	943,077
PepsiCo, Inc.	28,623	3,880,706
		5,932,462
Biotechnology - 2.6%
AbbVie, Inc.	6,225	1,214,498
Amgen, Inc.	6,459	1,879,052
Biogen, Inc. (A)	10,373	1,255,963
Exelixis, Inc. (A)	12,204	477,787
United Therapeutics Corp. (A)	3,916	1,186,900
		6,014,200
Broadline Retail - 1.0%
Amazon.com, Inc. (A)	10,639	1,962,044
eBay, Inc.	6,398	436,088
		2,398,132
Building Products - 1.9%
A.O. Smith Corp.	11,719	795,251
Allegion PLC	9,334	1,299,293
Fortune Brands Innovations, Inc.	11,252	605,582
Masco Corp.	6,547	396,814
Trane Technologies PLC	3,554	1,362,284
		4,459,224
Capital Markets - 6.4%
Ameriprise Financial, Inc.	1,528	719,719
Blackrock, Inc.	460	420,560
Blackstone, Inc.	7,841	1,032,738
Cboe Global Markets, Inc.	3,165	701,997
Goldman Sachs Group, Inc.	3,204	1,754,350
Interactive Brokers Group, Inc., Class A	5,857	1,006,525
Intercontinental Exchange, Inc.	1,202	201,900
Moody's Corp.	1,633	739,945
Morgan Stanley	22,392	2,584,485
Morningstar, Inc.	2,068	588,801
S&P Global, Inc.	2,178	1,089,109
	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
SEI Investments Co.	27,320	$ 2,138,883
Tradeweb Markets, Inc., Class A	14,208	1,964,966
		14,943,978
Chemicals - 2.0%
CF Industries Holdings, Inc.	5,141	402,900
Ecolab, Inc.	8,561	2,152,492
Linde PLC	3,196	1,448,523
PPG Industries, Inc.	5,384	586,103
		4,590,018
Commercial Services & Supplies - 0.4%
Cintas Corp.	4,812	1,018,604
Communications Equipment - 2.8%
Arista Networks, Inc. (A)	13,068	1,075,104
Cisco Systems, Inc.	32,217	1,859,887
F5, Inc. (A)	6,520	1,726,105
Motorola Solutions, Inc.	3,943	1,736,458
		6,397,554
Consumer Finance - 1.0%
Capital One Financial Corp.	7,087	1,277,502
Discover Financial Services	5,519	1,008,156
		2,285,658
Consumer Staples Distribution & Retail - 0.8%
Sysco Corp.	27,313	1,950,148
Containers & Packaging - 1.1%
Ball Corp.	18,056	937,829
Crown Holdings, Inc.	12,207	1,175,900
Smurfit WestRock PLC	8,154	342,631
		2,456,360
Diversified Telecommunication Services - 0.2%
Liberty Global Ltd., Class C (A)	40,054	454,212
Electric Utilities - 2.6%
Edison International	43,268	2,315,271
NRG Energy, Inc.	24,450	2,679,231
OGE Energy Corp.	23,150	1,050,547
		6,045,049
Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity PLC	13,817	2,022,532
Energy Equipment & Services - 0.7%
Baker Hughes Co.	46,269	1,637,923
Financial Services - 5.7%
Berkshire Hathaway, Inc., Class B (A)	17,104	9,120,708
Corpay, Inc. (A)	88	28,633
Fiserv, Inc. (A)	1,261	232,743
Mastercard, Inc., Class A	4,350	2,384,061
MGIC Investment Corp.	15,839	394,549
PayPal Holdings, Inc. (A)	16,044	1,056,337
		13,217,031
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Food Products - 1.4%
General Mills, Inc.	43,580	$ 2,472,729
Hershey Co.	4,745	793,317
		3,266,046
Gas Utilities - 0.7%
National Fuel Gas Co.	19,552	1,501,203
Ground Transportation - 1.0%
Union Pacific Corp.	11,058	2,384,768
Health Care Equipment & Supplies - 2.9%
Becton Dickinson & Co.	3,027	626,861
GE HealthCare Technologies, Inc.	7,837	551,176
Hologic, Inc. (A)	13,269	772,256
ResMed, Inc.	7,697	1,821,033
STERIS PLC	5,955	1,338,327
Stryker Corp.	4,268	1,595,891
		6,705,544
Health Care Providers & Services - 4.1%
Cigna Group	7,135	2,426,185
DaVita, Inc. (A)	3,276	463,718
HCA Healthcare, Inc.	5,938	2,049,085
Premier, Inc., Class A, Class A	22,917	466,361
Tenet Healthcare Corp. (A)	6,150	879,143
UnitedHealth Group, Inc.	5,203	2,140,722
Universal Health Services, Inc., Class B	6,525	1,155,382
		9,580,596
Health Care REITs - 0.7%
Omega Healthcare Investors, Inc.	42,669	1,666,224
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc.	438	2,233,485
Hilton Worldwide Holdings, Inc.	3,700	834,276
		3,067,761
Household Durables - 0.5%
Leggett & Platt, Inc.	66,033	635,237
NVR, Inc. (A)	88	627,066
		1,262,303
Household Products - 3.5%
Clorox Co.	5,301	754,333
Colgate-Palmolive Co.	27,295	2,516,326
Kimberly-Clark Corp.	19,091	2,515,812
Procter & Gamble Co.	14,474	2,353,038
		8,139,509
Independent Power & Renewable Electricity Producers - 1.1%
Brookfield Renewable Corp. (B)	39,547	1,125,508
Clearway Energy, Inc., Class C	49,534	1,453,327
		2,578,835
Insurance - 4.5%
Allstate Corp.	13,260	2,630,651
Arch Capital Group Ltd.	9,765	885,490
Cincinnati Financial Corp.	5,320	740,597
Hartford Insurance Group, Inc.	8,229	1,009,451
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp.	12,163	$ 3,426,804
Travelers Cos., Inc.	3,497	923,663
Unum Group	11,225	871,734
		10,488,390
Interactive Media & Services - 1.1%
Alphabet, Inc., Class A	7,527	1,195,287
Alphabet, Inc., Class C	2,411	387,906
Meta Platforms, Inc., Class A	1,910	1,048,590
		2,631,783
IT Services - 0.6%
Amdocs Ltd.	5,751	509,423
Gartner, Inc. (A)	2,034	856,477
		1,365,900
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	8,593	924,607
Avantor, Inc. (A)	38,078	494,633
Danaher Corp.	4,302	857,518
IQVIA Holdings, Inc. (A)	5,973	926,233
Medpace Holdings, Inc. (A)	1,835	565,895
Thermo Fisher Scientific, Inc.	1,889	810,381
		4,579,267
Machinery - 3.2%
Caterpillar, Inc.	2,933	907,089
Donaldson Co., Inc.	12,329	810,385
Illinois Tool Works, Inc.	12,400	2,974,884
PACCAR, Inc.	29,580	2,668,412
		7,360,770
Media - 1.1%
Comcast Corp., Class A	51,491	1,760,992
Fox Corp., Class B	18,357	848,828
		2,609,820
Metals & Mining - 0.5%
Reliance, Inc.	3,854	1,110,838
Multi-Utilities - 0.5%
Dominion Energy, Inc.	19,945	1,084,609
Oil, Gas & Consumable Fuels - 6.0%
Cheniere Energy, Inc.	8,818	2,037,928
Chevron Corp.	14,234	1,936,678
ConocoPhillips	31,285	2,788,119
Devon Energy Corp.	17,891	544,065
Exxon Mobil Corp.	64,003	6,760,637
		14,067,427
Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	23,094	1,159,319
Jazz Pharmaceuticals PLC (A)	6,842	800,240
Johnson & Johnson	19,530	3,052,734
Organon & Co.	31,233	403,843
Zoetis, Inc.	3,145	491,878
		5,908,014
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Professional Services - 1.6%
Booz Allen Hamilton Holding Corp.	5,959	$ 715,199
Genpact Ltd.	8,194	411,830
Leidos Holdings, Inc.	10,216	1,503,591
Robert Half, Inc.	26,572	1,177,140
		3,807,760
Retail REITs - 0.7%
Kimco Realty Corp.	29,155	582,517
Simon Property Group, Inc.	6,745	1,061,528
		1,644,045
Semiconductors & Semiconductor Equipment - 2.5%
Cirrus Logic, Inc. (A)	8,499	816,244
Lam Research Corp.	8,789	629,908
NVIDIA Corp.	6,591	717,892
QUALCOMM, Inc.	24,620	3,655,085
		5,819,129
Software - 1.2%
Gen Digital, Inc.	17,803	460,564
Salesforce, Inc.	8,397	2,256,358
		2,716,922
Specialized REITs - 1.3%
American Tower Corp.	2,812	633,853
CubeSmart	17,445	709,488
National Storage Affiliates Trust	24,621	915,901
Public Storage	2,781	835,496
		3,094,738
Specialty Retail - 4.1%
Home Depot, Inc.	12,177	4,389,687
Lowe's Cos., Inc.	7,479	1,672,005
TJX Cos., Inc.	27,541	3,543,976
		9,605,668
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	11,190	2,377,875
Dell Technologies, Inc., Class C	10,841	994,770
NetApp, Inc.	9,670	867,883
		4,240,528
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co.	11,257	699,848
Ralph Lauren Corp.	2,219	499,164
		1,199,012
	Shares	Value
COMMON STOCKS (continued)
Tobacco - 1.4%
Altria Group, Inc.	54,656	$ 3,232,902
Philip Morris International, Inc.	632	108,300
		3,341,202
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	10,691	2,640,142
Total Common Stocks (Cost $216,642,955)		228,450,297
EXCHANGE-TRADED FUND - 1.7%
U.S. Equity Fund - 1.7%
iShares Russell 1000 Value ETF (B)	22,177	4,042,202
Total Exchange-Traded Fund (Cost $4,024,489)		4,042,202
OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (C)	3,875,475	3,875,475
Total Other Investment Company (Cost $3,875,475)		3,875,475

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.80% (C), dated 04/30/2025, to be repurchased at $625,944 on 05/01/2025. Collateralized by a U.S. Government Obligation, 3.75%, due 08/31/2031, and with a value of $638,470.	$ 625,913	625,913
Total Repurchase Agreement (Cost $625,913)		625,913
Total Investments (Cost $225,168,832)		236,993,887
Net Other Assets (Liabilities) - (1.6)%		(3,778,517)
Net Assets - 100.0%		$ 233,215,370
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$228,450,297	$—	$—	$228,450,297
Exchange-Traded Fund	4,042,202	—	—	4,042,202
Other Investment Company	3,875,475	—	—	3,875,475
Repurchase Agreement	—	625,913	—	625,913
Total Investments	$236,367,974	$625,913	$—	$236,993,887
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $3,797,452, collateralized by cash collateral of $3,875,475. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2025.
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $224,542,919) (including securities loaned of $3,797,452)	$236,367,974
Repurchase agreement, at value (cost $625,913)	625,913
Receivables and other assets:
Net income from securities lending	228
Shares of beneficial interest sold	72,481
Dividends	171,642
Interest	31
Prepaid expenses	14,437
Total assets	237,252,706
Liabilities:
Cash collateral received upon return of:
Securities on loan	3,875,475
Payables and other liabilities:
Shares of beneficial interest redeemed	14,915
Investment management fees	83,563
Distribution and service fees	19,328
Transfer agent fees	1,361
Trustee and CCO fees	1,264
Audit and tax fees	11,597
Custody fees	14,781
Legal fees	5,762
Printing and shareholder reports fees	614
Other accrued expenses	8,676
Total liabilities	4,037,336
Net assets	$233,215,370
Net assets consist of:
Paid-in capital	$193,613,940
Total distributable earnings (accumulated losses)	39,601,430
Net assets	$233,215,370
Net assets by class:
Class I3	$181,296,362
Class R	43,507,028
Class R4	8,411,980
Shares outstanding (unlimited shares, no par value):
Class I3	19,988,789
Class R	4,783,469
Class R4	925,038
Net asset value per share: (A)
Class I3	$9.07
Class R	9.10
Class R4	9.09

(A)	Net asset value per share for Class I3, R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$3,202,222
Interest income	6,549
Net income from securities lending	254
Total investment income	3,209,025
Expenses:
Investment management fees	606,931
Distribution and service fees:
Class R	128,745
Class R4	11,501
Transfer agent fees:
Class I3	7,862
Class R	489
Class R4	345
Trustee and CCO fees	6,090
Audit and tax fees	13,036
Custody fees	11,371
Legal fees	10,988
Printing and shareholder reports fees	4,116
Registration fees	19,578
Other	15,981
Total expenses before waiver and/or reimbursement and recapture	837,033
Expenses waived and/or reimbursed:
Class R	(2,466)
Class R4	(915)
Recapture of previously waived and/or reimbursed fees:
Class R4	131
Net expenses	833,783
Net investment income (loss)	2,375,242
Net realized gain (loss) on:
Investments	28,156,523
Net change in unrealized appreciation (depreciation) on:
Investments	(34,126,342)
Net realized and change in unrealized gain (loss)	(5,969,819)
Net increase (decrease) in net assets resulting from operations	$(3,594,577)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$2,375,242	$5,010,682
Net realized gain (loss)	28,156,523	49,398,373
Net change in unrealized appreciation (depreciation)	(34,126,342)	34,165,595
Net increase (decrease) in net assets resulting from operations	(3,594,577)	88,574,650
Dividends and/or distributions to shareholders:
Class I3	(36,215,105)	(4,524,722)
Class R	(8,736,526)	(806,320)
Class R4	(1,701,304)	(150,439)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(46,652,935)	(5,481,481)
Capital share transactions:
Proceeds from shares sold:
Class I3	3,552,767	1,524,241
Class R	320,160	1,057,312
Class R4	1,089,859	2,236,607
	4,962,786	4,818,160
Dividends and/or distributions reinvested:
Class I3	36,215,105	4,524,722
Class R	8,736,526	806,320
Class R4	1,701,304	150,439
	46,652,935	5,481,481
Cost of shares redeemed:
Class I3	(82,990,177)	(32,142,284)
Class R	(20,877,813)	(7,996,853)
Class R4	(2,571,141)	(1,673,351)
	(106,439,131)	(41,812,488)
Net increase (decrease) in net assets resulting from capital share transactions	(54,823,410)	(31,512,847)
Net increase (decrease) in net assets	(105,070,922)	51,580,322
Net assets:
Beginning of period/year	338,286,292	286,705,970
End of period/year	$233,215,370	$338,286,292
Capital share transactions - shares:
Shares issued:
Class I3	355,036	146,987
Class R	32,596	102,705
Class R4	112,878	230,998
	500,510	480,690
Shares reinvested:
Class I3	3,890,460	434,406
Class R	935,467	77,538
Class R4	182,175	14,435
	5,008,102	526,379
Shares redeemed:
Class I3	(7,402,566)	(3,091,092)
Class R	(1,884,371)	(773,244)
Class R4	(250,915)	(159,098)
	(9,537,852)	(4,023,434)
Net increase (decrease) in shares outstanding:
Class I3	(3,157,070)	(2,509,699)
Class R	(916,308)	(593,001)
Class R4	44,138	86,335
	(4,029,240)	(3,016,365)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$11.38	$8.75	$9.59	$11.49	$8.16	$9.32
Investment operations:
Net investment income (loss) (A)	0.09	0.17	0.19	0.19	0.21	0.21
Net realized and unrealized gain (loss)	(0.25)	2.65	(0.24)	(0.28)	3.33	(1.09)
Total investment operations	(0.16)	2.82	(0.05)	(0.09)	3.54	(0.88)
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.19)	(0.18)	(0.20)	(0.21)	(0.23)
Net realized gains	(2.05)	—	(0.61)	(1.61)	—	(0.05)
Total dividends and/or distributions to shareholders	(2.15)	(0.19)	(0.79)	(1.81)	(0.21)	(0.28)
Net asset value, end of period/year	$9.07	$11.38	$8.75	$9.59	$11.49	$8.16
Total return	(1.86)%(B)	32.39%	(0.72)%	(1.20)%	43.70%	(9.67)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$181,296	$263,302	$224,564	$259,718	$313,063	$254,111
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.52%(D)	0.50%	0.50%	0.50%	0.49%	0.50%
Including waiver and/or reimbursement and recapture	0.52%(D)	0.50%	0.50%	0.50%	0.49%(E)	0.50%(E)
Net investment income (loss) to average net assets	1.86%(D)	1.65%	2.07%	1.87%	2.04%	2.36%
Portfolio turnover rate	62%(B)	114%	111%	119%	117%	116%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$11.39	$8.77	$9.61	$11.50	$8.17	$9.33
Investment operations:
Net investment income (loss) (A)	0.07	0.12	0.15	0.14	0.16	0.16
Net realized and unrealized gain (loss)	(0.24)	2.63	(0.24)	(0.27)	3.33	(1.09)
Total investment operations	(0.17)	2.75	(0.09)	(0.13)	3.49	(0.93)
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.13)	(0.14)	(0.15)	(0.16)	(0.18)
Net realized gains	(2.05)	—	(0.61)	(1.61)	—	(0.05)
Total dividends and/or distributions to shareholders	(2.12)	(0.13)	(0.75)	(1.76)	(0.16)	(0.23)
Net asset value, end of period/year	$9.10	$11.39	$8.77	$9.61	$11.50	$8.17
Total return	(1.98)%(B)	31.56%	(1.22)%	(1.63)%	42.93%	(10.05)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$43,507	$64,945	$55,174	$61,830	$70,159	$56,104
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.01%(D)	1.00%	1.00%	0.99%	0.98%	0.99%
Including waiver and/or reimbursement and recapture	1.00%(D)	1.00%(E)	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) to average net assets	1.38%(D)	1.15%	1.57%	1.37%	1.53%	1.89%
Portfolio turnover rate	62%(B)	114%	111%	119%	117%	116%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$11.40	$8.77	$9.61	$11.51	$8.17	$9.33
Investment operations:
Net investment income (loss) (A)	0.08	0.14	0.17	0.16	0.19	0.19
Net realized and unrealized gain (loss)	(0.26)	2.65	(0.24)	(0.28)	3.34	(1.10)
Total investment operations	(0.18)	2.79	(0.07)	(0.12)	3.53	(0.91)
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.16)	(0.16)	(0.17)	(0.19)	(0.20)
Net realized gains	(2.05)	—	(0.61)	(1.61)	—	(0.05)
Total dividends and/or distributions to shareholders	(2.13)	(0.16)	(0.77)	(1.78)	(0.19)	(0.25)
Net asset value, end of period/year	$9.09	$11.40	$8.77	$9.61	$11.51	$8.17
Total return	(2.00)% (B)	32.01%	(0.97)%	(1.46)%	43.42%	(9.81)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,412	$10,039	$6,968	$9,087	$10,065	$19,376
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.77%(D)	0.75%	0.75%	0.75%	0.74%	0.75%
Including waiver and/or reimbursement and recapture	0.75%(D)	0.75%(E)	0.75%(E)	0.75%(E)	0.75%	0.75%(E)
Net investment income (loss) to average net assets	1.60%(D)	1.39%	1.82%	1.61%	1.83%	2.13%
Portfolio turnover rate	62%(B)	114%	111%	119%	117%	116%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Large Value Opportunities (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class I3, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $4,705.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$2,061,926	$—	$—	$—	$2,061,926
Exchange-Traded Funds	1,813,549	—	—	—	1,813,549
Total Securities Lending Transactions	$3,875,475	$—	$—	$—	$3,875,475
Total Borrowings	$3,875,475	$—	$—	$—	$3,875,475
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$229,670,496	98.48%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.45%
Over $250 million up to $750 million	0.44
Over $750 million	0.43
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I3	0.65%	March 1, 2026
Class R	1.00	March 1, 2026
Class R4	0.75	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R	$—	$—	$—	$2,466	$2,466
Class R4	23	759	590	915	2,287

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R	0.50%
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I3.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$8,217	$1,147
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$170,357,317	$—	$268,711,626	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$225,168,832	$25,355,530	$(13,530,475)	$11,825,055
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Large Value Opportunities

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453813 TA LRG VAL OPS 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Long Credit
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Long Credit

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 86.2%
Aerospace & Defense - 2.4%
BAE Systems PLC
5.50%, 03/26/2054 (A)(B)	$ 880,000	$ 856,139
Boeing Co.
3.83%, 03/01/2059	2,486,000	1,604,289
5.93%, 05/01/2060	913,000	844,251
6.86%, 05/01/2054	2,935,000	3,137,324
General Electric Co.
4.13%, 10/09/2042	1,552,000	1,281,596
4.50%, 03/11/2044	1,240,000	1,081,589
RTX Corp.
4.15%, 05/15/2045	2,263,000	1,822,711
4.63%, 11/16/2048	3,493,000	2,951,777
		13,579,676
Automobile Components - 0.5%
Aptiv Swiss Holdings Ltd.
4.15%, 05/01/2052	1,927,000	1,316,989
Lear Corp.
3.55%, 01/15/2052	2,327,000	1,458,763
		2,775,752
Automobiles - 0.7%
Ford Motor Co.
4.75%, 01/15/2043	1,246,000	932,714
General Motors Co.
6.25%, 10/02/2043	3,202,000	3,019,952
		3,952,666
Banks - 8.8%
Bank of America Corp.
Fixed until 04/22/2041, 3.31% (C), 04/22/2042	1,509,000	1,136,006
Fixed until 03/20/2050, 4.08% (C), 03/20/2051	3,502,000	2,713,422
Fixed until 04/25/2033, 5.29% (C), 04/25/2034	3,516,000	3,522,904
Fixed until 01/24/2035, 5.51% (C), 01/24/2036	2,294,000	2,322,637
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (C), 07/21/2039	431,000	430,923
BPCE SA
Fixed until 10/19/2041, 3.58% (C), 10/19/2042 (A)	1,021,000	712,472
Fixed until 07/19/2032, 5.75% (C), 07/19/2033 (A)	1,642,000	1,659,515
Citigroup, Inc.
Fixed until 01/24/2038, 3.88% (C), 01/24/2039	4,575,000	3,834,243
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	1,988,000	1,721,850
Fixed until 07/23/2034, 5.33% (C), 07/23/2035	3,036,000	3,013,480
Fixed until 01/28/2055, 5.73% (C), 01/28/2056	1,489,000	1,453,051
Intesa Sanpaolo SpA
7.80%, 11/28/2053 (A)	1,861,000	2,107,263
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 04/22/2040, 3.11% (C), 04/22/2041	$ 8,200,000	$ 6,195,021
Fixed until 06/01/2033, 5.35% (C), 06/01/2034	2,327,000	2,361,503
Lloyds Banking Group PLC
Fixed until 01/05/2034, 5.68% (C), 01/05/2035	886,000	895,670
Morgan Stanley
Fixed until 07/22/2037, 3.97% (C), 07/22/2038	2,206,000	1,893,558
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	1,266,000	1,258,369
Fixed until 11/19/2054, 5.52% (C), 11/19/2055	777,000	743,287
Fixed until 01/18/2035, 5.59% (C), 01/18/2036	2,771,000	2,806,565
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	929,000	908,503
Fixed until 06/08/2033, 5.87% (C), 06/08/2034	1,115,000	1,141,088
UBS Group AG
Fixed until 09/06/2044, 5.38% (C), 09/06/2045 (A)	1,200,000	1,134,708
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (A)	790,000	844,495
Wells Fargo & Co.
4.75%, 12/07/2046	5,403,000	4,486,702
		49,297,235
Beverages - 2.0%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	9,483,000	7,987,665
Constellation Brands, Inc.
5.25%, 11/15/2048	2,193,000	1,957,538
Pernod Ricard SA
5.50%, 01/15/2042 (A)	1,427,000	1,342,089
		11,287,292
Biotechnology - 1.4%
Amgen, Inc.
4.20%, 02/22/2052	1,797,000	1,384,821
5.75%, 03/02/2063	2,677,000	2,551,633
CSL Finance PLC
4.95%, 04/27/2062 (A)	1,747,000	1,475,100
Gilead Sciences, Inc.
5.50%, 11/15/2054	2,785,000	2,704,988
		8,116,542
Building Products - 1.6%
Carrier Global Corp.
6.20%, 03/15/2054	1,265,000	1,328,646
CRH America Finance, Inc.
5.88%, 01/09/2055	1,704,000	1,685,749
GCC SAB de CV
3.61%, 04/20/2032 (A)	471,000	403,815
Holcim Finance U.S. LLC
4.75%, 09/22/2046 (A)	3,770,000	3,116,574
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Owens Corning
4.30%, 07/15/2047	$ 1,555,000	$ 1,230,338
Vulcan Materials Co.
5.70%, 12/01/2054	1,545,000	1,478,533
		9,243,655
Chemicals - 1.9%
LYB International Finance BV
4.88%, 03/15/2044	1,472,000	1,216,364
Nutrien Ltd.
5.00%, 04/01/2049	3,851,000	3,375,877
OCP SA
6.88%, 04/25/2044 (D)	471,000	441,773
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (B)(D)	3,540,000	2,967,664
Westlake Corp.
4.38%, 11/15/2047	3,152,000	2,412,052
		10,413,730
Commercial Services & Supplies - 2.7%
Ashtead Capital, Inc.
5.80%, 04/15/2034 (A)	468,000	468,167
Equifax, Inc.
7.00%, 07/01/2037	3,657,000	4,059,042
GXO Logistics, Inc.
2.65%, 07/15/2031 (B)	2,400,000	2,024,694
6.50%, 05/06/2034	642,000	640,754
Moody's Corp.
3.25%, 05/20/2050	3,320,000	2,193,642
Siemens Financieringsmaatschappij NV
2.88%, 03/11/2041 (A)	1,720,000	1,254,259
4.40%, 05/27/2045 (A)	1,071,000	921,588
Waste Management, Inc.
5.35%, 10/15/2054	3,457,000	3,321,134
		14,883,280
Communications Equipment - 5.5%
AT&T, Inc.
3.50%, 09/15/2053	6,382,000	4,279,358
3.55%, 09/15/2055	8,254,000	5,514,788
Corning, Inc.
4.38%, 11/15/2057	2,188,000	1,691,613
PLDT, Inc.
3.45%, 06/23/2050 (D)	412,000	275,175
Telefonica Emisiones SA
7.05%, 06/20/2036	4,431,000	4,897,948
T-Mobile USA, Inc.
3.30%, 02/15/2051	754,000	495,742
4.50%, 04/15/2050	2,606,000	2,117,432
5.65%, 01/15/2053	2,801,000	2,677,829
Verizon Communications, Inc.
2.99%, 10/30/2056	1,453,000	864,683
3.70%, 03/22/2061	8,730,000	5,944,593
Vodafone Group PLC
5.75%, 06/28/2054 (E)	2,216,000	2,094,815
		30,853,976
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail - 2.7%
7-Eleven, Inc.
2.50%, 02/10/2041 (A)	$ 3,752,000	$ 2,436,471
Alimentation Couche-Tard, Inc.
5.62%, 02/12/2054 (A)(B)	2,296,000	2,114,620
Home Depot, Inc.
4.25%, 04/01/2046	4,823,000	4,002,690
Lowe's Cos., Inc.
3.00%, 10/15/2050	2,444,000	1,494,096
4.25%, 04/01/2052	2,327,000	1,777,521
McDonald's Corp.
3.63%, 09/01/2049	2,092,000	1,505,708
Starbucks Corp.
4.50%, 11/15/2048	2,182,000	1,763,698
		15,094,804
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054 (A)	2,387,000	2,295,296
Diversified REITs - 0.4%
VICI Properties LP
6.13%, 04/01/2054	2,469,000	2,365,203
Electric Utilities - 10.1%
Appalachian Power Co.
4.45%, 06/01/2045	3,258,000	2,608,786
Berkshire Hathaway Energy Co.
4.50%, 02/01/2045	2,153,000	1,824,943
Black Hills Corp.
4.20%, 09/15/2046	4,832,000	3,845,418
Comision Federal de Electricidad
4.68%, 02/09/2051 (D)	295,000	199,436
6.26%, 02/15/2052 (B)(D)	1,100,000	929,586
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/2057	6,514,000	4,686,675
DTE Electric Co.
4.05%, 05/15/2048	2,197,000	1,747,848
Duke Energy Progress LLC
5.55%, 03/15/2055	4,940,000	4,802,831
Electricite de France SA
5.00%, 09/21/2048 (A)	1,974,000	1,699,679
Entergy Arkansas LLC
4.20%, 04/01/2049	3,851,000	3,038,310
Evergy Metro, Inc.
4.20%, 03/15/2048	3,258,000	2,564,074
FirstEnergy Corp.
4.85%, 07/15/2047	3,411,000	2,834,777
Northern States Power Co.
4.00%, 08/15/2045	2,634,000	2,109,288
Pacific Gas & Electric Co.
3.50%, 08/01/2050	1,955,000	1,249,495
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/2054	57,000	52,704
Potomac Electric Power Co.
7.90%, 12/15/2038	3,850,000	4,787,950
Public Service Electric & Gas Co.
4.05%, 05/01/2048	3,258,000	2,570,910
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southern California Edison Co.
4.65%, 10/01/2043	$ 2,769,000	$ 2,228,347
Southern Co.
4.40%, 07/01/2046	2,870,000	2,325,853
Texas Electric Market Stabilization Funding N LLC
5.17%, 02/01/2052 (A)	1,142,000	1,067,146
Union Electric Co.
3.90%, 09/15/2042	4,379,000	3,547,323
Virginia Electric & Power Co.
8.88%, 11/15/2038	4,425,000	5,776,305
		56,497,684
Electrical Equipment - 0.3%
Emerson Electric Co.
2.75%, 10/15/2050	2,329,000	1,437,952
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.
5.38%, 11/15/2054	1,899,000	1,845,714
Energy Equipment & Services - 0.5%
Halliburton Co.
5.00%, 11/15/2045	3,161,000	2,701,067
Financial Services - 0.6%
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	455,000	448,392
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	1,081,000	1,127,532
FMR LLC
6.50%, 12/14/2040 (A)	1,718,000	1,916,993
		3,492,917
Food Products - 3.4%
BAT Capital Corp.
6.25%, 08/15/2055	2,788,000	2,727,231
7.08%, 08/02/2053	2,435,000	2,648,952
Cargill, Inc.
6.63%, 09/15/2037 (A)	2,276,000	2,467,077
J.M. Smucker Co.
6.50%, 11/15/2043	596,000	631,223
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
4.38%, 02/02/2052	3,900,000	3,006,464
6.50%, 12/01/2052	852,000	878,295
Kroger Co.
5.50%, 09/15/2054	2,351,000	2,198,222
Mars, Inc.
5.70%, 05/01/2055 (A)	1,629,000	1,607,668
Philip Morris International, Inc.
4.25%, 11/10/2044	1,659,000	1,375,878
Sysco Corp.
3.30%, 02/15/2050	2,188,000	1,432,697
		18,973,707
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 1.2%
Alcon Finance Corp.
3.80%, 09/23/2049 (A)	$ 2,856,000	$ 2,059,581
5.75%, 12/06/2052 (A)	1,540,000	1,495,584
Danaher Corp.
2.60%, 10/01/2050	1,164,000	692,294
Stryker Corp.
4.63%, 03/15/2046	2,617,000	2,281,019
		6,528,478
Health Care Providers & Services - 3.1%
Cigna Group
3.40%, 03/15/2051	2,492,000	1,645,831
3.88%, 10/15/2047	3,793,000	2,793,058
Elevance Health, Inc.
5.13%, 02/15/2053	2,931,000	2,589,409
HCA, Inc.
4.63%, 03/15/2052	3,275,000	2,573,445
6.10%, 04/01/2064	2,461,000	2,347,790
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,086,000	1,046,668
UnitedHealth Group, Inc.
5.20%, 04/15/2063	4,954,000	4,377,346
		17,373,547
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.
5.63%, 05/15/2054	1,969,000	1,803,951
Hotels, Restaurants & Leisure - 0.6%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	4,491,000	3,379,959
Insurance - 3.5%
200 Park Funding Trust
5.74%, 02/15/2055 (A)	3,503,000	3,415,259
Alleghany Corp.
3.25%, 08/15/2051	1,691,000	1,118,572
4.90%, 09/15/2044	1,748,000	1,567,793
Allstate Corp.
3.85%, 08/10/2049	2,233,000	1,637,628
Aon North America, Inc.
5.75%, 03/01/2054	3,032,000	2,935,948
Corebridge Financial, Inc.
4.40%, 04/05/2052	1,708,000	1,332,621
Equitable Holdings, Inc.
5.00%, 04/20/2048	1,424,000	1,237,615
High Street Funding Trust II
4.68%, 02/15/2048 (A)	2,107,000	1,768,503
Markel Group, Inc.
5.00%, 05/20/2049	273,000	236,261
6.00%, 05/16/2054	1,049,000	1,041,273
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	869,000	891,342
Willis North America, Inc.
5.90%, 03/05/2054	2,820,000	2,736,044
		19,918,859
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail - 2.2%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041	$ 200,000	$ 136,029
4.20%, 12/06/2047	1,221,000	958,337
Alphabet, Inc.
5.30%, 05/15/2065 (F)	1,555,000	1,531,510
Amazon.com, Inc.
4.05%, 08/22/2047	3,101,000	2,543,657
JD.com, Inc.
4.13%, 01/14/2050	935,000	724,357
Meta Platforms, Inc.
4.45%, 08/15/2052	2,182,000	1,819,880
5.75%, 05/15/2063	1,085,000	1,081,690
Prosus NV
4.03%, 08/03/2050 (D)	1,177,000	774,986
Uber Technologies, Inc.
5.35%, 09/15/2054	3,083,000	2,827,007
		12,397,453
IT Services - 0.5%
Apple, Inc.
3.45%, 02/09/2045	2,473,000	1,903,996
Hewlett Packard Enterprise Co.
5.60%, 10/15/2054	1,182,000	1,091,010
		2,995,006
Machinery - 0.3%
Ingersoll Rand, Inc.
5.70%, 06/15/2054	1,533,000	1,479,015
Media - 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	6,028,000	5,610,907
Comcast Corp.
2.89%, 11/01/2051	1,827,000	1,100,681
2.94%, 11/01/2056	1,216,000	708,419
4.00%, 11/01/2049	3,572,000	2,691,008
Fox Corp.
5.58%, 01/25/2049	2,920,000	2,664,707
		12,775,722
Metals & Mining - 1.9%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	1,717,000	1,587,317
Glencore Finance Canada Ltd.
6.90%, 11/15/2037 (A)	1,240,000	1,331,424
Newmont Corp.
6.25%, 10/01/2039	2,010,000	2,154,320
Nucor Corp.
2.98%, 12/15/2055	1,743,000	1,037,280
Rio Tinto Finance USA PLC
5.88%, 03/14/2065	2,465,000	2,440,135
Steel Dynamics, Inc.
5.75%, 05/15/2055	2,465,000	2,338,189
		10,888,665
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 10.1%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (D)	$ 1,297,000	$ 1,148,343
BP Capital Markets America, Inc.
2.94%, 06/04/2051	4,071,000	2,504,332
Cameron LNG LLC
3.70%, 01/15/2039 (A)	1,681,000	1,407,230
Devon Energy Corp.
5.00%, 06/15/2045	1,747,000	1,396,404
Diamondback Energy, Inc.
4.40%, 03/24/2051	1,565,000	1,167,815
5.75%, 04/18/2054	1,675,000	1,497,530
Energy Transfer LP
5.00%, 05/15/2050	1,630,000	1,303,971
7.50%, 07/01/2038	4,309,000	4,780,801
Enterprise Products Operating LLC
4.90%, 05/15/2046	3,488,000	3,080,454
Equinor ASA
5.10%, 08/17/2040	2,680,000	2,581,650
Greensaif Pipelines Bidco SARL
6.10%, 08/23/2042 (A)	1,542,000	1,527,946
Hess Corp.
5.60%, 02/15/2041	1,767,000	1,743,577
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (D)	1,750,000	1,553,930
Kinder Morgan Energy Partners LP
6.55%, 09/15/2040	4,309,000	4,415,179
MPLX LP
5.50%, 02/15/2049	1,397,000	1,227,160
Occidental Petroleum Corp.
6.60%, 03/15/2046	2,492,000	2,349,649
ONEOK Partners LP
6.20%, 09/15/2043	2,079,000	1,996,193
ONEOK, Inc.
4.25%, 09/15/2046	1,983,000	1,459,278
5.20%, 07/15/2048	1,747,000	1,473,170
Ovintiv, Inc.
7.10%, 07/15/2053	1,546,000	1,506,644
Pertamina Persero PT
6.45%, 05/30/2044 (A)	1,429,000	1,443,805
Petroleos del Peru SA
5.63%, 06/19/2047 (D)	1,968,000	1,208,010
Petroleos Mexicanos
6.95%, 01/28/2060	1,459,000	971,326
7.69%, 01/23/2050	2,185,000	1,602,235
Petronas Capital Ltd.
4.55%, 04/21/2050 (A)	917,000	773,424
Shell Finance U.S., Inc.
3.75%, 09/12/2046	4,450,000	3,367,310
Spectra Energy Partners LP
4.50%, 03/15/2045	3,258,000	2,598,677
Western Midstream Operating LP
5.30%, 03/01/2048	2,327,000	1,871,220
Williams Cos., Inc.
5.40%, 03/04/2044	2,870,000	2,628,053
		56,585,316
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Care Products - 0.6%
Kenvue, Inc.
5.10%, 03/22/2043	$ 3,493,000	$ 3,335,585
Pharmaceuticals - 4.5%
AbbVie, Inc.
4.70%, 05/14/2045	2,768,000	2,449,441
5.40%, 03/15/2054	2,938,000	2,820,879
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,729,000	1,663,560
Cardinal Health, Inc.
5.75%, 11/15/2054	975,000	935,125
CVS Health Corp.
5.30%, 12/05/2043	3,967,000	3,544,385
5.88%, 06/01/2053	2,195,000	2,060,222
Fixed until 09/10/2034, 6.75% (C), 12/10/2054	712,000	705,836
Johnson & Johnson
3.75%, 03/03/2047	1,555,000	1,237,624
Merck & Co., Inc.
3.70%, 02/10/2045	2,813,000	2,193,439
5.00%, 05/17/2053	1,230,000	1,120,103
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	2,057,000	1,870,319
Pfizer, Inc.
4.20%, 09/15/2048	4,347,000	3,510,460
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/2050	2,080,000	1,339,819
		25,451,212
Residential REITs - 0.4%
American Homes 4 Rent LP
4.30%, 04/15/2052	2,886,000	2,179,521
Retail REITs - 0.3%
Kimco Realty OP LLC
3.70%, 10/01/2049	1,139,000	802,156
Simon Property Group LP
5.85%, 03/08/2053	664,000	651,848
		1,454,004
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc.
4.39%, 06/01/2052 (B)	2,775,000	2,285,499
Broadcom, Inc.
3.50%, 02/15/2041 (A)	1,946,000	1,509,802
3.75%, 02/15/2051 (A)	2,268,000	1,655,847
Foundry JV Holdco LLC
6.30%, 01/25/2039 (A)	2,797,000	2,896,760
Intel Corp.
5.60%, 02/21/2054	1,969,000	1,736,402
5.90%, 02/10/2063	1,747,000	1,578,598
KLA Corp.
5.00%, 03/15/2049	1,465,000	1,331,900
Micron Technology, Inc.
6.05%, 11/01/2035	1,555,000	1,574,572
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041 - 11/30/2051	2,316,000	1,488,775
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.
4.30%, 05/20/2047	$ 4,066,000	$ 3,343,168
Texas Instruments, Inc.
4.15%, 05/15/2048	1,478,000	1,203,061
5.05%, 05/18/2063 (B)	1,805,000	1,617,477
		22,221,861
Software - 3.0%
AppLovin Corp.
5.95%, 12/01/2054	1,546,000	1,478,196
Fiserv, Inc.
4.40%, 07/01/2049	1,792,000	1,409,359
Intuit, Inc.
5.50%, 09/15/2053	1,653,000	1,618,656
Microsoft Corp.
2.92%, 03/17/2052	3,694,000	2,456,016
Oracle Corp.
5.50%, 09/27/2064	1,480,000	1,312,905
6.90%, 11/09/2052	6,132,000	6,623,726
Synopsys, Inc.
5.70%, 04/01/2055	1,787,000	1,730,332
		16,629,190
Transportation Infrastructure - 1.2%
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	557,000	347,332
4.70%, 09/01/2045	4,309,000	3,839,777
5.20%, 04/15/2054	590,000	552,860
Norfolk Southern Corp.
4.65%, 01/15/2046	2,272,000	1,961,878
		6,701,847
Total Corporate Debt Securities (Cost $495,547,184)		483,207,339
U.S. GOVERNMENT OBLIGATIONS - 7.5%
U.S. Treasury - 7.5%
U.S. Treasury Bonds
1.25%, 05/15/2050	18,741,000	9,140,630
1.88%, 11/15/2051	15,327,000	8,647,781
3.63%, 02/15/2053 - 05/15/2053	538,000	445,957
4.13%, 08/15/2053	854,000	774,938
4.50%, 02/15/2044 - 11/15/2054	5,946,000	5,800,555
4.63%, 11/15/2044 - 02/15/2055	4,920,000	4,866,218
4.75%, 02/15/2045 - 11/15/2053	3,839,000	3,866,897
U.S. Treasury Notes
4.25%, 11/15/2034	773,000	777,590
4.38%, 05/15/2034	2,289,000	2,328,789
4.63%, 02/15/2035	5,275,000	5,463,746
Total U.S. Government Obligations (Cost $42,908,665)		42,113,101
FOREIGN GOVERNMENT OBLIGATIONS - 2.5%
Chile - 0.4%
Chile Government International Bonds
4.00%, 01/31/2052	2,609,000	1,958,055
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia - 0.2%
Colombia Government International Bonds
5.00%, 06/15/2045	$ 1,602,000	$ 1,040,945
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	1,041,000	963,237
Guatemala - 0.2%
Guatemala Government Bonds
6.13%, 06/01/2050 (D)	1,457,000	1,289,445
Indonesia - 0.1%
Indonesia Government International Bonds
5.13%, 01/15/2045 (A)	825,000	771,649
Ireland - 0.2%
Amazon Conservation DAC
6.03%, 01/16/2042 (A)	1,314,000	1,305,039
Mexico - 0.2%
Mexico Government International Bonds
4.60%, 02/10/2048	1,483,000	1,052,747
Panama - 0.3%
Panama Government International Bonds
4.50%, 04/01/2056	2,409,000	1,464,602
Peru - 0.1%
Peru Government International Bonds
5.63%, 11/18/2050	612,000	572,851
Qatar - 0.2%
Qatar Government International Bonds
5.10%, 04/23/2048 (A)	1,012,000	957,858
Republic of South Africa - 0.1%
Republic of South Africa Government International Bonds
7.95%, 11/19/2054 (A)	624,000	570,846
Romania - 0.1%
Romania Government International Bonds
4.00%, 02/14/2051 (A)	1,272,000	758,867
Saudi Arabia - 0.2%
Saudi Government International Bonds
5.25%, 01/16/2050 (A)	1,128,000	1,006,360
Total Foreign Government Obligations (Cost $14,284,269)		13,712,501
ASSET-BACKED SECURITIES - 1.4%
JG Wentworth XLIII LLC
Series 2019-1A, Class A, 3.82%, 08/17/2071 (A)	3,331,265	3,000,195
	Principal	Value
ASSET-BACKED SECURITIES (continued)
JG Wentworth XXXVIII LLC
Series 2017-1A, Class A, 3.99%, 08/16/2060 (A)	$ 5,281,456	$ 4,832,158
Total Asset-Backed Securities (Cost $7,815,678)		7,832,353
U.S. GOVERNMENT AGENCY OBLIGATION - 0.5%
Tennessee Valley Authority
4.25%, 09/15/2065	3,700,000	2,981,836
Total U.S. Government Agency Obligation (Cost $2,988,180)		2,981,836
MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	560,000	608,108
Total Municipal Government Obligation (Cost $622,871)		608,108

	Shares	Value
OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (G)	9,364,048	9,364,048
Total Other Investment Company (Cost $9,364,048)		9,364,048

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.80% (G), dated 04/30/2025, to be repurchased at $5,336,310 on 05/01/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 06/30/2029, and with a value of $5,442,882.	$ 5,336,043	5,336,043
Total Repurchase Agreement (Cost $5,336,043)		5,336,043
Total Investments (Cost $578,866,938)		565,155,329
Net Other Assets (Liabilities) - (0.8)%		(4,705,791)
Net Assets - 100.0%		$ 560,449,538
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$483,207,339	$—	$483,207,339
U.S. Government Obligations	—	42,113,101	—	42,113,101
Foreign Government Obligations	—	13,712,501	—	13,712,501
Asset-Backed Securities	—	7,832,353	—	7,832,353
U.S. Government Agency Obligation	—	2,981,836	—	2,981,836
Municipal Government Obligation	—	608,108	—	608,108
Other Investment Company	9,364,048	—	—	9,364,048
Repurchase Agreement	—	5,336,043	—	5,336,043
Total Investments	$9,364,048	$555,791,281	$—	$565,155,329
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $68,399,176, representing 12.2% of the
Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $9,163,564, collateralized by cash collateral of $9,364,048. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the total value of the Regulation S securities is $10,788,348, representing 1.9%
of the Fund's net assets.

(E)	Restricted security. At April 30, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Vodafone Group PLC 5.75%, 06/28/2054	06/25/2024 - 06/27/2024	$2,190,531	$2,094,815	0.4%

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Rate disclosed reflects the yield at April 30, 2025.
(H)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $573,530,895) (including securities loaned of $9,163,564)	$559,819,286
Repurchase agreement, at value (cost $5,336,043)	5,336,043
Receivables and other assets:
Investments sold	1,454,671
Net income from securities lending	3,205
Interest	7,381,418
Tax reclaims	16,040
Prepaid expenses	18,931
Total assets	574,029,594
Liabilities:
Cash collateral received upon return of:
Securities on loan	9,364,048
Payables and other liabilities:
Investments purchased	2,392,924
When-issued, delayed-delivery, forward and TBA commitments purchased	1,531,069
Shares of beneficial interest redeemed	49
Investment management fees	210,126
Distribution and service fees	125
Transfer agent fees	4,327
Trustee and CCO fees	1,924
Audit and tax fees	24,096
Custody fees	37,635
Legal fees	3,437
Printing and shareholder reports fees	3,848
Other accrued expenses	6,448
Total liabilities	13,580,056
Net assets	$560,449,538
Net assets consist of:
Paid-in capital	$578,734,424
Total distributable earnings (accumulated losses)	(18,284,886)
Net assets	$560,449,538
Net assets by class:
Class A	$610,184
Class I	10,234,080
Class I2	549,605,274
Shares outstanding (unlimited shares, no par value):
Class A	66,162
Class I	1,109,979
Class I2	59,628,543
Net asset value per share: (A)
Class A	$9.22
Class I	9.22
Class I2	9.22
Maximum offering price per share: (B)
Class A	$9.68

(A)	Net asset value per share for Class I and I2 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Interest income	$16,861,137
Net income from securities lending	8,085
Total investment income	16,869,222
Expenses:
Investment management fees	1,330,759
Distribution and service fees:
Class A	627
Transfer agent fees:
Class A	106
Class I	5,286
Class I2	21,779
Trustee and CCO fees	12,028
Audit and tax fees	24,526
Custody fees	26,482
Legal fees	17,503
Printing and shareholder reports fees	16,159
Registration fees	17,695
Other	16,125
Total expenses before waiver and/or reimbursement and recapture	1,489,075
Expenses waived and/or reimbursed:
Class I	(170)
Recapture of previously waived and/or reimbursed fees:
Class I	3,499
Net expenses	1,492,404
Net investment income (loss)	15,376,818
Net realized gain (loss) on:
Investments	(3,829,549)
Net change in unrealized appreciation (depreciation) on:
Investments	(20,012,062)
Net realized and change in unrealized gain (loss)	(23,841,611)
Net increase (decrease) in net assets resulting from operations	$(8,464,793)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$15,376,818	$26,500,487
Net realized gain (loss)	(3,829,549)	937,354
Net change in unrealized appreciation (depreciation)	(20,012,062)	7,591,925
Net increase (decrease) in net assets resulting from operations	(8,464,793)	35,029,766
Dividends and/or distributions to shareholders:
Class A	(13,589)	(18,523)
Class I	(284,035)	(500,383)
Class I2	(16,694,852)	(26,006,507)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(16,992,476)	(26,525,413)
Capital share transactions:
Proceeds from shares sold:
Class A	223,228	103,455
Class I	—	313,235
Class I2	5,570,000	562,873,530
	5,793,228	563,290,220
Dividends and/or distributions reinvested:
Class A	13,589	18,523
Class I	284,035	500,333
Class I2	16,694,191	26,006,507
	16,991,815	26,525,363
Cost of shares redeemed:
Class A	(48,906)	(40,723)
Class I	(2,896)	(322,633)
Class I2	(41,566,238)	(2,500,040)
	(41,618,040)	(2,863,396)
Net increase (decrease) in net assets resulting from capital share transactions	(18,832,997)	586,952,187
Net increase (decrease) in net assets	(44,290,266)	595,456,540
Net assets:
Beginning of period/year	604,739,804	9,283,264
End of period/year	$560,449,538	$604,739,804
Capital share transactions - shares:
Shares issued:
Class A	23,620	10,809
Class I	—	32,460
Class I2	601,307	59,396,738
	624,927	59,440,007
Shares reinvested:
Class A	1,449	1,922
Class I	30,264	51,956
Class I2	1,778,996	2,700,537
	1,810,709	2,754,415
Shares redeemed:
Class A	(5,273)	(4,328)
Class I	(305)	(33,897)
Class I2	(4,598,381)	(251,766)
	(4,603,959)	(289,991)
Net increase (decrease) in shares outstanding:
Class A	19,796	8,403
Class I	29,959	50,519
Class I2	(2,218,078)	61,845,509
	(2,168,323)	61,904,431
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.61	$8.69	$10.00
Investment operations:
Net investment income (loss) (B)	0.23	0.45	0.25
Net realized and unrealized gain (loss)	(0.36)	0.92	(1.30)
Total investment operations	(0.13)	1.37	(1.05)
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.45)	(0.26)
Net realized gains	(0.03)	—	—
Total dividends and/or distributions to shareholders	(0.26)	(0.45)	(0.26)
Net asset value, end of period/year	$9.22	$9.61	$8.69
Total return (C)	(1.42)%(D)	15.88%	(10.73)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$610	$446	$330
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79%(E)	0.78%	3.85%(E)
Including waiver and/or reimbursement and recapture	0.79%(E)	0.86%	0.98%(E)
Net investment income (loss) to average net assets	4.95%(E)	4.69%	5.32%(E)
Portfolio turnover rate	17%(D)	48%	22%(D)

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.61	$8.69	$10.00
Investment operations:
Net investment income (loss) (B)	0.23	0.47	0.27
Net realized and unrealized gain (loss)	(0.36)	0.92	(1.31)
Total investment operations	(0.13)	1.39	(1.04)
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.47)	(0.27)
Net realized gains	(0.03)	—	—
Total dividends and/or distributions to shareholders	(0.26)	(0.47)	(0.27)
Net asset value, end of period/year	$9.22	$9.61	$8.69
Total return	(1.37)%(C)	16.11%	(10.55)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,234	$10,375	$8,943
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.60%(D)	0.60%	3.55%(D)
Including waiver and/or reimbursement and recapture	0.66%(D)	0.67%	0.67%(D)
Net investment income (loss) to average net assets	5.04%(D)	4.89%	4.91%(D)
Portfolio turnover rate	17%(C)	48%	22%(C)

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.60	$8.69	$9.04
Investment operations:
Net investment income (loss) (B)	0.24	0.49	0.04
Net realized and unrealized gain (loss)	(0.35)	0.91	(0.35)
Total investment operations	(0.11)	1.40	(0.31)
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.49)	(0.04)
Net realized gains	(0.03)	—	—
Total dividends and/or distributions to shareholders	(0.27)	(0.49)	(0.04)
Net asset value, end of period/year	$9.22	$9.60	$8.69
Total return	(1.19)%(C)	16.19%	(3.40)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$549,606	$593,919	$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.50%(D)	0.51%	3.46%(D)
Including waiver and/or reimbursement and recapture	0.50%(D)	0.51%(E)	0.58%(D)
Net investment income (loss) to average net assets	5.20%(D)	5.05%	5.47%(D)
Portfolio turnover rate	17%(C)	48%	22%(C)

(A)	Commenced operations on September 29, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Long Credit (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class A, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2025, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower,
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$9,364,048	$—	$—	$—	$9,364,048
Total Borrowings	$9,364,048	$—	$—	$—	$9,364,048
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Municipal securities risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the Fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, the Fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$559,833,044	99.89%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.45%
Over $1 billion	0.44
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2025
Class A	1.01%	March 1, 2026
Class I	0.65	March 1, 2026
Class I2	0.56	March 1, 2026
Prior to March 1, 2025
Class A	1.03
Class I	0.67
Class I2	0.58
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class I	$—	$148,299	$4,011	$170	$152,480

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I and Class I2.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$27,091	$4,301
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$62,238,147	$38,851,106	$65,188,638	$52,635,289
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$578,866,938	$3,051,082	$(16,762,691)	$(13,711,609)
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Long Credit

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

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Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453813 TA LONG CRED 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Mid Cap Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 100.1%
Aerospace & Defense - 9.0%
Axon Enterprise, Inc. (A)	7,608	$ 4,665,987
BWX Technologies, Inc.	33,428	3,647,663
Standardaero, Inc. (A)	121,858	3,292,603
		11,606,253
Biotechnology - 4.1%
Exact Sciences Corp. (A)	44,664	2,038,465
Natera, Inc. (A)	21,245	3,206,508
		5,244,973
Building Products - 1.7%
AZEK Co., Inc. (A)	44,882	2,224,352
Capital Markets - 9.9%
Ares Management Corp., Class A	37,349	5,696,843
Nasdaq, Inc.	36,023	2,745,313
Tradeweb Markets, Inc., Class A	30,977	4,284,119
		12,726,275
Commercial Services & Supplies - 4.1%
Clean Harbors, Inc. (A)	24,778	5,301,005
Consumer Staples Distribution & Retail - 3.0%
Casey's General Stores, Inc.	8,449	3,908,423
Electrical Equipment - 1.9%
GE Vernova, Inc.	6,452	2,392,531
Electronic Equipment, Instruments & Components - 8.0%
CDW Corp.	26,542	4,261,583
Coherent Corp. (A)	34,871	2,242,903
Flex Ltd. (A)	112,040	3,847,454
		10,351,940
Entertainment - 8.2%
Liberty Media Corp. - Liberty Formula One, Class C (A)	40,496	3,590,780
ROBLOX Corp., Class A (A)	55,037	3,690,231
Take-Two Interactive Software, Inc. (A)	14,372	3,353,275
		10,634,286
Financial Services - 2.5%
Block, Inc. (A)	56,123	3,281,512
Food Products - 1.5%
Freshpet, Inc. (A)	25,559	1,879,609
Health Care Equipment & Supplies - 2.1%
Align Technology, Inc. (A)	15,572	2,698,628
	Shares	Value
COMMON STOCKS (continued)
Health Care Technology - 3.3%
Veeva Systems, Inc., Class A (A)	18,103	$ 4,230,490
Hotels, Restaurants & Leisure - 2.6%
DraftKings, Inc., Class A (A)	102,289	3,405,201
Interactive Media & Services - 1.8%
Pinterest, Inc., Class A (A)	93,172	2,359,115
IT Services - 3.6%
Gartner, Inc. (A)	10,865	4,575,034
Machinery - 2.7%
IDEX Corp.	19,925	3,466,352
Oil, Gas & Consumable Fuels - 4.1%
Targa Resources Corp.	31,299	5,348,999
Personal Care Products - 1.0%
elf Beauty, Inc. (A)	21,048	1,302,240
Semiconductors & Semiconductor Equipment - 4.4%
Monolithic Power Systems, Inc.	5,290	3,137,499
Silicon Laboratories, Inc. (A)	24,524	2,495,562
		5,633,061
Software - 15.1%
AppLovin Corp., Class A (A)	4,416	1,189,273
Datadog, Inc., Class A (A)	38,992	3,983,423
HubSpot, Inc. (A)	6,628	4,053,022
Palantir Technologies, Inc., Class A (A)	68,184	8,075,713
Unity Software, Inc. (A)	103,063	2,171,537
		19,472,968
Specialized REITs - 2.9%
SBA Communications Corp.	15,221	3,704,791
Specialty Retail - 2.6%
O'Reilly Automotive, Inc. (A)	2,370	3,354,024
Total Common Stocks (Cost $112,513,326)		129,102,062
Total Investments (Cost $112,513,326)		129,102,062
Net Other Assets (Liabilities) - (0.1)%		(105,622)
Net Assets - 100.0%		$ 128,996,440
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$129,102,062	$—	$—	$129,102,062
Total Investments	$129,102,062	$—	$—	$129,102,062
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $112,513,326)	$129,102,062
Cash	75,657
Receivables and other assets:
Shares of beneficial interest sold	2,963
Dividends	33,085
Prepaid expenses	897
Total assets	129,214,664
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	84,922
Investment management fees	59,360
Distribution and service fees	9,037
Transfer agent fees	6,955
Trustee and CCO fees	629
Audit and tax fees	13,925
Custody fees	25,877
Legal fees	8,863
Printing and shareholder reports fees	3,642
Other accrued expenses	5,014
Total liabilities	218,224
Net assets	$128,996,440
Net assets consist of:
Paid-in capital	$102,479,961
Total distributable earnings (accumulated losses)	26,516,479
Net assets	$128,996,440
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2025
(unaudited)
Net assets by class:
Class A	$24,505,284
Class C	573,465
Class I	3,520,681
Class I2	69,003,388
Class I3	8,629,876
Class R	10,121,062
Class R4	28,176
Class R6	12,614,508
Shares outstanding (unlimited shares, no par value):
Class A	2,676,692
Class C	71,718
Class I	368,724
Class I2	7,107,430
Class I3	890,808
Class R	1,091,712
Class R4	2,935
Class R6	1,301,151
Net asset value per share: (A)
Class A	$9.16
Class C	8.00
Class I	9.55
Class I2	9.71
Class I3	9.69
Class R	9.27
Class R4	9.60
Class R6	9.69
Maximum offering price per share: (B)
Class A	$9.69

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$233,938
Interest income	7,440
Net income from securities lending	5
Total investment income	241,383
Expenses:
Investment management fees	511,589
Distribution and service fees:
Class A	29,955
Class C	3,418
Class R	31,916
Class R4	60
Transfer agent fees:
Class A	30,131
Class C	886
Class I	6,195
Class I2	2,695
Class I3	492
Class R	135
Class R4	2
Class R6	406
Trustee and CCO fees	3,135
Audit and tax fees	16,344
Custody fees	13,929
Legal fees	8,678
Printing and shareholder reports fees	5,330
Registration fees	51,653
Other	16,683
Total expenses before waiver and/or reimbursement and recapture	733,632
Expenses waived and/or reimbursed:
Class A	(10,237)
Class C	(447)
Class I	(2,925)
Class I2	(17,812)
Class I3	(3,847)
Class R	(2,713)
Class R4	(41)
Class R6	(2,841)
Recapture of previously waived and/or reimbursed fees:
Class A	40
Class C	4
Class I	267
Class I2	642
Class I3	711
Class R	141
Class R4	1
Class R6	251
Net expenses	694,826
Net investment income (loss)	(453,443)
Net realized gain (loss) on:
Investments	13,648,487
Net change in unrealized appreciation (depreciation) on:
Investments	(12,094,024)
Net realized and change in unrealized gain (loss)	1,554,463
Net increase (decrease) in net assets resulting from operations	$1,101,020
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$(453,443)	$(1,282,449)
Net realized gain (loss)	13,648,487	69,882,205
Net change in unrealized appreciation (depreciation)	(12,094,024)	32,748,796
Net increase (decrease) in net assets resulting from operations	1,101,020	101,348,552
Dividends and/or distributions to shareholders:
Class A	(1,094,645)	—
Class C	(34,204)	—
Class I	(546,153)	—
Class I2	(2,808,532)	—
Class I3	(375,926)	—
Class R	(438,242)	—
Class R4	(2,318)	—
Class R6	(326,267)	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(5,626,287)	—
Capital share transactions:
Proceeds from shares sold:
Class A	20,499,460	5,246,357
Class C	31,031	232,925
Class I	2,720,905	10,868,162
Class I2	1,217,255	56,902
Class I3	907,608	344,313
Class R	406,232	1,316,495
Class R4	4,968	15,515
Class R6	6,522,575	370,666
	32,310,034	18,451,335
Dividends and/or distributions reinvested:
Class A	1,093,151	—
Class C	34,204	—
Class I	545,830	—
Class I2	2,808,532	—
Class I3	375,926	—
Class R	438,242	—
Class R4	2,318	—
Class R6	326,267	—
	5,624,470	—
Cost of shares redeemed:
Class A	(13,107,332)	(4,723,925)
Class C	(133,910)	(508,653)
Class I	(10,066,529)	(4,592,266)
Class I2	(1,440,040)	(313,025,567)
Class I3	(15,124,441)	(4,056,315)
Class R	(8,091,806)	(2,900,818)
Class R4	(39,219)	(149,776)
Class R6	(2,253,360)	(1,514,666)
	(50,256,637)	(331,471,986)
Automatic conversions:
Class A	54,613	69,936
Class C	(54,613)	(69,936)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(12,322,133)	(313,020,651)
Net increase (decrease) in net assets	(16,847,400)	(211,672,099)
Net assets:
Beginning of period/year	145,843,840	357,515,939
End of period/year	$128,996,440	$145,843,840
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	2,011,495	598,499
Class C	3,920	31,400
Class I	258,260	1,115,926
Class I2	117,068	6,641
Class I3	87,089	36,965
Class R	41,169	148,979
Class R4	492	1,705
Class R6	648,762	40,197
	3,168,255	1,980,312
Shares reinvested:
Class A	111,319	—
Class C	3,977	—
Class I	53,408	—
Class I2	270,051	—
Class I3	36,251	—
Class R	44,089	—
Class R4	225	—
Class R6	31,432	—
	550,752	—
Shares redeemed:
Class A	(1,312,298)	(532,287)
Class C	(15,935)	(64,647)
Class I	(1,086,793)	(500,161)
Class I2	(141,793)	(33,446,240)
Class I3	(1,401,211)	(435,306)
Class R	(783,411)	(319,229)
Class R4	(3,709)	(15,486)
Class R6	(216,806)	(163,081)
	(4,961,956)	(35,476,437)
Automatic conversions:
Class A	5,229	7,831
Class C	(5,979)	(8,835)
	(750)	(1,004)
Net increase (decrease) in shares outstanding:
Class A	815,745	74,043
Class C	(14,017)	(42,082)
Class I	(775,125)	615,765
Class I2	245,326	(33,439,599)
Class I3	(1,277,871)	(398,341)
Class R	(698,153)	(170,250)
Class R4	(2,992)	(13,781)
Class R6	463,388	(122,884)
	(1,243,699)	(33,497,129)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.50	$7.08	$6.70	$15.14	$11.91	$10.33
Investment operations:
Net investment income (loss) (A)	(0.05)	(0.08)	(0.05)	(0.06)	(0.11)	(0.07)
Net realized and unrealized gain (loss)	0.12	2.50	0.43	(4.03)	3.98	1.83
Total investment operations	0.07	2.42	0.38	(4.09)	3.87	1.76
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	(0.00)(B)	—	—
Net realized gains	(0.41)	—	—	(4.35)	(0.64)	(0.18)
Total dividends and/or distributions to shareholders	(0.41)	—	—	(4.35)	(0.64)	(0.18)
Net asset value, end of period/year	$9.16	$9.50	$7.08	$6.70	$15.14	$11.91
Total return (D)	0.48%(E)	34.18%	5.67%	(35.42)%(C)	33.21%	17.25%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$24,505	$17,672	$12,644	$10,385	$16,740	$12,670
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.37%(F)	1.22%	1.24%	1.23%	1.17%	1.19%
Including waiver and/or reimbursement and recapture	1.28%(F)(G)	1.22%	1.24%(H)	1.23%(H)	1.17%	1.19%
Net investment income (loss) to average net assets	(0.98)%(F)	(0.88)%	(0.73)%	(0.72)%	(0.79)%	(0.68)%
Portfolio turnover rate	49%(E)	106%	75%	77%	99%	91%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	TAM has contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.37	$6.29	$6.00	$14.01	$11.14	$9.74
Investment operations:
Net investment income (loss) (A)	(0.07)	(0.13)	(0.10)	(0.12)	(0.20)	(0.14)
Net realized and unrealized gain (loss)	0.11	2.21	0.39	(3.63)	3.71	1.72
Total investment operations	0.04	2.08	0.29	(3.75)	3.51	1.58
Contributions from affiliate	—	—	—	0.09 (B)	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.41)	—	—	(4.35)	(0.64)	(0.18)
Net asset value, end of period/year	$8.00	$8.37	$6.29	$6.00	$14.01	$11.14
Total return (C)	0.17%(D)	33.07%	4.83%	(35.05)%(B)	32.24%	16.43%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$573	$718	$804	$544	$1,659	$1,341
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.12%(E)	2.01%	2.05%	2.07%	1.90%	1.94%
Including waiver and/or reimbursement and recapture	1.99%(E)	1.99%	1.99%	2.02%	1.90%	1.94%
Net investment income (loss) to average net assets	(1.66)%(E)	(1.64)%	(1.49)%	(1.52)%	(1.52)%	(1.43)%
Portfolio turnover rate	49%(D)	106%	75%	77%	99%	91%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.92%.

(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.87	$7.33	$6.91	$15.44	$12.10	$10.46
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.05)	(0.03)	(0.03)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	0.12	2.59	0.45	(4.15)	4.05	1.86
Total investment operations	0.09	2.54	0.42	(4.18)	3.98	1.82
Contributions from affiliate	—	—	—	0.02 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	(0.02)	—	—
Net realized gains	(0.41)	—	—	(4.35)	(0.64)	(0.18)
Total dividends and/or distributions to shareholders	(0.41)	—	—	(4.37)	(0.64)	(0.18)
Net asset value, end of period/year	$9.55	$9.87	$7.33	$6.91	$15.44	$12.10
Total return	0.67%(C)	34.65%	6.08%	(35.12)%(B)	33.62%	17.61%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,521	$11,288	$3,869	$1,568	$2,417	$1,488
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97%(D)	0.89%	0.87%	0.87%	0.87%	0.88%
Including waiver and/or reimbursement and recapture	0.92%(D)	0.89%	0.87%	0.87%	0.87%	0.88%
Net investment income (loss) to average net assets	(0.53)%(D)	(0.54)%	(0.37)%	(0.36)%	(0.50)%	(0.38)%
Portfolio turnover rate	49%(C)	106%	75%	77%	99%	91%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.09%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$10.03	$7.44	$7.01	$15.58	$12.19	$10.53
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.04)	(0.02)	(0.02)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	0.12	2.63	0.45	(4.20)	4.08	1.87
Total investment operations	0.09	2.59	0.43	(4.22)	4.03	1.84
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.41)	—	—	(4.35)	(0.64)	(0.18)
Net asset value, end of period/year	$9.71	$10.03	$7.44	$7.01	$15.58	$12.19
Total return	0.66%(B)	34.81%	6.13%	(35.18)%	33.79%	17.69%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$69,003	$68,799	$299,798	$230,060	$302,016	$391,784
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87%(C)	0.79%	0.77%	0.77%	0.76%	0.77%
Including waiver and/or reimbursement and recapture	0.82%(C)	0.79%	0.77%	0.77%	0.76%	0.77%(D)
Net investment income (loss) to average net assets	(0.50)%(C)	(0.40)%	(0.26)%	(0.25)%	(0.37)%	(0.29)%
Portfolio turnover rate	49%(B)	106%	75%	77%	99%	91%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$10.01	$7.43	$7.00	$15.56	$12.17	$10.51
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.04)	(0.02)	(0.02)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	0.11	2.62	0.45	(4.19)	4.08	1.87
Total investment operations	0.09	2.58	0.43	(4.21)	4.03	1.84
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.41)	—	—	(4.35)	(0.64)	(0.18)
Net asset value, end of period/year	$9.69	$10.01	$7.43	$7.00	$15.56	$12.17
Total return	0.66%(B)	34.72%	6.14%	(35.11)%	33.64%	17.71%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,630	$21,705	$19,062	$22,531	$36,970	$35,975
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87%(C)	0.79%	0.77%	0.78%	0.76%	0.76%
Including waiver and/or reimbursement and recapture	0.82%(C)	0.79%	0.77%	0.78%	0.76%(D)	0.78%
Net investment income (loss) to average net assets	(0.43)%(C)	(0.44)%	(0.25)%	(0.26)%	(0.38)%	(0.27)%
Portfolio turnover rate	49%(B)	106%	75%	77%	99%	91%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.62	$7.17	$6.79	$15.29	$12.03	$10.45
Investment operations:
Net investment income (loss) (A)	(0.05)	(0.08)	(0.06)	(0.06)	(0.12)	(0.09)
Net realized and unrealized gain (loss)	0.11	2.53	0.44	(4.09)	4.02	1.85
Total investment operations	0.06	2.45	0.38	(4.15)	3.90	1.76
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.41)	—	—	(4.35)	(0.64)	(0.18)
Net asset value, end of period/year	$9.27	$9.62	$7.17	$6.79	$15.29	$12.03
Total return	0.37%(B)	34.17%	5.60%	(35.47)%	33.13%	17.05%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,121	$17,214	$14,056	$14,603	$25,582	$22,527
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.37%(C)	1.29%	1.27%	1.27%	1.25%	1.26%
Including waiver and/or reimbursement and recapture	1.33%(C)	1.29%	1.27%	1.27%	1.25%	1.32%
Net investment income (loss) to average net assets	(0.96)%(C)	(0.94)%	(0.75)%	(0.76)%	(0.88)%	(0.81)%
Portfolio turnover rate	49%(B)	106%	75%	77%	99%	91%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.93	$7.38	$6.97	$15.53	$12.17	$10.53
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.06)	(0.03)	(0.04)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	0.11	2.61	0.44	(4.17)	4.08	1.87
Total investment operations	0.08	2.55	0.41	(4.21)	4.00	1.82
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.41)	—	—	(4.35)	(0.64)	(0.18)
Net asset value, end of period/year	$9.60	$9.93	$7.38	$6.97	$15.53	$12.17
Total return	0.56% (B)	34.55%	5.88%	(35.26)%	33.59%	17.50%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$28	$59	$145	$127	$192	$334
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12%(C)	1.05%	1.02%	1.03%	1.01%	1.01%
Including waiver and/or reimbursement and recapture	0.95%(C)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss) to average net assets	(0.61)%(C)	(0.60)%	(0.44)%	(0.43)%	(0.54)%	(0.43)%
Portfolio turnover rate	49%(B)	106%	75%	77%	99%	91%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$10.01	$7.43	$7.00	$15.55	$13.87
Investment operations:
Net investment income (loss) (B)	(0.03)	(0.04)	(0.02)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	0.12	2.62	0.45	(4.18)	1.71
Total investment operations	0.09	2.58	0.43	(4.20)	1.68
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.41)	—	—	(4.35)	—
Net asset value, end of period/year	$9.69	$10.01	$7.43	$7.00	$15.55
Total return	0.66%(C)	34.72%	6.14%	(35.13)%	12.11%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,615	$8,389	$7,138	$7,112	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87%(D)	0.79%	0.77%	0.77%	0.76%(D)
Including waiver and/or reimbursement and recapture	0.82%(D)(E)	0.79%	0.77%	0.77%	0.76%(D)
Net investment income (loss) to average net assets	(0.53)%(D)	(0.44)%	(0.26)%	(0.27)%	(0.53)%(D)
Portfolio turnover rate	49%(C)	106%	75%	77%	99%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest expenses outside the operating expense limit.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Mid Cap Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $852.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025. For the period December 31, 2024 to April 30, 2025, the Fund's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$5,300,000	1	5.58%
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$81,848,241	63.45%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $200 million	0.705%
Over $200 million up to $1 billion	0.685
Over $1 billion	0.670
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.28%	March 1, 2026
Class C	1.99	March 1, 2026
Class I	0.92	March 1, 2026
Class I2, Class I3, Class R6	0.82	March 1, 2026
Class R	1.35	March 1, 2026
Class R4	0.95	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$—	$—	$—	$9,796	$9,796
Class C	—	276	471	447	1,194
Class I	—	—	—	2,658	2,658
Class I2	—	—	—	17,170	17,170
Class I3	—	—	—	3,136	3,136
Class R	—	—	—	792	792
Class R4	43	105	185	41	374
Class R6	—	—	—	2,590	2,590

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$10,847	$39
Class C	—	33
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.01% of the transfer agency fees on Class A shares through March 1, 2026.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$40,453	$6,745
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
Cross-trades: The Fund is authorized to purchase or sell securities from and to other funds within the Transamerica family of funds or between the Fund and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of the Fund participating in the transaction. For the period ended April 30, 2025, the Fund engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:
Purchases	Sales	Net Realized Gains/(Losses)
$3,871,512	$—	$—
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$70,343,427	$—	$87,846,431	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$112,513,326	$25,182,039	$(8,593,303)	$16,588,736
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Growth

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453838 TA MCG 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Mid Cap Value Opportunities
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 2.5%
Huntington Ingalls Industries, Inc.	104,800	$ 24,139,632
Banks - 2.1%
First Citizens BancShares, Inc., Class A	11,645	20,718,085
Beverages - 1.6%
Molson Coors Beverage Co., Class B	265,300	15,262,709
Biotechnology - 1.2%
Biogen, Inc. (A)	92,200	11,163,576
Chemicals - 3.8%
Mosaic Co.	864,000	26,265,600
PPG Industries, Inc.	96,300	10,483,218
		36,748,818
Consumer Finance - 1.3%
Ally Financial, Inc.	376,292	12,289,697
Consumer Staples Distribution & Retail - 3.1%
Dollar General Corp.	75,300	7,054,857
Dollar Tree, Inc. (A)	148,700	12,159,199
U.S. Foods Holding Corp. (A)	169,800	11,149,068
		30,363,124
Containers & Packaging - 3.5%
Crown Holdings, Inc.	198,600	19,131,138
Graphic Packaging Holding Co.	578,200	14,634,242
		33,765,380
Distributors - 2.1%
LKQ Corp.	519,897	19,865,264
Diversified Telecommunication Services - 1.1%
GCI Liberty, Inc. (A)(B)(C)(D)	293,004	0
Liberty Global Ltd., Class A (A)	958,326	10,493,670
		10,493,670
Electric Utilities - 3.5%
Evergy, Inc.	308,800	21,338,080
OGE Energy Corp.	283,142	12,848,984
		34,187,064
Electronic Equipment, Instruments & Components - 2.9%
TD SYNNEX Corp.	127,900	14,171,320
Vontier Corp.	443,638	14,112,125
		28,283,445
Energy Equipment & Services - 2.5%
Halliburton Co.	766,700	15,195,994
Noble Corp. PLC	403,700	8,776,438
		23,972,432
Entertainment - 1.6%
Warner Bros Discovery, Inc. (A)	1,823,800	15,812,346
Financial Services - 3.5%
Corpay, Inc. (A)	48,500	15,780,445
Global Payments, Inc.	232,300	17,726,813
		33,507,258
	Shares	Value
COMMON STOCKS (continued)
Food Products - 9.1%
Archer-Daniels-Midland Co.	427,900	$ 20,432,225
Conagra Brands, Inc.	556,500	13,751,115
Kraft Heinz Co.	665,900	19,377,690
Lamb Weston Holdings, Inc.	102,400	5,407,744
Post Holdings, Inc. (A)	101,900	11,532,023
Tyson Foods, Inc., Class A	276,700	16,945,108
		87,445,905
Ground Transportation - 0.8%
U-Haul Holding Co.	150,700	8,258,360
Health Care Equipment & Supplies - 5.0%
Baxter International, Inc.	702,400	21,893,808
Koninklijke Philips NV (E)	343,575	8,709,626
Zimmer Biomet Holdings, Inc.	174,200	17,951,310
		48,554,744
Health Care Providers & Services - 2.8%
Centene Corp. (A)	285,600	17,093,160
Henry Schein, Inc. (A)	150,600	9,784,482
		26,877,642
Insurance - 4.6%
Fidelity National Financial, Inc.	268,122	17,173,214
Markel Group, Inc. (A)	9,870	17,949,582
Willis Towers Watson PLC	28,945	8,909,271
		44,032,067
Interactive Media & Services - 3.3%
Angi, Inc. (A)	184,574	2,115,223
IAC, Inc. (A)	371,690	12,986,848
Match Group, Inc.	575,300	17,063,398
		32,165,469
IT Services - 1.4%
Cognizant Technology Solutions Corp., Class A	178,300	13,117,531
Life Sciences Tools & Services - 2.8%
Bio-Rad Laboratories, Inc., Class A (A)	68,408	16,697,025
IQVIA Holdings, Inc. (A)	65,500	10,157,085
		26,854,110
Machinery - 1.6%
CNH Industrial NV	909,668	10,524,859
Middleby Corp. (A)	34,600	4,613,910
		15,138,769
Media - 5.8%
EchoStar Corp., Class A (A)	241,432	5,427,392
Liberty Broadband Corp., Class C (A)	220,870	19,964,439
News Corp., Class A	515,600	13,983,072
Sirius XM Holdings, Inc.	765,929	16,406,199
		55,781,102
Metals & Mining - 1.9%
Commercial Metals Co.	412,100	18,354,934
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 4.3%
Dominion Energy, Inc.	426,100	$ 23,171,318
NiSource, Inc.	479,400	18,749,334
		41,920,652
Office REITs - 1.0%
JBG SMITH Properties	672,829	9,406,149
Oil, Gas & Consumable Fuels - 3.7%
HF Sinclair Corp.	746,588	22,449,901
Kinder Morgan, Inc.	494,402	13,002,773
		35,452,674
Pharmaceuticals - 5.1%
Jazz Pharmaceuticals PLC (A)	138,800	16,234,048
Perrigo Co. PLC	592,200	15,231,384
Viatris, Inc.	2,055,400	17,306,468
		48,771,900
Professional Services - 5.1%
Amentum Holdings, Inc. (A)	679,000	14,815,780
Clarivate PLC (A)	2,849,100	12,279,621
Jacobs Solutions, Inc.	113,700	14,076,060
SS&C Technologies Holdings, Inc.	109,200	8,255,520
		49,426,981
Specialized REITs - 1.7%
Gaming & Leisure Properties, Inc.	337,875	16,170,698
Specialty Retail - 0.5%
Ulta Beauty, Inc. (A)	12,800	5,064,192
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 1.6%
WESCO International, Inc.	94,200	$ 15,350,832
Total Common Stocks (Cost $892,793,633)		948,717,211
OTHER INVESTMENT COMPANY - 0.0% *
Securities Lending Collateral - 0.0% *
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (F)	327,600	327,600
Total Other Investment Company (Cost $327,600)		327,600

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 1.80% (F), dated 04/30/2025, to be repurchased at $14,979,382 on 05/01/2025. Collateralized by a U.S. Government Obligation, 4.00%, due 10/31/2029, and with a value of $15,278,213.	$ 14,978,633	14,978,633
Total Repurchase Agreement (Cost $14,978,633)		14,978,633
Total Investments (Cost $908,099,866)		964,023,444
Net Other Assets (Liabilities) - 0.0%*		43,214
Net Assets - 100.0%		$ 964,066,658
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$948,717,211	$—	$0	$948,717,211
Other Investment Company	327,600	—	—	327,600
Repurchase Agreement	—	14,978,633	—	14,978,633
Total Investments	$949,044,811	$14,978,633	$0	$964,023,444
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Security is Level 3 of the fair value hierarchy. At April 30, 2025, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2025, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(D)	Security deemed worthless.
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $8,709,626, collateralized by cash collateral of $327,600 and non-cash collateral, such as U.S. government securities of $8,605,350. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at April 30, 2025.
(G)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(H)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $893,121,233) (including securities loaned of $8,709,626)	$949,044,811
Repurchase agreement, at value (cost $14,978,633)	14,978,633
Receivables and other assets:
Investments sold	1,670,895
Net income from securities lending	1,452
Shares of beneficial interest sold	753,536
Dividends	473,620
Interest	749
Prepaid expenses	34,555
Total assets	966,958,251
Liabilities:
Cash collateral received upon return of:
Securities on loan	327,600
Payables and other liabilities:
Shares of beneficial interest redeemed	1,774,069
Investment management fees	552,067
Distribution and service fees	30,937
Transfer agent fees	61,201
Trustee and CCO fees	4,712
Audit and tax fees	20,032
Custody fees	63,446
Legal fees	26,046
Printing and shareholder reports fees	9,824
Other accrued expenses	21,659
Total liabilities	2,891,593
Net assets	$964,066,658
Net assets consist of:
Paid-in capital	$820,577,785
Total distributable earnings (accumulated losses)	143,488,873
Net assets	$964,066,658
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2025
(unaudited)
Net assets by class:
Class A	$23,137,304
Class C	9,807,897
Class I	591,625,758
Class I2	76,065,503
Class I3	54,990,243
Class R	33,481,474
Class R4	25,344,837
Class R6	149,613,642
Shares outstanding (unlimited shares, no par value):
Class A	2,203,256
Class C	962,999
Class I	55,993,046
Class I2	7,193,557
Class I3	5,160,157
Class R	3,130,723
Class R4	2,365,322
Class R6	13,975,845
Net asset value per share: (A)
Class A	$10.50
Class C	10.18
Class I	10.57
Class I2	10.57
Class I3	10.66
Class R	10.69
Class R4	10.72
Class R6	10.71
Maximum offering price per share: (B)
Class A	$11.11

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and Class C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$11,604,981
Interest income	512,800
Net income from securities lending	23,190
Total investment income	12,140,971
Expenses:
Investment management fees	3,816,057
Distribution and service fees:
Class A	30,749
Class C	54,974
Class R	100,141
Class R4	50,533
Transfer agent fees:
Class A	22,827
Class C	7,482
Class I	355,921
Class I2	2,800
Class I3	2,392
Class R	410
Class R4	1,516
Class R6	6,057
Trustee and CCO fees	23,675
Audit and tax fees	21,728
Custody fees	44,502
Legal fees	44,261
Printing and shareholder reports fees	40,891
Registration fees	59,486
Other	35,142
Total expenses before waiver and/or reimbursement and recapture	4,721,544
Expenses waived and/or reimbursed:
Class R4	(20,052)
Recapture of previously waived and/or reimbursed fees:
Class A	150
Class R4	184
Net expenses	4,701,826
Net investment income (loss)	7,439,145
Net realized gain (loss) on:
Investments	83,624,741
Net change in unrealized appreciation (depreciation) on:
Investments	(99,108,750)
Net realized and change in unrealized gain (loss)	(15,484,009)
Net increase (decrease) in net assets resulting from operations	$(8,044,864)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$7,439,145	$16,014,613
Net realized gain (loss)	83,624,741	99,956,585
Net change in unrealized appreciation (depreciation)	(99,108,750)	129,250,232
Net increase (decrease) in net assets resulting from operations	(8,044,864)	245,221,430
Dividends and/or distributions to shareholders:
Class A	(2,259,314)	(1,085,385)
Class C	(939,573)	(600,028)
Class I	(63,315,374)	(37,014,639)
Class I2	(6,298,508)	(9,348,810)
Class I3	(5,928,157)	(4,153,170)
Class R	(3,543,697)	(2,274,700)
Class R4	(4,095,826)	(2,571,294)
Class R6	(14,852,203)	(8,954,929)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(101,232,652)	(66,002,955)
Capital share transactions:
Proceeds from shares sold:
Class A	2,132,410	5,180,422
Class C	380,036	1,369,447
Class I	99,888,460	156,605,812
Class I2	10,263,968	134,975
Class I3	1,514,391	2,825,223
Class R	1,547,555	2,576,231
Class R4	1,700,709	3,643,038
Class R6	9,134,437	19,885,059
	126,561,966	192,220,207
Dividends and/or distributions reinvested:
Class A	2,001,325	962,931
Class C	871,525	551,116
Class I	59,233,876	33,957,221
Class I2	6,063,352	9,093,999
Class I3	5,928,157	4,153,170
Class R	3,543,697	2,274,700
Class R4	4,095,826	2,571,294
Class R6	14,824,386	8,876,172
	96,562,144	62,440,603
Cost of shares redeemed:
Class A	(4,744,599)	(10,783,212)
Class C	(1,637,059)	(2,955,152)
Class I	(243,960,196)	(260,177,934)
Class I2	(1,971,375)	(138,198,260)
Class I3	(24,700,320)	(20,235,392)
Class R	(19,168,679)	(8,193,184)
Class R4	(32,624,960)	(8,365,938)
Class R6	(28,039,546)	(87,076,097)
	(356,846,734)	(535,985,169)
Automatic conversions:
Class A	859,243	2,687,083
Class C	(859,243)	(2,687,083)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(133,722,624)	(281,324,359)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	174 (A)
Class C	—	252 (A)
Class R	—	166 (A)
	—	592
Net increase (decrease) in net assets	(243,000,140)	(102,105,292)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Net assets:
Beginning of period/year	$1,207,066,798	$1,309,172,090
End of period/year	$964,066,658	$1,207,066,798
Capital share transactions - shares:
Shares issued:
Class A	190,306	463,616
Class C	35,780	127,941
Class I	9,173,430	14,073,926
Class I2	969,086	12,144
Class I3	136,819	251,366
Class R	136,319	227,696
Class R4	149,689	323,740
Class R6	836,624	1,740,389
	11,628,053	17,220,818
Shares reinvested:
Class A	190,059	90,078
Class C	85,110	52,992
Class I	5,598,665	3,161,752
Class I2	572,555	845,953
Class I3	555,591	383,842
Class R	330,261	209,457
Class R4	381,717	236,550
Class R6	1,382,872	817,327
	9,096,830	5,797,951
Shares redeemed:
Class A	(435,441)	(970,333)
Class C	(153,478)	(274,326)
Class I	(22,597,285)	(23,256,512)
Class I2	(180,728)	(12,447,587)
Class I3	(2,169,413)	(1,779,745)
Class R	(1,700,369)	(727,170)
Class R4	(2,860,344)	(726,683)
Class R6	(2,501,056)	(7,698,801)
	(32,598,114)	(47,881,157)
Automatic conversions:
Class A	76,700	239,600
Class C	(79,113)	(247,055)
	(2,413)	(7,455)
Net increase (decrease) in shares outstanding:
Class A	21,624	(177,039)
Class C	(111,701)	(340,448)
Class I	(7,825,190)	(6,020,834)
Class I2	1,360,913	(11,589,490)
Class I3	(1,477,003)	(1,144,537)
Class R	(1,233,789)	(290,017)
Class R4	(2,328,938)	(166,393)
Class R6	(281,560)	(5,141,085)
	(11,875,644)	(24,869,843)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$11.62	$10.15	$10.95	$14.72	$10.05	$11.63
Investment operations:
Net investment income (loss) (A)	0.06	0.10	0.08	0.04	0.01	0.09
Net realized and unrealized gain (loss)	(0.15)	1.86	(0.20)	(0.52)	4.73	(1.29)
Total investment operations	(0.09)	1.96	(0.12)	(0.48)	4.74	(1.20)
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.06)	(0.08)	(0.02)	(0.07)	(0.04)
Net realized gains	(0.90)	(0.43)	(0.60)	(3.27)	—	(0.34)
Total dividends and/or distributions to shareholders	(1.03)	(0.49)	(0.68)	(3.29)	(0.07)	(0.38)
Net asset value, end of period/year	$10.50	$11.62	$10.15	$10.95	$14.72	$10.05
Total return (E)	(0.80)%(F)	19.76%(C)	(1.14)%	(4.39)%(D)	47.42%	(10.80)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$23,137	$25,345	$23,931	$27,425	$27,613	$14,788
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.18%(G)	1.18%	1.21%	1.19%	1.19%	1.31%
Including waiver and/or reimbursement and recapture	1.18%(G)(H)	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss) to average net assets	1.01%(G)	0.86%	0.77%	0.38%	0.06%	0.86%
Portfolio turnover rate	30%(F)	48%	44%	54%	54%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$11.24	$9.83	$10.64	$14.45	$9.87	$11.48
Investment operations:
Net investment income (loss) (A)	0.02	0.02	0.01	(0.03)	(0.07)	0.02
Net realized and unrealized gain (loss)	(0.15)	1.82	(0.21)	(0.51)	4.65	(1.28)
Total investment operations	(0.13)	1.84	(0.20)	(0.54)	4.58	(1.26)
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.03)	—	(0.01)	—	—	(0.01)
Net realized gains	(0.90)	(0.43)	(0.60)	(3.27)	—	(0.34)
Total dividends and/or distributions to shareholders	(0.93)	(0.43)	(0.61)	(3.27)	—	(0.35)
Net asset value, end of period/year	$10.18	$11.24	$9.83	$10.64	$14.45	$9.87
Total return (E)	(1.19)%(F)	19.07%(C)	(1.93)%	(4.93)%(D)	46.40%	(11.43)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,808	$12,076	$13,916	$16,522	$17,471	$13,167
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.88%(G)	1.86%	1.88%	1.86%	1.85%	1.91%
Including waiver and/or reimbursement and recapture	1.88%(G)	1.86%	1.88%(H)	1.86%	1.85%	1.91%
Net investment income (loss) to average net assets	0.32%(G)	0.20%	0.09%	(0.28)%	(0.53)%	0.16%
Portfolio turnover rate	30%(F)	48%	44%	54%	54%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$11.70	$10.22	$11.03	$14.80	$10.11	$11.73
Investment operations:
Net investment income (loss) (A)	0.08	0.14	0.12	0.09	0.07	0.12
Net realized and unrealized gain (loss)	(0.14)	1.88	(0.21)	(0.52)	4.73	(1.28)
Total investment operations	(0.06)	2.02	(0.09)	(0.43)	4.80	(1.16)
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.11)	(0.12)	(0.07)	(0.11)	(0.12)
Net realized gains	(0.90)	(0.43)	(0.60)	(3.27)	—	(0.34)
Total dividends and/or distributions to shareholders	(1.07)	(0.54)	(0.72)	(3.34)	(0.11)	(0.46)
Net asset value, end of period/year	$10.57	$11.70	$10.22	$11.03	$14.80	$10.11
Total return	(0.52)%(D)	20.19%	(0.86)%	(3.91)%(B)	47.90%	(10.48)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$591,626	$746,921	$713,923	$734,476	$656,368	$475,103
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85%(E)	0.84%	0.85%	0.84%	0.83%	0.85%
Including waiver and/or reimbursement and recapture	0.85%(E)	0.84%	0.85%	0.84%	0.83%	0.85%
Net investment income (loss) to average net assets	1.37%(E)	1.22%	1.11%	0.74%	0.48%	1.16%
Portfolio turnover rate	30%(D)	48%	44%	54%	54%	82%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$11.72	$10.24	$11.05	$14.83	$10.12	$11.74
Investment operations:
Net investment income (loss) (A)	0.08	0.15	0.13	0.10	0.09	0.13
Net realized and unrealized gain (loss)	(0.15)	1.88	(0.21)	(0.53)	4.74	(1.28)
Total investment operations	(0.07)	2.03	(0.08)	(0.43)	4.83	(1.15)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.12)	(0.13)	(0.08)	(0.12)	(0.13)
Net realized gains	(0.90)	(0.43)	(0.60)	(3.27)	—	(0.34)
Total dividends and/or distributions to shareholders	(1.08)	(0.55)	(0.73)	(3.35)	(0.12)	(0.47)
Net asset value, end of period/year	$10.57	$11.72	$10.24	$11.05	$14.83	$10.12
Total return	(0.60)%(B)	20.27%	(0.76)%	(3.84)%	47.93%	(10.31)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$76,066	$68,350	$178,371	$171,713	$219,525	$293,440
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75%(C)	0.75%	0.75%	0.75%	0.74%	0.75%
Including waiver and/or reimbursement and recapture	0.75%(C)	0.75%	0.75%	0.75%	0.74%	0.75%
Net investment income (loss) to average net assets	1.41%(C)	1.36%	1.18%	0.83%	0.68%	1.21%
Portfolio turnover rate	30%(B)	48%	44%	54%	54%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$11.80	$10.30	$11.12	$14.89	$10.17	$11.80
Investment operations:
Net investment income (loss) (A)	0.08	0.15	0.13	0.10	0.08	0.13
Net realized and unrealized gain (loss)	(0.14)	1.90	(0.22)	(0.52)	4.76	(1.29)
Total investment operations	(0.06)	2.05	(0.09)	(0.42)	4.84	(1.16)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.12)	(0.13)	(0.08)	(0.12)	(0.13)
Net realized gains	(0.90)	(0.43)	(0.60)	(3.27)	—	(0.34)
Total dividends and/or distributions to shareholders	(1.08)	(0.55)	(0.73)	(3.35)	(0.12)	(0.47)
Net asset value, end of period/year	$10.66	$11.80	$10.30	$11.12	$14.89	$10.17
Total return	(0.50)%(B)	20.35%	(0.85)%	(3.81)%	48.03%	(10.43)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$54,990	$78,336	$80,186	$99,003	$128,122	$114,102
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75%(C)	0.75%	0.75%	0.75%	0.74%	0.75%
Including waiver and/or reimbursement and recapture	0.75%(C)	0.75%	0.75%	0.75%	0.74%	0.75%
Net investment income (loss) to average net assets	1.48%(C)	1.32%	1.22%	0.83%	0.60%	1.28%
Portfolio turnover rate	30%(B)	48%	44%	54%	54%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$11.79	$10.29	$11.10	$14.86	$10.15	$11.77
Investment operations:
Net investment income (loss) (A)	0.06	0.09	0.08	0.04	0.01	0.08
Net realized and unrealized gain (loss)	(0.16)	1.90	(0.22)	(0.53)	4.77	(1.29)
Total investment operations	(0.10)	1.99	(0.14)	(0.49)	4.78	(1.21)
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.06)	(0.07)	(0.00)(B)	(0.07)	(0.07)
Net realized gains	(0.90)	(0.43)	(0.60)	(3.27)	—	(0.34)
Total dividends and/or distributions to shareholders	(1.00)	(0.49)	(0.67)	(3.27)	(0.07)	(0.41)
Net asset value, end of period/year	$10.69	$11.79	$10.29	$11.10	$14.86	$10.15
Total return	(0.81)%(E)	19.76%(C)	(1.31)%	(4.34)%(D)	47.20%	(10.77)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,481	$51,470	$47,918	$52,688	$58,856	$46,194
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.24%(F)	1.24%	1.24%	1.24%	1.23%	1.25%
Including waiver and/or reimbursement and recapture	1.24%(F)	1.24%	1.25%	1.25%	1.25%	1.25%(G)
Net investment income (loss) to average net assets	1.00%(F)	0.82%	0.71%	0.33%	0.07%	0.79%
Portfolio turnover rate	30%(E)	48%	44%	54%	54%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$11.85	$10.34	$11.15	$14.92	$10.19	$11.79
Investment operations:
Net investment income (loss) (A)	0.07	0.13	0.12	0.08	0.06	0.12
Net realized and unrealized gain (loss)	(0.14)	1.91	(0.22)	(0.53)	4.77	(1.30)
Total investment operations	(0.07)	2.04	(0.10)	(0.45)	4.83	(1.18)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.10)	(0.11)	(0.05)	(0.10)	(0.08)
Net realized gains	(0.90)	(0.43)	(0.60)	(3.27)	—	(0.34)
Total dividends and/or distributions to shareholders	(1.06)	(0.53)	(0.71)	(3.32)	(0.10)	(0.42)
Net asset value, end of period/year	$10.72	$11.85	$10.34	$11.15	$14.92	$10.19
Total return	(0.60)% (B)	20.17%	(0.95)%	(3.99)%	47.83%	(10.55)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$25,345	$55,605	$50,254	$82,892	$116,919	$83,065
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00%(C)	1.00%	1.00%	1.00%	0.99%	1.00%
Including waiver and/or reimbursement and recapture	0.90%(C)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	1.26%(C)	1.16%	1.12%	0.67%	0.40%	1.13%
Portfolio turnover rate	30%(B)	48%	44%	54%	54%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$11.85	$10.34	$11.16	$14.94	$10.19	$11.83
Investment operations:
Net investment income (loss) (A)	0.08	0.15	0.13	0.10	0.08	0.13
Net realized and unrealized gain (loss)	(0.14)	1.91	(0.22)	(0.53)	4.79	(1.30)
Total investment operations	(0.06)	2.06	(0.09)	(0.43)	4.87	(1.17)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.12)	(0.13)	(0.08)	(0.12)	(0.13)
Net realized gains	(0.90)	(0.43)	(0.60)	(3.27)	—	(0.34)
Total dividends and/or distributions to shareholders	(1.08)	(0.55)	(0.73)	(3.35)	(0.12)	(0.47)
Net asset value, end of period/year	$10.71	$11.85	$10.34	$11.16	$14.94	$10.19
Total return	(0.50)%(B)	20.37%	(0.84)%	(3.86)%	48.09%	(10.40)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$149,614	$168,964	$200,673	$214,578	$190,702	$209,734
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75%(C)	0.75%	0.75%	0.75%	0.74%	0.75%
Including waiver and/or reimbursement and recapture	0.75%(C)	0.75%	0.75%	0.75%	0.74%	0.75%
Net investment income (loss) to average net assets	1.44%(C)	1.31%	1.20%	0.82%	0.62%	1.27%
Portfolio turnover rate	30%(B)	48%	44%	54%	54%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Mid Cap Value Opportunities (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $12,853.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$327,600	$—	$—	$—	$327,600
Total Borrowings	$327,600	$—	$—	$—	$327,600
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$178,448,738	18.51%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $750 million	0.6950%
Over $750 million up to $1.5 billion	0.6925
Over $1.5 billion up to $2 billion	0.6500
Over $2 billion	0.6300
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.20%	March 1, 2026
Class C	1.90	March 1, 2026
Class I	0.88	March 1, 2026
Class I2, Class I3, Class R6	0.79	March 1, 2026
Class R	1.25	March 1, 2026
Class R4	0.90	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R4	$44,791	$66,017	$56,006	$20,052	$186,866

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A, Class C and Class R of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$19,220	$—
Class C	—	175
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$393,044	$58,622
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$313,760,917	$—	$511,248,530	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$908,099,866	$126,561,287	$(70,637,709)	$55,923,578
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453838 TA MCV OPS 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Multi-Asset Income
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 52.0%
Aerospace & Defense - 0.1%
Bombardier, Inc.
7.25%, 07/01/2031 (A)(B)	$ 825,000	$ 844,538
Automobile Components - 1.4%
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/2026 (A)	697,000	697,171
8.50%, 05/15/2027 (A)	1,250,000	1,254,520
Cooper Tire & Rubber Co. LLC
7.63%, 03/15/2027	5,200,000	5,254,600
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029 (B)	1,000,000	952,175
7.00%, 03/15/2028	876,000	870,024
Titan International, Inc.
7.00%, 04/30/2028 (B)	720,000	704,936
		9,733,426
Automobiles - 1.1%
Ford Motor Credit Co. LLC
6.13%, 03/08/2034	3,250,000	3,070,580
Jaguar Land Rover Automotive PLC
5.88%, 01/15/2028 (A)	1,750,000	1,728,881
JB Poindexter & Co., Inc.
8.75%, 12/15/2031 (A)	3,100,000	3,116,191
		7,915,652
Banks - 3.2%
Bank of Montreal
Fixed until 11/26/2034, 7.30% (C), 11/26/2084	3,000,000	2,951,683
Barclays PLC
Fixed until 03/15/2035 (D), 7.63% (C)	200,000	191,337
Citigroup, Inc.
Fixed until 02/15/2030 (D), 6.95% (C)	1,500,000	1,474,040
Fixed until 08/15/2029 (D), 7.13% (C)	3,000,000	2,957,881
Fixed until 11/15/2028 (D), 7.63% (C)	1,000,000	1,026,764
First Horizon Bank
5.75%, 05/01/2030	1,750,000	1,756,217
FNB Corp.
Fixed until 12/11/2029, 5.72% (C), 12/11/2030	5,500,000	5,477,233
Goldman Sachs Group, Inc.
Fixed until 11/10/2034 (D), 6.13% (B)(C)	2,045,000	1,927,057
Fixed until 02/10/2030 (D), 6.85% (C)	2,000,000	1,972,869
JPMorgan Chase & Co.
Fixed until 04/01/2030 (D), 6.50% (C)	3,000,000	3,008,588
		22,743,669
Building Products - 1.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	2,000,000	1,920,838
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028 (A)	3,765,000	3,653,806
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (A)	$ 3,450,000	$ 3,472,676
		9,047,320
Capital Markets - 1.9%
Blue Owl Credit Income Corp.
5.80%, 03/15/2030 (A)	6,500,000	6,354,974
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032 (A)	2,800,000	2,504,572
FS KKR Capital Corp.
6.88%, 08/15/2029	3,850,000	3,904,391
Golub Capital Private Credit Fund
5.88%, 05/01/2030 (A)	1,000,000	979,846
		13,743,783
Chemicals - 0.3%
Chemours Co.
5.75%, 11/15/2028 (A)	2,495,000	2,259,773
Commercial Services & Supplies - 4.2%
Amsted Industries, Inc.
6.38%, 03/15/2033 (A)	3,000,000	3,011,697
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	3,750,000	3,704,443
CoreCivic, Inc.
8.25%, 04/15/2029 (B)	2,750,000	2,898,145
Enpro, Inc.
5.75%, 10/15/2026	3,594,000	3,576,070
GEO Group, Inc.
8.63%, 04/15/2029	3,700,000	3,889,617
PROG Holdings, Inc.
6.00%, 11/15/2029 (A)	3,300,000	3,037,414
Service Corp. International
7.50%, 04/01/2027	2,500,000	2,559,375
Upbound Group, Inc.
6.38%, 02/15/2029 (A)(B)	3,675,000	3,466,981
WEX, Inc.
6.50%, 03/15/2033 (A)	3,000,000	2,917,182
Williams Scotsman, Inc.
4.63%, 08/15/2028 (A)	805,000	774,100
		29,835,024
Construction & Engineering - 2.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027 (A)	1,300,000	1,274,679
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/2032 (A)	3,800,000	3,707,583
Forestar Group, Inc.
5.00%, 03/01/2028 (A)	5,000,000	4,853,372
Installed Building Products, Inc.
5.75%, 02/01/2028 (A)	4,801,000	4,718,107
M/I Homes, Inc.
4.95%, 02/01/2028	2,235,000	2,185,660
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Winnebago Industries, Inc.
6.25%, 07/15/2028 (A)	$ 899,000	$ 892,892
		17,632,293
Consumer Staples Distribution & Retail - 1.8%
Academy Ltd.
6.00%, 11/15/2027 (A)	5,150,000	5,141,658
Arko Corp.
5.13%, 11/15/2029 (A)(B)	675,000	544,450
BlueLinx Holdings, Inc.
6.00%, 11/15/2029 (A)	1,150,000	1,093,695
Dillard's, Inc.
7.00%, 12/01/2028	230,000	240,947
7.75%, 07/15/2026	1,150,000	1,181,555
Macy's Retail Holdings LLC
5.88%, 04/01/2029 (A)(B)	900,000	853,771
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028 (A)	1,400,000	1,337,854
Sonic Automotive, Inc.
4.63%, 11/15/2029 (A)(B)	2,500,000	2,345,288
		12,739,218
Containers & Packaging - 0.4%
Sealed Air Corp.
6.50%, 07/15/2032 (A)(B)	3,000,000	3,050,214
Diversified REITs - 0.3%
American Assets Trust LP
6.15%, 10/01/2034	635,000	621,777
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/2028 (A)	1,500,000	1,434,941
10.50%, 02/15/2028 (A)	335,000	355,705
		2,412,423
Electric Utilities - 2.5%
Dominion Energy, Inc.
Fixed until 02/15/2035, 6.63% (C), 05/15/2055	1,000,000	983,229
Public Service Co. of Oklahoma
5.20%, 01/15/2035	2,000,000	1,964,619
Southern Co.
Fixed until 12/15/2034, 6.38% (C), 03/15/2055	3,000,000	3,056,526
Talen Energy Supply LLC
8.63%, 06/01/2030 (A)	4,250,000	4,537,249
TransAlta Corp.
7.75%, 11/15/2029	1,864,000	1,950,793
Vistra Operations Co. LLC
5.70%, 12/30/2034 (A)	2,500,000	2,485,607
6.95%, 10/15/2033 (A)	2,500,000	2,682,320
		17,660,343
Electrical Equipment - 0.7%
WESCO Distribution, Inc.
6.63%, 03/15/2032 (A)	2,000,000	2,033,341
7.25%, 06/15/2028 (A)	2,729,000	2,765,151
		4,798,492
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc.
5.88%, 04/10/2034	$ 4,150,000	$ 4,166,377
Energy Equipment & Services - 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	1,500,000	1,495,648
Financial Services - 5.6%
Acadian Asset Management, Inc.
4.80%, 07/27/2026	2,910,000	2,829,638
AG Issuer LLC
6.25%, 03/01/2028 (A)	1,000,000	984,998
Ally Financial, Inc.
Fixed until 05/15/2028 (D), 4.70% (B)(C)	2,250,000	1,904,735
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (A)	2,500,000	2,478,554
9.25%, 07/01/2031 (A)	4,750,000	5,003,859
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	3,000,000	2,956,433
Citadel LP
6.38%, 01/23/2032 (A)	4,750,000	4,878,385
Coinbase Global, Inc.
3.63%, 10/01/2031 (A)	1,250,000	1,082,768
EZCORP, Inc.
7.38%, 04/01/2032 (A)	850,000	889,685
ILFC E-Capital Trust I
3-Month Term SOFR + 1.81%, 6.12% (C), 12/21/2065 (A)	3,400,000	2,742,230
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/2028 (A)	2,500,000	2,324,927
OneMain Finance Corp.
7.13%, 11/15/2031	2,100,000	2,112,390
7.50%, 05/15/2031 (B)	2,000,000	2,028,137
PRA Group, Inc.
5.00%, 10/01/2029 (A)(B)	1,300,000	1,184,055
StoneX Group, Inc.
7.88%, 03/01/2031 (A)	4,175,000	4,351,470
World Acceptance Corp.
7.00%, 11/01/2026 (A)	2,475,000	2,441,418
		40,193,682
Food Products - 1.6%
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/2028 (A)	1,062,000	1,044,198
Kraft Heinz Foods Co.
6.50%, 02/09/2040	1,500,000	1,605,484
Post Holdings, Inc.
5.50%, 12/15/2029 (A)	4,000,000	3,925,499
U.S. Foods, Inc.
6.88%, 09/15/2028 (A)	2,300,000	2,357,132
United Natural Foods, Inc.
6.75%, 10/15/2028 (A)	2,875,000	2,823,068
		11,755,381
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.2%
National Fuel Gas Co.
5.95%, 03/15/2035	$ 1,500,000	$ 1,501,896
Health Care Providers & Services - 1.4%
DaVita, Inc.
6.88%, 09/01/2032 (A)(B)	5,950,000	6,005,496
Humana, Inc.
5.95%, 03/15/2034	1,718,000	1,760,746
Molina Healthcare, Inc.
6.25%, 01/15/2033 (A)	2,200,000	2,183,078
		9,949,320
Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	1,000,000	980,183
Hotels, Restaurants & Leisure - 4.8%
Carnival Corp.
5.75%, 03/01/2027 (A)	4,000,000	3,987,272
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033 (A)	3,000,000	2,998,229
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	2,504,000	2,504,566
7.50%, 09/01/2031 (A)	4,500,000	4,624,461
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (A)	1,500,000	1,468,571
6.50%, 05/15/2027 (A)	2,388,000	2,413,214
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028 (B)	4,950,000	4,692,879
NCL Corp. Ltd.
8.13%, 01/15/2029 (A)	4,800,000	5,026,291
Travel & Leisure Co.
6.60%, 10/01/2025	3,450,000	3,446,558
VOC Escrow Ltd.
5.00%, 02/15/2028 (A)	3,366,000	3,299,576
		34,461,617
Household Products - 0.2%
Central Garden & Pet Co.
5.13%, 02/01/2028 (B)	1,141,000	1,128,234
Insurance - 1.7%
Equitable Financial Life Global Funding
5.00%, 03/27/2030 (A)	2,000,000	2,020,381
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	2,750,000	2,799,063
Kuvare U.S. Holdings, Inc.
Fixed until 05/01/2026, 7.00% (C), 02/17/2051 (A)	1,500,000	1,495,711
Markel Group, Inc.
Fixed until 06/01/2025 (D), 6.00% (B)(C)	4,000,000	3,986,643
SBL Holdings, Inc.
Fixed until 11/13/2026 (D), 6.50% (A)(C)	2,500,000	2,187,752
		12,489,550
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail - 0.3%
Gen Digital, Inc.
6.25%, 04/01/2033 (A)	$ 2,500,000	$ 2,493,190
IT Services - 1.9%
Dell International LLC/EMC Corp.
8.10%, 07/15/2036	405,000	476,354
Kyndryl Holdings, Inc.
4.10%, 10/15/2041	2,000,000	1,508,201
Leidos, Inc.
5.50%, 03/15/2035	2,490,000	2,474,483
7.13%, 07/01/2032	1,800,000	1,950,216
NCR Atleos Corp.
9.50%, 04/01/2029 (A)	3,225,000	3,468,617
Seagate HDD Cayman
8.50%, 07/15/2031	2,000,000	2,139,696
Unisys Corp.
6.88%, 11/01/2027 (A)(B)	2,000,000	1,924,524
		13,942,091
Leisure Products - 0.6%
Mattel, Inc.
5.45%, 11/01/2041	5,000,000	4,309,574
Machinery - 1.1%
Huntington Ingalls Industries, Inc.
5.75%, 01/15/2035 (B)	3,000,000	3,052,805
Regal Rexnord Corp.
6.30%, 02/15/2030	2,549,000	2,630,199
6.40%, 04/15/2033	1,900,000	1,934,531
		7,617,535
Media - 0.4%
Nexstar Media, Inc.
4.75%, 11/01/2028 (A)(B)	2,986,000	2,823,030
Metals & Mining - 0.8%
ATI, Inc.
5.88%, 12/01/2027	4,002,000	3,991,563
Carpenter Technology Corp.
7.63%, 03/15/2030 (B)	250,000	257,468
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027 (B)	650,000	641,008
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (A)	1,247,000	1,231,707
		6,121,746
Mortgage Real Estate Investment Trusts - 0.5%
Starwood Property Trust, Inc.
4.38%, 01/15/2027 (A)(B)	3,500,000	3,430,338
Oil, Gas & Consumable Fuels - 4.9%
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	3,375,000	3,428,406
MPLX LP
5.40%, 04/01/2035	6,945,000	6,746,237
Murphy Oil Corp.
6.00%, 10/01/2032	6,625,000	6,027,289
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (A)	$ 2,000,000	$ 1,974,736
Occidental Petroleum Corp.
5.55%, 10/01/2034 (B)	2,000,000	1,870,015
ONEOK Partners LP
6.85%, 10/15/2037	3,500,000	3,696,426
Permian Resources Operating LLC
5.88%, 07/01/2029 (A)	2,250,000	2,193,704
9.88%, 07/15/2031 (A)	1,132,000	1,225,478
Summit Midstream Holdings LLC
8.63%, 10/31/2029 (A)	3,325,000	3,274,939
Sunoco LP
6.25%, 07/01/2033 (A)	500,000	498,933
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/2028	1,190,000	1,186,954
7.00%, 09/15/2028 (A)	2,850,000	2,920,338
Valero Energy Corp.
8.75%, 06/15/2030	300,000	348,801
		35,392,256
Passenger Airlines - 0.8%
American Airlines, Inc.
8.50%, 05/15/2029 (A)(B)	4,048,000	4,115,561
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (A)	1,350,000	1,354,236
		5,469,797
Personal Care Products - 0.4%
Edgewell Personal Care Co.
5.50%, 06/01/2028 (A)	3,000,000	2,947,378
Pharmaceuticals - 0.1%
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (A)	1,100,000	893,365
Software - 0.2%
ACI Worldwide, Inc.
5.75%, 08/15/2026 (A)	600,000	597,810
Concentrix Corp.
6.60%, 08/02/2028 (B)	1,000,000	1,045,417
		1,643,227
Specialized REITs - 0.5%
Iron Mountain, Inc.
4.88%, 09/15/2027 (A)	3,050,000	3,006,959
6.25%, 01/15/2033 (A)	750,000	748,590
		3,755,549
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc.
4.25%, 03/15/2029 (A)	3,000,000	2,793,761
Transportation Infrastructure - 1.0%
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/2028 (A)	250,000	245,544
7.00%, 06/15/2032 (A)	3,800,000	3,851,371
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
Star Leasing Co. LLC
7.63%, 02/15/2030 (A)	$ 2,000,000	$ 1,791,770
XPO CNW, Inc.
6.70%, 05/01/2034	1,181,000	1,200,416
		7,089,101
Total Corporate Debt Securities (Cost $377,754,529)		373,259,994

	Shares	Value
COMMON STOCKS - 41.8%
Banks - 3.0%
Citigroup, Inc.	85,000	5,812,300
JPMorgan Chase & Co.	40,000	9,784,800
Wells Fargo & Co.	85,000	6,035,850
		21,632,950
Biotechnology - 3.6%
AbbVie, Inc.	60,000	11,706,000
Amgen, Inc.	30,000	8,727,600
Gilead Sciences, Inc.	50,000	5,327,000
		25,760,600
Broadline Retail - 0.4%
Amazon.com, Inc. (E)	15,000	2,766,300
Capital Markets - 5.2%
Blackrock, Inc.	12,000	10,971,120
Goldman Sachs Group, Inc.	24,500	13,414,975
Interactive Brokers Group, Inc., Class A	31,514	5,415,681
Morgan Stanley	54,372	6,275,616
Nasdaq, Inc.	15,000	1,143,150
		37,220,542
Communications Equipment - 0.5%
Arista Networks, Inc. (E)	45,000	3,702,150
Consumer Finance - 1.4%
Capital One Financial Corp.	40,000	7,210,400
Synchrony Financial	50,000	2,597,500
		9,807,900
Electric Utilities - 2.0%
American Electric Power Co., Inc.	10,000	1,083,400
Duke Energy Corp.	35,000	4,270,700
Evergy, Inc.	20,000	1,382,000
Southern Co.	80,000	7,351,200
		14,087,300
Health Care Equipment & Supplies - 0.5%
Medtronic PLC	45,000	3,814,200
Hotels, Restaurants & Leisure - 0.3%
Travel & Leisure Co.	55,000	2,416,150
Household Products - 1.1%
Procter & Gamble Co.	50,000	8,128,500
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Insurance - 2.6%
Allstate Corp.	20,000	$ 3,967,800
Progressive Corp.	15,000	4,226,100
Travelers Cos., Inc.	16,651	4,398,028
Unum Group	75,000	5,824,500
		18,416,428
Interactive Media & Services - 3.9%
Alphabet, Inc., Class C	112,500	18,100,125
Meta Platforms, Inc., Class A	18,000	9,882,000
		27,982,125
IT Services - 2.2%
International Business Machines Corp.	65,000	15,718,300
Machinery - 0.4%
Cummins, Inc.	10,000	2,938,400
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp. (B)	500,000	4,415,000
Multi-Utilities - 0.8%
Dominion Energy, Inc.	100,000	5,438,000
Oil, Gas & Consumable Fuels - 1.2%
Chevron Corp.	30,000	4,081,800
Diamondback Energy, Inc.	10,000	1,320,100
ONEOK, Inc.	40,000	3,286,400
		8,688,300
Pharmaceuticals - 1.8%
Merck & Co., Inc.	150,000	12,780,000
Semiconductors & Semiconductor Equipment - 2.8%
Broadcom, Inc.	60,000	11,548,200
NVIDIA Corp.	75,000	8,169,000
		19,717,200
Software - 2.9%
Microsoft Corp.	47,500	18,774,850
Oracle Corp.	15,000	2,110,800
		20,885,650
Specialized REITs - 1.5%
Equinix, Inc.	8,500	7,316,375
Gaming & Leisure Properties, Inc.	50,000	2,393,000
Iron Mountain, Inc.	15,000	1,345,050
		11,054,425
Specialty Retail - 0.9%
Bath & Body Works, Inc.	145,000	4,423,950
Dick's Sporting Goods, Inc.	12,500	2,346,750
		6,770,700
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	75,000	15,937,500
Total Common Stocks (Cost $216,762,038)		300,078,620
	Shares	Value
PREFERRED STOCKS - 4.9%
Banks - 0.4%
Dime Community Bancshares, Inc.,
5.50% (B)	73,993	$ 1,384,409
Regions Financial Corp.,
Fixed until 09/15/2029 (B), 6.95% (C)	51,500	1,287,500
		2,671,909
Capital Markets - 0.4%
Morgan Stanley,
Series P, 6.50% (B)	60,000	1,505,400
Series Q, 6.63% (B)	65,000	1,634,100
		3,139,500
Consumer Finance - 0.5%
Synchrony Financial,
Series B, Fixed until 05/15/2029, 8.25% (C)	142,000	3,582,660
Electric Utilities - 0.6%
SCE Trust VIII,
Series N, 6.95%	75,000	1,644,750
Southern Co.,
6.50% (B)	100,000	2,553,000
		4,197,750
Insurance - 1.6%
Allstate Corp.,
Series J, 7.38%	73,000	1,935,960
Aspen Insurance Holdings Ltd.,
5.63% (B)	17,900	331,508
Athene Holding Ltd.,
Fixed until 03/30/2029 (B), 7.25% (C)	160,000	3,960,000
Enstar Group Ltd.,
Series E, 7.00%	50,000	1,030,500
F&G Annuities & Life, Inc.,
7.30%	30,000	702,900
7.95%	97,000	2,480,290
Reinsurance Group of America, Inc.,
Fixed until 10/15/2027 (B), 7.13% (C)	40,000	1,027,200
		11,468,358
Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp.,
Series E, 3-Month Term SOFR + 5.25%, 9.51% (C)	49,300	1,234,965
Annaly Capital Management, Inc.,
Series F, 3-Month Term SOFR + 5.25%, 9.52% (C)	40,784	1,027,757
New York Mortgage Trust, Inc.,
Series F, Fixed until 10/15/2026, 6.88% (C)	120,000	2,558,400
Rithm Capital Corp.,
Series D, Fixed until 11/15/2026 (B), 7.00% (C)	65,000	1,586,000
Two Harbors Investment Corp.,
Series B, Fixed until 07/27/2027, 7.63% (C)	7,243	167,023
		6,574,145
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
PREFERRED STOCKS (continued)
Real Estate Management & Development - 0.0% *
Brookfield Property Partners LP,
Series A-1, 6.50%	6,681	$ 96,541
Trading Companies & Distributors - 0.3%
Triton International Ltd.,
Series E, 5.75%	100,000	1,852,000
Wireless Telecommunication Services - 0.2%
U.S. Cellular Corp.,
5.50% (B)	60,100	1,319,796
Total Preferred Stocks (Cost $36,750,554)		34,902,659
OTHER INVESTMENT COMPANY - 6.1%
Securities Lending Collateral - 6.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (F)	43,713,322	43,713,322
Total Other Investment Company (Cost $43,713,322)		43,713,322

Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp.,
1.80% (F), dated 04/30/2025, to be
repurchased at $1,273,211 on 05/01/2025.
Collateralized by a U.S. Government
Obligation, 3.88%, due 05/15/2043, and
with a value of $1,298,731.
$ 1,273,147	$ 1,273,147
Total Repurchase Agreement (Cost $1,273,147)	1,273,147
Total Investments (Cost $676,253,590)	753,227,742
Net Other Assets (Liabilities) - (5.0)%	(35,863,103)
Net Assets - 100.0%	$ 717,364,639
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$373,259,994	$—	$373,259,994
Common Stocks	300,078,620	—	—	300,078,620
Preferred Stocks	34,902,659	—	—	34,902,659
Other Investment Company	43,713,322	—	—	43,713,322
Repurchase Agreement	—	1,273,147	—	1,273,147
Total Investments	$378,694,601	$374,533,141	$—	$753,227,742
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $225,264,257, representing 31.4% of the
Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $44,216,582, collateralized by cash collateral of $43,713,322 and non-cash collateral, such as U.S. government securities of $1,564,144. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Non-income producing security.
(F)	Rate disclosed reflects the yield at April 30, 2025.
(G)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $674,980,443) (including securities loaned of $44,216,582)	$751,954,595
Repurchase agreement, at value (cost $1,273,147)	1,273,147
Receivables and other assets:
Investments sold	2,815,206
Net income from securities lending	16,336
Shares of beneficial interest sold	828,703
Dividends	299,259
Interest	6,026,133
Tax reclaims	3,141
Prepaid expenses	22,343
Total assets	763,238,863
Liabilities:
Cash collateral received upon return of:
Securities on loan	43,713,322
Payables and other liabilities:
Investments purchased	1,335,948
Shares of beneficial interest redeemed	259,298
Investment management fees	326,253
Distribution and service fees	96,376
Transfer agent fees	55,869
Trustee and CCO fees	2,371
Audit and tax fees	24,818
Custody fees	34,949
Legal fees	9,063
Printing and shareholder reports fees	5,114
Other accrued expenses	10,843
Total liabilities	45,874,224
Net assets	$717,364,639
Net assets consist of:
Paid-in capital	$781,839,553
Total distributable earnings (accumulated losses)	(64,474,914)
Net assets	$717,364,639
Net assets by class:
Class A	$147,338,392
Class C	82,251,543
Class I	487,755,081
Class I2	19,623
Shares outstanding (unlimited shares, no par value):
Class A	10,388,090
Class C	5,822,051
Class I	34,371,442
Class I2	1,463
Net asset value per share: (A)
Class A	$14.18
Class C	14.13
Class I	14.19
Class I2	13.41
Maximum offering price per share: (B)
Class A	$15.01

(A)
Net asset value per share for Class C, I and I2 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$5,586,331
Interest income	11,182,425
Net income from securities lending	108,205
Withholding taxes on foreign income	(5,977)
Total investment income	16,870,984
Expenses:
Investment management fees	2,073,725
Distribution and service fees:
Class A	186,768
Class C	425,576
Transfer agent fees:
Class A	75,107
Class C	29,778
Class I	257,254
Class I2	1
Trustee and CCO fees	14,697
Audit and tax fees	23,591
Custody fees	26,417
Legal fees	22,908
Printing and shareholder reports fees	25,759
Registration fees	43,106
Other	21,823
Total expenses before waiver and/or reimbursement and recapture	3,226,510
Expenses waived and/or reimbursed:
Class I	(4,626)
Recapture of previously waived and/or reimbursed fees:
Class I	5,073
Net expenses	3,226,957
Net investment income (loss)	13,644,027
Net realized gain (loss) on:
Investments	19,751,518
Net change in unrealized appreciation (depreciation) on:
Investments	(31,265,001)
Translation of assets and liabilities denominated in foreign currencies	125
Net change in unrealized appreciation (depreciation)	(31,264,876)
Net realized and change in unrealized gain (loss)	(11,513,358)
Net increase (decrease) in net assets resulting from operations	$2,130,669
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$13,644,027	$24,338,300
Net realized gain (loss)	19,751,518	5,524,297
Net change in unrealized appreciation (depreciation)	(31,264,876)	109,619,726
Net increase (decrease) in net assets resulting from operations	2,130,669	139,482,323
Dividends and/or distributions to shareholders:
Class A	(2,719,949)	(5,217,451)
Class C	(1,246,704)	(2,411,070)
Class I	(9,650,338)	(17,090,411)
Class I2	(415)	(748)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(13,617,406)	(24,719,680)
Capital share transactions:
Proceeds from shares sold:
Class A	16,377,873	17,017,980
Class C	4,398,154	9,742,217
Class I	84,898,591	136,141,868
	105,674,618	162,902,065
Dividends and/or distributions reinvested:
Class A	2,628,043	5,042,237
Class C	1,239,738	2,398,655
Class I	9,596,083	17,005,166
Class I2	415	748
	13,464,279	24,446,806
Cost of shares redeemed:
Class A	(20,651,241)	(37,432,828)
Class C	(7,493,180)	(14,471,068)
Class I	(72,357,632)	(163,866,685)
	(100,502,053)	(215,770,581)
Automatic conversions:
Class A	991,701	2,285,339
Class C	(991,701)	(2,285,339)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	18,636,844	(28,421,710)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	82 (A)
Class C	—	182 (A)
	—	264
Net increase (decrease) in net assets	7,150,107	86,341,197
Net assets:
Beginning of period/year	710,214,532	623,873,335
End of period/year	$717,364,639	$710,214,532
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	1,126,027	1,249,534
Class C	304,401	723,547
Class I	5,839,641	10,065,996
	7,270,069	12,039,077
Shares reinvested:
Class A	180,813	372,113
Class C	85,613	177,760
Class I	659,906	1,252,323
Class I2	30	58
	926,362	1,802,254
Shares redeemed:
Class A	(1,421,528)	(2,774,113)
Class C	(519,481)	(1,069,268)
Class I	(5,029,900)	(12,170,689)
	(6,970,909)	(16,014,070)
Automatic conversions:
Class A	68,028	168,865
Class C	(68,313)	(169,559)
	(285)	(694)
Net increase (decrease) in shares outstanding:
Class A	(46,660)	(983,601)
Class C	(197,780)	(337,520)
Class I	1,469,647	(852,370)
Class I2	30	58
	1,225,237	(2,173,433)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$14.39	$12.11	$12.43	$14.24	$11.53	$11.64
Investment operations:
Net investment income (loss) (A)	0.26	0.48	0.50	0.45	0.40	0.40
Net realized and unrealized gain (loss)	(0.21)	2.28	(0.31)	(1.62)	2.72	(0.09)
Total investment operations	0.05	2.76	0.19	(1.17)	3.12	0.31
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.26)	(0.48)	(0.51)	(0.46)	(0.41)	(0.41)
Net realized gains	—	—	—	(0.18)	—	(0.01)
Total dividends and/or distributions to shareholders	(0.26)	(0.48)	(0.51)	(0.64)	(0.41)	(0.42)
Net asset value, end of period/year	$14.18	$14.39	$12.11	$12.43	$14.24	$11.53
Total return (E)	0.33%(F)	23.14%(C)	1.44%	(8.50)%(D)	27.30%	2.91%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$147,338	$150,168	$138,260	$138,668	$134,310	$36,696
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97%(G)	0.98%	0.99%	1.01%(H)	0.98%(H)	1.03%
Including waiver and/or reimbursement and recapture	0.97%(G)	0.98%	0.99%(I)	0.99%(H)	0.98%(H)	1.03%
Net investment income (loss) to average net assets	3.65%(G)	3.52%	3.96%	3.35%	2.89%	3.54%
Portfolio turnover rate	33%(F)	42%	37%	44%	45%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$14.34	$12.06	$12.38	$14.17	$11.48	$11.59
Investment operations:
Net investment income (loss) (A)	0.21	0.38	0.41	0.35	0.30	0.32
Net realized and unrealized gain (loss)	(0.21)	2.29	(0.32)	(1.60)	2.70	(0.09)
Total investment operations	—	2.67	0.09	(1.25)	3.00	0.23
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.39)	(0.41)	(0.36)	(0.31)	(0.33)
Net realized gains	—	—	—	(0.18)	—	(0.01)
Total dividends and/or distributions to shareholders	(0.21)	(0.39)	(0.41)	(0.54)	(0.31)	(0.34)
Net asset value, end of period/year	$14.13	$14.34	$12.06	$12.38	$14.17	$11.48
Total return (E)	(0.02)%(F)	22.37%(C)	0.65%	(9.11)%(D)	26.32%	2.17%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$82,252	$86,299	$76,696	$83,457	$87,104	$52,109
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.69%(G)	1.70%	1.71%	1.73%(H)	1.71%(H)	1.76%
Including waiver and/or reimbursement and recapture	1.69%(G)	1.70%	1.71%(I)	1.71%(H)	1.71%(H)	1.76%
Net investment income (loss) to average net assets	2.93%(G)	2.80%	3.24%	2.64%	2.23%	2.82%
Portfolio turnover rate	33%(F)	42%	37%	44%	45%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$14.40	$12.11	$12.44	$14.25	$11.53	$11.64
Investment operations:
Net investment income (loss) (A)	0.28	0.51	0.53	0.48	0.43	0.44
Net realized and unrealized gain (loss)	(0.21)	2.30	(0.32)	(1.60)	2.73	(0.10)
Total investment operations	0.07	2.81	0.21	(1.12)	3.16	0.34
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.52)	(0.54)	(0.51)	(0.44)	(0.44)
Net realized gains	—	—	—	(0.18)	—	(0.01)
Total dividends and/or distributions to shareholders	(0.28)	(0.52)	(0.54)	(0.69)	(0.44)	(0.45)
Net asset value, end of period/year	$14.19	$14.40	$12.11	$12.44	$14.25	$11.53
Total return	0.45%(D)	23.55%	1.65%	(8.20)%(C)	27.66%	3.17%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$487,755	$473,728	$408,901	$436,301	$347,653	$170,942
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72%(E)	0.73%	0.73%	0.75%(F)	0.74%(F)	0.78%
Including waiver and/or reimbursement and recapture	0.72%(E)(G)	0.72%	0.72%	0.72%(F)	0.72%(F)	0.72%
Net investment income (loss) to average net assets	3.90%(E)	3.76%	4.23%	3.64%	3.20%	3.87%
Portfolio turnover rate	33%(D)	42%	37%	44%	45%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement and recapture rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$13.62	$11.49	$11.83	$13.58	$11.01	$11.14
Investment operations:
Net investment income (loss) (A)	0.27	0.50	0.52	0.47	0.43	0.42
Net realized and unrealized gain (loss)	(0.19)	2.16	(0.30)	(1.52)	2.58	(0.09)
Total investment operations	0.08	2.66	0.22	(1.05)	3.01	0.33
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.53)	(0.56)	(0.52)	(0.44)	(0.45)
Net realized gains	—	—	—	(0.18)	—	(0.01)
Total dividends and/or distributions to shareholders	(0.29)	(0.53)	(0.56)	(0.70)	(0.44)	(0.46)
Net asset value, end of period/year	$13.41	$13.62	$11.49	$11.83	$13.58	$11.01
Total return	0.53%(B)	23.55%	1.77%	(8.15)%	27.79%	3.28%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$20	$20	$16	$16	$17	$13
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62%(C)	0.63%	0.63%	0.65%(D)	0.64%(D)	0.68%
Including waiver and/or reimbursement and recapture	0.62%(C)	0.63%	0.63%	0.64%(D)	0.64%(D)	0.68%
Net investment income (loss) to average net assets	4.00%(C)	3.85%	4.31%	3.71%	3.32%	3.89%
Portfolio turnover rate	33%(B)	42%	37%	44%	45%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Multi-Asset Income (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class C, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $2,112.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$3,389,950	$—	$—	$—	$3,389,950
Corporate Debt Securities	38,084,438	—	—	—	38,084,438
Preferred Stocks	2,238,934	—	—	—	2,238,934
Total Securities Lending Transactions	$43,713,322	$—	$—	$—	$43,713,322
Total Borrowings	$43,713,322	$—	$—	$—	$43,713,322
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Preferred stock risk: Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$19,623	0.00% (A)

(A)	Rounds to less than 0.01%.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.570%
Over $500 million up to $1 billion	0.565
Over $1 billion up to $1.5 billion	0.540
Over $1.5 billion up to $2 billion	0.530
Over $2 billion	0.510
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.04%	March 1, 2026
Class C	1.76	March 1, 2026
Class I	0.72	March 1, 2026
Class I2	0.68	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class I	$12,382	$57,563	$36,642	$4,626	$111,213

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I and Class I2.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$171,637	$29
Class C	—	1,914
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$356,884	$54,391
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$255,940,451	$—	$236,825,474	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$676,253,590	$89,580,477	$(12,606,325)	$76,974,152
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Asset Income

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453838 TA MAI 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Multi-Managed Balanced
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 60.2%
Aerospace & Defense - 1.3%
Howmet Aerospace, Inc.	46,899	$ 6,499,263
RTX Corp.	37,259	4,699,478
Textron, Inc.	23,802	1,674,947
TransDigm Group, Inc.	3,578	5,055,964
		17,929,652
Air Freight & Logistics - 0.4%
FedEx Corp.	8,076	1,698,625
United Parcel Service, Inc., Class B	34,733	3,310,055
		5,008,680
Automobile Components - 0.0% *
Aptiv PLC (A)	11,069	631,597
Automobiles - 1.0%
Tesla, Inc. (A)	45,133	12,734,727
Banks - 2.1%
Bank of America Corp.	222,518	8,874,018
Citigroup, Inc.	48,264	3,300,293
Fifth Third Bancorp	82,828	2,976,838
Truist Financial Corp.	75,956	2,912,153
U.S. Bancorp	56,642	2,284,938
Wells Fargo & Co.	114,298	8,116,301
		28,464,541
Beverages - 1.3%
Coca-Cola Co.	73,301	5,317,988
Keurig Dr. Pepper, Inc.	117,415	4,061,385
PepsiCo, Inc.	58,037	7,868,656
		17,248,029
Biotechnology - 1.4%
AbbVie, Inc.	53,695	10,475,894
Neurocrine Biosciences, Inc. (A)	5,279	568,496
Regeneron Pharmaceuticals, Inc.	5,549	3,322,519
Sarepta Therapeutics, Inc. (A)	2,566	160,118
Vertex Pharmaceuticals, Inc. (A)	7,771	3,959,325
		18,486,352
Broadline Retail - 2.5%
Amazon.com, Inc. (A)	179,936	33,183,797
Building Products - 1.0%
Carrier Global Corp.	53,754	3,361,775
Masco Corp.	29,490	1,787,389
Trane Technologies PLC	20,865	7,997,763
		13,146,927
Capital Markets - 1.3%
Ameriprise Financial, Inc.	6,538	3,079,529
Charles Schwab Corp.	59,050	4,806,670
CME Group, Inc.	15,043	4,168,114
Goldman Sachs Group, Inc.	7,519	4,117,029
Raymond James Financial, Inc.	7,122	975,999
		17,147,341
Chemicals - 0.9%
Dow, Inc.	33,748	1,032,351
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Linde PLC	15,593	$ 7,067,216
LyondellBasell Industries NV, Class A	23,401	1,362,172
PPG Industries, Inc.	19,151	2,084,778
Sherwin-Williams Co.	2,997	1,057,701
		12,604,218
Communications Equipment - 0.2%
Arista Networks, Inc. (A)	20,569	1,692,212
Motorola Solutions, Inc.	2,855	1,257,313
		2,949,525
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,667	1,397,455
Consumer Finance - 0.3%
American Express Co.	11,701	3,117,263
Capital One Financial Corp.	6,510	1,173,493
		4,290,756
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp.	4,530	4,505,085
Walmart, Inc.	33,597	3,267,308
		7,772,393
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	141,923	3,931,267
Electric Utilities - 1.4%
Entergy Corp.	7,329	609,553
NextEra Energy, Inc.	97,274	6,505,685
NRG Energy, Inc.	3,695	404,898
PG&E Corp.	194,796	3,218,030
Southern Co.	81,380	7,478,008
		18,216,174
Electrical Equipment - 0.2%
Eaton Corp. PLC	10,777	3,172,425
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	5,343	782,108
Energy Equipment & Services - 0.1%
Baker Hughes Co.	53,411	1,890,749
Entertainment - 0.7%
Netflix, Inc. (A)	3,730	4,221,316
Walt Disney Co.	44,033	4,004,801
Warner Music Group Corp., Class A	26,005	791,852
		9,017,969
Financial Services - 4.1%
Apollo Global Management, Inc.	19,738	2,693,842
Berkshire Hathaway, Inc., Class B (A)	27,661	14,750,228
Corpay, Inc. (A)	11,337	3,688,720
Fidelity National Information Services, Inc.	44,045	3,474,270
Mastercard, Inc., Class A	26,083	14,295,049
Toast, Inc., Class A (A)	30,338	1,079,426
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Visa, Inc., Class A	39,751	$ 13,733,971
WEX, Inc. (A)	2,377	309,889
		54,025,395
Food Products - 0.4%
Mondelez International, Inc., Class A	80,733	5,500,339
Ground Transportation - 0.5%
CSX Corp.	76,758	2,154,597
Uber Technologies, Inc. (A)	61,520	4,983,735
		7,138,332
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	8,094	1,058,291
Baxter International, Inc.	15,288	476,527
Boston Scientific Corp. (A)	50,589	5,204,090
Edwards Lifesciences Corp. (A)	30,164	2,277,080
Medtronic PLC	50,634	4,291,738
Stryker Corp.	17,630	6,592,210
		19,899,936
Health Care Providers & Services - 1.3%
Cigna Group	10,396	3,535,056
HCA Healthcare, Inc.	2,783	960,358
Humana, Inc.	5,006	1,312,773
McKesson Corp.	2,264	1,613,757
UnitedHealth Group, Inc.	23,532	9,682,006
		17,103,950
Health Care REITs - 0.5%
Alexandria Real Estate Equities, Inc.	4,289	311,639
Ventas, Inc.	61,553	4,313,634
Welltower, Inc.	17,125	2,613,104
		7,238,377
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc.	662	3,375,723
Carnival Corp. (A)	53,500	981,190
Chipotle Mexican Grill, Inc. (A)	84,400	4,263,888
DoorDash, Inc., Class A (A)	7,873	1,518,623
Expedia Group, Inc.	15,697	2,463,330
Hilton Worldwide Holdings, Inc.	15,800	3,562,584
McDonald's Corp.	26,905	8,600,183
Royal Caribbean Cruises Ltd.	6,914	1,485,888
Yum! Brands, Inc.	29,988	4,511,395
		30,762,804
Household Durables - 0.1%
Lennar Corp., Class A	8,494	922,533
Household Products - 0.1%
Church & Dwight Co., Inc.	14,151	1,405,760
Independent Power & Renewable Electricity Producers - 0.2%
Vistra Corp.	16,174	2,096,636
Industrial Conglomerates - 0.2%
3M Co.	23,891	3,318,699
	Shares	Value
COMMON STOCKS (continued)
Industrial REITs - 0.2%
Prologis, Inc.	25,638	$ 2,620,204
Insurance - 1.2%
Aon PLC, Class A	10,763	3,818,605
Arthur J Gallagher & Co.	16,310	5,230,454
Progressive Corp.	25,662	7,230,012
		16,279,071
Interactive Media & Services - 3.7%
Alphabet, Inc., Class A	100,611	15,977,027
Alphabet, Inc., Class C	53,269	8,570,449
Meta Platforms, Inc., Class A	44,174	24,251,526
		48,799,002
IT Services - 0.3%
Accenture PLC, Class A	1,570	469,666
Cognizant Technology Solutions Corp., Class A	52,765	3,881,921
		4,351,587
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	15,512	6,654,648
Machinery - 1.2%
Caterpillar, Inc.	9,314	2,880,541
Deere & Co.	10,789	5,001,349
Ingersoll Rand, Inc.	18,912	1,426,532
Otis Worldwide Corp.	40,633	3,911,739
PACCAR, Inc.	23,215	2,094,225
		15,314,386
Media - 0.6%
Charter Communications, Inc., Class A (A)	7,302	2,861,362
Comcast Corp., Class A	135,090	4,620,078
		7,481,440
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	24,406	879,348
Nucor Corp.	6,282	749,882
		1,629,230
Oil, Gas & Consumable Fuels - 1.8%
ConocoPhillips	66,517	5,927,995
Diamondback Energy, Inc.	14,499	1,914,013
EOG Resources, Inc.	30,134	3,324,684
Exxon Mobil Corp.	117,484	12,409,835
		23,576,527
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	30,214	1,257,809
Personal Care Products - 0.1%
Kenvue, Inc.	74,502	1,758,247
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	97,039	4,871,358
Eli Lilly & Co.	11,797	10,604,913
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	47,181	$ 7,374,862
Merck & Co., Inc.	12,102	1,031,090
		23,882,223
Professional Services - 0.3%
Equifax, Inc.	3,505	911,756
Leidos Holdings, Inc.	20,797	3,060,902
		3,972,658
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	17,808	1,153,602
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc. (A)	16,214	1,578,433
Analog Devices, Inc.	29,580	5,765,733
Broadcom, Inc.	79,353	15,273,072
Lam Research Corp.	49,624	3,556,552
Micron Technology, Inc.	35,765	2,752,117
NVIDIA Corp.	449,116	48,917,715
NXP Semiconductors NV	27,422	5,054,149
Texas Instruments, Inc.	34,177	5,470,029
		88,367,800
Software - 6.4%
Adobe, Inc. (A)	2,641	990,322
Cadence Design Systems, Inc. (A)	3,890	1,158,209
Fair Isaac Corp. (A)	438	871,480
Intuit, Inc.	3,857	2,420,152
Microsoft Corp.	145,789	57,624,560
Oracle Corp.	42,929	6,040,969
Palantir Technologies, Inc., Class A (A)	20,145	2,385,974
Salesforce, Inc.	27,374	7,355,667
ServiceNow, Inc. (A)	6,824	6,516,988
		85,364,321
Specialized REITs - 0.5%
Equinix, Inc.	3,760	3,236,420
SBA Communications Corp.	12,050	2,932,970
		6,169,390
Specialty Retail - 1.4%
AutoZone, Inc. (A)	781	2,938,591
Best Buy Co., Inc.	14,189	946,264
Burlington Stores, Inc. (A)	10,366	2,332,765
Lowe's Cos., Inc.	34,036	7,609,088
Ross Stores, Inc.	32,673	4,541,547
		18,368,255
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	250,174	53,161,975
Dell Technologies, Inc., Class C	10,709	982,658
Sandisk Corp. (A)	2,054	65,954
Seagate Technology Holdings PLC	38,382	3,493,914
Western Digital Corp. (A)	6,162	270,265
		57,974,766
	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.4%
Altria Group, Inc.	28,916	$ 1,710,382
Philip Morris International, Inc.	21,309	3,651,510
		5,361,892
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	1,648	1,040,630
Total Common Stocks (Cost $443,210,525)		800,797,131

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 12.3%
U.S. Treasury - 11.6%
U.S. Treasury Bonds
1.25%, 05/15/2050	$ 5,486,000	2,675,711
1.38%, 11/15/2040	2,896,000	1,859,888
1.88%, 02/15/2051 - 11/15/2051	3,274,000	1,857,124
2.00%, 02/15/2050	3,868,000	2,301,762
2.25%, 08/15/2046 - 02/15/2052	4,330,000	2,768,792
2.38%, 05/15/2051	1,090,000	700,580
2.50%, 02/15/2045 - 05/15/2046	5,049,000	3,559,470
2.75%, 08/15/2047 - 11/15/2047	2,367,900	1,705,523
2.88%, 08/15/2045 - 05/15/2049	3,743,600	2,773,491
3.00%, 08/15/2048 - 08/15/2052	4,133,300	3,065,066
3.13%, 02/15/2042 - 05/15/2048	2,226,600	1,813,248
3.50%, 02/15/2039	1,998,000	1,811,078
3.63%, 02/15/2044 - 05/15/2053	4,184,000	3,569,513
3.88%, 02/15/2043	1,923,000	1,740,691
4.00%, 11/15/2052	914,000	812,139
4.13%, 08/15/2044 - 08/15/2053	2,613,000	2,397,802
4.25%, 05/15/2039 - 08/15/2054	4,151,000	3,890,404
4.50%, 11/15/2054	3,450,000	3,345,422
4.63%, 05/15/2044 - 02/15/2055	3,987,000	3,947,612
4.75%, 11/15/2043 - 11/15/2053	4,995,000	5,035,440
5.25%, 02/15/2029	1,554,000	1,645,297
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	12,327,000	10,519,487
0.88%, 06/30/2026	3,173,200	3,066,352
1.13%, 10/31/2026	625,000	601,416
1.25%, 11/30/2026 - 08/15/2031	4,169,000	3,662,368
1.38%, 11/15/2031	1,880,000	1,603,508
1.50%, 01/31/2027 - 02/15/2030	3,111,000	2,877,635
1.63%, 05/15/2026 - 05/15/2031	6,035,600	5,570,733
1.88%, 02/15/2032	3,024,800	2,651,190
2.25%, 11/15/2027	997,500	964,458
2.63%, 01/31/2026 - 02/15/2029	2,770,500	2,724,003
2.75%, 02/15/2028	3,108,000	3,036,735
2.88%, 05/15/2028 - 05/15/2032	7,027,900	6,690,243
3.13%, 11/15/2028	307,000	301,556
3.50%, 01/31/2028	4,388,000	4,374,287
3.63%, 05/31/2028 - 09/30/2031	6,303,000	6,254,222
3.88%, 11/30/2027 - 04/30/2030	8,828,400	8,880,540
4.00%, 01/15/2027 - 02/28/2030	11,218,000	11,304,630
4.13%, 09/30/2027 - 11/15/2032	3,167,200	3,199,779
4.25%, 11/30/2026 - 11/15/2034	7,841,000	7,896,280
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
4.50%, 03/31/2026 - 05/31/2029	$ 6,922,000	$ 7,065,124
4.63%, 04/30/2029 - 02/15/2035	7,862,900	8,142,876
		154,663,475
U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Protected Indexed Bonds
1.75%, 01/15/2028	1,142,152	1,164,586
2.50%, 01/15/2029	4,109,571	4,298,047
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	3,143,178	2,946,569
		8,409,202
Total U.S. Government Obligations (Cost $171,328,567)		163,072,677
CORPORATE DEBT SECURITIES - 11.7%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	1,197,000	899,547
6.53%, 05/01/2034	301,000	323,189
6.86%, 05/01/2054	389,000	415,816
General Electric Co.
4.13%, 10/09/2042	394,000	325,354
4.50%, 03/11/2044	663,000	578,301
5.88%, 01/14/2038	168,000	176,610
HEICO Corp.
5.35%, 08/01/2033	911,000	919,121
		3,637,938
Automobile Components - 0.1%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	553,000	479,850
ZF North America Capital, Inc.
6.88%, 04/23/2032 (B)	478,000	419,251
		899,101
Automobiles - 0.3%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (B)	849,000	835,432
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,497,000	1,479,481
6.95%, 03/06/2026	406,000	409,912
General Motors Co.
6.25%, 10/02/2043	211,000	199,004
General Motors Financial Co., Inc.
5.00%, 04/09/2027	606,000	606,050
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (B)	862,000	794,366
		4,324,245
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 2.2%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	$ 1,000,000	$ 1,014,952
6.03%, 01/17/2035	400,000	415,209
Bank of America Corp.
Fixed until 01/24/2035, 5.51% (C), 01/24/2036	1,791,000	1,813,358
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	2,622,000	2,729,319
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (C), 07/21/2039	302,000	301,946
Barclays PLC
Fixed until 03/12/2054, 6.04% (C), 03/12/2055	200,000	198,422
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	1,291,000	1,305,340
BNP Paribas SA
Fixed until 01/13/2032, 5.79% (C), 01/13/2033 (B)	1,086,000	1,111,264
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (C), 01/13/2031	647,000	659,082
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	388,000	396,711
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	1,243,000	1,076,589
Fixed until 01/28/2055, 5.73% (C), 01/28/2056	681,000	664,558
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (B)	1,099,000	1,253,530
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (C), 04/22/2027	1,211,000	1,177,024
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	2,415,000	2,451,321
Fixed until 01/23/2034, 5.34% (C), 01/23/2035	457,000	460,178
Fixed until 04/22/2034, 5.77% (C), 04/22/2035	357,000	369,634
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (C), 08/11/2033	586,000	574,509
Fixed until 01/05/2034, 5.68% (C), 01/05/2035	933,000	943,183
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (C), 03/13/2032	529,000	549,632
Fixed until 10/30/2028, 7.41% (C), 10/30/2029	376,000	404,048
Morgan Stanley
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	714,000	709,696
Fixed until 04/18/2029, 5.66% (C), 04/18/2030	2,123,000	2,193,113
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (C), 01/22/2035	$ 126,000	$ 128,222
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	879,000	908,473
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	1,432,000	1,400,406
Fixed until 10/30/2028, 7.16% (C), 10/30/2029	337,000	363,540
UBS Group AG
Fixed until 09/06/2044, 5.38% (C), 09/06/2045 (B)	400,000	378,236
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (B)	1,307,000	1,397,159
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	894,000	911,233
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	1,194,000	1,208,620
		29,468,507
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	931,000	784,194
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	420,000	296,619
5.60%, 03/02/2043	532,000	517,876
CSL Finance PLC
4.63%, 04/27/2042 (B)	618,000	542,018
Gilead Sciences, Inc.
5.10%, 06/15/2035	818,000	819,609
Royalty Pharma PLC
2.20%, 09/02/2030	719,000	622,795
		2,798,917
Building Products - 0.2%
Holcim Finance U.S. LLC
4.75%, 09/22/2046 (B)	200,000	165,336
5.40%, 04/07/2035 (B)	559,000	558,296
Owens Corning
4.30%, 07/15/2047	1,086,000	859,258
Vulcan Materials Co.
5.35%, 12/01/2034	640,000	643,953
		2,226,843
Chemicals - 0.1%
Nutrien Ltd.
4.90%, 03/27/2028	565,000	572,777
OCP SA
6.75%, 05/02/2034 (B)	482,000	486,376
		1,059,153
Commercial Services & Supplies - 0.5%
ADT Security Corp.
4.13%, 08/01/2029 (B)	793,000	748,035
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Ashtead Capital, Inc.
5.55%, 05/30/2033 (B)	$ 428,000	$ 422,800
5.80%, 04/15/2034 (B)	200,000	200,071
Element Fleet Management Corp.
6.32%, 12/04/2028 (B)	1,043,000	1,095,920
Equifax, Inc.
5.10%, 12/15/2027	674,000	682,095
GXO Logistics, Inc.
2.65%, 07/15/2031	1,410,000	1,189,508
6.50%, 05/06/2034	452,000	451,123
Quanta Services, Inc.
2.90%, 10/01/2030	842,000	760,906
5.25%, 08/09/2034	49,000	48,270
Veralto Corp.
5.45%, 09/18/2033	583,000	593,798
		6,192,526
Communications Equipment - 0.3%
America Movil SAB de CV
4.38%, 07/16/2042	300,000	252,062
T-Mobile USA, Inc.
3.50%, 04/15/2031	664,000	616,769
3.88%, 04/15/2030	549,000	528,766
5.15%, 04/15/2034	1,074,000	1,072,621
Verizon Communications, Inc.
1.68%, 10/30/2030	1,005,000	861,219
2.99%, 10/30/2056	1,326,000	789,105
		4,120,542
Construction & Engineering - 0.1%
D.R. Horton, Inc.
5.00%, 10/15/2034	806,000	783,226
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (B)	566,000	567,868
		1,351,094
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	1,030,000	854,887
Lowe's Cos., Inc.
3.75%, 04/01/2032	1,194,000	1,111,173
		1,966,060
Distributors - 0.0% *
LKQ Corp.
6.25%, 06/15/2033	514,000	531,650
Diversified REITs - 0.4%
American Tower Trust #1
3.65%, 03/15/2048 (B)	508,000	495,964
Safehold GL Holdings LLC
6.10%, 04/01/2034	773,000	777,843
SBA Tower Trust
1.63%, 05/15/2051 (B)	1,011,000	962,185
1.88%, 07/15/2050 (B)	746,000	730,118
VICI Properties LP
4.95%, 02/15/2030	1,283,000	1,273,790
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
Weyerhaeuser Co.
4.00%, 04/15/2030	$ 883,000	$ 853,862
WP Carey, Inc.
5.38%, 06/30/2034	656,000	642,284
		5,736,046
Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	437,000	436,174
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (B)	920,810	914,594
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	105,000	108,104
CMS Energy Corp.
4.88%, 03/01/2044	123,000	108,277
DTE Electric Co.
4.30%, 07/01/2044	1,263,000	1,049,640
Duke Energy Corp.
3.75%, 09/01/2046	1,296,000	936,531
Duke Energy Progress LLC
3.60%, 09/15/2047	1,094,000	793,802
NRG Energy, Inc.
6.00%, 02/01/2033 (B)	163,000	161,044
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	61,000	58,065
Pacific Gas & Electric Co.
2.50%, 02/01/2031	913,000	786,761
Public Service Electric & Gas Co.
3.00%, 05/15/2025	403,000	402,673
Vistra Operations Co. LLC
6.88%, 04/15/2032 (B)	476,000	492,088
		6,247,753
Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
5.88%, 04/10/2034	436,000	437,721
Keysight Technologies, Inc.
4.60%, 04/06/2027	579,000	579,703
4.95%, 10/15/2034	545,000	529,194
Sensata Technologies, Inc.
4.38%, 02/15/2030 (B)	403,000	371,869
Tyco Electronics Group SA
5.00%, 05/09/2035 (D)	1,055,000	1,041,121
		2,959,608
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	966,000	951,729
Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,120,000	1,114,665
4.95%, 09/10/2034	600,000	573,849
American Express Co.
Fixed until 04/25/2029, 5.53% (C), 04/25/2030	776,000	801,702
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Aviation Capital Group LLC
1.95%, 01/30/2026 (B)	$ 986,000	$ 963,492
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (B)	415,000	415,484
5.75%, 11/15/2029 (B)	1,301,000	1,315,007
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	222,000	218,776
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	1,349,000	1,407,068
Citadel LP
6.00%, 01/23/2030 (B)	219,000	222,562
LPL Holdings, Inc.
5.70%, 05/20/2027	393,000	400,335
		7,432,940
Food Products - 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.25%, 03/15/2033 (B)	132,000	133,903
BAT Capital Corp.
6.00%, 02/20/2034	925,000	965,929
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	1,104,000	1,068,609
Cargill, Inc.
5.13%, 02/11/2035 (B)	781,000	782,928
J.M. Smucker Co.
6.50%, 11/15/2043	475,000	503,072
Kroger Co.
5.00%, 09/15/2034	483,000	472,520
Philip Morris International, Inc.
4.90%, 11/01/2034	1,217,000	1,197,278
5.63%, 11/17/2029	649,000	679,872
Sysco Corp.
5.40%, 03/23/2035	549,000	548,383
Viterra Finance BV
4.90%, 04/21/2027 (B)	878,000	882,017
		7,234,511
Gas Utilities - 0.1%
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (B)	1,285,000	1,319,448
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
5.75%, 12/06/2052 (B)	459,000	445,762
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	577,000	580,485
5.86%, 03/15/2030	412,000	431,297
		1,457,544
Health Care Providers & Services - 0.4%
Centene Corp.
3.38%, 02/15/2030	704,000	641,665
Cigna Group
2.40%, 03/15/2030	601,000	543,542
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Elevance Health, Inc.
2.25%, 05/15/2030	$ 577,000	$ 516,818
HCA, Inc.
5.60%, 04/01/2034	922,000	925,525
6.00%, 04/01/2054	610,000	580,941
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (B)	413,000	398,042
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	426,000	396,188
4.80%, 10/01/2034	1,095,000	1,052,051
UnitedHealth Group, Inc.
5.20%, 04/15/2063	618,000	546,064
		5,600,836
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
6.13%, 02/15/2033 (B)	617,000	611,696
Hyatt Hotels Corp.
5.25%, 06/30/2029	611,000	612,219
MGM Resorts International
6.13%, 09/15/2029	778,000	774,743
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	539,000	405,655
		2,404,313
Insurance - 0.7%
Allstate Corp.
5.05%, 06/24/2029	1,297,000	1,322,695
5.25%, 03/30/2033	471,000	475,808
Aon North America, Inc.
5.75%, 03/01/2054	780,000	755,290
Constellation Insurance, Inc.
6.80%, 01/24/2030 (B)	1,642,000	1,597,751
Corebridge Financial, Inc.
5.75%, 01/15/2034	537,000	547,790
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (B)	382,000	387,185
Markel Group, Inc.
5.00%, 05/20/2049	139,000	120,294
6.00%, 05/16/2054	542,000	538,008
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (B)	600,000	606,189
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	943,000	841,843
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	435,000	446,184
RGA Global Funding
5.05%, 12/06/2031 (B)	1,257,000	1,248,628
		8,887,665
Internet & Catalog Retail - 0.2%
Expedia Group, Inc.
5.40%, 02/15/2035	1,066,000	1,047,217
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
Meta Platforms, Inc.
4.80%, 05/15/2030	$ 768,000	$ 790,588
Uber Technologies, Inc.
4.80%, 09/15/2034	501,000	485,389
		2,323,194
IT Services - 0.1%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	140,000	129,700
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	955,000	899,526
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	957,000	922,283
		1,951,509
Machinery - 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,308,000	1,201,808
Ingersoll Rand, Inc.
5.45%, 06/15/2034	588,000	591,715
		1,793,523
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	451,000	336,152
Comcast Corp.
2.94%, 11/01/2056	767,000	446,840
NBCUniversal Media LLC
4.45%, 01/15/2043	364,000	309,186
		1,092,178
Metals & Mining - 0.2%
Anglo American Capital PLC
4.50%, 03/15/2028 (B)	1,293,000	1,291,573
ArcelorMittal SA
6.55%, 11/29/2027	1,015,000	1,055,182
Glencore Funding LLC
2.63%, 09/23/2031 (B)	879,000	762,131
		3,108,886
Mortgage Real Estate Investment Trusts - 0.0% *
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (B)	353,000	348,766
Office REITs - 0.0% *
COPT Defense Properties LP
2.00%, 01/15/2029 (E)	129,000	115,307
2.25%, 03/15/2026	251,000	244,859
		360,166
Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines LP
3.40%, 02/15/2031	504,000	457,606
Chevron USA, Inc.
3.25%, 10/15/2029	523,000	501,923
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,025,000	1,001,722
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA
7.75%, 02/01/2032	$ 711,000	$ 677,697
Enbridge, Inc.
5.63%, 04/05/2034	851,000	858,429
Energy Transfer LP
5.15%, 02/01/2043	602,000	514,219
5.55%, 02/15/2028	356,000	364,768
5.95%, 10/01/2043	399,000	370,738
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,617,000	1,286,245
EQT Corp.
6.38%, 04/01/2029 (B)	253,000	259,268
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (B)	446,000	448,346
Hess Midstream Operations LP
6.50%, 06/01/2029 (B)	430,000	436,804
Occidental Petroleum Corp.
5.20%, 08/01/2029	546,000	537,799
ONEOK, Inc.
6.10%, 11/15/2032	1,033,000	1,071,361
Ovintiv, Inc.
6.25%, 07/15/2033	687,000	675,509
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	353,659
6.84%, 01/23/2030	892,000	793,700
6.88%, 08/04/2026	340,000	335,700
7.69%, 01/23/2050	95,000	69,662
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	747,000	705,681
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	719,000	713,401
Shell Finance U.S., Inc.
3.75%, 09/12/2046	281,000	212,632
Shell International Finance BV
2.50%, 09/12/2026	571,000	559,134
Western Midstream Operating LP
6.15%, 04/01/2033	727,000	733,938
Williams Cos., Inc.
5.40%, 03/04/2044	77,000	70,509
		14,010,450
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	388,756	370,921
United Airlines Pass-Through Trust
3.75%, 03/03/2028	392,361	385,919
		756,840
Personal Care Products - 0.1%
Kenvue, Inc.
5.00%, 03/22/2030	1,126,000	1,159,509
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (B)	716,000	701,625
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	$ 294,000	$ 282,872
Cardinal Health, Inc.
5.45%, 02/15/2034	606,000	611,387
CVS Health Corp.
5.25%, 01/30/2031	380,000	384,765
6.00%, 06/01/2044	699,000	676,773
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	999,000	1,010,217
Merck & Co., Inc.
5.00%, 05/17/2053	332,000	302,337
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	614,000	575,407
Viatris, Inc.
2.30%, 06/22/2027	489,000	460,709
		5,006,092
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	747,000	743,686
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	992,000	943,588
Broadcom, Inc.
3.14%, 11/15/2035 (B)	943,000	779,898
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	987,000	989,396
5.90%, 01/25/2033 (B)	998,000	1,016,274
KLA Corp.
3.30%, 03/01/2050	585,000	397,593
Microchip Technology, Inc.
5.05%, 03/15/2029	873,000	873,520
Micron Technology, Inc.
5.30%, 01/15/2031	911,000	913,484
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	401,000	248,632
3.40%, 05/01/2030	656,000	607,430
QUALCOMM, Inc.
3.25%, 05/20/2050	390,000	263,278
		7,033,093
Software - 0.4%
AppLovin Corp.
5.50%, 12/01/2034	771,000	769,145
Cadence Design Systems, Inc.
4.70%, 09/10/2034	469,000	458,713
Fiserv, Inc.
5.45%, 03/02/2028	587,000	600,587
Infor LLC
1.75%, 07/15/2025 (B)	870,000	863,715
Intuit, Inc.
5.50%, 09/15/2053	273,000	267,328
Oracle Corp.
3.65%, 03/25/2041	482,000	368,428
6.90%, 11/09/2052	761,000	822,025
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Roper Technologies, Inc.
4.90%, 10/15/2034	$ 679,000	$ 658,829
Synopsys, Inc.
5.15%, 04/01/2035	511,000	511,411
5.70%, 04/01/2055	364,000	352,457
		5,672,638
Transportation Infrastructure - 0.0% *
United Parcel Service, Inc.
5.15%, 05/22/2034	489,000	494,903
Total Corporate Debt Securities (Cost $160,458,072)		155,448,596
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.1%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	70,365	71,410
5.50%, 06/01/2041 - 07/01/2053	3,123,278	3,120,104
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	2,547,000	2,218,972
3.01%, 07/25/2025	1,800,241	1,792,297
3.19%, 07/25/2027	700,000	686,944
Federal National Mortgage Association
3.50%, 07/01/2028 - 11/01/2028	51,144	50,617
4.00%, 04/01/2026 - 06/01/2042	25,106	24,203
4.50%, 07/01/2025 - 08/01/2052	1,821,789	1,742,177
5.00%, 04/01/2039 - 02/01/2054	9,002,308	8,830,296
5.50%, 10/01/2036 - 03/01/2053	2,131,848	2,138,504
6.00%, 08/01/2036 - 06/01/2054	3,012,500	3,067,863
6.50%, 05/01/2040	37,404	39,021
1-Year RFUCC Treasury + 1.52%,
6.46% (C), 02/01/2043	13,395	13,664
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (C), 02/16/2053	182,672	2,765
Tennessee Valley Authority
4.38%, 08/01/2034 (E)	864,000	860,703
5.88%, 04/01/2036	774,000	856,468
Uniform Mortgage-Backed Security, TBA
2.00%, 05/01/2039 - 05/01/2055 (D)	10,472,000	8,600,124
2.50%, 05/01/2039 - 05/01/2054 (D)	27,275,000	22,768,069
3.00%, 03/01/2037 - 02/01/2052 (D)	19,970,000	17,405,978
3.50%, 05/01/2039 - 03/01/2052 (D)	10,428,000	9,548,562
4.00%, 06/01/2052 (D)	10,780,000	10,021,868
4.50%, 05/01/2055 (D)	10,697,000	10,209,374
5.00%, 05/01/2054 (D)	7,245,000	7,080,660
5.50%, 05/01/2054 (D)	14,960,000	14,908,571
6.00%, 05/01/2054 (D)	8,153,000	8,262,527
Total U.S. Government Agency Obligations (Cost $135,524,829)		134,321,741
MORTGAGE-BACKED SECURITIES - 2.1%
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (C), 01/25/2070 (B)	1,079,161	1,082,839
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 06/05/2030 (B)	$ 295,596	$ 284,038
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (B)	587,119	591,415
Series 2024-NQM7, Class A1, 5.55% (C), 10/27/2064 (B)	1,989,525	1,992,931
CIM Trust
Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (B)	1,238,126	1,094,493
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (B)	77,478	75,905
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (B)	621,783	625,544
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (B)	1,155,162	974,349
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (B)	1,629,517	1,466,854
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.65% (C), 01/13/2040 (B)	1,600,000	1,641,959
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (C), 04/25/2058 (B)	35,823	35,204
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (C), 12/25/2052 (B)	61,000	58,207
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (C), 01/25/2054 (B)	30,017	29,087
Series 2014-2A, Class A3, 3.75% (C), 05/25/2054 (B)	75,339	71,554
Series 2014-3A, Class AFX3, 3.75% (C), 11/25/2054 (B)	57,657	55,578
Series 2015-2A, Class A1, 3.75% (C), 08/25/2055 (B)	123,961	120,087
Series 2016-2A, Class A1, 3.75% (C), 11/26/2035 (B)	82,320	79,560
Series 2016-3A, Class A1B, 3.25% (C), 09/25/2056 (B)	91,481	86,344
Series 2016-4A, Class A1, 3.75% (C), 11/25/2056 (B)	108,756	104,008
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (B)	248,171	240,848
Series 2017-2A, Class A3, 4.00% (C), 03/25/2057 (B)	563,188	548,136
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (B)	354,451	342,943
Series 2017-4A, Class A1, 4.00% (C), 05/25/2057 (B)	270,507	260,313
Series 2018-1A, Class A1A, 4.00% (C), 12/25/2057 (B)	131,014	127,566
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (B)	187,849	181,980
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (B)	$ 670,522	$ 626,511
Series 2019-5A, Class A1B, 3.50% (C), 08/25/2059 (B)	574,269	544,424
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (B)	531,306	533,393
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (B)	765,782	770,141
Series 2024-NQM5, Class A1, 5.99% (C), 01/25/2064 (B)	820,702	824,773
Series 2024-NQM6, Class A1, 6.45% (C), 02/25/2064 (B)	760,085	767,929
Series 2024-NQM7, Class A1, 6.24% (C), 03/25/2064 (B)	1,212,955	1,223,184
Series 2025-NQM2, Class A1, 5.60% (C), 11/25/2064 (B)	1,171,141	1,174,447
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (C), 06/25/2057 (B)	228,645	222,517
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (B)	110,610	108,230
Series 2018-1, Class A1, 3.00% (C), 01/25/2058 (B)	110,394	108,772
Series 2018-3, Class A1, 3.75% (C), 05/25/2058 (B)	401,241	392,752
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (B)	1,013,653	955,338
Series 2019-1, Class A1, 3.75% (C), 03/25/2058 (B)	1,296,646	1,259,875
Series 2019-4, Class A1, 2.90% (C), 10/25/2059 (B)	977,661	934,993
Series 2020-4, Class A1, 1.75%, 10/25/2060 (B)	1,692,327	1,535,994
Series 2021-1, Class A1, 2.25% (C), 11/25/2061 (B)	1,430,843	1,328,604
Series 2022-4, Class A1, 3.75%, 09/25/2062 (B)	664,022	630,091
Series 2023-1, Class A1, 3.75%, 01/25/2063 (B)	1,744,649	1,675,664
Total Mortgage-Backed Securities (Cost $28,747,316)		27,789,374
ASSET-BACKED SECURITIES - 1.7%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (B)	75,042	75,354
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (B)	130,724	121,225
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (B)	650,000	639,271
Series 2024-1A, Class A, 5.36%, 06/20/2030 (B)	930,000	948,900
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (B)	613,456	624,625
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	$ 990,000	$ 1,003,074
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 5.53% (C), 10/18/2030 (B)	1,259,445	1,259,544
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	1,200,000	1,207,525
Series 2023-2, Class A, 5.77%, 09/15/2029	1,005,000	1,022,827
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (B)	638,531	506,773
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (B)	743,326	581,526
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (B)	968,248	769,017
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (B)	890,000	904,972
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (B)	425,229	434,030
Series 2024-1B, Class A, 5.75%, 09/15/2039 (B)	307,455	314,546
Series 2024-2A, Class A, 5.50%, 03/25/2038 (B)	241,751	246,611
Series 2024-3A, Class A, 4.98%, 08/27/2040 (B)	2,549,784	2,571,235
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (B)	1,056,135	1,068,345
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.73% (C), 10/20/2034 (B)	1,600,000	1,593,901
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (B)	110,840	109,628
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (B)	526,083	477,763
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (B)	207,375	197,562
Series 2023-1A, Class A, 4.93%, 10/20/2040 (B)	437,474	439,893
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (B)	39,052	39,002
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (B)	1,150,000	1,169,037
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (B)	73,937	73,546
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2021-1A, Class A, 0.99%, 11/20/2037 (B)	$ 225,213	$ 220,055
Series 2023-1A, Class A, 5.20%, 01/20/2040 (B)	529,947	533,719
Series 2023-2A, Class A, 5.80%, 04/20/2040 (B)	551,090	562,989
Series 2023-3A, Class A, 6.10%, 09/20/2040 (B)	659,716	679,857
Series 2024-1A, Class A, 5.15%, 01/20/2043 (B)	617,097	624,109
Series 2025-1A, Class A, 4.81%, 01/21/2042 (B)	1,312,680	1,321,074
Total Asset-Backed Securities (Cost $22,684,268)		22,341,535
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Colombia - 0.0% *
Colombia Government International Bonds
3.13%, 04/15/2031	455,000	365,771
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (B)	1,125,000	1,103,175
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,126,000	1,097,230
Panama - 0.0% *
Panama Government International Bonds
3.88%, 03/17/2028	315,000	300,843
Peru - 0.0% *
Corp. Financiera de Desarrollo SA
5.50%, 05/06/2030 (B)(D)	533,000	534,302
Total Foreign Government Obligations (Cost $3,446,061)		3,401,321
COMMERCIAL PAPER - 7.3%
Automobiles - 0.3%
Toyota Motor Credit Corp.
4.54% (F), 07/07/2025	4,000,000	3,967,174
Banks - 1.4%
DNB Bank ASA
4.44% (F), 07/29/2025 (B)	4,500,000	4,451,262
Macquarie Bank Ltd.
4.43% (F), 09/10/2025 (B)	4,250,000	4,181,639
Sheffield Receivables Co. LLC
4.47% (F), 06/11/2025 (B)	4,150,000	4,128,706
Swedbank AB
4.40% (F), 09/02/2025 (B)	5,500,000	5,417,994
		18,179,601
Capital Markets - 0.4%
Lexington Parker Capital Co. LLC
4.50% (F), 05/21/2025 (B)	5,725,000	5,710,399
	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Telecommunication Services - 0.2%
Cisco Systems, Inc.
4.44% (F), 08/01/2025 (B)	$ 2,500,000	$ 2,472,297
Electrical Equipment - 0.4%
Emerson Electric Co.
4.43% (F), 08/19/2025 (B)	5,000,000	4,933,731
Financial Services - 4.6%
Anglesea Funding LLC
4.56% (F), 07/18/2025 (B)	4,500,000	4,456,363
Britannia Funding Co. LLC
4.49% (F), 06/04/2025 (B)	6,000,000	5,974,430
Columbia Funding Co. LLC
4.56% (F), 07/14/2025 (B)	5,000,000	4,954,114
Concord Minutemen Capital Co. LLC
4.58% (F), 07/21/2025 (B)	4,800,000	4,751,296
GTA Funding LLC
4.52% (F), 07/30/2025 (B)	5,000,000	4,944,148
Liberty Street Funding LLC
4.43% (F), 09/02/2025 (B)	5,500,000	5,416,704
LMA-Americas LLC
4.47% (F), 06/16/2025 (B)	4,389,000	4,363,738
4.57% (F), 07/11/2025 (B)	2,300,000	2,279,742
Mainbeach Funding LLC
4.50% (F), 08/27/2025 (B)	1,750,000	1,724,542
4.55% (F), 08/04/2025 (B)	4,000,000	3,952,811
Manhattan Asset Funding Co. LLC
4.44% (F), 06/17/2025 (B)	1,113,000	1,106,473
Mont Blanc Capital Corp.
4.46% (F), 08/15/2025 (B)	5,710,000	5,635,444
Starbird Funding Corp.
4.50% (F), 08/04/2025 (B)	3,000,000	2,964,768
Versailles Commercial Paper LLC
4.67% (F), 06/06/2025	4,550,000	4,529,495
Victory Receivables Corp.
4.46% (F), 05/30/2025 (B)	4,250,000	4,234,417
		61,288,485
Total Commercial Paper (Cost $96,571,586)		96,551,687
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.3%
U.S. Treasury Bills
4.16% (F), 10/09/2025	4,250,000	4,172,673
4.18% (F), 10/09/2025	4,750,000	4,663,575
4.19% (F), 10/16/2025	9,098,000	8,925,639
Total Short-Term U.S. Government Obligations (Cost $17,763,885)		17,761,887
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (F)	1,006,440	$ 1,006,440
Total Other Investment Company (Cost $1,006,440)		1,006,440

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 1.80% (F), dated 04/30/2025, to be repurchased at $17,698,411 on 05/01/2025. Collateralized by U.S. Government Obligations, 0.63% - 3.13%, due 05/15/2030 - 05/15/2048, and with a total value of $18,051,625.	$ 17,697,526	17,697,526
Total Repurchase Agreement (Cost $17,697,526)		17,697,526
Total Investments (Cost $1,098,439,075)		1,440,189,915
Net Other Assets (Liabilities) - (8.3)%		(110,260,293)
Net Assets - 100.0%		$ 1,329,929,622
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	31	06/20/2025	$7,983,879	$8,659,850	$675,971	$—
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$800,797,131	$—	$—	$800,797,131
U.S. Government Obligations	—	163,072,677	—	163,072,677
Corporate Debt Securities	—	155,448,596	—	155,448,596
U.S. Government Agency Obligations	—	134,321,741	—	134,321,741
Mortgage-Backed Securities	—	27,789,374	—	27,789,374
Asset-Backed Securities	—	22,341,535	—	22,341,535
Foreign Government Obligations	—	3,401,321	—	3,401,321
Commercial Paper	—	96,551,687	—	96,551,687
Short-Term U.S. Government Obligations	—	17,761,887	—	17,761,887
Other Investment Company	1,006,440	—	—	1,006,440
Repurchase Agreement	—	17,697,526	—	17,697,526
Total Investments	$801,803,571	$638,386,344	$—	$1,440,189,915
Other Financial Instruments
Futures Contracts (H)	$675,971	$—	$—	$675,971
Total Other Financial Instruments	$675,971	$—	$—	$675,971
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $172,728,304, representing 13.0% of the
Fund's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $986,130, collateralized by cash collateral of $1,006,440. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at April 30, 2025.
(G)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $1,080,741,549) (including securities loaned of $986,130)	$1,422,492,389
Repurchase agreement, at value (cost $17,697,526)	17,697,526
Cash collateral pledged at broker for:
TBA commitments	651,343
Futures contracts	860,000
Receivables and other assets:
Investments sold	3,965,165
When-issued, delayed-delivery, forward and TBA commitments sold	13,962,205
Net income from securities lending	268
Shares of beneficial interest sold	1,268,208
Dividends	354,290
Interest	3,845,976
Variation margin receivable on futures contracts	5,372
Prepaid expenses	18,915
Total assets	1,465,121,657
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,006,440
Payables and other liabilities:
Investments purchased	6,024,718
When-issued, delayed-delivery, forward and TBA commitments purchased	125,309,644
Shares of beneficial interest redeemed	1,537,882
Due to custodian	178,002
Investment management fees	630,537
Distribution and service fees	264,610
Transfer agent fees	70,222
Trustee and CCO fees	4,561
Audit and tax fees	23,095
Custody fees	83,434
Legal fees	15,115
Printing and shareholder reports fees	21,564
Other accrued expenses	22,211
Total liabilities	135,192,035
Net assets	$1,329,929,622
Net assets consist of:
Paid-in capital	$967,637,633
Total distributable earnings (accumulated losses)	362,291,989
Net assets	$1,329,929,622
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2025
(unaudited)
Net assets by class:
Class A	$739,262,617
Class C	142,924,098
Class I	424,457,039
Class R	2,298,753
Class R6	20,987,115
Shares outstanding (unlimited shares, no par value):
Class A	22,432,783
Class C	4,456,950
Class I	12,795,798
Class R	69,763
Class R6	632,460
Net asset value per share: (A)
Class A	$32.95
Class C	32.07
Class I	33.17
Class R	32.95
Class R6	33.18
Maximum offering price per share: (B)
Class A	$34.87

(A)
Net asset value per share for Class C, I, R and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$5,293,167
Interest income	12,039,479
Net income from securities lending	4,925
Withholding taxes on foreign income	(7,899)
Total investment income	17,329,672
Expenses:
Investment management fees	3,987,871
Distribution and service fees:
Class A	930,465
Class C	758,532
Class R	5,445
Transfer agent fees:
Class A	243,347
Class C	52,925
Class I	221,962
Class R	1,970
Class R6	1,051
Trustee and CCO fees	27,358
Audit and tax fees	24,590
Custody fees	64,206
Legal fees	41,843
Printing and shareholder reports fees	53,392
Registration fees	55,902
Other	44,780
Total expenses before waiver and/or reimbursement and recapture	6,515,639
Expenses waived and/or reimbursed:
Class R	(1,153)
Recapture of previously waived and/or reimbursed fees:
Class R	2
Net expenses	6,514,488
Net investment income (loss)	10,815,184
Net realized gain (loss) on:
Investments	22,242,665
Futures contracts	(1,110,268)
Net realized gain (loss)	21,132,397
Net change in unrealized appreciation (depreciation) on:
Investments	(50,424,144)
Futures contracts	697,436
Net change in unrealized appreciation (depreciation)	(49,726,708)
Net realized and change in unrealized gain (loss)	(28,594,311)
Net increase (decrease) in net assets resulting from operations	$(17,779,127)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$10,815,184	$19,643,058
Net realized gain (loss)	21,132,397	83,571,200
Net change in unrealized appreciation (depreciation)	(49,726,708)	174,146,040
Net increase (decrease) in net assets resulting from operations	(17,779,127)	277,360,298
Dividends and/or distributions to shareholders:
Class A	(50,818,909)	(27,403,348)
Class C	(9,966,090)	(5,402,260)
Class I	(28,991,147)	(15,210,615)
Class R	(140,266)	(54,467)
Class R6	(2,279,721)	(1,443,516)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(92,196,133)	(49,514,206)
Capital share transactions:
Proceeds from shares sold:
Class A	300,799,452	51,685,125
Class C	12,298,702	21,400,133
Class I	61,789,046	122,584,361
Class R	789,610	1,069,985
Class R6	3,113,362	6,314,052
	378,790,172	203,053,656
Dividends and/or distributions reinvested:
Class A	49,692,702	26,800,651
Class C	9,646,498	5,206,284
Class I	26,340,507	13,757,601
Class R	140,266	54,430
Class R6	2,098,713	1,353,229
	87,918,686	47,172,195
Cost of shares redeemed:
Class A	(279,778,719)	(92,768,299)
Class C	(12,612,026)	(23,127,450)
Class I	(48,904,941)	(73,029,863)
Class R	(368,000)	(279,070)
Class R6	(18,153,756)	(5,512,387)
	(359,817,442)	(194,717,069)
Automatic conversions:
Class A	9,539,555	19,529,728
Class C	(9,539,555)	(19,529,728)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	106,891,416	55,508,782
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	1,868 (A)
Class C	—	194 (A)
	—	2,062
Net increase (decrease) in net assets	(3,083,844)	283,356,936
Net assets:
Beginning of period/year	1,333,013,466	1,049,656,530
End of period/year	$1,329,929,622	$1,333,013,466
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	8,347,712	1,521,934
Class C	366,576	646,683
Class I	1,770,177	3,638,890
Class R	22,514	32,204
Class R6	88,166	188,310
	10,595,145	6,028,021
Shares reinvested:
Class A	1,456,684	819,840
Class C	290,219	164,789
Class I	767,579	416,707
Class R	4,111	1,662
Class R6	61,099	41,022
	2,579,692	1,444,020
Shares redeemed:
Class A	(7,804,694)	(2,759,719)
Class C	(378,133)	(709,183)
Class I	(1,417,853)	(2,163,342)
Class R	(10,599)	(8,176)
Class R6	(524,815)	(162,781)
	(10,136,094)	(5,803,201)
Automatic conversions:
Class A	279,517	573,229
Class C	(287,194)	(588,135)
	(7,677)	(14,906)
Net increase (decrease) in shares outstanding:
Class A	2,279,219	155,284
Class C	(8,532)	(485,846)
Class I	1,119,903	1,892,255
Class R	16,026	25,690
Class R6	(375,550)	66,551
	3,031,066	1,653,934

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$35.72	$29.45	$28.49	$36.04	$30.23	$28.66
Investment operations:
Net investment income (loss) (A)	0.27	0.54	0.45	0.29	0.22	0.28
Net realized and unrealized gain (loss)	(0.65)	7.10	1.52	(5.41)	7.06	2.44
Total investment operations	(0.38)	7.64	1.97	(5.12)	7.28	2.72
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.27)	(0.54)	(0.45)	(0.27)	(0.22)	(0.30)
Net realized gains	(2.12)	(0.83)	(0.56)	(2.16)	(1.25)	(0.85)
Total dividends and/or distributions to shareholders	(2.39)	(1.37)	(1.01)	(2.43)	(1.47)	(1.15)
Net asset value, end of period/year	$32.95	$35.72	$29.45	$28.49	$36.04	$30.23
Total return (E)	(1.27)%(F)	26.46%(C)	7.02%	(15.21)%(D)	24.80%	9.76%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$739,263	$719,818	$588,884	$578,116	$725,936	$572,827
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95%(G)	0.96%	0.98%	0.96%	0.94%	1.01%
Including waiver and/or reimbursement and recapture	0.95%(G)	0.96%	0.98%(H)	0.96%(H)	0.94%	1.01%
Net investment income (loss) to average net assets	1.61%(G)	1.61%	1.51%	0.90%	0.65%	0.98%
Portfolio turnover rate	26%(F)	41%	33%	34%	40%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$34.81	$28.74	$27.82	$35.25	$29.62	$28.11
Investment operations:
Net investment income (loss) (A)	0.14	0.28	0.22	0.04	(0.03)	0.06
Net realized and unrealized gain (loss)	(0.62)	6.92	1.48	(5.27)	6.92	2.39
Total investment operations	(0.48)	7.20	1.70	(5.23)	6.89	2.45
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.30)	(0.22)	(0.04)	(0.01)	(0.09)
Net realized gains	(2.12)	(0.83)	(0.56)	(2.16)	(1.25)	(0.85)
Total dividends and/or distributions to shareholders	(2.26)	(1.13)	(0.78)	(2.20)	(1.26)	(0.94)
Net asset value, end of period/year	$32.07	$34.81	$28.74	$27.82	$35.25	$29.62
Total return (E)	(1.60)%(F)	25.49%(C)	6.21%	(15.84)%(D)	23.88%	8.89%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$142,924	$155,455	$142,279	$168,320	$236,477	$216,561
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.70%(G)	1.71%	1.73%	1.71%	1.69%	1.76%
Including waiver and/or reimbursement and recapture	1.70%(G)	1.71%	1.73%(H)	1.71%(H)	1.69%	1.76%
Net investment income (loss) to average net assets	0.86%(G)	0.86%	0.75%	0.14%	(0.10)%	0.22%
Portfolio turnover rate	26%(F)	41%	33%	34%	40%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$35.94	$29.62	$28.65	$36.24	$30.39	$28.81
Investment operations:
Net investment income (loss) (A)	0.31	0.62	0.52	0.36	0.29	0.35
Net realized and unrealized gain (loss)	(0.66)	7.15	1.52	(5.45)	7.10	2.45
Total investment operations	(0.35)	7.77	2.04	(5.09)	7.39	2.80
Contributions from affiliate	—	—	—	0.04 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.30)	(0.62)	(0.51)	(0.38)	(0.29)	(0.37)
Net realized gains	(2.12)	(0.83)	(0.56)	(2.16)	(1.25)	(0.85)
Total dividends and/or distributions to shareholders	(2.42)	(1.45)	(1.07)	(2.54)	(1.54)	(1.22)
Net asset value, end of period/year	$33.17	$35.94	$29.62	$28.65	$36.24	$30.39
Total return	(1.16)%(C)	26.74%	7.25%	(14.93)%(B)	25.06%	9.99%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$424,457	$419,585	$289,776	$325,378	$401,468	$296,123
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74%(D)	0.74%	0.76%	0.74%	0.73%	0.79%
Including waiver and/or reimbursement and recapture	0.74%(D)	0.74%	0.76%	0.74%	0.73%	0.79%
Net investment income (loss) to average net assets	1.82%(D)	1.82%	1.73%	1.12%	0.85%	1.18%
Portfolio turnover rate	26%(C)	41%	33%	34%	40%	53%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.11%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$35.71	$29.46	$28.53	$32.40
Investment operations:
Net investment income (loss) (B)	0.23	0.46	0.40	0.16
Net realized and unrealized gain (loss)	(0.65)	7.10	1.52	(3.88)
Total investment operations	(0.42)	7.56	1.92	(3.72)
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.48)	(0.43)	(0.15)
Net realized gains	(2.12)	(0.83)	(0.56)	—
Total dividends and/or distributions to shareholders	(2.34)	(1.31)	(0.99)	(0.15)
Net asset value, end of period/year	$32.95	$35.71	$29.46	$28.53
Total return	(1.37)%(C)	26.15%	6.83%	(11.47)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,299	$1,919	$826	$113
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.32%(D)	1.30%	1.16%	1.29%(D)
Including waiver and/or reimbursement and recapture	1.21%(D)	1.20%	1.16%(E)	1.03%(D)
Net investment income (loss) to average net assets	1.35%(D)	1.36%	1.34%	0.81%(D)
Portfolio turnover rate	26%(C)	41%	33%	34%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$35.95	$29.63	$28.66	$36.25	$30.39	$28.81
Investment operations:
Net investment income (loss) (A)	0.34	0.65	0.55	0.39	0.32	0.37
Net realized and unrealized gain (loss)	(0.67)	7.15	1.52	(5.45)	7.12	2.46
Total investment operations	(0.33)	7.80	2.07	(5.06)	7.44	2.83
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.65)	(0.54)	(0.37)	(0.33)	(0.40)
Net realized gains	(2.12)	(0.83)	(0.56)	(2.16)	(1.25)	(0.85)
Total dividends and/or distributions to shareholders	(2.44)	(1.48)	(1.10)	(2.53)	(1.58)	(1.25)
Net asset value, end of period/year	$33.18	$35.95	$29.63	$28.66	$36.25	$30.39
Total return	(1.11)%(B)	26.85%	7.35%	(14.96)%	25.22%	10.11%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,987	$36,236	$27,892	$23,982	$30,794	$17,595
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64%(C)	0.65%	0.66%	0.64%	0.63%	0.69%
Including waiver and/or reimbursement and recapture	0.64%(C)	0.65%	0.66%	0.64%	0.63%	0.69%
Net investment income (loss) to average net assets	1.93%(C)	1.92%	1.83%	1.22%	0.95%	1.28%
Portfolio turnover rate	26%(B)	41%	33%	34%	40%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Multi-Managed Balanced (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $3,737.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income,
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$118,902	$—	$—	$—	$118,902
U.S. Government Agency Obligations	887,538	—	—	—	887,538
Total Securities Lending Transactions	$1,006,440	$—	$—	$—	$1,006,440
Total Borrowings	$1,006,440	$—	$—	$—	$1,006,440
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2025 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$675,971	$—	$—	$675,971
Total	$—	$—	$675,971	$—	$—	$675,971

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(1,110,268)	$—	$—	$(1,110,268)
Total	$—	$—	$(1,110,268)	$—	$—	$(1,110,268)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$697,436	$—	$—	$697,436
Total	$—	$—	$697,436	$—	$—	$697,436
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2025.
Futures contracts:
Average notional value of contracts — long	$12,006,865
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Fund’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$14,895,212	1.12%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.61%
Over $500 million up to $1 billion	0.59
Over $1 billion up to $1.5 billion	0.56
Over $1.5 billion up to $2 billion	0.55
Over $2 billion up to $5 billion	0.52
Over $5 billion	0.50
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.02%	March 1, 2026
Class C	1.78	March 1, 2026
Class I	0.79	March 1, 2026
Class R	1.21	March 1, 2026
Class R6	0.70	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows. Classes not listed in the subsequent table are not subject to recapture by TAM.
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R	$—	$—	$1,564	$1,153	$2,717

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50

(A)	12b-1 fees are not applicable for Class I and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$257,683	$2,525
Class C	—	5,100
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$511,676	$67,548
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$229,706,955	$108,788,842	$219,210,317	$95,667,681
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,098,439,075	$374,796,125	$(32,369,314)	$342,426,811
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
11. OPERATING SEGMENTS (continued)
single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453849 TA MMB 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Short-Term Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 63.8%
Aerospace & Defense - 2.4%
Boeing Co.
2.25%, 06/15/2026	$ 13,391,000	$ 13,000,775
3.20%, 03/01/2029	13,721,000	12,940,125
6.26%, 05/01/2027	6,919,000	7,124,281
HEICO Corp.
5.25%, 08/01/2028	14,873,000	15,179,589
L3Harris Technologies, Inc.
3.85%, 12/15/2026	11,440,000	11,324,343
RTX Corp.
5.00%, 02/27/2026	14,569,000	14,624,917
5.75%, 11/08/2026	6,927,000	7,057,062
		81,251,092
Automobiles - 2.6%
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	7,541,000	7,245,880
6.95%, 03/06/2026	11,000,000	11,105,984
7.35%, 11/04/2027	7,452,000	7,670,108
General Motors Financial Co., Inc.
6.05%, 10/10/2025	19,847,000	19,933,612
Hyundai Capital America
5.95%, 09/21/2026 (A)	14,623,000	14,845,316
Toyota Motor Credit Corp.
4.55%, 08/07/2026	6,975,000	7,000,798
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025 (A)	20,000,000	19,972,310
		87,774,008
Banks - 16.8%
Banco Santander SA
Fixed until 03/24/2027, 4.18% (B), 03/24/2028	7,000,000	6,938,823
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	7,800,000	7,916,628
Bank of America Corp.
Fixed until 04/27/2027, 4.38% (B), 04/27/2028	25,894,000	25,833,672
Fixed until 01/24/2028, 4.98% (B), 01/24/2029	16,259,000	16,463,822
Bank of Montreal
2.65%, 03/08/2027	1,220,000	1,183,691
Bank of New York Mellon
Fixed until 04/20/2028, 4.73% (B), 04/20/2029	9,575,000	9,700,997
Bank of Nova Scotia
Fixed until 09/08/2027, 4.40% (B), 09/08/2028	16,352,000	16,323,853
Banque Federative du Credit Mutuel SA
5.19%, 02/16/2028 (A)	15,000,000	15,272,121
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	25,592,000	25,876,262
CaixaBank SA
Fixed until 01/18/2028, 6.21% (B), 01/18/2029 (A)	14,800,000	15,382,886
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Canadian Imperial Bank of Commerce
Fixed until 01/13/2027, 4.86% (B), 01/13/2028	$ 10,000,000	$ 10,069,390
5.93%, 10/02/2026	8,912,000	9,095,592
Citigroup, Inc.
Fixed until 06/09/2026, 1.46% (B), 06/09/2027	27,000,000	26,076,628
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	10,400,000	10,204,459
Credit Agricole SA
Fixed until 09/11/2027, 4.63% (B), 09/11/2028 (A)	12,832,000	12,812,689
Deutsche Bank AG
Fixed until 07/14/2025, 6.12% (B), 07/14/2026	2,512,000	2,516,229
Goldman Sachs Group, Inc.
Fixed until 10/21/2026, 1.95% (B), 10/21/2027	6,768,000	6,516,942
Fixed until 08/23/2027, 4.48% (B), 08/23/2028	8,243,000	8,243,683
Fixed until 04/23/2027, 4.94% (B), 04/23/2028	9,028,000	9,105,025
HSBC Holdings PLC
Fixed until 03/03/2028, 4.90% (B), 03/03/2029	9,774,000	9,818,233
Fixed until 11/03/2025, 7.34% (B), 11/03/2026	10,358,000	10,489,489
ING Groep NV
Fixed until 09/11/2026, 6.08% (B), 09/11/2027	19,800,000	20,193,083
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (A)	3,738,000	3,781,013
JPMorgan Chase & Co.
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	1,170,000	1,122,869
Fixed until 02/24/2027, 2.95% (B), 02/24/2028	20,731,000	20,194,854
Fixed until 01/24/2028, 4.92% (B), 01/24/2029	19,331,000	19,587,877
7.75%, 07/15/2025	5,982,000	6,018,570
Lloyds Banking Group PLC
Fixed until 08/07/2026, 5.99% (B), 08/07/2027	10,000,000	10,153,670
Macquarie Group Ltd.
Fixed until 01/12/2026, 1.34% (B), 01/12/2027 (A)	12,137,000	11,858,013
Morgan Stanley
Fixed until 04/13/2027, 5.65% (B), 04/13/2028	22,005,000	22,456,220
National Australia Bank Ltd.
4.50%, 10/26/2027	14,000,000	14,131,057
NatWest Group PLC
Fixed until 11/10/2025, 7.47% (B), 11/10/2026	10,930,000	11,080,116
PNC Financial Services Group, Inc.
Fixed until 01/21/2027, 5.30% (B), 01/21/2028	22,412,000	22,728,530
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Canada
Fixed until 10/18/2027, 4.52% (B), 10/18/2028	$ 11,964,000	$ 11,981,803
Santander U.K. Group Holdings PLC
Fixed until 11/21/2025, 6.83% (B), 11/21/2026	10,000,000	10,099,514
State Street Corp.
Fixed until 04/24/2027, 4.54% (B), 04/24/2028 (C)	4,860,000	4,893,201
Sumitomo Mitsui Financial Group, Inc.
3-Month SOFR + 0.88%, 5.26% (B), 01/14/2027	1,445,000	1,449,316
Swedbank AB
5.34%, 09/20/2027 (A)	21,078,000	21,458,050
Truist Financial Corp.
Fixed until 06/08/2026, 6.05% (B), 06/08/2027	9,970,000	10,130,612
U.S. Bancorp
Fixed until 10/21/2025, 5.73% (B), 10/21/2026	19,865,000	19,962,419
UBS Group AG
Fixed until 08/11/2027, 6.44% (B), 08/11/2028 (A)	15,596,000	16,183,784
UniCredit SpA
Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	7,212,000	7,144,181
Wells Fargo & Co.
Fixed until 03/24/2027, 3.53% (B), 03/24/2028	5,989,000	5,884,707
Fixed until 05/22/2027, 3.58% (B), 05/22/2028	34,017,000	33,387,762
		561,722,335
Biotechnology - 1.6%
Amgen, Inc.
5.15%, 03/02/2028	18,644,000	19,042,971
Illumina, Inc.
4.65%, 09/09/2026	6,543,000	6,539,916
Royalty Pharma PLC
1.20%, 09/02/2025	10,000,000	9,874,018
5.15%, 09/02/2029	18,482,000	18,661,258
		54,118,163
Building Products - 0.4%
CRH America, Inc.
3.88%, 05/18/2025 (A)	8,117,000	8,111,152
Holcim Finance U.S. LLC
4.95%, 04/07/2030 (A)	6,418,000	6,482,773
		14,593,925
Chemicals - 1.0%
Celanese U.S. Holdings LLC
6.60%, 11/15/2028	12,383,000	12,538,010
EIDP, Inc.
4.50%, 05/15/2026	18,343,000	18,375,713
LYB International Finance III LLC
1.25%, 10/01/2025	3,968,000	3,909,694
		34,823,417
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 3.6%
Ashtead Capital, Inc.
1.50%, 08/12/2026 (A)	$ 7,199,000	$ 6,926,647
Element Fleet Management Corp.
3.85%, 06/15/2025 (A)	7,068,000	7,053,855
5.64%, 03/13/2027 (A)	11,964,000	12,161,527
6.27%, 06/26/2026 (A)	14,091,000	14,328,426
ERAC USA Finance LLC
4.60%, 05/01/2028 (A)	20,029,000	20,178,387
GXO Logistics, Inc.
6.25%, 05/06/2029	26,132,000	26,537,335
Quanta Services, Inc.
4.75%, 08/09/2027	14,874,000	14,951,758
Veralto Corp.
5.50%, 09/18/2026	19,497,000	19,767,470
		121,905,405
Communications Equipment - 1.5%
AT&T, Inc.
2.30%, 06/01/2027	11,451,000	10,999,826
4.25%, 03/01/2027	10,482,000	10,465,572
NTT Finance Corp.
1.16%, 04/03/2026 (A)	1,075,000	1,044,148
T-Mobile USA, Inc.
2.25%, 02/15/2026	13,813,000	13,538,621
Verizon Communications, Inc.
4.13%, 03/16/2027	15,722,000	15,701,985
		51,750,152
Containers & Packaging - 0.2%
Berry Global, Inc.
1.57%, 01/15/2026	4,046,000	3,944,556
4.88%, 07/15/2026 (A)	3,765,000	3,756,498
		7,701,054
Diversified REITs - 0.5%
Weyerhaeuser Co.
4.75%, 05/15/2026	17,854,000	17,872,681
Electric Utilities - 3.8%
Constellation Energy Generation LLC
3.25%, 06/01/2025	1,000,000	998,043
DTE Energy Co.
1.05%, 06/01/2025	1,425,000	1,420,023
4.95%, 07/01/2027	9,432,000	9,525,162
Duke Energy Corp.
4.30%, 03/15/2028	2,573,000	2,570,937
5.00%, 12/08/2025 - 12/08/2027	9,660,000	9,731,201
Edison International
5.75%, 06/15/2027 (C)	17,373,000	17,525,735
Eversource Energy
5.00%, 01/01/2027	9,892,000	9,963,896
FirstEnergy Corp.
3.90%, 07/15/2027	10,832,000	10,701,098
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	10,919,000	11,063,383
Southern California Edison Co.
4.40%, 09/06/2026	6,883,000	6,865,302
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southern Co.
4.85%, 06/15/2028	$ 14,878,000	$ 15,118,396
WEC Energy Group, Inc.
4.75%, 01/09/2026	22,094,000	22,113,146
Xcel Energy, Inc.
1.75%, 03/15/2027	9,780,000	9,291,611
		126,887,933
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp.
5.05%, 04/05/2027	6,822,000	6,942,362
Arrow Electronics, Inc.
5.15%, 08/21/2029	9,907,000	9,975,796
Keysight Technologies, Inc.
4.60%, 04/06/2027	11,903,000	11,917,446
		28,835,604
Financial Services - 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/2027	8,703,000	8,968,168
Ally Financial, Inc.
5.75%, 11/20/2025	7,384,000	7,393,571
American Express Co.
3-Month SOFR Index + 0.65%, 5.01% (B), 11/04/2026	1,210,000	1,207,439
Fixed until 07/28/2026, 5.39% (B), 07/28/2027	18,084,000	18,267,571
Aviation Capital Group LLC
1.95%, 01/30/2026 - 09/20/2026 (A)	21,442,000	20,664,007
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	4,963,000	4,839,055
4.25%, 04/15/2026 (A)	4,964,000	4,918,024
6.38%, 05/04/2028 (A)	15,415,000	15,881,274
Charles Schwab Corp.
3-Month SOFR Index + 1.05%, 5.42% (B), 03/03/2027	450,000	452,165
5.88%, 08/24/2026	20,867,000	21,266,308
Citadel LP
6.00%, 01/23/2030 (A)	1,664,000	1,691,068
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	11,215,000	10,879,364
LPL Holdings, Inc.
4.63%, 11/15/2027 (A)	6,469,000	6,439,008
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	14,946,000	14,884,186
		137,751,208
Food Products - 3.0%
Altria Group, Inc.
4.88%, 02/04/2028	9,983,000	10,091,271
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,917,000	2,889,589
Campbell's Co.
5.30%, 03/20/2026	3,895,000	3,913,462
Cargill, Inc.
4.88%, 10/10/2025 (A)	14,928,000	14,944,292
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
General Mills, Inc.
4.70%, 01/30/2027	$ 6,924,000	$ 6,960,652
J.M. Smucker Co.
5.90%, 11/15/2028	10,960,000	11,496,603
Mars, Inc.
4.45%, 03/01/2027 (A)	9,778,000	9,830,430
Philip Morris International, Inc.
4.38%, 11/01/2027	17,972,000	18,042,805
4.75%, 02/12/2027	9,963,000	10,063,056
Viterra Finance BV
2.00%, 04/21/2026 (A)	11,600,000	11,281,806
		99,513,966
Gas Utilities - 0.4%
National Fuel Gas Co.
5.50%, 10/01/2026	13,890,000	14,042,608
Health Care Equipment & Supplies - 0.9%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	14,900,000	14,968,006
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/2027	14,726,000	14,778,077
		29,746,083
Health Care Providers & Services - 1.1%
Centene Corp.
2.45%, 07/15/2028	14,978,000	13,761,559
Elevance Health, Inc.
4.50%, 10/30/2026	14,698,000	14,743,623
HCA, Inc.
5.00%, 03/01/2028	6,974,000	7,048,563
		35,553,745
Health Care REITs - 0.7%
Healthcare Realty Holdings LP
3.10%, 02/15/2030	14,816,000	13,580,203
Ventas Realty LP
3.25%, 10/15/2026	8,903,000	8,733,136
3.85%, 04/01/2027	750,000	741,611
		23,054,950
Hotels, Restaurants & Leisure - 0.3%
Hyatt Hotels Corp.
5.75%, 01/30/2027	9,902,000	10,067,275
Insurance - 3.2%
Aon Corp.
4.50%, 12/15/2028	11,385,000	11,421,303
Arthur J Gallagher & Co.
4.60%, 12/15/2027	9,758,000	9,828,379
Athene Global Funding
5.35%, 07/09/2027 (A)	14,248,000	14,494,026
Corebridge Global Funding
4.65%, 08/20/2027 (A)	11,884,000	11,942,911
Equitable Financial Life Global Funding
4.88%, 11/19/2027 (A)	13,954,000	14,114,501
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	2,620,000	2,655,562
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Guardian Life Global Funding
5.55%, 10/28/2027 (A)	$ 5,000,000	$ 5,154,630
Jackson National Life Global Funding
5.60%, 04/10/2026 (A)	14,850,000	14,987,701
New York Life Global Funding
3.90%, 10/01/2027 (A)	9,983,000	9,913,121
4.40%, 04/25/2028 (A)	11,264,000	11,346,877
		105,859,011
IT Services - 0.6%
DXC Technology Co.
1.80%, 09/15/2026	5,398,000	5,178,713
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	4,957,000	4,955,734
5.25%, 07/01/2028	9,917,000	10,121,710
		20,256,157
Machinery - 1.5%
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	15,860,000	15,972,760
CNH Industrial Capital LLC
4.75%, 03/21/2028	9,781,000	9,822,154
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	8,926,000	8,201,327
5.35%, 01/15/2030	2,990,000	3,043,457
Regal Rexnord Corp.
6.05%, 02/15/2026	14,898,000	14,981,951
		52,021,649
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/2025	3,078,000	3,073,702
6.10%, 06/01/2029	9,885,000	10,222,436
		13,296,138
Metals & Mining - 0.4%
ArcelorMittal SA
6.55%, 11/29/2027	12,899,000	13,409,646
Oil, Gas & Consumable Fuels - 4.2%
Canadian Natural Resources Ltd.
3.85%, 06/01/2027	15,000,000	14,786,000
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	14,433,000	14,591,101
DCP Midstream Operating LP
5.38%, 07/15/2025	10,405,000	10,407,205
Diamondback Energy, Inc.
5.20%, 04/18/2027	13,837,000	14,025,109
Enbridge, Inc.
5.90%, 11/15/2026	15,154,000	15,439,519
Energy Transfer LP
4.75%, 01/15/2026	1,565,000	1,564,106
6.05%, 12/01/2026	9,899,000	10,093,149
Kinder Morgan, Inc.
4.30%, 03/01/2028	13,371,000	13,316,452
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
5.00%, 08/01/2027	$ 14,837,000	$ 14,828,055
ONEOK, Inc.
5.55%, 11/01/2026	16,687,000	16,905,386
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/2025	4,851,000	4,843,048
Williams Cos., Inc.
5.40%, 03/02/2026	10,898,000	10,957,213
		141,756,343
Personal Care Products - 0.4%
Haleon U.S. Capital LLC
3.38%, 03/24/2027	13,155,000	12,947,489
Pharmaceuticals - 1.7%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (A)	9,737,000	9,541,516
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	14,713,000	14,792,098
Cardinal Health, Inc.
5.13%, 02/15/2029	14,597,000	14,895,611
CVS Health Corp.
3.25%, 08/15/2029	17,530,000	16,496,183
		55,725,408
Real Estate Management & Development - 0.3%
CBRE Services, Inc.
5.50%, 04/01/2029	8,907,000	9,124,820
Residential REITs - 0.2%
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028	5,860,000	5,434,618
Retail REITs - 0.3%
NNN REIT, Inc.
3.60%, 12/15/2026	7,606,000	7,497,496
Simon Property Group LP
3.50%, 09/01/2025	1,425,000	1,419,294
		8,916,790
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc.
4.32%, 03/24/2028	14,667,000	14,782,902
Broadcom, Inc.
5.05%, 07/12/2027	19,275,000	19,573,117
Foundry JV Holdco LLC
5.90%, 01/25/2030 (A)	7,000,000	7,257,642
Intel Corp.
4.88%, 02/10/2026	15,000,000	15,002,202
Microchip Technology, Inc.
5.05%, 03/15/2029	8,932,000	8,937,317
		65,553,180
Software - 2.0%
Cadence Design Systems, Inc.
4.20%, 09/10/2027	4,957,000	4,953,727
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Fiserv, Inc.
3.20%, 07/01/2026	$ 1,255,000	$ 1,237,831
5.15%, 03/15/2027	14,888,000	15,056,930
Infor LLC
1.75%, 07/15/2025 (A)	25,784,000	25,597,720
Oracle Corp.
4.80%, 08/03/2028	14,519,000	14,696,629
Synopsys, Inc.
4.55%, 04/01/2027	6,975,000	7,009,931
		68,552,768
Transportation Infrastructure - 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027 (A)	6,392,000	6,461,177
5.75%, 05/24/2026 (A)	10,910,000	11,024,675
		17,485,852
Water Utilities - 0.3%
Essential Utilities, Inc.
4.80%, 08/15/2027	9,870,000	9,934,926
		9,934,926
Total Corporate Debt Securities (Cost $2,122,286,303)		2,139,240,399
ASSET-BACKED SECURITIES - 13.8%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	962,351	892,421
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	3,376,618	3,140,336
Series 2021-1H, Class C, 2.35%, 10/20/2040 (A)	1,529,761	1,417,088
ACM Auto Trust
Series 2023-2A, Class A, 7.97%, 06/20/2030 (A)	156,417	156,659
Series 2024-1A, Class A, 7.71%, 01/21/2031 (A)	216,568	216,868
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%, 08/15/2027	12,925,000	12,893,201
Apex Credit CLO Ltd.
Series 2018-1A, Class AR, 3-Month Term SOFR + 0.98%, 5.26% (B), 04/25/2031 (A)	10,669,008	10,621,040
Apidos CLO XXXI Ltd.
Series 2019-31A, Class BR, 3-Month Term SOFR + 1.81%, 6.07% (B), 04/15/2031 (A)	12,500,000	12,501,412
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	7,762,268	7,160,606
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class B, 2.68%, 08/20/2026 (A)	346,667	345,150
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	8,715,000	8,950,540
	Principal	Value
ASSET-BACKED SECURITIES (continued)
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	$ 2,624,638	$ 2,472,345
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	5,001,578	5,092,633
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	7,805,000	7,908,071
CIFC Funding Ltd.
Series 2016-1A, Class AR3, 3-Month Term SOFR + 1.00%, 5.27% (B), 10/21/2031 (A)	9,522,912	9,499,124
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1, 5.23%, 12/08/2027	8,540,000	8,574,422
Diamond Resorts Owner Trust
Series 2021-1A, Class B, 2.05%, 11/21/2033 (A)	752,662	743,749
Series 2021-1A, Class C, 2.70%, 11/21/2033 (A)	702,485	694,074
Discover Card Execution Note Trust
Series 2022-A2, Class A, 3.32%, 05/15/2027	22,225,000	22,214,750
Dryden 40 Senior Loan Fund
Series 2015-40A, Class AR2, 3-Month Term SOFR + 1.15%, 5.47% (B), 08/15/2031 (A)	10,231,211	10,222,556
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	21,499,000	21,633,822
Series 2023-2, Class A, 5.77%, 09/15/2029	10,000,000	10,177,389
Ford Credit Auto Owner Trust
Series 2020-2, Class B, 1.49%, 04/15/2033 (A)	12,392,000	12,201,401
Series 2022-A, Class C, 2.14%, 07/15/2029	1,625,000	1,600,299
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026 (A)	5,000,000	4,983,973
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	17,025,000	17,311,398
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 02/25/2032 (A)	318,457	318,078
Series 2019-AA, Class A, 2.34%, 07/25/2033 (A)	1,353,500	1,325,277
Series 2020-AA, Class A, 2.74%, 02/25/2039 (A)	1,335,362	1,300,152
Series 2022-2A, Class A, 4.30%, 01/25/2037 (A)	3,318,551	3,297,198
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	3,332,608	3,401,586
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	1,383,547	1,415,458
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	388,671	396,325
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	1,962,448	2,001,899
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust (continued)
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	$ 7,649,353	$ 7,713,704
Series 2024-3A, Class C, 5.71%, 08/27/2040 (A)	4,887,087	4,948,125
HINNT LLC
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	2,310,695	2,337,270
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	2,582,730	2,608,660
Hyundai Auto Receivables Trust
Series 2021-A, Class C, 1.33%, 11/15/2027	1,350,000	1,337,151
ICG U.S. CLO Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 5.55% (B), 04/17/2034 (A)	10,500,000	10,460,646
KKR CLO 15 Ltd.
Series 15, Class A1R2, 3-Month Term SOFR + 1.10%, 5.37% (B), 01/18/2032 (A)	8,250,285	8,240,261
MVW LLC
Series 2019-2A, Class A, 2.22%, 10/20/2038 (A)	215,372	211,337
Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	1,133,535	1,110,461
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	1,322,466	1,279,138
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	1,919,299	1,819,921
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	5,044,241	5,072,134
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	8,491,701	8,790,927
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	11,275,422	11,477,117
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	1,785,881	1,803,070
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	8,893,861	8,790,379
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	1,267,913	1,266,317
Octagon Investment Partners 40 Ltd.
Series 2019-1A, Class A1RR, 3-Month Term SOFR + 1.04%, 5.31% (B), 01/20/2035 (A)	3,000,000	2,969,613
PennantPark CLO III Ltd.
Series 2021-3A, Class A1, 3-Month Term SOFR + 1.88%, 6.15% (B), 10/22/2032 (A)	13,257,014	13,230,367
Santander Drive Auto Receivables Trust
Series 2021-2, Class D, 1.35%, 07/15/2027	1,409,442	1,402,328
Series 2023-5, Class A2, 6.31%, 07/15/2027	243,736	243,897
Series 2025-1, Class D, 5.43%, 03/17/2031	4,050,000	4,060,709
SCF Equipment Trust LLC
Series 2025-1A, Class A2, 4.82%, 07/22/2030 (A)	6,650,000	6,659,915
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	$ 844,993	$ 840,526
Series 2020-2A, Class C, 3.51%, 07/20/2037 (A)	739,369	736,853
Series 2021-1A, Class B, 1.34%, 11/20/2037 (A)	1,679,763	1,641,847
Series 2022-3A, Class A, 5.83%, 07/20/2039 (A)	4,009,237	4,091,390
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	5,426,664	5,465,283
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	2,264,262	2,313,151
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	6,422,403	6,618,474
Series 2024-1A, Class B, 5.35%, 01/20/2043 (A)	4,005,071	4,044,450
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	4,564,038	4,565,008
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	5,594,627	5,580,039
Series 2025-1A, Class A, 4.81%, 01/21/2042 (A)	3,094,175	3,113,961
Series 2025-1A, Class B, 5.10%, 01/21/2042 (A)	2,812,886	2,834,478
Series 2025-1A, Class C, 5.39%, 01/21/2042 (A)	5,625,772	5,627,852
Symphony CLO XVIII Ltd.
Series 2016-18A, Class A1R3, 3-Month Term SOFR + 1.10%, 5.38% (B), 07/23/2033 (A)	13,925,548	13,889,829
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 5.16% (B), 01/15/2034 (A)	14,175,595	14,082,688
Toyota Auto Loan Extended Note Trust
Series 2020-1A, Class A, 1.35%, 05/25/2033 (A)	19,600,000	19,553,487
Series 2021-1A, Class A, 1.07%, 02/27/2034 (A)	12,150,000	11,815,794
Venture 37 CLO Ltd.
Series 2019-37A, Class A1RR, 3-Month Term SOFR + 1.25%, 5.51% (B), 07/15/2032 (A)	12,941,487	12,918,710
Venture 38 CLO Ltd.
Series 2019-38A, Class ARR, 3-Month Term SOFR + 1.00%, 5.28% (B), 07/30/2032 (A)	8,727,833	8,701,649
Venture 44 CLO Ltd.
Series 2021-44A, Class A1NR, 3-Month Term SOFR + 1.14%, 5.41% (B), 10/20/2034 (A)	13,900,000	13,765,309
Voya CLO Ltd.
Series 2015-3A, Class A1R3, 3-Month Term SOFR + 1.15%, 5.42% (B), 10/20/2031 (A)	5,904,691	5,899,850
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Omni Select Auto Trust
Series 2021-A, Class C, 1.09%, 11/15/2027	$ 1,515,000	$ 1,497,097
Total Asset-Backed Securities (Cost $460,797,862)		464,512,472
MORTGAGE-BACKED SECURITIES - 9.9%
20 Times Square Trust
Series 2018-20TS, Class B, 3.20% (B), 05/15/2035 (A)	3,000,000	2,580,000
Series 2018-20TS, Class C, 3.20% (B), 05/15/2035 (A)	10,900,000	9,156,000
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C, 1-Month Term SOFR + 1.55%, 5.85% (B), 09/15/2034 (A)	16,000,000	15,200,000
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	10,198,074	10,232,825
AOA Mortgage Trust
Series 2021-1177, Class C, 1-Month Term SOFR + 1.54%, 5.86% (B), 10/15/2038 (A)	9,300,000	8,334,305
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 5.64% (B), 03/15/2037 (A)	6,015,000	5,213,711
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 6.96% (B), 03/15/2037 (A)	7,000,000	5,374,069
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	3,966,816	3,995,841
Series 2024-NQM7, Class A1, 5.55% (B), 10/27/2064 (A)	1,175,628	1,177,641
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	8,127,233	8,149,260
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 1-Month Term SOFR + 1.21%, 5.54% (B), 09/15/2036 (A)	4,735,000	4,669,894
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 6.37% (B), 11/15/2034 (A)	11,825,000	7,986,118
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, 1-Month Term SOFR + 2.05%, 6.37% (B), 12/15/2037 (A)	9,760,000	9,705,100
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	8,712,738	7,701,986
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	891,520	867,720
Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	1,242,994	1,217,751
CLNY Trust
Series 2019-IKPR, Class C, 1-Month Term SOFR + 2.04%, 6.36% (B), 11/15/2038 (A)	5,000,000	4,700,281
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	$ 7,495,728	$ 7,541,062
Series 2024-3, Class A1, 6.39% (B), 06/25/2069 (A)	13,610,108	13,744,040
Series 2024-4, Class A1, 5.95% (B), 07/25/2069 (A)	9,538,657	9,593,105
Series 2024-5, Class A1, 5.12% (B), 08/25/2069 (A)	11,654,211	11,587,293
Series 2024-6, Class A1, 5.39% (B), 11/25/2069 (A)	9,330,387	9,344,697
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	8,663,712	7,307,621
Series 2021-RPL3, Class A1, 2.00% (B), 01/25/2060 (A)	5,094,098	4,482,480
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	8,815,418	7,935,441
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	2,848,212	2,717,886
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	2,491,615	2,261,449
MHP Trust
Series 2021-STOR, Class C, 1-Month Term SOFR + 1.16%, 5.49% (B), 07/15/2038 (A)	3,000,000	2,977,500
Series 2021-STOR, Class D, 1-Month Term SOFR + 1.46%, 5.79% (B), 07/15/2038 (A)	5,000,000	4,956,250
Mill City Mortgage Loan Trust
Series 2017-3, Class A1, 2.75% (B), 01/25/2061 (A)	156,700	156,124
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (B), 01/25/2054 (A)	692,705	671,249
Series 2014-3A, Class AFX3, 3.75% (B), 11/25/2054 (A)	886,461	854,491
Series 2016-4A, Class A1, 3.75% (B), 11/25/2056 (A)	1,369,522	1,309,729
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	2,380,009	2,302,732
Series 2017-4A, Class A1, 4.00% (B), 05/25/2057 (A)	1,448,112	1,393,539
Series 2017-5A, Class A1, 1-Month Term SOFR + 1.61%, 5.94% (B), 06/25/2057 (A)	1,277,977	1,291,327
Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	1,594,953	1,552,982
Series 2018-2A, Class A1, 4.50% (B), 02/25/2058 (A)	2,204,292	2,171,762
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	1,429,287	1,384,629
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	2,850,447	2,790,962
Series 2019-3A, Class A1A, 3.75% (B), 11/25/2058 (A)	3,436,019	3,303,673
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	3,771,554	3,524,001
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	$ 3,530,343	$ 3,346,867
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	5,925,955	5,755,396
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	6,192,073	6,216,400
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	4,811,510	4,838,898
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	7,564,729	7,602,254
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	5,852,657	5,913,054
Series 2024-NQM7, Class A1, 6.24% (B), 03/25/2064 (A)	11,272,442	11,367,508
Series 2024-NQM8, Class A1, 6.23% (B), 05/25/2064 (A)	5,807,114	5,858,456
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	9,885,976	9,913,888
SFO Commercial Mortgage Trust
Series 2021-555, Class D, 1-Month Term SOFR + 2.51%, 6.84% (B), 05/15/2038 (A)	4,900,000	4,679,610
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	1,668,562	1,623,846
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	2,575,026	2,519,600
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	1,041,379	1,026,085
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	3,195,073	3,147,358
Series 2018-3, Class A1, 3.75% (B), 05/25/2058 (A)	2,145,672	2,100,280
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	5,990,805	5,646,161
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	3,392,969	3,244,889
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	7,402,897	6,719,036
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	6,441,360	5,981,099
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	9,402,740	9,030,948
VEGAS Trust
5.52%, 11/10/2039 (A)	12,000,000	12,154,591
Total Mortgage-Backed Securities (Cost $351,120,744)		332,104,750
U.S. GOVERNMENT OBLIGATIONS - 8.5%
U.S. Treasury - 8.5%
U.S. Treasury Notes
3.88%, 03/15/2028	58,969,000	59,402,054
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
4.00%, 12/15/2027	$ 8,767,000	$ 8,853,985
4.25%, 01/31/2026 - 02/15/2028	100,005,000	101,511,392
4.38%, 07/15/2027	113,637,000	115,412,578
Total U.S. Government Obligations (Cost $283,563,218)		285,180,009
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.3%
Federal Home Loan Mortgage Corp.
1-Year RFUCC Treasury + 1.77%,
7.52% (B), 08/01/2037	204,032	208,996
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.12%, 06/25/2027	15,000,000	14,718,769
3.24%, 04/25/2027	10,568,000	10,396,808
3.41%, 12/25/2026	17,000,000	16,787,665
Seasoned Loans Structured Transaction
3.50%, 06/25/2028	377,566	367,041
Total U.S. Government Agency Obligations (Cost $41,975,920)		42,479,279

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (D)	15,723,505	15,723,505
Total Other Investment Company (Cost $15,723,505)		15,723,505

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 1.80% (D), dated 04/30/2025, to be repurchased at $135,493,486 on 05/01/2025. Collateralized by U.S. Government Obligations, 3.38% - 4.00%, due 08/15/2042 - 11/15/2042, and with a total value of $69,098,235.	$ 67,743,356	67,743,356
Total Repurchase Agreement (Cost $67,743,356)		67,743,356
Total Investments (Cost $3,343,210,908)		3,346,983,770
Net Other Assets (Liabilities) - 0.2%		5,702,359
Net Assets - 100.0%		$ 3,352,686,129
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,251	06/30/2025	$258,739,108	$260,393,696	$1,654,588	$—
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$2,139,240,399	$—	$2,139,240,399
Asset-Backed Securities	—	464,512,472	—	464,512,472
Mortgage-Backed Securities	—	332,104,750	—	332,104,750
U.S. Government Obligations	—	285,180,009	—	285,180,009
U.S. Government Agency Obligations	—	42,479,279	—	42,479,279
Other Investment Company	15,723,505	—	—	15,723,505
Repurchase Agreement	—	67,743,356	—	67,743,356
Total Investments	$15,723,505	$3,331,260,265	$—	$3,346,983,770
Other Financial Instruments
Futures Contracts (F)	$1,654,588	$—	$—	$1,654,588
Total Other Financial Instruments	$1,654,588	$—	$—	$1,654,588
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $1,182,572,435, representing 35.3% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $15,393,337, collateralized by cash collateral of $15,723,505. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at April 30, 2025.
(E)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(F)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $3,275,467,552) (including securities loaned of $15,393,337)	$3,279,240,414
Repurchase agreement, at value (cost $67,743,356)	67,743,356
Cash	330,705
Cash collateral pledged at broker for:
Futures contracts	1,179,150
Receivables and other assets:
Investments sold	9,870,392
Net income from securities lending	7,524
Shares of beneficial interest sold	50,482,903
Interest	30,623,522
Variation margin receivable on futures contracts	87,289
Prepaid expenses	28,348
Total assets	3,439,593,603
Liabilities:
Cash collateral received upon return of:
Securities on loan	15,723,505
Payables and other liabilities:
Investments purchased	60,756,444
Dividends and/or distributions	1,096,282
Shares of beneficial interest redeemed	7,645,597
Investment management fees	997,219
Distribution and service fees	143,590
Transfer agent fees	250,455
Trustee and CCO fees	11,115
Audit and tax fees	37,270
Custody fees	142,624
Legal fees	47,243
Printing and shareholder reports fees	6,055
Other accrued expenses	50,075
Total liabilities	86,907,474
Net assets	$3,352,686,129
Net assets consist of:
Paid-in capital	$3,495,490,095
Total distributable earnings (accumulated losses)	(142,803,966)
Net assets	$3,352,686,129
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2025
(unaudited)
Net assets by class:
Class A	$381,881,182
Class C	70,263,423
Class I	2,401,238,065
Class I2	161,697,606
Class I3	64,771,761
Class R	3,178,367
Class R4	29,008,896
Class R6	240,646,829
Shares outstanding (unlimited shares, no par value):
Class A	38,014,148
Class C	7,006,074
Class I	243,122,992
Class I2	16,383,303
Class I3	6,564,335
Class R	316,369
Class R4	2,886,970
Class R6	24,367,581
Net asset value per share: (A)
Class A	$10.05
Class C	10.03
Class I	9.88
Class I2	9.87
Class I3	9.87
Class R	10.05
Class R4	10.05
Class R6	9.88
Maximum offering price per share: (B)
Class A	$10.31

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Interest income	$78,138,059
Net income from securities lending	32,237
Withholding taxes on foreign income	(875)
Total investment income	78,169,421
Expenses:
Investment management fees	5,971,315
Distribution and service fees:
Class A	515,950
Class C	360,386
Class R	12,259
Class R4	38,130
Transfer agent fees:
Class A	151,939
Class C	28,598
Class I	1,194,191
Class I2	4,376
Class I3	2,744
Class R	72
Class R4	1,144
Class R6	8,748
Trustee and CCO fees	65,339
Audit and tax fees	34,716
Custody fees	105,907
Legal fees	105,984
Printing and shareholder reports fees	96,508
Registration fees	106,428
Other	69,856
Total expenses before waiver and/or reimbursement and recapture	8,874,590
Expenses waived and/or reimbursed:
Class R4	(2,009)
Recapture of previously waived and/or reimbursed fees:
Class R4	238
Net expenses	8,872,819
Net investment income (loss)	69,296,602
Net realized gain (loss) on:
Investments	(1,333,981)
Futures contracts	(2,366,969)
Net realized gain (loss)	(3,700,950)
Net change in unrealized appreciation (depreciation) on:
Investments	23,188,648
Futures contracts	3,238,178
Net change in unrealized appreciation (depreciation)	26,426,826
Net realized and change in unrealized gain (loss)	22,725,876
Net increase (decrease) in net assets resulting from operations	$92,022,478
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$69,296,602	$129,529,934
Net realized gain (loss)	(3,700,950)	(11,347,310)
Net change in unrealized appreciation (depreciation)	26,426,826	100,406,598
Net increase (decrease) in net assets resulting from operations	92,022,478	218,589,222
Dividends and/or distributions to shareholders:
Class A	(8,510,433)	(20,125,612)
Class C	(1,215,833)	(2,487,943)
Class I	(49,979,434)	(87,299,722)
Class I2	(2,592,341)	(5,147,170)
Class I3	(1,617,344)	(3,910,215)
Class R	(94,642)	(357,072)
Class R4	(640,392)	(1,324,515)
Class R6	(5,194,634)	(9,352,436)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(69,845,053)	(130,004,685)
Capital share transactions:
Proceeds from shares sold:
Class A	40,127,660	77,444,660
Class C	8,642,227	22,318,099
Class I	664,073,829	1,157,427,113
Class I2	68,650,400	114,029,819
Class I3	5,640,190	15,283,755
Class R	107,887	229,798
Class R4	6,336,229	9,036,969
Class R6	13,238,086	27,716,434
	806,816,508	1,423,486,647
Dividends and/or distributions reinvested:
Class A	7,386,282	18,172,846
Class C	1,174,223	2,369,680
Class I	44,451,478	75,984,020
Class I2	2,592,336	5,110,093
Class I3	1,617,344	3,910,215
Class R	92,820	357,072
Class R4	640,392	1,324,515
Class R6	5,162,566	9,266,436
	63,117,441	116,494,877
Cost of shares redeemed:
Class A	(165,420,777)	(150,802,971)
Class C	(11,137,106)	(22,678,500)
Class I	(561,002,640)	(1,112,357,792)
Class I2	(43,353,793)	(168,776,041)
Class I3	(37,818,479)	(14,289,774)
Class R	(5,997,818)	(2,180,714)
Class R4	(12,254,915)	(7,388,484)
Class R6	(9,029,930)	(18,640,537)
	(846,015,458)	(1,497,114,813)
Automatic conversions:
Class A	5,009,635	9,645,814
Class C	(5,009,635)	(9,645,814)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	23,918,491	42,866,711
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	14,889 (A)
Class C	—	322 (A)
	—	15,211
Net increase (decrease) in net assets	46,095,916	131,466,459
Net assets:
Beginning of period/year	3,306,590,213	3,175,123,754
End of period/year	$3,352,686,129	$3,306,590,213
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	4,017,106	7,790,213
Class C	865,907	2,249,366
Class I	67,600,892	118,597,222
Class I2	6,959,151	11,666,508
Class I3	574,549	1,562,897
Class R	10,796	23,114
Class R4	633,432	911,838
Class R6	1,348,266	2,851,021
	82,010,099	145,652,179
Shares reinvested:
Class A	738,196	1,830,424
Class C	117,504	239,091
Class I	4,516,344	7,782,260
Class I2	263,622	523,837
Class I3	164,552	401,004
Class R	9,282	35,974
Class R4	63,973	133,355
Class R6	524,549	949,183
	6,398,022	11,895,128
Shares redeemed:
Class A	(16,578,075)	(15,201,587)
Class C	(1,116,203)	(2,291,615)
Class I	(57,086,809)	(114,152,095)
Class I2	(4,414,382)	(17,341,278)
Class I3	(3,862,181)	(1,468,383)
Class R	(601,779)	(220,812)
Class R4	(1,226,395)	(743,037)
Class R6	(918,999)	(1,932,072)
	(85,804,823)	(153,350,879)
Automatic conversions:
Class A	501,490	972,483
Class C	(502,378)	(974,275)
	(888)	(1,792)
Net increase (decrease) in shares outstanding:
Class A	(11,321,283)	(4,608,467)
Class C	(635,170)	(777,433)
Class I	15,030,427	12,227,387
Class I2	2,808,391	(5,150,933)
Class I3	(3,123,080)	495,518
Class R	(581,701)	(161,724)
Class R4	(528,990)	302,156
Class R6	953,816	1,868,132
	2,602,410	4,194,636

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.98	$9.70	$9.63	$10.33	$10.32	$10.29
Investment operations:
Net investment income (loss) (A)	0.20	0.39	0.31	0.14	0.13	0.21
Net realized and unrealized gain (loss)	0.07	0.28	0.07	(0.69)	0.02	0.04 (B)
Total investment operations	0.27	0.67	0.38	(0.55)	0.15	0.25
Contributions from affiliate	—	0.00 (C)(D)	—	0.00 (C)(E)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.39)	(0.31)	(0.15)	(0.14)	(0.22)
Net asset value, end of period/year	$10.05	$9.98	$9.70	$9.63	$10.33	$10.32
Total return (F)	2.78%(G)	7.05%(D)	4.00%	(5.35)%(E)	1.46%	2.43%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$381,881	$492,344	$523,289	$623,306	$817,203	$731,602
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73%(H)	0.72%	0.72%	0.71%	0.70%	0.72%
Including waiver and/or reimbursement and recapture	0.73%(H)	0.72%	0.72%(I)	0.71%(I)	0.70%	0.72%
Net investment income (loss) to average net assets	4.08%(H)	3.95%	3.14%	1.40%	1.27%	2.04%
Portfolio turnover rate	29%(G)	73%	63%	56%	44%	44%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(F)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.96	$9.68	$9.62	$10.31	$10.30	$10.27
Investment operations:
Net investment income (loss) (A)	0.17	0.32	0.23	0.06	0.05	0.13
Net realized and unrealized gain (loss)	0.07	0.28	0.07	(0.68)	0.02	0.03 (B)
Total investment operations	0.24	0.60	0.30	(0.62)	0.07	0.16
Contributions from affiliate	—	0.00 (C)(D)	—	0.00 (C)(E)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.32)	(0.24)	(0.07)	(0.06)	(0.13)
Net asset value, end of period/year	$10.03	$9.96	$9.68	$9.62	$10.31	$10.30
Total return (F)	2.40%(G)	6.24%(D)	3.09%	(6.01)%(E)	0.67%	1.62%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$70,263	$76,113	$81,514	$104,042	$157,464	$225,838
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.48%(H)	1.49%	1.50%	1.49%	1.48%	1.50%
Including waiver and/or reimbursement and recapture	1.48%(H)	1.49%	1.50%(I)	1.49%(I)	1.48%	1.50%
Net investment income (loss) to average net assets	3.34%(H)	3.18%	2.36%	0.61%	0.51%	1.28%
Portfolio turnover rate	29%(G)	73%	63%	56%	44%	44%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(F)	Total return has been calculated without deduction of the contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.81	$9.54	$9.47	$10.15	$10.15	$10.11
Investment operations:
Net investment income (loss) (A)	0.21	0.41	0.32	0.16	0.15	0.22
Net realized and unrealized gain (loss)	0.07	0.27	0.08	(0.68)	0.01	0.05 (B)
Total investment operations	0.28	0.68	0.40	(0.52)	0.16	0.27
Contributions from affiliate	—	—	—	0.01 (C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.41)	(0.33)	(0.17)	(0.16)	(0.23)
Net asset value, end of period/year	$9.88	$9.81	$9.54	$9.47	$10.15	$10.15
Total return	2.90%(D)	7.22%	4.23%	(4.96)%(C)	1.57%	2.73%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,401,238	$2,237,459	$2,058,496	$2,205,845	$2,398,836	$1,979,174
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.51%(E)	0.51%	0.51%	0.51%	0.50%	0.52%
Including waiver and/or reimbursement and recapture	0.51%(E)	0.51%	0.51%	0.51%	0.50%	0.52%
Net investment income (loss) to average net assets	4.32%(E)	4.17%	3.36%	1.63%	1.46%	2.24%
Portfolio turnover rate	29%(D)	73%	63%	56%	44%	44%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.07%.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.80	$9.52	$9.46	$10.14	$10.13	$10.11
Investment operations:
Net investment income (loss) (A)	0.22	0.41	0.33	0.18	0.16	0.24
Net realized and unrealized gain (loss)	0.07	0.29	0.07	(0.68)	0.02	0.02 (B)
Total investment operations	0.29	0.70	0.40	(0.50)	0.18	0.26
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.42)	(0.34)	(0.18)	(0.17)	(0.24)
Net asset value, end of period/year	$9.87	$9.80	$9.52	$9.46	$10.14	$10.13
Total return	2.95%(C)	7.42%	4.22%	(5.00)%	1.77%	2.63%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$161,698	$133,049	$178,348	$337,449	$138,031	$155,005
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41%(D)	0.42%	0.41%	0.41%	0.41%	0.42%
Including waiver and/or reimbursement and recapture	0.41%(D)	0.42%	0.41%	0.41%	0.41%	0.42%
Net investment income (loss) to average net assets	4.41%(D)	4.25%	3.42%	1.90%	1.56%	2.37%
Portfolio turnover rate	29%(C)	73%	63%	56%	44%	44%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.80	$9.52	$9.56
Investment operations:
Net investment income (loss) (B)	0.21	0.42	0.30
Net realized and unrealized gain (loss)	0.08	0.28	(0.03)(C)
Total investment operations	0.29	0.70	0.27
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.42)	(0.31)
Net asset value, end of period/year	$9.87	$9.80	$9.52
Total return	2.95%(D)	7.44%	2.91%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$64,772	$94,922	$87,545
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41%(E)	0.42%	0.42%(E)
Including waiver and/or reimbursement and recapture	0.41%(E)	0.42%	0.42%(E)
Net investment income (loss) to average net assets	4.39%(E)	4.28%	3.53%(E)
Portfolio turnover rate	29%(D)	73%	63%

(A)	Commenced operations on December 9, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.98	$9.70	$9.73
Investment operations:
Net investment income (loss) (B)	0.19	0.37	0.26
Net realized and unrealized gain (loss)	0.08	0.29	(0.02) (C)
Total investment operations	0.27	0.66	0.24
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.38)	(0.27)
Net asset value, end of period/year	$10.05	$9.98	$9.70
Total return	2.68%(D)	6.85%	2.46%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,178	$8,962	$10,280
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.91%(E)	0.91%	0.91%(E)
Including waiver and/or reimbursement and recapture	0.91%(E)	0.91%	0.91%(E)
Net investment income (loss) to average net assets	3.82%(E)	3.77%	3.03%(E)
Portfolio turnover rate	29%(D)	73%	63%

(A)	Commenced operations on December 9, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.98	$9.70	$9.73
Investment operations:
Net investment income (loss) (B)	0.21	0.40	0.29
Net realized and unrealized gain (loss)	0.07	0.28	(0.03) (C)
Total investment operations	0.28	0.68	0.26
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.40)	(0.29)
Net asset value, end of period/year	$10.05	$9.98	$9.70
Total return	2.82% (D)	7.13%	2.70%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$29,009	$34,088	$30,204
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.66%(E)	0.66%	0.67%(E)
Including waiver and/or reimbursement and recapture	0.65%(E)	0.65%	0.65%(E)
Net investment income (loss) to average net assets	4.17%(E)	4.04%	3.30%(E)
Portfolio turnover rate	29%(D)	73%	63%

(A)	Commenced operations on December 9, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.81	$9.54	$9.47	$10.15	$10.14	$10.11
Investment operations:
Net investment income (loss) (A)	0.22	0.42	0.33	0.17	0.16	0.23
Net realized and unrealized gain (loss)	0.07	0.27	0.08	(0.67)	0.02	0.04 (B)
Total investment operations	0.29	0.69	0.41	(0.50)	0.18	0.27
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.42)	(0.34)	(0.18)	(0.17)	(0.24)
Net asset value, end of period/year	$9.88	$9.81	$9.54	$9.47	$10.15	$10.14
Total return	2.95%(C)	7.32%	4.33%	(4.99)%	1.77%	2.74%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$240,647	$229,653	$205,448	$201,252	$217,665	$36,002
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41%(D)	0.42%	0.42%	0.41%	0.40%	0.42%
Including waiver and/or reimbursement and recapture	0.41%(D)	0.42%	0.42%	0.41%	0.40%	0.42%
Net investment income (loss) to average net assets	4.42%(D)	4.28%	3.47%	1.73%	1.54%	2.32%
Portfolio turnover rate	29%(C)	73%	63%	56%	44%	44%

(A)	Calculated based on average number of shares outstanding.
(B)
The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Short-Term Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$15,723,505	$—	$—	$—	$15,723,505
Total Borrowings	$15,723,505	$—	$—	$—	$15,723,505
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2025 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$1,654,588	$—	$—	$—	$—	$1,654,588
Total	$1,654,588	$—	$—	$—	$—	$1,654,588

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(2,366,969)	$—	$—	$—	$—	$(2,366,969)
Total	$(2,366,969)	$—	$—	$—	$—	$(2,366,969)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$3,238,178	$—	$—	$—	$—	$3,238,178
Total	$3,238,178	$—	$—	$—	$—	$3,238,178
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2025.
Futures contracts:
Average notional value of contracts — long	$273,134,226
Average notional value of contracts — short	(35,797,004)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Privately placed and other restricted securities risk: Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a fund prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by the Fund could adversely affect the marketability of such securities and the Fund might be unable to dispose
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
of such securities promptly or at reasonable prices, adversely affecting the Fund’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$252,457,266	7.53%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.42%
Over $250 million up to $500 million	0.39
Over $500 million up to $1 billion	0.37
Over $1 billion	0.36
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.76%	March 1, 2026
Class C	1.54	March 1, 2026
Class I	0.56	March 1, 2026
Class I2, Class R6	0.46	March 1, 2026
Class I3	0.47	March 1, 2026
Class R	1.00	March 1, 2026
Class R4	0.65	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R4 (B)	$—	$3,200	$5,121	$2,009	$10,330

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
(B)	Commenced operations on December 9, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$43,914	$9,066
Class C	—	8,611
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,371,207	$244,143
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$629,986,083	$307,653,199	$775,938,799	$235,326,052
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$3,343,210,908	$30,088,748	$(24,661,298)	$5,427,450
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Short-Term Bond

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453849 TA STB 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Small Cap Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Banks - 5.2%
Bank OZK	18,245	$ 777,237
Cadence Bank	27,310	799,091
Home BancShares, Inc.	62,265	1,727,854
Triumph Financial, Inc. (A)	19,865	1,061,188
		4,365,370
Biotechnology - 3.4%
ADMA Biologics, Inc. (A)	121,244	2,885,607
Building Products - 7.0%
AAON, Inc.	31,855	2,907,406
AZEK Co., Inc. (A)	32,943	1,632,655
Simpson Manufacturing Co., Inc.	8,535	1,311,744
		5,851,805
Capital Markets - 1.7%
Lazard, Inc.	37,320	1,451,748
Commercial Services & Supplies - 4.7%
Casella Waste Systems, Inc., Class A (A)	26,225	3,080,126
MSA Safety, Inc.	5,670	892,572
		3,972,698
Construction & Engineering - 1.8%
WillScot Holdings Corp.	59,300	1,489,616
Consumer Staples Distribution & Retail - 2.8%
Sprouts Farmers Market, Inc. (A)	13,520	2,311,920
Diversified Consumer Services - 1.5%
OneSpaWorld Holdings Ltd.	75,070	1,253,669
Energy Equipment & Services - 2.9%
Aris Water Solutions, Inc., Class A	65,815	1,642,742
Oceaneering International, Inc. (A)	45,030	799,283
		2,442,025
Financial Services - 0.2%
Repay Holdings Corp. (A)	40,969	163,876
Food Products - 2.3%
J & J Snack Foods Corp.	14,760	1,912,748
Ground Transportation - 1.3%
Saia, Inc. (A)	4,310	1,051,640
Health Care Equipment & Supplies - 4.6%
LeMaitre Vascular, Inc.	26,357	2,391,634
Merit Medical Systems, Inc. (A)	15,430	1,457,364
		3,848,998
Health Care Providers & Services - 6.4%
Chemed Corp.	4,360	2,535,383
HealthEquity, Inc. (A)	33,415	2,864,334
		5,399,717
Health Care Technology - 0.9%
Simulations Plus, Inc.	22,790	782,837
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 5.2%
Texas Roadhouse, Inc.	20,960	$ 3,478,522
Wingstop, Inc.	3,355	885,351
		4,363,873
Household Durables - 3.0%
Champion Homes, Inc. (A)	21,612	1,869,438
TopBuild Corp. (A)	2,270	671,375
		2,540,813
Life Sciences Tools & Services - 7.2%
Medpace Holdings, Inc. (A)	4,975	1,534,240
Mesa Laboratories, Inc.	11,394	1,313,158
Repligen Corp. (A)	12,320	1,700,037
Stevanato Group SpA (B)	72,287	1,507,907
		6,055,342
Machinery - 2.8%
Federal Signal Corp.	28,345	2,308,133
Oil, Gas & Consumable Fuels - 6.3%
Excelerate Energy, Inc., Class A	96,210	2,461,052
Magnolia Oil & Gas Corp., Class A	55,890	1,147,422
Permian Resources Corp.	143,280	1,690,704
		5,299,178
Pharmaceuticals - 4.3%
ANI Pharmaceuticals, Inc. (A)	26,376	1,867,948
Ligand Pharmaceuticals, Inc. (A)	15,610	1,714,915
		3,582,863
Professional Services - 5.5%
Paylocity Holding Corp. (A)	13,135	2,523,233
UL Solutions, Inc., Class A	35,830	2,049,118
		4,572,351
Semiconductors & Semiconductor Equipment - 0.9%
PDF Solutions, Inc. (A)	41,908	769,012
Software - 14.5%
Appfolio, Inc., Class A (A)	10,310	2,129,221
Guidewire Software, Inc. (A)	9,080	1,859,312
I3 Verticals, Inc., Class A (A)	46,135	1,158,911
Monday.com Ltd. (A)	3,180	893,548
nCino, Inc. (A)(B)	33,197	770,170
Pegasystems, Inc.	44,405	4,088,813
Workiva, Inc. (A)	16,405	1,234,804
		12,134,779
Specialty Retail - 1.4%
Boot Barn Holdings, Inc. (A)	10,930	1,140,436
Total Common Stocks (Cost $63,368,000)		81,951,054
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (C)	50,203	$ 50,203
Total Other Investment Company (Cost $50,203)		50,203

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 1.80% (C), dated 04/30/2025, to be repurchased at $2,200,831 on 05/01/2025. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2043, and with a value of $2,244,861.	$ 2,200,721	2,200,721
Total Repurchase Agreement (Cost $2,200,721)		2,200,721
Total Investments (Cost $65,618,924)		84,201,978
Net Other Assets (Liabilities) - (0.5)%		(435,855)
Net Assets - 100.0%		$ 83,766,123
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$81,951,054	$—	$—	$81,951,054
Other Investment Company	50,203	—	—	50,203
Repurchase Agreement	—	2,200,721	—	2,200,721
Total Investments	$82,001,257	$2,200,721	$—	$84,201,978
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $1,286,742, collateralized by cash collateral of $50,203 and non-cash collateral, such as U.S. government securities of $1,270,701. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2025.
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $63,418,203) (including securities loaned of $1,286,742)	$82,001,257
Repurchase agreement, at value (cost $2,200,721)	2,200,721
Receivables and other assets:
Investments sold	36,000
Net income from securities lending	289
Shares of beneficial interest sold	23,626
Dividends	39
Interest	110
Prepaid expenses	2,544
Total assets	84,264,586
Liabilities:
Cash collateral received upon return of:
Securities on loan	50,203
Payables and other liabilities:
Investments purchased	334,640
Shares of beneficial interest redeemed	29,107
Investment management fees	33,385
Distribution and service fees	6,324
Transfer agent fees	6,203
Trustee and CCO fees	514
Audit and tax fees	10,816
Custody fees	14,086
Legal fees	3,404
Printing and shareholder reports fees	3,140
Other accrued expenses	6,641
Total liabilities	498,463
Net assets	$83,766,123
Net assets consist of:
Paid-in capital	$62,561,225
Total distributable earnings (accumulated losses)	21,204,898
Net assets	$83,766,123
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2025
(unaudited)
Net assets by class:
Class A	$17,181,994
Class C	958,003
Class I	9,436,313
Class I2	38,294,498
Class I3	7,007,986
Class R	5,285,359
Class R4	165,568
Class R6	5,436,402
Shares outstanding (unlimited shares, no par value):
Class A	3,445,326
Class C	247,443
Class I	1,729,803
Class I2	6,768,737
Class I3	1,241,104
Class R	991,223
Class R4	29,759
Class R6	960,997
Net asset value per share: (A)
Class A	$4.99
Class C	3.87
Class I	5.46
Class I2	5.66
Class I3	5.65
Class R	5.33
Class R4	5.56
Class R6	5.66
Maximum offering price per share: (B)
Class A	$5.28

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and Class C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$356,660
Interest income	26,136
Net income from securities lending	1,149
Total investment income	383,945
Expenses:
Investment management fees	456,739
Distribution and service fees:
Class A	22,383
Class C	6,079
Class R	18,990
Class R4	208
Transfer agent fees:
Class A	26,315
Class C	1,582
Class I	8,455
Class I2	1,644
Class I3	424
Class R	92
Class R4	6
Class R6	254
Trustee and CCO fees	2,348
Audit and tax fees	13,522
Custody fees	11,439
Legal fees	4,916
Printing and shareholder reports fees	5,217
Registration fees	55,256
Other	16,483
Total expenses before waiver and/or reimbursement and recapture	652,352
Expenses waived and/or reimbursed:
Class A	(21,307)
Class C	(1,282)
Class I	(7,038)
Class I2	(19,804)
Class I3	(5,654)
Class R	(2,959)
Class R4	(164)
Class R6	(3,100)
Recapture of previously waived and/or reimbursed fees:
Class A	1,474
Class C	18
Class I	399
Class I2	1,155
Class I3	848
Class R	12
Class R4	10
Class R6	216
Net expenses	595,176
Net investment income (loss)	(211,231)
Net realized gain (loss) on:
Investments	4,892,296
Net change in unrealized appreciation (depreciation) on:
Investments	(8,322,519)
Net realized and change in unrealized gain (loss)	(3,430,223)
Net increase (decrease) in net assets resulting from operations	$(3,641,454)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$(211,231)	$(584,214)
Net realized gain (loss)	4,892,296	13,936,680
Net change in unrealized appreciation (depreciation)	(8,322,519)	13,788,974
Net increase (decrease) in net assets resulting from operations	(3,641,454)	27,141,440
Dividends and/or distributions to shareholders:
Class A	(2,537,032)	(712,266)
Class C	(210,663)	(102,287)
Class I	(2,214,202)	(1,156,463)
Class I2	(4,936,809)	(3,749,302)
Class I3	(859,752)	(882,279)
Class R	(717,430)	(567,870)
Class R4	(18,530)	(8,123)
Class R6	(672,086)	(272,085)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(12,166,504)	(7,450,675)
Capital share transactions:
Proceeds from shares sold:
Class A	14,008,640	5,220,913
Class C	65,070	219,355
Class I	2,867,652	15,420,084
Class I2	5,757,383	5,426,000
Class I3	1,036,741	510,665
Class R	398,165	746,474
Class R4	22,901	41,307
Class R6	3,006,614	355,085
	27,163,166	27,939,883
Dividends and/or distributions reinvested:
Class A	2,537,032	710,820
Class C	210,663	102,287
Class I	2,214,061	1,156,165
Class I2	4,386,497	2,129,811
Class I3	859,752	882,279
Class R	717,430	567,870
Class R4	18,530	8,123
Class R6	672,086	272,085
	11,616,051	5,829,440
Cost of shares redeemed:
Class A	(9,840,339)	(6,670,582)
Class C	(174,068)	(370,890)
Class I	(12,480,709)	(19,326,701)
Class I2	(9,091,609)	(48,361,665)
Class I3	(13,551,885)	(2,668,716)
Class R	(6,396,438)	(2,406,945)
Class R4	(10,750)	(67,450)
Class R6	(3,199,700)	(843,580)
	(54,745,498)	(80,716,529)
Automatic conversions:
Class A	318,356	281,828
Class C	(318,356)	(281,828)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(15,966,281)	(46,947,206)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	24 (A)
Class C	—	20 (A)
	—	44
Net increase (decrease) in net assets	(31,774,239)	(27,256,397)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Net assets:
Beginning of period/year	$115,540,362	$142,796,759
End of period/year	$83,766,123	$115,540,362
Capital share transactions - shares:
Shares issued:
Class A	2,213,418	858,746
Class C	15,490	44,586
Class I	484,701	2,343,171
Class I2	893,979	810,662
Class I3	160,000	75,627
Class R	62,284	117,929
Class R4	3,795	6,233
Class R6	479,684	53,732
	4,313,351	4,310,686
Shares reinvested:
Class A	457,123	118,866
Class C	48,765	21,090
Class I	364,755	179,250
Class I2	697,376	320,755
Class I3	136,903	132,873
Class R	120,779	89,428
Class R4	2,994	1,238
Class R6	106,850	40,977
	1,935,545	904,477
Shares redeemed:
Class A	(1,616,509)	(1,107,197)
Class C	(35,314)	(75,419)
Class I	(2,136,344)	(2,945,031)
Class I2	(1,419,488)	(7,176,580)
Class I3	(1,917,939)	(400,159)
Class R	(956,257)	(374,841)
Class R4	(1,504)	(10,040)
Class R6	(512,669)	(126,597)
	(8,596,024)	(12,215,864)
Automatic conversions:
Class A	56,315	47,212
Class C	(72,421)	(58,180)
	(16,106)	(10,968)
Net increase (decrease) in shares outstanding:
Class A	1,110,347	(82,373)
Class C	(43,480)	(67,923)
Class I	(1,286,888)	(422,610)
Class I2	171,867	(6,045,163)
Class I3	(1,621,036)	(191,659)
Class R	(773,194)	(167,484)
Class R4	5,285	(2,569)
Class R6	73,865	(31,888)
	(2,363,234)	(7,011,669)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$6.00	$5.32	$5.66	$9.13	$6.55	$6.43
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.04)	(0.05)	(0.06)	(0.07)	(0.07)
Net realized and unrealized gain (loss)	(0.21)	1.02	(0.05)	(2.44)	3.32	0.65
Total investment operations	(0.23)	0.98	(0.10)	(2.50)	3.25	0.58
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)	(0.46)
Net asset value, end of period/year	$4.99	$6.00	$5.32	$5.66	$9.13	$6.55
Total return (E)	(5.14)%(F)	18.36%(C)	(1.70)%	(30.18)%(D)	51.78%	9.34%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,182	$14,000	$12,854	$14,396	$24,973	$16,017
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.62%(G)	1.47%	1.47%	1.42%	1.34%	1.42%
Including waiver and/or reimbursement and recapture	1.40%(G)	1.40%	1.40%	1.40%	1.38%	1.40%
Net investment income (loss) to average net assets	(0.70)%(G)	(0.69)%	(0.85)%	(0.94)%	(0.91)%	(1.07)%
Portfolio turnover rate	24%(F)	47%	37%	38%	40%	69%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$4.83	$4.37	$4.73	$7.83	$5.73	$5.72
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.07)	(0.07)	(0.10)	(0.12)	(0.10)
Net realized and unrealized gain (loss)	(0.15)	0.83	(0.05)	(2.04)	2.89	0.57
Total investment operations	(0.18)	0.76	(0.12)	(2.14)	2.77	0.47
Contributions from affiliate	—	0.00 (B)(C)	—	0.01 (D)	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)	(0.46)
Net asset value, end of period/year	$3.87	$4.83	$4.37	$4.73	$7.83	$5.73
Total return (E)	(5.40)%(F)	17.27%(C)	(2.50)%	(30.50)%(D)	50.73%	8.52%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$958	$1,406	$1,567	$2,041	$4,305	$3,771
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.34%(G)	2.24%	2.23%	2.16%	2.08%	2.15%
Including waiver and/or reimbursement and recapture	2.13%(G)	2.13%	2.13%	2.14%	2.11%	2.15%(H)
Net investment income (loss) to average net assets	(1.39)%(G)	(1.42)%	(1.58)%	(1.69)%	(1.64)%	(1.81)%
Portfolio turnover rate	24%(F)	47%	37%	38%	40%	69%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.20%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$6.48	$5.71	$6.05	$9.65	$6.87	$6.71
Investment operations:
Net investment income (loss) (A)	(0.01)	(0.03)	(0.03)	(0.05)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	(0.23)	1.10	(0.07)	(2.58)	3.50	0.67
Total investment operations	(0.24)	1.07	(0.10)	(2.63)	3.45	0.62
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)	(0.46)
Net asset value, end of period/year	$5.46	$6.48	$5.71	$6.05	$9.65	$6.87
Total return	(4.91)%(B)	18.69%	(1.59)%	(29.87)%	52.32%	9.56%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,436	$19,559	$19,647	$21,199	$48,376	$35,706
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.18%(C)	1.12%	1.11%	1.09%	1.06%	1.09%
Including waiver and/or reimbursement and recapture	1.10%(C)	1.10%	1.10%	1.08%	1.06%	1.09%
Net investment income (loss) to average net assets	(0.39)%(C)	(0.41)%	(0.55)%	(0.64)%	(0.59)%	(0.76)%
Portfolio turnover rate	24%(B)	47%	37%	38%	40%	69%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$6.69	$5.88	$6.21	$9.88	$7.02	$6.83
Investment operations:
Net investment income (loss) (A)	(0.01)	(0.02)	(0.03)	(0.04)	(0.04)	(0.05)
Net realized and unrealized gain (loss)	(0.24)	1.13	(0.06)	(2.66)	3.57	0.70
Total investment operations	(0.25)	1.11	(0.09)	(2.70)	3.53	0.65
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)	(0.46)
Net asset value, end of period/year	$5.66	$6.69	$5.88	$6.21	$9.88	$7.02
Total return	(4.90)%(B)	18.85%	(1.38)%	(29.89)%	52.35%	9.85%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$38,295	$44,131	$74,348	$70,676	$142,112	$79,099
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09%(C)	1.02%	1.02%	0.99%	0.96%	1.00%
Including waiver and/or reimbursement and recapture	1.00%(C)	1.00%	1.00%	0.99%	0.97%	1.00%(D)
Net investment income (loss) to average net assets	(0.28)%(C)	(0.28)%	(0.45)%	(0.54)%	(0.49)%	(0.69)%
Portfolio turnover rate	24%(B)	47%	37%	38%	40%	69%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement and recapture rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$6.68	$5.88	$6.21	$9.87	$7.01	$6.83
Investment operations:
Net investment income (loss) (A)	(0.01)	(0.02)	(0.03)	(0.04)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	(0.24)	1.12	(0.06)	(2.65)	3.58	0.68
Total investment operations	(0.25)	1.10	(0.09)	(2.69)	3.53	0.64
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)	(0.46)
Net asset value, end of period/year	$5.65	$6.68	$5.88	$6.21	$9.87	$7.01
Total return	(4.91)%(B)	18.67%	(1.38)%	(29.81)%	52.42%	9.69%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,008	$19,127	$17,942	$22,433	$34,682	$28,089
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09%(C)	1.02%	1.02%	1.00%	0.96%	1.00%
Including waiver and/or reimbursement and recapture	1.00%(C)	1.00%	1.00%	1.00%	0.99%	1.00%(D)
Net investment income (loss) to average net assets	(0.16)%(C)	(0.29)%	(0.45)%	(0.53)%	(0.51)%	(0.67)%
Portfolio turnover rate	24%(B)	47%	37%	38%	40%	69%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement and recapture rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$6.36	$5.63	$5.99	$9.60	$6.87	$6.72
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.05)	(0.06)	(0.07)	(0.08)	(0.08)
Net realized and unrealized gain (loss)	(0.23)	1.08	(0.06)	(2.57)	3.48	0.69
Total investment operations	(0.25)	1.03	(0.12)	(2.64)	3.40	0.61
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)	(0.46)
Net asset value, end of period/year	$5.33	$6.36	$5.63	$5.99	$9.60	$6.87
Total return	(5.18)%(B)	18.23%	(1.96)%	(30.16)%	51.54%	9.38%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,285	$11,224	$10,880	$13,897	$21,336	$14,838
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.58%(C)	1.51%	1.51%	1.49%	1.46%	1.49%
Including waiver and/or reimbursement and recapture	1.50%(C)	1.50%	1.50%	1.49%	1.46%	1.49%
Net investment income (loss) to average net assets	(0.70)%(C)	(0.79)%	(0.95)%	(1.03)%	(0.98)%	(1.15)%
Portfolio turnover rate	24%(B)	47%	37%	38%	40%	69%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$6.59	$5.81	$6.15	$9.80	$6.98	$6.80
Investment operations:
Net investment income (loss) (A)	(0.01)	(0.03)	(0.04)	(0.05)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	(0.24)	1.11	(0.06)	(2.63)	3.55	0.69
Total investment operations	(0.25)	1.08	(0.10)	(2.68)	3.49	0.64
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)	(0.46)
Net asset value, end of period/year	$5.56	$6.59	$5.81	$6.15	$9.80	$6.98
Total return	(4.99)% (B)	18.54%	(1.57)%	(29.93)%	52.06%	9.74%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$166	$161	$157	$186	$249	$93
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.34%(C)	1.27%	1.27%	1.25%	1.21%	1.25%
Including waiver and/or reimbursement and recapture	1.15%(C)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss) to average net assets	(0.43)%(C)	(0.44)%	(0.60)%	(0.69)%	(0.65)%	(0.77)%
Portfolio turnover rate	24%(B)	47%	37%	38%	40%	69%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$6.69	$5.88	$6.21	$9.87	$7.01	$6.83
Investment operations:
Net investment income (loss) (A)	(0.01)	(0.02)	(0.03)	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	(0.24)	1.13	(0.06)	(2.65)	3.57	0.68
Total investment operations	(0.25)	1.11	(0.09)	(2.69)	3.53	0.64
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)	(0.46)
Net asset value, end of period/year	$5.66	$6.69	$5.88	$6.21	$9.87	$7.01
Total return	(4.90)%(B)	18.85%	(1.38)%	(29.82)%	52.42%	9.69%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,436	$5,932	$5,402	$5,477	$121	$80
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09%(C)	1.02%	1.02%	1.00%	0.96%	1.00%
Including waiver and/or reimbursement and recapture	1.00%(C)	1.00%	1.00%	1.00%	0.96%	1.00%
Net investment income (loss) to average net assets	(0.32)%(C)	(0.29)%	(0.45)%	(0.54)%	(0.48)%	(0.66)%
Portfolio turnover rate	24%(B)	47%	37%	38%	40%	69%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Small Cap Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $938.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$50,203	$—	$—	$—	$50,203
Total Borrowings	$50,203	$—	$—	$—	$50,203
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$39,788,908	47.50%
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $300 million	0.87%
Over $300 million	0.83
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.40%	March 1, 2026
Class C	2.13	March 1, 2026
Class I	1.10	March 1, 2026
Class I2, Class I3, Class R6	1.00	March 1, 2026
Class R	1.54	March 1, 2026
Class R4	1.15	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$412	$10,189	$11,255	$21,307	$43,163
Class C	574	1,979	1,745	1,282	5,580
Class I	—	4,376	3,987	7,038	15,401
Class I2	—	9,616	14,130	19,804	43,550
Class I3	—	2,363	4,115	5,654	12,132
Class R	—	—	—	1,520	1,520
Class R4	88	183	240	164	675
Class R6	—	568	1,265	3,100	4,933

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$5,204	$10
Class C	—	19
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$38,413	$6,076
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$24,231,719	$—	$51,367,241	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$65,618,924	$23,224,634	$(4,641,580)	$18,583,054
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Growth

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453838 TA SCG 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Small Cap Value
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 2.0%
Curtiss-Wright Corp.	1,675	$ 577,691
Elbit Systems Ltd.	625	248,431
V2X, Inc. (A)	12,300	612,048
		1,438,170
Automobile Components - 1.0%
Gentex Corp.	10,300	224,334
Visteon Corp. (A)	6,250	494,938
		719,272
Banks - 17.3%
Atlantic Union Bankshares Corp.	38,800	1,074,760
Berkshire Hills Bancorp, Inc.	26,150	649,305
Columbia Banking System, Inc.	41,750	936,035
Community West Bancshares	5,450	95,375
Dime Community Bancshares, Inc.	27,900	716,751
Eastern Bankshares, Inc.	44,000	656,480
First Citizens BancShares, Inc., Class A	500	889,570
First Community Bankshares, Inc.	8,250	310,860
First Merchants Corp.	20,500	730,620
Hancock Whitney Corp.	2,600	135,434
OceanFirst Financial Corp.	26,150	433,044
Princeton Bancorp, Inc.	3,350	102,108
Provident Financial Services, Inc.	49,000	802,130
TrustCo Bank Corp.	30,500	928,725
UMB Financial Corp.	10,350	978,799
United Bankshares, Inc.	10,250	351,473
United Community Banks, Inc.	23,200	640,552
WaFd, Inc.	36,350	1,037,065
Webster Financial Corp.	25,250	1,194,325
		12,663,411
Biotechnology - 1.5%
Catalyst Pharmaceuticals, Inc. (A)	3,900	94,731
Exelixis, Inc. (A)	25,500	998,325
		1,093,056
Building Products - 3.1%
American Woodmark Corp. (A)	7,750	457,250
Gibraltar Industries, Inc. (A)	2,100	111,195
Hayward Holdings, Inc. (A)	32,600	434,558
Owens Corning	5,725	832,472
Quanex Building Products Corp.	28,300	465,252
		2,300,727
Capital Markets - 2.5%
Piper Sandler Cos.	4,000	964,480
Stifel Financial Corp.	9,850	844,046
		1,808,526
Chemicals - 0.6%
Huntsman Corp.	13,300	177,023
LSB Industries, Inc. (A)	46,600	297,308
		474,331
	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 0.6%
HNI Corp.	10,200	$ 431,460
Tetra Tech, Inc.	1,300	40,547
		472,007
Communications Equipment - 0.3%
Harmonic, Inc. (A)	24,650	221,357
KVH Industries, Inc. (A)	1,000	5,110
Silicom Ltd. (A)	1,850	26,159
		252,626
Construction & Engineering - 4.0%
Comfort Systems USA, Inc.	1,825	725,529
EMCOR Group, Inc.	3,250	1,302,275
Granite Construction, Inc.	10,800	877,932
		2,905,736
Consumer Staples Distribution & Retail - 0.7%
Ingles Markets, Inc., Class A	4,875	300,739
Village Super Market, Inc., Class A	6,650	245,052
		545,791
Containers & Packaging - 0.5%
Greif, Inc., Class A	7,300	383,104
Diversified Consumer Services - 1.5%
American Public Education, Inc. (A)	1,350	31,725
Stride, Inc. (A)	7,500	1,066,875
		1,098,600
Diversified REITs - 0.6%
Broadstone Net Lease, Inc.	27,200	440,096
Electric Utilities - 0.8%
Portland General Electric Co.	14,650	617,058
Electrical Equipment - 2.0%
Acuity, Inc.	525	127,895
LSI Industries, Inc.	61,250	924,263
Regal Rexnord Corp.	3,850	407,484
		1,459,642
Electronic Equipment, Instruments & Components - 3.4%
Coherent Corp. (A)	5,150	331,248
IPG Photonics Corp. (A)	2,250	134,753
Itron, Inc. (A)	3,000	333,870
OSI Systems, Inc. (A)	6,300	1,289,862
Vishay Intertechnology, Inc.	32,850	426,721
		2,516,454
Energy Equipment & Services - 1.9%
Helix Energy Solutions Group, Inc. (A)	66,150	402,853
Helmerich & Payne, Inc.	13,850	261,627
Noble Corp. PLC	14,150	307,621
Seadrill Ltd. (A)	10,850	222,859
Select Water Solutions, Inc.	20,150	171,678
		1,366,638
Entertainment - 1.8%
Madison Square Garden Entertainment Corp. (A)	17,900	580,676
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Madison Square Garden Sports Corp. (A)	2,850	$ 548,824
Sphere Entertainment Co. (A)(B)	6,300	171,675
		1,301,175
Food Products - 1.5%
Nomad Foods Ltd.	37,850	756,622
Smithfield Foods, Inc.	13,900	308,719
		1,065,341
Ground Transportation - 0.5%
U-Haul Holding Co.	6,250	342,500
Health Care Equipment & Supplies - 1.8%
AngioDynamics, Inc. (A)	46,450	431,520
Inmode Ltd. (A)	26,250	370,125
Integra LifeSciences Holdings Corp. (A)	22,300	365,497
OraSure Technologies, Inc. (A)	21,000	62,790
QuidelOrtho Corp. (A)	1,850	51,412
		1,281,344
Health Care Providers & Services - 2.4%
AMN Healthcare Services, Inc. (A)	4,900	100,107
Cross Country Healthcare, Inc. (A)	500	6,775
Encompass Health Corp.	9,600	1,123,104
Enhabit, Inc. (A)	34,450	275,255
National HealthCare Corp.	2,450	231,501
		1,736,742
Health Care REITs - 2.8%
Community Healthcare Trust, Inc.	29,600	505,568
Healthpeak Properties, Inc.	36,000	642,240
Sabra Health Care, Inc.	49,250	879,112
		2,026,920
Hotel & Resort REITs - 1.3%
Apple Hospitality, Inc.	48,850	574,965
DiamondRock Hospitality Co.	39,600	290,664
Summit Hotel Properties, Inc.	20,400	83,028
		948,657
Hotels, Restaurants & Leisure - 1.4%
Bloomin' Brands, Inc.	12,400	99,448
Churchill Downs, Inc.	4,475	404,585
Golden Entertainment, Inc.	14,350	368,795
Lucky Strike Entertainment Corp., Class C (B)	18,900	177,660
		1,050,488
Household Durables - 2.3%
Helen of Troy Ltd. (A)	5,600	156,016
KB Home	11,100	599,733
La-Z-Boy, Inc.	11,100	438,450
PulteGroup, Inc.	2,500	256,450
Sonos, Inc. (A)	28,000	257,880
		1,708,529
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	7,900	498,490
	Shares	Value
COMMON STOCKS (continued)
Industrial REITs - 0.7%
LXP Industrial Trust	66,500	$ 524,685
Insurance - 3.8%
Everest Group Ltd.	2,675	959,870
Old Republic International Corp.	22,250	836,600
Selective Insurance Group, Inc.	6,900	601,887
United Fire Group, Inc.	14,450	399,832
		2,798,189
IT Services - 0.4%
ASGN, Inc. (A)	5,600	282,128
Leisure Products - 0.8%
BRP, Inc. (B)	2,900	98,281
MasterCraft Boat Holdings, Inc. (A)	21,400	351,816
Polaris, Inc.	4,700	159,612
		609,709
Life Sciences Tools & Services - 0.3%
Azenta, Inc. (A)	7,400	194,916
Maravai LifeSciences Holdings, Inc., Class A (A)	22,600	45,652
		240,568
Machinery - 3.2%
Columbus McKinnon Corp.	3,200	47,520
Douglas Dynamics, Inc.	6,800	163,064
Gencor Industries, Inc. (A)	14,600	185,274
Miller Industries, Inc.	8,000	326,480
Mueller Industries, Inc.	20,150	1,482,234
Oshkosh Corp.	2,000	167,520
		2,372,092
Media - 0.2%
Perion Network Ltd. (A)(B)	12,450	116,159
Metals & Mining - 1.8%
Commercial Metals Co.	12,100	538,934
Kaiser Aluminum Corp.	6,300	406,098
Metallus, Inc. (A)	30,450	385,192
		1,330,224
Multi-Utilities - 2.0%
Northwestern Energy Group, Inc.	25,450	1,481,953
Office REITs - 0.2%
Piedmont Office Realty Trust, Inc., Class A	28,000	165,480
Oil, Gas & Consumable Fuels - 4.2%
Delek U.S. Holdings, Inc.	20,350	264,957
Magnolia Oil & Gas Corp., Class A	67,100	1,377,563
Ovintiv, Inc.	18,000	604,440
REX American Resources Corp. (A)	15,400	611,688
Teekay Tankers Ltd., Class A	5,600	238,392
		3,097,040
Pharmaceuticals - 4.1%
Amphastar Pharmaceuticals, Inc. (A)	8,000	195,280
Innoviva, Inc. (A)	43,400	811,146
Jazz Pharmaceuticals PLC (A)	8,475	991,236
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Perrigo Co. PLC	29,650	$ 762,598
Supernus Pharmaceuticals, Inc. (A)	7,450	241,976
		3,002,236
Professional Services - 3.8%
FTI Consulting, Inc. (A)	450	74,826
Heidrick & Struggles International, Inc.	12,000	468,240
ICF International, Inc.	3,900	331,344
KBR, Inc.	16,000	844,960
Leidos Holdings, Inc.	3,800	559,284
Science Applications International Corp.	4,000	484,120
		2,762,774
Real Estate Management & Development - 0.5%
Newmark Group, Inc., Class A	34,500	379,155
Retail REITs - 1.4%
Agree Realty Corp.	7,450	578,195
Kite Realty Group Trust	20,000	433,000
		1,011,195
Semiconductors & Semiconductor Equipment - 3.9%
Cohu, Inc. (A)	20,300	324,800
Kulicke & Soffa Industries, Inc.	3,750	120,863
Magnachip Semiconductor Corp. (A)	28,250	88,705
MKS Instruments, Inc.	5,400	378,756
Onto Innovation, Inc. (A)	3,150	384,205
Silicon Motion Technology Corp., ADR	13,600	673,200
Tower Semiconductor Ltd. (A)	16,150	577,847
Universal Display Corp.	2,650	332,919
		2,881,295
Software - 2.1%
Adeia, Inc.	51,700	636,427
Progress Software Corp.	14,700	881,412
		1,517,839
Specialty Retail - 3.4%
Abercrombie & Fitch Co., Class A (A)	6,625	459,907
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Academy Sports & Outdoors, Inc.	4,600	$ 173,328
American Eagle Outfitters, Inc.	25,700	270,621
Urban Outfitters, Inc. (A)	19,500	1,029,210
Williams-Sonoma, Inc.	3,525	544,507
		2,477,573
Textiles, Apparel & Luxury Goods - 1.2%
Steven Madden Ltd.	13,000	273,000
Tapestry, Inc.	8,350	589,928
		862,928
Total Common Stocks (Cost $79,557,230)		72,428,653
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (C)	448,299	448,299
Total Other Investment Company (Cost $448,299)		448,299

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.80% (C), dated 04/30/2025, to be repurchased at $790,416 on 05/01/2025. Collateralized by a U.S. Government Obligation, 3.00%, due 05/16/2047, and with a value of $806,338.	$ 790,376	790,376
Total Repurchase Agreement (Cost $790,376)		790,376
Total Investments (Cost $80,795,905)		73,667,328
Net Other Assets (Liabilities) - (0.5)%		(341,748)
Net Assets - 100.0%		$ 73,325,580
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$72,428,653	$—	$—	$72,428,653
Other Investment Company	448,299	—	—	448,299
Repurchase Agreement	—	790,376	—	790,376
Total Investments	$72,876,952	$790,376	$—	$73,667,328
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $554,922, collateralized by cash collateral of $448,299 and non-cash collateral, such as U.S. government securities of $125,401. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2025.
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $80,005,529) (including securities loaned of $554,922)	$72,876,952
Repurchase agreement, at value (cost $790,376)	790,376
Receivables and other assets:
Net income from securities lending	1,385
Shares of beneficial interest sold	113,631
Dividends	13,363
Interest	39
Prepaid expenses	29,719
Total assets	73,825,465
Liabilities:
Cash collateral received upon return of:
Securities on loan	448,299
Payables and other liabilities:
Shares of beneficial interest redeemed	4,040
Investment management fees	3,512
Distribution and service fees	3,100
Transfer agent fees	3,124
Trustee and CCO fees	439
Audit and tax fees	10,617
Custody fees	13,746
Legal fees	2,322
Printing and shareholder reports fees	6,752
Other accrued expenses	3,934
Total liabilities	499,885
Net assets	$73,325,580
Net assets consist of:
Paid-in capital	$77,169,428
Total distributable earnings (accumulated losses)	(3,843,848)
Net assets	$73,325,580
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2025
(unaudited)
Net assets by class:
Class A	$8,665,310
Class C	370,831
Class I	2,188,527
Class I2	47,122,369
Class I3	6,514,364
Class R	2,644,660
Class R4	143,118
Class R6	5,676,401
Shares outstanding (unlimited shares, no par value):
Class A	2,063,147
Class C	94,392
Class I	488,492
Class I2	10,890,210
Class I3	1,495,437
Class R	604,193
Class R4	32,825
Class R6	1,290,340
Net asset value per share: (A)
Class A	$4.20
Class C	3.93
Class I	4.48
Class I2	4.33
Class I3	4.36
Class R	4.38
Class R4	4.36
Class R6	4.40
Maximum offering price per share: (B)
Class A	$4.44

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$1,005,600
Interest income	16,067
Net income from securities lending	16,990
Withholding taxes on foreign income	(407)
Total investment income	1,038,250
Expenses:
Investment management fees	384,159
Distribution and service fees:
Class A	10,463
Class C	2,169
Class R	10,082
Class R4	197
Transfer agent fees:
Class A	13,514
Class C	322
Class I	1,426
Class I2	2,053
Class I3	419
Class R	55
Class R4	6
Class R6	540
Trustee and CCO fees	2,100
Audit and tax fees	13,436
Custody fees	9,438
Legal fees	28,946
Printing and shareholder reports fees	9,748
Registration fees	48,654
Other	14,371
Total expenses before waiver and/or reimbursement and recapture	552,098
Expenses waived and/or reimbursed:
Class A	(16,062)
Class C	(394)
Class I	(2,494)
Class I2	(52,303)
Class I3	(10,565)
Class R	(3,620)
Class R4	(185)
Class R6	(13,270)
Recapture of previously waived and/or reimbursed fees:
Class A	1,772
Class C	27
Class I	134
Class I2	4,105
Class I3	732
Class R	221
Class R4	15
Class R6	593
Net expenses	460,804
Net investment income (loss)	577,446
Net realized gain (loss) on:
Investments	3,833,246
Foreign currency transactions	11
Net realized gain (loss)	3,833,257
Net change in unrealized appreciation (depreciation) on:
Investments	(13,635,319)
Net realized and change in unrealized gain (loss)	(9,802,062)
Net increase (decrease) in net assets resulting from operations	$(9,224,616)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$577,446	$954,944
Net realized gain (loss)	3,833,257	28,742,685
Net change in unrealized appreciation (depreciation)	(13,635,319)	11,822,048
Net increase (decrease) in net assets resulting from operations	(9,224,616)	41,519,677
Dividends and/or distributions to shareholders:
Class A	(2,276,259)	(209,787)
Class C	(109,023)	(10,543)
Class I	(629,048)	—
Class I2	(12,235,960)	(2,740,221)
Class I3	(1,639,477)	(570,906)
Class R	(643,460)	(158,802)
Class R4	(35,321)	(5,280)
Class R6	(4,764,440)	(629,520)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(22,332,988)	(4,325,059)
Capital share transactions:
Proceeds from shares sold:
Class A	7,981,375	1,735,604
Class C	942	74,152
Class I	681,537	1,956,986
Class I2	4,094,072	3,806,818
Class I3	1,063,093	432,951
Class R	147,629	543,035
Class R4	339	2,799
Class R6	3,380,237	15,073,846
	17,349,224	23,626,191
Dividends and/or distributions reinvested:
Class A	2,276,259	209,787
Class C	109,023	10,543
Class I	629,048	—
Class I2	12,235,960	2,740,221
Class I3	1,639,477	570,906
Class R	643,460	158,802
Class R4	35,321	5,280
Class R6	4,764,440	629,520
	22,332,988	4,325,059
Cost of shares redeemed:
Class A	(4,090,945)	(5,203,496)
Class C	(52,637)	(23,526)
Class I	(461,227)	(13,645,696)
Class I2	(6,029,555)	(152,600,534)
Class I3	(14,011,402)	(2,557,881)
Class R	(3,852,916)	(1,092,932)
Class R4	—	(57,996)
Class R6	(19,912,974)	(3,772,811)
	(48,411,656)	(178,954,872)
Automatic conversions:
Class A	10,654	126,616
Class C	(10,654)	(126,616)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(8,729,444)	(151,003,622)
Net increase (decrease) in net assets	(40,287,048)	(113,809,004)
Net assets:
Beginning of period/year	113,612,628	227,421,632
End of period/year	$73,325,580	$113,612,628
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	1,359,637	305,279
Class C	200	13,074
Class I	106,182	303,850
Class I2	810,867	662,838
Class I3	198,545	72,990
Class R	28,403	92,602
Class R4	67	497
Class R6	667,831	2,972,814
	3,171,732	4,423,944
Shares reinvested:
Class A	474,221	38,423
Class C	24,227	2,027
Class I	123,101	—
Class I2	2,476,915	491,960
Class I3	329,874	101,948
Class R	128,692	28,307
Class R4	7,093	941
Class R6	947,205	111,419
	4,511,328	775,025
Shares redeemed:
Class A	(746,065)	(887,867)
Class C	(11,708)	(4,491)
Class I	(95,897)	(2,763,693)
Class I2	(1,264,199)	(29,894,499)
Class I3	(2,231,997)	(446,418)
Class R	(613,239)	(187,158)
Class R4	—	(9,315)
Class R6	(3,818,867)	(648,424)
	(8,781,972)	(34,841,865)
Automatic conversions:
Class A	1,642	23,673
Class C	(1,738)	(24,851)
	(96)	(1,178)
Net increase (decrease) in shares outstanding:
Class A	1,089,435	(520,492)
Class C	10,981	(14,241)
Class I	133,386	(2,459,843)
Class I2	2,023,583	(28,739,701)
Class I3	(1,703,578)	(271,480)
Class R	(456,144)	(66,249)
Class R4	7,160	(7,877)
Class R6	(2,203,831)	2,435,809
	(1,099,008)	(29,644,074)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$6.12	$4.66	$6.55	$12.91	$8.13	$9.83
Investment operations:
Net investment income (loss) (A)	0.02	0.02	0.02	0.03	(0.00)(B)	0.05
Net realized and unrealized gain (loss)	(0.56)	1.59	(0.77)	(0.64)	4.78	(1.36)
Total investment operations	(0.54)	1.61	(0.75)	(0.61)	4.78	(1.31)
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.15)	(0.05)	(0.05)	—	(0.18)
Net realized gains	(1.34)	—	(1.09)	(5.70)	—	(0.21)
Total dividends and/or distributions to shareholders	(1.38)	(0.15)	(1.14)	(5.75)	—	(0.39)
Net asset value, end of period/year	$4.20	$6.12	$4.66	$6.55	$12.91	$8.13
Total return (D)	(11.74)%(E)	34.85%	(13.43)%	(7.92)%(C)	58.79%	(14.03)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,665	$5,962	$6,957	$8,559	$9,240	$4,246
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.64%(F)	1.39%	1.28%	1.24%	1.19%	1.39%
Including waiver and/or reimbursement and recapture	1.30%(F)(G)	1.29%	1.27%	1.21%	1.26%	1.30%
Net investment income (loss) to average net assets	0.78%(F)	0.39%	0.36%	0.48%	0.00%(H)	0.66%
Portfolio turnover rate	22%(E)	102%	33%	38%	94%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes interest expenses outside the operating expense limit.
(H)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$5.80	$4.42	$6.28	$12.60	$7.99	$9.67
Investment operations:
Net investment income (loss) (A)	0.00 (B)	(0.02)	(0.02)	(0.02)	(0.07)	(0.00)(B)
Net realized and unrealized gain (loss)	(0.53)	1.51	(0.73)	(0.63)	4.68	(1.36)
Total investment operations	(0.53)	1.49	(0.75)	(0.65)	4.61	(1.36)
Contributions from affiliate	—	—	—	0.03 (C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	(0.11)	(0.02)	—	—	(0.11)
Net realized gains	(1.34)	—	(1.09)	(5.70)	—	(0.21)
Total dividends and/or distributions to shareholders	(1.34)	(0.11)	(1.11)	(5.70)	—	(0.32)
Net asset value, end of period/year	$3.93	$5.80	$4.42	$6.28	$12.60	$7.99
Total return (D)	(12.13)%(E)	33.95%	(13.99)%	(8.28)%(C)	57.70%	(14.67)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$371	$484	$431	$572	$756	$581
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.21%(F)	2.13%	2.03%	1.99%	1.93%	2.05%
Including waiver and/or reimbursement and recapture	2.04%(F)	2.05%	2.03%	1.99%(G)	1.95%	2.05%(G)
Net investment income (loss) to average net assets	0.11%(F)	(0.35)%	(0.40)%	(0.29)%	(0.61)%	(0.06)%
Portfolio turnover rate	22%(E)	102%	33%	38%	94%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.39%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$6.45	$4.77	$6.67	$13.06	$8.22	$9.93
Investment operations:
Net investment income (loss) (A)	0.03	0.07	0.04	0.06	0.05	0.08
Net realized and unrealized gain (loss)	(0.61)	1.61	(0.79)	(0.66)	4.81	(1.38)
Total investment operations	(0.58)	1.68	(0.75)	(0.60)	4.86	(1.30)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	—	(0.06)	(0.09)	(0.02)	(0.20)
Net realized gains	(1.34)	—	(1.09)	(5.70)	—	(0.21)
Total dividends and/or distributions to shareholders	(1.39)	—	(1.15)	(5.79)	(0.02)	(0.41)
Net asset value, end of period/year	$4.48	$6.45	$4.77	$6.67	$13.06	$8.22
Total return	(11.65)%(B)	35.22%	(13.10)%	(7.72)%	59.14%	(13.77)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,189	$2,291	$13,415	$17,023	$19,027	$12,838
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.17%(C)	1.07%	0.96%	0.94%	0.90%	1.02%
Including waiver and/or reimbursement and recapture	1.00%(C)(D)	0.99%	0.96%	0.94%	0.91%	1.02%(E)
Net investment income (loss) to average net assets	1.17%(C)	1.11%	0.67%	0.75%	0.41%	0.96%
Portfolio turnover rate	22%(B)	102%	33%	38%	94%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes interest expenses outside the operating expense limit.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$6.27	$4.77	$6.68	$13.08	$8.23	$9.94
Investment operations:
Net investment income (loss) (A)	0.03	0.05	0.05	0.06	0.07	0.05
Net realized and unrealized gain (loss)	(0.57)	1.62	(0.80)	(0.66)	4.81	(1.34)
Total investment operations	(0.54)	1.67	(0.75)	(0.60)	4.88	(1.29)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.17)	(0.07)	(0.10)	(0.03)	(0.21)
Net realized gains	(1.34)	—	(1.09)	(5.70)	—	(0.21)
Total dividends and/or distributions to shareholders	(1.40)	(0.17)	(1.16)	(5.80)	(0.03)	(0.42)
Net asset value, end of period/year	$4.33	$6.27	$4.77	$6.68	$13.08	$8.23
Total return	(11.50)%(B)	35.41%	(13.13)%	(7.63)%	59.35%	(13.69)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$47,122	$55,629	$179,319	$360,477	$643,658	$419,838
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07%(C)	0.97%	0.87%	0.84%	0.80%	0.92%
Including waiver and/or reimbursement and recapture	0.90%(C)(D)	0.89%	0.87%	0.84%	0.80%	0.92%(E)
Net investment income (loss) to average net assets	1.25%(C)	0.88%	0.86%	0.86%	0.60%	0.68%
Portfolio turnover rate	22%(B)	102%	33%	38%	94%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes interest expenses outside the operating expense limit.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$6.31	$4.79	$6.70	$13.10	$8.24	$9.96
Investment operations:
Net investment income (loss) (A)	0.04	0.04	0.04	0.06	0.06	0.08
Net realized and unrealized gain (loss)	(0.59)	1.65	(0.79)	(0.66)	4.83	(1.38)
Total investment operations	(0.55)	1.69	(0.75)	(0.60)	4.89	(1.30)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.17)	(0.07)	(0.10)	(0.03)	(0.21)
Net realized gains	(1.34)	—	(1.09)	(5.70)	—	(0.21)
Total dividends and/or distributions to shareholders	(1.40)	(0.17)	(1.16)	(5.80)	(0.03)	(0.42)
Net asset value, end of period/year	$4.36	$6.31	$4.79	$6.70	$13.10	$8.24
Total return	(11.56)%(B)	35.70%	(13.12)%	(7.70)%	59.37%	(13.75)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,514	$20,179	$16,635	$23,917	$31,764	$28,471
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07%(C)	0.97%	0.87%	0.84%	0.80%	0.92%
Including waiver and/or reimbursement and recapture	0.89%(C)	0.89%	0.87%	0.84%	0.83%	0.92%(D)
Net investment income (loss) to average net assets	1.37%(C)	0.78%	0.80%	0.85%	0.52%	1.04%
Portfolio turnover rate	22%(B)	102%	33%	38%	94%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$6.29	$4.78	$6.68	$13.05	$8.23	$9.93
Investment operations:
Net investment income (loss) (A)	0.02	0.02	0.02	0.03	0.00 (B)	0.05
Net realized and unrealized gain (loss)	(0.59)	1.63	(0.80)	(0.67)	4.82	(1.38)
Total investment operations	(0.57)	1.65	(0.78)	(0.64)	4.82	(1.33)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	(0.14)	(0.03)	(0.03)	—	(0.16)
Net realized gains	(1.34)	—	(1.09)	(5.70)	—	(0.21)
Total dividends and/or distributions to shareholders	(1.34)	(0.14)	(1.12)	(5.73)	—	(0.37)
Net asset value, end of period/year	$4.38	$6.29	$4.78	$6.68	$13.05	$8.23
Total return	(11.76)%(C)	34.91%	(13.54)%	(8.16)%	58.57%	(14.05)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,645	$6,672	$5,388	$7,613	$10,125	$6,206
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.57%(D)	1.47%	1.36%	1.34%	1.29%	1.42%
Including waiver and/or reimbursement and recapture	1.40%(D)	1.39%	1.36%	1.34%	1.29%	1.40%
Net investment income (loss) to average net assets	0.83%(D)	0.27%	0.29%	0.36%	0.02%	0.59%
Portfolio turnover rate	22%(C)	102%	33%	38%	94%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$6.30	$4.79	$6.70	$13.07	$8.23	$9.95
Investment operations:
Net investment income (loss) (A)	0.03	0.03	0.03	0.04	0.02	0.08
Net realized and unrealized gain (loss)	(0.59)	1.64	(0.79)	(0.66)	4.83	(1.39)
Total investment operations	(0.56)	1.67	(0.76)	(0.62)	4.85	(1.31)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.16)	(0.06)	(0.05)	(0.01)	(0.20)
Net realized gains	(1.34)	—	(1.09)	(5.70)	—	(0.21)
Total dividends and/or distributions to shareholders	(1.38)	(0.16)	(1.15)	(5.75)	(0.01)	(0.41)
Net asset value, end of period/year	$4.36	$6.30	$4.79	$6.70	$13.07	$8.23
Total return	(11.67)% (B)	35.20%	(13.32)%	(7.85)%	58.90%	(13.88)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$143	$162	$161	$162	$184	$117
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.32%(C)	1.22%	1.12%	1.09%	1.05%	1.17%
Including waiver and/or reimbursement and recapture	1.11%(C)(D)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets	1.02%(C)	0.57%	0.50%	0.59%	0.20%	0.93%
Portfolio turnover rate	22%(B)	102%	33%	38%	94%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes interest expenses outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$6.36	$4.83	$6.75	$13.16	$8.28	$10.00
Investment operations:
Net investment income (loss) (A)	0.04	0.04	0.04	0.06	0.06	0.09
Net realized and unrealized gain (loss)	(0.60)	1.66	(0.80)	(0.67)	4.85	(1.39)
Total investment operations	(0.56)	1.70	(0.76)	(0.61)	4.91	(1.30)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.17)	(0.07)	(0.10)	(0.03)	(0.21)
Net realized gains	(1.34)	—	(1.09)	(5.70)	—	(0.21)
Total dividends and/or distributions to shareholders	(1.40)	(0.17)	(1.16)	(5.80)	(0.03)	(0.42)
Net asset value, end of period/year	$4.40	$6.36	$4.83	$6.75	$13.16	$8.28
Total return	(11.69)%(B)	35.62%	(13.15)%	(7.68)%	59.35%	(13.69)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,677	$22,234	$5,116	$6,373	$80	$50
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07%(C)	0.97%	0.87%	0.84%	0.80%	0.92%
Including waiver and/or reimbursement and recapture	0.89%(C)	0.89%	0.87%	0.84%	0.80%	0.90%
Net investment income (loss) to average net assets	1.30%(C)	0.77%	0.75%	0.79%	0.50%	1.08%
Portfolio turnover rate	22%(B)	102%	33%	38%	94%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Small Cap Value (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $7,580.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs.These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$448,299	$—	$—	$—	$448,299
Total Borrowings	$448,299	$—	$—	$—	$448,299
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$52,515,780	71.62%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $300 million	0.80%
Over $300 million up to $800 million	0.75
Over $800 million	0.71
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.29%	March 1, 2026
Class C	2.05	March 1, 2026
Class I	0.99	March 1, 2026
Class I2, Class I3, Class R6	0.89	March 1, 2026
Class R	1.40	March 1, 2026
Class R4	1.10	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$—	$—	$6,232	$16,062	$22,294
Class C	—	—	337	368	705
Class I	—	—	264	2,495	2,759
Class I2	—	—	50,346	52,304	102,650
Class I3	—	—	14,882	10,564	25,446
Class R	—	—	3,981	3,474	7,455
Class R4	—	38	265	186	489
Class R6	—	—	16,708	13,270	29,978

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$1,410	$—
Class C	—	13
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$18,196	$3,062
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$20,572,179	$—	$49,116,936	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$80,795,905	$4,625,241	$(11,753,818)	$(7,128,577)
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. OPERATING SEGMENTS (continued)
segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small Cap Value

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453838 TA SCV 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Small/Mid Cap Value
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Aerospace & Defense - 2.4%
Curtiss-Wright Corp.	8,950	$ 3,086,765
Elbit Systems Ltd.	2,885	1,146,759
Huntington Ingalls Industries, Inc.	39,321	9,057,199
V2X, Inc. (A)	26,000	1,293,760
		14,584,483
Automobile Components - 0.4%
Gentex Corp.	25,750	560,835
Visteon Corp. (A)	19,900	1,575,881
		2,136,716
Banks - 7.5%
Atlantic Union Bankshares Corp.	113,015	3,130,515
Berkshire Hills Bancorp, Inc.	80,800	2,006,264
Columbia Banking System, Inc.	91,600	2,053,672
Community West Bancshares	16,300	285,250
Dime Community Bancshares, Inc.	87,450	2,246,591
Eastern Bankshares, Inc.	138,250	2,062,690
First Citizens BancShares, Inc., Class A	5,855	10,416,865
First Community Bankshares, Inc.	38,900	1,465,752
First Merchants Corp.	59,100	2,106,324
Hancock Whitney Corp.	8,600	447,974
OceanFirst Financial Corp.	73,450	1,216,332
Princeton Bancorp, Inc.	10,100	307,848
Provident Financial Services, Inc.	153,750	2,516,887
TrustCo Bank Corp.	89,400	2,722,230
UMB Financial Corp.	26,000	2,458,820
United Bankshares, Inc.	31,900	1,093,851
United Community Banks, Inc.	76,200	2,103,882
WaFd, Inc.	113,000	3,223,890
Webster Financial Corp.	80,700	3,817,110
		45,682,747
Beverages - 0.8%
Molson Coors Beverage Co., Class B	89,800	5,166,194
Biotechnology - 1.4%
Biogen, Inc. (A)	38,800	4,697,904
Catalyst Pharmaceuticals, Inc. (A)	12,900	313,341
Exelixis, Inc. (A)	83,250	3,259,238
		8,270,483
Building Products - 1.2%
American Woodmark Corp. (A)	25,300	1,492,700
Gibraltar Industries, Inc. (A)	6,150	325,643
Hayward Holdings, Inc. (A)	105,900	1,411,647
Owens Corning	18,100	2,631,921
Quanex Building Products Corp.	88,300	1,451,652
		7,313,563
Capital Markets - 1.0%
Piper Sandler Cos.	13,725	3,309,372
Stifel Financial Corp.	31,000	2,656,390
		5,965,762
Chemicals - 2.2%
Huntsman Corp.	42,750	569,002
LSB Industries, Inc. (A)	138,200	881,716
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	264,784	$ 8,049,434
PPG Industries, Inc.	37,100	4,038,706
		13,538,858
Commercial Services & Supplies - 0.3%
HNI Corp.	32,800	1,387,440
Tetra Tech, Inc.	14,100	439,779
		1,827,219
Communications Equipment - 0.2%
Harmonic, Inc. (A)	82,300	739,054
KVH Industries, Inc. (A)	76,500	390,915
Silicom Ltd. (A)	22,650	320,271
		1,450,240
Construction & Engineering - 1.7%
Comfort Systems USA, Inc.	6,300	2,504,565
EMCOR Group, Inc.	10,900	4,367,630
Granite Construction, Inc.	39,300	3,194,697
		10,066,892
Consumer Finance - 0.8%
Ally Financial, Inc.	143,505	4,686,873
Consumer Staples Distribution & Retail - 2.2%
Dollar General Corp.	28,900	2,707,641
Dollar Tree, Inc. (A)	56,000	4,579,120
Ingles Markets, Inc., Class A	15,850	977,786
U.S. Foods Holding Corp. (A)	62,100	4,077,486
Village Super Market, Inc., Class A	23,300	858,605
		13,200,638
Containers & Packaging - 2.3%
Crown Holdings, Inc.	75,800	7,301,814
Graphic Packaging Holding Co.	227,130	5,748,660
Greif, Inc., Class A	23,300	1,222,784
		14,273,258
Distributors - 1.2%
LKQ Corp.	195,300	7,462,413
Diversified Consumer Services - 0.6%
American Public Education, Inc. (A)	4,000	94,000
Stride, Inc. (A)	26,000	3,698,500
		3,792,500
Diversified REITs - 0.2%
Broadstone Net Lease, Inc.	80,250	1,298,445
Diversified Telecommunication Services - 0.5%
GCI Liberty, Inc. (A)(B)(C)(D)	83,400	0
Liberty Global Ltd., Class A (A)	296,514	3,246,828
		3,246,828
Electric Utilities - 2.4%
Evergy, Inc.	116,300	8,036,330
OGE Energy Corp.	105,100	4,769,438
Portland General Electric Co.	42,300	1,781,676
		14,587,444
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 0.7%
Acuity, Inc.	1,550	$ 377,596
LSI Industries, Inc.	193,350	2,917,651
Regal Rexnord Corp.	11,850	1,254,204
		4,549,451
Electronic Equipment, Instruments & Components - 3.2%
Coherent Corp. (A)	18,150	1,167,408
IPG Photonics Corp. (A)	8,750	524,038
Itron, Inc. (A)	10,000	1,112,900
OSI Systems, Inc. (A)	20,525	4,202,288
TD SYNNEX Corp.	46,000	5,096,800
Vishay Intertechnology, Inc.	102,100	1,326,279
Vontier Corp.	195,827	6,229,257
		19,658,970
Energy Equipment & Services - 2.0%
Halliburton Co.	277,700	5,504,014
Helix Energy Solutions Group, Inc. (A)	201,800	1,228,962
Helmerich & Payne, Inc.	42,400	800,936
Noble Corp. PLC (E)	170,000	3,695,800
Seadrill Ltd. (A)	30,450	625,443
Select Water Solutions, Inc.	73,600	627,072
		12,482,227
Entertainment - 1.6%
Madison Square Garden Entertainment Corp. (A)	61,750	2,003,170
Madison Square Garden Sports Corp. (A)	9,900	1,906,443
Sphere Entertainment Co. (A)(E)	24,050	655,363
Warner Bros Discovery, Inc. (A)	613,300	5,317,311
		9,882,287
Financial Services - 2.1%
Corpay, Inc. (A)	17,900	5,824,123
Global Payments, Inc.	88,300	6,738,173
		12,562,296
Food Products - 6.2%
Archer-Daniels-Midland Co.	169,900	8,112,725
Conagra Brands, Inc.	220,700	5,453,497
Kraft Heinz Co.	284,700	8,284,770
Lamb Weston Holdings, Inc.	35,200	1,858,912
Nomad Foods Ltd.	101,850	2,035,981
Post Holdings, Inc. (A)	41,187	4,661,133
Smithfield Foods, Inc.	46,850	1,040,539
Tyson Foods, Inc., Class A	102,100	6,252,604
		37,700,161
Ground Transportation - 0.7%
U-Haul Holding Co.	77,350	4,238,780
Health Care Equipment & Supplies - 3.4%
AngioDynamics, Inc. (A)	146,600	1,361,914
Baxter International, Inc.	233,457	7,276,855
Inmode Ltd. (A)	75,950	1,070,895
Integra LifeSciences Holdings Corp. (A)	70,850	1,161,231
Koninklijke Philips NV (E)	109,594	2,778,208
OraSure Technologies, Inc. (A)	77,650	232,173
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
QuidelOrtho Corp. (A)	6,850	$ 190,362
Zimmer Biomet Holdings, Inc.	66,300	6,832,215
		20,903,853
Health Care Providers & Services - 2.8%
AMN Healthcare Services, Inc. (A)	14,900	304,407
Centene Corp. (A)	112,500	6,733,125
Cross Country Healthcare, Inc. (A)	45,600	617,880
Encompass Health Corp.	32,850	3,843,121
Enhabit, Inc. (A)	119,500	954,805
Henry Schein, Inc. (A)	55,000	3,573,350
National HealthCare Corp.	7,850	741,747
		16,768,435
Health Care REITs - 1.0%
Community Healthcare Trust, Inc.	69,250	1,182,790
Healthpeak Properties, Inc.	113,600	2,026,624
Sabra Health Care, Inc.	164,000	2,927,400
		6,136,814
Hotel & Resort REITs - 0.5%
Apple Hospitality, Inc.	152,300	1,792,571
DiamondRock Hospitality Co.	121,700	893,278
Summit Hotel Properties, Inc.	66,100	269,027
		2,954,876
Hotels, Restaurants & Leisure - 0.5%
Bloomin' Brands, Inc.	40,700	326,414
Churchill Downs, Inc.	14,425	1,304,164
Golden Entertainment, Inc.	24,250	623,225
Lucky Strike Entertainment Corp., Class C (E)	62,100	583,740
		2,837,543
Household Durables - 0.9%
Helen of Troy Ltd. (A)	17,000	473,620
KB Home	36,300	1,961,289
La-Z-Boy, Inc.	35,800	1,414,100
PulteGroup, Inc.	8,150	836,027
Sonos, Inc. (A)	86,300	794,823
		5,479,859
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	25,000	1,577,500
Industrial REITs - 0.3%
LXP Industrial Trust	206,100	1,626,129
Insurance - 4.1%
Everest Group Ltd.	8,475	3,041,084
Fidelity National Financial, Inc.	106,300	6,808,515
Markel Group, Inc. (A)	3,613	6,570,602
Old Republic International Corp.	72,200	2,714,720
Selective Insurance Group, Inc.	22,200	1,936,506
United Fire Group, Inc.	42,600	1,178,742
Willis Towers Watson PLC	8,700	2,677,860
		24,928,029
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 2.2%
Angi, Inc. (A)	69,377	$ 795,067
IAC, Inc. (A)	165,641	5,787,497
Match Group, Inc.	223,100	6,617,146
		13,199,710
IT Services - 0.9%
ASGN, Inc. (A)	17,750	894,245
Cognizant Technology Solutions Corp., Class A	64,200	4,723,194
		5,617,439
Leisure Products - 0.4%
BRP, Inc. (E)	14,500	491,405
MasterCraft Boat Holdings, Inc. (A)	71,200	1,170,528
Polaris, Inc.	14,650	497,514
		2,159,447
Life Sciences Tools & Services - 1.8%
Azenta, Inc. (A)	26,900	708,546
Bio-Rad Laboratories, Inc., Class A (A)	25,224	6,156,674
IQVIA Holdings, Inc. (A)	25,700	3,985,299
Maravai LifeSciences Holdings, Inc., Class A (A)	89,250	180,285
		11,030,804
Machinery - 2.0%
CNH Industrial NV	221,200	2,559,284
Columbus McKinnon Corp.	12,250	181,913
Douglas Dynamics, Inc.	16,000	383,680
Gencor Industries, Inc. (A)	53,750	682,087
Middleby Corp. (A)	13,100	1,746,885
Miller Industries, Inc.	25,850	1,054,938
Mueller Industries, Inc.	65,700	4,832,892
Oshkosh Corp.	6,200	519,312
		11,960,991
Media - 3.1%
EchoStar Corp., Class A (A)	82,326	1,850,688
Liberty Broadband Corp., Class C (A)	74,535	6,737,219
News Corp., Class A	185,200	5,022,624
Perion Network Ltd. (A)(E)	37,250	347,542
Sirius XM Holdings, Inc.	243,940	5,225,195
		19,183,268
Metals & Mining - 1.7%
Commercial Metals Co.	184,600	8,222,084
Kaiser Aluminum Corp.	19,450	1,253,747
Metallus, Inc. (A)	90,450	1,144,193
		10,620,024
Multi-Utilities - 3.4%
Dominion Energy, Inc.	166,187	9,037,249
NiSource, Inc.	182,238	7,127,328
Northwestern Energy Group, Inc.	80,750	4,702,073
		20,866,650
	Shares	Value
COMMON STOCKS (continued)
Office REITs - 0.6%
JBG SMITH Properties	246,496	$ 3,446,014
Piedmont Office Realty Trust, Inc., Class A	86,450	510,920
		3,956,934
Oil, Gas & Consumable Fuels - 3.6%
Delek U.S. Holdings, Inc.	65,450	852,159
HF Sinclair Corp.	257,500	7,743,025
Kinder Morgan, Inc.	178,100	4,684,030
Magnolia Oil & Gas Corp., Class A	217,500	4,465,275
Ovintiv, Inc.	51,650	1,734,407
REX American Resources Corp. (A)	52,750	2,095,230
Teekay Tankers Ltd., Class A	15,100	642,807
		22,216,933
Pharmaceuticals - 4.5%
Amphastar Pharmaceuticals, Inc. (A)	25,650	626,116
Innoviva, Inc. (A)	139,600	2,609,124
Jazz Pharmaceuticals PLC (A)	76,375	8,932,820
Perrigo Co. PLC	310,300	7,980,916
Supernus Pharmaceuticals, Inc. (A)	16,050	521,304
Viatris, Inc.	774,400	6,520,448
		27,190,728
Professional Services - 4.7%
Amentum Holdings, Inc. (A)	287,300	6,268,886
Clarivate PLC (A)(E)	980,800	4,227,248
FTI Consulting, Inc. (A)	1,975	328,403
Heidrick & Struggles International, Inc.	37,300	1,455,446
ICF International, Inc.	12,575	1,068,372
Jacobs Solutions, Inc.	49,000	6,066,200
KBR, Inc.	54,850	2,896,628
Leidos Holdings, Inc.	12,375	1,821,352
Science Applications International Corp.	13,050	1,579,442
SS&C Technologies Holdings, Inc.	39,300	2,971,080
		28,683,057
Real Estate Management & Development - 0.2%
Newmark Group, Inc., Class A	87,150	957,779
Retail REITs - 0.6%
Agree Realty Corp.	26,200	2,033,382
Kite Realty Group Trust	65,700	1,422,405
		3,455,787
Semiconductors & Semiconductor Equipment - 1.5%
Cohu, Inc. (A)	66,250	1,060,000
Kulicke & Soffa Industries, Inc.	11,600	373,868
Magnachip Semiconductor Corp. (A)	123,150	386,691
MKS Instruments, Inc.	14,500	1,017,030
Onto Innovation, Inc. (A)	10,550	1,286,784
Silicon Motion Technology Corp., ADR	41,800	2,069,100
Tower Semiconductor Ltd. (A)	51,250	1,833,725
Universal Display Corp.	8,375	1,052,151
		9,079,349
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software - 0.8%
Adeia, Inc.	153,800	$ 1,893,278
Progress Software Corp.	46,600	2,794,136
		4,687,414
Specialized REITs - 1.1%
Gaming & Leisure Properties, Inc.	138,026	6,605,924
Specialty Retail - 1.6%
Abercrombie & Fitch Co., Class A (A)	20,700	1,436,994
Academy Sports & Outdoors, Inc.	14,600	550,128
American Eagle Outfitters, Inc.	90,700	955,071
Ulta Beauty, Inc. (A)	6,600	2,611,224
Urban Outfitters, Inc. (A)	52,500	2,770,950
Williams-Sonoma, Inc.	10,975	1,695,308
		10,019,675
Textiles, Apparel & Luxury Goods - 0.4%
Steven Madden Ltd.	37,400	785,400
Tapestry, Inc.	27,350	1,932,278
		2,717,678
Trading Companies & Distributors - 0.8%
WESCO International, Inc.	31,200	5,084,352
Total Common Stocks (Cost $499,869,878)		582,132,709
	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (F)	2,458,416	$ 2,458,416
Total Other Investment Company (Cost $2,458,416)		2,458,416

	Principal	Value
REPURCHASE AGREEMENT - 4.7%
Fixed Income Clearing Corp., 1.80% (F), dated 04/30/2025, to be repurchased at $28,771,240 on 05/01/2025. Collateralized by U.S. Government Obligations, 0.63% - 3.00%, due 05/15/2030 - 05/16/2047, and with a total value of $29,345,341.	$ 28,769,802	28,769,802
Total Repurchase Agreement (Cost $28,769,802)		28,769,802
Total Investments (Cost $531,098,096)		613,360,927
Net Other Assets (Liabilities) - (0.6)%		(3,707,974)
Net Assets - 100.0%		$ 609,652,953
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$582,132,709	$—	$0	$582,132,709
Other Investment Company	2,458,416	—	—	2,458,416
Repurchase Agreement	—	28,769,802	—	28,769,802
Total Investments	$584,591,125	$28,769,802	$0	$613,360,927
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Security is Level 3 of the fair value hierarchy. At April 30, 2025, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2025, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(D)	Security deemed worthless.
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $5,543,696, collateralized by cash collateral of $2,458,416 and non-cash collateral, such as U.S. government securities of $3,244,196. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at April 30, 2025.
(G)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Level 3 security was not considered significant to the Fund.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $502,328,294) (including securities loaned of $5,543,696)	$584,591,125
Repurchase agreement, at value (cost $28,769,802)	28,769,802
Receivables and other assets:
Investments sold	523,514
Net income from securities lending	6,079
Shares of beneficial interest sold	179,094
Dividends	217,403
Interest	1,438
Prepaid expenses	21,358
Total assets	614,309,813
Liabilities:
Cash collateral received upon return of:
Securities on loan	2,458,416
Payables and other liabilities:
Investments purchased	41,601
Shares of beneficial interest redeemed	1,572,589
Investment management fees	364,272
Distribution and service fees	73,517
Transfer agent fees	57,383
Trustee and CCO fees	2,606
Audit and tax fees	13,050
Custody fees	39,596
Legal fees	11,667
Printing and shareholder reports fees	5,472
Other accrued expenses	16,691
Total liabilities	4,656,860
Net assets	$609,652,953
Net assets consist of:
Paid-in capital	$521,616,763
Total distributable earnings (accumulated losses)	88,036,190
Net assets	$609,652,953
Net assets by class:
Class A	$288,183,343
Class C	18,710,188
Class I	239,122,039
Class I2	5,227,539
Class R6	58,409,844
Shares outstanding (unlimited shares, no par value):
Class A	11,722,069
Class C	989,503
Class I	9,197,154
Class I2	200,418
Class R6	2,225,560
Net asset value per share: (A)
Class A	$24.58
Class C	18.91
Class I	26.00
Class I2	26.08
Class R6	26.25
Maximum offering price per share: (B)
Class A	$26.01

(A)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$7,060,866
Interest income	212,964
Net income from securities lending	61,035
Withholding taxes on foreign income	(1,571)
Total investment income	7,333,294
Expenses:
Investment management fees	2,475,521
Distribution and service fees:
Class A	388,277
Class C	114,912
Transfer agent fees:
Class A	222,106
Class C	17,035
Class I	133,306
Class I2	203
Class R6	2,576
Trustee and CCO fees	13,866
Audit and tax fees	15,569
Custody fees	27,169
Legal fees	23,871
Printing and shareholder reports fees	24,230
Registration fees	42,918
Other	27,791
Total expenses before waiver and/or reimbursement and recapture	3,529,350
Expenses waived and/or reimbursed:
Class A	(4,916)
Net expenses	3,524,434
Net investment income (loss)	3,808,860
Net realized gain (loss) on:
Investments	21,795,352
Foreign currency transactions	56
Net realized gain (loss)	21,795,408
Net change in unrealized appreciation (depreciation) on:
Investments	(62,087,572)
Net realized and change in unrealized gain (loss)	(40,292,164)
Net increase (decrease) in net assets resulting from operations	$(36,483,304)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$3,808,860	$6,147,895
Net realized gain (loss)	21,795,408	82,345,748
Net change in unrealized appreciation (depreciation)	(62,087,572)	60,018,728
Net increase (decrease) in net assets resulting from operations	(36,483,304)	148,512,371
Dividends and/or distributions to shareholders:
Class A	(36,374,150)	(15,336,257)
Class C	(3,292,468)	(1,568,233)
Class I	(29,383,627)	(12,959,654)
Class I2	(600,267)	(224,541)
Class R6	(7,784,355)	(4,032,328)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(77,434,867)	(34,121,013)
Capital share transactions:
Proceeds from shares sold:
Class A	33,874,678	18,762,470
Class C	1,098,762	2,382,828
Class I	37,138,293	36,360,380
Class I2	311,942	556,649
Class R6	6,336,095	13,899,344
	78,759,770	71,961,671
Dividends and/or distributions reinvested:
Class A	33,777,277	14,221,405
Class C	3,181,686	1,520,500
Class I	25,636,498	11,508,736
Class I2	600,267	224,541
Class R6	7,607,405	3,963,858
	70,803,133	31,439,040
Cost of shares redeemed:
Class A	(45,086,284)	(69,868,123)
Class C	(3,988,953)	(7,556,781)
Class I	(54,290,217)	(67,117,114)
Class I2	(150,731)	(324,394)
Class R6	(16,076,155)	(33,961,072)
	(119,592,340)	(178,827,484)
Automatic conversions:
Class A	3,135,660	3,665,066
Class C	(3,135,660)	(3,665,066)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	29,970,563	(75,426,773)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	7,280 (A)
Class C	—	2,076 (A)
	—	9,356
Net increase (decrease) in net assets	(83,947,608)	38,973,941
Net assets:
Beginning of period/year	693,600,561	654,626,620
End of period/year	$609,652,953	$693,600,561
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	1,196,322	673,254
Class C	54,530	108,645
Class I	1,336,361	1,249,468
Class I2	10,887	19,118
Class R6	226,194	473,813
	2,824,294	2,524,298
Shares reinvested:
Class A	1,300,126	530,848
Class C	158,767	71,251
Class I	933,934	409,127
Class I2	21,804	7,962
Class R6	274,636	139,769
	2,689,267	1,158,957
Shares redeemed:
Class A	(1,651,908)	(2,499,201)
Class C	(197,908)	(340,394)
Class I	(1,928,387)	(2,299,267)
Class I2	(5,365)	(11,042)
Class R6	(583,624)	(1,163,983)
	(4,367,192)	(6,313,887)
Automatic conversions:
Class A	115,084	132,099
Class C	(148,064)	(166,017)
	(32,980)	(33,918)
Net increase (decrease) in shares outstanding:
Class A	959,624	(1,163,000)
Class C	(132,675)	(326,515)
Class I	341,908	(640,672)
Class I2	27,326	16,038
Class R6	(82,794)	(550,401)
	1,113,389	(2,664,550)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$29.38	$24.94	$27.73	$32.73	$21.78	$25.45
Investment operations:
Net investment income (loss) (A)	0.14	0.21	0.18	0.12	0.06	0.14
Net realized and unrealized gain (loss)	(1.62)	5.54	(0.51)	(1.80)	11.02	(2.99)
Total investment operations	(1.48)	5.75	(0.33)	(1.68)	11.08	(2.85)
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.24)	(0.16)	(0.02)	(0.13)	(0.13)
Net realized gains	(3.09)	(1.07)	(2.30)	(3.30)	—	(0.69)
Total dividends and/or distributions to shareholders	(3.32)	(1.31)	(2.46)	(3.32)	(0.13)	(0.82)
Net asset value, end of period/year	$24.58	$29.38	$24.94	$27.73	$32.73	$21.78
Total return (E)	(5.65)%(F)	23.55%(C)	(1.30)%	(5.72)%(D)	51.02%	(11.70)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$288,183	$316,253	$297,422	$334,241	$386,681	$268,643
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.19%(G)	1.20%	1.22%	1.21%	1.23%	1.31%
Including waiver and/or reimbursement and recapture	1.19%(G)(H)(I)	1.20%	1.22%(I)	1.21%(I)	1.23%	1.31%
Net investment income (loss) to average net assets	1.02%(G)	0.75%	0.68%	0.41%	0.18%	0.61%
Portfolio turnover rate	23%(F)	46%	32%	44%	53%	65%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	TAM has contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$23.26	$19.97	$22.69	$27.55	$18.37	$21.62
Investment operations:
Net investment income (loss) (A)	0.03	0.00	(0.01)	(0.08)	(0.12)	(0.01)
Net realized and unrealized gain (loss)	(1.25)	4.43	(0.41)	(1.48)	9.30	(2.55)
Total investment operations	(1.22)	4.43	(0.42)	(1.56)	9.18	(2.56)
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.07)	—	—	—	—
Net realized gains	(3.09)	(1.07)	(2.30)	(3.30)	—	(0.69)
Total dividends and/or distributions to shareholders	(3.13)	(1.14)	(2.30)	(3.30)	—	(0.69)
Net asset value, end of period/year	$18.91	$23.26	$19.97	$22.69	$27.55	$18.37
Total return (E)	(6.01)%(F)	22.67%(C)	(2.04)%	(6.43)%(D)	49.97%	(12.35)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,710	$26,099	$28,931	$39,700	$51,556	$58,622
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.95%(G)	1.95%	1.97%	1.97%	1.96%	2.02%
Including waiver and/or reimbursement and recapture	1.95%(G)	1.95%	1.97%(H)	1.96%	1.96%	2.02%
Net investment income (loss) to average net assets	0.28%(G)	0.01%	(0.04)%	(0.33)%	(0.49)%	(0.04)%
Portfolio turnover rate	23%(F)	46%	32%	44%	53%	65%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.01%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$30.93	$26.18	$29.00	$34.08	$22.67	$26.46
Investment operations:
Net investment income (loss) (A)	0.19	0.30	0.27	0.21	0.15	0.23
Net realized and unrealized gain (loss)	(1.72)	5.84	(0.55)	(1.87)	11.47	(3.11)
Total investment operations	(1.53)	6.14	(0.28)	(1.66)	11.62	(2.88)
Contributions from affiliate	—	—	—	0.02 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.31)	(0.32)	(0.24)	(0.14)	(0.21)	(0.22)
Net realized gains	(3.09)	(1.07)	(2.30)	(3.30)	—	(0.69)
Total dividends and/or distributions to shareholders	(3.40)	(1.39)	(2.54)	(3.44)	(0.21)	(0.91)
Net asset value, end of period/year	$26.00	$30.93	$26.18	$29.00	$34.08	$22.67
Total return	(5.53)%(C)	23.96%	(1.05)%	(5.36)%(B)	51.51%	(11.41)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$239,122	$273,853	$248,649	$304,806	$364,551	$228,537
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90%(D)	0.91%	0.92%	0.93%	0.92%	0.95%
Including waiver and/or reimbursement and recapture	0.90%(D)	0.91%	0.92%	0.93%	0.92%	0.95%
Net investment income (loss) to average net assets	1.31%(D)	1.03%	0.99%	0.70%	0.47%	0.98%
Portfolio turnover rate	23%(C)	46%	32%	44%	53%	65%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.07%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$31.03	$26.27	$29.09	$34.18	$22.73	$26.52
Investment operations:
Net investment income (loss) (A)	0.20	0.33	0.30	0.24	0.24	0.25
Net realized and unrealized gain (loss)	(1.72)	5.85	(0.55)	(1.88)	11.45	(3.11)
Total investment operations	(1.52)	6.18	(0.25)	(1.64)	11.69	(2.86)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.35)	(0.27)	(0.15)	(0.24)	(0.24)
Net realized gains	(3.09)	(1.07)	(2.30)	(3.30)	—	(0.69)
Total dividends and/or distributions to shareholders	(3.43)	(1.42)	(2.57)	(3.45)	(0.24)	(0.93)
Net asset value, end of period/year	$26.08	$31.03	$26.27	$29.09	$34.18	$22.73
Total return	(5.48)%(B)	24.04%	(0.93)%	(5.36)%	51.70%	(11.30)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,228	$5,371	$4,126	$4,277	$4,725	$17,795
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81%(C)	0.82%	0.83%	0.83%	0.82%	0.85%
Including waiver and/or reimbursement and recapture	0.81%(C)	0.82%	0.83%	0.83%	0.82%	0.85%
Net investment income (loss) to average net assets	1.40%(C)	1.13%	1.07%	0.79%	0.83%	1.06%
Portfolio turnover rate	23%(B)	46%	32%	44%	53%	65%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$31.20	$26.41	$29.23	$34.33	$22.83	$26.64
Investment operations:
Net investment income (loss) (A)	0.20	0.34	0.30	0.24	0.19	0.24
Net realized and unrealized gain (loss)	(1.72)	5.87	(0.55)	(1.89)	11.55	(3.12)
Total investment operations	(1.52)	6.21	(0.25)	(1.65)	11.74	(2.88)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.35)	(0.27)	(0.15)	(0.24)	(0.24)
Net realized gains	(3.09)	(1.07)	(2.30)	(3.30)	—	(0.69)
Total dividends and/or distributions to shareholders	(3.43)	(1.42)	(2.57)	(3.45)	(0.24)	(0.93)
Net asset value, end of period/year	$26.25	$31.20	$26.41	$29.23	$34.33	$22.83
Total return	(5.44)%(B)	24.03%	(0.93)%	(5.36)%	51.69%	(11.32)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,410	$72,025	$75,499	$86,703	$93,544	$51,481
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81%(C)	0.82%	0.83%	0.83%	0.82%	0.85%
Including waiver and/or reimbursement and recapture	0.81%(C)	0.82%	0.83%	0.83%	0.82%	0.85%
Net investment income (loss) to average net assets	1.40%(C)	1.14%	1.08%	0.79%	0.59%	1.04%
Portfolio turnover rate	23%(B)	46%	32%	44%	53%	65%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Small/Mid Cap Value (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $9,958.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$2,458,416	$—	$—	$—	$2,458,416
Total Borrowings	$2,458,416	$—	$—	$—	$2,458,416
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$50,235,403	8.24%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $100 million	0.775%
Over $100 million up to $350 million	0.755
Over $350 million up to $500 million	0.735
Over $500 million up to $750 million	0.725
Over $750 million up to $1 billion	0.715
Over $1 billion up to $1.5 billion	0.690
Over $1.5 billion up to $2 billion	0.680
Over $2 billion	0.670
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.23%	March 1, 2026
Class C	1.99	March 1, 2026
Class I	0.96	March 1, 2026
Class I2, Class R6	0.85	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of April 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$38,414	$116
Class C	—	189
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.01% of the transfer agency fees on Class A shares through March 1, 2026.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$370,512	$55,654
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$150,108,263	$—	$198,652,020	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$531,098,096	$127,019,603	$(44,756,772)	$82,262,831
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453849 TA S/M CV 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Strategic Income
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 46.6%
Aerospace & Defense - 0.4%
Boeing Co.
5.15%, 05/01/2030	$ 273,000	$ 275,409
6.26%, 05/01/2027	37,000	38,098
L3Harris Technologies, Inc.
5.25%, 06/01/2031	45,000	45,995
5.40%, 07/31/2033	40,000	40,556
Lockheed Martin Corp.
4.70%, 12/15/2031	59,000	59,486
Northrop Grumman Corp.
4.90%, 06/01/2034	311,000	308,402
		767,946
Automobiles - 0.1%
General Motors Financial Co., Inc.
5.60%, 06/18/2031	127,000	127,106
5.75%, 02/08/2031	15,000	15,138
Hyundai Capital America
4.85%, 03/25/2027 (A)	33,000	33,024
4.88%, 11/01/2027 (A)	63,000	63,006
Toyota Motor Credit Corp.
4.60%, 10/10/2031	26,000	25,853
		264,127
Banks - 7.4%
ABQ Finance Ltd.
2.00%, 07/06/2026 (B)	200,000	193,388
Banco de Credito e Inversiones SA
Fixed until 05/08/2029 (C), 8.75% (A)(D)	755,000	781,017
Banco Mercantil del Norte SA
Fixed until 05/20/2035 (C), 8.75% (A)(D)	1,500,000	1,495,683
Banco Santander SA
Fixed until 05/21/2033 (C), 9.63% (D)	800,000	903,718
Bank of America Corp.
Fixed until 03/08/2032, 3.85% (D), 03/08/2037	400,000	356,407
Fixed until 04/27/2032, 4.57% (D), 04/27/2033	244,000	236,103
Fixed until 01/24/2030, 5.16% (D), 01/24/2031	317,000	322,445
Fixed until 08/15/2034, 5.43% (D), 08/15/2035	51,000	49,804
Fixed until 10/25/2034, 5.52% (D), 10/25/2035	164,000	160,518
Fixed until 02/12/2035, 5.74% (D), 02/12/2036	28,000	27,873
Fixed until 09/15/2026, 5.93% (D), 09/15/2027	296,000	301,566
Bank of East Asia Ltd.
Fixed until 10/21/2025 (C), 5.83% (B)(D)	250,000	245,942
Bank of New York Mellon Corp.
Fixed until 02/11/2030, 4.94% (D), 02/11/2031	92,000	93,453
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of Nova Scotia
Fixed until 02/04/2032, 4.59% (D), 05/04/2037	$ 89,000	$ 82,089
5.65%, 02/01/2034	62,000	63,969
BankUnited, Inc.
5.13%, 06/11/2030	78,000	74,802
Barclays PLC
Fixed until 09/10/2029, 4.94% (D), 09/10/2030	200,000	199,530
Fixed until 12/15/2025 (C), 6.13% (D)	220,000	218,337
BNP Paribas SA
Fixed until 11/19/2029, 5.28% (D), 11/19/2030 (A)	128,000	129,285
BW Real Estate, Inc.
Fixed until 03/30/2030 (C), 9.50% (A)(D)	1,000,000	983,047
Citigroup, Inc.
4.45%, 09/29/2027	100,000	99,647
Fixed until 09/19/2029, 4.54% (D), 09/19/2030	84,000	83,033
Fixed until 05/24/2032, 4.91% (D), 05/24/2033	296,000	290,692
Fixed until 09/19/2034, 5.41% (D), 09/19/2039	126,000	120,087
Citizens Financial Group, Inc.
2.64%, 09/30/2032	58,000	46,909
Fixed until 07/23/2031, 5.72% (D), 07/23/2032	78,000	79,171
Cooperatieve Rabobank UA
4.88%, 01/21/2028	250,000	254,894
Credit Agricole SA
Fixed until 01/09/2028, 5.23% (D), 01/09/2029 (A)	250,000	253,407
Deutsche Bank AG
Fixed until 01/18/2028, 6.72% (D), 01/18/2029	250,000	261,897
Fifth Third Bank NA
Fixed until 01/28/2027, 4.97% (D), 01/28/2028	250,000	251,416
First Abu Dhabi Bank PJSC
Fixed until 10/04/2028, 6.32% (D), 04/04/2034 (B)	200,000	206,250
First Citizens BancShares, Inc.
Fixed until 12/12/2034, 6.25% (D), 03/12/2040	33,000	31,483
First Horizon Bank
5.75%, 05/01/2030	250,000	250,888
FNB Corp.
Fixed until 12/11/2029, 5.72% (D), 12/11/2030	74,000	73,694
Goldman Sachs Group, Inc.
Fixed until 09/10/2026, 1.54% (D), 09/10/2027	192,000	184,317
Fixed until 07/21/2031, 2.38% (D), 07/21/2032	279,000	239,905
Fixed until 05/01/2028, 4.22% (D), 05/01/2029	61,000	60,357
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
Fixed until 10/23/2029, 4.69% (D), 10/23/2030	$ 35,000	$ 34,881
6.75%, 10/01/2037	48,000	51,478
HSBC Holdings PLC
Fixed until 03/09/2028, 6.16% (D), 03/09/2029	200,000	207,246
ING Groep NV
Fixed until 03/25/2028, 4.86% (D), 03/25/2029	200,000	201,197
JPMorgan Chase & Co.
Fixed until 11/08/2031, 2.55% (D), 11/08/2032	327,000	284,657
Fixed until 05/01/2027, 3.54% (D), 05/01/2028	242,000	237,833
4.13%, 12/15/2026	62,000	61,872
Fixed until 10/22/2027, 4.51% (D), 10/22/2028	53,000	53,127
Fixed until 10/23/2033, 6.25% (D), 10/23/2034	136,000	146,000
KeyCorp
Fixed until 04/04/2030, 5.12% (D), 04/04/2031 (E)	42,000	41,870
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (D), 02/22/2031	400,000	411,753
Mizuho Financial Group, Inc.
Fixed until 05/26/2034, 5.58% (D), 05/26/2035	200,000	203,062
Morgan Stanley
Fixed until 09/16/2031, 2.48% (D), 09/16/2036	53,000	44,130
Fixed until 04/01/2030, 3.62% (D), 04/01/2031	249,000	236,012
Fixed until 10/18/2029, 4.65% (D), 10/18/2030	22,000	21,908
Fixed until 04/20/2032, 5.30% (D), 04/20/2037	28,000	27,318
Fixed until 07/19/2034, 5.32% (D), 07/19/2035	43,000	42,741
Fixed until 02/07/2034, 5.94% (D), 02/07/2039	68,000	68,346
National Australia Bank Ltd.
Fixed until 01/14/2035, 5.90% (D), 01/14/2036 (A)	250,000	252,219
Nbk Tier 2 Ltd.
Fixed until 11/24/2025, 2.50% (D), 11/24/2030 (B)(E)	330,000	323,479
Regions Financial Corp.
Fixed until 09/06/2034, 5.50% (D), 09/06/2035	59,000	57,679
Fixed until 06/06/2029, 5.72% (D), 06/06/2030	58,000	59,218
Royal Bank of Canada
Fixed until 03/27/2027, 4.72% (D), 03/27/2028	91,000	91,525
4.90%, 01/12/2028	146,000	148,381
Shinhan Bank Co. Ltd.
4.50%, 03/26/2028 (B)	200,000	198,959
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
SNB Sukuk Ltd.
5.13%, 02/27/2029 (B)	$ 200,000	$ 202,611
Standard Chartered PLC
Fixed until 08/15/2027 (C), 7.75% (B)(D)	200,000	203,479
Texas Capital Bancshares, Inc.
Fixed until 05/06/2026, 4.00% (D), 05/06/2031	147,000	139,810
U.S. Bancorp
Fixed until 11/03/2031, 2.49% (D), 11/03/2036	217,000	179,195
UBS Group AG
Fixed until 05/12/2027, 4.75% (D), 05/12/2028 (A)	275,000	275,545
Fixed until 04/12/2031 (C), 7.75% (A)(D)(E)	413,000	422,583
United Overseas Bank Ltd.
Fixed until 10/14/2026, 2.00% (D), 10/14/2031 (B)	200,000	192,434
Walker & Dunlop, Inc.
6.63%, 04/01/2033 (A)	150,000	152,574
Wells Fargo & Co.
Fixed until 02/11/2030, 2.57% (D), 02/11/2031	51,000	46,146
Fixed until 10/30/2029, 2.88% (D), 10/30/2030	22,000	20,354
Fixed until 01/23/2034, 5.50% (D), 01/23/2035	20,000	20,125
Fixed until 04/22/2027, 5.71% (D), 04/22/2028	375,000	383,227
Zions Bancorp NA
3.25%, 10/29/2029	275,000	245,039
Fixed until 08/19/2034, 6.82% (D), 11/19/2035	252,000	247,866
		15,944,902
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	258,000	247,369
Constellation Brands, Inc.
4.35%, 05/09/2027	24,000	23,950
PepsiCo, Inc.
1.95%, 10/21/2031	311,000	267,505
4.45%, 02/07/2028	61,000	61,749
		600,573
Biotechnology - 0.2%
Amgen, Inc.
5.15%, 03/02/2028	263,000	268,628
Gilead Sciences, Inc.
4.80%, 11/15/2029	61,000	62,002
5.10%, 06/15/2035	42,000	42,083
Royalty Pharma PLC
2.15%, 09/02/2031	116,000	97,439
5.15%, 09/02/2029	40,000	40,388
		510,540
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.3%
Holcim Finance U.S. LLC
4.95%, 04/07/2030 (A)	$ 33,000	$ 33,333
Lennox International, Inc.
5.50%, 09/15/2028	64,000	65,622
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	41,000	35,483
Owens Corning
5.50%, 06/15/2027	40,000	40,775
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (A)	20,000	20,131
6.75%, 03/01/2033 (A)(E)	130,000	130,505
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	320,000	281,215
		607,064
Chemicals - 0.6%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (A)	205,000	159,539
Eastman Chemical Co.
5.75%, 03/08/2033	140,000	143,140
Ecolab, Inc.
5.25%, 01/15/2028	107,000	110,356
Methanex Corp.
5.25%, 12/15/2029	4,000	3,806
Methanex U.S. Operations, Inc.
6.25%, 03/15/2032 (A)	280,000	265,000
Minerals Technologies, Inc.
5.00%, 07/01/2028 (A)	200,000	193,527
Nutrien Ltd.
4.90%, 03/27/2028	116,000	117,597
5.20%, 06/21/2027	40,000	40,587
Sherwin-Williams Co.
4.80%, 09/01/2031	35,000	34,991
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
PIK Rate 2.50%, Cash Rate 5.13%, 05/03/2029 (A)(F)	218,250	129,935
		1,198,478
Commercial Services & Supplies - 2.2%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	335,000	342,197
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A)	259,000	238,562
Block, Inc.
6.50%, 05/15/2032 (A)	150,000	153,031
Boost Newco Borrower LLC
7.50%, 01/15/2031 (A)	200,000	211,025
Champions Financing, Inc.
8.75%, 02/15/2029 (A)(E)	225,000	198,147
Deluxe Corp.
8.00%, 06/01/2029 (A)	373,000	342,647
DP World Crescent Ltd.
5.50%, 05/08/2035 (A)(G)	200,000	197,294
EquipmentShare.com, Inc.
8.00%, 03/15/2033 (A)(E)	276,000	272,300
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Garda World Security Corp.
6.00%, 06/01/2029 (A)	$ 201,000	$ 188,031
GXO Logistics, Inc.
6.25%, 05/06/2029	43,000	43,667
Hertz Corp.
4.63%, 12/01/2026 (A)(E)	264,000	219,458
12.63%, 07/15/2029 (A)(E)	85,000	82,701
Mobius Merger Sub, Inc.
9.00%, 06/01/2030 (A)	225,000	197,049
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.25%, 01/15/2028 (A)	199,000	198,822
Quanta Services, Inc.
2.35%, 01/15/2032	58,000	48,790
2.90%, 10/01/2030	12,000	10,844
5.25%, 08/09/2034	66,000	65,016
Republic Services, Inc.
4.75%, 07/15/2030	15,000	15,197
5.00%, 11/15/2029	69,000	70,496
Reworld Holding Corp.
4.88%, 12/01/2029 (A)	165,000	154,131
S&P Global, Inc.
2.70%, 03/01/2029	379,000	357,341
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032 (A)	69,000	69,965
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	401,000	344,347
Veritiv Operating Co.
10.50%, 11/30/2030 (A)	185,000	193,199
VM Consolidated, Inc.
5.50%, 04/15/2029 (A)	250,000	241,043
Waste Management, Inc.
4.95%, 07/03/2027	78,000	79,420
WEX, Inc.
6.50%, 03/15/2033 (A)	156,000	151,693
		4,686,413
Communications Equipment - 2.1%
Altice Financing SA
5.00%, 01/15/2028 (A)	530,000	407,013
Altice France SA
5.50%, 01/15/2028 (A)	200,000	165,579
AT&T, Inc.
4.10%, 02/15/2028	325,000	323,593
5.40%, 02/15/2034	45,000	45,887
Bell Telephone Co. of Canada or Bell Canada
Fixed until 06/15/2035, 7.00% (D), 09/15/2055	211,000	209,394
Cisco Systems, Inc.
4.85%, 02/26/2029	89,000	91,196
5.10%, 02/24/2035	89,000	90,028
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/2029 (A)	200,000	187,060
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Iliad Holding SASU
7.00%, 10/15/2028 - 04/15/2032 (A)	$ 594,000	$ 599,916
Rogers Communications, Inc.
Fixed until 02/14/2030, 7.00% (D), 04/15/2055	95,000	95,602
Fixed until 02/14/2035, 7.13% (D), 04/15/2055	590,000	587,359
Sable International Finance Ltd.
7.13%, 10/15/2032 (A)	400,000	393,020
Telesat Canada/Telesat LLC
4.88%, 06/01/2027 (A)	155,000	83,069
T-Mobile USA, Inc.
3.38%, 04/15/2029	249,000	237,072
Verizon Communications, Inc.
4.02%, 12/03/2029	285,000	279,439
4.50%, 08/10/2033	95,000	91,487
5.25%, 04/02/2035	82,000	82,255
Viasat, Inc.
6.50%, 07/15/2028 (A)(E)	125,000	109,798
7.50%, 05/30/2031 (A)(E)	237,000	180,398
Zayo Group Holdings, Inc.
6.13%, 03/01/2028 (A)(E)	225,000	182,709
		4,441,874
Construction & Engineering - 0.2%
IHS Holding Ltd.
8.25%, 11/29/2031 (A)(E)	200,000	192,583
MasTec, Inc.
5.90%, 06/15/2029	55,000	56,119
Mattamy Group Corp.
4.63%, 03/01/2030 (A)	179,000	163,761
		412,463
Consumer Staples Distribution & Retail - 1.6%
AutoNation, Inc.
5.89%, 03/15/2035	21,000	20,723
AutoZone, Inc.
5.10%, 07/15/2029	21,000	21,382
Beacon Roofing Supply, Inc.
6.75%, 04/30/2032 (A)	86,000	86,234
Brinker International, Inc.
8.25%, 07/15/2030 (A)	150,000	157,343
CEC Entertainment LLC
6.75%, 05/01/2026 (A)	340,000	333,651
Darden Restaurants, Inc.
4.35%, 10/15/2027	31,000	30,962
El Puerto de Liverpool SAB de CV
6.26%, 01/22/2032 (A)	200,000	204,111
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030 (A)(E)	210,000	183,582
FirstCash, Inc.
4.63%, 09/01/2028 (A)	200,000	193,976
Genuine Parts Co.
6.50%, 11/01/2028	62,000	65,557
Home Depot, Inc.
4.90%, 04/15/2029	41,000	42,041
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail (continued)
Kohl's Corp.
4.63%, 05/01/2031 (E)	$ 486,000	$ 301,049
LBM Acquisition LLC
6.25%, 01/15/2029 (A)(E)	286,000	250,630
McDonald's Corp.
4.80%, 08/14/2028	300,000	305,129
Murphy Oil USA, Inc.
4.75%, 09/15/2029	200,000	193,107
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	28,000	27,536
5.75%, 11/20/2026	41,000	41,773
Park River Holdings, Inc.
6.75%, 08/01/2029 (A)(E)	299,000	236,382
Raising Cane's Restaurants LLC
9.38%, 05/01/2029 (A)	120,000	127,164
Saks Global Enterprises LLC
11.00%, 12/15/2029 (A)	205,000	123,690
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029 (A)	205,000	192,480
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029 (A)(E)	46,000	46,683
Walmart, Inc.
3.95%, 09/09/2027	151,000	151,479
		3,336,664
Containers & Packaging - 0.7%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	180,000	159,251
5.10%, 03/17/2030 (A)	25,000	25,173
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029 (A)(E)	200,000	174,954
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032 (A)	25,000	25,522
8.75%, 04/15/2030 (A)	219,000	225,754
Crown Americas LLC
5.25%, 04/01/2030	140,000	139,721
Iris Holding, Inc.
10.00%, 12/15/2028 (A)(E)	210,000	185,357
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 - 04/15/2027 (A)	113,000	112,397
Packaging Corp. of America
5.70%, 12/01/2033	171,000	175,900
Silgan Holdings, Inc.
4.13%, 02/01/2028	100,000	96,613
Sonoco Products Co.
4.60%, 09/01/2029	98,000	96,459
5.00%, 09/01/2034 (E)	50,000	47,741
		1,464,842
Diversified REITs - 0.3%
American Tower Corp.
2.30%, 09/15/2031	55,000	47,252
3.13%, 01/15/2027	57,000	55,699
5.20%, 02/15/2029	113,000	115,438
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
Crown Castle, Inc.
5.00%, 01/11/2028	$ 92,000	$ 92,774
5.60%, 06/01/2029	41,000	42,051
Weyerhaeuser Co.
4.00%, 04/15/2030	208,000	201,136
4.75%, 05/15/2026	68,000	68,071
		622,421
Electric Utilities - 4.2%
AES Andes SA
6.25%, 03/14/2032 (A)(E)	200,000	199,961
Fixed until 03/10/2030, 8.15% (D), 06/10/2055 (A)	500,000	509,434
AES Corp.
5.45%, 06/01/2028	45,000	45,672
Algonquin Power & Utilities Corp.
5.37% (H), 06/15/2026	22,000	22,137
Ameren Corp.
5.70%, 12/01/2026	346,000	351,903
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028 (A)	200,000	189,983
Berkshire Hathaway Energy Co.
3.25%, 04/15/2028	162,000	158,136
Calpine Corp.
5.00%, 02/01/2031 (A)	285,000	274,042
Clean Renewable Power Mauritius Pte. Ltd.
4.25%, 03/25/2027 (B)	241,500	232,151
Clearway Energy Operating LLC
3.75%, 01/15/2032 (A)	235,000	203,961
Diamond II Ltd.
7.95%, 07/28/2026 (B)	250,000	249,289
DTE Energy Co.
4.88%, 06/01/2028	166,000	167,487
Entergy Texas, Inc.
5.25%, 04/15/2035	28,000	27,987
EUSHI Finance, Inc.
Fixed until 09/15/2029, 7.63% (D), 12/15/2054	450,000	452,006
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	17,000	17,157
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028 (A)	95,000	96,779
Florida Power & Light Co.
5.15%, 06/15/2029	78,000	80,678
Kentucky Power Co.
7.00%, 11/15/2033 (A)	100,000	106,876
LLPL Capital Pte. Ltd.
6.88%, 02/04/2039 (B)	218,160	214,838
Minejesa Capital BV
4.63%, 08/10/2030 (B)	181,562	176,030
5.63%, 08/10/2037 (B)	200,000	186,229
Narragansett Electric Co.
5.35%, 05/01/2034 (A)	45,000	45,245
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	$ 78,000	$ 78,008
4.75%, 02/07/2028	57,000	57,847
New York State Electric & Gas Corp.
5.85%, 08/15/2033 (A)	22,000	22,825
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	79,000	80,469
Fixed until 05/15/2035, 6.50% (D), 08/15/2055	769,000	773,061
NRG Energy, Inc.
3.63%, 02/15/2031 (A)	455,000	408,925
PacifiCorp
Fixed until 06/17/2030, 7.38% (D), 09/15/2055	1,269,000	1,289,103
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	315,000	299,297
PG&E Corp.
Fixed until 12/15/2029, 7.38% (D), 03/15/2055	1,000,000	972,319
PPL Capital Funding, Inc.
5.25%, 09/01/2034	25,000	24,970
Public Service Co. of Colorado
3.70%, 06/15/2028	284,000	279,401
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031 (A)	35,000	35,538
Vistra Operations Co. LLC
7.75%, 10/15/2031 (A)	215,000	227,341
Wisconsin Power & Light Co.
3.95%, 09/01/2032	37,000	34,433
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029 (A)(E)	375,000	371,233
		8,962,751
Electrical Equipment - 0.1%
EnerSys
4.38%, 12/15/2027 (A)	150,000	145,477
WESCO Distribution, Inc.
6.38%, 03/15/2033 (A)	147,000	148,728
		294,205
Electronic Equipment, Instruments & Components - 0.5%
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/2032	116,000	117,887
5.60%, 05/29/2034	89,000	89,959
Amphenol Corp.
5.05%, 04/05/2029	128,000	131,346
Honeywell International, Inc.
1.75%, 09/01/2031	19,000	15,969
4.95%, 09/01/2031	36,000	36,640
Imola Merger Corp.
4.75%, 05/15/2029 (A)	185,000	176,638
Trimble, Inc.
6.10%, 03/15/2033	228,000	236,558
TTM Technologies, Inc.
4.00%, 03/01/2029 (A)	210,000	195,232
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Tyco Electronics Group SA
5.00%, 05/09/2035 (G)	$ 54,000	$ 53,290
Vontier Corp.
2.95%, 04/01/2031	51,000	43,967
		1,097,486
Energy Equipment & Services - 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	170,000	169,507
6.63%, 09/01/2032 (A)	95,000	94,427
Greenko Dutch BV
3.85%, 03/29/2026 (B)	220,000	212,960
Halliburton Co.
4.75%, 08/01/2043	51,000	42,665
India Cleantech Energy
4.70%, 08/10/2026 (B)	197,500	191,322
Kodiak Gas Services LLC
7.25%, 02/15/2029 (A)	185,000	187,911
Weatherford International Ltd.
8.63%, 04/30/2030 (A)	195,000	193,161
		1,091,953
Financial Services - 1.8%
Aircastle Ltd.
Fixed until 06/15/2026 (C), 5.25% (A)(D)	120,000	116,594
Ally Financial, Inc.
6.70%, 02/14/2033 (E)	380,000	377,315
American Express Co.
4.20%, 11/06/2025	55,000	54,932
Fixed until 01/30/2030, 5.09% (D), 01/30/2031	52,000	52,864
Fixed until 02/16/2027, 5.10% (D), 02/16/2028	165,000	167,033
Fixed until 04/25/2035, 5.67% (D), 04/25/2036	45,000	46,136
Bread Financial Holdings, Inc.
9.75%, 03/15/2029 (A)	112,000	117,755
Capital One Financial Corp.
3.75%, 07/28/2026	68,000	67,191
Charles Schwab Corp.
2.45%, 03/03/2027	21,000	20,358
Cobra AcquisitionCo LLC
6.38%, 11/01/2029 (A)	325,000	260,279
Credit Acceptance Corp.
6.63%, 03/15/2030 (A)	205,000	201,527
EZCORP, Inc.
7.38%, 04/01/2032 (A)	120,000	125,602
Focus Financial Partners LLC
6.75%, 09/15/2031 (A)	200,000	200,838
goeasy Ltd.
6.88%, 05/15/2030 (A)	10,000	9,753
7.63%, 07/01/2029 (A)	218,000	220,018
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	355,000	344,376
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032 (A)	$ 129,000	$ 126,751
7.13%, 04/30/2031 (A)	215,000	221,701
LFS Topco LLC
5.88%, 10/15/2026 (A)	151,000	144,814
Mastercard, Inc.
4.35%, 01/15/2032	71,000	70,177
OneMain Finance Corp.
6.63%, 05/15/2029	194,000	194,573
Planet Financial Group LLC
10.50%, 12/15/2029 (A)	200,000	197,040
Shriram Finance Ltd.
6.63%, 04/22/2027 (B)	200,000	198,959
Synchrony Financial
4.50%, 07/23/2025	4,000	3,993
5.15%, 03/19/2029	95,000	93,845
Fixed until 03/06/2030, 5.45% (D), 03/06/2031	28,000	27,882
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/2031 (A)	200,000	205,290
Voya Financial, Inc.
5.00%, 09/20/2034	27,000	25,764
		3,893,360
Food Products - 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	315,000	311,403
C&S Group Enterprises LLC
5.00%, 12/15/2028 (A)	471,000	394,931
Hershey Co.
4.55%, 02/24/2028 (E)	35,000	35,582
Hormel Foods Corp.
4.80%, 03/30/2027	62,000	62,644
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	100,000	91,840
Kellanova
7.45%, 04/01/2031	113,000	128,205
Kraft Heinz Foods Co.
5.20%, 03/15/2032	35,000	35,492
Kroger Co.
5.00%, 09/15/2034	33,000	32,284
Land O'Lakes, Inc.
7.00%, 09/18/2028 (A)(C)	1,770,000	1,446,975
Mars, Inc.
4.65%, 04/20/2031 (A)	68,000	68,406
Performance Food Group, Inc.
5.50%, 10/15/2027 (A)	200,000	198,333
Sysco Corp.
5.10%, 09/23/2030	69,000	70,153
		2,876,248
Gas Utilities - 0.6%
AltaGas Ltd.
Fixed until 07/17/2034, 7.20% (D), 10/15/2054 (A)	1,000,000	977,114
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities (continued)
KeySpan Gas East Corp.
5.99%, 03/06/2033 (A)	$ 62,000	$ 63,556
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033 (A)	28,000	28,716
7.75%, 05/01/2035 (A)	162,000	166,343
		1,235,729
Health Care Equipment & Supplies - 0.4%
Agilent Technologies, Inc.
2.30%, 03/12/2031	116,000	101,155
2.75%, 09/15/2029	89,000	82,491
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	100,000	102,807
Insulet Corp.
6.50%, 04/01/2033 (A)	145,000	147,909
Medline Borrower LP
3.88%, 04/01/2029 (A)	240,000	224,148
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	102,000	104,665
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029 (E)	41,000	42,110
		805,285
Health Care Providers & Services - 1.1%
Cigna Group
2.38%, 03/15/2031	38,000	33,312
4.38%, 10/15/2028	40,000	39,895
Concentra Health Services, Inc.
6.88%, 07/15/2032 (A)	203,000	207,971
Elevance Health, Inc.
2.88%, 09/15/2029	145,000	135,505
HCA, Inc.
3.38%, 03/15/2029	12,000	11,418
3.50%, 09/01/2030	113,000	105,393
5.45%, 04/01/2031	45,000	45,787
5.50%, 03/01/2032	52,000	52,568
Humana, Inc.
4.88%, 04/01/2030	82,000	81,925
5.88%, 03/01/2033	418,000	427,483
LifePoint Health, Inc.
5.38%, 01/15/2029 (A)(E)	265,000	238,578
Molina Healthcare, Inc.
6.25%, 01/15/2033 (A)	250,000	248,077
Quest Diagnostics, Inc.
5.00%, 12/15/2034	82,000	80,899
Roche Holdings, Inc.
5.49%, 11/13/2030 (A)	243,000	256,347
Select Medical Corp.
6.25%, 12/01/2032 (A)(E)	160,000	158,709
UnitedHealth Group, Inc.
3.75%, 07/15/2025	212,000	211,617
4.90%, 04/15/2031	48,000	48,785
5.15%, 07/15/2034	51,000	51,086
		2,435,355
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotel & Resort REITs - 0.2%
Service Properties Trust
8.88%, 06/15/2032 (E)	$ 375,000	$ 361,324
Hotels, Restaurants & Leisure - 2.0%
Banijay Entertainment SAS
8.13%, 05/01/2029 (A)	200,000	204,961
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (A)(E)	185,000	170,779
Carnival Corp.
6.00%, 05/01/2029 (A)	439,000	436,475
Champion Path Holdings Ltd.
4.85%, 01/27/2028 (B)(E)	200,000	187,164
Fortune Star BVI Ltd.
5.05%, 01/27/2027 (B)	250,000	235,001
Gohl Capital Ltd.
4.25%, 01/24/2027 (B)	200,000	195,413
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029 (A)	315,000	291,314
Hyatt Hotels Corp.
5.50%, 06/30/2034	31,000	30,047
Marriott International, Inc.
2.85%, 04/15/2031	155,000	138,375
5.50%, 04/15/2037	28,000	27,237
Melco Resorts Finance Ltd.
5.38%, 12/04/2029 (A)	225,000	203,058
5.38%, 12/04/2029 (B)	200,000	180,496
MGM China Holdings Ltd.
5.88%, 05/15/2026 (B)	200,000	198,817
NCL Corp. Ltd.
6.75%, 02/01/2032 (A)	10,000	9,776
7.75%, 02/15/2029 (A)	435,000	448,724
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/2030 (A)	195,000	187,437
Royal Caribbean Cruises Ltd.
6.00%, 02/01/2033 (A)	335,000	335,937
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029 (A)(E)	250,000	237,332
Station Casinos LLC
6.63%, 03/15/2032 (A)	182,000	180,869
Studio City Finance Ltd.
5.00%, 01/15/2029 (B)	250,000	219,520
Travel & Leisure Co.
4.50%, 12/01/2029 (A)(E)	205,000	192,074
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	69,000	59,005
		4,369,811
Industrial REITs - 0.0% *
Goodman U.S. Finance Six LLC
5.13%, 10/07/2034 (A)	25,000	24,540
Insurance - 1.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	205,000	204,837
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Aon North America, Inc.
5.30%, 03/01/2031 (E)	$ 287,000	$ 294,779
Arthur J Gallagher & Co.
4.85%, 12/15/2029	37,000	37,398
5.45%, 07/15/2034	180,000	182,589
Athene Global Funding
1.73%, 10/02/2026 (A)	43,000	41,308
4.86%, 08/27/2026 (A)	71,000	71,260
5.32%, 11/13/2031 (A)	109,000	108,565
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031 (A)	160,000	162,782
Chubb INA Holdings LLC
4.65%, 08/15/2029	113,000	114,771
F&G Annuities & Life, Inc.
6.25%, 10/04/2034	17,000	16,368
Global Atlantic Finance Co.
Fixed until 07/15/2029, 7.95% (D), 10/15/2054 (A)	700,000	710,863
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/2031 (A)	265,000	272,126
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030 (A)	185,000	195,039
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (A)	1,822,000	1,137,556
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	53,000	53,530
Northwestern Mutual Global Funding
4.35%, 09/15/2027 (A)	45,000	45,169
Panther Escrow Issuer LLC
7.13%, 06/01/2031 (A)	185,000	189,549
Sumitomo Life Insurance Co.
Fixed until 01/18/2034 (C), 5.88% (A)(D)	205,000	200,014
Willis North America, Inc.
4.65%, 06/15/2027	100,000	100,338
		4,138,841
Internet & Catalog Retail - 1.1%
Alibaba Group Holding Ltd.
5.25%, 05/26/2035 (B)	400,000	397,460
Alphabet, Inc.
0.80%, 08/15/2027	192,000	179,737
Amazon.com, Inc.
3.30%, 04/13/2027	51,000	50,461
4.65%, 12/01/2029	341,000	349,620
Cogent Communications Group LLC
7.00%, 06/15/2027 (A)	250,000	251,179
Gen Digital, Inc.
6.25%, 04/01/2033 (A)	33,000	32,910
7.13%, 09/30/2030 (A)(E)	140,000	144,143
GrubHub Holdings, Inc.
5.50%, 07/01/2027 (A)	224,000	202,413
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
ION Trading Technologies SARL
5.75%, 05/15/2028 (A)	$ 200,000	$ 179,963
Meituan
4.63%, 10/02/2029 (A)	200,000	198,650
Netflix, Inc.
4.88%, 04/15/2028	162,000	165,363
Rakuten Group, Inc.
9.75%, 04/15/2029 (A)	250,000	263,796
		2,415,695
IT Services - 0.7%
Accenture Capital, Inc.
4.50%, 10/04/2034	41,000	39,520
Apple, Inc.
1.40%, 08/05/2028	341,000	315,045
Booz Allen Hamilton, Inc.
5.95%, 04/15/2035	38,000	37,755
CA Magnum Holdings
5.38%, 10/31/2026 (B)	265,000	259,085
Dell International LLC/EMC Corp.
4.35%, 02/01/2030	95,000	93,177
4.75%, 04/01/2028	79,000	79,571
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031 (A)	150,000	153,301
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	35,000	34,991
International Business Machines Corp.
4.65%, 02/10/2028	127,000	128,378
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	47,000	41,211
Leidos, Inc.
5.50%, 03/15/2035	44,000	43,726
McAfee Corp.
7.38%, 02/15/2030 (A)	65,000	56,182
Seagate HDD Cayman
8.50%, 07/15/2031	150,000	160,477
		1,442,419
Machinery - 0.7%
AGCO Corp.
5.45%, 03/21/2027	90,000	90,743
Caterpillar Financial Services Corp.
4.38%, 08/16/2029 (E)	30,000	30,108
4.40%, 03/03/2028	81,000	81,648
4.70%, 11/15/2029	78,000	79,316
5.00%, 05/14/2027	27,000	27,524
Caterpillar, Inc.
1.90%, 03/12/2031 (E)	311,000	272,377
CNH Industrial Capital LLC
5.10%, 04/20/2029	279,000	282,225
Deere & Co.
5.45%, 01/16/2035	250,000	258,127
John Deere Capital Corp.
1.45%, 01/15/2031	180,000	153,897
4.40%, 09/08/2031	71,000	70,732
4.95%, 07/14/2028	27,000	27,691
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
nVent Finance SARL
2.75%, 11/15/2031	$ 127,000	$ 108,727
		1,483,115
Media - 1.6%
Belo Corp.
7.75%, 06/01/2027	200,000	206,710
Cable One, Inc.
4.00%, 11/15/2030 (A)(E)	284,000	231,280
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 03/01/2030 (A)	395,000	372,437
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	157,000	136,087
3.50%, 06/01/2041	73,000	49,768
6.10%, 06/01/2029	58,000	59,980
Comcast Corp.
3.40%, 04/01/2030	35,000	33,352
4.15%, 10/15/2028	136,000	135,573
Cox Communications, Inc.
5.45%, 09/15/2028 - 09/01/2034 (A)	99,000	99,052
CSC Holdings LLC
5.50%, 04/15/2027 (A)	300,000	278,754
5.75%, 01/15/2030 (A)	200,000	100,264
Discovery Communications LLC
3.63%, 05/15/2030	21,000	18,603
Neptune Bidco U.S., Inc.
9.29%, 04/15/2029 (A)	350,000	311,500
Omnicom Group, Inc.
5.30%, 11/01/2034	43,000	42,782
Paramount Global
Fixed until 02/28/2027, 6.25% (D), 02/28/2057	283,000	261,750
Sirius XM Radio LLC
3.88%, 09/01/2031 (A)(E)	460,000	394,624
Sunrise FinCo I BV
4.88%, 07/15/2031 (A)	200,000	182,790
Univision Communications, Inc.
8.50%, 07/31/2031 (A)	210,000	198,480
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)(E)	400,000	350,633
Walt Disney Co.
2.00%, 09/01/2029	71,000	64,770
		3,529,189
Metals & Mining - 1.3%
ATI, Inc.
7.25%, 08/15/2030	150,000	155,974
Capstone Copper Corp.
6.75%, 03/31/2033 (A)	39,000	38,189
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027 (E)	10,000	9,862
7.00%, 03/15/2032 (A)(E)	325,000	304,587
7.38%, 05/01/2033 (A)	10,000	9,407
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Commercial Metals Co.
3.88%, 02/15/2031	$ 200,000	$ 179,325
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/2031 (A)	380,000	343,861
Hudbay Minerals, Inc.
6.13%, 04/01/2029 (A)	100,000	99,561
Minera Mexico SA de CV
5.63%, 02/12/2032 (A)	200,000	200,200
Mineral Resources Ltd.
9.25%, 10/01/2028 (A)	476,000	450,026
Nexa Resources SA
6.60%, 04/08/2037 (A)	200,000	197,406
Novelis Corp.
4.75%, 01/30/2030 (A)	120,000	111,568
6.88%, 01/30/2030 (A)(E)	10,000	10,132
Nucor Corp.
5.10%, 06/01/2035	62,000	60,741
South32 Treasury Ltd.
4.35%, 04/14/2032 (A)	181,000	166,436
Steel Dynamics, Inc.
5.38%, 08/15/2034	40,000	40,081
Vale Overseas Ltd.
6.40%, 06/28/2054	200,000	193,092
Vedanta Resources Finance II PLC
10.88%, 09/17/2029 (B)	200,000	194,089
		2,764,537
Mortgage Real Estate Investment Trusts - 0.4%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029 (A)(E)	320,000	295,532
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/2029 (A)	157,000	163,007
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029 (A)	210,000	200,997
Starwood Property Trust, Inc.
6.50%, 07/01/2030 (A)	170,000	170,927
		830,463
Oil, Gas & Consumable Fuels - 4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028 (A)	170,000	168,959
Baytex Energy Corp.
7.38%, 03/15/2032 (A)(E)	192,000	165,597
Chevron Corp.
2.24%, 05/11/2030	307,000	277,397
Civitas Resources, Inc.
8.63%, 11/01/2030 (A)	133,000	128,410
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	165,000	150,612
Crescent Energy Finance LLC
7.63%, 04/01/2032 (A)	193,000	175,153
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029 (A)	$ 195,000	$ 200,668
Diamondback Energy, Inc.
5.40%, 04/18/2034	193,000	188,617
Energy Transfer LP
4.95%, 05/15/2028	162,000	163,280
5.20%, 04/01/2030	33,000	33,273
6.40%, 12/01/2030	41,000	43,531
Fixed until 02/15/2029, 8.00% (D), 05/15/2054 (E)	1,000,000	1,038,276
Excelerate Energy LP
8.00%, 05/15/2030 (A)(G)	75,000	76,292
Expand Energy Corp.
4.75%, 02/01/2032	68,000	63,801
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	15,000	14,566
8.88%, 04/15/2030	345,000	351,286
GNL Quintero SA
4.63%, 07/31/2029 (B)	105,920	104,494
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	445,000	452,907
HF Sinclair Corp.
5.00%, 02/01/2028	30,000	29,663
6.25%, 01/15/2035	43,000	41,281
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031 (A)	323,000	289,883
6.25%, 04/15/2032 (A)	50,000	43,504
7.25%, 02/15/2035 (A)	15,000	13,073
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032 (A)	260,000	264,730
ITT Holdings LLC
6.50%, 08/01/2029 (A)	465,000	424,564
KazMunayGas National Co. JSC
5.38%, 04/24/2030 (B)	200,000	195,256
Kinder Morgan, Inc.
5.15%, 06/01/2030 (G)	64,000	64,527
5.40%, 02/01/2034	418,000	413,070
Marathon Petroleum Corp.
5.70%, 03/01/2035	74,000	72,247
MPLX LP
5.40%, 04/01/2035	35,000	33,998
Nabors Industries, Inc.
7.38%, 05/15/2027 (A)	135,000	127,314
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029 (A)	95,000	89,249
8.38%, 02/15/2032 (A)	150,000	136,561
NuStar Logistics LP
6.38%, 10/01/2030	120,000	121,830
Occidental Petroleum Corp.
6.13%, 01/01/2031	274,000	276,576
ONEOK, Inc.
6.50%, 09/01/2030 (A)	62,000	65,504
ORLEN SA
6.00%, 01/30/2035 (A)	200,000	202,238
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos
10.00%, 02/07/2033 (E)	$ 727,000	$ 729,302
Pioneer Natural Resources Co.
5.10%, 03/29/2026	28,000	28,167
Saudi Arabian Oil Co.
5.88%, 07/17/2064 (A)	200,000	184,128
Strathcona Resources Ltd.
6.88%, 08/01/2026 (A)	270,000	264,667
Talos Production, Inc.
9.38%, 02/01/2031 (A)	181,000	170,370
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	41,000	40,956
TransCanada PipeLines Ltd.
Fixed until 03/01/2030, 7.00% (D), 06/01/2065	1,000,000	980,639
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (B)	120,000	118,322
Transportadora de Gas Internacional SA ESP
5.55%, 11/01/2028 (B)	200,000	202,329
Valaris Ltd.
8.38%, 04/30/2030 (A)	250,000	234,185
Venture Global LNG, Inc.
8.38%, 06/01/2031 (A)	360,000	348,047
Vital Energy, Inc.
7.88%, 04/15/2032 (A)(E)	142,000	110,299
Warrior Met Coal, Inc.
7.88%, 12/01/2028 (A)	50,000	50,447
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029 (A)	215,000	196,725
Williams Cos., Inc.
3.75%, 06/15/2027	81,000	79,749
		10,440,519
Paper & Forest Products - 0.4%
Celulosa Arauco y Constitucion SA
6.18%, 05/05/2032 (A)(G)	200,000	200,000
Georgia-Pacific LLC
0.95%, 05/15/2026 (A)	48,000	46,381
Inversiones CMPC SA
6.13%, 02/26/2034 (A)	200,000	201,076
Magnera Corp.
4.75%, 11/15/2029 (A)	220,000	191,394
Suzano Austria GmbH
5.00%, 01/15/2030	200,000	195,306
		834,157
Passenger Airlines - 0.4%
Air Canada
3.88%, 08/15/2026 (A)	195,000	191,267
American Airlines, Inc.
7.25%, 02/15/2028 (A)(E)	350,000	345,627
British Airways Pass-Through Trust
2.90%, 09/15/2036 (A)	14,403	12,834
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Passenger Airlines (continued)
United Airlines, Inc.
4.63%, 04/15/2029 (A)	$ 220,000	$ 206,899
		756,627
Personal Care Products - 0.3%
Edgewell Personal Care Co.
4.13%, 04/01/2029 (A)	250,000	233,585
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032 (E)	310,000	307,563
Procter & Gamble Co.
2.85%, 08/11/2027	92,000	89,993
3.95%, 01/26/2028	72,000	72,561
		703,702
Pharmaceuticals - 1.2%
AbbVie, Inc.
3.20%, 11/21/2029	296,000	281,698
4.95%, 03/15/2031	55,000	56,192
Astrazeneca Finance LLC
4.85%, 02/26/2029	89,000	90,855
4.88%, 03/03/2028	72,000	73,561
4.90%, 03/03/2030	73,000	74,960
Becton Dickinson & Co.
4.30%, 08/22/2032	55,000	52,412
4.69%, 02/13/2028	68,000	68,418
Cardinal Health, Inc.
5.13%, 02/15/2029	105,000	107,148
Cencora, Inc.
4.85%, 12/15/2029	25,000	25,250
5.13%, 02/15/2034	41,000	41,021
CVS Health Corp.
4.78%, 03/25/2038	155,000	139,491
5.55%, 06/01/2031	92,000	94,362
Fixed until 12/10/2029, 7.00% (D), 03/10/2055	262,000	264,942
Eli Lilly & Co.
3.10%, 05/15/2027	22,000	21,635
4.75%, 02/12/2030	51,000	52,214
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	47,000	47,317
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/2029 (A)(E)	393,000	300,112
12.25%, 04/15/2029 (A)	255,000	270,704
Merck & Co., Inc.
4.30%, 05/17/2030	105,000	105,313
Novartis Capital Corp.
4.00%, 09/18/2031	47,000	45,960
Organon & Co./Organon Foreign Debt Co- Issuer BV
5.13%, 04/30/2031 (A)(E)	200,000	167,847
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/2033	55,000	54,242
Teva Pharmaceutical Finance Netherlands III BV
7.88%, 09/15/2029	200,000	214,415
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Zoetis, Inc.
5.60%, 11/16/2032	$ 28,000	$ 29,301
		2,679,370
Real Estate Management & Development - 0.9%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	275,000	276,280
Elect Global Investments Ltd.
4.85%, 05/30/2025 (B)(C)	200,000	126,047
GLP China Holdings Ltd.
2.95%, 03/29/2026 (B)	300,000	276,914
GLP Pte. Ltd.
Fixed until 05/17/2026 (C), 4.50% (B)(D)	200,000	116,855
Greystar Real Estate Partners LLC
7.75%, 09/01/2030 (A)	110,000	115,510
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	321,000	289,077
Longfor Group Holdings Ltd.
3.38%, 04/13/2027 (B)	250,000	223,807
NWD MTN Ltd.
8.63%, 02/08/2028 (B)	250,000	191,388
Yanlord Land HK Co. Ltd.
5.13%, 05/20/2026 (B)	320,000	309,603
		1,925,481
Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc.
4.80%, 06/15/2029	245,000	250,771
Broadcom, Inc.
2.45%, 02/15/2031 (A)	185,000	163,155
Entegris, Inc.
5.95%, 06/15/2030 (A)	200,000	198,903
Intel Corp.
4.15%, 08/05/2032	40,000	36,857
SK Hynix, Inc.
2.38%, 01/19/2031 (B)	200,000	173,512
Texas Instruments, Inc.
4.60%, 02/15/2028	151,000	153,165
		976,363
Software - 0.7%
Adobe, Inc.
4.75%, 01/17/2028 (E)	88,000	89,836
4.85%, 04/04/2027	28,000	28,479
AppLovin Corp.
5.50%, 12/01/2034	63,000	62,848
Capstone Borrower, Inc.
8.00%, 06/15/2030 (A)	260,000	265,359
Cloud Software Group, Inc.
6.50%, 03/31/2029 (A)	306,000	306,013
Fiserv, Inc.
5.15%, 08/12/2034	51,000	50,053
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028 (A)	200,000	180,171
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Open Text Corp.
3.88%, 12/01/2029 (A)	$ 160,000	$ 147,496
Oracle Corp.
2.30%, 03/25/2028	167,000	157,829
4.30%, 07/08/2034	11,000	10,191
Paychex, Inc.
5.10%, 04/15/2030	19,000	19,254
Rackspace Finance LLC
3.50%, 05/15/2028 (A)	331,300	117,934
		1,435,463
Transportation Infrastructure - 0.5%
AerCap Global Aviation Trust
Fixed until 06/16/2025, 6.50% (D), 06/15/2045 (A)	250,000	250,279
Canadian Pacific Railway Co.
5.20%, 03/30/2035	24,000	24,066
CSX Corp.
3.25%, 06/01/2027	63,000	61,796
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/2035	35,691	30,316
GATX Corp.
5.50%, 06/15/2035	29,000	28,697
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030 (A)	82,000	83,229
5.35%, 03/30/2029 (A)	23,000	23,379
6.05%, 08/01/2028 (A)	71,000	73,790
6.20%, 06/15/2030 (A)	98,000	103,487
Ryder System, Inc.
5.50%, 06/01/2029	38,000	38,962
Star Leasing Co. LLC
7.63%, 02/15/2030 (A)	198,000	177,385
Stonepeak Nile Parent LLC
7.25%, 03/15/2032 (A)	214,000	217,662
		1,113,048
Total Corporate Debt Securities (Cost $101,286,250)		99,775,343
LOAN ASSIGNMENTS - 17.9%
Aerospace & Defense - 0.2%
Spirit Aerosystems, Inc. Term Loan, 3-Month Term SOFR + 4.50%, 8.78% (D), 01/15/2027	315,548	315,351
Automobile Components - 0.2%
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.75%, 7.07% (D), 01/28/2032	156,919	153,927
First Brands Group LLC Term Loan, 3-Month Term SOFR + 5.00%, 9.54% (D),03/30/2027 (G)	304,464	282,245
		436,172
	Principal	Value
LOAN ASSIGNMENTS (continued)
Beverages - 0.2%
Pegasus BidCo BV Term Loan B, 3-Month Term SOFR + 3.25%, 7.57% (D), 07/12/2029	$ 316,381	$ 314,800
Building Products - 0.4%
Foley Products Co. LLC Term Loan, 3-Month Term SOFR + 4.75%, 9.20% (D), 12/29/2028	173,600	174,034
Groundworks LLC
Delayed Draw Term Loan, 1-Month Term SOFR + 3.25%, 3.00% (D), 03/14/2031	5,126	5,062
Term Loan, 1-Month Term SOFR + 3.00%, 7.32% (D), 03/14/2031	174,072	171,896

Icebox Holdco III, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.50%, 8.06% (D), 12/22/2028	143,924	143,159
Potters Industries LLC Repriced Term Loan B, 3-Month Term SOFR + 3.00%, 7.32% (D), 12/14/2027	197,772	197,031
Quikrete Holdings, Inc.
Term Loan B1, 1-Month Term SOFR + 2.25%, 6.57% (D), 04/14/2031	205,924	201,842
Term Loan B, 1-Month Term SOFR + 2.25%, 6.57% (D), 02/10/2032	56,314	55,152
		948,176
Capital Markets - 0.3%
Dragon Buyer, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 7.30% (D), 09/30/2031 (G)	250,165	248,211
NEXUS Buyer LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.82% (D), 07/31/2031	338,695	337,425
		585,636
Chemicals - 0.1%
Nouryon Finance BV Term Loan B1, TBD, 04/03/2028 (G)(I)	199,495	198,248
Commercial Services & Supplies - 2.4%
Action Environmental Group, Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 8.05% (D), 10/24/2030 (G)	294,952	294,952
Allied Universal Holdco LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.17% (D), 05/12/2028	328,670	328,167
Belron Finance LLC Term Loan B, 3-Month Term SOFR + 2.75%, 7.05% (D), 10/16/2031	114,097	113,705
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Crash Champions LLC Term Loan B, 3-Month Term SOFR + 4.75%, 9.07% (D), 02/23/2029	$ 198,997	$ 176,610
Creative Artists Agency LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.75%, 7.07% (D), 10/01/2031	360,750	358,270
Garda World Security Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 7.29% (D), 02/01/2029	236,195	233,242
GFL Environmental, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.82% (D), 02/04/2032	368,829	363,296
Groupe Solmax, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 3-Month Term SOFR + 4.75%, 9.19% (D), 05/29/2028	206,188	169,177
Hertz Corp. Term Loan B, 3-Month Term SOFR + 3.75%, 8.03% (D), 06/30/2028	362,584	282,136
KUEHG Corp. Term Loan, 3-Month Term SOFR + 3.25%, 7.55% (D), 06/12/2030	148,615	147,779
Madison IAQ LLC Term Loan B, TBD, 03/28/2032 (G)(I)	185,636	183,741
Mavis Tire Express Services Corp. Repriced Term Loan, 3-Month Term SOFR + 3.00%, 7.31% (D), 05/04/2028	238,208	235,032
Moneygram International, Inc. Term Loan B, 3-Month Term SOFR + 4.75%, 9.04% (D), 06/01/2030	320,437	288,928
PG Investment Co. 59 SARL Term Loan B, 3-Month Term SOFR + 3.00%, 7.30% (D), 03/26/2031 (G)	250,000	248,750
Prometric Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 9.19% (D), 01/31/2028	238,194	238,313
Ryan LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.82% (D), 11/14/2030 (G)	265,671	264,675
Spring Education Group, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 8.30% (D), 10/04/2030	237,718	235,786
Tidal Waste & Recycling Holdings LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.80% (D), 10/24/2031	260,000	259,350
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Veritiv Corp. Term Loan B, 3-Month Term SOFR + 4.00%, 8.30% (D), 11/30/2030	$ 207,545	$ 205,625
VM Consolidated, Inc. Term Loan B2, 1-Month Term SOFR + 2.25%, 6.57% (D), 03/24/2028	125,619	125,515
Wand NewCo 3, Inc. Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.82% (D), 01/30/2031	199,640	196,645
Xplor T1 LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.80% (D), 06/24/2031	134,870	133,859
		5,083,553
Communications Equipment - 0.7%
Altice Financing SA Term Loan, 3-Month Term SOFR + 5.00%, 9.26% (D), 10/31/2027	358,549	286,839
Altice France SA Term Loan B14, 3-Month Term SOFR + 5.50%, 9.76% (D), 08/15/2028	177,501	158,420
CCI Buyer, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 8.30% (D), 12/17/2027	318,363	318,263
Connect Finco SARL Term Loan B, 1-Month Term SOFR + 4.50%, 8.82% (D), 09/27/2029	201,946	180,616
ViaSat, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 8.94% (D), 03/02/2029	330,044	308,756
Zayo Group Holdings, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 7.44% (D), 03/09/2027	325,000	301,519
		1,554,413
Construction & Engineering - 0.3%
Construction Partners, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.82% (D), 11/03/2031	34,281	33,938
Osmose Utilities Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.69% (D), 06/23/2028	209,781	206,831
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction & Engineering (continued)
Service Logic Acquisition, Inc. Repriced Term Loan B, 1-Month Term SOFR + 3.00%, 3-Month Term SOFR + 3.00%, 7.28% (D), 10/29/2027	$ 316,567	$ 316,567
Tecta America Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (D), 02/18/2032	54,385	53,774
		611,110
Consumer Staples Distribution & Retail - 1.4%
BCPE Grill Parent Term Loan B, 1-Month Term SOFR + 4.75%, 9.07% (D), 09/30/2030	207,326	189,081
Dave & Buster's, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.56% (D), 06/29/2029 (G)	294,898	272,689
EG Group Ltd. Term Loan B, 3-Month Term SOFR + 4.25%, 8.56% (D), 02/07/2028	280,359	280,149
Gulfside Supply, Inc. Term Loan B, TBD, 06/17/2031 (G)(I)	297,447	293,952
Highline Aftermarket Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.82% (D), 02/19/2030 (G)	224,123	223,002
LBM Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.18% (D), 06/06/2031	318,434	303,109
Park River Holdings, Inc. Term Loan, 3-Month Term SOFR + 3.25%, 7.80% (D), 12/28/2027	320,425	300,799
Peer Holding III BV Term Loan B5B, 3-Month Term SOFR + 2.50%, 6.80% (D), 07/01/2031	172,658	171,723
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.81% (D), 03/03/2028	368,078	319,653
Specialty Building Products Holdings LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.17% (D), 10/15/2028	337,226	313,936
Whatabrands LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.50%, 6.82% (D), 08/03/2028	206,257	204,897
White Cap Buyer LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.57% (D), 10/19/2029	175,000	170,327
		3,043,317
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging - 0.6%
Berlin Packaging LLC Term Loan B7, 1-Month Term SOFR + 3.50%, 3-Month Term SOFR + 3.50%, 7.82% (D), 06/07/2031 (G)	$ 164,587	$ 163,327
Charter NEX U.S., Inc. Term Loan B1, 1-Month Term SOFR + 2.75%, 7.07% (D), 11/29/2030	158,148	157,506
Clydesdale Acquisition Holdings, Inc.
Delayed Draw Term Loan, 3-Month Term SOFR + 3.25%, 7.48% (D), 04/01/2032 (G)	1,571	1,558
Term Loan B, 3-Month Term SOFR + 3.25%, 7.49% (D), 04/01/2032 (G)	89,836	89,095
Term Loan B, 1-Month Term SOFR + 3.18%, 7.50% (D), 04/13/2029	198,538	196,832

IRIS Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.75%, 9.13% (D), 06/28/2028	159,184	149,610
SupplyOne, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 8.07% (D), 04/21/2031	269,893	268,038
Trident TPI Holdings, Inc. Term Loan B7, 3-Month Term SOFR + 3.75%, 8.05% (D), 09/15/2028 (G)	265,000	256,001
		1,281,967
Distributors - 0.4%
Gloves Buyer, Inc. Term Loan, TBD, 01/17/2032 (G)(I)	202,475	192,688
PAI Holdco, Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 8.29% (D), 10/28/2027	254,617	196,692
RelaDyne, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 8.32% (D), 12/23/2030	304,168	303,180
Windsor Holdings III LLC Term Loan B, TBD, 08/01/2030 (G)(I)	249,375	245,479
		938,039
Diversified REITs - 0.1%
Claros Mortgage Trust, Inc. Term Loan B, 1-Month Term SOFR + 4.50%, 8.92% (D), 08/09/2026	223,736	207,515
Electric Utilities - 0.1%
Alpha Generation LLC Term Loan B, 1-Month Term SOFR + 2.75%, 7.07% (D), 09/30/2031	197,510	197,325
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Electronic Equipment, Instruments & Components - 0.1%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B, 1-Month Term SOFR + 4.25%, 8.57% (D), 12/02/2031	$ 260,617	$ 249,758
Energy Equipment & Services - 0.1%
Goodnight Water Solutions LLC Term Loan B, 1-Month Term SOFR + 4.50%, 8.82% (D), 06/04/2029	199,471	193,487
Financial Services - 0.6%
Advisor Group, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.82% (D), 08/17/2028	198,546	197,460
Apex Group Treasury LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.82% (D), 02/27/2032	318,318	317,124
CPI Holdco B LLC Term Loan B, 1-Month Term SOFR + 2.25%, 6.57% (D), 05/17/2031	44,044	43,755
Focus Financial Partners LLC Term Loan B, TBD, 09/15/2031 (G)(I)	300,000	295,929
Hightower Holding LLC Term Loan B, 3-Month Term SOFR + 3.00%, 7.29% (D), 02/03/2032	237,025	234,062
Jump Financial LLC Term Loan B, 3-Month Term SOFR + 4.25%, 8.55% (D), 02/26/2032 (G)	216,592	216,863
		1,305,193
Food Products - 0.1%
Upfield BV Term Loan B12, 3-Month Term SOFR + 3.75%, 8.07% (D), 01/03/2028	271,567	269,869
Health Care Equipment & Supplies - 0.4%
Hanger, Inc.
Delayed Draw Term Loan, 1-Month Term SOFR + 3.50%, 3.50% (D), 10/23/2031 (G)	19,648	19,587
Term Loan B, 1-Month Term SOFR + 3.50%, 7.82% (D), 10/23/2031 (G)	264,310	263,484

Medline Borrower LP Term Loan B, 1-Month Term SOFR + 2.25%, 6.57% (D), 10/23/2028	238,336	236,667
Sotera Health Holdings LLC Term Loan B, TBD, 05/30/2031 (G)(I)	400,000	398,500
		918,238
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services - 0.5%
Bella Holding Co. LLC Term Loan, 1-Month Term SOFR + 3.25%, 7.57% (D), 05/10/2028	$ 360,694	$ 359,019
Charlotte Buyer, Inc. Repriced Term Loan B, 1-Month Term SOFR + 4.25%, 8.57% (D), 02/11/2028	274,312	272,892
LifePoint Health, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 3.75%, 8.01% (D), 05/19/2031	249,375	244,200
Outcomes Group Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.57% (D), 05/06/2031	184,573	183,727
		1,059,838
Hotels, Restaurants & Leisure - 1.0%
Aimbridge Acquisition Co., Inc.
Term Loan, 1-Month Term SOFR + 5.50%, Prime Rate + 4.50%, 9.94% (D), 03/11/2030	27,359	26,812
1st Lien Term Loan, 1-Month Term SOFR + 7.50%, 11.94% (D), 03/11/2030	14,481	13,902

Carnival Corp. Term Loan, 1-Month Term SOFR + 2.00%, 6.33% (D), 10/18/2028	211,077	210,021
EOC Borrower LLC Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (D), 03/24/2032 (G)	314,588	309,345
Fertitta Entertainment LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.82% (D), 01/27/2029	270,770	263,587
GBT U.S. III LLC Term Loan B, TBD, 07/28/2031 (G)(I)	250,000	247,448
Ontario Gaming GTA LP Term Loan B, 3-Month Term SOFR + 4.25%, 8.55% (D), 08/01/2030	237,213	228,170
Recess Holdings, Inc. Repriced Term Loan, 3-Month Term SOFR + 3.75%, 8.03% (D), 02/20/2030	210,940	207,775
Scientific Games Holdings LP Term Loan B, 3-Month Term SOFR + 3.00%, 7.28% (D), 04/04/2029	239,181	236,789
SeaWorld Parks & Entertainment, Inc. Term Loan B3, 1-Month Term SOFR + 2.00%, 6.32% (D), 12/04/2031	158,567	154,603
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)

Travel & Leisure Co. Term Loan B, 1-Month Term SOFR + 2.50%, 6.82% (D), 12/14/2029	$ 261,737	$ 256,421
UFC Holdings LLC Term Loan B, 3-Month Term SOFR + 2.25%, 6.58% (D), 11/21/2031	37,377	37,330
		2,192,203
Household Durables - 0.1%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (D), 07/31/2028	318,145	313,992
Insurance - 1.1%
Alliant Holdings Intermediate LLC Term Loan B6, 1-Month Term SOFR + 2.75%, 7.07% (D), 09/19/2031	206,178	204,561
AmWINS Group, Inc. Term Loan B, 1-Month Term SOFR + 2.25%, 6.57% (D), 01/30/2032	231,745	230,426
Asurion LLC
Term Loan B11, 1-Month Term SOFR + 4.25%, 8.67% (D), 08/19/2028	306,096	295,994
2nd Lien Term Loan B4, 1-Month Term SOFR + 5.25%, 9.69% (D), 01/20/2029	355,548	325,326

Broadstreet Partners, Inc. Term Loan B4, 1-Month Term SOFR + 3.00%, 7.32% (D), 06/13/2031 (G)	249,372	247,907
Howden Group Holdings Ltd. 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (D), 02/15/2031	316,254	314,211
HUB International Ltd. Term Loan B, 3-Month Term SOFR + 2.50%, 6.77% (D), 06/20/2030 (G)	294,643	292,467
Sedgwick Claims Management Services, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 7.31% (D), 07/31/2031	237,861	236,494
Truist Insurance Holdings LLC Term Loan B, 3-Month Term SOFR + 2.75%, 7.05% (D), 05/06/2031	95,949	94,990
		2,242,376
Internet & Catalog Retail - 0.4%
CNT Holdings I Corp. Term Loan, 3-Month Term SOFR + 2.50%, 6.78% (D), 11/08/2032	316,658	314,679
	Principal	Value
LOAN ASSIGNMENTS (continued)
Internet & Catalog Retail (continued)
Proofpoint, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 7.32% (D), 08/31/2028	$ 237,140	$ 235,547
PUG LLC Term Loan B, 1-Month Term SOFR + 4.75%, 9.07% (D), 03/15/2030	234,968	230,757
		780,983
IT Services - 0.7%
Ahead DB Holdings LLC Term Loan B3, 3-Month Term SOFR + 3.00%, 7.30% (D), 02/03/2031	194,201	192,676
Amentum Government Services Holdings LLC Term Loan B, 1-Month Term SOFR + 2.25%, 6.57% (D), 09/29/2031	182,858	180,344
Fortress Intermediate 3, Inc. Term Loan B, TBD, 06/27/2031 (G)(I)	300,000	293,625
Foundever Worldwide Corp. Term Loan, 3-Month Term SOFR + 3.75%, 8.18% (D), 08/28/2028	109,912	61,104
Nielsen Consumer, Inc. Term Loan, 1-Month Term SOFR + 3.50%, 7.82% (D), 03/06/2028	285,882	281,593
Peraton Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 8.17% (D), 02/01/2028	317,128	285,132
Verifone Systems, Inc. Term Loan, 3-Month Term SOFR + 5.50%, 10.21% (D), 08/18/2028 (G)	334,508	294,315
		1,588,789
Machinery - 0.6%
Alliance Laundry Systems LLC Term Loan B, 3-Month Term SOFR + 2.75%, 7.07% (D), 08/19/2031 (G)	200,000	198,156
CD&R Hydra Buyer, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 8.42% (D), 03/25/2031	236,190	226,669
Madison Safety & Flow LLC Term Loan B, 1-Month Term SOFR + 2.75%, 7.07% (D), 09/26/2031	19,251	19,130
TK Elevator Midco GmbH Term Loan B, 3-Month Term SOFR + 3.00%, 7.24% (D), 04/30/2030	316,125	314,545
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
Victory Buyer LLC Term Loan, 1-Month Term SOFR + 3.75%, 8.19% (D), 11/19/2028	$ 284,267	$ 274,318
WEC U.S. Holdings Ltd. Term Loan, 1-Month Term SOFR + 2.25%, 6.57% (D), 01/27/2031 (G)	293,536	290,738
		1,323,556
Media - 0.8%
Coral-U.S. Co-Borrower LLC Term Loan B7, 3-Month Term SOFR + 3.25%, 7.51% (D), 02/02/2032 (G)	260,000	254,475
CSC Holdings LLC Term Loan B5, Prime Rate + 1.50%, 9.00% (D), 04/15/2027	354,159	339,905
Neptune Bidco U.S., Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 9.33% (D), 04/11/2029	293,819	258,193
Sinclair Television Group, Inc. Term Loan B7, 1-Month Term SOFR + 4.10%, 8.52% (D), 12/31/2030	348,920	273,902
Sunrise Financing Partnership Term Loan A, 3-Month Term SOFR + 2.50%, 6.79% (D), 02/15/2032	146,624	145,616
United Talent Agency LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.08% (D), 07/07/2028	150,439	150,251
Virgin Media Bristol LLC Term Loan Y, 6-Month Term SOFR + 3.18%, 7.37% (D), 03/31/2031	326,000	316,526
		1,738,868
Metals & Mining - 0.1
Atlas Sand Co. LLC Term Loan, 3-Month Term SOFR + 5.00%, 5.00% (D), 01/31/2026 (J)(K)(L)(M)	108,713	104,799
Mortgage Real Estate Investment Trusts - 0.3%
Apollo Commercial Real Estate Finance, Inc. Term Loan B1, 1-Month Term SOFR + 3.50%, 7.94% (D), 03/11/2028	235,614	226,190
Blackstone Mortgage Trust, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 8.07% (D), 12/11/2028	241,574	239,763
KREF Holdings X LLC Term Loan B, 1-Month Term SOFR + 3.25%, Prime Rate + 3.25%, 7.57% (D), 03/05/2032	179,736	177,713
		643,666
	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels - 0.2%
M6 ETX Holdings II Midco LLC Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (D), 04/01/2032	$ 312,785	$ 310,536
NGP XI Midstream Holdings LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.80% (D), 07/25/2031	162,791	159,942
		470,478
Passenger Airlines - 0.4%
American Airlines, Inc.
1st Lien Term Loan, 6-Month Term SOFR + 2.25%, 6.51% (D), 06/04/2029	55,975	54,277
Term Loan, 3-Month Term SOFR + 2.25%, 6.52% (D), 04/20/2028	73,699	72,026
1st Lien Term Loan B, 1-Month Term SOFR + 2.25%, 6.57% (D), 02/15/2028	158,384	153,583

United Airlines, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 2.00%, 6.28% (D), 02/22/2031	209,642	208,070
WestJet Loyalty LP Term Loan B, 3-Month Term SOFR + 3.25%, 7.55% (D), 02/14/2031	317,026	300,620
		788,576
Personal Care Products - 0.1%
Opal Bidco SAS Term Loan B, TBD, 03/31/2032 (G)(I)	191,805	191,086
Pharmaceuticals - 0.3%
Covetrus, Inc. Term Loan, 3-Month Term SOFR + 5.00%, 9.30% (D), 10/13/2029	269,462	252,676
Endo Luxembourg Finance Co. I SARL 1st Lien Term Loan, 1-Month Term SOFR + 4.00%, 8.32% (D), 04/23/2031	190,303	184,237
Gainwell Acquisition Corp. Term Loan B, 3-Month Term SOFR + 4.00%, 8.40% (D), 10/01/2027	224,414	208,214
		645,127
Real Estate Management & Development - 0.4%
CoreLogic, Inc. Term Loan, 1-Month Term SOFR + 3.50%, 7.94% (D), 06/02/2028 (G)	248,843	244,877
Cushman & Wakefield U.S. Borrower LLC
Term Loan B1, 1-Month Term SOFR + 2.75%, 7.07% (D), 01/31/2030	102,116	101,861
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Real Estate Management & Development (continued)
Cushman & Wakefield U.S. Borrower LLC (continued)
Term Loan, 1-Month Term SOFR + 3.25%, 7.57% (D), 01/31/2030	$ 157,458	$ 157,458

Greystar Real Estate Partners LLC 1st Lien Term Loan B, TBD, 08/21/2030 (G)(I)	300,000	300,000
		804,196
Software - 1.6%
Athenahealth Group, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (D), 02/15/2029	320,791	317,783
Boxer Parent Co., Inc.
Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (D), 07/30/2031 (G)	200,773	196,481
2nd Lien Term Loan, TBD, 07/30/2032 (G)(I)	75,000	70,875

Cast & Crew Payroll LLC Term Loan, 1-Month Term SOFR + 3.75%, 8.07% (D), 12/29/2028	174,549	166,694
Clearwater Analytics LLC Term Loan B, 3-Month Term SOFR + 2.25%, 6.53% (D), 04/21/2032	55,002	54,727
Cloud Software Group, Inc. Term Loan, 3-Month Term SOFR + 3.75%, 8.05% (D), 03/21/2031	264,141	260,894
Corel Corp. Term Loan, 3-Month Term SOFR + 5.00%, 9.41% (D), 07/02/2026	161,779	150,589
Cotiviti Corp. Term Loan, 1-Month Term SOFR + 2.75%, 7.07% (D), 05/01/2031	238,252	232,891
Helios Software Holdings, Inc. Term Loan B, 3-Month Term SOFR + 3.50%, 7.80% (D), 07/18/2030	238,405	234,631
PointClickCare Technologies, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.55% (D), 11/03/2031	59,605	59,493
Project Alpha Intermediate Holding, Inc.
Term Loan B, TBD, 10/28/2030 (G)(I)	27,886	27,751
2nd Lien Term Loan, TBD, 11/22/2032 (G)(I)	45,004	44,793
1st Lien Term Loan B, TBD, 10/28/2030 (G)(I)	225,000	222,750

Project Boost Purchaser LLC Term Loan, 3-Month Term SOFR + 3.00%, 7.30% (D), 07/16/2031	318,372	315,321
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)

QXO, Inc. Term Loan B, TBD, 04/23/2032 (G)(I)	$ 398,561	$ 398,063
Rackspace Finance LLC 1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 7.19% (D), 05/15/2028 (G)	250,000	100,000
RealPage, Inc.
Term Loan, 3-Month Term SOFR + 3.75%, 8.05% (D), 04/24/2028	78,241	78,024
1st Lien Term Loan, 3-Month Term SOFR + 3.00%, 7.56% (D), 04/24/2028	153,312	151,779

Storable, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.57% (D), 04/16/2031	265,070	264,076
UKG, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (D), 02/10/2031	169,373	168,681
		3,516,296
Textiles, Apparel & Luxury Goods - 0.3%
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.25%, 6.57% (D), 12/21/2028	245,882	241,015
Hanesbrands, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 7.07% (D), 03/07/2032	66,480	65,483
Varsity Brands, Inc. Term Loan, 3-Month Term SOFR + 3.50%, 7.82% (D), 08/26/2031	296,697	291,134
		597,632
Transportation Infrastructure - 0.3%
Forward Air Corp. Term Loan B, 3-Month Term SOFR + 4.50%, 8.78% (D), 12/19/2030	60,116	54,075
PODS LLC Term Loan B, 3-Month Term SOFR + 3.00%, 7.54% (D), 03/31/2028	150,000	138,112
Stonepeak Nile Parent LLC Term Loan B, 3-Month Term SOFR + 2.75%, 6.98% (D), 04/09/2032	165,029	162,244
Third Coast Infrastructure LLC Term Loan B, 1-Month Term SOFR + 4.25%, 8.57% (D), 09/25/2030	290,496	284,323
		638,754
Total Loan Assignments (Cost $39,021,862)		38,293,382
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.7%
Federal Home Loan Mortgage Corp.
2.00%, 04/01/2052	$ 2,034,945	$ 1,613,153
2.50%, 01/01/2037 - 05/01/2052	2,385,097	2,086,912
3.00%, 09/01/2052	2,420,702	2,096,229
5.50%, 08/01/2053 - 05/01/2055	3,816,003	3,806,382
6.00%, 02/01/2054	862,408	874,895
Federal National Mortgage Association
2.50%, 04/01/2037 - 05/01/2052	19,903,305	17,438,564
5.00%, 03/01/2054 - 11/01/2054	2,491,518	2,436,093
Government National Mortgage Association
3.00%, 09/20/2051 - 02/20/2052	3,670,283	3,246,310
Total U.S. Government Agency Obligations (Cost $32,888,816)		33,598,538
ASSET-BACKED SECURITIES - 4.7%
Allegro CLO XV Ltd.
Series 2022-1A, Class D2R, 3-Month Term SOFR + 4.00%, 8.31% (D), 04/20/2038 (A)	2,000,000	1,952,198
Canyon Capital CLO Ltd.
Series 2022-2A, Class D2R, 3-Month Term SOFR + 4.00%, 8.26% (D), 04/15/2038 (A)	2,000,000	1,955,428
Dryden 95 CLO Ltd.
Series 2021-95A, Class DR, 3-Month Term SOFR + 3.05%, 7.37% (D), 08/20/2034 (A)	2,125,000	2,091,406
KKR CLO 37 Ltd.
Series 37A, Class D2R, 3-Month Term SOFR + 4.25%, 8.56% (D), 04/20/2038 (A)	2,000,000	1,925,000
Sound Point CLO 35 Ltd.
Series 2022-35A, Class D2R, 3-Month Term SOFR + 3.85%, 8.17% (D), 04/26/2038 (A)	2,300,000	2,136,049
Total Asset-Backed Securities (Cost $10,425,000)		10,060,081
U.S. GOVERNMENT OBLIGATIONS - 2.8%
U.S. Treasury - 2.8%
U.S. Treasury Bonds
4.13%, 08/15/2044	4,500,000	4,170,938
U.S. Treasury Notes
3.75%, 08/31/2031	60,000	59,433
3.88%, 08/15/2034	51,000	49,876
4.00%, 03/31/2030	19,000	19,209
4.25%, 01/31/2030	34,000	34,744
4.38%, 07/31/2026 - 05/15/2034	1,360,000	1,380,031
4.50%, 05/31/2029 - 12/31/2031	54,100	55,823
4.63%, 02/15/2035	145,000	150,188
Total U.S. Government Obligations (Cost $6,158,324)		5,920,242

	Shares	Value
PREFERRED STOCKS - 0.7%
Automobiles - 0.1%
Ford Motor Co.,
6.20%	7,500	$ 157,425
Banks - 0.5%
Customers Bancorp, Inc.,
5.38%	48,886	964,521
Electric Utilities - 0.0% *
Brookfield Infrastructure Finance ULC,
7.25%	811	18,045
Financial Services - 0.0% *
Corebridge Financial, Inc.,
6.38% (E)	1,000	23,860
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp.,
Series 19-A, 3-Month LIBOR + 4.01%, 8.86% (D)	10,513	264,402
Total Preferred Stocks (Cost $1,677,406)		1,428,253

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Canada - 0.0% *
Province of British Columbia
4.20%, 07/06/2033	$ 71,000	69,457
Pakistan - 0.1%
Pakistan Government International Bonds
6.00%, 04/08/2026 (B)	200,000	188,526
Sri Lanka - 0.1%
Sri Lanka Government International Bonds
3.60% (H), 02/15/2038 (A)	200,000	140,000
Supranational - 0.2%
Africa Finance Corp.
5.55%, 10/08/2029 (A)	200,000	197,435
African Export-Import Bank
3.80%, 05/17/2031 (B)	200,000	176,514
Asian Development Bank
1.88%, 01/24/2030	104,000	95,287
Inter-American Development Bank
4.00%, 01/12/2028	85,000	85,683
		554,919
Total Foreign Government Obligations (Cost $986,295)		952,902

	Shares	Value
COMMON STOCKS - 0.2%
Energy Equipment & Services - 0.2%
Hi Crush Remainco (J)(K)(L)(N)	78	444,132
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.0% *
Aimbridge Acquisition Co., Inc. (K)(N)	1,345	$ 83,390
Total Common Stocks (Cost $91,405)		527,522

	Principal	Value
CONVERTIBLE BOND - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wynn Macau Ltd. 4.50%, 03/07/2029 (A)	$ 200,000	194,600
Total Convertible Bond (Cost $201,000)		194,600

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 7.7%
Money Market Fund - 7.7%
State Street Institutional U.S. Government Money Market Fund, 4.29% (O)	16,527,959	16,527,959
Total Short-Term Investment Company (Cost $16,527,959)		16,527,959

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.9%
U.S. Treasury Bills
4.19% (O), 05/22/2025	$ 340,000	$ 339,161
4.22% (O), 09/11/2025	2,200,000	2,166,540
4.23% (O), 07/08/2025	2,030,000	2,013,934
4.24% (O), 06/24/2025 - 07/24/2025	5,950,000	5,894,517
Total Short-Term U.S. Government Obligations (Cost $10,414,069)		10,414,152

	Shares	Value
OTHER INVESTMENT COMPANY - 4.4%
Securities Lending Collateral - 4.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (O)	9,540,088	9,540,088
Total Other Investment Company (Cost $9,540,088)		9,540,088
Total Investments (Cost $229,218,474)		227,233,062
Net Other Assets (Liabilities) - (6.1)%		(13,095,361)
Net Assets - 100.0%		$ 214,137,701
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	120	06/18/2025	$13,461,860	$13,768,125	$306,265	$—
INVESTMENT VALUATION:

Valuation Inputs (P)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$99,775,343	$—	$99,775,343
Loan Assignments	—	38,188,583	104,799	38,293,382
U.S. Government Agency Obligations	—	33,598,538	—	33,598,538
Asset-Backed Securities	—	10,060,081	—	10,060,081
U.S. Government Obligations	—	5,920,242	—	5,920,242
Preferred Stocks	1,428,253	—	—	1,428,253
Foreign Government Obligations	—	952,902	—	952,902
Common Stocks	—	83,390	444,132	527,522
Convertible Bond	—	194,600	—	194,600
Short-Term Investment Company	16,527,959	—	—	16,527,959
Short-Term U.S. Government Obligations	—	10,414,152	—	10,414,152
Other Investment Company	9,540,088	—	—	9,540,088
Total Investments	$27,496,300	$199,187,831	$548,931	$227,233,062
Other Financial Instruments
Futures Contracts (R)	$306,265	$—	$—	$306,265
Total Other Financial Instruments	$306,265	$—	$—	$306,265
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $61,057,737, representing 28.5% of the
Fund's net assets.

(B)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the total value of the Regulation S securities is $7,898,932, representing 3.7%
of the Fund's net assets.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $9,514,537, collateralized by cash collateral of $9,540,088 and non-cash collateral, such as U.S. government securities of $172,055. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(G)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2025; the maturity date disclosed is the ultimate maturity date.
(I)	All or a portion of the security represents an unsettled loan commitment at April 30, 2025 where the rate will be determined at time of settlement.
(J)	Security is Level 3 of the fair value hierarchy. At April 30, 2025, the total value of the securities is $548,931, representing 0.3% of the Fund’s net assets.
(K)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2025, the total value of the securities is $632,321, representing 0.3% of the Fund’s net assets.
(L)	Restricted security. At April 30, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Hi Crush Remainco	10/08/2020 - 11/02/2021	$473,091	$444,132	0.2%
Loan Assignments	Atlas Sand Co. LLC Term Loan, 3-Month Term SOFR + 5.00%, 5.00%, 01/31/2026	10/08/2020	13,227	104,799	0.1
			$486,318	$548,931	0.3%

(M)	Fixed rate loan commitment at April 30, 2025.
(N)	Non-income producing security.
(O)	Rate disclosed reflects the yield at April 30, 2025.
(P)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(Q)	Level 3 security was not considered significant to the Fund.
(R)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Private Joint Stock Co.
Prime Rate	Interest rate charged by banks to their most credit worthy customers
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $229,218,474) (including securities loaned of $9,514,537)	$227,233,062
Cash	330,947
Cash collateral pledged at broker for:
Futures contracts	598,322
Foreign currency, at value (cost $12,588)	12,822
Receivables and other assets:
When-issued, delayed-delivery, forward and TBA commitments sold	22,863
Net income from securities lending	4,412
Shares of beneficial interest sold	1,922,131
Interest	1,883,318
Tax reclaims	607
Prepaid expenses	7,542
Total assets	232,016,026
Liabilities:
Cash collateral received upon return of:
Securities on loan	9,540,088
Payables and other liabilities:
Investments purchased	279,532
When-issued, delayed-delivery, forward and TBA commitments purchased	7,628,015
Shares of beneficial interest redeemed	232,745
Investment management fees	58,963
Distribution and service fees	1,054
Transfer agent fees	8,564
Trustee and CCO fees	572
Audit and tax fees	25,488
Custody fees	82,210
Legal fees	1,603
Printing and shareholder reports fees	8,052
Other accrued expenses	7,102
Variation margin payable on futures contracts	4,095
Unrealized depreciation on unfunded commitments	242
Total liabilities	17,878,325
Net assets	$214,137,701
Net assets consist of:
Paid-in capital	$310,032,956
Total distributable earnings (accumulated losses)	(95,895,255)
Net assets	$214,137,701
Net assets by class:
Class A	$5,278,223
Class I	103,550,791
Class I2	105,308,687
Shares outstanding (unlimited shares, no par value):
Class A	608,650
Class I	11,955,592
Class I2	12,227,078
Net asset value per share: (A)
Class A	$8.67
Class I	8.66
Class I2	8.61
Maximum offering price per share: (B)
Class A	$9.10

(A)	Net asset value per share for Class I and I2 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$53,819
Interest income	5,605,466
Net income from securities lending	16,584
Withholding taxes on foreign income	1,149
Total investment income	5,677,018
Expenses:
Investment management fees	519,389
Distribution and service fees:
Class A	5,588
Transfer agent fees:
Class A	1,366
Class I	32,639
Class I2	3,870
Trustee and CCO fees	3,376
Audit and tax fees	24,300
Custody fees	71,444
Legal fees	11,919
Printing and shareholder reports fees	15,856
Registration fees	25,890
Other	9,759
Total expenses before waiver and/or reimbursement and recapture	725,396
Expenses waived and/or reimbursed:
Class A	(2,144)
Class I	(45,578)
Class I2	(52,855)
Recapture of previously waived and/or reimbursed fees:
Class A	15
Class I	358
Class I2	190
Net expenses	625,382
Net investment income (loss)	5,051,636
Net realized gain (loss) on:
Investments	134,214
Futures contracts	(1,017,956)
Net realized gain (loss)	(883,742)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,491,586)
Unfunded commitments	(318)
Futures contracts	1,155,751
Translation of assets and liabilities denominated in foreign currencies	3,797
Net change in unrealized appreciation (depreciation)	(1,332,356)
Net realized and change in unrealized gain (loss)	(2,216,098)
Net increase (decrease) in net assets resulting from operations	$2,835,538
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$5,051,636	$16,733,073
Net realized gain (loss)	(883,742)	(2,300,040)
Net change in unrealized appreciation (depreciation)	(1,332,356)	17,943,174
Net increase (decrease) in net assets resulting from operations	2,835,538	32,376,207
Dividends and/or distributions to shareholders:
Class A	(129,712)	(122,663)
Class I	(1,891,584)	(2,190,477)
Class I2	(3,187,091)	(12,176,396)
Return of capital:
Class A	—	(21,229)
Class I	—	(379,092)
Class I2	—	(2,107,283)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(5,208,387)	(16,997,140)
Capital share transactions:
Proceeds from shares sold:
Class A	2,575,156	2,799,520
Class I	64,934,337	28,351,790
	67,509,493	31,151,310
Dividends and/or distributions reinvested:
Class A	129,497	143,743
Class I	1,891,584	2,569,549
Class I2	3,187,091	14,247,831
	5,208,172	16,961,123
Cost of shares redeemed:
Class A	(1,383,519)	(420,035)
Class I	(9,608,520)	(22,121,158)
Class I2	—	(510,473,826)
	(10,992,039)	(533,015,019)
Net increase (decrease) in net assets resulting from capital share transactions	61,725,626	(484,902,586)
Net increase (decrease) in net assets	59,352,777	(469,523,519)
Net assets:
Beginning of period/year	154,784,924	624,308,443
End of period/year	$214,137,701	$154,784,924
Capital share transactions - shares:
Shares issued:
Class A	295,504	313,047
Class I	7,478,203	3,201,817
	7,773,707	3,514,864
Shares reinvested:
Class A	14,836	16,241
Class I	216,972	290,413
Class I2	367,408	1,622,786
	599,216	1,929,440
Shares redeemed:
Class A	(158,881)	(47,299)
Class I	(1,101,583)	(2,516,880)
Class I2	—	(59,247,412)
	(1,260,464)	(61,811,591)
Net increase (decrease) in shares outstanding:
Class A	151,459	281,989
Class I	6,593,592	975,350
Class I2	367,408	(57,624,626)
	7,112,459	(56,367,287)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$8.80	$8.48	$8.66	$10.27	$9.89	$9.82
Investment operations:
Net investment income (loss) (B)	0.24	0.59	0.40	0.27	0.32	0.02
Net realized and unrealized gain (loss)	(0.12)	0.36	(0.18)	(1.10)	0.38	0.08
Total investment operations	0.12	0.95	0.22	(0.83)	0.70	0.10
Contributions from affiliate	—	—	—	0.00 (C)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.25)	(0.54)	(0.36)	(0.18)	(0.32)	(0.02)
Net realized gains	—	—	—	(0.47)	—	—
Return of capital	—	(0.09)	(0.04)	(0.13)	—	(0.01)
Total dividends and/or distributions to shareholders	(0.25)	(0.63)	(0.40)	(0.78)	(0.32)	(0.03)
Net asset value, end of period/year	$8.67	$8.80	$8.48	$8.66	$10.27	$9.89
Total return (E)	1.41%(F)	11.34%	2.46%	(8.84)%(D)	7.12%	0.98%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,278	$4,022	$1,486	$1,329	$442	$10
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.11%(H)	1.13%	1.03%	1.04%	1.08%	0.94%(H)
Including waiver and/or reimbursement and recapture	1.02%(H)	1.11%(I)	1.02%	1.04%(J)	1.05%	0.93%(H)
Net investment income (loss) to average net assets	5.65%(H)	6.68%	4.53%	2.94%	3.07%	2.25%(H)
Portfolio turnover rate	47%(F)	126%	136%	8%	70%	126%

(A)	Commenced operations on October 1, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Includes interest expenses outside the operating expense limit.
(J)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.79	$8.47	$8.64	$10.28	$9.89	$9.85
Investment operations:
Net investment income (loss) (A)	0.25	0.60	0.42	0.29	0.34	0.28
Net realized and unrealized gain (loss)	(0.12)	0.37	(0.18)	(1.11)	0.39	0.08
Total investment operations	0.13	0.97	0.24	(0.82)	0.73	0.36
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.26)	(0.55)	(0.37)	(0.21)	(0.34)	(0.27)
Net realized gains	—	—	—	(0.47)	—	—
Return of capital	—	(0.10)	(0.04)	(0.14)	—	(0.05)
Total dividends and/or distributions to shareholders	(0.26)	(0.65)	(0.41)	(0.82)	(0.34)	(0.32)
Net asset value, end of period/year	$8.66	$8.79	$8.47	$8.64	$10.28	$9.89
Total return	1.54%(D)	11.62%	2.91%	(8.65)%(C)	7.46%	3.83%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$103,551	$47,119	$37,166	$58,753	$46,222	$757
Expenses to average net assets(E)
Excluding waiver and/or reimbursement and recapture	0.90%(F)	0.90%	0.81%	0.80%	0.79%	0.80%
Including waiver and/or reimbursement and recapture	0.75%(F)(G)	0.87%(H)	0.81%(I)	0.80%(I)	0.78%	0.80%(I)
Net investment income (loss) to average net assets	5.88%(F)	6.77%	4.77%	3.13%	3.28%	2.91%
Portfolio turnover rate	47%(D)	126%	136%	8%	70%	126%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to reimburse 0.10% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(H)	Includes interest expenses outside the operating expense limit.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.74	$8.43	$8.60	$10.25	$9.87	$9.83
Investment operations:
Net investment income (loss) (A)	0.26	0.59	0.43	0.30	0.35	0.30
Net realized and unrealized gain (loss)	(0.12)	0.37	(0.18)	(1.12)	0.38	0.07
Total investment operations	0.14	0.96	0.25	(0.82)	0.73	0.37
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.27)	(0.55)	(0.38)	(0.21)	(0.35)	(0.27)
Net realized gains	—	—	—	(0.47)	—	—
Return of capital	—	(0.10)	(0.04)	(0.15)	—	(0.06)
Total dividends and/or distributions to shareholders	(0.27)	(0.65)	(0.42)	(0.83)	(0.35)	(0.33)
Net asset value, end of period/year	$8.61	$8.74	$8.43	$8.60	$10.25	$9.87
Total return	1.56%(B)	11.61%	3.01%	(8.69)%	7.47%	3.93%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$105,309	$103,644	$585,656	$654,792	$1,196,450	$1,588,098
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.81%(D)	0.79%	0.71%	0.71%	0.70%	0.70%
Including waiver and/or reimbursement and recapture	0.71%(D)	0.76%(E)	0.71%(F)	0.70%	0.69%	0.69%
Net investment income (loss) to average net assets	5.98%(D)	6.71%	4.94%	3.21%	3.42%	3.12%
Portfolio turnover rate	47%(B)	126%	136%	8%	70%	126%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Includes interest expenses outside the operating expense limit.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Strategic Income (formerly, Transamerica Unconstrained Bond) (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class A, Class I and Class I2.
Effective as of March 1, 2025, the Fund was renamed from “Transamerica Unconstrained Bond“ to “Transamerica Strategic Income", and the Fund's investment objective, principal investment strategies and benchmarks changed.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Fund that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Fund has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. In connection with these commitments a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is recognized ratably over the commitment period and reflected in Interest income within the Statement of Operations. The unfunded amounts are marked-to-market and included in Unrealized appreciation (depreciation) on unfunded commitments within the Statement of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on unfunded commitments within the Statement of Operations.
	Principal Commitment	Unrealized Appreciation (Depreciation)
Groundworks LLC, Delayed Draw Term Loan	$26,776	$(230)
Hanger, Inc., Delayed Draw Term Loan	14,338	(12)
Total	$41,114	$(242)
Open funded loan participations and assignments at April 30, 2025, if any, are included within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2025, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions
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Semi-Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
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Semi-Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$9,518,032	$—	$—	$—	$9,518,032
Preferred Stocks	22,056	—	—	—	22,056
Total Securities Lending Transactions	$9,540,088	$—	$—	$—	$9,540,088
Total Borrowings	$9,540,088	$—	$—	$—	$9,540,088
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
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Semi-Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2025 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$306,265	$—	$—	$—	$—	$306,265
Total	$306,265	$—	$—	$—	$—	$306,265

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,017,956)	$—	$—	$—	$—	$(1,017,956)
Total	$(1,017,956)	$—	$—	$—	$—	$(1,017,956)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,155,751	$—	$—	$—	$—	$1,155,751
Total	$1,155,751	$—	$—	$—	$—	$1,155,751
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2025.
Futures contracts:
Average notional value of contracts — long	$14,442,815
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Privately placed and other restricted securities risk: Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a fund prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by the Fund could adversely affect the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting the Fund’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$105,805,438	49.41%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
Effective March 1, 2025
First $500 million	0.544%
Over $500 million up to $2 billion	0.534
Over $2 billion	0.530
Prior to March 1, 2025
First $500 million	0.650
Over $500 million up to $1 billion	0.640
Over $1 billion up to $2 billion	0.620
Over $2 billion	0.610
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2025
Class A	0.97%	March 1, 2026
Class I	0.73	March 1, 2026
Class I2	0.63	March 1, 2026
Prior to March 1, 2025
Class A	1.09
Class I	0.85
Class I2	0.75
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$—	$—	$458	$1,496	$1,954
Class I	—	—	8,134	31,749	39,883
Class I2	—	—	59,671	52,855	112,526

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I and Class I2.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$14,786	$3,295
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.10% of the transfer agency fee on the Class I shares through March 1, 2026.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$37,296	$8,313
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$102,878,099	$24,176,731	$56,921,152	$16,559,046
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$229,218,474	$2,500,173	$(4,179,320)	$(1,679,147)
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
12. SUBSEQUENT EVENT
Effective as of May 30, 2025, the Fund will offer Class R6 shares.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Strategic Income

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453849 TA STRAT INC 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Sustainable Equity Income
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Banks - 5.7%
Bank of America Corp.	111,547	$ 4,448,494
Citizens Financial Group, Inc.	82,083	3,028,042
U.S. Bancorp	69,625	2,808,673
		10,285,209
Biotechnology - 4.2%
Gilead Sciences, Inc.	71,022	7,566,684
Capital Markets - 9.7%
CME Group, Inc.	29,386	8,142,273
Moody's Corp.	6,384	2,892,718
Morgan Stanley	33,794	3,900,504
Stifel Financial Corp.	30,789	2,638,309
		17,573,804
Chemicals - 2.1%
Linde PLC	8,411	3,812,117
Commercial Services & Supplies - 3.8%
Republic Services, Inc.	27,585	6,916,939
Communications Equipment - 3.9%
Cisco Systems, Inc.	122,770	7,087,512
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	2,813	2,797,528
Containers & Packaging - 2.3%
Packaging Corp. of America	22,420	4,161,376
Diversified Telecommunication Services - 1.2%
TELUS Corp. (A)	141,334	2,173,717
Electrical Equipment - 2.1%
Schneider Electric SE, ADR	82,663	3,824,817
Ground Transportation - 1.5%
Union Pacific Corp.	13,028	2,809,618
Health Care Equipment & Supplies - 2.3%
Medtronic PLC	48,966	4,150,358
Health Care Providers & Services - 4.6%
Elevance Health, Inc.	6,842	2,877,608
Quest Diagnostics, Inc.	30,121	5,368,165
		8,245,773
Household Durables - 1.1%
D.R. Horton, Inc.	16,501	2,084,736
Household Products - 5.9%
Colgate-Palmolive Co.	72,807	6,712,077
Kimberly-Clark Corp.	29,571	3,896,867
		10,608,944
Insurance - 7.4%
Cincinnati Financial Corp.	27,929	3,887,996
MetLife, Inc.	83,763	6,313,217
Progressive Corp.	11,101	3,127,596
		13,328,809
	Shares	Value
COMMON STOCKS (continued)
IT Services - 1.2%
Accenture PLC, Class A	7,124	$ 2,131,145
Machinery - 1.5%
Xylem, Inc.	22,052	2,658,810
Media - 1.7%
Omnicom Group, Inc.	39,332	2,995,525
Metals & Mining - 1.8%
Steel Dynamics, Inc.	24,579	3,188,142
Oil, Gas & Consumable Fuels - 1.5%
ONEOK, Inc.	32,684	2,685,317
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	65,476	3,286,895
Merck & Co., Inc.	37,234	3,172,337
		6,459,232
Professional Services - 5.2%
Automatic Data Processing, Inc.	16,930	5,089,158
RELX PLC, ADR	77,781	4,249,176
		9,338,334
Semiconductors & Semiconductor Equipment - 7.5%
Broadcom, Inc.	24,471	4,709,934
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,648	3,941,885
Texas Instruments, Inc.	30,943	4,952,427
		13,604,246
Software - 2.6%
Microsoft Corp.	12,129	4,794,109
Specialized REITs - 4.2%
American Tower Corp.	10,370	2,337,502
Digital Realty Trust, Inc.	16,632	2,670,101
Weyerhaeuser Co.	96,697	2,505,419
		7,513,022
Specialty Retail - 2.8%
Home Depot, Inc.	14,045	5,063,082
Trading Companies & Distributors - 5.3%
United Rentals, Inc.	5,490	3,466,661
Watsco, Inc.	6,037	2,776,054
WESCO International, Inc.	20,840	3,396,086
		9,638,801
Water Utilities - 1.3%
Essential Utilities, Inc.	58,090	2,389,242
Total Common Stocks (Cost $151,040,832)		179,886,948
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (B)	391,025	$ 391,025
Total Other Investment Company (Cost $391,025)		391,025

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.80% (B), dated 04/30/2025, to be repurchased at $990,465 on 05/01/2025. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2043, and with a value of $1,010,279.	$ 990,416	990,416
Total Repurchase Agreement (Cost $990,416)		990,416
Total Investments (Cost $152,422,273)		181,268,389
Net Other Assets (Liabilities) - (0.2)%		(415,411)
Net Assets - 100.0%		$ 180,852,978
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$179,886,948	$—	$—	$179,886,948
Other Investment Company	391,025	—	—	391,025
Repurchase Agreement	—	990,416	—	990,416
Total Investments	$180,277,973	$990,416	$—	$181,268,389
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $2,099,416, collateralized by cash collateral of $391,025 and non-cash collateral, such as U.S. government securities of $1,758,897. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at April 30, 2025.
(C)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $151,431,857) (including securities loaned of $2,099,416)	$180,277,973
Repurchase agreement, at value (cost $990,416)	990,416
Receivables and other assets:
Net income from securities lending	229
Shares of beneficial interest sold	2,486
Dividends	198,819
Interest	50
Prepaid expenses	17,410
Total assets	181,487,383
Liabilities:
Cash collateral received upon return of:
Securities on loan	391,025
Payables and other liabilities:
Shares of beneficial interest redeemed	104,239
Investment management fees	84,417
Distribution and service fees	14,465
Transfer agent fees	6,127
Trustee and CCO fees	627
Audit and tax fees	10,708
Custody fees	10,990
Legal fees	48
Printing and shareholder reports fees	6,827
Other accrued expenses	4,932
Total liabilities	634,405
Net assets	$180,852,978
Net assets consist of:
Paid-in capital	$151,667,320
Total distributable earnings (accumulated losses)	29,185,658
Net assets	$180,852,978
Net assets by class:
Class A	$68,239,961
Class C	882,911
Class I	1,606,917
Class I2	108,586,293
Class R6	1,536,896
Shares outstanding (unlimited shares, no par value):
Class A	8,759,441
Class C	113,979
Class I	205,688
Class I2	13,946,785
Class R6	197,538
Net asset value per share: (A)
Class A	$7.79
Class C	7.75
Class I	7.81
Class I2	7.79
Class R6	7.78
Maximum offering price per share: (B)
Class A	$8.24

(A)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$2,287,196
Interest income	24,394
Net income from securities lending	5,032
Withholding taxes on foreign income	(30,194)
Total investment income	2,286,428
Expenses:
Investment management fees	614,319
Distribution and service fees:
Class A	84,078
Class C	5,320
Transfer agent fees:
Class A	27,772
Class C	971
Class I	825
Class I2	4,268
Class R6	60
Trustee and CCO fees	3,701
Audit and tax fees	12,746
Custody fees	5,899
Legal fees	8,060
Printing and shareholder reports fees	10,642
Registration fees	49,293
Other	12,682
Total expenses before waiver and/or reimbursement and recapture	840,636
Expenses waived and/or reimbursed:
Class A	(12,238)
Class C	(289)
Class I	(714)
Class I2	(490)
Class R6	(7)
Recapture of previously waived and/or reimbursed fees:
Class C	3
Net expenses	826,901
Net investment income (loss)	1,459,527
Net realized gain (loss) on:
Investments	(113,422)
Foreign currency transactions	(302)
Net realized gain (loss)	(113,724)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,086,971)
Net realized and change in unrealized gain (loss)	(5,200,695)
Net increase (decrease) in net assets resulting from operations	$(3,741,168)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$1,459,527	$3,209,881
Net realized gain (loss)	(113,724)	23,555,020
Net change in unrealized appreciation (depreciation)	(5,086,971)	32,775,675
Net increase (decrease) in net assets resulting from operations	(3,741,168)	59,540,576
Dividends and/or distributions to shareholders:
Class A	(5,456,819)	(909,379)
Class C	(72,238)	(9,399)
Class I	(118,258)	(29,542)
Class I2	(8,406,938)	(2,695,184)
Class R6	(118,877)	(30,356)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(14,173,130)	(3,673,860)
Capital share transactions:
Proceeds from shares sold:
Class A	29,329,825	2,379,409
Class C	11,530	25,389
Class I	251,513	274,505
Class I2	3,112,144	300,246
Class R6	100,574	273,479
	32,805,586	3,253,028
Dividends and/or distributions reinvested:
Class A	5,456,191	909,154
Class C	67,738	8,949
Class I	118,258	29,542
Class I2	8,406,938	2,695,184
Class R6	118,877	30,356
	14,168,002	3,673,185
Cost of shares redeemed:
Class A	(15,571,162)	(14,267,736)
Class C	(51,337)	(169,784)
Class I	(192,630)	(604,318)
Class I2	(5,143,873)	(117,734,765)
Class R6	(117,299)	(799,762)
	(21,076,301)	(133,576,365)
Automatic conversions:
Class A	271,923	85,258
Class C	(271,923)	(85,258)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	25,897,287	(126,650,152)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	88 (A)
	—	88
Net increase (decrease) in net assets	7,982,989	(70,783,348)
Net assets:
Beginning of period/year	172,869,989	243,653,337
End of period/year	$180,852,978	$172,869,989
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	3,433,116	294,910
Class C	1,402	3,244
Class I	30,657	35,139
Class I2	384,986	40,087
Class R6	12,353	34,538
	3,862,514	407,918
Shares reinvested:
Class A	682,200	115,725
Class C	8,511	1,164
Class I	14,767	3,748
Class I2	1,052,532	348,345
Class R6	14,902	3,874
	1,772,912	472,856
Shares redeemed:
Class A	(1,863,041)	(1,798,056)
Class C	(6,127)	(21,611)
Class I	(23,043)	(75,927)
Class I2	(658,721)	(15,525,951)
Class R6	(14,539)	(104,621)
	(2,565,471)	(17,526,166)
Automatic conversions:
Class A	32,907	10,994
Class C	(33,111)	(11,064)
	(204)	(70)
Net increase (decrease) in shares outstanding:
Class A	2,285,182	(1,376,427)
Class C	(29,325)	(28,267)
Class I	22,381	(37,040)
Class I2	778,797	(15,137,519)
Class R6	12,716	(66,209)
	3,069,751	(16,645,462)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.58	$6.63	$6.86	$9.53	$6.86	$9.57
Investment operations:
Net investment income (loss) (A)	0.06	0.11	0.12	0.11	0.13	0.15
Net realized and unrealized gain (loss)	(0.22)	1.97	(0.25)	(1.31)	2.66	(1.60)
Total investment operations	(0.16)	2.08	(0.13)	(1.20)	2.79	(1.45)
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	(0.13)	(0.10)	(0.12)	(0.12)	(0.16)
Net realized gains	(0.58)	—	—	(1.34)	—	(1.10)
Return of capital	—	—	—	(0.01)	—	—
Total dividends and/or distributions to shareholders	(0.63)	(0.13)	(0.10)	(1.47)	(0.12)	(1.26)
Net asset value, end of period/year	$7.79	$8.58	$6.63	$6.86	$9.53	$6.86
Total return (E)	(2.06)%(F)	31.49%(C)	(1.91)%	(14.38)%(D)	40.92%	(17.52)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$68,240	$55,561	$52,013	$59,568	$81,027	$69,391
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11%(G)	1.05%	1.03%	1.01%	1.02%	1.06%
Including waiver and/or reimbursement and recapture	1.07%(G)	1.05%	1.03%(H)	1.01%(H)	1.02%	1.06%
Net investment income (loss) to average net assets	1.41%(G)	1.42%	1.74%	1.50%	1.46%	1.94%
Portfolio turnover rate	5%(F)	25%	11%	28%	164%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.53	$6.59	$6.81	$9.48	$6.83	$9.52
Investment operations:
Net investment income (loss) (A)	0.02	0.04	0.06	0.05	0.06	0.09
Net realized and unrealized gain (loss)	(0.21)	1.96	(0.24)	(1.32)	2.64	(1.59)
Total investment operations	(0.19)	2.00	(0.18)	(1.27)	2.70	(1.50)
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.01)	(0.06)	(0.04)	(0.06)	(0.05)	(0.09)
Net realized gains	(0.58)	—	—	(1.34)	—	(1.10)
Return of capital	—	—	—	(0.00)(B)	—	—
Total dividends and/or distributions to shareholders	(0.59)	(0.06)	(0.04)	(1.40)	(0.05)	(1.19)
Net asset value, end of period/year	$7.75	$8.53	$6.59	$6.81	$9.48	$6.83
Total return (D)	(2.44)%(E)	30.43%	(2.69)%	(15.26)%(C)	39.74%	(18.21)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$883	$1,222	$1,130	$1,579	$2,271	$2,641
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.95%(F)	1.94%	1.94%	1.91%	1.91%	1.93%
Including waiver and/or reimbursement and recapture	1.90%(F)	1.90%	1.90%	1.90%	1.89%	1.90%
Net investment income (loss) to average net assets	0.54%(F)	0.56%	0.88%	0.62%	0.68%	1.23%
Portfolio turnover rate	5%(E)	25%	11%	28%	164%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.60	$6.63	$6.86	$9.54	$6.86	$9.57
Investment operations:
Net investment income (loss) (A)	0.07	0.13	0.14	0.14	0.15	0.17
Net realized and unrealized gain (loss)	(0.22)	1.98	(0.25)	(1.33)	2.66	(1.61)
Total investment operations	(0.15)	2.11	(0.11)	(1.19)	2.81	(1.44)
Contributions from affiliate	—	—	—	0.03 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.14)	(0.12)	(0.17)	(0.13)	(0.17)
Net realized gains	(0.58)	—	—	(1.34)	—	(1.10)
Return of capital	—	—	—	(0.01)	—	—
Total dividends and/or distributions to shareholders	(0.64)	(0.14)	(0.12)	(1.52)	(0.13)	(1.27)
Net asset value, end of period/year	$7.81	$8.60	$6.63	$6.86	$9.54	$6.86
Total return	(1.97)%(C)	32.04%	(1.73)%	(13.84)%(B)	41.29%	(17.36)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,607	$1,576	$1,461	$2,632	$4,463	$8,240
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88%(D)	0.86%	0.84%	0.83%	0.85%	0.88%
Including waiver and/or reimbursement and recapture	0.79%(D)(E)	0.77%(E)	0.75%(E)	0.74%(E)(F)	0.77%(F)	0.88%
Net investment income (loss) to average net assets	1.67%(D)	1.70%	2.02%	1.84%	1.75%	2.16%
Portfolio turnover rate	5%(C)	25%	11%	28%	164%	45%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.42%.

(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.58	$6.62	$6.85	$9.53	$6.86	$9.57
Investment operations:
Net investment income (loss) (A)	0.07	0.14	0.14	0.14	0.17	0.16
Net realized and unrealized gain (loss)	(0.22)	1.97	(0.25)	(1.33)	2.64	(1.59)
Total investment operations	(0.15)	2.11	(0.11)	(1.19)	2.81	(1.43)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.15)	(0.12)	(0.14)	(0.14)	(0.18)
Net realized gains	(0.58)	—	—	(1.34)	—	(1.10)
Return of capital	—	—	—	(0.01)	—	—
Total dividends and/or distributions to shareholders	(0.64)	(0.15)	(0.12)	(1.49)	(0.14)	(1.28)
Net asset value, end of period/year	$7.79	$8.58	$6.62	$6.85	$9.53	$6.86
Total return	(1.93)%(B)	32.06%	(1.63)%	(14.23)%	41.31%	(17.26)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$108,586	$112,926	$187,388	$217,081	$253,200	$420,958
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78%(C)	0.76%	0.74%	0.73%	0.74%	0.78%
Including waiver and/or reimbursement and recapture	0.78%(C)(D)	0.76%	0.74%	0.73%	0.74%	0.78%
Net investment income (loss) to average net assets	1.68%(C)	1.77%	2.03%	1.80%	1.97%	2.18%
Portfolio turnover rate	5%(B)	25%	11%	28%	164%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.57	$6.62	$6.85	$9.53	$6.86	$9.57
Investment operations:
Net investment income (loss) (A)	0.07	0.13	0.14	0.14	0.16	0.16
Net realized and unrealized gain (loss)	(0.22)	1.97	(0.25)	(1.33)	2.65	(1.59)
Total investment operations	(0.15)	2.10	(0.11)	(1.19)	2.81	(1.43)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.15)	(0.12)	(0.14)	(0.14)	(0.18)
Net realized gains	(0.58)	—	—	(1.34)	—	(1.10)
Return of capital	—	—	—	(0.01)	—	—
Total dividends and/or distributions to shareholders	(0.64)	(0.15)	(0.12)	(1.49)	(0.14)	(1.28)
Net asset value, end of period/year	$7.78	$8.57	$6.62	$6.85	$9.53	$6.86
Total return	(1.93)%(B)	31.91%	(1.62)%	(14.23)%	41.31%	(17.25)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,537	$1,584	$1,661	$1,602	$3,364	$4,586
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78%(C)	0.77%	0.74%	0.73%	0.74%	0.78%
Including waiver and/or reimbursement and recapture	0.78%(C)(D)	0.77%	0.74%	0.73%	0.74%	0.78%
Net investment income (loss) to average net assets	1.68%(C)	1.71%	2.02%	1.80%	1.93%	2.18%
Portfolio turnover rate	5%(B)	25%	11%	28%	164%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Sustainable Equity Income (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$391,025	$—	$—	$—	$391,025
Total Borrowings	$391,025	$—	$—	$—	$391,025
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Dividend paying stock risk: There can be no assurance that the issuers of the stocks held by the Fund will pay dividends in the future or that, if dividends are paid, they will not decrease. The Fund’s emphasis on dividend paying stocks could cause the Fund’s share price and total return to fluctuate more than, or cause the Fund to underperform, similar Funds that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.
Sustainability investing risk: Applying sustainability criteria to the sub-adviser’s investment analysis for the Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact the Fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the Fund’s investment performance. The relevance and weightings of sustainability criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting the sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. The Fund’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. The sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. The Fund’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its sustainability strategy.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon Asset Management UK plc (“AAM UK”), a wholly-owned subsidiary of Aegon Ltd. AAM UK provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund’s distributor/principal underwriter. TAM, AAM UK, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AAM UK, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$126,054,526	69.70%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.663%
Over $500 million up to $1 billion	0.580
Over $1 billion up to $1.5 billion	0.550
Over $1.5 billion	0.530
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.07%	March 1, 2026
Class C	1.90	March 1, 2026
Class I	0.88	March 1, 2026
Class I2, Class R6	0.78	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$—	$—	$—	$12,238	$12,238
Class C	319	723	707	289	2,038
Class I2	—	—	—	490	490
Class R6	—	—	—	7	7

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$3,146	$14
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Class A of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2026.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$33,450	$6,045
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$21,796,503	$—	$8,647,271	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
For U.S. income tax purposes, ECJ tax reclaims received by the Fund, if any, reduces the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by the Fund during the fiscal period exceeds foreign withholding taxes paid, and the Fund previously passed foreign tax credits on to its shareholders, the Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund's shareholders. During the period ended April 30, 2025, the ECJ tax reclaims received by the Fund did not exceed the foreign withholding taxes of the Fund.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$152,422,273	$37,329,074	$(8,482,958)	$28,846,116
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. OPERATING SEGMENTS (continued)
Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Equity Income

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

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Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453849 TA SUS EQTY INC 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Sustainable Growth Equity
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Sustainable Growth Equity

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 7.0%
Axon Enterprise, Inc. (A)	476	$ 291,931
TransDigm Group, Inc.	177	250,113
		542,044
Banks - 1.5%
Bank of America Corp.	2,850	113,658
Biotechnology - 6.0%
Alnylam Pharmaceuticals, Inc. (A)	430	113,193
Ascendis Pharma AS, ADR (A)	2,050	349,402
		462,595
Broadline Retail - 7.2%
Amazon.com, Inc. (A)	3,005	554,182
Capital Markets - 2.9%
LPL Financial Holdings, Inc.	300	95,937
Tradeweb Markets, Inc., Class A	950	131,385
		227,322
Construction & Engineering - 1.1%
Comfort Systems USA, Inc.	220	87,461
Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp.	169	168,071
Electrical Equipment - 3.4%
AMETEK, Inc.	465	78,855
GE Vernova, Inc.	485	179,847
		258,702
Entertainment - 3.2%
Netflix, Inc. (A)	218	246,715
Financial Services - 4.4%
Visa, Inc., Class A	975	336,863
Ground Transportation - 1.3%
Union Pacific Corp.	474	102,223
Health Care Equipment & Supplies - 1.2%
Dexcom, Inc. (A)	1,320	94,222
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc.	252	103,683
Insurance - 2.3%
Progressive Corp.	630	177,496
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 7.0%
Alphabet, Inc., Class A	1,680	$ 266,784
Alphabet, Inc., Class C	1,685	271,100
		537,884
Pharmaceuticals - 2.3%
Eli Lilly & Co.	193	173,497
Semiconductors & Semiconductor Equipment - 13.8%
Broadcom, Inc.	904	173,993
Lam Research Corp.	1,100	78,837
NVIDIA Corp.	6,460	703,623
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	670	111,682
		1,068,135
Software - 20.4%
Check Point Software Technologies Ltd. (A)	660	144,909
Microsoft Corp.	2,099	829,651
Oracle Corp.	1,040	146,349
Salesforce, Inc.	556	149,403
Samsara, Inc., Class A (A)	1,810	71,785
ServiceNow, Inc. (A)	242	231,112
		1,573,209
Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	3,380	718,250
Total Common Stocks (Cost $5,364,638)		7,546,212

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 1.80% (B), dated 04/30/2025, to be repurchased at $168,614 on 05/01/2025. Collateralized by a U.S. Government Obligation, 0.63%, due 05/15/2030, and with a value of $172,075.	$ 168,605	168,605
Total Repurchase Agreement (Cost $168,605)		168,605
Total Investments (Cost $5,533,243)		7,714,817
Net Other Assets (Liabilities) - 0.0%*		781
Net Assets - 100.0%		$ 7,715,598
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$7,546,212	$—	$—	$7,546,212
Repurchase Agreement	—	168,605	—	168,605
Total Investments	$7,546,212	$168,605	$—	$7,714,817
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at April 30, 2025.
(C)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $5,364,638)	$7,546,212
Repurchase agreement, at value (cost $168,605)	168,605
Receivables and other assets:
Dividends	121
Interest	9
Due from investment manager	1,922
Prepaid expenses	15,212
Total assets	7,732,081
Liabilities:
Payables and other liabilities:
Distribution and service fees	78
Transfer agent fees	143
Trustee and CCO fees	27
Audit and tax fees	10,422
Custody fees	2,786
Legal fees	71
Printing and shareholder reports fees	639
Other accrued expenses	2,317
Total liabilities	16,483
Net assets	$7,715,598
Net assets consist of:
Paid-in capital	$5,575,358
Total distributable earnings (accumulated losses)	2,140,240
Net assets	$7,715,598
Net assets by class:
Class A	$374,306
Class R6	7,341,292
Shares outstanding (unlimited shares, no par value):
Class A	26,323
Class R6	513,152
Net asset value per share: (A)
Class A	$14.22
Class R6	14.31
Maximum offering price per share: (B)
Class A	$15.05

(A)	Net asset value per share for Class R6 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$19,518
Interest income	2,889
Withholding taxes on foreign income	(397)
Total investment income	22,010
Expenses:
Investment management fees	19,261
Distribution and service fees:
Class A	563
Transfer agent fees:
Class A	574
Class R6	284
Trustee and CCO fees	164
Audit and tax fees	11,808
Legal fees	235
Printing and shareholder reports fees	2,448
Registration fees	16,908
Index fees	3,655
Filing fees	4,761
Other	107
Total expenses before waiver and/or reimbursement and recapture	60,768
Expenses waived and/or reimbursed:
Class A	(2,331)
Class R6	(35,467)
Recapture of previously waived and/or reimbursed fees:
Class A	4
Class R6	12
Net expenses	22,986
Net investment income (loss)	(976)
Net realized gain (loss) on:
Investments	(29,558)
Net change in unrealized appreciation (depreciation) on:
Investments	(20,982)
Net realized and change in unrealized gain (loss)	(50,540)
Net increase (decrease) in net assets resulting from operations	$(51,516)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$(976)	$16,298
Net realized gain (loss)	(29,558)	202,884
Net change in unrealized appreciation (depreciation)	(20,982)	1,914,112
Net increase (decrease) in net assets resulting from operations	(51,516)	2,133,294
Dividends and/or distributions to shareholders:
Class A	(11,136)	—
Class R6	(200,930)	(7,036)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(212,066)	(7,036)
Capital share transactions:
Proceeds from shares sold:
Class A	137,328	291,982
Class R6	10,000	—
	147,328	291,982
Dividends and/or distributions reinvested:
Class A	11,136	—
Class R6	200,930	7,036
	212,066	7,036
Cost of shares redeemed:
Class A	(121,363)	(34,894)
	(121,363)	(34,894)
Net increase (decrease) in net assets resulting from capital share transactions	238,031	264,124
Net increase (decrease) in net assets	(25,551)	2,390,382
Net assets:
Beginning of period/year	7,741,149	5,350,767
End of period/year	$7,715,598	$7,741,149
Capital share transactions - shares:
Shares issued:
Class A	9,019	20,272
Class R6	696	—
	9,715	20,272
Shares reinvested:
Class A	717	—
Class R6	12,880	576
	13,597	576
Shares redeemed:
Class A	(9,365)	(2,490)
	(9,365)	(2,490)
Net increase (decrease) in shares outstanding:
Class A	371	17,782
Class R6	13,576	576
	13,947	18,358
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$14.66	$10.53	$10.00
Investment operations:
Net investment income (loss) (B)	(0.03)	(0.02)	(0.04)
Net realized and unrealized gain (loss)	(0.03)	4.15	0.57
Total investment operations	(0.06)	4.13	0.53
Dividends and/or distributions to shareholders:
Net investment income	(0.00)(C)	—	—
Net realized gains	(0.38)	—	—
Total dividends and/or distributions to shareholders	(0.38)	—	—
Net asset value, end of period/year	$14.22	$14.66	$10.53
Total return (D)	(0.63)%(E)	39.22%	5.30%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$374	$380	$86
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.98%(F)	2.17%	5.71%(F)
Including waiver and/or reimbursement and recapture	0.95%(F)	0.95%	0.95%(F)
Net investment income (loss) to average net assets	(0.40)%(F)	(0.14)%	(0.61)%(F)
Portfolio turnover rate	17%(E)	52%	30%(E)

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$14.73	$10.55	$10.00
Investment operations:
Net investment income (loss) (B)	(0.00)(C)	0.03	(0.01)
Net realized and unrealized gain (loss)	(0.02)	4.16	0.56
Total investment operations	(0.02)	4.19	0.55
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.01)	—
Net realized gains	(0.38)	—	—
Total dividends and/or distributions to shareholders	(0.40)	(0.01)	—
Net asset value, end of period/year	$14.31	$14.73	$10.55
Total return	(0.35)%(D)	39.78%	5.50%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,342	$7,361	$5,265
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.49%(E)	1.65%	5.14%(E)
Including waiver and/or reimbursement and recapture	0.55%(E)	0.55%	0.55%(E)
Net investment income (loss) to average net assets	(0.00)%(E)(F)	0.25%	(0.11)%(E)
Portfolio turnover rate	17%(D)	52%	30%(D)

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Rounds to less than 0.01% or (0.01)%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Sustainable Growth Equity (the "Fund") is a series of the Trust and is classified as non-diversified under the 1940 Act. The Fund currently offers two classes of shares, Class A and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $63.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Sustainability investing risk: Applying sustainability criteria to the sub-adviser’s investment analysis for the Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact the Fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the Fund’s investment performance. The relevance and weightings of sustainability criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting the sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. The Fund’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. The sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. The Fund’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its sustainability strategy.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Non-diversification risk: As a “non-diversified” Fund, the Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Fund more susceptible to the risks associated with investing in those issuers.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$7,331,361	95.02%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.48%
Over $500 million up to $1 billion	0.47
Over $1 billion up to $2 billion	0.46
Over $2 billion	0.45
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.95%	March 1, 2026
Class R6	0.55	March 1, 2026
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	2025	Total
Class A	$—	$804	$3,205	$2,331	$6,340
Class R6	—	133,176	83,880	35,467	252,523
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$423	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$853	$141
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$1,287,726	$—	$1,399,381	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$5,533,243	$2,289,581	$(108,007)	$2,181,574
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. OPERATING SEGMENTS (continued)
single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
10. SUBSEQUENT EVENT
Effective as of the close of business on July 13, 2025, the Fund will be closed to most new investors. Existing investors of the Fund, retirement plans in which the Fund is a plan option, and any plan that is or becomes a part of a multiple plan exchange recordkeeping platform that includes the Fund as a plan option, will be able to continue to purchase shares in the Fund after the close date. The Fund will remain closed until further notice. The Fund reserves the right to modify the foregoing terms of the closure at any time and to accept or reject any investment for any reason.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Sustainable Growth Equity

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453849 TA SUS GROWTH EQTY 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica UltraShort Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 36.9%
Aerospace & Defense - 0.9%
Boeing Co.
2.25%, 06/15/2026	$ 290,000	$ 281,549
Automobiles - 2.0%
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	200,000	197,660
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025 (A)	400,000	399,446
		597,106
Banks - 14.6%
Banco Santander SA
1.85%, 03/25/2026	400,000	390,288
Bank of America Corp.
Fixed until 09/15/2026, 5.93% (B), 09/15/2027	433,000	441,141
Bank of New York Mellon Corp.
Fixed until 04/26/2026, 4.95% (B), 04/26/2027	147,000	147,777
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	200,000	202,222
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026	170,000	173,502
Citibank NA
5.44%, 04/30/2026	265,000	267,653
Citigroup, Inc.
Fixed until 01/28/2026, 1.12% (B), 01/28/2027	122,000	118,858
Deutsche Bank AG
Fixed until 07/13/2026, 7.15% (B), 07/13/2027	150,000	153,851
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (B), 03/09/2027	106,000	103,147
3.50%, 11/16/2026	253,000	249,633
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (A)	200,000	202,301
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	217,000	210,912
Fixed until 07/22/2027, 4.98% (B), 07/22/2028	151,000	152,684
Lloyds Banking Group PLC
4.58%, 12/10/2025	200,000	199,470
Morgan Stanley
Fixed until 01/28/2026, 5.05% (B), 01/28/2027	286,000	287,037
PNC Financial Services Group, Inc.
Fixed until 07/23/2026, 5.10% (B), 07/23/2027	179,000	179,962
Fixed until 06/12/2025, 5.81% (B), 06/12/2026	177,000	177,159
Truist Financial Corp.
4.00%, 05/01/2025	181,000	181,000
Fixed until 06/08/2026, 6.05% (B), 06/08/2027	234,000	237,770
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
U.S. Bancorp
1.45%, 05/12/2025	$ 196,000	$ 195,800
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (B), 06/17/2027	183,000	180,381
		4,452,548
Beverages - 0.7%
Keurig Dr. Pepper, Inc.
4.42%, 05/25/2025	213,000	212,893
Chemicals - 0.5%
Nutrien Ltd.
5.95%, 11/07/2025	144,000	144,710
Commercial Services & Supplies - 1.3%
Element Fleet Management Corp.
5.64%, 03/13/2027 (A)	102,000	103,684
6.27%, 06/26/2026 (A)	216,000	219,640
ERAC USA Finance LLC
3.80%, 11/01/2025 (A)	73,000	72,659
		395,983
Communications Equipment - 2.3%
AT&T, Inc.
1.70%, 03/25/2026	217,000	211,620
T-Mobile USA, Inc.
2.25%, 02/15/2026	299,000	293,060
Verizon Communications, Inc.
4.13%, 03/16/2027	180,000	179,771
		684,451
Containers & Packaging - 0.7%
Berry Global, Inc.
4.88%, 07/15/2026 (A)	221,000	220,501
Electric Utilities - 0.9%
Dominion Energy, Inc.
2.85%, 08/15/2026	143,000	139,951
Exelon Corp.
3.40%, 04/15/2026	138,000	136,457
		276,408
Financial Services - 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/2027	166,000	171,058
Air Lease Corp.
5.30%, 06/25/2026	89,000	89,479
American Express Co.
3-Month SOFR Index + 0.65%, 5.01% (B), 11/04/2026	152,000	151,678
Avolon Holdings Funding Ltd.
4.25%, 04/15/2026 (A)	236,000	233,814
		646,029
Food Products - 1.0%
Altria Group, Inc.
2.63%, 09/16/2026	124,000	120,876
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Cargill, Inc.
4.88%, 10/10/2025 (A)	$ 177,000	$ 177,193
		298,069
Health Care Equipment & Supplies - 0.7%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	200,000	200,913
Health Care Providers & Services - 0.3%
HCA, Inc.
5.25%, 06/15/2026	87,000	87,227
Health Care REITs - 0.3%
Ventas Realty LP
3.25%, 10/15/2026	108,000	105,939
Insurance - 2.3%
Athene Global Funding
5.62%, 05/08/2026 (A)	176,000	177,706
GA Global Funding Trust
2.25%, 01/06/2027 (A)	186,000	178,507
Metropolitan Life Global Funding I
5.00%, 01/06/2026 (A)	340,000	341,249
		697,462
IT Services - 0.5%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	144,000	145,642
Machinery - 0.5%
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	151,000	152,074
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/2025	35,000	34,951
Oil, Gas & Consumable Fuels - 2.2%
DCP Midstream Operating LP
5.38%, 07/15/2025	73,000	73,015
Energy Transfer LP
6.05%, 12/01/2026	146,000	148,864
ONEOK, Inc.
5.55%, 11/01/2026	198,000	200,591
Ovintiv, Inc.
5.65%, 05/15/2025	255,000	254,905
		677,375
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	179,000	179,962
CVS Health Corp.
3.00%, 08/15/2026	154,000	150,992
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/2025	238,000	237,985
		568,939
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.6%
Fiserv, Inc.
3.20%, 07/01/2026	$ 105,000	$ 103,564
Oracle Corp.
1.65%, 03/25/2026	91,000	88,667
		192,231
Transportation Infrastructure - 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/2025 (A)	155,000	151,856
Total Corporate Debt Securities (Cost $11,202,997)		11,224,856
ASSET-BACKED SECURITIES - 20.4%
ACM Auto Trust
Series 2023-2A, Class A, 7.97%, 06/20/2030 (A)	3,911	3,917
Series 2024-1A, Class A, 7.71%, 01/21/2031 (A)	4,331	4,337
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 08/20/2026 (A)	253,333	252,191
Series 2020-2A, Class A, 2.02%, 02/20/2027 (A)	350,000	344,223
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3, 2.06%, 08/15/2028	300,000	291,949
Series 2022-A3, Class A, 4.95%, 10/15/2027	250,000	250,439
Chase Issuance Trust
Series 2022-A1, Class A, 3.97%, 09/15/2027	300,000	299,261
CIFC Funding Ltd.
Series 2016-1A, Class AR3, 3-Month Term SOFR + 1.00%, 5.27% (B), 10/21/2031 (A)	294,523	293,787
Series 2017-4A, Class A1R, 3-Month Term SOFR + 1.21%, 5.49% (B), 10/24/2030 (A)	77,004	77,004
Discover Card Execution Note Trust
Series 2023-A1, Class A, 4.31%, 03/15/2028	600,000	599,763
Dryden 40 Senior Loan Fund
Series 2015-40A, Class AR2, 3-Month Term SOFR + 1.15%, 5.47% (B), 08/15/2031 (A)	170,520	170,376
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	400,000	402,508
Ford Credit Auto Owner Trust
Series 2020-2, Class A, 1.06%, 04/15/2033 (A)	272,000	267,541
Series 2020-2, Class B, 1.49%, 04/15/2033 (A)	200,000	196,924
Series 2021-1, Class A, 1.37%, 10/17/2033 (A)	600,000	582,545
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
GM Financial Revolving Receivables Trust
Series 2021-1, Class A, 1.17%, 06/12/2034 (A)	$ 300,000	$ 287,179
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026 (A)	100,000	99,680
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 02/25/2032 (A)	288,541	288,198
Series 2019-AA, Class C, 2.84%, 07/25/2033 (A)	69,768	68,347
Santander Drive Auto Receivables Trust
Series 2023-5, Class A2, 6.31%, 07/15/2027	3,584	3,587
SCF Equipment Trust LLC
Series 2025-1A, Class A2, 4.82%, 07/22/2030 (A)	250,000	250,373
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class B, 2.32%, 07/20/2037 (A)	80,169	79,825
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 5.48% (B), 04/16/2031 (A)	150,872	150,795
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 5.16% (B), 01/15/2034 (A)	243,567	241,971
Toyota Auto Loan Extended Note Trust
Series 2020-1A, Class A, 1.35%, 05/25/2033 (A)	250,000	249,407
Series 2021-1A, Class A, 1.07%, 02/27/2034 (A)	400,000	388,997
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR, 3-Month Term SOFR + 1.31%, 5.58% (B), 07/20/2030 (A)	71,466	71,428
Total Asset-Backed Securities (Cost $6,139,383)		6,216,552
MORTGAGE-BACKED SECURITIES - 1.7%
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 1-Month Term SOFR + 1.21%, 5.54% (B), 09/15/2036 (A)	265,000	261,356
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, 1-Month Term SOFR + 2.05%, 6.37% (B), 12/15/2037 (A)	250,000	248,594
Total Mortgage-Backed Securities (Cost $509,213)		509,950
COMMERCIAL PAPER - 36.1%
Automobiles - 1.2%
Toyota Motor Credit Corp.
4.54% (C), 07/07/2025	250,000	247,949
	Principal	Value
COMMERCIAL PAPER (continued)
Automobiles (continued)
VW Credit, Inc.
4.86% (C), 05/19/2025 (A)	$ 100,000	$ 99,754
		347,703
Banks - 6.2%
Cooperatieve Rabobank UA
4.35% (C), 10/03/2025	400,000	392,625
DNB Bank ASA
4.45% (C), 07/15/2025 (A)	500,000	495,429
HSBC USA, Inc.
4.57% (C), 05/27/2025 (A)	250,000	249,171
4.89% (C), 05/01/2025 (A)	250,000	249,970
National Bank of Canada
4.64% (C), 05/23/2025 (A)	250,000	249,306
Sheffield Receivables Co. LLC
4.49% (C), 05/13/2025 (A)	250,000	249,605
		1,886,106
Capital Markets - 3.1%
Lexington Parker Capital Co. LLC
4.50% (C), 05/08/2025 (A)	450,000	449,564
Ridgefield Funding Co. LLC
4.55% (C), 06/26/2025 (A)	500,000	496,518
		946,082
Chemicals - 1.6%
EIDP, Inc.
4.62% (C), 05/27/2025 (A)	500,000	498,256
Diversified Telecommunication Services - 1.6%
TELUS Corp.
4.65% (C), 06/16/2025 (A)	500,000	496,952
Financial Services - 18.3%
ABN AMRO Funding USA LLC
4.43% (C), 09/15/2025 (A)	250,000	245,808
4.43% (C), 09/19/2025 (A)	250,000	245,691
Britannia Funding Co. LLC
4.49% (C), 06/04/2025 (A)	500,000	497,869
Columbia Funding Co. LLC
4.47% (C), 06/09/2025 (A)	450,000	447,807
Concord Minutemen Capital Co. LLC
4.53% (C), 05/15/2025 (A)	350,000	349,354
4.53% (C), 06/13/2025 (A)	300,000	298,372
Liberty Street Funding LLC
4.68% (C), 05/19/2025 (A)	500,000	498,847
Lion Bay Funding LLC
4.49% (C), 05/22/2025 (A)	250,000	249,333
LMA-Americas LLC
4.47% (C), 06/12/2025 (A)	250,000	248,684
4.48% (C), 07/01/2025 (A)	250,000	248,105
Mackinac Funding Co. LLC
4.49% (C), 06/25/2025 (A)	250,000	248,285
Mainbeach Funding LLC
4.52% (C), 06/18/2025 (A)	500,000	496,997
Manhattan Asset Funding Co. LLC
4.48% (C), 06/04/2025 (A)	500,000	497,869
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Mont Blanc Capital Corp.
4.49% (C), 06/05/2025 (A)	$ 500,000	$ 497,808
Thunder Bay Funding LLC
4.46% (C), 06/27/2025 (A)	500,000	496,473
		5,567,302
Machinery - 1.6%
Siemens Capital Co. LLC
4.41% (C), 05/30/2025 (A)	500,000	498,212
Multi-Utilities - 1.7%
WEC Energy Group, Inc.
4.69% (C), 05/15/2025 (A)	500,000	499,038
Transportation Infrastructure - 0.8%
Penske Truck Leasing Co. LP
4.60% (C), 09/03/2025	250,000	245,920
Total Commercial Paper (Cost $10,987,578)		10,985,571
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 4.0%
U.S. Treasury Bills 4.07% (C), 02/19/2026	$ 1,250,000	$ 1,211,341
Total Short-Term U.S. Government Obligation (Cost $1,210,550)		1,211,341
REPURCHASE AGREEMENT - 2.0%
Barclays Bank PLC, 4.25% (C), dated 04/30/2025, to be repurchased at $600,071 on 05/01/2025. Collateralized by a U.S. Government Obligation, 3.88%, due 08/15/2033, and with a value of $607,173.	600,000	600,000
Total Repurchase Agreement (Cost $600,000)		600,000
Total Investments (Cost $30,649,721)		30,748,270
Net Other Assets (Liabilities) - (1.1)%		(339,516)
Net Assets - 100.0%		$ 30,408,754
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$11,224,856	$—	$11,224,856
Asset-Backed Securities	—	6,216,552	—	6,216,552
Mortgage-Backed Securities	—	509,950	—	509,950
Commercial Paper	—	10,985,571	—	10,985,571
Short-Term U.S. Government Obligation	—	1,211,341	—	1,211,341
Repurchase Agreement	—	600,000	—	600,000
Total Investments	$—	$30,748,270	$—	$30,748,270
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the total value of 144A securities is $17,456,628, representing 57.4% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Rate disclosed reflects the yield at April 30, 2025.
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $30,049,721)	$30,148,270
Repurchase agreement, at value (cost $600,000)	600,000
Cash	42,948
Receivables and other assets:
Interest	152,378
Tax reclaims	1,618
Due from investment manager	1,874
Prepaid expenses	15,174
Total assets	30,962,262
Liabilities:
Payables and other liabilities:
Investments purchased	512,469
Shares of beneficial interest redeemed	2,713
Distribution and service fees	121
Transfer agent fees	2,630
Trustee and CCO fees	118
Audit and tax fees	21,637
Custody fees	12,616
Legal fees	606
Printing and shareholder reports fees	149
Other accrued expenses	449
Total liabilities	553,508
Net assets	$30,408,754
Net assets consist of:
Paid-in capital	$30,267,647
Total distributable earnings (accumulated losses)	141,107
Net assets	$30,408,754
Net assets by class:
Class A	$666,983
Class I	29,741,771
Shares outstanding (unlimited shares, no par value):
Class A	66,427
Class I	2,962,481
Net asset value per share: (A)
Class A	$10.04
Class I	10.04
Maximum offering price per share: (B)
Class A	$10.62

(A)	Net asset value per share for Class I shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Interest income	$686,606
Total investment income	686,606
Expenses:
Investment management fees	25,062
Distribution and service fees:
Class A	420
Transfer agent fees:
Class A	231
Class I	15,178
Trustee and CCO fees	604
Audit and tax fees	22,104
Custody fees	8,667
Legal fees	1,125
Printing and shareholder reports fees	1,240
Registration fees	17,364
Filing fees	5,207
Other	722
Total expenses before waiver and/or reimbursement and recapture	97,924
Expenses waived and/or reimbursed:
Class A	(428)
Class I	(45,086)
Recapture of previously waived and/or reimbursed fees:
Class A	4
Class I	20
Net expenses	52,434
Net investment income (loss)	634,172
Net realized gain (loss) on:
Investments	43,141
Net change in unrealized appreciation (depreciation) on:
Investments	(4,214)
Net realized and change in unrealized gain (loss)	38,927
Net increase (decrease) in net assets resulting from operations	$673,099
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$634,172	$1,672,473
Net realized gain (loss)	43,141	104,727
Net change in unrealized appreciation (depreciation)	(4,214)	102,121
Net increase (decrease) in net assets resulting from operations	673,099	1,879,321
Dividends and/or distributions to shareholders:
Class A	(7,715)	(13,988)
Class I	(734,878)	(1,686,845)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(742,593)	(1,700,833)
Capital share transactions:
Proceeds from shares sold:
Class A	473,135	561,752
Class I	412,502	12,376,818
	885,637	12,938,570
Dividends and/or distributions reinvested:
Class A	7,502	13,768
Class I	734,878	1,686,845
	742,380	1,700,613
Cost of shares redeemed:
Class A	(88,564)	(510,442)
Class I	(1,667,762)	(9,831,588)
	(1,756,326)	(10,342,030)
Net increase (decrease) in net assets resulting from capital share transactions	(128,309)	4,297,153
Net increase (decrease) in net assets	(197,803)	4,475,641
Net assets:
Beginning of period/year	30,606,557	26,130,916
End of period/year	$30,408,754	$30,606,557
Capital share transactions - shares:
Shares issued:
Class A	47,130	55,899
Class I	41,096	1,234,069
	88,226	1,289,968
Shares reinvested:
Class A	747	1,371
Class I	73,196	168,026
	73,943	169,397
Shares redeemed:
Class A	(8,821)	(50,749)
Class I	(165,658)	(977,907)
	(174,479)	(1,028,656)
Net increase (decrease) in shares outstanding:
Class A	39,056	6,521
Class I	(51,366)	424,188
	(12,310)	430,709
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$10.07	$10.01	$10.00
Investment operations:
Net investment income (loss) (B)	0.20	0.46	0.29
Net realized and unrealized gain (loss)	0.01	0.08	0.00 (C)
Total investment operations	0.21	0.54	0.29
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.47)	(0.28)
Net realized gains	(0.04)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.24)	(0.48)	(0.28)
Net asset value, end of period/year	$10.04	$10.07	$10.01
Total return (D)	2.06%(E)	5.44%	2.90%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$667	$276	$209
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94%(F)	0.88%	1.66%(F)
Including waiver and/or reimbursement and recapture	0.69%(F)	0.69%	0.69%(F)
Net investment income (loss) to average net assets	3.99%(F)	4.60%	4.93%(F)
Portfolio turnover rate	25%(E)	89%	32%(E)

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$10.06	$10.01	$10.00
Investment operations:
Net investment income (loss) (B)	0.21	0.50	0.30
Net realized and unrealized gain (loss)	0.02	0.06	0.01
Total investment operations	0.23	0.56	0.31
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.50)	(0.30)
Net realized gains	(0.04)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.25)	(0.51)	(0.30)
Net asset value, end of period/year	$10.04	$10.06	$10.01
Total return	2.33%(C)	5.73%	3.11%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$29,742	$30,331	$25,922
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.66%(D)	0.63%	1.35%(D)
Including waiver and/or reimbursement and recapture	0.35%(D)	0.35%	0.35%(D)
Net investment income (loss) to average net assets	4.31%(D)	4.99%	5.06%(D)
Portfolio turnover rate	25%(C)	89%	32%(C)

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica UltraShort Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class A and Class I.
Each class has a public offering price that reflects different sales charges, if any, and expense level.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2025 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2025, if any, are identified within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$27,872,664	91.66%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.17%
Over $1 billion	0.16
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.69%	March 1, 2026
Class I	0.35	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class A	$—	$422	$630	$428	$1,480
Class I	—	140,446	101,871	45,086	287,403

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I and Class I2.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$15,168	$2,526
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$5,953,543	$—	$3,863,018	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$30,649,721	$111,315	$(12,766)	$98,549
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica UltraShort Bond

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

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Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453849 TA US B 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica US Growth
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Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica US Growth

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Automobiles - 1.9%
Tesla, Inc. (A)	163,559	$ 46,149,807
Banks - 0.6%
Wells Fargo & Co.	216,925	15,403,844
Beverages - 1.0%
Monster Beverage Corp. (A)	386,978	23,265,117
Biotechnology - 1.0%
Vertex Pharmaceuticals, Inc. (A)	47,216	24,056,552
Broadline Retail - 5.1%
Amazon.com, Inc. (A)	655,150	120,822,763
Building Products - 0.4%
Builders FirstSource, Inc. (A)	79,381	9,496,349
Capital Markets - 2.5%
Ares Management Corp., Class A	112,074	17,094,647
Interactive Brokers Group, Inc., Class A	86,518	14,868,118
KKR & Co., Inc.	127,021	14,514,690
S&P Global, Inc.	23,371	11,686,669
		58,164,124
Chemicals - 1.6%
Linde PLC	23,604	10,698,041
Sherwin-Williams Co.	78,738	27,788,215
		38,486,256
Commercial Services & Supplies - 0.7%
Republic Services, Inc.	62,092	15,569,569
Communications Equipment - 0.9%
Arista Networks, Inc. (A)	249,477	20,524,473
Consumer Finance - 1.0%
American Express Co.	86,959	23,166,747
Consumer Staples Distribution & Retail - 1.8%
BJ's Wholesale Club Holdings, Inc. (A)	128,988	15,163,829
Walmart, Inc.	293,572	28,549,877
		43,713,706
Electrical Equipment - 1.1%
Emerson Electric Co.	99,641	10,473,265
GE Vernova, Inc.	40,747	15,109,803
		25,583,068
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp., Class A	290,415	22,347,434
Coherent Corp. (A)	229,301	14,748,641
		37,096,075
Entertainment - 6.4%
Liberty Media Corp. - Liberty Formula One, Class C (A)	294,861	26,145,325
Live Nation Entertainment, Inc. (A)	188,264	24,935,567
Netflix, Inc. (A)	61,480	69,578,146
Spotify Technology SA (A)	50,432	30,964,239
		151,623,277
	Shares	Value
COMMON STOCKS (continued)
Financial Services - 4.3%
Mastercard, Inc., Class A	147,723	$ 80,961,067
Visa, Inc., Class A	63,667	21,996,949
		102,958,016
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (A)	248,952	25,609,692
Edwards Lifesciences Corp. (A)	227,141	17,146,874
		42,756,566
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc.	42,785	17,603,460
Health Care Technology - 1.1%
Veeva Systems, Inc., Class A (A)	116,166	27,146,833
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. (A)	595,387	30,078,951
DoorDash, Inc., Class A (A)	91,220	17,595,426
DraftKings, Inc., Class A (A)	499,850	16,640,007
Hilton Worldwide Holdings, Inc.	100,626	22,689,150
		87,003,534
Interactive Media & Services - 9.8%
Alphabet, Inc., Class A	713,631	113,324,603
Meta Platforms, Inc., Class A	215,513	118,316,637
		231,641,240
IT Services - 1.5%
Gartner, Inc. (A)	33,437	14,079,652
Shopify, Inc., Class A (A)	222,531	21,140,445
		35,220,097
Machinery - 0.9%
Ingersoll Rand, Inc.	279,645	21,093,622
Oil, Gas & Consumable Fuels - 0.3%
Diamondback Energy, Inc.	51,492	6,797,459
Pharmaceuticals - 3.9%
Eli Lilly & Co.	102,418	92,068,661
Semiconductors & Semiconductor Equipment - 15.0%
Broadcom, Inc.	542,182	104,353,770
KLA Corp.	46,415	32,615,356
NVIDIA Corp.	1,729,408	188,367,119
QUALCOMM, Inc.	197,485	29,318,623
		354,654,868
Software - 17.0%
AppLovin Corp., Class A (A)	23,140	6,231,833
Cadence Design Systems, Inc. (A)	105,252	31,337,731
HubSpot, Inc. (A)	23,870	14,596,505
Intuit, Inc.	61,203	38,403,046
Microsoft Corp.	420,918	166,372,049
Palantir Technologies, Inc., Class A (A)	128,566	15,227,357
Palo Alto Networks, Inc. (A)	163,101	30,488,470
PTC, Inc. (A)	114,619	17,762,506
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Salesforce, Inc.	151,581	$ 40,731,331
ServiceNow, Inc. (A)	43,410	41,456,984
		402,607,812
Specialized REITs - 1.7%
American Tower Corp.	83,359	18,789,952
Equinix, Inc.	24,879	21,414,599
		40,204,551
Specialty Retail - 1.5%
O'Reilly Automotive, Inc. (A)	25,860	36,597,072
Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	915,155	194,470,438
Trading Companies & Distributors - 0.4%
FTAI Aviation Ltd.	95,271	10,204,477
Total Common Stocks (Cost $1,303,832,241)		2,356,150,433

Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp.,
1.80% (B), dated 04/30/2025, to be
repurchased at $18,210,828 on 05/01/2025.
Collateralized by a U.S. Government
Obligation, 3.13%, due 05/15/2048, and
with a value of $18,574,135.
$ 18,209,918	$ 18,209,918
Total Repurchase Agreement (Cost $18,209,918)	18,209,918
Total Investments (Cost $1,322,042,159)	2,374,360,351
Net Other Assets (Liabilities) - (0.2)%	(4,547,197)
Net Assets - 100.0%	$ 2,369,813,154
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,356,150,433	$—	$—	$2,356,150,433
Repurchase Agreement	—	18,209,918	—	18,209,918
Total Investments	$2,356,150,433	$18,209,918	$—	$2,374,360,351
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at April 30, 2025.
(C)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Investments, at value (cost $1,303,832,241)	$2,356,150,433
Repurchase agreement, at value (cost $18,209,918)	18,209,918
Foreign currency, at value (cost $18,065)	18,720
Receivables and other assets:
Shares of beneficial interest sold	131,444
Dividends	192,923
Interest	910
Tax reclaims	279,205
Prepaid expenses	15,193
Total assets	2,374,998,746
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	3,520,198
Investment management fees	1,176,849
Distribution and service fees	190,605
Transfer agent fees	94,802
Trustee and CCO fees	9,053
Audit and tax fees	22,404
Custody fees	85,101
Legal fees	27,326
Printing and shareholder reports fees	24,440
Other accrued expenses	34,814
Total liabilities	5,185,592
Net assets	$2,369,813,154
Net assets consist of:
Paid-in capital	$1,343,505,632
Total distributable earnings (accumulated losses)	1,026,307,522
Net assets	$2,369,813,154
Net assets by class:
Class A	$912,251,439
Class C	17,260,234
Class I	384,177,034
Class I2	861,944,684
Class R6	23,714,706
Class T	170,465,057
Shares outstanding (unlimited shares, no par value):
Class A	35,025,891
Class C	808,845
Class I	13,923,043
Class I2	31,040,014
Class R6	854,131
Class T	1,508,607
Net asset value per share: (A)
Class A	$26.05
Class C	21.34
Class I	27.59
Class I2	27.77
Class R6	27.76
Class T	113.00
Maximum offering price per share: (B)
Class A	$27.57
Class T	123.50

(A)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A and T includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income	$6,346,949
Interest income	253,971
Total investment income	6,600,920
Expenses:
Investment management fees	7,884,323
Distribution and service fees:
Class A	1,206,366
Class C	98,225
Transfer agent fees:
Class A	421,409
Class C	13,023
Class I	216,724
Class I2	32,631
Class R6	1,047
Class T	31,353
Trustee and CCO fees	51,157
Audit and tax fees	23,543
Custody fees	64,021
Legal fees	76,289
Printing and shareholder reports fees	70,350
Registration fees	49,590
Other	55,978
Total expenses	10,296,029
Net investment income (loss)	(3,695,109)
Net realized gain (loss) on:
Investments	(15,446,028)
Net change in unrealized appreciation (depreciation) on:
Investments	(55,395,721)
Translation of assets and liabilities denominated in foreign currencies	10,751
Net change in unrealized appreciation (depreciation)	(55,384,970)
Net realized and change in unrealized gain (loss)	(70,830,998)
Net increase (decrease) in net assets resulting from operations	$(74,526,107)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$(3,695,109)	$(6,466,807)
Net realized gain (loss)	(15,446,028)	374,067,899
Net change in unrealized appreciation (depreciation)	(55,384,970)	370,386,324
Net increase (decrease) in net assets resulting from operations	(74,526,107)	737,987,416
Dividends and/or distributions to shareholders:
Class A	(147,273,469)	(28,642,948)
Class C	(3,617,135)	(628,226)
Class I	(60,455,220)	(11,530,530)
Class I2	(115,283,742)	(27,832,595)
Class R6	(4,953,768)	(819,136)
Class T	(7,123,210)	(1,502,719)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(338,706,544)	(70,956,154)
Capital share transactions:
Proceeds from shares sold:
Class A	120,108,210	50,570,308
Class C	1,309,080	6,401,372
Class I	19,908,774	78,365,083
Class I2	128,571,677	25,807,846
Class R6	10,231,884	19,166,354
Class T	507,996	591,767
	280,637,621	180,902,730
Dividends and/or distributions reinvested:
Class A	144,870,040	28,164,195
Class C	3,612,399	624,936
Class I	59,077,450	11,254,715
Class I2	115,283,742	27,832,595
Class R6	4,953,768	819,136
Class T	6,975,307	1,475,191
	334,772,706	70,170,768
Cost of shares redeemed:
Class A	(111,370,258)	(102,836,386)
Class C	(2,018,082)	(2,118,651)
Class I	(43,306,529)	(69,697,975)
Class I2	(47,167,397)	(230,839,149)
Class R6	(22,239,165)	(7,256,343)
Class T	(6,915,088)	(13,728,393)
	(233,016,519)	(426,476,897)
Automatic conversions:
Class A	2,429,924	1,568,983
Class C	(2,429,924)	(1,568,983)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	382,393,808	(175,403,399)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	1,240 (A)
Class C	—	342 (A)
	—	1,582
Net increase (decrease) in net assets	(30,838,843)	491,629,445
Net assets:
Beginning of period/year	2,400,651,997	1,909,022,552
End of period/year	$2,369,813,154	$2,400,651,997
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	3,741,006	1,751,030
Class C	54,755	262,370
Class I	639,591	2,628,153
Class I2	4,209,243	860,002
Class R6	344,420	662,899
Class T	4,136	5,309
	8,993,151	6,169,763
Shares reinvested:
Class A	4,969,813	1,094,180
Class C	150,831	28,445
Class I	1,914,370	417,305
Class I2	3,714,038	1,027,412
Class R6	159,593	30,249
Class T	55,215	14,872
	10,963,860	2,612,463
Shares redeemed:
Class A	(3,668,454)	(3,583,867)
Class C	(86,868)	(86,936)
Class I	(1,426,231)	(2,334,742)
Class I2	(1,499,874)	(7,955,804)
Class R6	(723,467)	(242,684)
Class T	(57,686)	(126,884)
	(7,462,580)	(14,330,917)
Automatic conversions:
Class A	81,068	55,211
Class C	(97,744)	(64,772)
	(16,676)	(9,561)
Net increase (decrease) in shares outstanding:
Class A	5,123,433	(683,446)
Class C	20,974	139,107
Class I	1,127,730	710,716
Class I2	6,423,407	(6,068,390)
Class R6	(219,454)	450,464
Class T	1,665	(106,703)
	12,477,755	(5,558,252)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$31.20	$23.08	$20.43	$32.73	$25.92	$22.16
Investment operations:
Net investment income (loss) (A)	(0.07)	(0.13)	(0.06)	(0.10)	(0.12)	(0.08)
Net realized and unrealized gain (loss)	(0.31)	9.20	3.58	(8.28)	9.59	5.68
Total investment operations	(0.38)	9.07	3.52	(8.38)	9.47	5.60
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(4.77)	(0.95)	(0.87)	(3.92)	(2.66)	(1.84)
Net asset value, end of period/year	$26.05	$31.20	$23.08	$20.43	$32.73	$25.92
Total return (E)	(2.85)%(F)	40.15%(C)	18.09%	(28.96)%(D)	38.69%	26.76%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$912,251	$933,028	$705,997	$641,399	$973,954	$764,325
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00%(G)	1.02%	1.05%	1.04%	1.02%	1.08%
Including waiver and/or reimbursement and recapture	1.00%(G)	1.02%	1.05%(H)	1.04%(H)	1.02%	1.08%
Net investment income (loss) to average net assets	(0.47)%(G)	(0.47)%	(0.28)%	(0.41)%	(0.42)%	(0.35)%
Portfolio turnover rate	20%(F)	36%	42%	40%	25%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$26.45	$19.84	$17.82	$29.26	$23.58	$20.47
Investment operations:
Net investment income (loss) (A)	(0.15)	(0.31)	(0.21)	(0.26)	(0.31)	(0.24)
Net realized and unrealized gain (loss)	(0.19)	7.87	3.10	(7.27)	8.65	5.19
Total investment operations	(0.34)	7.56	2.89	(7.53)	8.34	4.95
Contributions from affiliate	—	0.00 (B)(C)	—	0.01 (D)	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(4.77)	(0.95)	(0.87)	(3.92)	(2.66)	(1.84)
Net asset value, end of period/year	$21.34	$26.45	$19.84	$17.82	$29.26	$23.58
Total return (E)	(3.25)%(F)	39.05%(C)	17.17%	(29.52)%(D)	37.64%	25.72%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,260	$20,839	$12,873	$13,016	$18,427	$18,000
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.80%(G)	1.81%	1.86%	1.85%	1.80%	1.87%(H)
Including waiver and/or reimbursement and recapture	1.80%(G)	1.81%	1.86%(I)	1.84%	1.80%(I)	1.87%(H)(I)
Net investment income (loss) to average net assets	(1.26)%(G)	(1.26)%	(1.08)%	(1.21)%	(1.19)%	(1.12)%
Portfolio turnover rate	20%(F)	36%	42%	40%	25%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.04%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes interest expenses outside the operating expense limit.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$32.76	$24.14	$21.27	$33.86	$26.67	$22.70
Investment operations:
Net investment income (loss) (A)	(0.04)	(0.07)	(0.00)(B)	(0.04)	(0.06)	(0.02)
Net realized and unrealized gain (loss)	(0.36)	9.64	3.74	(8.63)	9.91	5.83
Total investment operations	(0.40)	9.57	3.74	(8.67)	9.85	5.81
Contributions from affiliate	—	—	—	0.05 (C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	(0.05)	—	—
Net realized gains	(4.77)	(0.95)	(0.87)	(3.92)	(2.66)	(1.84)
Total dividends and/or distributions to shareholders	(4.77)	(0.95)	(0.87)	(3.97)	(2.66)	(1.84)
Net asset value, end of period/year	$27.59	$32.76	$24.14	$21.27	$33.86	$26.67
Total return	(2.77)%(D)	40.46%	18.42%	(28.67)%(C)	39.05%	27.07%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$384,177	$419,190	$291,705	$254,969	$388,235	$309,755
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77%(E)	0.77%	0.78%	0.79%	0.78%	0.82%
Including waiver and/or reimbursement and recapture	0.77%(E)	0.77%	0.78%	0.79%	0.78%	0.82%
Net investment income (loss) to average net assets	(0.23)%(E)	(0.22)%	(0.01)%	(0.16)%	(0.18)%	(0.08)%
Portfolio turnover rate	20%(D)	36%	42%	40%	25%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.17%.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$32.93	$24.24	$21.33	$33.89	$26.68	$22.68
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.04)	0.02	(0.01)	(0.02)	0.01
Net realized and unrealized gain (loss)	(0.37)	9.68	3.76	(8.63)	9.90	5.83
Total investment operations	(0.39)	9.64	3.78	(8.64)	9.88	5.84
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	—	(0.01)	—
Net realized gains	(4.77)	(0.95)	(0.87)	(3.92)	(2.66)	(1.84)
Total dividends and/or distributions to shareholders	(4.77)	(0.95)	(0.87)	(3.92)	(2.67)	(1.84)
Net asset value, end of period/year	$27.77	$32.93	$24.24	$21.33	$33.89	$26.68
Total return	(2.71)%(B)	40.59%	18.57%	(28.72)%	39.17%	27.23%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$861,945	$810,592	$743,651	$561,033	$647,828	$529,573
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.67%(C)	0.68%	0.69%	0.69%	0.67%	0.70%
Including waiver and/or reimbursement and recapture	0.67%(C)	0.68%	0.69%	0.69%	0.67%	0.70%
Net investment income (loss) to average net assets	(0.15)%(C)	(0.12)%	0.08%	(0.05)%	(0.07)%	0.03%
Portfolio turnover rate	20%(B)	36%	42%	40%	25%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$32.92	$24.23	$21.33	$33.89	$29.89
Investment operations:
Net investment income (loss) (B)	(0.02)	(0.04)	0.00 (C)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	(0.37)	9.68	3.77	(8.62)	4.03
Total investment operations	(0.39)	9.64	3.77	(8.64)	4.00
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(4.77)	(0.95)	(0.87)	(3.92)	—
Net asset value, end of period/year	$27.76	$32.92	$24.23	$21.33	$33.89
Total return	(2.72)%(D)	40.61%	18.52%	(28.71)%	13.38%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$23,715	$35,347	$15,100	$1,248	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.67%(E)	0.68%	0.68%	0.69%	0.67%(E)
Including waiver and/or reimbursement and recapture	0.67%(E)	0.68%	0.68%(F)	0.69%	0.67%(E)
Net investment income (loss) to average net assets	(0.11)%(E)	(0.15)%	0.02%	(0.07)%	(0.23)%(E)
Portfolio turnover rate	20%(D)	36%	42%	40%	25%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class T
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$120.55	$86.57	$73.95	$107.77	$79.77	$64.44
Investment operations:
Net investment income (loss) (A)	(0.10)	(0.17)	0.04	(0.08)	(0.11)	(0.01)
Net realized and unrealized gain (loss)	(2.68)	35.10	13.45	(29.82)	30.77	17.18
Total investment operations	(2.78)	34.93	13.49	(29.90)	30.66	17.17
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(4.77)	(0.95)	(0.87)	(3.92)	(2.66)	(1.84)
Net asset value, end of period/year	$113.00	$120.55	$86.57	$73.95	$107.77	$79.77
Total return (B)	(2.73)%(C)	40.58%	18.48%	(28.76)%	39.15%	27.17%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$170,465	$181,656	$139,697	$125,757	$189,010	$144,510
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70%(D)	0.71%	0.73%	0.72%	0.70%	0.75%
Including waiver and/or reimbursement and recapture	0.70%(D)	0.71%	0.73%	0.72%	0.70%	0.75%
Net investment income (loss) to average net assets	(0.17)%(D)	(0.16)%	0.04%	(0.10)%	(0.11)%	(0.02)%
Portfolio turnover rate	20%(C)	36%	42%	40%	25%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica US Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6. Class T shares are not available to new investors; only existing Class T shareholders may purchase additional Class T shares.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2025, commissions recaptured are $5,829.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs.These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Small and medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK FACTORS (continued)
company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$854,554,623	36.06%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.6800%
Over $500 million up to $800 million	0.6700
Over $800 million up to $1 billion	0.6575
Over $1 billion up to $2 billion	0.6130
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2025
Class A	1.08%	March 1, 2026
Class C	1.86	March 1, 2026
Class I	0.83	March 1, 2026
Class I2	0.74	March 1, 2026
Class R6	0.73	March 1, 2026
Class T	0.77	March 1, 2026
Prior to March 1, 2025
Class A	1.09
Class C	1.86
Class I	0.83
Class I2	0.74
Class R6	0.73
Class T	0.77
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of April 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I2, Class R6 and Class T.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$178,873	663
Class C	—	1,105
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$704,710	$91,858
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$546,530,431	$—	$505,878,460	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,322,042,159	$1,085,705,735	$(33,387,543)	$1,052,318,192
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. OPERATING SEGMENTS (continued)
single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica US Growth

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453849 TA US G 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Statements Regarding Basis for Approval of Investment Sub-Advisory Contracts are included within the Financial Statements filed under Item 7(a) of this Form

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable for semi-annual reports.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Act, as amended (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)

The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	July 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	July 3, 2025

By:	/s/ Joshua Durham
Joshua Durham
Vice President, Chief Operating Officer and Interim Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date:	July 3, 2025

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer